UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09997

Baird Funds, Inc.
(Exact name of Registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew D. Ketter

 Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report –
Baird Funds

June 30, 2019

Taxable Bond Funds
Baird Ultra Short Bond Fund	Baird Aggregate Bond Fund
Baird Short-Term Bond Fund	Baird Core Plus Bond Fund
Baird Intermediate Bond Fund

Municipal Bond Funds
  Baird Short-Term Municipal Bond Fund
  Baird Quality Intermediate Municipal Bond Fund
  Baird Core Intermediate Municipal Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary or, if you are a direct investor, by calling 1-866-442-2473, or sending an e-mail request to prospectus@bairdfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-866-442-2473 or send an e-mail request to prospectus@bairdfunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

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Table of Contents

Baird Ultra Short Bond Fund	1
Baird Short-Term Bond Fund	9
Baird Intermediate Bond Fund	17
Baird Aggregate Bond Fund	25
Baird Core Plus Bond Fund	36
Baird Short-Term Municipal Bond Fund	47
Baird Quality Intermediate Municipal Bond Fund	60
Baird Core Intermediate Municipal Bond Fund	71
Additional Information on Fund Expenses	84
Statements of Assets and Liabilities	86
Statements of Operations	89
Statements of Changes in Net Assets	92
Financial Highlights	100
Notes to the Financial Statements	116
Additional Information	129

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Baird Ultra Short Bond Fund
June 30, 2019 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$1,407,209,709

	SEC 30-Day
	Yield(3)
	Institutional Class
	(after waivers)	2.45%
	Institutional Class
	(before waivers)	2.30%
	Investor Class
	(after waivers)	2.17%
	Investor Class
	(before waivers)	2.02%

	Average
	Effective
	Duration	0.47 years
Sector Weightings(1)
	Average
	Effective
	Maturity	0.77 years

	Annualized
	Expense Ratio(4)
	Gross
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Net
	Institutional Class	0.15%
	Investor Class	0.40%	(5)

	Portfolio
	Turnover Rate(6)	28%

	Number of
	Holdings	293

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2019.
(4)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2020.  The agreement may only be terminated prior to the end of this term by or with the consent of the Board of Directors of Baird Funds, Inc.

(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Ultra Short Bond Fund
June 30, 2019 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Five	Since
For the Periods Ended June 30, 2019	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	1.78%	2.87%	1.89%	1.39%	1.47%
Investor Class Shares	1.77%	2.72%	1.64%	1.15%	1.23%
Bloomberg Barclays U.S. Short-Term
Government/Corporate Index(2)	1.53%	2.71%	1.60%	1.12%	1.04%

(1)	For the period from December 31, 2013 (inception date) through June 30, 2019.
(2)
The Bloomberg Barclays U.S. Short-Term Government/Corporate Index is an unmanaged, market value weighted index of investment grade, fixed debt including government and corporate securities with maturities less than one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds).  While these types of securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Part F of Form N-PORT. Shareholders can look up the Fund’s Forms N-CSR or Part F of Form N-PORT on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.375%, 12/15/2019	$171,000,000	$170,458,946	12.1%
1.375%, 02/15/2020	56,000,000	55,759,375	4.0%
1.500%, 06/15/2020	93,000,000	92,589,490	6.5%
Total U.S. Treasury Securities
(Cost $318,158,720)		318,807,811	22.6%
Other Government Related Securities
Syngenta Finance NV,
3.698%, 04/24/2020(1)(2)	7,500,000	7,552,508	0.6%
Other Government Related Securities(1)(2)(3)(6)		6,037,827	0.4%
Total Other Government Related Securities
(Cost $13,549,993)		13,590,335	1.0%
Corporate Bonds
Industrials
Actavis Funding SCS,
3.000%, 03/12/2020(1)	6,500,000	6,519,057	0.5%
Boardwalk Pipelines LP,
5.750%, 09/15/2019	6,450,000	6,483,256	0.5%
Broadcom, Inc.,
2.375%, 01/15/2020	10,500,000	10,481,747	0.7%
Cardinal Health, Inc.,
2.400%, 11/15/2019	7,000,000	6,994,413	0.5%
CVS Health Corp.,
3.173%, 03/09/2021
(3 Month LIBOR USD + 0.720%)(3)	7,485,000	7,518,003	0.5%
Dollar Tree, Inc.,
3.288%, 04/17/2020
(3 Month LIBOR USD + 0.700%)(3)	10,231,000	10,232,180	0.7%
EMD Finance LLC,
2.400%, 03/19/2020(2)	11,200,000	11,190,221	0.8%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Enbridge Energy Partners LP,
5.200%, 03/15/2020	$9,930,000	$10,100,955	0.7%
Harris Corp.,
2.700%, 04/27/2020	8,760,000	8,768,987	0.6%
International Business Machines Corp.,
2.935%, 05/13/2021
(3 Month LIBOR USD + 0.400%)(3)	6,400,000	6,416,525	0.5%
Keysight Technologies, Inc.,
3.300%, 10/30/2019	9,475,000	9,485,525	0.7%
Molex Electronic Technologies LLC,
2.878%, 04/15/2020(2)	11,004,000	11,009,352	0.8%
ONEOK Partners LP,
3.800%, 03/15/2020	8,000,000	8,055,151	0.6%
Rockies Express Pipeline LLC,
5.625%, 04/15/2020(2)	7,000,000	7,113,750	0.5%
Shire Acquisitions Investments Ireland DAC,
1.900%, 09/23/2019(1)	8,000,000	7,987,600	0.6%
Smithfield Foods, Inc.,
2.700%, 01/31/2020(2)	6,372,000	6,358,759	0.5%
Suntory Holdings Ltd.,
2.550%, 09/29/2019(1)(2)	7,516,000	7,512,074	0.5%
Time Warner Cable LLC,
5.000%, 02/01/2020	10,252,000	10,386,797	0.7%
Viterra, Inc.,
5.950%, 08/01/2020(1)(2)	8,000,000	8,266,080	0.6%
Vulcan Materials Co.,
3.170%, 03/01/2021
(3 Month LIBOR USD + 0.650%)(3)	9,236,000	9,243,019	0.7%
Williams Partners LP,
5.250%, 03/15/2020	9,976,000	10,160,315	0.7%
Zimmer Holdings, Inc.,
2.700%, 04/01/2020	11,200,000	11,213,951	0.8%
Other Industrials(2)(3)(6)		283,520,171	20.1%
Total Industrials
(Cost $473,894,285)		475,017,888	33.8%
Utilities
EDP Finance BV,
4.125%, 01/15/2020(1)(2)	10,925,000	10,949,035	0.7%
Other Utilities(2)(3)(6)		20,783,630	1.5%
Total Utilities
(Cost $31,694,649)		31,732,665	2.2%
Financials
Barclays PLC,
2.750%, 11/08/2019(1)	8,000,000	7,991,875	0.6%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Citibank NA,
3.123%, 05/20/2022
(3 Month LIBOR USD + 0.600%)(3)	$7,000,000	$7,008,760	0.5%
Discover Bank,
7.000%, 04/15/2020	7,000,000	7,239,024	0.5%
First Tennessee Bank NA,
2.950%, 12/01/2019	6,250,000	6,257,162	0.4%
Marsh & McLennan Companies, Inc.,
3.519%, 12/29/2021
(3 Month LIBOR USD + 1.200%)(3)	7,000,000	7,019,879	0.5%
Morgan Stanley,
5.500%, 01/26/2020	7,500,000	7,628,864	0.6%
Santander Holdings USA, Inc.,
2.650%, 04/17/2020	6,225,000	6,223,271	0.4%
SunTrust Banks, Inc.,
3.115%, 05/17/2022
(3 Month LIBOR USD + 0.590%)(3)	8,400,000	8,413,068	0.6%
Other Financials(1)(2)(3)(6)		149,022,870	10.6%
Total Financials
(Cost $206,321,970)		206,804,773	14.7%
Total Corporate Bonds
(Cost $711,910,904)		713,555,326	50.7%
Municipal Bonds
Other Municipal Bonds(4)(6)		1,170,000	0.1%
Total Municipal Bonds
(Cost $1,170,000)		1,170,000	0.1%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues(6)		6,359	0.0%
Total U.S. Government Agency Issues
(Cost $6,219)		6,359	0.0%
Non-U.S. Government Agency Issues
Other Non-U.S. Government Agency Issues(2)(3)(6)		23,296,388	1.6%
Total Non-U.S. Government Agency Issues
(Cost $23,216,754)		23,296,388	1.6%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues(6)		207,608	0.0%
Total U.S. Government Agency Issues
(Cost $207,705)		207,608	0.0%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Non-U.S. Government Agency Issues
Other Non-U.S. Government Agency Issues(6)		$4,042,484	0.3%
Total Non-U.S. Government Agency Issues
(Cost $4,012,367)		4,042,484	0.3%
Asset Backed Securities
Ally Auto Receivables Trust,
Series 2019-1, Class A2, 2.850%, 03/15/2022	$10,560,000	10,596,757	0.8%
American Express Credit Account Master Trust,
Series 2017-1, Class A, 1.930%, 09/15/2022	8,384,000	8,366,855	0.6%
Barclays Dryrock Issuance Trust,
Series 2014-3, Class A, 2.410%, 07/15/2022	6,992,000	6,990,717	0.5%
Citibank Credit Card Issuance Trust:
Series 2014-A6, Class A6, 2.150%, 07/15/2021	3,600,000	3,599,616	0.3%
Series 2017-A9, Class A9, 1.800%, 09/20/2021	4,700,000	4,693,554	0.3%
Series 2016-A1, Class A1, 1.750%, 11/19/2021	4,735,000	4,725,478	0.3%
Series 2017-A3, Class A3, 1.920%, 04/07/2022	11,125,000	11,101,591	0.8%
Hyundai Auto Lease Securitization Trust,
Series 2017-A, Class A4, 2.130%, 04/15/2021(2)	6,350,000	6,346,852	0.5%
Master Credit Card Trust II,
Series 2017-1A, Class A, 2.260%, 07/21/2021(2)	10,130,000	10,124,390	0.7%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A3, 2.040%, 02/16/2022(2)	6,977,987	6,971,993	0.5%
Nissan Auto Receivables Owner Trust,
Series 2017-B, Class A3, 1.750%, 10/15/2021	9,755,000	9,725,100	0.7%
PFS Financing Corp.,
Series 2016-BA, Class A, 1.870%, 10/15/2021(2)	15,497,000	15,463,912	1.1%
Santander Retail Auto Lease Trust,
Series 2017-A, Class A4, 2.370%, 01/20/2022(2)	10,000,000	9,999,451	0.7%
Synchrony Credit Card Master Note Trust:
Series 2016-3, Class A, 1.580%, 09/15/2022	6,370,000	6,357,128	0.4%
Series 2015-1, Class A, 2.370%, 03/15/2023	12,075,000	12,076,331	0.9%
Toyota Auto Receivables Owner Trust,
Series 2017-B, Class A3, 1.760%, 07/15/2021	8,765,350	8,740,600	0.6%
Verizon Owner Trust,
Series 2017-1A, Class A, 2.060%, 09/20/2021(2)	7,480,626	7,470,398	0.5%
World Financial Network Credit Card Master Trust,
Series 2017-B, Class A, 1.980%, 06/15/2023	13,813,000	13,802,068	1.0%
Other Asset Backed Securities(2)(6)		142,200,797	10.1%
Total Asset Backed Securities
(Cost $298,373,742)		299,353,588	21.3%
Total Long-Term Investments
(Cost $1,370,606,404)		1,374,029,899	97.6%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 2.32%(5)	19,702,975	$19,702,975	1.4%
Total Short-Term Investment
(Cost $19,702,975)		19,702,975	1.4%
Total Investments
(Cost $1,390,309,379)		1,393,732,874	99.0%
Other Assets in Excess of Liabilities		13,476,835	1.0%
TOTAL NET ASSETS		$1,407,209,709	100.0%
Notes to Summary Schedule of Investments
(1)	Foreign security, or group of securities contain a foreign security.
(2)
Security, or group of securities contain a security, issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2019, the value of these securities total $345,759,533, which represents 24.57% of total net assets.

(3)	Variable rate security, or group of securities contain a variable rate security, based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(4)	Variable rate security, or group of securities contain a variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2019.
(5)	Seven-day yield.
(6)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Summary of Fair Value Exposure at June 30, 2019 (Unaudited) (cont.)

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$318,807,811	$—	$318,807,811
Other Government Related Securities	—	13,590,335	—	13,590,335
Corporate Bonds	—	713,555,326	—	713,555,326
Municipal Bonds	—	1,170,000	—	1,170,000
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	6,359	—	6,359
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	23,296,388	—	23,296,388
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	207,608	—	207,608
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	4,042,484	—	4,042,484
Asset Backed Securities	—	299,353,588	—	299,353,588
Total Long-Term Investments	—	1,374,029,899	—	1,374,029,899
Short-Term Investment
Money Market Mutual Fund	19,702,975	—	—	19,702,975
Total Short-Term Investment	19,702,975	—	—	19,702,975
Total Investments	$19,702,975	$1,374,029,899	$—	$1,393,732,874

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.  See the Fund's Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
June 30, 2019 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$6,618,517,538

	SEC 30-Day
	Yield(3)
	Institutional Class	2.21%
	Investor Class	1.96%

	Average
	Effective
	Duration	1.89 years

	Average
	Effective
	Maturity	2.01 years

Sector Weightings(1)	Annualized
	Expense
	Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio
	Turnover Rate(6)	32%

	Number of
	Holdings	503

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2019.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Short-Term Bond Fund
June 30, 2019 (Unaudited)

Total Returns

			Average Annual
					Since	Since
	Six	One	Five	Ten	Inception	Inception
For the Periods Ended June 30, 2019	Months	Year	Years	Years	(8/31/04)	(9/19/12)
Institutional Class Shares	3.14%	4.55%	1.89%	2.68%	2.79%	N/A
Investor Class Shares	3.01%	4.40%	1.64%	N/A	N/A	1.65%
Bloomberg Barclays 1-3 Year U.S.
Government/Credit Bond Index(1)	2.71%	4.27%	1.46%	1.59%	2.40%	1.29%

(1)
The Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Part F of Form N-PORT. Shareholders can look up the Fund’s Forms N-CSR or Part F of Form N-PORT on the SEC’s website (www.sec.gov).

Long-Term Investments
	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
2.375%, 04/15/2021	$655,000,000	$661,652,344	10.0%
2.000%, 08/31/2021	348,900,000	350,753,531	5.3%
1.125%, 09/30/2021	747,225,000	737,359,299	11.1%
1.750%, 03/31/2022	16,825,000	16,835,516	0.3%
1.875%, 03/31/2022	245,340,000	246,422,945	3.7%
1.625%, 08/31/2022	115,000,000	114,647,410	1.7%
Total U.S. Treasury Securities
(Cost $2,097,235,774)		2,127,671,045	32.1%
Other Government Related Securities
Other Government Related Securities(1)(2)(3)(8)		64,626,048	1.0%
Total Other Government Related Securities
(Cost $63,831,735)		64,626,048	1.0%
Corporate Bonds
Industrials
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022(1)(2)	32,985,000	33,050,006	0.5%
Anglo American Capital PLC,
4.125%, 04/15/2021(1)(2)	27,700,000	28,334,128	0.4%
ArcelorMittal,
6.250%, 02/25/2022(1)	28,418,000	30,830,900	0.5%
Bayer US Finance II LLC,
3.500%, 06/25/2021(2)	26,245,000	26,625,136	0.4%
Becton Dickinson and Co.,
2.894%, 06/06/2022	22,500,000	22,805,674	0.3%
Broadcom, Inc.,
3.000%, 01/15/2022	29,970,000	30,047,873	0.5%
CK Hutchison International Ltd.,
2.250%, 09/29/2020(1)(2)	20,000,000	19,953,400	0.3%
Conagra Brands, Inc.,
2.811%, 10/09/2020
(3 Month LIBOR USD + 0.500%)(3)	20,000,000	19,954,228	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)
	Principal		% of
	Amount	Value	Net Assets
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
4.420%, 06/15/2021(2)	$21,772,000	$22,434,749	0.3%
Elanco Animal Health, Inc.,
3.912%, 08/27/2021(2)	32,689,000	33,398,233	0.5%
Encana Corp.,
3.900%, 11/15/2021(1)	32,690,000	33,484,724	0.5%
Forest Laboratories, Inc.,
5.000%, 12/15/2021(2)	20,045,000	20,961,582	0.3%
General Electric Co.,
3.150%, 09/07/2022	25,175,000	25,496,822	0.4%
Grupo Bimbo SAB de CV,
4.875%, 06/30/2020(1)(2)	28,075,000	28,636,224	0.4%
HCA, Inc.,
6.500%, 02/15/2020	22,343,000	22,857,240	0.4%
Keurig Dr Pepper, Inc.,
2.530%, 11/15/2021	23,880,000	23,849,610	0.4%
Keysight Technologies, Inc.,
3.300%, 10/30/2019	29,075,000	29,107,298	0.4%
Microchip Technology, Inc.,
3.922%, 06/01/2021	33,643,000	34,246,752	0.5%
Molex Electronic Technologies LLC,
2.878%, 04/15/2020(2)	31,303,000	31,318,224	0.5%
Nissan Motor Acceptance Corp.,
2.150%, 07/13/2020(2)	20,000,000	19,917,244	0.3%
Seagate HDD Cayman,
4.250%, 03/01/2022(1)	20,686,000	21,036,836	0.3%
Suntory Holdings Ltd.,
2.550%, 06/28/2022(1)(2)	25,600,000	25,592,524	0.4%
Total System Services, Inc.,
3.800%, 04/01/2021	26,676,000	27,169,563	0.4%
Verizon Communications, Inc.,
2.946%, 03/15/2022	30,880,000	31,548,313	0.5%
Volkswagen Group of America Finance LLC,
4.000%, 11/12/2021(2)	24,700,000	25,493,751	0.4%
Williams Companies, Inc.,
3.700%, 01/15/2023	22,537,000	23,292,438	0.4%
Zimmer Holdings, Inc.,
2.700%, 04/01/2020	27,610,000	27,644,392	0.4%
Other Industrials(1)(2)(3)(8)		1,372,676,663	20.7%
Total Industrials
(Cost $2,068,885,068)		2,091,764,527	31.6%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)
	Principal		% of
	Amount	Value	Net Assets
Utilities
Other Utilities(1)(2)(3)(7)(8)		$108,471,544	1.6%
Total Utilities
(Cost $108,306,141)		108,471,544	1.6%
Financials
AerCap Holdings N.V.,
4.450%, 12/16/2021(1)	$25,000,000	25,958,067	0.4%
Bank of Nova Scotia,
3.125%, 04/20/2021(1)	20,000,000	20,309,534	0.3%
BNP Paribas SA,
2.950%, 05/23/2022(1)(2)	23,125,000	23,367,216	0.3%
BPCE SA,
3.000%, 05/22/2022(1)(2)	32,127,000	32,418,456	0.5%
Credit Agricole SA,
3.375%, 01/10/2022(1)(2)	19,895,000	20,290,142	0.3%
JPMorgan Chase & Co.,
3.514%, 06/18/2022
(3 Month LIBOR USD + 0.610%)(3)	23,010,000	23,515,430	0.4%
Stifel Financial Corp.,
3.500%, 12/01/2020	27,373,000	27,672,238	0.4%
Zions Bancorp NA,
3.350%, 03/04/2022	20,000,000	20,371,993	0.3%
Other Financials(1)(2)(3)(8)		1,098,136,508	16.6%
Total Financials
(Cost $1,274,938,293)		1,292,039,584	19.5%
Total Corporate Bonds
(Cost $3,452,129,502)		3,492,275,655	52.7%
Municipal Bonds
Other Municipal Bonds(8)		58,810,679	0.9%
Total Municipal Bonds
(Cost $58,664,992)		58,810,679	0.9%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
CSMC Trust, Series 2019-RPL1,
Class A1A, 3.650%, 07/25/2058(2)(4)	20,861,247	21,486,576	0.3%
Other Non-U.S. Government Agency Issues(2)(3)(4)(6)(7)(8)		160,458,122	2.4%
Total Non-U.S. Government Agency Issues
(Cost $180,930,556)		181,944,698	2.7%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)
	Principal		% of
	Amount	Value	Net Assets
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues(4)(8)		$10,179,946	0.2%
Total U.S. Government Agency Issues
(Cost $10,038,732)		10,179,946	0.2%
Non-U.S. Government Agency Issues
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class ASB, 2.977%, 06/15/2046	$20,262,985	20,475,001	0.3%
Other Non-U.S. Government Agency Issues(8)		141,759,618	2.2%
Total Non-U.S. Government Agency Issues
(Cost $161,944,092)		162,234,619	2.5%
Asset Backed Securities
BA Credit Card Trust,
Series 2018-A2, Class A2, 3.000%, 09/15/2023	30,100,000	30,618,042	0.5%
Dell Equipment Finance Trust,
Series 2019-1, Class A3, 2.830%, 03/22/2024(2)	27,550,000	27,897,342	0.4%
Ford Credit Auto Owner Trust,
Series 2017-1, Class A, 2.620%, 08/15/2028(2)	23,917,000	24,201,192	0.4%
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	26,950,000	27,532,338	0.4%
Synchrony Card Issuance Trust,
Series 2018-A1, Class A, 3.380%, 09/15/2024	33,970,000	34,856,583	0.5%
Verizon Owner Trust:
Series 2018-1A, Class A1A, 2.820%, 09/20/2022(2)	28,600,000	28,799,019	0.4%
Series 2019-B, Class A1A, 2.330%, 12/20/2023	21,450,000	21,514,760	0.3%
Volvo Financial Equipment LLC,
Series 2018-1A, Class A3, 2.540%, 02/15/2022(2)	42,800,000	42,873,924	0.7%
Other Asset Backed Securities(2)(8)		218,702,102	3.3%
Total Asset Backed Securities
(Cost $451,275,580)		456,995,302	6.9%
Total Long-Term Investments
(Cost $6,476,050,963)		6,554,737,992	99.0%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 2.32%(5)	40,118,363	$40,118,363	0.6%
Total Short-Term Investment
(Cost $40,118,363)		40,118,363	0.6%
Total Investments
(Cost $6,516,169,326)		6,594,856,355	99.6%
Other Assets in Excess of Liabilities		23,661,183	0.4%
TOTAL NET ASSETS		$6,618,517,538	100.0%
Notes to Summary Schedule of Investments
(1)	Foreign security, or group of securities contain a foreign security.
(2)
Security, or group of securities contain a security, issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2019, the value of these securities total $1,559,954,826, which represents 23.57% of total net assets.

(3)	Variable rate security, or group of securities contain a variable rate security, based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(4)	Variable rate security, or group of securities contain a variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2019.
(5)	Seven-day yield.
(6)	Security, or group of securities contain a security, that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond, or group of securities contain a step-up bond; the interest rate shown is the rate in effect as of June 30, 2019.
(8)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Summary of Fair Value Exposure at June 30, 2019 (Unaudited) (cont.)

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$2,127,671,045	$—	$2,127,671,045
Other Government Related Securities	—	64,626,048	—	64,626,048
Corporate Bonds	—	3,492,275,655	—	3,492,275,655
Municipal Bonds	—	58,810,679	—	58,810,679
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	181,944,698	—	181,944,698
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	10,179,946	—	10,179,946
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	162,234,619	—	162,234,619
Asset Backed Securities	—	456,995,302	—	456,995,302
Total Long-Term Investments	—	6,554,737,992	—	6,554,737,992
Short-Term Investment
Money Market Mutual Fund	40,118,363	—	—	40,118,363
Total Short-Term Investment	40,118,363	—	—	40,118,363
Total Investments	$40,118,363	$6,554,737,992	$—	$6,594,856,355

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.  See the Fund's Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
June 30, 2019 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$4,230,995,459

	SEC 30-Day
	Yield(3)
	Institutional Class	2.26%
	Investor Class	2.01%

	Average
	Effective
	Duration	3.92 years

	Average
	Effective
	Maturity	4.34 years

	Annualized
Sector Weightings(1)	Expense
	Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio
	Turnover Rate(6)	12%

	Number of
	Holdings	510

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2019.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Intermediate Bond Fund
June 30, 2019 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2019	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	5.20%	7.05%	2.60%	4.17%	4.79%
Investor Class Shares	5.11%	6.83%	2.36%	3.93%	4.53%
Bloomberg Barclays Intermediate
U.S. Government/Credit Bond Index(2)	4.97%	6.93%	2.39%	3.24%	4.35%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2019.
(2)
The Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.
Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Part F of Form N-PORT. Shareholders can look up the Fund’s Forms N-CSR or Part F of Form N-PORT on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.375%, 08/31/2020	$133,600,000	$132,775,437	3.1%
1.750%, 03/31/2022	265,050,000	265,215,656	6.3%
1.875%, 03/31/2022	510,250,000	512,502,274	12.1%
2.500%, 05/15/2024	351,025,000	363,077,774	8.6%
2.250%, 11/15/2025	297,625,000	304,798,227	7.2%
2.000%, 11/15/2026	106,975,000	107,789,849	2.5%
2.250%, 11/15/2027	160,375,000	164,183,906	3.9%
3.125%, 11/15/2028	34,900,000	38,279,574	0.9%
Total U.S. Treasury Securities
(Cost $1,834,810,756)		1,888,622,697	44.6%
Other Government Related Securities
Other Government Related Securities(1)(2)(9)		34,096,881	0.8%
Total Other Government Related Securities
(Cost $33,523,309)		34,096,881	0.8%
Corporate Bonds
Industrials
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028	12,300,000	13,175,494	0.3%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
5.450%, 06/15/2023(2)	12,100,000	13,041,280	0.3%
DXC Technology Co.,
4.450%, 09/18/2022	14,000,000	14,771,034	0.3%
Energy Transfer Partners LP,
4.750%, 01/15/2026	10,326,000	11,065,265	0.3%
Ford Motor Credit Co. LLC,
2.979%, 08/03/2022	12,000,000	11,872,769	0.3%
Kinder Morgan, Inc.,
7.800%, 08/01/2031	12,425,000	16,709,941	0.4%
MPLX LP,
4.875%, 06/01/2025	10,219,000	11,106,232	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
nVent Finance Sarl,
3.950%, 04/15/2023(1)	$18,275,000	$18,531,109	0.4%
Penske Truck Leasing Co.,
3.950%, 03/10/2025(2)	12,000,000	12,594,179	0.3%
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026	9,730,000	11,118,814	0.3%
Wabtec Corp.,
4.375%, 08/15/2023	12,302,000	12,743,505	0.3%
Other Industrials(1)(2)(3)(8)(9)		677,870,505	16.0%
Total Industrials
(Cost $798,601,505)		824,600,127	19.5%
Utilities
Avangrid, Inc.,
3.800%, 06/01/2029	10,975,000	11,485,671	0.3%
Edison International,
4.125%, 03/15/2028	13,600,000	13,299,401	0.3%
EDP Finance BV,
4.125%, 01/15/2020(1)(2)	15,000,000	15,033,000	0.4%
Enel Finance International NV,
3.500%, 04/06/2028(1)(2)	13,550,000	13,358,134	0.3%
Other Utilities(1)(2)(3)(9)		32,868,594	0.8%
Total Utilities
(Cost $85,234,096)		86,044,800	2.1%
Financials
Bank of America Corp.,
2.369%, 07/21/2021
(3 Month LIBOR USD + 0.660%)(3)	11,000,000	10,988,010	0.3%
Boston Properties LP,
3.200%, 01/15/2025	12,175,000	12,428,604	0.3%
Capital One NA,
2.650%, 08/08/2022	12,150,000	12,214,290	0.3%
First Horizon National Corp.,
3.500%, 12/15/2020	13,196,000	13,354,191	0.3%
Jackson National Life Global Funding,
3.250%, 01/30/2024(2)	10,350,000	10,660,412	0.2%
John Hancock Life Insurance Co.,
7.375%, 02/15/2024	11,325,000	13,328,972	0.3%
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023(2)	9,906,000	11,520,341	0.3%
Nordea Bank AB,
4.250%, 09/21/2022(1)(2)	10,350,000	10,783,460	0.3%
Prudential Insurance Co. of America,
8.300%, 07/01/2025(2)	8,300,000	10,703,738	0.2%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Stifel Financial Corp.,
4.250%, 07/18/2024	$10,139,000	$10,641,235	0.2%
Other Financials(1)(2)(3)(9)		748,005,583	17.7%
Total Financials
(Cost $842,877,511)		864,628,836	20.4%
Total Corporate Bonds
(Cost $1,726,713,112)		1,775,273,763	42.0%
Municipal Bonds
Other Municipal Bonds(9)		37,950,223	0.9%
Total Municipal Bonds
(Cost $37,128,908)		37,950,223	0.9%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues(9)		40,868	0.0%
Total U.S. Government Agency Issues
(Cost $39,374)		40,868	0.0%
Non-U.S. Government Agency Issues
Other Non-U.S. Government Agency Issues(2)(3)(4)(6)(7)(9)		69,123,532	1.6%
Total Non-U.S. Government Agency Issues
(Cost $67,422,565)		69,123,532	1.6%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K720, Class A2, 2.716%, 06/25/2022	16,125,000	16,362,707	0.4%
Series K028, Class A2, 3.111%, 02/25/2023	13,850,000	14,327,736	0.4%
Series K723, Class A2, 2.454%, 08/25/2023	14,500,000	14,689,048	0.4%
Series K727, Class A2, 2.946%, 07/25/2024	5,400,000	5,579,846	0.1%
Series K041, Class A2, 3.171%, 10/25/2024	4,895,000	5,127,796	0.1%
Series K043, Class A2, 3.062%, 12/25/2024	3,250,000	3,383,692	0.1%
Series K048, Class A2, 3.284%, 06/25/2025(4)	8,725,000	9,209,182	0.2%
Series K050, Class A2, 3.334%, 08/25/2025(4)	12,375,000	13,113,106	0.3%
Series K734, Class A2, 3.208%, 02/25/2026	9,375,000	9,859,392	0.2%
Series K068, Class A2, 3.244%, 08/25/2027	9,354,000	9,904,872	0.2%
Series K071, Class A2, 3.286%, 11/25/2027	7,075,000	7,521,133	0.2%
Series K073, Class A2, 3.350%, 01/25/2028	9,100,000	9,707,813	0.2%
Total U.S. Government Agency Issues
(Cost $115,592,362)		118,786,323	2.8%
Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	11,550,000	11,888,646	0.3%
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	11,675,000	12,083,333	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
COMM Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%, 08/12/2050	$13,000,000	$13,975,827	0.3%
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A4, 3.600%, 06/17/2047	13,175,000	13,816,119	0.3%
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/17/2047	16,400,000	16,826,125	0.4%
Series 2015-P2, Class ASB, 3.656%, 12/17/2048	11,675,000	12,240,510	0.3%
Series 2015-P2, Class A4, 3.809%, 12/17/2048	13,211,144	14,165,411	0.3%
Other Non-U.S. Government Agency Issues(9)		45,193,351	1.1%
Total Non-U.S. Government Agency Issues
(Cost $137,893,573)		140,189,322	3.3%
Asset Backed Securities
Dell Equipment Finance Trust:
Series 2018-1, Class A3, 3.180%, 06/22/2023(2)	16,285,000	16,468,315	0.4%
Series 2019-1, Class A3, 2.830%, 03/22/2024(2)	11,375,000	11,518,413	0.3%
Ford Credit Auto Owner Trust,
Series 2019-1, Class A, 3.520%, 07/15/2030(2)	10,825,000	11,320,412	0.2%
PFS Financing Corp.:
Series 2017-D, Class A, 2.400%, 10/17/2022(2)	14,555,000	14,580,446	0.3%
Series 2019-A, Class A2, 2.860%, 04/15/2024(2)	12,125,000	12,262,860	0.3%
Verizon Owner Trust,
Series 2017-3A, Class A1A, 2.060%, 04/20/2022(2)	12,250,000	12,237,144	0.3%
Other Asset Backed Securities(2)(9)		32,619,148	0.8%
Total Asset Backed Securities
(Cost $109,707,636)		111,006,738	2.6%
Total Long-Term Investments
(Cost $4,062,831,595)		4,175,090,347	98.6%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 2.32%(5)	61,501,251	$61,501,251	1.5%
Total Short-Term Investment
(Cost $61,501,251)		61,501,251	1.5%
Total Investments
(Cost $4,124,332,846)		4,236,591,598	100.1%
Liabilities in Excess of Other Assets		(5,596,139)	(0.1)%
TOTAL NET ASSETS		$4,230,995,459	100.0%
Notes to Summary Schedule of Investments
(1)	Foreign security, or group of securities contain a foreign security.
(2)
Security, or group of securities contain a security, issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2019, the value of these securities total $793,610,994, which represents 18.76% of total net assets.

(3)	Variable rate security, or group of securities contain a variable rate security, based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(4)	Variable rate security, or group of securities contain a variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2019.
(5)	Seven-day yield.
(6)	Security, or group of securities contain a security, that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond, or group of securities contain a step-up bond; the interest rate shown is the rate in effect as of June 30, 2019.
(8)	Security in default, or group of securities contain a security in default.
(9)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Summary of Fair Value Exposure at June 30, 2019 (Unaudited) (cont.)

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$1,888,622,697	$—	$1,888,622,697
Other Government Related Securities	—	34,096,881	—	34,096,881
Corporate Bonds	—	1,775,273,763	—	1,775,273,763
Municipal Bonds	—	37,950,223	—	37,950,223
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	40,868	—	40,868
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	69,123,532	—	69,123,532
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	118,786,323	—	118,786,323
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	140,189,322	—	140,189,322
Asset Backed Securities	—	111,006,738	—	111,006,738
Total Long-Term Investments	—	4,175,090,347	—	4,175,090,347
Short-Term Investment
Money Market Mutual Fund	61,501,251	—	—	61,501,251
Total Short-Term Investment	61,501,251	—	—	61,501,251
Total Investments	$61,501,251	$4,175,090,347	$—	$4,236,591,598

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.  See the Fund's Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
June 30, 2019 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$20,591,949,042

	SEC 30-Day
	Yield(3)
	Institutional Class	2.66%
	Investor Class	2.41%

	Average
	Effective
	Duration	5.73 years

	Average
	Effective
	Maturity	7.61 years
Sector Weightings(1)
	Annualized
	Expense
	Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio
	Turnover Rate(6)	16%

	Number of
	Holdings	1,178

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2019.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Aggregate Bond Fund
June 30, 2019 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2019	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	6.58%	8.16%	3.29%	5.06%	5.34%
Investor Class Shares	6.51%	7.99%	3.04%	4.81%	5.09%
Bloomberg Barclays U.S.
Aggregate Bond Index(2)	6.11%	7.87%	2.95%	3.90%	4.85%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2019.
(2)
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities,  with maturities of at least one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Part F of Form N-PORT. Shareholders can look up the Fund’s Forms N-CSR or Part F of Form N-PORT on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$94,925,000	$94,984,328	0.5%
1.875%, 03/31/2022	1,200,700,000	1,205,999,962	5.9%
2.500%, 05/15/2024	417,950,000	432,300,706	2.1%
2.250%, 11/15/2025	511,600,000	523,930,358	2.5%
2.000%, 11/15/2026	173,300,000	174,620,059	0.8%
2.250%, 11/15/2027	309,050,000	316,389,938	1.5%
3.125%, 11/15/2028	161,675,000	177,330,951	0.9%
3.500%, 02/15/2039	368,530,900	437,760,004	2.1%
2.875%, 05/15/2043	802,075,000	857,844,277	4.2%
2.500%, 02/15/2045	496,500,000	494,618,732	2.4%
Total U.S. Treasury Securities
(Cost $4,502,207,320)		4,715,779,315	22.9%
Other Government Related Securities
Other Government Related Securities(1)(2)(10)		163,328,860	0.8%
Total Other Government Related Securities
(Cost $161,552,697)		163,328,860	0.8%
Corporate Bonds
Industrials
Charter Communications Operating LLC,
4.908%, 07/23/2025	44,750,000	48,582,541	0.2%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
4.420%, 06/15/2021(2)	50,575,000	52,114,525	0.3%
DXC Technology Co.,
4.250%, 04/15/2024	49,525,000	51,894,719	0.3%
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026	45,000,000	51,423,085	0.2%
Other Industrials(1)(2)(3)(7)(8)(10)		3,902,843,413	19.0%
Total Industrials
(Cost $3,947,598,096)		4,106,858,283	20.0%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Utilities
Other Utilities(1)(2)(10)		$188,639,490	0.9%
Total Utilities
(Cost $185,982,286)		188,639,490	0.9%
Financials
ING Bank NV,
5.800%, 09/25/2023(1)(2)	$47,525,000	52,573,608	0.2%
Other Financials(1)(2)(3)(10)		3,723,270,202	18.1%
Total Financials
(Cost $3,667,667,773)		3,775,843,810	18.3%
Total Corporate Bonds
(Cost $7,801,248,155)		8,071,341,583	39.2%
Municipal Bonds
Other Municipal Bonds(10)		104,853,000	0.5%
Total Municipal Bonds
(Cost $100,578,104)		104,853,000	0.5%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2020	2,722	2,732	0.0%
3.000%, 12/01/2026	804,355	823,650	0.0%
2.500%, 04/01/2028	2,527,474	2,551,470	0.0%
6.500%, 06/01/2029	106,906	119,480	0.0%
3.000%, 04/01/2031	7,542,341	7,714,361	0.0%
3.000%, 02/01/2032	68,718,974	70,330,390	0.3%
3.500%, 05/01/2032	19,215,583	19,942,650	0.1%
3.000%, 07/01/2032	16,616,047	17,006,179	0.1%
3.500%, 07/01/2032	24,032,012	24,941,459	0.1%
5.000%, 08/01/2033	4,646,424	5,047,461	0.0%
3.500%, 01/01/2034	19,385,532	20,116,907	0.1%
5.000%, 09/01/2035	9,799,777	10,721,783	0.1%
5.500%, 01/01/2036	161,424	179,436	0.0%
5.000%, 03/01/2036	4,227,366	4,626,256	0.0%
6.000%, 12/01/2036	147,910	167,843	0.0%
5.000%, 02/01/2038	2,323,659	2,541,545	0.0%
5.500%, 05/01/2038	498,612	541,859	0.0%
5.500%, 01/01/2039	10,279,812	11,424,899	0.1%
4.500%, 11/01/2039	8,166,841	8,776,076	0.0%
4.500%, 12/01/2039	23,035,697	24,758,531	0.1%
5.000%, 03/01/2040	901,341	980,191	0.0%
4.500%, 08/01/2040	825,888	887,617	0.0%
4.500%, 09/01/2040	3,095,648	3,327,043	0.0%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal Gold Loan Mortgage Corp. (FGLMC): (cont.)
4.000%, 01/01/2041	$45,711,516	$48,238,303	0.2%
4.500%, 03/01/2041	2,300,115	2,472,035	0.0%
3.500%, 10/01/2041	9,600,932	9,922,860	0.1%
4.000%, 03/01/2042	7,064,130	7,454,873	0.0%
3.500%, 06/01/2042	4,847,451	5,035,855	0.0%
3.500%, 07/01/2042	13,042,261	13,549,183	0.1%
3.000%, 08/01/2042	17,115,283	17,420,799	0.1%
3.000%, 10/01/2042	6,604,318	6,722,217	0.0%
3.000%, 11/01/2042	35,771,345	36,497,119	0.2%
3.500%, 12/01/2042	13,849,149	14,387,187	0.1%
3.000%, 01/01/2043	39,915,670	40,559,740	0.2%
3.500%, 01/01/2043	21,468,732	22,302,938	0.1%
3.000%, 02/01/2043	3,624,298	3,689,000	0.0%
3.000%, 04/01/2043	30,559,171	31,118,392	0.2%
3.500%, 04/01/2043	63,139,793	65,551,246	0.3%
4.000%, 04/01/2043	19,344,194	20,687,737	0.1%
3.500%, 05/01/2043	13,057,189	13,541,202	0.1%
3.000%, 06/01/2043	18,613,269	18,931,155	0.1%
3.000%, 08/01/2043	5,790,839	5,894,228	0.0%
3.500%, 11/01/2043	10,183,506	10,578,521	0.1%
3.500%, 01/01/2044	11,392,698	11,834,772	0.1%
3.500%, 02/01/2044	40,616,948	42,191,514	0.2%
4.000%, 03/01/2044	6,231,542	6,536,961	0.0%
3.500%, 05/01/2044	41,434,474	43,172,866	0.2%
4.000%, 05/01/2044	22,409,029	23,646,074	0.1%
4.000%, 07/01/2044	5,222,504	5,473,118	0.0%
3.500%, 10/01/2044	93,277,355	96,633,573	0.5%
4.000%, 10/01/2044	12,375,849	13,044,010	0.1%
3.500%, 01/01/2045	28,855,030	29,973,645	0.1%
4.500%, 01/01/2045	34,789,868	37,444,191	0.2%
3.500%, 06/01/2045	21,067,700	21,952,069	0.1%
3.000%, 10/01/2045	41,094,719	41,828,035	0.2%
4.000%, 10/01/2045	8,426,243	8,818,956	0.0%
4.000%, 11/01/2045	16,925,164	17,713,970	0.1%
3.500%, 01/01/2046	39,296,616	40,749,006	0.2%
4.000%, 02/01/2046	18,728,819	19,605,047	0.1%
4.000%, 04/01/2046	11,768,598	12,403,898	0.1%
3.500%, 05/01/2046	11,236,633	11,587,873	0.1%
3.000%, 08/01/2046	5,299,992	5,373,317	0.0%
3.500%, 08/01/2046	35,174,263	36,643,948	0.2%
3.000%, 10/01/2046(9)	134,274,950	136,789,597	0.7%
3.000%, 05/01/2047	68,093,289	69,266,986	0.3%
4.000%, 08/01/2048	51,640,881	54,103,653	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	$27,700	$28,342	0.0%
3.000%, 04/01/2027	6,563,389	6,717,062	0.0%
2.500%, 12/01/2027	8,522,602	8,598,631	0.0%
2.500%, 05/01/2028	11,480,576	11,583,009	0.1%
5.000%, 05/01/2028	166,248	175,715	0.0%
3.000%, 11/01/2028	21,892,648	22,405,868	0.1%
4.500%, 08/01/2029	1,312,624	1,375,175	0.0%
4.500%, 09/01/2029	1,512,318	1,584,335	0.0%
2.500%, 04/01/2030	4,296,215	4,330,652	0.0%
2.500%, 05/01/2030	13,571,246	13,679,998	0.1%
3.500%, 11/01/2030	35,959,463	37,398,053	0.2%
3.000%, 12/01/2030	35,718,096	36,534,647	0.2%
2.500%, 09/01/2031	47,917,311	48,316,162	0.2%
3.500%, 01/01/2032	47,585,108	49,351,864	0.2%
2.500%, 02/01/2032	7,700,298	7,762,143	0.0%
3.000%, 09/01/2032	3,102,088	3,183,024	0.0%
6.000%, 03/01/2033	40,957	46,437	0.0%
3.500%, 10/01/2033	22,452,835	23,288,017	0.1%
4.500%, 10/01/2033	15,876,665	16,955,403	0.1%
5.000%, 10/01/2033	16,926,744	18,400,407	0.1%
3.000%, 11/01/2033	96,556,496	99,015,338	0.5%
5.000%, 11/01/2033	47,789	51,979	0.0%
4.000%, 01/01/2034	7,108,335	7,486,759	0.0%
5.500%, 04/01/2034	5,757,650	6,395,231	0.0%
4.000%, 06/01/2034	9,397,589	9,897,614	0.1%
4.000%, 09/01/2034	11,121,934	11,713,758	0.1%
5.500%, 09/01/2034	151,118	167,853	0.0%
6.000%, 11/01/2034	40,923	46,399	0.0%
3.500%, 01/01/2035	64,174,772	66,248,459	0.3%
5.500%, 02/01/2035	516,017	573,172	0.0%
5.000%, 07/01/2035	4,419,698	4,830,579	0.0%
5.000%, 10/01/2035	2,194,626	2,399,520	0.0%
5.000%, 02/01/2036	3,156,212	3,451,206	0.0%
5.500%, 11/01/2036	199,893	222,051	0.0%
2.500%, 12/01/2036	31,153,023	31,212,300	0.2%
5.500%, 04/01/2037	1,287,646	1,416,624	0.0%
4.000%, 05/01/2037	50,356,194	52,652,483	0.3%
2.500%, 04/01/2038	68,240,927	68,664,308	0.3%
4.000%, 04/01/2039	12,381,354	13,056,653	0.1%
5.000%, 06/01/2039	25,685,810	28,075,605	0.1%
4.500%, 11/01/2039	215,592	231,430	0.0%
4.000%, 08/01/2040	1,578,406	1,664,566	0.0%
3.500%, 12/01/2040	9,788,989	10,099,285	0.1%
4.000%, 12/01/2040	9,538,172	10,059,334	0.1%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage Association (FNMA): (cont.)
3.500%, 02/01/2041	$15,199,475	$15,690,389	0.1%
4.000%, 02/01/2041	22,395,644	23,619,409	0.1%
4.500%, 02/01/2041	57,812,816	61,924,848	0.3%
3.500%, 03/01/2041	22,017,883	22,715,980	0.1%
4.500%, 05/01/2041	8,021,706	8,615,687	0.0%
4.000%, 06/01/2041	17,831,281	18,803,429	0.1%
4.500%, 07/01/2041	8,238,750	8,848,481	0.0%
5.000%, 07/01/2041	11,693,886	12,780,738	0.1%
3.500%, 09/01/2041	22,368,557	23,104,271	0.1%
4.000%, 09/01/2041	2,448,798	2,582,562	0.0%
4.000%, 10/01/2041	6,760,638	7,130,123	0.0%
3.500%, 11/01/2041	8,703,755	9,036,437	0.0%
3.500%, 12/01/2041	38,610,364	40,086,098	0.2%
4.000%, 12/01/2041	9,741,816	10,274,224	0.0%
4.000%, 01/01/2042	12,004,518	12,659,130	0.1%
4.500%, 01/01/2042	11,812,173	12,685,678	0.1%
4.000%, 02/01/2042	45,006,756	47,464,395	0.2%
3.000%, 05/01/2042	8,635,121	8,783,879	0.0%
3.500%, 07/01/2042	98,656,386	102,423,188	0.5%
3.500%, 08/01/2042	8,774,120	9,102,355	0.0%
4.000%, 08/01/2042	16,341,698	17,234,849	0.1%
3.000%, 10/01/2042	19,803,857	20,242,976	0.1%
3.000%, 03/01/2043	42,279,688	43,023,564	0.2%
3.000%, 05/01/2043	55,877,676	56,872,539	0.3%
3.500%, 05/01/2043	37,510,238	39,084,385	0.2%
3.000%, 06/01/2043	8,821,054	8,973,046	0.0%
3.000%, 07/01/2043	3,367,989	3,426,020	0.0%
4.000%, 07/01/2043	31,520,311	33,239,166	0.2%
3.000%, 08/01/2043	5,534,351	5,629,713	0.0%
3.500%, 09/01/2043	54,373,511	56,446,678	0.3%
4.500%, 09/01/2043	12,916,217	13,871,237	0.1%
3.500%, 10/01/2043	59,612,377	61,886,853	0.3%
3.000%, 11/01/2043	28,485,672	28,976,201	0.1%
4.000%, 11/01/2043	9,001,083	9,481,396	0.0%
4.000%, 01/01/2045	8,788,314	9,205,607	0.0%
3.500%, 02/01/2045	42,062,349	43,666,942	0.2%
4.000%, 02/01/2045	21,483,691	22,654,845	0.1%
3.500%, 04/01/2045	30,850,512	31,971,153	0.2%
4.000%, 10/01/2045	9,329,064	9,772,006	0.0%
4.000%, 11/01/2045	37,114,696	38,819,679	0.2%
3.500%, 12/01/2045	36,401,313	37,510,438	0.2%
4.500%, 02/01/2046	34,711,079	37,267,126	0.2%
3.000%, 05/01/2046	16,007,716	16,323,122	0.1%
3.500%, 05/01/2046	61,570,939	63,465,466	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage Association (FNMA): (cont.)
3.000%, 07/01/2046	$10,232,041	$10,433,654	0.1%
4.500%, 08/01/2046	30,478,835	32,419,260	0.2%
3.000%, 11/01/2046	79,508,831	80,804,941	0.4%
3.500%, 11/01/2046	55,924,297	57,679,267	0.3%
4.000%, 08/01/2047	82,193,389	85,827,117	0.4%
4.000%, 11/01/2047	51,921,784	54,047,900	0.3%
4.500%, 11/01/2047	20,634,881	21,720,448	0.1%
4.000%, 12/01/2047	59,433,397	61,971,123	0.3%
3.500%, 01/01/2048	18,210,548	18,752,771	0.1%
4.000%, 04/01/2048	27,742,477	28,843,750	0.1%
4.000%, 07/01/2048	34,447,553	36,436,938	0.2%
4.000%, 09/01/2048	48,555,150	50,348,460	0.2%
4.500%, 11/01/2048	70,740,445	74,407,602	0.4%
4.500%, 01/01/2049	33,266,475	35,519,688	0.2%
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	39,562	45,358	0.0%
5.000%, 07/20/2040	1,824,762	2,006,207	0.0%
3.500%, 10/20/2041	8,301,993	8,678,774	0.0%
4.000%, 06/20/2042	9,356,841	9,907,040	0.0%
3.500%, 09/20/2042	3,629,427	3,787,738	0.0%
3.500%, 01/20/2043	23,620,014	24,645,652	0.1%
4.000%, 10/20/2043	14,637,462	15,446,555	0.1%
4.000%, 09/20/2044	53,048,533	55,937,488	0.3%
4.000%, 01/20/2045	11,377,365	11,996,247	0.1%
3.500%, 03/20/2045	17,639,431	18,244,307	0.1%
3.000%, 04/20/2045	28,785,483	29,468,386	0.1%
3.500%, 04/20/2045	34,940,611	36,241,090	0.2%
4.000%, 08/20/2045	11,629,441	12,260,902	0.1%
4.500%, 01/20/2046	16,226,994	17,186,777	0.1%
4.000%, 04/20/2046	12,554,820	13,172,934	0.1%
4.000%, 05/20/2046	31,069,082	32,645,462	0.2%
5.000%, 04/20/2047	2,925,725	3,117,037	0.0%
4.500%, 06/20/2047	58,120,411	61,021,777	0.3%
4.500%, 07/20/2047	14,244,283	14,955,373	0.1%
Other U.S. Government Agency Issues(4)(9)(10)		14,792,821	0.1%
Total U.S. Government Agency Issues
(Cost $4,287,021,696)		4,362,366,089	21.2%
Non-U.S. Government Agency Issues
Other Non-U.S. Government Agency Issues(2)(3)(6)(7)(10)		514,164,903	2.5%
Total Non-U.S. Government Agency Issues
(Cost $505,107,609)		514,164,903	2.5%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K720, Class A2, 2.716%, 06/25/2022	$17,950,000	$18,214,610	0.1%
Series K721, Class A2, 3.090%, 08/25/2022(4)	25,545,000	26,213,607	0.1%
Series K028, Class A2, 3.111%, 02/25/2023	47,010,000	48,631,544	0.2%
Series K029, Class A2, 3.320%, 02/25/2023	27,398,000	28,544,856	0.1%
Series K037, Class A2, 3.490%, 01/25/2024	68,125,000	71,888,722	0.4%
Series K048, Class A2, 3.284%, 06/25/2025(4)	60,430,000	63,783,478	0.3%
Series K050, Class A2, 3.334%, 08/25/2025(4)	82,739,000	87,673,959	0.4%
Series K734, Class A2, 3.208%, 02/25/2026	21,500,000	22,610,873	0.1%
Series K057, Class A2, 2.570%, 07/25/2026	21,420,000	21,761,038	0.1%
Series K058, Class A2, 2.653%, 08/25/2026	19,865,000	20,286,074	0.1%
Series K063, Class A2, 3.430%, 01/25/2027(4)	63,971,857	68,462,253	0.3%
Series K064, Class A2, 3.224%, 03/25/2027	51,995,903	54,955,177	0.3%
Series K065, Class A2, 3.243%, 04/25/2027	28,200,000	29,840,603	0.1%
Series K066, Class A2, 3.117%, 06/25/2027	11,100,000	11,651,778	0.1%
Series K067, Class A2, 3.194%, 07/25/2027	29,587,841	31,215,643	0.2%
Series K068, Class A2, 3.244%, 08/25/2027	9,000,000	9,530,024	0.1%
Series K069, Class A2, 3.187%, 09/25/2027(4)	23,130,000	24,406,411	0.1%
Series K071, Class A2, 3.286%, 11/25/2027	23,025,000	24,476,904	0.1%
Series K077, Class A2, 3.850%, 05/25/2028(4)	16,475,000	18,203,821	0.1%
Series K156, Class A3, 3.700%, 06/25/2033(4)	11,088,000	12,196,404	0.1%
Other U.S. Government Agency Issues(4)(10)		40,006,927	0.2%
Total U.S. Government Agency Issues
(Cost $708,409,602)		734,554,706	3.6%
Non-U.S. Government Agency Issues
BANK,
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054	67,733,000	71,939,924	0.4%
Wells Fargo Commercial Mortgage Trust,
Series 2015-P2, Class A3, 3.541%, 12/15/2048	46,750,000	49,401,324	0.2%
Other Non-U.S. Government Agency Issues(4)(10)		766,270,515	3.7%
Total Non-U.S. Government Agency Issues
(Cost $870,897,479)		887,611,763	4.3%
Asset Backed Securities
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	47,621,000	48,649,999	0.2%
Other Asset Backed Securities(2)(10)		293,525,591	1.4%
Total Asset Backed Securities
(Cost $335,954,665)		342,175,590	1.6%
Total Long-Term Investments
(Cost $19,272,977,327)		19,896,175,809	96.6%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Short-Term Investment
			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 2.32%(5)	917,315,063	$917,315,063	4.5%
Total Short-Term Investment
(Cost $917,315,063)		917,315,063	4.5%
Total Investments
(Cost $20,190,292,390)		20,813,490,872	101.1%
Liabilities in Excess of Other Assets		(221,541,830)	(1.1)%
TOTAL NET ASSETS		$20,591,949,042	100.0%
Notes to Summary Schedule of Investments
(1)	Foreign security, or group of securities contain a foreign security.
(2)
Security, or group of securities contain a security, issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2019, the value of these securities total $3,090,669,696, which represents 15.01% of total net assets.

(3)	Variable rate security, or group of securities contain a variable rate security, based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(4)	Variable rate security, or group of securities contain a variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2019.
(5)	Seven-day yield.
(6)	Security, or group of securities contain a security, that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond, or group of securities contain a step-up bond; the interest rate shown is the rate in effect as of June 30, 2019.
(8)	Security in default, or group of securities contain a security in default.
(9)	Security or a portion of the security, or group of securities contain a security, purchased on a when-issued or delayed delivery basis.
(10)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Summary of Fair Value Exposure at June 30, 2019 (Unaudited) (cont.)

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$4,715,779,315	$—	$4,715,779,315
Other Government Related Securities	—	163,328,860	—	163,328,860
Corporate Bonds	—	8,071,341,583	—	8,071,341,583
Municipal Bonds	—	104,853,000	—	104,853,000
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	4,362,366,089	—	4,362,366,089
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	514,164,903	—	514,164,903
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	734,554,706	—	734,554,706
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	887,611,763	—	887,611,763
Asset Backed Securities	—	342,175,590	—	342,175,590
Total Long-Term Investments	—	19,896,175,809	—	19,896,175,809
Short-Term Investment
Money Market Mutual Fund	917,315,063	—	—	917,315,063
Total Short-Term Investment	917,315,063	—	—	917,315,063
Total Investments	$917,315,063	$19,896,175,809	$—	$20,813,490,872

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.  See the Fund's Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
June 30, 2019 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$21,352,423,773

	SEC 30-Day
	Yield(3)
	Institutional Class	2.86%
	Investor Class	2.62%

	Average
	Effective
	Duration	5.56 years

	Average
	Effective
	Maturity	7.42 years

	Annualized
Sector Weightings(1)	Expense Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio
	Turnover Rate(6)	11%

	Number of
	Holdings	1,353

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2019.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Core Plus Bond Fund
June 30, 2019 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2019	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	7.05%	8.39%	3.52%	5.53%	5.81%
Investor Class Shares	6.81%	8.05%	3.26%	5.26%	5.54%
Bloomberg Barclays U.S.
Universal Bond Index(2)	6.54%	8.07%	3.18%	4.37%	5.12%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2019.
(2)
The Bloomberg Barclays U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 20% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy. The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Part F of Form N-PORT. Shareholders can look up the Fund’s Forms N-CSR or Part F of Form N-PORT on the SEC’s website (www.sec.gov).

Long-Term Investments
	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$82,750,000	$82,801,719	0.4%
1.875%, 03/31/2022	633,625,000	636,421,859	3.0%
2.500%, 05/15/2024	518,825,000	536,639,344	2.4%
2.250%, 11/15/2025	17,150,000	17,563,342	0.1%
2.000%, 11/15/2026	11,300,000	11,386,074	0.1%
2.250%, 11/15/2027	311,250,000	318,642,187	1.5%
3.125%, 11/15/2028	195,875,000	214,842,740	1.0%
3.500%, 02/15/2039	324,920,000	385,956,729	1.8%
2.875%, 05/15/2043	670,100,000	716,692,890	3.4%
2.500%, 02/15/2045	460,150,000	458,406,464	2.1%
Total U.S. Treasury Securities
(Cost $3,222,987,815)		3,379,353,348	15.8%
Other Government Related Securities
Other Government Related Securities(1)(2)(10)		258,471,621	1.2%
Total Other Government Related Securities
(Cost $252,777,149)		258,471,621	1.2%
Corporate Bonds
Industrials
Charter Communications Operating LLC,
4.908%, 07/23/2025	48,550,000	52,707,986	0.2%
DXC Technology Co.,
4.250%, 04/15/2024	49,810,000	52,193,356	0.2%
Keysight Technologies, Inc.,
4.600%, 04/06/2027	50,189,000	53,663,883	0.3%
Orange SA,
9.000%, 03/01/2031(1)	33,426,000	50,969,341	0.2%
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026	50,315,000	57,496,723	0.3%
Seagate HDD Cayman,
4.250%, 03/01/2022(1)	52,944,000	53,841,934	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)
	Principal		% of
	Amount	Value	Net Assets
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023(1)	$54,946,000	$55,483,125	0.3%
Western Digital Corp.,
4.750%, 02/15/2026	57,075,000	55,993,429	0.3%
Other Industrials(1)(2)(3)(8)(10)		5,258,012,561	24.6%
Total Industrials
(Cost $5,486,396,793)		5,690,362,338	26.7%
Utilities
Other Utilities(1)(2)(10)		274,803,242	1.3%
Total Utilities
(Cost $267,590,870)		274,803,242	1.3%
Financials
ING Bank NV,
5.800%, 09/25/2023(1)(2)	47,070,000	52,070,273	0.2%
Nationwide Building Society,
4.000%, 09/14/2026(1)(2)	53,541,000	53,550,085	0.3%
Royal Bank of Scotland Group PLC,
3.498%, 05/15/2023
(3 Month LIBOR USD + 1.480%)(1)(3)	62,335,000	63,029,429	0.3%
Other Financials(1)(2)(3)(10)		4,127,096,190	19.3%
Total Financials
(Cost $4,173,203,990)		4,295,745,977	20.1%
Total Corporate Bonds
(Cost $9,927,191,653)		10,260,911,557	48.1%
Municipal Bonds
Other Municipal Bonds(10)		119,478,525	0.6%
Total Municipal Bonds
(Cost $113,300,129)		119,478,525	0.6%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corp. (FGLMC):
5.000%, 12/01/2020	5,448	5,594	0.0%
5.000%, 05/01/2021	8,993	9,205	0.0%
6.000%, 06/01/2021	3,078	3,155	0.0%
3.000%, 05/01/2027	4,507,451	4,615,654	0.0%
6.500%, 12/01/2028	12,738	14,314	0.0%
6.500%, 06/01/2029	5,287	5,909	0.0%
3.000%, 10/01/2030	33,341,378	34,121,900	0.2%
3.000%, 02/01/2032	50,527,766	51,712,610	0.2%
3.500%, 05/01/2032	24,739,684	25,675,769	0.1%
3.500%, 01/01/2034	24,667,860	25,598,526	0.1%
5.000%, 03/01/2036	4,668,431	5,108,939	0.0%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)
	Principal		% of
	Amount	Value	Net Assets
Federal Gold Loan Mortgage Corp. (FGLMC): (cont.)
5.500%, 04/01/2037	$99,709	$110,769	0.0%
5.500%, 04/01/2038	62,276	68,925	0.0%
5.500%, 05/01/2038	103,664	112,655	0.0%
5.500%, 01/01/2039	16,528,495	18,369,633	0.1%
4.500%, 11/01/2039	2,842,583	3,054,872	0.0%
4.500%, 08/01/2040	5,408,368	5,812,603	0.0%
4.000%, 10/01/2040	21,785,577	22,990,418	0.1%
4.000%, 01/01/2041	15,361,522	16,211,080	0.1%
3.500%, 06/01/2042	10,546,960	10,956,883	0.1%
3.500%, 07/01/2042	61,351,562	63,734,166	0.3%
3.000%, 08/01/2042	20,412,819	20,777,198	0.1%
3.500%, 09/01/2042	13,839,732	14,381,941	0.1%
3.000%, 11/01/2042	47,951,159	48,924,052	0.2%
3.500%, 12/01/2042	21,909,265	22,760,437	0.1%
3.000%, 01/01/2043	35,269,760	35,897,553	0.2%
3.000%, 02/01/2043	6,767,616	6,888,432	0.0%
3.500%, 02/01/2043	14,251,797	14,795,044	0.1%
3.000%, 03/01/2043	15,916,936	16,200,744	0.1%
3.000%, 04/01/2043	26,023,073	26,517,361	0.1%
3.000%, 06/01/2043	11,239,823	11,431,782	0.1%
3.000%, 08/01/2043	25,655,107	26,113,147	0.1%
3.500%, 05/01/2044	13,423,992	13,987,198	0.1%
3.500%, 08/01/2044	56,925,516	59,078,548	0.3%
4.000%, 09/01/2044	13,659,180	14,308,356	0.1%
4.000%, 10/01/2044	20,517,760	21,625,494	0.1%
3.500%, 01/01/2045	23,038,592	23,931,722	0.1%
4.000%, 02/01/2045	14,366,467	15,035,987	0.1%
3.500%, 06/01/2045	26,344,647	27,450,530	0.1%
3.000%, 10/01/2045	34,170,221	34,779,972	0.2%
4.000%, 10/01/2045	21,875,262	22,894,789	0.1%
3.500%, 12/01/2045	27,175,908	28,063,171	0.1%
4.000%, 12/01/2045	8,829,198	9,240,706	0.0%
3.500%, 01/01/2046	54,109,598	56,109,472	0.3%
4.000%, 02/01/2046	11,939,511	12,498,101	0.1%
3.500%, 03/01/2046	6,879,325	7,168,042	0.0%
3.500%, 08/01/2046	81,210,627	84,603,847	0.4%
4.000%, 08/01/2046	13,399,088	14,122,407	0.1%
3.000%, 10/01/2046(9)	164,917,761	168,050,416	0.8%
4.500%, 11/01/2046	77,105,774	82,798,706	0.4%
4.000%, 01/01/2047	46,371,856	49,101,026	0.2%
3.000%, 05/01/2047	78,809,973	80,168,389	0.4%
3.500%, 08/01/2047	25,273,454	26,205,419	0.1%
4.000%, 06/01/2048	69,064,009	73,565,766	0.3%
4.000%, 08/01/2048	42,251,630	44,266,625	0.2%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)
	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	$4,495	$4,599	0.0%
3.000%, 04/01/2027	8,395,473	8,592,041	0.0%
2.500%, 12/01/2027	12,894,944	13,009,979	0.1%
5.000%, 05/01/2028	33,648	35,564	0.0%
6.500%, 09/01/2028	9,103	10,262	0.0%
6.500%, 02/01/2029	21,242	24,086	0.0%
3.000%, 07/01/2029	18,264,231	18,669,485	0.1%
4.500%, 07/01/2030	3,870,921	4,120,834	0.0%
3.000%, 08/01/2030	26,585,248	27,193,064	0.1%
4.000%, 11/01/2031	17,664,173	18,452,726	0.1%
3.500%, 01/01/2032	43,354,498	44,964,178	0.2%
5.500%, 01/01/2032	8,842	9,564	0.0%
2.500%, 07/01/2032	27,131,558	27,383,632	0.1%
3.500%, 09/01/2033	66,411,398	69,301,565	0.3%
5.000%, 09/01/2033	12,130,903	13,208,808	0.1%
4.500%, 10/01/2033	22,071,860	23,571,529	0.1%
3.000%, 11/01/2033	105,896,280	108,592,962	0.5%
4.000%, 01/01/2034	12,336,133	12,992,867	0.1%
5.500%, 04/01/2034	673,902	748,392	0.0%
4.000%, 09/01/2034	17,977,611	18,934,242	0.1%
5.500%, 09/01/2034	30,097	33,430	0.0%
5.000%, 02/01/2035	28,239,248	30,721,278	0.1%
5.500%, 02/01/2035	26,631	29,580	0.0%
5.000%, 04/01/2035	1,193,073	1,304,209	0.0%
5.000%, 07/01/2035	3,456,203	3,777,513	0.0%
5.000%, 02/01/2036	2,141,324	2,341,462	0.0%
5.000%, 03/01/2036	976,550	1,067,781	0.0%
5.500%, 04/01/2036	3,155,661	3,504,708	0.0%
4.000%, 05/01/2037	66,556,579	69,591,620	0.3%
3.500%, 08/01/2037	42,791,156	43,973,736	0.2%
2.500%, 04/01/2038	68,691,957	69,118,137	0.3%
6.000%, 05/01/2038	5,023,403	5,696,967	0.0%
4.000%, 06/01/2039	11,349,849	11,941,369	0.1%
5.000%, 06/01/2039	15,051,029	16,452,975	0.1%
4.500%, 01/01/2040	11,345,786	12,176,223	0.1%
5.000%, 06/01/2040	12,897,104	13,920,377	0.1%
4.000%, 08/01/2040	1,045,860	1,102,950	0.0%
4.500%, 08/01/2040	16,899,042	18,150,193	0.1%
4.000%, 10/01/2040	1,828,286	1,927,884	0.0%
4.000%, 11/01/2040	19,388,309	20,447,664	0.1%
4.000%, 12/01/2040	3,887,167	4,124,011	0.0%
3.500%, 01/01/2041	2,057,753	2,129,073	0.0%
4.000%, 01/01/2041	4,009,736	4,228,840	0.0%
3.500%, 02/01/2041	2,354,311	2,430,351	0.0%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)
	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage Association (FNMA): (cont.)
4.000%, 02/01/2041	$396,061	$417,703	0.0%
4.500%, 02/01/2041	52,781,451	56,535,619	0.3%
3.500%, 03/01/2041	16,064,938	16,574,291	0.1%
4.000%, 03/01/2041	7,164,760	7,555,989	0.0%
4.500%, 07/01/2041	5,253,614	5,642,422	0.0%
3.500%, 09/01/2041	33,342,038	34,438,677	0.2%
4.000%, 09/01/2041	3,200,347	3,375,163	0.0%
3.500%, 11/01/2041	17,401,101	18,066,220	0.1%
3.500%, 12/01/2041	3,156,822	3,277,478	0.0%
4.000%, 12/01/2041	14,606,612	15,404,889	0.1%
4.000%, 01/01/2042	27,099,271	28,577,007	0.1%
4.500%, 01/01/2042	10,783,401	11,580,828	0.1%
4.000%, 02/01/2042	23,955,378	25,263,485	0.1%
3.000%, 05/01/2042	3,687,513	3,751,038	0.0%
3.500%, 05/01/2042	17,999,207	18,687,209	0.1%
3.500%, 06/01/2042	6,946,911	7,212,466	0.0%
3.500%, 07/01/2042	115,142,792	119,539,062	0.6%
3.500%, 08/01/2042	11,055,642	11,469,227	0.1%
3.500%, 09/01/2042	18,061,091	18,751,503	0.1%
3.000%, 10/01/2042	18,319,757	18,725,968	0.1%
3.000%, 03/01/2043	6,925,352	7,044,677	0.0%
3.000%, 04/01/2043	2,292,168	2,331,498	0.0%
3.000%, 05/01/2043	35,137,418	35,762,156	0.2%
3.500%, 05/01/2043	17,684,593	18,360,395	0.1%
3.000%, 06/01/2043	29,376,021	29,882,187	0.1%
3.500%, 06/01/2043	9,081,664	9,543,636	0.0%
3.000%, 07/01/2043	22,720,491	23,123,213	0.1%
4.000%, 07/01/2043	31,820,269	33,555,481	0.2%
3.000%, 08/01/2043	8,301,527	8,444,571	0.0%
3.500%, 09/01/2043	39,092,984	40,583,531	0.2%
4.500%, 09/01/2043	7,588,235	8,149,306	0.0%
4.000%, 01/01/2045	14,994,472	15,706,451	0.1%
3.500%, 02/01/2045	52,201,995	54,193,395	0.3%
4.000%, 02/01/2045	49,699,546	52,301,034	0.2%
4.000%, 03/01/2045	11,299,472	11,902,031	0.1%
4.000%, 11/01/2045	51,166,082	53,516,560	0.2%
3.500%, 12/01/2045	41,606,185	42,873,899	0.2%
4.000%, 12/01/2045	63,271,427	66,178,404	0.3%
4.500%, 02/01/2046	31,901,815	34,250,994	0.2%
4.500%, 08/01/2046	33,491,890	35,624,140	0.2%
3.000%, 10/01/2046	28,952,104	29,450,829	0.1%
3.500%, 11/01/2046	34,325,713	35,402,894	0.2%
4.000%, 02/01/2047(9)	26,241,570	27,436,682	0.1%
4.000%, 11/01/2047	19,336,443	20,128,240	0.1%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)
	Principal		% of
	Amount	Value	Net Assets
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	$16,038	$17,909	0.0%
6.500%, 01/20/2029	8,771	10,032	0.0%
6.000%, 11/20/2033	11,820	13,551	0.0%
5.000%, 07/20/2040	627,456	689,847	0.0%
4.000%, 08/20/2041	5,710,246	6,047,466	0.0%
3.500%, 10/20/2041	10,328,366	10,797,114	0.1%
4.000%, 12/20/2041	7,459,262	7,899,642	0.0%
4.000%, 02/20/2042	14,536,674	15,396,219	0.1%
4.000%, 06/20/2042	12,200,235	12,917,631	0.1%
3.500%, 09/20/2042	8,127,295	8,481,798	0.0%
4.000%, 09/20/2044	42,252,635	44,553,659	0.2%
3.000%, 04/20/2045	16,836,230	17,235,651	0.1%
3.500%, 04/20/2045	23,166,286	24,028,528	0.1%
4.000%, 05/20/2045	17,914,215	18,887,422	0.1%
3.500%, 06/20/2045	21,994,269	22,801,612	0.1%
3.500%, 10/20/2045	74,095,369	76,988,301	0.4%
4.500%, 01/20/2046	17,143,042	18,157,007	0.1%
4.000%, 05/20/2046	9,534,745	10,018,518	0.0%
4.500%, 06/20/2047	32,816,093	34,454,270	0.2%
4.500%, 07/20/2047	22,423,578	23,542,988	0.1%
3.500%, 02/20/2048	44,275,962	45,737,774	0.2%
Other U.S. Government Agency Issues(9)(10)		83,352	0.0%
Total U.S. Government Agency Issues
(Cost $3,701,586,038)		3,771,401,408	17.7%
Non-U.S. Government Agency Issues
GS Mortgage Securities Trust,
Series 2018-RPL1, Class A1A, 3.750%, 10/25/2057(2)	62,343,689	64,406,267	0.3%
Other Non-U.S. Government Agency Issues(2)(3)(6)(7)(10)		920,309,400	4.3%
Total Non-U.S. Government Agency Issues
(Cost $973,056,000)		984,715,667	4.6%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K029, Class A2, 3.320%, 02/25/2023	64,407,000	67,103,019	0.3%
Series K725, Class A2, 3.002%, 01/25/2024	15,000,000	15,538,319	0.1%
Series K037, Class A2, 3.490%, 01/25/2024	66,950,000	70,648,807	0.3%
Series K048, Class A2, 3.284%, 06/25/2025(4)	53,680,000	56,658,897	0.3%
Series K050, Class A2, 3.334%, 08/25/2025(4)	82,951,000	87,898,604	0.4%
Series K734, Class A2, 3.208%, 02/25/2026	45,125,000	47,456,541	0.2%
Series K061, Class A2, 3.347%, 11/25/2026(4)	57,140,000	60,842,346	0.3%
Series K065, Class A2, 3.243%, 04/25/2027	16,658,000	17,627,119	0.1%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)
	Principal		% of
	Amount	Value	Net Assets
Freddie Mac Multifamily Structured
Pass Through Certificates: (cont.)
Series K077, Class A2, 3.850%, 05/25/2028(4)	$18,449,000	$20,384,964	0.1%
Series K158, Class A3, 3.900%, 10/25/2033(4)	18,777,000	20,968,995	0.1%
Other U.S. Government Agency Issues(4)(10)		30,801,344	0.1%
Total U.S. Government Agency Issues
(Cost $477,507,786)		495,928,955	2.3%
Non-U.S. Government Agency Issues
BANK,
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050	60,056,751	63,545,796	0.3%
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	50,189,111	51,944,475	0.2%
Other Non-U.S. Government Agency Issues(4)(10)		907,739,398	4.3%
Total Non-U.S. Government Agency Issues
(Cost $1,003,661,733)		1,023,229,669	4.8%
Asset Backed Securities
Ford Credit Auto Owner Trust,
Series 2016-2, Class A, 2.030%, 12/15/2027(2)	74,240,000	74,023,591	0.3%
Other Asset Backed Securities(2)(10)		312,670,822	1.5%
Total Asset Backed Securities
(Cost $380,719,678)		386,694,413	1.8%
Total Long-Term Investments
(Cost $20,052,787,981)		20,680,185,163	96.9%
Short-Term Investment
	Shares
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 2.32%(5)	763,569,475	763,569,475	3.5%
Total Short-Term Investment
(Cost $763,569,475)		763,569,475	3.5%
Total Investments
(Cost $20,816,357,456)		21,443,754,638	100.4%
Liabilities in Excess of Other Assets		(91,330,865)	(0.4)%
TOTAL NET ASSETS		$21,352,423,773	100.0%
Notes to Summary Schedule of Investments
(1)	Foreign security, or group of securities contain a foreign security.
(2)
Security, or group of securities contain a security, issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2019, the value of these securities total $3,958,852,043 which represents 18.54% of total net assets.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

(3)	Variable rate security, or group of securities contain a variable rate security, based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(4)	Variable rate security, or group of securities contain a variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2019.
(5)	Seven-day yield.
(6)	Security, or group of securities contain a security, that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond, or group of securities contain a step-up bond; the interest rate shown is the rate in effect as of June 30, 2019.
(8)	Security in default, or group of securities contain a security in default.
(9)	Security or a portion of the security, or group of securities contain a security, purchased on a when-issued or delayed delivery basis.
(10)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Summary of Fair Value Exposure at June 30, 2019 (Unaudited) (cont.)

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$3,379,353,348	$—	$3,379,353,348
Other Government Related Securities	—	258,471,621	—	258,471,621
Corporate Bonds	—	10,260,911,557	—	10,260,911,557
Municipal Bonds	—	119,478,525	—	119,478,525
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	3,771,401,408	—	3,771,401,408
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	984,715,667	—	984,715,667
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	495,928,955	—	495,928,955
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	1,023,229,669	—	1,023,229,669
Asset Backed Securities	—	386,694,413	—	386,694,413
Total Long-Term Investments	—	20,680,185,163	—	20,680,185,163
Short-Term Investment
Money Market Mutual Fund	763,569,475	—	—	763,569,475
Total Short-Term Investment	763,569,475	—	—	763,569,475
Total Investments	$763,569,475	$20,680,185,163	$—	$21,443,754,638

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.  See the Fund's Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
June 30, 2019 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$497,225,508

	SEC 30-Day
	Yield(4)
	Institutional Class	1.81%
	Investor Class	1.56%

	Average
	Effective
	Duration	2.49 years

	Average
	Effective
	Maturity	2.79 years

Sector Weightings(1)	Annualized
	Expense
	Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio
	Turnover Rate(7)	39%

	Number of
	Holdings	1,228

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2019.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Short-Term Municipal Bond Fund
June 30, 2019 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Since
For the Periods Ended June 30, 2019	Months	Year	Years	Inception(1)
Institutional Class Shares	2.62%	3.81%	2.05%	2.31%
Investor Class Shares	2.60%	3.66%	1.80%	2.04%
Bloomberg Barclays Short (1-5 Year)
Municipal Bond Index(2)	2.46%	3.48%	1.51%	1.64%

(1)	For the period from August 31, 2015 (inception date) through June 30, 2019.
(2)
The Bloomberg Barclays Short (1-5 Year) Municipal Bond Index is an unmanaged, market value weighted index that measures the performance of investment-grade, tax-exempt, and fixed-rated municipal securities with time to maturity of more than one year and less than five years. Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.  The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.  This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Part F of Form N-PORT. Shareholders can look up the Fund’s Forms N-CSR or Part F of Form N-PORT on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Other Alabama(1)(7)		$4,975,907	1.0%
Total Alabama
(Cost $4,912,321)		4,975,907	1.0%
Alaska
Other Alaska(7)		2,303,639	0.5%
Total Alaska
(Cost $2,260,011)		2,303,639	0.5%
Arizona
Other Arizona(1)(2)(7)		5,109,265	1.0%
Total Arizona
(Cost $5,043,610)		5,109,265	1.0%
Arkansas
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	$1,925,000	2,004,464	0.4%
Other Arkansas(6)(7)		9,486,607	1.9%
Total Arkansas
(Cost $11,196,077)		11,491,071	2.3%
California
California Health Facilities Financing Authority,
1.000%, 08/15/2053
(Mandatory Tender Date 08/15/2019)(1)	2,000,000	1,998,240	0.4%
Department of Veterans Affairs Veteran’s
Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	2,500,000	2,728,325	0.6%
Other California(1)(2)(5)(7)		11,008,420	2.2%
Total California
(Cost $15,437,087)		15,734,985	3.2%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Colorado
Colorado Health Facilities Authority,
4.000%, 12/01/2026 (Callable 06/01/2022)	$1,535,000	$1,617,046	0.3%
Other Colorado(1)(2)(7)		11,493,261	2.3%
Total Colorado
(Cost $12,901,263)		13,110,307	2.6%
Connecticut
Connecticut Housing Finance Authority,
4.000%, 05/15/2049 (Callable 11/15/2028)	1,600,000	1,769,936	0.3%
Other Connecticut(1)(2)(7)		8,826,156	1.8%
Total Connecticut
(Cost $10,394,076)		10,596,092	2.1%
Delaware
Other Delaware(7)		431,580	0.1%
Total Delaware
(Cost $423,941)		431,580	0.1%
District of Columbia
Other District of Columbia(1)(7)		1,900,993	0.4%
Total District of Columbia
(Cost $1,863,128)		1,900,993	0.4%
Florida
City of Jacksonville FL:
1.190%, 08/01/2036 (Callable 07/01/2019)
(Optional Put Date 07/05/2019)(1)	2,000,000	2,000,000	0.4%
Other Florida(1)(2)(7)		22,260,548	4.5%
Total Florida
(Cost $24,067,083)		24,260,548	4.9%
Georgia
Bartow County Development Authority,
2.750%, 12/01/2032
(Mandatory Tender Date 03/15/2023)(1)	2,000,000	2,051,180	0.4%
Main Street Natural Gas, Inc.:
5.000%, 03/15/2022	180,000	194,956	0.0%
2.440%, 08/01/2048
(1 Month LIBOR USD + 0.830%) (Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(2)	2,000,000	1,982,600	0.4%
4.000%, 08/01/2048 (Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(1)	620,000	677,369	0.1%
4.000%, 08/01/2049 (Callable 09/01/2024)
(Mandatory Tender Date 12/02/2024)(1)	2,450,000	2,717,809	0.6%
Other Georgia(1)(7)		7,200,678	1.5%
Total Georgia
(Cost $14,683,185)		14,824,592	3.0%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Idaho
University of Idaho,
5.250%, 04/01/2041
(Mandatory Tender Date 04/01/2021)(1)	$2,435,000	$2,579,444	0.5%
Total Idaho
(Cost $2,608,041)		2,579,444	0.5%
Illinois
Illinois Finance Authority,
1.750%, 07/01/2042
(Mandatory Tender Date 05/06/2020)(1)	1,910,000	1,909,656	0.4%
Illinois Housing Development Authority,
4.250%, 10/01/2049 (Callable 04/01/2028)	2,000,000	2,192,720	0.4%
State of Illinois:
0.000%, 08/01/2019	100,000	99,809	0.0%
5.000%, 04/01/2020	40,000	40,975	0.0%
4.000%, 06/15/2020	100,000	101,973	0.0%
5.000%, 06/15/2020	485,000	499,123	0.1%
5.000%, 08/01/2020	3,000,000	3,105,510	0.6%
4.000%, 06/15/2021	35,000	36,238	0.0%
5.000%, 01/01/2022 (Callable 01/01/2020)	105,000	106,524	0.0%
6.500%, 06/15/2022	260,000	271,034	0.1%
5.000%, 06/15/2023	670,000	734,092	0.2%
5.500%, 07/01/2024 (Callable 07/01/2023)	835,000	931,267	0.2%
5.000%, 08/01/2024 (Callable 08/01/2022)	100,000	107,556	0.0%
5.000%, 10/01/2024	525,000	591,990	0.1%
3.750%, 06/15/2025 (Callable 06/15/2021)	190,000	194,129	0.0%
5.000%, 06/15/2025 (Callable 06/15/2023)	1,500,000	1,637,790	0.3%
4.000%, 06/15/2026 (Callable 06/15/2021)	315,000	323,111	0.1%
5.000%, 05/01/2028 (Callable 05/01/2024)	520,000	571,704	0.1%
Other Illinois(1)(2)(7)		48,420,043	9.8%
Total Illinois
(Cost $60,970,429)		61,875,244	12.4%
Indiana
Noblesville Multi School Building Corp.,
5.000%, 07/15/2021 (Insured by ST)	2,160,000	2,287,699	0.5%
Other Indiana(1)(2)(6)(7)		13,464,840	2.7%
Total Indiana
(Cost $15,599,937)		15,752,539	3.2%
Iowa
Iowa Finance Authority:
4.000%, 07/01/2047 (Callable 07/01/2027)
(Insured by GNMA)	1,975,000	2,156,077	0.4%
Other Iowa(1)(5)(7)		2,203,485	0.5%
Total Iowa
(Cost $4,260,879)		4,359,562	0.9%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Kansas
City of Washington KS,
2.000%, 12/01/2022 (Callable 12/01/2020)	$1,860,000	$1,871,141	0.4%
Other Kansas(1)(2)(7)		2,802,354	0.5%
Total Kansas
(Cost $4,611,530)		4,673,495	0.9%
Kentucky
Other Kentucky(1)(7)		5,505,421	1.1%
Total Kentucky
(Cost $5,425,173)		5,505,421	1.1%
Louisiana
Louisiana Public Facilities Authority,
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	2,005,000	2,457,107	0.5%
Other Louisiana(7)		4,282,178	0.9%
Total Louisiana
(Cost $6,572,555)		6,739,285	1.4%
Maine
Maine State Housing Authority,
4.000%, 11/15/2049 (Callable 05/15/2028)	1,625,000	1,767,317	0.3%
Other Maine(7)		451,120	0.1%
Total Maine
(Cost $2,177,465)		2,218,437	0.4%
Maryland
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027 (ETM) (Insured by AMBAC)	2,510,000	2,905,450	0.6%
Other Maryland(7)		1,268,046	0.2%
Total Maryland
(Cost $4,065,741)		4,173,496	0.8%
Massachusetts
Massachusetts Housing Finance Agency:
2.400%, 12/01/2023
(Mandatory Tender Date 12/01/2021)(1)	1,745,000	1,771,245	0.4%
4.000%, 12/01/2048
(Callable 06/01/2027) (Insured by GNMA)	1,665,000	1,787,517	0.4%
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue,
5.000%, 01/01/2039
(Mandatory Tender Date 01/01/2023)(1)	2,730,000	3,053,150	0.6%
Other Massachusetts(1)(2)(7)		2,624,175	0.5%
Total Massachusetts
(Cost $9,080,394)		9,236,087	1.9%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Michigan
Michigan Finance Authority,
5.000%, 07/01/2025
(Callable 07/01/2024) (Insured by AGM)	$1,475,000	$1,723,065	0.4%
Other Michigan(1)(2)(7)		14,533,017	2.9%
Total Michigan
(Cost $16,000,718)		16,256,082	3.3%
Minnesota
County of Kanabec MN,
2.750%, 12/01/2019 (Callable 07/29/2019)	2,000,000	2,000,660	0.4%
Other Minnesota(1)(5)(7)		8,906,173	1.8%
Total Minnesota
(Cost $10,770,887)		10,906,833	2.2%
Mississippi
Mississippi Home Corp.,
2.400%, 02/01/2022 (Pre-refunded to 8/01/2021)(1)	2,000,000	2,040,040	0.4%
Other Mississippi(1)(2)(6)(7)		2,330,441	0.5%
Total Mississippi
(Cost $4,312,499)		4,370,481	0.9%
Missouri
Other Missouri(1)(5)(7)		3,404,264	0.7%
Total Missouri
(Cost $3,330,040)		3,404,264	0.7%
Montana
Other Montana(7)		2,617,657	0.5%
Total Montana
(Cost $2,566,519)		2,617,657	0.5%
Nebraska
Other Nebraska(1)(7)		3,156,788	0.6%
Total Nebraska
(Cost $3,077,582)		3,156,788	0.6%
Nevada
Other Nevada(7)		1,298,916	0.3%
Total Nevada
(Cost $1,265,015)		1,298,916	0.3%
New Jersey
New Jersey Higher Education Student Assistance Authority,
2.375%, 12/01/2029 (Callable 06/01/2028)	2,070,000	2,078,611	0.4%
New Jersey Housing & Mortgage Finance Agency,
4.750%, 10/01/2050 (Callable 04/01/2028)	1,500,000	1,669,170	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Other New Jersey(1)(7)		$9,944,421	2.0%
Total New Jersey
(Cost $13,478,212)		13,692,202	2.7%
New Mexico
New Mexico Mortgage Finance Authority,
4.250%, 01/01/2050
(Callable 07/01/2028) (Insured by GNMA)	$2,950,000	3,219,571	0.6%
Other New Mexico(1)(2)(7)		2,814,791	0.6%
Total New Mexico
(Cost $5,963,890)		6,034,362	1.2%
New York
Housing Development Corp.,
2.000%, 11/01/2057 (Callable 08/01/2020)
(Mandatory Tender Date 12/31/2021)(1)	1,775,000	1,783,112	0.3%
Other New York(1)(2)(3)(7)		5,383,804	1.1%
Total New York
(Cost $7,093,748)		7,166,916	1.4%
North Carolina
North Carolina Medical Care Commission,
2.200%, 12/01/2048 (Callable 06/01/2022)
(Mandatory Tender Date 12/01/2022)(1)	1,845,000	1,865,000	0.4%
Other North Carolina(1)(7)		4,954,411	1.0%
Total North Carolina
(Cost $6,718,591)		6,819,411	1.4%
North Dakota
City of Horace ND,
2.500%, 08/01/2021 (Callable 08/01/2020)(6)	2,000,000	1,999,720	0.4%
City of Williston ND,
4.500%, 11/01/2026 (Callable 11/01/2023)	2,150,000	2,334,943	0.5%
Other North Dakota(6)(7)		6,002,006	1.2%
Total North Dakota
(Cost $10,151,234)		10,336,669	2.1%
Ohio
Other Ohio(1)(2)(7)		13,993,688	2.8%
Total Ohio
(Cost $13,854,702)		13,993,688	2.8%
Oklahoma
Other Oklahoma(1)(2)(7)		5,381,912	1.1%
Total Oklahoma
(Cost $5,297,143)		5,381,912	1.1%
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Oregon
State of Oregon Housing &
Community Services Department:
2.200%, 12/01/2021
(Mandatory Tender Date 12/01/2020)(1)	$2,450,000	$2,467,297	0.5%
4.500%, 01/01/2049 (Callable 07/01/2027)	1,480,000	1,616,530	0.3%
Other Oregon(1)(7)		3,618,244	0.7%
Total Oregon
(Cost $7,614,256)		7,702,071	1.5%
Pennsylvania
Pennsylvania Housing Finance Agency,
2.450%, 07/01/2022
(Mandatory Tender Date 07/01/2021)(1)	2,500,000	2,529,000	0.5%
Other Pennsylvania(1)(2)(6)(7)		17,734,632	3.6%
Total Pennsylvania
(Cost $20,116,588)		20,263,632	4.1%
Puerto Rico
Other Puerto Rico(7)		2,232,707	0.4%
Total Puerto Rico
(Cost $2,155,565)		2,232,707	0.4%
Rhode Island
Other Rhode Island(7)		335,102	0.1%
Total Rhode Island
(Cost $328,557)		335,102	0.1%
South Carolina
South Carolina Jobs-Economic Development Authority:
6.500%, 08/01/2039
(Pre-refunded to 08/01/2021) (Insured by AGM)	1,550,000	1,714,222	0.4%
1.390%, 05/01/2048 (Callable 06/28/2019)
(Optional Put Date 07/05/2019)(1)	2,000,000	2,000,000	0.4%
South Carolina State Housing
Finance & Development Authority,
4.000%, 01/01/2050 (Callable 07/01/2028)	2,415,000	2,665,387	0.5%
Other South Carolina(1)(7)		5,653,194	1.1%
Total South Carolina
(Cost $11,853,431)		12,032,803	2.4%
Tennessee
Tennessee Housing Development Agency,
3.600%, 01/01/2031 (Callable 01/01/2023)	1,850,000	1,888,073	0.4%
Other Tennessee(1)(7)		5,850,744	1.2%
Total Tennessee
(Cost $7,668,247)		7,738,817	1.6%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Texas
Dallas Independent School District:
5.000%, 02/15/2036
(Pre-refunded to 2/15/2022) (PSF Guaranteed)(1)	$1,765,000	$1,909,537	0.4%
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	1,610,000	1,985,645	0.4%
Leander Independent School District:
0.000%, 08/15/2041
(Pre-refunded to 08/15/2024) (PSF Guaranteed)	8,235,000	3,313,988	0.7%
Mansfield Independent School District,
2.500%, 08/01/2042
(Mandatory Tender Date 08/01/2021)
(PSF Guaranteed)(1)	3,765,000	3,835,067	0.8%
North East Independent School District/TX,
1.420%, 08/01/2040 (Callable 08/01/2019)
(Mandatory Tender Date 08/01/2021) (PSF Guaranteed)(1)	1,747,000	1,737,863	0.4%
Texas Municipal Gas Acquisition & Supply Corp. I,
6.250%, 12/15/2026	3,000,000	3,505,380	0.7%
Wink-Loving Independent School District:
5.000%, 02/15/2026
(Callable 02/15/2023) (PSF Guaranteed)	1,970,000	2,212,271	0.4%
5.000%, 02/15/2027
(Callable 02/15/2023) (PSF Guaranteed)	2,350,000	2,636,347	0.5%
Other Texas(1)(2)(6)(7)		52,228,940	10.5%
Total Texas
(Cost $72,314,902)		73,365,038	14.8%
Utah
Other Utah(1)(7)		880,925	0.2%
Total Utah
(Cost $865,400)		880,925	0.2%
Vermont
Vermont Housing Finance Agency,
4.000%, 11/01/2049
(Callable 05/01/2028) (Insured by GNMA)(6)	2,515,000	2,787,576	0.6%
Other Vermont(6)(7)		2,484,018	0.5%
Total Vermont
(Cost $5,222,820)		5,271,594	1.1%
Virgin Islands
Other Virgin Islands(7)		102,892	0.0%
Total Virgin Islands
(Cost $103,373)		102,892	0.0%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Virginia
Other Virginia(1)(7)		$985,099	0.2%
Total Virginia
(Cost $974,956)		985,099	0.2%
Washington
Other Washington(1)(2)(7)		3,080,976	0.6%
Total Washington
(Cost $3,038,701)		3,080,976	0.6%
West Virginia
Other West Virginia(7)		120,737	0.0%
Total West Virginia
(Cost $120,687)		120,737	0.0%
Wisconsin
State of Wisconsin:
5.000%, 05/01/2025 (Pre-refunded to 05/01/2021)	$5,000,000	5,332,550	1.1%
5.000%, 05/01/2026 (Callable 05/01/2023)	60,000	68,341	0.0%
5.000%, 05/01/2029 (Pre-refunded to 05/01/2022)	145,000	159,987	0.0%
Wisconsin Health & Educational Facilities Authority:
3.000%, 12/01/2019	575,000	578,324	0.1%
5.000%, 08/15/2020 (ETM)	55,000	57,216	0.0%
2.650%, 11/01/2020 (Callable 11/01/2019)	1,000,000	1,001,540	0.2%
4.500%, 12/15/2021 (Callable 06/15/2020)	200,000	204,924	0.0%
5.875%, 02/15/2022 (Insured by BHAC)	100,000	108,007	0.0%
5.000%, 03/01/2022	230,000	240,460	0.1%
5.000%, 07/01/2022	185,000	200,633	0.0%
4.000%, 09/15/2022	200,000	209,172	0.0%
5.000%, 03/01/2023	300,000	317,904	0.1%
5.000%, 06/01/2023 (Callable 06/01/2022)	335,000	364,835	0.1%
5.250%, 08/15/2023 (Pre-refunded to 08/15/2020)	420,000	438,085	0.1%
4.000%, 09/15/2023 (Callable 09/15/2022)	150,000	156,597	0.0%
4.000%, 09/15/2024 (Callable 09/15/2023)	360,000	378,760	0.1%
4.500%, 06/01/2025 (Pre-refunded to 06/01/2020)	500,000	514,250	0.1%
5.000%, 07/01/2025 (Callable 07/01/2024)	660,000	747,846	0.2%
4.000%, 09/15/2025 (Callable 09/15/2023)	500,000	522,386	0.1%
3.000%, 02/15/2035 (Pre-refunded to 08/15/2025)	110,000	118,809	0.0%
5.250%, 04/15/2035 (Pre-refunded to 04/15/2023)	50,000	57,232	0.0%
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	375,000	427,496	0.1%
5.000%, 11/15/2043
(Mandatory Tender Date 06/01/2020)(1)	100,000	103,201	0.0%
Other Wisconsin(1)(7)		14,627,865	3.0%
Total Wisconsin
(Cost $26,619,497)		26,936,420	5.4%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Wyoming
Other Wyoming(7)		$1,544,826	0.3%
Total Wyoming
(Cost $1,524,794)		1,544,826	0.3%
Total Long-Term Investments
(Cost $482,956,480)		489,881,809	98.5%

Short-Term Investment
	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, 1.80%(4)	3,097,522	3,097,522	0.6%
Total Short-Term Investment
(Cost $3,097,522)		3,097,522	0.6%
Total Investments
(Cost $486,054,002)		492,979,331	99.1%
Other Assets in Excess of Liabilities		4,246,177	0.9%
TOTAL NET ASSETS		$497,225,508	100.0%
Notes to Summary Schedule of Investments
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BHAC – Berkshire Hathaway Assurance Corp.
GNMA – Ginnie Mae
(1)	Variable rate security, or group of securities contain a variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2019.
(2)	Variable rate security, or group of securities contain a variable rate security, based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(3)
Security, or group of securities contain a security, issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2019, the value of these securities total $210,519, which represents 0.04% of total net assets.

(4)	7-Day Yield.
(5)
Auction Rate Security, or group of securities contain an auction rate security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security, or group of securities contain a security, purchased on a when-issued or delayed delivery basis.
(7)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$489,881,809	$—	$489,881,809
Total Long-Term Investments	—	489,881,809	—	489,881,809
Short-Term Investment
Money Market Mutual Fund	3,097,522	—	—	$3,097,522
Total Short-Term Investment	3,097,522	—	—	3,097,522
Total Investments	$3,097,522	$489,881,809	$—	$492,979,331

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.  See the Fund's Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
June 30, 2019 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$1,178,842,830

	SEC 30-Day
	Yield(4)
	Institutional Class	1.70%
	Investor Class	1.45%

	Average
	Effective
	Duration	4.26 years

	Average
	Effective
Sector Weightings(1)	Maturity	4.62 years

	Annualized
	Expense
	Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%(6)

	Portfolio
	Turnover Rate(7)	19%

	Number of
	Holdings	489

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2019.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Quality Intermediate Municipal Bond Fund
June 30, 2019 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2019	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	3.99%	5.50%	2.24%	3.07%	3.98%
Investor Class Shares	3.77%	5.19%	1.99%	2.81%	3.72%
Bloomberg Barclays Quality Intermediate
Municipal Bond Index(2)	4.08%	5.76%	2.67%	3.60%	4.04%

(1)	For the period from March 30, 2001 (inception date) through June 30, 2019.
(2)
The Bloomberg Barclays Quality Intermediate Municipal Bond Index is an unmanaged, market value weighted index consisting of tax-exempt, fixed-rate securities that are rated A3 or better, with maturities between 2 and 12 years. Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate and have a dated-date after December 31, 1990. This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state. As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Part F of Form N-PORT. Shareholders can look up the Fund’s Forms N-CSR or Part F of Form N-PORT on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alaska
Other Alaska(4)		$2,688,269	0.2%
Total Alaska
(Cost $2,725,572)		2,688,269	0.2%
Arizona
Other Arizona(4)		2,126,650	0.2%
Total Arizona
(Cost $2,057,273)		2,126,650	0.2%
Arkansas
Other Arkansas(4)		10,249,761	0.9%
Total Arkansas
(Cost $9,898,582)		10,249,761	0.9%
California
City of Bakersfield CA,
0.000%, 04/15/2021 (ETM)	$12,380,000	12,088,203	1.0%
Rio Hondo Community College District,
0.000%, 08/01/2042 (Callable 08/01/2034)	6,445,000	7,588,408	0.6%
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2020 (ETM)	6,865,000	6,822,917	0.6%
0.000%, 01/01/2023 (ETM)	14,005,000	13,389,200	1.1%
0.000%, 01/01/2027 (ETM)	1,380,000	1,227,331	0.1%
0.000%, 01/01/2028 (ETM)	770,000	670,216	0.1%
San Marcos Public Facilities Authority,
0.000%, 09/01/2019 (ETM)	7,495,000	7,478,061	0.6%
Other California(4)		22,014,507	1.9%
Total California
(Cost $67,408,266)		71,278,843	6.0%
Colorado
Colorado Health Facilities Authority,
0.000%, 07/15/2022 (ETM)	6,505,000	6,218,325	0.6%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Dawson Ridge Metropolitan District No. 1:
0.000%, 10/01/2022 (ETM)	$61,910,000	$58,996,515	5.0%
Regional Transportation District,
4.375%, 06/01/2039 (Callable 06/01/2023)	5,725,000	6,128,326	0.5%
Other Colorado(4)		5,097,239	0.4%
Total Colorado
(Cost $73,226,159)		76,440,405	6.5%
Connecticut
Connecticut Housing Finance Authority,
4.000%, 11/15/2045 (Callable 05/15/2028)	7,000,000	7,617,610	0.7%
Other Connecticut(4)		7,055,262	0.5%
Total Connecticut
(Cost $14,337,995)		14,672,872	1.2%
District of Columbia
Other District of Columbia(4)		1,050,155	0.1%
Total District of Columbia
(Cost $999,833)		1,050,155	0.1%
Florida
County of Miami-Dade FL,
4.500%, 10/01/2020	7,100,000	7,381,870	0.6%
Mid-Bay Bridge Authority:
6.875%, 10/01/2022 (ETM)	6,565,000	7,178,140	0.6%
School District of Broward County:
5.250%, 07/01/2022 (Pre-refunded to 07/01/2021)	8,445,000	9,107,510	0.8%
5.250%, 07/01/2023 (Pre-refunded to 07/01/2021)	4,915,000	5,300,582	0.4%
Other Florida(1)(4)		31,901,219	2.8%
Total Florida
(Cost $58,905,492)		60,869,321	5.2%
Georgia
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	8,665,000	10,756,124	0.9%
Other Georgia(2)(4)		12,856,264	1.1%
Total Georgia
(Cost $22,824,863)		23,612,388	2.0%
Illinois
Illinois Development Finance Authority:
0.000%, 07/15/2023 (ETM)	27,040,000	25,365,683	2.2%
0.000%, 07/15/2025 (ETM)	50,115,000	45,220,268	3.8%
2.450%, 11/15/2039
(Mandatory Tender Date 03/03/2026)(1)	1,230,000	1,256,544	0.1%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Illinois Finance Authority:
5.000%, 02/15/2022	$1,095,000	$1,196,528	0.1%
6.250%, 05/01/2022 (Pre-refunded to 05/01/2020)	2,550,000	2,652,791	0.2%
5.000%, 12/01/2030 (Pre-refunded to 12/01/2021)	6,825,000	7,402,736	0.7%
5.000%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,424,244	0.1%
4.000%, 01/01/2034 (Callable 01/01/2026)	1,030,000	1,123,967	0.1%
Illinois Housing Development Authority:
3.100%, 02/01/2035 (Callable 02/01/2026)	2,715,000	2,752,874	0.2%
3.500%, 08/01/2046 (Callable 02/01/2026)	760,000	795,614	0.1%
4.000%, 08/01/2048
(Callable 08/01/2027) (Insured by GNMA)	855,000	923,178	0.1%
4.250%, 10/01/2049 (Callable 04/01/2028)	10,950,000	12,005,142	1.0%
Kendall Kane & Will Counties
Community Unit School District No. 308,
0.000%, 02/01/2021 (Insured by AGM)	13,625,000	13,254,264	1.1%
Southwestern Illinois Development Authority,
7.625%, 11/01/2048 (Pre-refunded to 11/01/2023)	6,185,000	7,782,276	0.7%
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,223,512	0.5%
Other Illinois(1)(4)		54,062,682	4.6%
Total Illinois
(Cost $175,720,121)		183,442,303	15.6%
Indiana
Other Indiana(4)		12,624,523	1.1%
Total Indiana
(Cost $12,133,725)		12,624,523	1.1%
Iowa
Other Iowa(4)		11,384,841	1.0%
Total Iowa
(Cost $11,175,941)		11,384,841	1.0%
Kansas
Other Kansas(4)		1,705,686	0.1%
Total Kansas
(Cost $1,709,638)		1,705,686	0.1%
Louisiana
Louisiana Public Facilities Authority:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	26,700,000	32,720,583	2.8%
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	22,180,000	27,818,378	2.4%
Other Louisiana(4)		2,683,976	0.2%
Total Louisiana
(Cost $58,823,750)		63,222,937	5.4%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Maryland
State of Maryland:
4.000%, 06/01/2030 (Callable 06/01/2024)	$5,790,000	$6,387,528	0.5%
4.000%, 08/01/2030 (Callable 08/01/2027)	2,130,000	2,454,889	0.2%
5.000%, 08/01/2031 (Callable 08/01/2028)	9,835,000	12,385,216	1.1%
Other Maryland(4)		4,048,744	0.3%
Total Maryland
(Cost $24,267,855)		25,276,377	2.1%
Massachusetts
Commonwealth of Massachusetts,
4.000%, 12/01/2022 (Pre-refunded to 12/01/2019)	10,000,000	10,111,000	0.9%
Other Massachusetts(4)		5,340,714	0.4%
Total Massachusetts
(Cost $15,336,609)		15,451,714	1.3%
Michigan
Warren Consolidated Schools:
5.000%, 05/01/2033
(Callable 05/01/2026) (Insured by Q-SBLF)	7,255,000	8,452,510	0.7%
Other Michigan(4)		19,361,246	1.7%
Total Michigan
(Cost $26,677,778)		27,813,756	2.4%
Minnesota
University of Minnesota,
5.500%, 07/01/2021 (ETM)	11,260,000	11,728,529	1.0%
Other Minnesota(4)		6,227,638	0.5%
Total Minnesota
(Cost $17,992,791)		17,956,167	1.5%
Mississippi
Other Mississippi(1)(4)		6,204,000	0.5%
Total Mississippi
(Cost $5,933,494)		6,204,000	0.5%
Missouri
Other Missouri(4)		10,688,769	0.9%
Total Missouri
(Cost $10,413,109)		10,688,769	0.9%
Montana
Other Montana(4)		1,433,565	0.1%
Total Montana
(Cost $1,368,430)		1,433,565	0.1%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Nevada
Other Nevada(4)		$2,204,760	0.2%
Total Nevada
(Cost $2,117,533)		2,204,760	0.2%
New Hampshire
Other New Hampshire(4)		524,530	0.0%
Total New Hampshire
(Cost $516,436)		524,530	0%
New Jersey
Other New Jersey(4)		10,583,748	0.9%
Total New Jersey
(Cost $10,328,278)		10,583,748	0.9%
New Mexico
Other New Mexico(4)		5,988,951	0.5%
Total New Mexico
(Cost $5,836,147)		5,988,951	0.5%
New York
New York City Water & Sewer System,
5.000%, 06/15/2032 (Callable 12/15/2025)	$6,500,000	7,782,645	0.7%
New York State Dormitory Authority:
5.000%, 03/15/2030 (Callable 03/15/2024)	3,735,000	4,308,696	0.4%
5.000%, 03/15/2033 (Callable 03/15/2025)	5,000,000	5,847,700	0.5%
5.000%, 03/15/2037 (Callable 09/15/2025)	155,000	180,594	0.0%
5.250%, 03/15/2039 (Callable 09/15/2028)	3,700,000	4,615,639	0.4%
New York State Urban Development Corp.,
5.000%, 03/15/2032 (Callable 03/15/2024)	6,000,000	6,891,060	0.6%
Other New York(4)		22,629,641	1.8%
Total New York
(Cost $50,113,514)		52,255,975	4.4%
North Carolina
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021 (ETM)	10,435,000	10,806,382	0.9%
6.400%, 01/01/2021 (ETM)	1,817,000	1,903,616	0.2%
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	12,170,000	12,821,703	1.1%
Other North Carolina(4)		1,694,447	0.1%
Total North Carolina
(Cost $27,174,449)		27,226,148	2.3%
North Dakota
Other North Dakota(4)		8,352,780	0.7%
Total North Dakota
(Cost $8,210,072)		8,352,780	0.7%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Ohio
State of Ohio,
5.000%, 06/15/2021	$6,740,000	$7,223,325	0.6%
Other Ohio(4)		7,995,930	0.7%
Total Ohio
(Cost $14,941,967)		15,219,255	1.3%
Oregon
Other Oregon(1)(4)		13,719,993	1.2%
Total Oregon
(Cost $13,639,298)		13,719,993	1.2%
Pennsylvania
Other Pennsylvania(1)(4)		19,261,245	1.6%
Total Pennsylvania
(Cost $19,022,543)		19,261,245	1.6%
Puerto Rico
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	5,490,000	6,034,992	0.5%
6.000%, 08/01/2026 (ETM) (Insured by AGC)	6,575,000	8,413,042	0.7%
5.500%, 08/01/2027 (ETM) (Insured by AMBAC)	6,500,000	8,278,595	0.7%
Other Puerto Rico(4)		1,279,513	0.1%
Total Puerto Rico
(Cost $23,159,885)		24,006,142	2.0%
Rhode Island
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	5,882,800	0.5%
Total Rhode Island
(Cost $5,583,390)		5,882,800	0.5%
South Carolina
Piedmont Municipal Power Agency:
6.750%, 01/01/2020 (ETM)	6,450,000	6,623,311	0.5%
5.375%, 01/01/2025 (ETM) (Insured by NATL)	5,590,000	6,671,833	0.6%
Other South Carolina(4)		5,318,288	0.5%
Total South Carolina
(Cost $18,096,666)		18,613,432	1.6%
South Dakota
Other South Dakota(4)		900,631	0.1%
Total South Dakota
(Cost $883,179)		900,631	0.1%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Tennessee
Other Tennessee(1)(4)		$10,346,435	0.9%
Total Tennessee
(Cost $10,100,225)		10,346,435	0.9%
Texas
City of Houston TX:
0.000%, 12/01/2019 (ETM) (Insured by AGM)	$8,355,000	8,307,543	0.7%
5.500%, 12/01/2024 (ETM) (Insured by NATL)	1,835,000	2,141,372	0.2%
0.000%, 12/01/2026 (ETM) (Insured by AGM)	50,000	43,587	0.0%
5.500%, 12/01/2029 (ETM) (Insured by NATL)	16,050,000	20,800,800	1.8%
5.750%, 12/01/2032 (ETM) (Insured by AGM)	6,715,000	9,684,306	0.8%
Harris County Health Facilities Development Corp.,
5.750%, 07/01/2027 (ETM)	4,850,000	5,928,398	0.5%
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024 (ETM)	5,340,000	6,011,932	0.5%
Other Texas(1)(4)		126,684,290	10.7%
Total Texas
(Cost $171,833,428)		179,602,228	15.2%
Utah
Other Utah(4)		9,185,454	0.8%
Total Utah
(Cost $8,921,458)		9,185,454	0.8%
Vermont
Other Vermont(4)		3,554,334	0.3%
Total Vermont
(Cost $3,516,765)		3,554,334	0.3%
Virginia
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 10/01/2022)	7,000,000	7,189,770	0.6%
Other Virginia(4)		1,769,943	0.2%
Total Virginia
(Cost $8,992,018)		8,959,713	0.8%
Washington
State of Washington:
5.500%, 07/01/2023	5,040,000	5,666,371	0.5%
5.000%, 07/01/2032 (Callable 01/01/2025)	6,005,000	6,974,327	0.6%
5.000%, 08/01/2034 (Callable 08/01/2023)	2,755,000	3,110,781	0.2%
5.000%, 08/01/2038 (Callable 08/01/2026)	975,000	1,150,597	0.1%
Washington State Housing Finance Commission,
2.550%, 07/01/2022
(Mandatory Tender Date 07/01/2021)(1)	6,250,000	6,323,625	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Other Washington(1)(4)		$22,989,304	2.0%
Total Washington
(Cost $44,976,769)		46,215,005	3.9%
Wisconsin
State of Wisconsin Clean Water
Fund Leveraged Loan Portfolio:
5.000%, 06/01/2028 (Pre-refunded to 06/01/2024)	$5,305,000	6,217,036	0.5%
5.000%, 06/01/2030 (Pre-refunded to 06/01/2024)	10,500,000	12,305,160	1.1%
5.000%, 06/01/2031 (Pre-refunded to 06/01/2024)	7,975,000	9,346,062	0.8%
Other Wisconsin(4)		30,709,305	2.6%
Total Wisconsin
(Cost $57,098,798)		58,577,563	5.0%
Wyoming
Other Wyoming(4)		4,154,514	0.4%
Total Wyoming
(Cost $4,086,362)		4,154,514	0.4%
Total Long-Term Investments
(Cost $1,123,086,456)		1,165,528,938	98.9%

Short-Term Investment
	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, 1.80%(3)	2,917,344	2,917,344	0.2%
Total Short-Term Investment
(Cost $2,917,344)		2,917,344	0.2%
Total Investments
(Cost $1,126,003,800)		1,168,446,282	99.1%
Other Assets in Excess of Liabilities		10,396,548	0.9%
TOTAL NET ASSETS		$1,178,842,830	100.0%
Notes to Summary Schedule of Investments
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
GNMA – Ginnie Mae
NATL – National Public Finance Guarantee Corp.
Q-SBLF – Qualified School Building Loan Fund
(1)	Variable rate security, or group of securities contain a variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2019.
(2)	Variable rate security, or group of securities contain a variable rate security, based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(3)	7-Day Yield.
(4)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$1,165,528,938	$—	$1,165,528,938
Total Long-Term Investments	—	1,165,528,938	—	1,165,528,938
Short-Term Investment
Money Market Mutual Fund	2,917,344	—	—	2,917,344
Total Short-Term Investment	2,917,344	—	—	2,917,344
Total Investments	$2,917,344	$1,165,528,938	$—	$1,168,446,282

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.  See the Fund's Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
June 30, 2019 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$452,726,049

	SEC 30-Day
	Yield(4)
	Institutional Class	2.06%
	Investor Class	1.80%

	Average
	Effective
	Duration	4.67 years

	Average
	Effective
	Maturity	5.01 years

	Annualized
Sector Weightings(1)	Expense
	Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio
	Turnover Rate(7)	32%

	Number of
	Holdings	884

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2019.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Core Intermediate Municipal Bond Fund
June 30, 2019 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Since
For the Periods Ended June 30, 2019	Months	Year	Years	Inception(1)
Institutional Class Shares	4.40%	5.97%	2.66%	3.67%
Investor Class Shares	4.28%	5.71%	2.41%	3.42%
Bloomberg Barclays Municipal
Bond (1-15 Year) Index(2)	4.40%	6.12%	2.29%	3.17%

(1)	For the period from August 31, 2015 (inception date) through June 30, 2019.
(2)
The Bloomberg Barclays Municipal Bond (1-15 Year) Index is an unmanaged, market value weighted index of investment-grade, tax-exempt, and fixed-rate securities with maturities between 1 and 17 years.  Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.  The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.  This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Part F of Form N-PORT. Shareholders can look up the Fund’s Forms N-CSR or Part F of Form N-PORT on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Other Alabama(1)(7)		$6,843,229	1.5%
Total Alabama
(Cost $6,570,323)		6,843,229	1.5%
Alaska
Other Alaska(7)		3,638,577	0.8%
Total Alaska
(Cost $3,663,312)		3,638,577	0.8%
Arizona
Kyrene Elementary School District No. 28,
4.000%, 07/01/2033 (Callable 07/01/2025)	$1,500,000	1,649,610	0.4%
Other Arizona(2)(7)		5,942,357	1.3%
Total Arizona
(Cost $7,386,851)		7,591,967	1.7%
Arkansas
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	1,925,000	2,004,464	0.4%
Other Arkansas(7)		12,978,978	2.9%
Total Arkansas
(Cost $14,431,178)		14,983,442	3.3%
California
California Health Facilities Financing Authority,
1.000%, 08/15/2053
(Mandatory Tender Date 08/15/2019)(1)	1,970,000	1,968,266	0.4%
Other California(1)(2)(6)(7)		20,711,920	4.6%
Total California
(Cost $21,572,200)		22,680,186	5.0%
Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038
(Callable 06/01/2025) (Insured by ST)	2,000,000	2,321,340	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Colorado Housing & Finance Authority,
4.250%, 11/01/2049 (Callable 11/01/2028)	$2,500,000	$2,753,475	0.6%
Other Colorado(1)(2)(7)		21,277,034	4.7%
Total Colorado
(Cost $25,327,637)		26,351,849	5.8%
Connecticut
Connecticut Housing Finance Authority,
4.000%, 05/15/2049 (Callable 11/15/2028)	1,500,000	1,659,315	0.4%
Other Connecticut(7)		6,560,419	1.4%
Total Connecticut
(Cost $7,918,547)		8,219,734	1.8%
District of Columbia
District of Columbia,
5.000%, 06/01/2035 (Callable 06/01/2024)	2,000,000	2,295,420	0.5%
Metropolitan Washington Airports Authority:
6.500%, 10/01/2044 (Callable 10/01/2028)	1,480,000	1,957,707	0.4%
Other District of Columbia(1)(7)		2,266,033	0.5%
Total District of Columbia
(Cost $6,151,563)		6,519,160	1.4%
Florida
City of Jacksonville FL:
1.190%, 08/01/2036 (Callable 07/01/2019)
(Optional Put Date 07/05/2019)(1)	2,750,000	2,750,000	0.6%
Florida Department of Management Services,
5.000%, 11/01/2029	2,000,000	2,606,640	0.6%
Florida Housing Finance Corp.,
3.800%, 07/01/2047
(Callable 01/01/2027) (Insured by GNMA)	2,735,000	2,847,162	0.6%
Other Florida(1)(6)(7)		20,581,012	4.6%
Total Florida
(Cost $27,698,358)		28,784,814	6.4%
Georgia
Main Street Natural Gas, Inc.,
2.440%, 08/01/2048
(1 Month LIBOR USD + 0.830%) (Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(2)	2,000,000	1,982,600	0.4%
Other Georgia(1)(7)		7,909,955	1.8%
Total Georgia
(Cost $9,795,965)		9,892,555	2.2%
The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Illinois
Illinois Finance Authority:
5.000%, 10/01/2019	$525,000	$527,987	0.1%
5.000%, 02/15/2021	100,000	105,743	0.0%
5.000%, 10/01/2021	170,000	177,145	0.0%
5.000%, 10/01/2023	205,000	219,586	0.0%
4.375%, 12/01/2028 (Callable 12/01/2023)	300,000	105,000	0.0%
5.000%, 01/01/2029 (Callable 01/01/2027)	475,000	563,811	0.1%
5.000%, 01/01/2030 (Callable 01/01/2027)	90,000	106,114	0.0%
5.250%, 02/15/2030 (Pre-refunded to 02/15/2020)	245,000	250,870	0.0%
5.000%, 08/01/2030 (Callable 08/01/2024)	1,065,000	1,216,368	0.3%
4.000%, 05/15/2034 (Callable 05/15/2026)	200,000	213,976	0.0%
3.032%, 05/01/2036
(1 Month LIBOR USD + 1.350%) (Callable 11/01/2020)
(Mandatory Tender Date 05/01/2021)(2)	300,000	300,753	0.1%
1.120%, 11/15/2037 (Optional Put Date 06/28/2019)(1)	300,000	300,000	0.1%
4.000%, 12/01/2040 (Callable 12/01/2027)	270,000	289,367	0.1%
4.000%, 12/01/2042 (Callable 12/01/2027)	275,000	293,733	0.1%
5.100%, 12/01/2043 (Callable 12/01/2023)	1,000,000	350,000	0.1%
Illinois Housing Development Authority,
4.250%, 10/01/2049 (Callable 04/01/2028)	2,000,000	2,192,720	0.5%
Metropolitan Water Reclamation
District of Greater Chicago,
5.000%, 12/01/2034 (Callable 12/01/2026)	1,500,000	1,749,255	0.4%
Richland County Community Unit School District No. 1,
4.000%, 12/01/2033
(Callable 12/01/2024) (Insured by AGM)	1,750,000	1,855,945	0.4%
Sales Tax Securitization Corp.:
5.000%, 01/01/2028	1,500,000	1,792,935	0.4%
5.000%, 01/01/2029	2,500,000	3,011,700	0.7%
State of Illinois:
0.000%, 08/01/2019	260,000	259,503	0.1%
5.000%, 08/01/2020	2,000,000	2,070,340	0.5%
5.000%, 01/01/2022 (Callable 01/01/2020)	220,000	223,192	0.0%
6.000%, 06/15/2024 (Insured by NATL)	100,000	115,971	0.0%
5.000%, 08/01/2024 (Callable 08/01/2022)	665,000	715,247	0.2%
5.000%, 10/01/2026	1,000,000	1,146,950	0.2%
5.000%, 05/01/2027 (Callable 05/01/2024)	650,000	716,216	0.2%
5.000%, 06/15/2027 (Callable 06/15/2021)	1,500,000	1,578,225	0.3%
5.250%, 07/01/2028 (Callable 07/01/2023)	175,000	191,847	0.0%
5.500%, 07/01/2033 (Callable 07/01/2023)	410,000	451,021	0.1%
4.000%, 06/15/2038
(Callable 06/15/2028) (Insured by BAM)	2,500,000	2,646,225	0.6%
Other Illinois(1)(7)		40,553,836	9.0%
Total Illinois
(Cost $64,813,577)		66,291,581	14.6%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Indiana
Evansville Park District,
5.000%, 08/15/2036
(Callable 02/15/2028) (Insured by BAM)	$1,335,000	$1,598,743	0.4%
Other Indiana(1)(2)(7)		13,345,049	2.9%
Total Indiana
(Cost $14,397,810)		14,943,792	3.3%
Iowa
Iowa Finance Authority,
4.000%, 07/01/2047
(Callable 07/01/2028) (Insured by GNMA)	2,000,000	2,214,540	0.5%
Other Iowa(7)		2,260,562	0.5%
Total Iowa
(Cost $4,381,247)		4,475,102	1.0%
Kansas
Other Kansas(2)(7)		2,049,650	0.5%
Total Kansas
(Cost $2,017,922)		2,049,650	0.5%
Kentucky
Other Kentucky(1)(7)		3,016,656	0.7%
Total Kentucky
(Cost $2,930,303)		3,016,656	0.7%
Louisiana
Other Louisiana(7)		1,314,121	0.3%
Total Louisiana
(Cost $1,223,977)		1,314,121	0.3%
Maine
Other Maine(7)		1,769,532	0.4%
Total Maine
(Cost $1,758,991)		1,769,532	0.4%
Massachusetts
Massachusetts Housing Finance Agency,
4.500%, 12/01/2048 (Callable 12/01/2027)	2,000,000	2,201,620	0.5%
Other Massachusetts(7)		3,233,724	0.7%
Total Massachusetts
(Cost $5,324,416)		5,435,344	1.2%
Michigan
Michigan State Housing Development Authority,
4.250%, 12/01/2049 (Callable 06/01/2028)	2,000,000	2,187,560	0.5%
Other Michigan(1)(7)		7,664,216	1.7%
Total Michigan
(Cost $9,466,215)		9,851,776	2.2%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Minnesota
County of Kanabec MN,
2.750%, 12/01/2019 (Callable 07/29/2019)	$2,000,000	$2,000,660	0.4%
Other Minnesota(7)		5,471,460	1.2%
Total Minnesota
(Cost $7,347,070)		7,472,120	1.6%
Mississippi
Other Mississippi(7)		5,064,835	1.1%
Total Mississippi
(Cost $4,791,478)		5,064,835	1.1%
Missouri
Other Missouri(7)		5,620,167	1.2%
Total Missouri
(Cost $5,505,263)		5,620,167	1.2%
Montana
Other Montana(7)		1,210,180	0.3%
Total Montana
(Cost $1,161,564)		1,210,180	0.3%
Nebraska
Village of Boys Town NE,
3.000%, 09/01/2028	1,675,000	1,791,848	0.4%
Other Nebraska(1)(7)		3,525,884	0.8%
Total Nebraska
(Cost $5,130,244)		5,317,732	1.2%
Nevada
Nevada Housing Division,
4.000%, 04/01/2049
(Callable 10/01/2028) (Insured by GNMA)	2,000,000	2,186,720	0.5%
Other Nevada(7)		2,329,795	0.5%
Total Nevada
(Cost $4,443,619)		4,516,515	1.0%
New Jersey
New Jersey Housing & Mortgage Finance Agency,
4.500%, 10/01/2048 (Callable 10/01/2027)	1,580,000	1,737,020	0.4%
Other New Jersey(1)(2)(6)(7)		8,392,608	1.8%
Total New Jersey
(Cost $9,849,956)		10,129,628	2.2%
New Mexico
Other New Mexico(2)(7)		853,356	0.2%
Total New Mexico
(Cost $849,473)		853,356	0.2%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
New York
New York City Transitional Finance Authority,
5.000%, 08/01/2038 (Callable 08/01/2028)	$1,295,000	$1,574,668	0.4%
New York City Water & Sewer System:
5.000%, 06/15/2036 (Callable 06/15/2024)	2,000,000	2,295,200	0.5%
Other New York(1)(3)(7)		6,543,658	1.4%
Total New York
(Cost $10,056,609)		10,413,526	2.3%
North Carolina
North Carolina Turnpike Authority,
4.000%, 01/01/2041
(Callable 01/01/2029) (Insured by AGM)	2,000,000	2,169,500	0.5%
Other North Carolina(1)(7)		2,184,719	0.5%
Total North Carolina
(Cost $4,133,395)		4,354,219	1.0%
North Dakota
City of Horace ND,
2.500%, 08/01/2021 (Callable 08/01/2020)(5)	2,000,000	1,999,720	0.5%
City of Williston ND,
4.250%, 07/15/2025 (Callable 07/15/2022)	1,750,000	1,840,230	0.4%
Other North Dakota(5)(7)		6,946,425	1.5%
Total North Dakota
(Cost $10,588,794)		10,786,375	2.4%
Ohio
Little Miami Local School District,
5.000%, 11/01/2036
(Callable 11/01/2025) (Insured by SD CRED PROG)	1,845,000	2,152,931	0.5%
Other Ohio(2)(7)		10,257,023	2.2%
Total Ohio
(Cost $11,985,043)		12,409,954	2.7%
Oklahoma
Other Oklahoma(7)		1,313,117	0.3%
Total Oklahoma
(Cost $1,295,800)		1,313,117	0.3%
Oregon
State of Oregon Housing &
Community Services Department,
2.200%, 12/01/2021
(Mandatory Tender Date 12/01/2020)(1)	2,000,000	2,014,120	0.4%
Other Oregon(7)		3,577,367	0.8%
Total Oregon
(Cost $5,321,777)		5,591,487	1.2%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Pennsylvania
Commonwealth Financing Authority:
5.000%, 06/01/2036 (Callable 06/01/2022)	$1,500,000	$1,619,460	0.4%
4.000%, 06/01/2039
(Callable 06/01/2028) (Insured by AGM)	1,525,000	1,657,950	0.4%
Westmoreland County Municipal Authority,
5.000%, 08/15/2028
(Callable 08/15/2027) (Insured by BAM)	1,540,000	1,906,304	0.4%
York Suburban School District,
4.000%, 05/01/2030
(Callable 05/01/2024) (Insured by BAM)	1,780,000	1,926,156	0.4%
Other Pennsylvania(1)(2)(7)		10,406,079	2.3%
Total Pennsylvania
(Cost $16,889,323)		17,515,949	3.9%
Puerto Rico
Other Puerto Rico(7)		2,318,363	0.5%
Total Puerto Rico
(Cost $2,171,619)		2,318,363	0.5%
Rhode Island
Other Rhode Island(7)		1,954,673	0.4%
Total Rhode Island
(Cost $1,871,519)		1,954,673	0.4%
South Carolina
Other South Carolina(7)		4,153,292	0.9%
Total South Carolina
(Cost $3,974,852)		4,153,292	0.9%
South Dakota
South Dakota Housing Development Authority,
4.000%, 05/01/2049 (Callable 05/01/2028)	2,515,000	2,735,842	0.6%
Other South Dakota(7)		356,405	0.1%
Total South Dakota
(Cost $3,039,446)		3,092,247	0.7%
Tennessee
Tennessee Housing Development Agency:
3.600%, 01/01/2031 (Callable 01/01/2023)	2,025,000	2,066,674	0.5%
3.550%, 07/01/2039 (Callable 07/01/2024)	290,000	299,167	0.1%
4.000%, 01/01/2042 (Callable 07/01/2026)	260,000	277,800	0.1%
3.800%, 07/01/2043 (Callable 01/01/2022)	235,000	241,796	0.1%
4.000%, 07/01/2043 (Callable 01/01/2023)	205,000	209,159	0.0%
4.000%, 07/01/2045 (Callable 01/01/2025)	160,000	168,666	0.0%
3.500%, 01/01/2047 (Callable 01/01/2026)	105,000	109,950	0.0%
4.500%, 07/01/2049 (Callable 01/01/2028)	975,000	1,073,416	0.2%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Tennessee Housing Development Agency: (cont.)
4.250%, 01/01/2050 (Callable 07/01/2028)	$1,000,000	$1,097,370	0.2%
Other Tennessee(1)(7)		2,577,917	0.6%
Total Tennessee
(Cost $7,974,239)		8,121,915	1.8%
Texas
City of San Antonio TX,
2.750%, 02/01/2048
(Mandatory Tender Date 12/01/2022)(1)	1,500,000	1,549,500	0.3%
New Caney Independent School District,
4.000%, 02/15/2029
(Callable 02/15/2025) (PSF Guaranteed)	1,450,000	1,612,878	0.4%
Texas Department of Housing & Community Affairs,
4.750%, 01/01/2049 (Callable 07/01/2028)	4,320,000	4,824,835	1.1%
Texas Municipal Gas Acquisition & Supply Corp. I,
6.250%, 12/15/2026	1,650,000	1,927,959	0.4%
Other Texas(1)(7)		34,097,136	7.5%
Total Texas
(Cost $42,882,366)		44,012,308	9.7%
Utah
Other Utah(1)(7)		4,016,447	0.9%
Total Utah
(Cost $3,839,314)		4,016,447	0.9%
Vermont
Other Vermont(7)		2,277,710	0.5%
Total Vermont
(Cost $2,257,200)		2,277,710	0.5%
Virgin Islands
Other Virgin Islands(7)		411,568	0.1%
Total Virgin Islands
(Cost $413,490)		411,568	0.1%
Virginia
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 10/01/2022)	3,000,000	3,081,330	0.7%
Other Virginia(7)		416,735	0.1%
Total Virginia
(Cost $3,473,895)		3,498,065	0.8%
Washington
State of Washington,
5.000%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,593,992	0.4%
Other Washington(7)		5,177,167	1.1%
Total Washington
(Cost $6,492,343)		6,771,159	1.5%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
West Virginia
Other West Virginia(7)		$255,071	0.1%
Total West Virginia
(Cost $255,000)		255,071	0.1%
Wisconsin
Wisconsin Health & Educational Facilities Authority:
4.000%, 09/15/2019	$165,000	165,635	0.0%
3.000%, 12/01/2019	750,000	754,335	0.2%
2.650%, 11/01/2020 (Callable 11/01/2019)	1,625,000	1,627,503	0.4%
5.000%, 03/01/2021	150,000	154,227	0.0%
5.000%, 03/01/2022	125,000	130,685	0.0%
5.000%, 07/01/2023	165,000	182,937	0.0%
5.000%, 07/01/2024	250,000	283,408	0.1%
4.000%, 09/15/2025 (Callable 09/15/2023)	200,000	209,852	0.1%
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	56,530	0.0%
5.000%, 02/15/2027 (Pre-refunded to 08/15/2025)	100,000	119,808	0.0%
4.000%, 07/15/2028 (Pre-refunded to 07/15/2021)	185,000	194,966	0.0%
5.000%, 08/15/2028 (Callable 08/15/2023)	1,000,000	1,124,340	0.3%
5.000%, 12/01/2028 (Callable 11/01/2026)	45,000	54,275	0.0%
5.000%, 08/15/2029 (Callable 08/15/2027)	170,000	208,979	0.1%
5.000%, 12/15/2030 (Callable 12/15/2024)	480,000	547,603	0.1%
5.000%, 02/15/2032 (Callable 02/15/2022)	50,000	53,368	0.0%
5.000%, 04/01/2032 (Callable 10/01/2022)	290,000	316,114	0.1%
1.375%, 11/15/2038
(Mandatory Tender Date 12/03/2019)(1)	185,000	184,933	0.0%
5.250%, 10/15/2039 (Callable 10/15/2021)	460,000	490,259	0.1%
Wisconsin Housing & Economic Development Authority,
4.250%, 03/01/2049 (Callable 09/01/2028)	2,000,000	2,192,480	0.5%
Other Wisconsin(7)		8,247,877	1.8%
Total Wisconsin
(Cost $16,776,767)		17,300,114	3.8%
Wyoming
Wyoming Community Development Authority,
4.000%, 12/01/2048 (Callable 06/01/2028)	2,000,000	2,170,620	0.5%
Other Wyoming(7)		97,129	0.0%
Total Wyoming
(Cost $2,229,893)		2,267,749	0.5%
Total Long-Term Investments
(Cost $433,831,743)		447,672,908	98.9%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, 1.80%(4)	$2,718,785	$2,718,785	0.6%
Total Short-Term Investment
(Cost $2,718,785)		2,718,785	0.6%
Total Investments
(Cost $436,550,528)		450,391,693	99.5%
Other Assets in Excess of Liabilities		2,334,356	0.5%
TOTAL NET ASSETS		$452,726,049	100.0%
Notes to Summary Schedule of Investments
AGM – Assured Guaranty Municipal
BAM – Build America Mutual Assurance Co.
GNMA – Ginnie Mae
NATL – National Public Finance Guarantee Corp.
SD CRED PROG – State Credit Enhancement Program
(1)	Variable rate security, or group of securities contain a variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2019.
(2)	Variable rate security, or group of securities contain a variable rate security, based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(3)
Security, or group of securities contain a security, issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2019, the value of these securities total $5,473,482, which represents 1.21% of total net assets.

(4)	7-Day Yield.
(5)	Security or a portion of the security, or group of securities contain a security, purchased on a when-issued or delayed delivery basis.
(6)
Auction Rate Security, or group of securities contain an auction rate security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(7)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2019 (Unaudited)

Summary of Fair Value Exposure at June 30, 2019 (Unaudited) (cont.)

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$447,672,908	$—	$447,672,908
Total Long-Term Investments	—	447,672,908	—	447,672,908
Short-Term Investment	2,718,785	—	—	2,718,785
Total Short-Term Investment	2,718,785	—	—	2,718,785
Total Investments	$2,718,785	$447,672,908	$—	$450,391,693

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.  See the Fund's Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Additional Information on Fund Expenses
June 30, 2019 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees;  and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/19 – 6/30/19).

Actual Expenses

The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Additional Information on Fund Expenses
June 30, 2019 (Unaudited)

Actual vs. Hypothetical Returns

					Hypothetical
					(5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/19	6/30/19	Period(1)	6/30/19	Period(1)
Baird Ultra Short
Bond Fund
Institutional Class	0.15%	$1,000.00	$1,017.80	$0.75	$1,024.05	$0.75
Investor Class	0.40%	$1,000.00	$1,017.70	$2.00	$1,022.81	$2.01

Baird Short-Term
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,031.40	$1.51	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,030.10	$2.77	$1,022.07	$2.76

Baird Intermediate
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,052.00	$1.53	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,051.10	$2.80	$1,022.07	$2.76

Baird Aggregate
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,065.80	$1.54	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,065.10	$2.82	$1,022.07	$2.76

Baird Core Plus
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,070.50	$1.54	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,068.10	$2.82	$1,022.07	$2.76

Baird Short-Term
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,026.20	$1.51	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,026.00	$2.76	$1,022.07	$2.76

Baird Quality Intermediate
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,039.90	$1.52	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,037.70	$2.78	$1,022.07	$2.76

Baird Core Intermediate
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,044.00	$1.52	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,042.80	$2.79	$1,022.07	$2.76

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2019 (Unaudited)

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value
(cost $1,390,309,379, $6,516,169,326
and $4,124,332,846, respectively)	$1,393,732,874	$6,594,856,355	$4,236,591,598
Interest receivable	6,536,188	42,020,876	26,549,528
Receivable for investments sold	29,000,394	102,472,047	24,086,983
Receivable for Fund shares sold	13,882,196	14,342,041	20,857,795
Uninvested cash	382,540	—	443,626
Prepaid expenses and other assets	—	12	158,018
Total assets	1,443,534,192	6,753,691,331	4,308,687,548
LIABILITIES:
Payable for securities purchased	29,891,995	126,942,194	74,009,738
Payable for Fund shares redeemed	6,235,088	5,126,054	2,633,357
Payable to Advisor, net (Note 5)	125,543	1,377,133	856,814
Accrued Rule 12b-1 fees (Note 7)	9,083	53,034	20,817
Due to custodian	—	1,399,951	—
Accrued expenses and other liabilities	62,774	275,427	171,363
Total liabilities	36,324,483	135,173,793	77,692,089
NET ASSETS	$1,407,209,709	$6,618,517,538	$4,230,995,459
NET ASSETS CONSIST OF:
Paid-in capital	$1,403,018,168	$6,563,916,855	$4,144,888,104
Total distributable earnings	4,191,541	54,600,683	86,107,355
NET ASSETS	$1,407,209,709	$6,618,517,538	$4,230,995,459
INSTITUTIONAL CLASS SHARES
Net Assets	$1,382,507,023	$6,436,080,972	$4,181,826,887
Shares outstanding ($0.01 par value,
unlimited shares authorized)	137,404,745	659,881,239	372,702,666
Net asset value, offering and
redemption price per share	$10.06	$9.75	$11.22
INVESTOR CLASS SHARES
Net Assets	$24,702,686	$182,436,566	$49,168,572
Shares outstanding ($0.01 par value,
unlimited shares authorized)	2,456,621	18,710,225	4,189,045
Net asset value, offering and
redemption price per share	$10.06	$9.75	$11.74

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2019 (Unaudited)

	Baird	Baird
	Aggregate	Core Plus
	Bond Fund	Bond Fund
ASSETS:
Investments, at value
(cost $20,190,292,390 and
$20,816,357,456, respectively)	$20,813,490,872	$21,443,754,638
Interest receivable	126,526,362	146,667,084
Receivable for Fund shares sold	97,298,117	55,254,023
Uninvested cash	1,581,140	—
Prepaid expenses and other assets	165,961	9,704
Total assets	21,039,062,452	21,645,685,449
LIABILITIES:
Payable for securities purchased	426,363,851	269,983,529
Payable for Fund shares redeemed	15,455,760	9,113,118
Payable to Advisor, net (Note 5)	4,166,409	4,280,883
Accrued Rule 12b-1 fees (Note 7)	294,106	610,331
Due to custodian	—	8,417,638
Accrued expenses and other liabilities	833,284	856,177
Total liabilities	447,113,410	293,261,676
NET ASSETS	$20,591,949,042	$21,352,423,773
NET ASSETS CONSIST OF:
Paid-in capital	$20,050,602,196	$20,806,345,436
Total distributable earnings	541,346,846	546,078,337
NET ASSETS	$20,591,949,042	$21,352,423,773
INSTITUTIONAL CLASS SHARES
Net Assets	$19,862,019,986	$19,089,855,866
Shares outstanding ($0.01 par value,
unlimited shares authorized)	1,793,420,854	1,672,956,935
Net asset value, offering and
redemption price per share	$11.07	$11.41
INVESTOR CLASS SHARES
Net Assets	$729,929,056	$2,262,567,907
Shares outstanding ($0.01 par value,
unlimited shares authorized)	63,699,742	190,225,817
Net asset value, offering and
redemption price per share	$11.46	$11.89

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2019 (Unaudited)

		Baird	Baird
	Baird	Quality	Core
	Short-Term	Intermediate	Intermediate
	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value
(cost $486,054,002, $1,126,003,800
and $436,550,528, respectively)	$492,979,331	$1,168,446,282	$450,391,693
Interest receivable	4,330,057	10,703,676	4,068,551
Receivable for investments sold	8,110,400	—	—
Receivable for Fund shares sold	3,038,535	3,736,719	471,474
Uninvested cash	1,032,192	30,625	159,265
Total assets	509,490,515	1,182,917,302	455,090,983
LIABILITIES:
Payable for securities purchased	12,047,718	560,780	1,995,000
Payable for Fund shares redeemed	51,979	3,146,728	258,416
Payable to Advisor, net (Note 5)	102,244	241,664	91,638
Accrued Rule 12b-1 fees (Note 7)	42,614	76,952	1,550
Accrued expenses and other liabilities	20,452	48,348	18,330
Total liabilities	12,265,007	4,074,472	2,364,934
NET ASSETS	$497,225,508	$1,178,842,830	$452,726,049
NET ASSETS CONSIST OF:
Paid-in capital	$490,383,646	$1,144,620,863	$438,274,019
Total distributable earnings	6,841,862	34,221,967	14,452,030
NET ASSETS	$497,225,508	$1,178,842,830	$452,726,049
INSTITUTIONAL CLASS SHARES
Net Assets	$418,068,521	$1,094,040,341	$448,750,691
Shares outstanding ($0.01 par value,
unlimited shares authorized)	40,898,684	93,545,486	42,516,602
Net asset value, offering and
redemption price per share	$10.22	$11.70	$10.55
INVESTOR CLASS SHARES
Net Assets	$79,156,987	$84,802,489	$3,975,358
Shares outstanding ($0.01 par value,
unlimited shares authorized)	7,755,310	7,076,802	376,847
Net asset value, offering and
redemption price per share	$10.21	$11.98	$10.55

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2019 (Unaudited)

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$19,793,785	$90,148,400	$54,530,937
Other income	—	24,905	47,133
Total investment income	19,793,785	90,173,305	54,578,070
EXPENSES:
Investment advisory fees (Note 5)	1,696,014	7,882,331	4,611,738
Administration fees	339,203	1,576,466	922,348
Rule 12b-1 fees – Investor Class Shares (Note 7)	27,426	205,281	58,425
Total expenses	2,062,643	9,664,078	5,592,511
Fee waiver by Advisor (Note 5)	(1,017,608)	—	—
Net expenses	1,045,035	9,664,078	5,592,511
NET INVESTMENT INCOME	18,748,750	80,509,227	48,985,559

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	360,363	5,459,649	(1,934,089)
Net change in unrealized
appreciation on investments	5,596,747	112,277,911	147,563,957
Net realized and unrealized gain on investments	5,957,110	117,737,560	145,629,868
NET INCREASE IN NET
ASSETS RESULTING FROM OPERATIONS	$24,705,860	$198,246,787	$194,615,427

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2019 (Unaudited)

	Baird	Baird
	Aggregate	Core Plus
	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$283,003,367	$319,658,652
Other income	97,619	126,133
Total investment income	283,100,986	319,784,785
EXPENSES:
Investment advisory fees (Note 5)	22,243,570	23,407,375
Administration fees	4,448,714	4,681,475
Rule 12b-1 fees – Investor Class Shares (Note 7)	869,845	2,696,455
Total expenses	27,562,129	30,785,305
NET INVESTMENT INCOME	255,538,857	288,999,480

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments	30,920,250	30,237,757
Net change in unrealized appreciation on investments	897,577,581	979,287,808
Net realized and unrealized gain on investments	928,497,831	1,009,525,565
NET INCREASE IN NET
ASSETS RESULTING FROM OPERATIONS	$1,184,036,688	$1,298,525,045

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2019 (Unaudited)

		Baird	Baird
	Baird	Quality	Core
	Short-Term	Intermediate	Intermediate
	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$5,252,126	$15,301,247	$5,438,602
Total investment income	5,252,126	15,301,247	5,438,602
EXPENSES:
Investment advisory fees (Note 5)	535,476	1,435,761	506,022
Administration fees (Note 5)	107,095	287,152	101,204
Rule 12b-1 fees – Investor Class Shares (Note 7)	89,338	114,320	3,704
Total expenses	731,909	1,837,233	610,930
NET INVESTMENT INCOME	4,520,217	13,464,014	4,827,672

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments	146,993	187,281	963,394
Net change in unrealized
appreciation on investments	6,657,512	31,044,366	12,006,220
Net realized and unrealized gain on investments	6,804,505	31,231,647	12,969,614
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$11,324,722	$44,695,661	$17,797,286

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Ultra Short Bond Fund

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
OPERATIONS:
Net investment income	$18,748,750	$15,362,190
Net realized gain (loss) on investments	360,363	(122,230)
Net change in unrealized appreciation (depreciation)
on investments	5,596,747	(2,121,702)
Net increase in net assets resulting from operations	24,705,860	13,118,258

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	896,287,651	808,716,290
Shares issued to holders in reinvestment of distributions	17,104,207	14,355,617
Cost of shares redeemed	(560,043,243)	(313,355,931)
Net increase in net assets resulting
from capital share transactions	353,348,615	509,715,976

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(17,615,624)	(15,083,798)
Investor Class	(273,360)	(253,414)
Total net distributions to shareholders	(17,888,984)	(15,337,212)

TOTAL INCREASE IN NET ASSETS	360,165,491	507,497,022

NET ASSETS:
Beginning of period	1,047,044,218	539,547,196
End of period	$1,407,209,709	$1,047,044,218

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Short-Term Bond Fund

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
OPERATIONS:
Net investment income	$80,509,227	$125,237,313
Net realized gain (loss) on investments	5,459,649	(26,235,503)
Net change in unrealized appreciation (depreciation)
on investments	112,277,911	(14,447,406)
Net increase in net assets resulting from operations	198,246,787	84,554,404

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,704,794,912	2,286,737,726
Shares issued to holders in reinvestment of distributions	72,578,219	116,729,687
Cost of shares redeemed	(1,019,963,511)	(2,156,148,560)
Net increase in net assets resulting
from capital share transactions	757,409,620	247,318,853

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(76,511,971)	(122,547,112)
Investor Class	(1,863,657)	(2,757,574)
Total net distributions to shareholders	(78,375,628)	(125,304,686)

TOTAL INCREASE IN NET ASSETS	877,280,779	206,568,571

NET ASSETS:
Beginning of period	5,741,236,759	5,534,668,188
End of period	$6,618,517,538	$5,741,236,759
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Intermediate Bond Fund

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
OPERATIONS:
Net investment income	$48,985,559	$81,483,022
Net realized loss on investments	(1,934,089)	(22,545,628)
Net change in unrealized appreciation (depreciation)
on investments	147,563,957	(36,023,033)
Net increase in net assets resulting from operations	194,615,427	22,914,361

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	968,007,649	1,314,966,726
Shares issued to holders in reinvestment of distributions	39,818,451	67,024,736
Cost of shares redeemed	(236,286,476)	(966,939,949)
Net increase in net assets resulting
from capital share transactions	771,539,624	415,051,513

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(46,854,970)	(80,653,988)
Investor Class	(511,299)	(1,007,749)
Total net distributions to shareholders	(47,366,269)	(81,661,737)

TOTAL INCREASE IN NET ASSETS	918,788,782	356,304,137

NET ASSETS:
Beginning of period	3,312,206,677	2,955,902,540
End of period	$4,230,995,459	$3,312,206,677

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Aggregate Bond Fund

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
OPERATIONS:
Net investment income	$255,538,857	$424,036,819
Net realized gain (loss) on investments	30,920,250	(69,510,689)
Net change in unrealized appreciation (depreciation)
on investments	897,577,581	(390,719,147)
Net increase (decrease) in net assets
resulting from operations	1,184,036,688	(36,193,017)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,704,595,381	4,982,753,257
Shares issued to holders in reinvestment of distributions	226,310,355	390,774,288
Cost of shares redeemed	(1,886,954,805)	(3,688,839,933)
Net increase in net assets resulting
from capital share transactions	4,043,950,931	1,684,687,612

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(243,202,445)	(421,718,399)
Investor Class	(8,518,489)	(19,304,710)
Total net distributions to shareholders	(251,720,934)	(441,023,109)

TOTAL INCREASE IN NET ASSETS	4,976,266,685	1,207,471,486

NET ASSETS:
Beginning of period	15,615,682,357	14,408,210,871
End of period	$20,591,949,042	$15,615,682,357

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Core Plus Bond Fund

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
OPERATIONS:
Net investment income	$288,999,480	$519,285,134
Net realized gain (loss) on investments	30,237,757	(74,445,293)
Net change in unrealized appreciation (depreciation)
on investments	979,287,808	(513,615,666)
Net increase (decrease) in net assets
resulting from operations	1,298,525,045	(68,775,825)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,103,237,327	5,741,152,956
Shares issued to holders in reinvestment of distributions	264,819,803	500,610,919
Cost of shares redeemed	(1,837,294,395)	(4,179,926,706)
Net increase in net assets resulting
from capital share transactions	2,530,762,735	2,061,837,169

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(254,351,659)	(474,634,516)
Investor Class	(28,833,014)	(63,272,584)
Total net distributions to shareholders	(283,184,673)	(537,907,100)

TOTAL INCREASE IN NET ASSETS	3,546,103,107	1,455,154,244

NET ASSETS:
Beginning of period	17,806,320,666	16,351,166,422
End of period	$21,352,423,773	$17,806,320,666

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Short-Term Municipal Bond Fund

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
OPERATIONS:
Net investment income	$4,520,217	$4,602,547
Net realized gain (loss) on investments	146,993	(395,641)
Net change in unrealized appreciation
on investments	6,657,512	363,342
Net increase in net assets resulting from operations	11,324,722	4,570,248

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	262,095,902	350,521,712
Shares issued to holders in reinvestment of distributions	3,322,446	3,718,376
Cost of shares redeemed	(120,327,888)	(134,819,382)
Net increase in net assets resulting
from capital share transactions	145,090,460	219,420,706

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(3,721,942)	(3,476,137)
Investor Class	(646,134)	(1,140,216)
Total net distributions to shareholders	(4,368,076)	(4,616,353)

TOTAL INCREASE IN NET ASSETS	152,047,106	219,374,601

NET ASSETS:
Beginning of period	345,178,402	125,803,801
End of period	$497,225,508	$345,178,402

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Quality Intermediate Municipal Bond Fund

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
OPERATIONS:
Net investment income	$13,464,014	$27,097,810
Net realized gain (loss) on investments	187,281	(2,660,074)
Net change in unrealized appreciation (depreciation)
on investments	31,044,366	(12,531,513)
Net increase in net assets resulting from operations	44,695,661	11,906,223

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	221,414,681	480,971,362
Shares issued to holders in reinvestment of distributions	11,560,641	23,445,969
Cost of shares redeemed	(205,680,304)	(520,681,280)
Net increase (decrease) in net assets resulting
from capital share transactions	27,295,018	(16,263,949)

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(12,256,300)	(25,039,480)
Investor Class	(896,733)	(2,013,625)
Total net distributions to shareholders	(13,153,033)	(27,053,105)

TOTAL INCREASE (DECREASE) IN NET ASSETS	58,837,646	(31,410,831)

NET ASSETS:
Beginning of period	1,120,005,184	1,151,416,015
End of period	$1,178,842,830	$1,120,005,184

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Core Intermediate Municipal Bond Fund

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
OPERATIONS:
Net investment income	$4,827,672	$6,548,983
Net realized gain (loss) on investments	963,394	(512,079)
Net change in unrealized appreciation (depreciation)
on investments	12,006,220	(1,082,758)
Net increase in net assets resulting from operations	17,797,286	4,954,146

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	98,274,545	260,403,608
Shares issued to holders in reinvestment of distributions	3,292,769	4,380,739
Cost of shares redeemed	(42,039,434)	(119,644,249)
Net increase in net assets resulting
from capital share transactions	59,527,880	145,140,098

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(4,623,512)	(6,517,792)
Investor Class	(32,120)	(38,214)
Total net distributions to shareholders	(4,655,632)	(6,556,006)

TOTAL INCREASE IN NET ASSETS	72,669,534	143,538,238

NET ASSETS:
Beginning of period	380,056,515	236,518,277
End of period	$452,726,049	$380,056,515

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Ultra Short Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Per Share Data:
Net asset value,
beginning of period	$10.01		$10.03	$10.03	$9.98	$10.03	$10.00
Income from
investment operations:
Net investment income	0.14	(1)	0.23 (1)	0.13 (1)	0.11 (1)	0.08 (1)	0.09
Net realized and unrealized
gains (losses) on investments	0.04		(0.04)	0.00 (2)	0.04	(0.05)	0.03 (3)
Total from
investment operations	0.18		0.19	0.13	0.15	0.03	0.12
Less distributions:
Distributions from net
investment income	(0.13)		(0.21)	(0.13)	(0.10)	(0.08)	(0.09)
Total distributions	(0.13)		(0.21)	(0.13)	(0.10)	(0.08)	(0.09)
Net asset value, end of period	$10.06		$10.01	$10.03	$10.03	$9.98	$10.03
Total return	1.78	%(4)	1.95%	1.30%	1.56%	0.30%	1.21%
Supplemental data and ratios:
Net assets,
end of period (millions)	$1,382.5		$1,031.5	$532.0	$387.3	$189.3	$84.5
Ratio of expenses to
average net assets	0.15	%(5)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of expenses to average
net assets (before waivers)	0.30	%(5)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment
income to average net assets	2.77	%(5)	2.24%	1.31%	1.05%	0.78%	0.93%
Ratio of net investment
income to average net assets
(before waivers)	2.62	%(5)	2.09%	1.16%	0.90%	0.63%	0.78%
Portfolio turnover rate(6)	28	%(4)	66%	83%	97%	66%	58%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the statement of operations.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Ultra Short Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Per Share Data:
Net asset value,
beginning of period	$10.00		$10.03	$10.03	$9.98	$10.02	$10.00
Income from
investment operations:
Net investment income	0.13	(1)	0.20 (1)	0.11 (1)	0.08 (1)	0.05 (1)	0.07
Net realized and unrealized
gains (losses) on investments	0.05		(0.04)	(0.01)	0.05	(0.03)	0.02 (2)
Total from
investment operations	0.18		0.16	0.10	0.13	0.02	0.09
Less distributions:
Distributions from net
investment income	(0.12)		(0.19)	(0.10)	(0.08)	(0.06)	(0.07)
Total distributions	(0.12)		(0.19)	(0.10)	(0.08)	(0.06)	(0.07)
Net asset value, end of period	$10.06		$10.00	$10.03	$10.03	$9.98	$10.02
Total return	1.77	%(3)	1.60%	1.05%	1.32%	0.16%	0.88%
Supplemental data and ratios:
Net assets,
end of period (millions)	$24.7		$15.6	$7.6	$5.2	$1.2	$0.9
Ratio of expenses to
average net assets	0.40	%(4)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average
net assets (before waivers)	0.55	%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment
income to average net assets	2.52	%(4)	1.99%	1.06%	0.80%	0.53%	0.68%
Ratio of net investment
income to average net assets
(before waivers)	2.37	%(4)	1.84%	0.91%	0.65%	0.38%	0.53%
Portfolio turnover rate(5)	28	%(3)	66%	83%	97%	66%	58%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the statement of operations.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017		2016		2015		2014
Per Share Data:
Net asset value,
beginning of period	$9.57		$9.64	$9.66		$9.60		$9.67		$9.69
Income from
investment operations:
Net investment income	0.12	(1)	0.21 (1)	0.17	(1)	0.15	(1)	0.13	(1)	0.16
Net realized and unrealized
gains (losses) on investments	0.18		(0.07)	(0.02)		0.06		(0.05)		(0.01)
Total from
investment operations	0.30		0.14	0.15		0.21		0.08		0.15
Less distributions:
Distributions from net
investment income	(0.12)		(0.21)	(0.17)		(0.15)		(0.15)		(0.16)
Distributions from
net realized gains	—		—	(0.00	)(2)	(0.00	)(2)	(0.00	)(2)	(0.01)
Total distributions	(0.12)		(0.21)	(0.17)		(0.15)		(0.15)		(0.17)
Net asset value, end of period	$9.75		$9.57	$9.64		$9.66		$9.60		$9.67
Total return	3.14	%(3)	1.49%	1.53%		2.25%		0.89%		1.49%
Supplemental data and ratios:
Net assets,
end of period (millions)	$6,436.1		$5,596.2	$5,399.7		$3,769.3		$2,976.0		$2,640.9
Ratio of expenses to
average net assets	0.30	%(4)	0.30%	0.30%		0.30%		0.30%		0.30%
Ratio of net investment
income to average net assets	2.56	%(4)	2.21%	1.73%		1.57%		1.30%		1.56%
Portfolio turnover rate(5)	32	%(3)	58%	55%		44%		38%		51%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017		2016		2015		2014
Per Share Data:
Net asset value,
beginning of period	$9.57		$9.64	$9.66		$9.60		$9.67		$9.69
Income from
investment operations:
Net investment income	0.11	(1)	0.19 (1)	0.14	(1)	0.13	(1)	0.10	(1)	0.14
Net realized and unrealized
gains (losses) on investments	0.18		(0.07)	(0.02)		0.06		(0.04)		(0.02)
Total from
investment operations	0.29		0.12	0.12		0.19		0.06		0.12
Less distributions:
Distributions from net
investment income	(0.11)		(0.19)	(0.14)		(0.13)		(0.13)		(0.13)
Distributions from
net realized gains	—		—	(0.00	)(2)	(0.00	)(2)	(0.00	)(2)	(0.01)
Total distributions	(0.11)		(0.19)	(0.14)		(0.13)		(0.13)		(0.14)
Net asset value, end of period	$9.75		$9.57	$9.64		$9.66		$9.60		$9.67
Total return	3.01	%(3)	1.24%	1.28%		2.00%		0.64%		1.25%
Supplemental data and ratios:
Net assets,
end of period (millions)	$182.4		$145.0	$134.9		$104.9		$40.6		$35.8
Ratio of expenses to
average net assets	0.55	%(4)	0.55%	0.55%		0.55%		0.55%		0.55%
Ratio of net investment
income to average net assets	2.31	%(4)	1.96%	1.48%		1.32%		1.05%		1.31%
Portfolio turnover rate(5)	32	%(3)	58%	55%		44%		38%		51%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017		2016	2015	2014
Per Share Data:
Net asset value,
beginning of period	$10.80		$11.01	$10.97		$10.93	$11.10	$11.00
Income from
investment operations:
Net investment income(1)	0.14		0.27	0.26		0.25	0.24	0.26
Net realized and unrealized
gains (losses) on investments	0.42		(0.21)	0.04		0.06	(0.13)	0.13
Total from
investment operations	0.56		0.06	0.30		0.31	0.11	0.39
Less distributions:
Distributions from net
investment income	(0.14)		(0.27)	(0.26)		(0.25)	(0.25)	(0.27)
Distributions from
net realized gains	—		—	(0.00	)(2)	(0.02)	(0.03)	(0.02)
Total distributions	(0.14)		(0.27)	(0.26)		(0.27)	(0.28)	(0.29)
Net asset value, end of period	$11.22		$10.80	$11.01		$10.97	$10.93	$11.10
Total return	5.20	%(3)	0.58%	2.74%		2.83%	0.99%	3.50%
Supplemental data and ratios:
Net assets,
end of period (millions)	$4,181.8		$3,264.9	$2,902.0		$2,209.1	$1,787.0	$1,468.2
Ratio of expenses to
average net assets	0.30	%(4)	0.30%	0.30%		0.30%	0.30%	0.30%
Ratio of net investment
income to average net assets	2.66	%(4)	2.51%	2.32%		2.21%	2.14%	2.37%
Portfolio turnover rate(5)	12	%(3)	32%	31%		30%	39%	29%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017		2016	2015	2014
Per Share Data:
Net asset value,
beginning of period	$11.29		$11.50	$11.44		$11.39	$11.56	$11.43
Income from
investment operations:
Net investment income(1)	0.14		0.25	0.24		0.23	0.22	0.25
Net realized and unrealized
gains (losses) on investments	0.43		(0.22)	0.04		0.06	(0.14)	0.14
Total from
investment operations	0.57		0.03	0.28		0.29	0.08	0.39
Less distributions:
Distributions from net
investment income	(0.12)		(0.24)	(0.22)		(0.22)	(0.22)	(0.24)
Distributions from
net realized gains	—		—	(0.00	)(2)	(0.02)	(0.03)	(0.02)
Total distributions	(0.12)		(0.24)	(0.22)		(0.24)	(0.25)	(0.26)
Net asset value, end of period	$11.74		$11.29	$11.50		$11.44	$11.39	$11.56
Total return	5.11	%(3)	0.30%	2.53%		2.55%	0.79%	3.29%
Supplemental data and ratios:
Net assets,
end of period (millions)	$49.2		$47.3	$53.9		$98.1	$103.4	$115.6
Ratio of expenses to
average net assets	0.55	%(4)	0.55%	0.55%		0.55%	0.55%	0.55%
Ratio of net investment
income to average net assets	2.41	%(4)	2.26%	2.07%		1.96%	1.89%	2.12%
Portfolio turnover rate(5)	12	%(3)	32%	31%		30%	39%	29%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Per Share Data:
Net asset value,
beginning of period	$10.53		$10.87	$10.70	$10.61	$10.81	$10.41
Income from
investment operations:
Net investment income	0.15	(1)	0.29 (1)	0.26 (1)	0.25 (1)	0.24 (1)	0.30
Net realized and unrealized
gains (losses) on investments	0.54		(0.33)	0.19	0.12	(0.18)	0.41
Total from
investment operations	0.69		(0.04)	0.45	0.37	0.06	0.71
Less distributions:
Distributions from net
investment income	(0.15)		(0.30)	(0.28)	(0.26)	(0.26)	(0.31)
Distributions from
net realized gains	—		—	—	(0.02)	—	—
Total distributions	(0.15)		(0.30)	(0.28)	(0.28)	(0.26)	(0.31)
Net asset value, end of period	$11.07		$10.53	$10.87	$10.70	$10.61	$10.81
Total return	6.58	%(2)	(0.30)%	4.20%	3.52%	0.55%	6.89%
Supplemental data and ratios:
Net assets,
end of period (millions)	$19,862.0		$14,897.5	$13,582.8	$9,769.9	$6,318.4	$3,448.6
Ratio of expenses to
average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment
income to average net assets	2.88	%(3)	2.77%	2.40%	2.25%	2.24%	2.81%
Portfolio turnover rate(4)	16	%(2)	24%	28%	36%	40%	32%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Per Share Data:
Net asset value,
beginning of period	$10.89		$11.23	$11.05	$10.94	$11.15	$10.72
Income from
investment operations:
Net investment income	0.15	(1)	0.27 (1)	0.24 (1)	0.23 (1)	0.22 (1)	0.28
Net realized and unrealized
gains (losses) on investments	0.56		(0.33)	0.19	0.14	(0.20)	0.43
Total from
investment operations	0.71		(0.06)	0.43	0.37	0.02	0.71
Less distributions:
Distributions from net
investment income	(0.14)		(0.28)	(0.25)	(0.24)	(0.23)	(0.28)
Distributions from
net realized gains	—		—	—	(0.02)	—	—
Total distributions	(0.14)		(0.28)	(0.25)	(0.26)	(0.23)	(0.28)
Net asset value, end of period	$11.46		$10.89	$11.23	$11.05	$10.94	$11.15
Total return	6.51	%(2)	(0.54)%	3.90%	3.34%	0.21%	6.71%
Supplemental data and ratios:
Net assets,
end of period (millions)	$729.9		$718.2	$825.4	$809.1	$429.6	$241.7
Ratio of expenses to
average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment
income to average net assets	2.63	%(3)	2.52%	2.15%	2.00%	1.99%	2.56%
Portfolio turnover rate(4)	16	%(2)	24%	28%	36%	40%	32%
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Per Share Data:
Net asset value,
beginning of period	$10.82		$11.22	$11.03	$10.85	$11.14	$10.77
Income from
investment operations:
Net investment income	0.17	(1)	0.33 (1)	0.30 (1)	0.29 (1)	0.28 (1)	0.32
Net realized and unrealized
gains (losses) on investments	0.59		(0.39)	0.21	0.22	(0.26)	0.38
Total from
investment operations	0.76		(0.06)	0.51	0.51	0.02	0.70
Less distributions:
Distributions from net
investment income	(0.17)		(0.34)	(0.32)	(0.31)	(0.31)	(0.33)
Distributions from
net realized gains	—		—	—	(0.02)	—	—
Total distributions	(0.17)		(0.34)	(0.32)	(0.33)	(0.31)	(0.33)
Net asset value, end of period	$11.41		$10.82	$11.22	$11.03	$10.85	$11.14
Total return	7.05	%(2)	(0.51)%	4.65%	4.73%	0.14%	6.59%
Supplemental data and ratios:
Net assets,
end of period (millions)	$19,089.9		$15,635.3	$13,920.2	$10,023.6	$7,199.8	$4,520.9
Ratio of expenses to
average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment
income to average net assets	3.12	%(3)	3.01%	2.68%	2.61%	2.50%	2.89%
Portfolio turnover rate(4)	11	%(2)	26%	30%	33%	34%	35%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Per Share Data:
Net asset value,
beginning of period	$11.28		$11.68	$11.46	$11.26	$11.55	$11.16
Income from
investment operations:
Net investment income	0.16	(1)	0.31 (1)	0.28 (1)	0.27 (1)	0.26 (1)	0.29
Net realized and unrealized
gains (losses) on investments	0.60		(0.40)	0.23	0.23	(0.27)	0.40
Total from
investment operations	0.76		(0.09)	0.51	0.50	(0.01)	0.69
Less distributions:
Distributions from net
investment income	(0.15)		(0.31)	(0.29)	(0.28)	(0.28)	(0.30)
Distributions from
net realized gains	—		—	—	(0.02)	—	—
Total distributions	(0.15)		(0.31)	(0.29)	(0.30)	(0.28)	(0.30)
Net asset value, end of period	$11.89		$11.28	$11.68	$11.46	$11.26	$11.55
Total return	6.81	%(2)	(0.74)%	4.47%	4.47%	(0.11)%	6.27%
Supplemental data and ratios:
Net assets,
end of period (millions)	$2,262.6		$2,171.0	$2,431.0	$2,881.8	$2,183.5	$2,195.7
Ratio of expenses to
average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment
income to average net assets	2.87	%(3)	2.76%	2.43%	2.36%	2.25%	2.64%
Portfolio turnover rate(4)	11	%(2)	26%	30%	33%	34%	35%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Municipal Bond Fund – Institutional Class

	Six Months
	Ended								Period Ended
	June 30, 2019		Year Ended December 31,						December 31,
	(Unaudited)		2018		2017		2016		2015(1)
Per Share Data:
Net asset value,
beginning of period	$10.06		$10.08		$9.97		$10.04		$10.00
Income from
investment operations:
Net investment income(2)	0.11		0.20		0.18		0.15		0.05
Net realized and unrealized
gains (losses) on investments	0.15		(0.03)		0.10		(0.08)		0.04
Total from investment operations	0.26		0.17		0.28		0.07		0.09
Less distributions:
Distributions from net
investment income	(0.10)		(0.19)		(0.17)		(0.14)		(0.04)
Distributions from
net realized gains	—		(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	(0.01)
Total distributions	(0.10)		(0.19)		(0.17)		(0.14)		(0.05)
Net asset value, end of period	$10.22		$10.06		$10.08		$9.97		$10.04
Total return	2.62	%(4)	1.75%		2.84%		0.71%		0.94	%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$418.1		$281.2		$120.9		$52.4		$12.3
Ratio of expenses to average net assets	0.30	%(5)	0.30%		0.30%		0.30%		0.30	%(5)
Ratio of net investment income
to average net assets	2.15	%(5)	2.03%		1.74%		1.44%		1.42	%(5)
Portfolio turnover rate(6)	39	%(4)	107%		54%		38%		41	%(4)

(1)	Inception was close of business on August 31, 2015.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Municipal Bond Fund – Investor Class

	Six Months
	Ended								Period Ended
	June 30, 2019		Year Ended December 31,						December 31,
	(Unaudited)		2018		2017		2016		2015(1)
Per Share Data:
Net asset value,
beginning of period	$10.04		$10.06		$9.96		$10.04		$10.00
Income from
investment operations:
Net investment income(2)	0.10		0.18		0.15		0.12		0.04
Net realized and unrealized
gains (losses) on investments	0.16		(0.03)		0.09		(0.08)		0.05
Total from investment operations	0.26		0.15		0.24		0.04		0.09
Less distributions:
Distributions from net
investment income	(0.09)		(0.17)		(0.14)		(0.12)		(0.04)
Distributions from net realized gains	—		(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	(0.01)
Total distributions	(0.09)		(0.17)		(0.14)		(0.12)		(0.05)
Net asset value, end of period	$10.21		$10.04		$10.06		$9.96		$10.04
Total return	2.60	%(4)	1.52%		2.45%		0.40%		0.86	%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$79.2		$64.0		$4.9		$6.3		$0.1
Ratio of expenses to average net assets	0.55	%(5)	0.55%		0.55%		0.55%		0.55	%(5)
Ratio of net investment income
to average net assets	1.90	%(5)	1.78%		1.49%		1.19%		1.17	%(5)
Portfolio turnover rate(6)	39	%(4)	107%		54%		38%		41	%(4)

(1)	Inception was close of business on August 31, 2015.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Quality Intermediate Municipal Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017		2016	2015	2014
Per Share Data:
Net asset value,
beginning of period	$11.38		$11.52	$11.43		$11.74	$11.77	$11.55
Income from
investment operations:
Net investment income	0.14	(1)	0.27 (1)	0.27	(1)	0.26 (1)	0.28 (1)	0.30
Net realized and unrealized
gains (losses) on investments	0.31		(0.14)	0.09		(0.31)	(0.03)	0.22
Total from
investment operations	0.45		0.13	0.36		(0.05)	0.25	0.52
Less distributions:
Distributions from net
investment income	(0.13)		(0.27)	(0.27)		(0.26)	(0.28)	(0.30)
Distributions from
return of capital	—		—	(0.00	)(2)	—	—	—
Total distributions	(0.13)		(0.27)	(0.27)		(0.26)	(0.28)	(0.30)
Net asset value, end of period	$11.70		$11.38	$11.52		$11.43	$11.74	$11.77
Total return	3.99	%(3)	1.19%	3.12%		(0.46)%	2.19%	4.54%
Supplemental data and ratios:
Net assets,
end of period (millions)	$1,094.0		$1,009.2	$1,044.1		$936.2	$988.4	$918.9
Ratio of expenses to
average net assets	0.30	%(4)	0.30%	0.30%		0.30%	0.30%	0.30%
Ratio of net investment
income to average net assets	2.36	%(4)	2.39%	2.29%		2.19%	2.42%	2.56%
Portfolio turnover rate(5)	19	%(3)	40%	31%		22%	9%	5%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Quality Intermediate Municipal Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017		2016	2015	2014
Per Share Data:
Net asset value,
beginning of period	$11.66		$11.80	$11.69		$12.00	$12.03	$11.80
Income from
investment operations:
Net investment income	0.12	(1)	0.25 (1)	0.24(	1)	0.23 (1)	0.26 (1)	0.28
Net realized and unrealized
gains (losses) on investments	0.32		(0.15)	0.11		(0.31)	(0.04)	0.22
Total from
investment operations	0.44		0.10	0.35		(0.08)	0.22	0.50
Less distributions:
Distributions from net
investment income	(0.12)		(0.24)	(0.24)		(0.23)	(0.25)	(0.27)
Distributions from
return of capital	—		—	(0.00	)(2)	—	—	—
Total distributions	(0.12)		(0.24)	(0.24)		(0.23)	(0.25)	(0.27)
Net asset value, end of period	$11.98		$11.66	$11.80		$11.69	$12.00	$12.03
Total return	3.77	%(3)	0.90%	2.97%		(0.70)%	1.89%	4.27%
Supplemental data and ratios:
Net assets,
end of period (millions)	$84.8		$110.8	$107.3		$136.1	$160.3	$186.7
Ratio of expenses to
average net assets	0.55	%(4)	0.55%	0.55%		0.55%	0.55%	0.55%
Ratio of net investment
income to average net assets	2.11	%(4)	2.14%	2.00%		1.94%	2.17%	2.31%
Portfolio turnover rate(5)	19	%(3)	40%	31%		22%	9%	5%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Intermediate Municipal Bond Fund – Institutional Class

	Six Months
	Ended					Period Ended
	June 30, 2019		Year Ended December 31,			December 31,
	(Unaudited)		2018	2017	2016	2015(1)
Per Share Data:
Net asset value,
beginning of period	$10.22		$10.32	$10.01	$10.13	$10.00
Income from
investment operations:
Net investment income(2)	0.12		0.23	0.21	0.18	0.06
Net realized and unrealized
gains (losses) on investments	0.33		(0.10)	0.30	(0.05)	0.14
Total from investment operations	0.45		0.13	0.51	0.13	0.20
Less distributions:
Distributions from net
investment income	(0.12)		(0.23)	(0.20)	(0.18)	(0.06)
Distributions from
net realized gains	—		—	—	(0.07)	(0.01)
Total distributions	(0.12)		(0.23)	(0.20)	(0.25)	(0.07)
Net asset value, end of period	$10.55		$10.22	$10.32	$10.01	$10.13
Total return	4.40	%(3)	1.30%	5.15%	1.14%	1.98	%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$448.8		$378.1	$234.8	$96.3	$50.8
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30	%(4)
Ratio of net investment
income to average net assets	2.39	%(4)	2.30%	2.04%	1.79%	1.75	%(4)
Portfolio turnover rate(5)	32	%(3)	70%	66%	95%	108	%(3)

(1)	Inception was close of business on August 31, 2015.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Intermediate Municipal Bond Fund – Investor Class

	Six Months
	Ended					Period Ended
	June 30, 2019		Year Ended December 31,			December 31,
	(Unaudited)		2018	2017	2016	2015(1)
Per Share Data:
Net asset value,
beginning of period	$10.22		$10.32	$10.00	$10.13	$10.00
Income from
investment operations:
Net investment income(2)	0.11		0.21	0.18	0.16	0.05
Net realized and unrealized
gains (losses) on investments	0.33		(0.11)	0.32	(0.06)	0.14
Total from investment operations	0.44		0.10	0.50	0.10	0.19
Less distributions:
Distributions from net
investment income	(0.11)		(0.20)	(0.18)	(0.16)	(0.05)
Distributions from
net realized gains	—		—	—	(0.07)	(0.01)
Total distributions	(0.11)		(0.20)	(0.18)	(0.23)	(0.06)
Net asset value, end of period	$10.55		$10.22	$10.32	$10.00	$10.13
Total return	4.28	%(3)	1.05%	5.00%	0.91%	1.91	%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$4.0		$2.0	$1.7	$1.4	$0.2
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55	%(4)
Ratio of net investment
income to average net assets	2.14	%(4)	2.05%	1.79%	1.54%	1.50	%(4)
Portfolio turnover rate(5)	32	%(3)	70%	66%	95%	108	%(3)

(1)	Inception was close of business on August 31, 2015.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2019 (Unaudited)

1.	Organization

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), eight of the 14 active funds in the series comprising the Corporation, each of which is diversified within the meaning of the 1940 Act.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.  The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird Ultra Short Bond Fund	December 31, 2013	December 31, 2013
Baird Short-Term Bond Fund	August 31, 2004	September 19, 2012
Baird Intermediate Bond Fund	September 29, 2000	September 29, 2000
Baird Aggregate Bond Fund	September 29, 2000	September 29, 2000
Baird Core Plus Bond Fund	September 29, 2000	September 29, 2000
Baird Short-Term Municipal Bond Fund	August 31, 2015	August 31, 2015
Baird Quality Intermediate Municipal Bond Fund	March 30, 2001	March 30, 2001
Baird Core Intermediate Municipal Bond Fund	August 31, 2015	August 31, 2015

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee of 0.25%.  See Note 7.

The investment objective of the Baird Ultra Short Bond Fund is to seek current income consistent with preservation of capital.  The Fund’s benchmark index, the Bloomberg Barclays U.S. Short-Term Government/Corporate Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues including government and corporate securities with maturities less than one year.

The investment objective of the Baird Short-Term Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index. The Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues including government and corporate securities with maturities between one and three years.

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index.  The Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays U.S. Aggregate Bond Index.  The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

Notes to the Financial Statements
June 30, 2019 (Unaudited)

1.	Organization (cont.)
The investment objective of the Baird Core Plus Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays U.S. Universal Bond Index. The Bloomberg Barclays U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

The investment objective of the Baird Short-Term Municipal Bond Fund is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.

The primary investment objective of the Baird Quality Intermediate Municipal Bond Fund is to seek current income that is substantially exempt from federal income tax.  A secondary objective is to seek total return with relatively low volatility of principal.

The investment objective of the Baird Core Intermediate Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”), require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or the Funds’ independent pricing service does not provide a price), the Board of Directors (the “Board”) of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows:  debt securities are valued at their evaluated bid prices as provided by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with maturities of 60 days or less are valued as described above unless an evaluated price is not available, in which case such security is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the fair value of the security, the security is priced at fair value as described below.  Investments in mutual funds, including money market funds, are valued at their stated net asset value (“NAV”).  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price.  Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance

Notes to the Financial Statements
June 30, 2019 (Unaudited)

2.	Significant Accounting Policies (cont.)

with procedures approved by the Corporation’s Board.  In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, or it may use broker quotes or prices obtained from alternative independent pricing services or, if broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  In addition, given the volatility and periodic illiquidity experienced in recent years, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

b)
Unregistered Securities — Seven of the Funds own certain investment securities which are unregistered.  All of the unregistered securities held by the Funds as of June 30, 2019 consist of securities issued pursuant to Rule 144A under the Securities Act of 1933 and all have been classified as liquid under the Funds’ liquidity risk management program.

The value of such securities for the Funds is as follows:

Fund	Market Value	% of Net Assets
Baird Ultra Short Bond Fund	$345,759,533	24.57%
Baird Short-Term Bond Fund	1,559,954,826	23.57%
Baird Intermediate Bond Fund	793,610,994	18.76%
Baird Aggregate Bond Fund	3,090,669,696	15.01%
Baird Core Plus Bond Fund	3,958,852,043	18.54%
Baird Short-Term Municipal Bond Fund	210,519	0.04%
Baird Core Intermediate Municipal Bond Fund	5,473,482	1.21%

c)
Foreign Securities – For purposes of these financial statements, foreign securities are defined as securities of issuers that are organized outside the United States. The Funds may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board.

d)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the six months ended June 30, 2019, or for any other tax years which are open for exam. As of June 30, 2019, open tax years include the tax years

Notes to the Financial Statements
June 30, 2019 (Unaudited)

2.	Significant Accounting Policies (cont.)

ended December 31, 2015 through 2018. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets or are divided equally amongst the Funds.

f)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on the trade date. Dividends from net investment income are declared and paid monthly.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  All distributions to shareholders are recorded on the ex-dividend date.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.  GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

g)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)
Securities Transactions and Investment Income – Investment transactions are recorded on the trade date.  The Funds determine the gain or loss realized from investment transactions using the identified cost basis.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method.  Paydown gains and losses are recorded as interest income on the Statements of Operations for financial reporting purposes.

i)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

j)
New Accounting Pronouncements – In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has early adopted the relevant provisions of the disclosure framework.

In March 2017, FASB issued ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). The amendments in the ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU 2017-08 does not require an

Notes to the Financial Statements
June 30, 2019 (Unaudited)

2.	Significant Accounting Policies (cont.)

accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has assessed these changes and concluded these changes do not have a material impact on the Funds’ financial statements.

3.	Capital Share Transactions

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird Ultra Short Bond Fund
	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	86,806,181	$872,058,781	78,659,234	$788,724,253
Shares issued to shareholders
in reinvestment of distributions	1,680,264	16,873,889	1,414,830	14,179,791
Shares redeemed	(54,172,971)	(544,609,907)	(30,030,843)	(301,247,845)
Net increase	34,313,474	$344,322,763	50,043,221	$501,656,199
Shares Outstanding:
Beginning of period	103,091,271		53,048,050
End of period	137,404,745		103,091,271

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,413,366	$24,228,870	1,993,690	$19,992,037
Shares issued to shareholders
in reinvestment of distributions	22,946	230,318	17,550	175,826
Shares redeemed	(1,536,821)	(15,433,336)	(1,207,904)	(12,108,086)
Net increase	899,491	$9,025,852	803,336	$8,059,777
Shares Outstanding:
Beginning of period	1,557,130		753,794
End of period	2,456,621		1,557,130
Total net increase		$353,348,615		$509,715,976

Baird Short-Term Bond Fund
	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	169,821,339	$1,637,353,166	230,490,656	$2,205,699,257
Shares issued to shareholders
in reinvestment of distributions	7,322,161	70,776,434	11,941,081	114,094,971
Shares redeemed	(101,874,612)	(984,998,514)	(217,774,767)	(2,083,542,157)
Net increase	75,268,888	$723,131,086	24,656,970	$236,252,071
Shares Outstanding:
Beginning of period	584,612,351		559,955,381
End of period	659,881,239		584,612,351

Notes to the Financial Statements
June 30, 2019 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird Short-Term Bond Fund (cont.)

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	6,996,232	$67,441,746	8,470,183	$81,038,469
Shares issued to shareholders
in reinvestment of distributions	186,400	1,801,785	275,815	2,634,716
Shares redeemed	(3,621,911)	(34,964,997)	(7,591,407)	(72,606,403)
Net increase	3,560,721	$34,278,534	1,154,591	$11,066,782
Shares Outstanding:
Beginning of period	15,149,504		13,994,913
End of period	18,710,225		15,149,504
Total net increase		$757,409,620		$247,318,853

Baird Intermediate Bond Fund
	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	87,558,016	$960,687,025	120,674,917	$1,302,127,327
Shares issued to shareholders
in reinvestment of distributions	3,571,457	39,315,813	6,139,768	66,041,602
Shares redeemed	(20,834,911)	(228,492,222)	(88,027,083)	(947,396,828)
Net increase	70,294,562	$771,510,616	38,787,602	$420,772,101
Shares Outstanding:
Beginning of period	302,408,104		263,620,502
End of period	372,702,666		302,408,104

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	638,887	$7,320,624	1,141,775	$12,839,399
Shares issued to shareholders
in reinvestment of distributions	43,694	502,638	87,422	983,134
Shares redeemed	(682,116)	(7,794,254)	(1,732,469)	(19,543,121)
Net increase (decrease)	465	$29,008	(503,272)	$(5,720,588)
Shares Outstanding:
Beginning of period	4,188,580		4,691,852
End of period	4,189,045		4,188,580
Total net increase		$771,539,624		$415,051,513

Notes to the Financial Statements
June 30, 2019 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird Aggregate Bond Fund
	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	519,317,883	$5,583,524,618	451,737,547	$4,778,349,475
Shares issued to shareholders
in reinvestment of distributions	20,211,385	218,358,010	35,450,954	372,654,044
Shares redeemed	(161,081,858)	(1,733,742,956)	(321,463,235)	(3,384,434,780)
Net increase	378,447,410	$4,068,139,672	165,725,266	$1,766,568,739
Shares Outstanding:
Beginning of period	1,414,973,444		1,249,248,178
End of period	1,793,420,854		1,414,973,444

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	10,814,413	$121,070,763	18,687,127	$204,403,782
Shares issued to shareholders
in reinvestment of distributions	712,380	7,952,345	1,666,727	18,120,244
Shares redeemed	(13,779,628)	(153,211,849)	(27,868,733)	(304,405,153)
Net decrease	(2,252,835)	$(24,188,741)	(7,514,879)	$(81,881,127)
Shares Outstanding:
Beginning of period	65,952,577		73,467,456
End of period	63,699,742		65,952,577
Total net increase		$4,043,950,931		$1,684,687,612

Baird Core Plus Bond Fund
	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	341,209,381	$3,803,506,920	472,086,657	$5,150,580,845
Shares issued to shareholders
in reinvestment of distributions	21,230,760	236,189,467	40,365,062	437,833,773
Shares redeemed	(134,042,782)	(1,483,654,218)	(308,270,771)	(3,351,887,450)
Net increase	228,397,359	$2,556,042,169	204,180,948	$2,236,527,168
Shares Outstanding:
Beginning of period	1,444,559,576		1,240,378,628
End of period	1,672,956,935		1,444,559,576

Notes to the Financial Statements
June 30, 2019 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird Core Plus Bond Fund (cont.)
	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	25,982,656	$299,730,407	51,876,241	$590,572,111
Shares issued to shareholders
in reinvestment of distributions	2,471,512	28,630,336	5,554,417	62,777,146
Shares redeemed	(30,764,785)	(353,640,177)	(73,078,935)	(828,039,256)
Net decrease	(2,310,617)	$(25,279,434)	(15,648,277)	$(174,689,999)
Shares Outstanding:
Beginning of period	192,536,434		208,184,711
End of period	190,225,817		192,536,434
Total net increase		$2,530,762,735		$2,061,837,169

Baird Short-Term Municipal Bond Fund
	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	23,234,196	$235,590,300	25,801,037	$259,079,339
Shares issued to shareholders
in reinvestment of distributions	263,747	2,678,378	259,265	2,599,466
Shares redeemed	(10,560,807)	(107,170,351)	(10,102,773)	(101,396,304)
Net increase	12,937,136	$131,098,327	15,957,529	$160,282,501
Shares Outstanding:
Beginning of period	27,961,548		12,004,019
End of period	40,898,684		27,961,548

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,619,506	$26,505,602	9,118,983	$91,442,373
Shares issued to shareholders
in reinvestment of distributions	63,526	644,068	111,800	1,118,910
Shares redeemed	(1,299,787)	(13,157,537)	(3,341,533)	(33,423,078)
Net increase	1,383,245	$13,992,133	5,889,250	$59,138,205
Shares Outstanding:
Beginning of period	6,372,065		482,815
End of period	7,755,310		6,372,065
Total net increase		$145,090,460		$219,420,706

Notes to the Financial Statements
June 30, 2019 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird Quality Intermediate Municipal Bond Fund

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	18,167,725	$209,356,570	38,663,007	$438,949,320
Shares issued to shareholders
in reinvestment of distributions	924,504	10,688,068	1,901,388	21,546,361
Shares redeemed	(14,232,090)	(164,209,116)	(42,485,313)	(481,361,176)
Net increase (decrease)	4,860,139	$55,835,522	(1,920,918)	$(20,865,495)
Shares Outstanding:
Beginning of period	88,685,347		90,606,264
End of period	93,545,486		88,685,346

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,020,868	$12,058,111	3,624,325	$42,022,042
Shares issued to shareholders
in reinvestment of distributions	73,716	872,573	163,656	1,899,608
Shares redeemed	(3,521,264)	(41,471,188)	(3,379,869)	(39,320,104)
Net increase (decrease)	(2,426,680)	$(28,540,504)	408,112	$4,601,546
Shares Outstanding:
Beginning of period	9,503,482		9,095,370
End of period	7,076,802		9,503,482
Total net increase (decrease)		$27,295,018		$(16,263,949)

Baird Core Intermediate Municipal Bond Fund
	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	9,247,189	$96,146,434	25,471,835	$258,784,030
Shares issued to shareholders
in reinvestment of distributions	313,517	3,263,250	428,102	4,347,957
Shares redeemed	(4,036,522)	(41,776,555)	(11,656,645)	(118,274,571)
Net increase	5,524,184	$57,633,129	14,243,292	$144,857,416
Shares Outstanding:
Beginning of period	36,992,418		22,749,126
End of period	42,516,602		36,992,418

Notes to the Financial Statements
June 30, 2019 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird Core Intermediate Municipal Bond Fund (cont.)

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	205,366	$2,128,111	159,205	$1,619,578
Shares issued to shareholders
in reinvestment of distributions	2,833	29,519	3,228	32,782
Shares redeemed	(25,461)	(262,879)	(134,593)	(1,369,678)
Net increase	182,738	$1,894,751	27,840	$282,682
Shares Outstanding:
Beginning of period	194,109		166,269
End of period	376,847		194,109
Total net increase		$59,527,880		$145,140,098

During the period ended June 30, 2019, the Funds satisfied purchase in kind requests made by large institutional shareholders by transferring cash and securities into the Funds. The transfers were effected in accordance with policies and procedures approved by the Board. Consideration received and shares exchanged were as follows:

		Value of Cash and
Effective Date	Fund	Securities Received	Shares Exchanged
February 27, 2019	Baird Intermediate Bond Fund	$31,286,219	2,878,217
April 17, 2019	Baird Short-Term Bond Fund	20,928,303	2,164,251
April 24, 2019	Baird Intermediate Bond Fund	5,132,174	465,715
April 24, 2019	Baird Intermediate Bond Fund	730,646	66,302
May 30, 2019	Baird Aggregate Bond Fund	15,529,086	1,424,687
May 30, 2019	Baird Intermediate Bond Fund	7,067,068	637,822
May 30, 2019	Baird Short-Term Bond Fund	4,117,024	424,435

During the year ended December 31, 2018, the Funds satisfied purchase in kind requests made by large institutional shareholders by transferring cash and securities into the Funds. The transfers were effected in accordance with policies and procedures approved by the Board. Consideration received and shares exchanged were as follows:

		Value of Cash and
Effective Date	Fund	Securities Received	Shares Exchanged
March 28, 2018	Baird Core Plus Bond Fund	$21,780,947	1,987,313
November 28, 2018	Baird Core Plus Bond Fund	40,044,307	3,742,459

Notes to the Financial Statements
June 30, 2019 (Unaudited)

4.	Investment Transactions and Income Tax Information

During the six months ended June 30, 2019, purchases and sales of investment securities (excluding short-term investments and any in-kind transactions) were as follows:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Baird Ultra Short Bond Fund	$92,234,063	$29,715,820	$506,191,340	$232,819,582
Baird Short-Term Bond Fund	1,399,390,241	815,274,113	1,316,970,713	1,156,642,690
Baird Intermediate Bond Fund	751,843,183	282,870,144	406,489,585	158,282,362
Baird Aggregate Bond Fund	3,315,842,353	2,214,297,177	3,234,602,668	676,636,137
Baird Core Plus Bond Fund	1,996,310,281	1,287,502,896	2,340,523,553	839,881,203
Baird Short-Term
Municipal Bond Fund	—	—	300,558,867	156,199,886
Baird Quality Intermediate
Municipal Bond Fund	—	—	241,936,567	212,602,276
Baird Core Intermediate
Municipal Bond Fund	—	—	189,418,998	125,988,861

At December 31, 2018, gross unrealized appreciation and depreciation of investments and distributable income and long-term capital gains for federal tax purposes were as follows:

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
Cost of investments	$1,043,955,466	$5,805,957,936	$3,359,565,378
Gross unrealized appreciation	$320,022	$11,505,650	$13,924,200
Gross unrealized depreciation	(2,493,274)	(45,962,027)	(55,505,133)
Net unrealized appreciation (depreciation)	(2,173,252)	(34,456,377)	(41,580,933)
Undistributed ordinary income	57,931	643,320	200,149
Total distributable earnings,
before other accumulated losses	57,931	643,320	200,149
Other accumulated losses	(510,014)	(31,457,419)	(19,761,019)
Total distributable loss	$(2,625,335)	$(65,270,476)	$(61,141,803)

		Baird	Baird
		Aggregate	Core Plus
		Bond Fund	Bond Fund
Cost of investments		$15,873,989,964	$18,132,436,174
Gross unrealized appreciation		$71,577,576	$85,200,828
Gross unrealized depreciation		(372,080,401)	(451,141,375)
Net unrealized appreciation (depreciation)		(300,502,825)	(365,940,547)
Undistributed ordinary income		405,277	1,047,051
Total distributable earnings,
before other accumulated losses		405,277	1,047,051
Other accumulated losses		(90,871,360)	(104,368,539)
Total distributable loss		$(390,968,908)	$(469,262,035)

Notes to the Financial Statements
June 30, 2019 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)

	Baird	Baird Quality	Baird Core
	Short-Term	Intermediate	Intermediate
	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund
Cost of investments	$343,542,791	$1,094,771,314	$374,352,842
Gross unrealized appreciation	$1,192,252	$18,346,470	$3,668,227
Gross unrealized depreciation	(945,717)	(6,043,337)	(1,836,200)
Net unrealized appreciation (depreciation)	246,535	12,303,133	1,832,027
Undistributed tax-exempt income	20,096	44,705	4,567
Total distributable earnings,
before other accumulated losses	20,096	44,705	4,567
Other accumulated losses	(381,415)	(9,668,499)	(526,218)
Total distributable earnings (loss)	$(114,784)	$2,679,339	$1,310,376

The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to differing treatments for paydowns. These reclassifications have no effect on net assets or net asset value per share.

Distributions to Shareholders

Each Fund generally pays dividends monthly from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The tax components of distributions paid during the periods shown below were as follows:

	Six Months Ended June 30, 2019
	Ordinary	Tax-Exempt
Fund	Income	Income	Total
Baird Ultra Short Bond Fund	$17,615,624	$—	$17,615,624
Baird Short-Term Bond Fund	78,375,628	—	78,375,628
Baird Intermediate Bond Fund	47,366,269	—	47,366,269
Baird Aggregate Bond Fund	251,720,934	—	251,720,934
Baird Core Plus Bond Fund	283,184,673	—	283,184,673
Baird Short-Term Municipal Bond Fund	—	4,368,076	4,368,076
Baird Quality Intermediate Municipal Bond Fund	—	13,153,033	13,153,033
Baird Core Intermediate Municipal Bond Fund	—	4,655,632	4,655,632

	Year Ended December 31, 2018
	Ordinary	Tax-Exempt
Fund	Income	Income	Total
Baird Ultra Short Bond Fund	$15,337,212	$—	$15,337,212
Baird Short-Term Bond Fund	125,304,686	—	125,304,686
Baird Intermediate Bond Fund	81,661,737	—	81,661,737
Baird Aggregate Bond Fund	441,023,109	—	441,023,109
Baird Core Plus Bond Fund	537,907,100	—	537,907,100
Baird Short-Term Municipal Bond Fund	56,689	4,559,664	4,616,353
Baird Quality Intermediate Municipal Bond Fund	13,436	27,039,669	27,053,105
Baird Core Intermediate Municipal Bond Fund	44,297	6,511,709	6,556,006

Notes to the Financial Statements
June 30, 2019 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)

At December 31, 2018, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Baird Ultra Short Bond Fund	$396,643	$113,371	Indefinite	Indefinite
Baird Short-Term Bond Fund	16,811,463	14,645,956	Indefinite	Indefinite
Baird Intermediate Bond Fund	2,791,882	16,969,137	Indefinite	Indefinite
Baird Aggregate Bond Fund	44,777,539	46,093,821	Indefinite	Indefinite
Baird Core Plus Bond Fund	60,857,667	43,510,872	Indefinite	Indefinite
Baird Short-Term Municipal Bond Fund	170,394	211,021	Indefinite	Indefinite
Baird Quality Intermediate Municipal Bond Fund	4,820,535	4,847,964	Indefinite	Indefinite
Baird Core Intermediate Municipal Bond Fund	482,653	43,565	Indefinite	Indefinite

At December 31, 2018, no Funds deferred, on a tax basis, qualified late year losses.

5.	Investment Advisory and Other Agreements

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Funds as applied to the respective Fund’s average daily net assets.  Certain officers and employees of the Advisor are also officers of the Funds.

For Baird Ultra Short Bond Fund, the Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2020. The agreement may only be terminated prior to the end of this term by or with the consent of the Board.

For the six months ended June 30, 2019, the Advisor waived the following amount pursuant to the fee waiver agreement between the Advisor and the Corporation on behalf of the Baird Ultra Short Bond Fund:

Fund	Waived Amount
Baird Ultra Short Bond Fund	$1,017,608

These fees are not subject to recoupment by the Advisor.

The Funds have entered into an Administration Agreement with Baird.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and extraordinary or non-recurring expenses.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Funds as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.

Baird (the “Distributor”) is the distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registrered broker-dealer in securities transactions for the six months ended June 30, 2019 for the Funds.

6.	Line of Credit

The Corporation maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the Funds a temporary liquidity source to meet unanticipated redemptions. The LOC is unsecured at all times and is subject to certain restrictions and covenants. Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total eligible net assets (including the amount borrowed) of the respective Fund, or $600,000,000 of total borrowings for all Funds, whichever is less. U.S. Bank charges interest at the U.S. Prime Rate

Notes to the Financial Statements
June 30, 2019 (Unaudited)

6.	Line of Credit (cont.)

less 2%, but in no event less than a net rate of 1% per annum. The LOC matures on May 25, 2020, unless renewed. The Funds have authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.

The Funds did not borrow from the LOC during the six months ended June 30, 2019. As of June 30, 2019, the Prime Rate was 5.50%.  At June 30, 2019, the Funds did not have any outstanding borrowings under the LOC.

7.	Distribution and Shareholder Service Plan

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares.

For the six months ended June 30, 2019 the Funds incurred fees pursuant to the Plan as follows:

Baird Ultra Short Bond	$ 27,426
Baird Short Term-Bond	205,281
Baird Intermediate Bond	58,425
Baird Aggregate Bond	869,845
Baird Core Plus Bond	2,696,455
Baird Short Term Municipal Bond Fund	89,338
Baird Quality Intermediate Municipal Fund	114,320
Baird Core Intermediate Municipal Bond Fund	3,704

8.	Subsequent Events

In preparing these financial statements, management has evaluated events after June 30, 2019. There were no subsequent events since June 30, 2019, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

Additional Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ filings on Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may also be obtained by calling toll-free 1-866-44BAIRD.

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
John W. Feldt
Darren R. Jackson
Cory L. Nettles
Marlyn J. Spear (Chair)
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Semi-Annual Report –
Baird Funds

June 30, 2019

Baird MidCap Fund
Baird Small/Mid Cap Growth Fund
Baird Small/Mid Cap Value Fund
Baird SmallCap Value Fund
Chautauqua International Growth Fund
Chautauqua Global Growth Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary or, if you are a direct investor, by calling 1-866-442-2473, or sending an e-mail request to prospectus@bairdfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-866-442-2473 or send an e-mail request to prospectus@bairdfunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

Go Green.	Go Paperless.
Sign up to receive your Baird Funds’ prospectuses and reports online.

Table of Contents

Baird MidCap Fund	1
Baird Small/Mid Cap Growth Fund	8
Baird Small/Mid Cap Value Fund	15
Baird SmallCap Value Fund	21
Chautauqua International Growth Fund	27
Chautauqua Global Growth Fund	33
Additional Information on Fund Expenses	39
Statements of Assets and Liabilities	41
Statements of Operations	44
Statements of Changes in Net Assets	47
Financial Highlights	53
Notes to the Financial Statements	65
Additional Information	78

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Baird MidCap Fund
June 30, 2019 (Unaudited)

Portfolio Characteristics

A June 30, 2019 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell Midcap® Growth Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

Euronet World, Inc.	3.2%
Dollar General Corp.	2.9%
EPAM Systems, Inc.	2.5%
Global Payments, Inc.	2.5%
Pool Corporation	2.4%
CDW Corp.	2.3%
Veeva Systems, Inc.	2.3%
Arthur J. Gallagher & Co.	2.2%
Synopsys, Inc.	2.2%
Broadridge Financial Solutions, Inc.	2.2%

Net Assets:	$2,044,983,369
Portfolio Turnover Rate:	20%	(5)
Number of Equity Holdings:	57

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	0.81%
Investor Class:	1.06%	(4)

Net
Institutional Class:	0.81%
Investor Class:	1.06%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2019.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2019, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2020.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird MidCap Fund
June 30, 2019 (Unaudited)

Total Returns

			Average Annual
					Since
For the Periods Ended June 30, 2019	Six Months	One Year	Five Years	Ten Years	Inception(1)
Institutional Class Shares	26.58%	16.51%	10.36%	15.81%	8.01%
Investor Class Shares	26.37%	16.18%	10.07%	15.52%	7.76%
Russell Midcap® Growth Index(2)	26.08%	13.94%	11.10%	16.02%	7.47%

(1)	For the period from December 29, 2000 (inception date) through June 30, 2019.
(2)
The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on growth-style stocks and therefore the performance of the Fund will typically be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  The Fund invests a substantial portion of its assets in the stocks of mid-capitalization companies.  Mid-capitalization companies often are more volatile and face greater risks than larger, more established companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird MidCap Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
BWX Technologies, Inc.	500,656	$26,084,177	1.3%
Mercury Systems, Inc.(1)	482,034	33,911,092	1.6%
		59,995,269	2.9%
Banks
East West Bancorp, Inc.	518,355	24,243,463	1.2%
Biotechnology
Alexion Pharmaceuticals, Inc.(1)	204,072	26,729,351	1.3%
Building Products
AO Smith Corp.	627,388	29,587,618	1.4%
Capital Markets
MarketAxess Holdings, Inc.	75,849	24,379,386	1.2%
Commercial Services & Supplies
Cintas Corporation	180,116	42,739,726	2.1%
Communications Equipment
Arista Networks, Inc.(1)	130,885	33,980,364	1.7%
Containers & Packaging
AptarGroup, Inc.	180,706	22,468,984	1.1%
Distributors
Pool Corp.	260,701	49,793,891	2.4%
Diversified Consumer Services
Grand Canyon Education, Inc.(1)	210,456	24,627,561	1.2%
Electrical Equipment
Rockwell Automation, Inc.	172,919	28,329,320	1.4%
Electronic Equipment, Instruments & Components
CDW Corp.	427,779	47,483,469	2.3%
Keysight Technologies, Inc.(1)	270,439	24,288,127	1.2%
Littelfuse, Inc.	120,872	21,383,465	1.1%
Trimble Navigation Ltd.(1)	780,913	35,226,985	1.7%
		128,382,046	6.3%
Entertainment
Take-Two Interactive Software, Inc.(1)	340,977	38,711,119	1.9%
Food Products
Lamb Weston Holdings, Inc.	554,833	35,154,219	1.7%

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Health Care Equipment & Supplies
ABIOMED, Inc.(1)	104,025	$27,097,473	1.3%
Align Technology, Inc.(1)	80,426	22,012,596	1.1%
Cooper Cos., Inc.	98,789	33,281,026	1.6%
IDEXX Laboratories, Inc.(1)	130,442	35,914,596	1.8%
Insulet Corp.(1)	206,108	24,605,173	1.2%
		142,910,864	7.0%
Health Care Technology
Veeva Systems, Inc.(1)	292,869	47,476,994	2.3%
Hotels, Restaurants & Leisure
Vail Resorts, Inc.	151,762	33,870,243	1.7%
Household Durables
DR Horton, Inc.	734,786	31,691,320	1.6%
Insurance
Arthur J Gallagher & Co.	524,780	45,965,480	2.2%
Internet & Direct Marketing Retail
Etsy, Inc.(1)	531,140	32,596,062	1.6%
IT Services
Broadridge Financial Solutions, Inc.	355,179	45,349,255	2.2%
EPAM Systems, Inc.(1)	300,914	52,088,213	2.5%
Euronet Worldwide, Inc.(1)	387,249	65,150,772	3.2%
Fiserv, Inc.(1)	458,263	41,775,255	2.0%
Gartner, Inc.(1)	222,670	35,836,510	1.8%
Global Payments, Inc.	316,235	50,638,710	2.5%
		290,838,715	14.2%
Leisure Products
Hasbro, Inc.	355,081	37,524,960	1.8%
Life Sciences Tools & Services
ICON PLC(1)(2)	282,278	43,462,344	2.1%
Machinery
Gardner Denver Holdings, Inc.(1)	709,141	24,536,278	1.2%
Graco, Inc.	661,488	33,193,468	1.6%
IDEX Corp.	229,399	39,488,744	1.9%
Xylem, Inc.	387,497	32,410,249	1.6%
		129,628,739	6.3%
Media
Cable One, Inc.	35,636	41,729,400	2.0%

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Multiline Retail
Dollar General Corp.	433,362	$58,573,208	2.9%
Ollie’s Bargain Outlet Holdings, Inc.(1)	308,532	26,876,222	1.3%
		85,449,430	4.2%
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc.	342,385	37,309,693	1.8%
Pharmaceuticals
Jazz Pharmaceuticals PLC(1)(2)	180,121	25,678,050	1.3%
Professional Services
TransUnion	365,025	26,832,988	1.3%
Verisk Analytics, Inc.	286,771	42,000,480	2.1%
		68,833,468	3.4%
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc.	411,789	35,702,106	1.8%
Monolithic Power Systems, Inc.	277,906	37,734,077	1.8%
		73,436,183	3.6%
Software
RealPage, Inc.(1)	573,247	33,735,586	1.7%
Synopsys, Inc.(1)	353,925	45,546,608	2.2%
Tyler Technologies, Inc.(1)	187,752	40,558,187	2.0%
		119,840,381	5.9%
Specialty Retail
Burlington Stores, Inc.(1)	223,197	37,976,970	1.9%
O’Reilly Automotive, Inc.(1)	100,726	37,200,126	1.8%
		75,177,096	3.7%
Trading Companies & Distributors
Fastenal Co.	706,922	23,038,588	1.1%
Univar, Inc.(1)	932,353	20,549,060	1.0%
Watsco, Inc.	112,337	18,370,470	0.9%
		61,958,118	3.0%
Total Common Stocks
(Cost $1,423,927,501)		1,994,499,857	97.5%

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 2.32%(3)	32,467,151	$32,467,151	1.6%
Total Short-Term Investment
(Cost $32,467,151)		32,467,151	1.6%
Total Investments
(Cost $1,456,394,652)		2,026,967,008	99.1%
Other Assets in Excess of Liabilities		18,016,361	0.9%
TOTAL NET ASSETS		$2,044,983,369	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	7-Day Yield.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,994,499,857	$—	$—	$1,994,499,857
Total Equity	1,994,499,857	—	—	1,994,499,857
Short-Term Investment
Money Market Mutual Fund	32,467,151	—	—	32,467,151
Total Short-Term Investment	32,467,151	—	—	32,467,151
Total Investments*	$2,026,967,008	$—	$—	$2,026,967,008

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Growth Fund
June 30, 2019 (Unaudited)

Portfolio Characteristics

A June 30, 2019 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2500® Growth Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

CDW Corp.	3.0%
IDEX Corp.	2.9%
Broadridge Financial Solutions, Inc.	2.8%
Pool Corp.	2.7%
Cooper Cos., Inc.	2.6%
Kinsale Capital Group, Inc.	2.5%
Monolithic Power Systems, Inc.	2.5%
AptarGroup, Inc.	2.5%
EPAM Systems, Inc.	2.5%
Fair Isaac Corp.	2.2%

Net Assets:	$13,033,029
Portfolio Turnover Rate:	27%	(5)
Number of Equity Holdings:	63

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	3.88%
Investor Class:	4.13%	(4)

Net
Institutional Class:	0.85%
Investor Class:	1.10%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2019.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2019, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2020.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not Annualized.

Baird Small/Mid Cap Growth Fund
June 30, 2019 (Unaudited)

Total Returns

	Cumulative
	Three	Six	Since
For the Periods Ended June 30, 2019	Months	Months	Inception(1)
Institutional Class Shares	6.61%	26.15%	12.90%
Investor Class Shares	6.52%	26.06%	12.70%
Russell 2500® Growth Index(2)	4.14%	23.92%	12.55%

(1)	For the period from October 31, 2018 (inception date) through June 30, 2019.
(2)
The Russell 2500® Growth Index measures the performance of the Small-to-Mid Cap Growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on growth-style stocks and therefore the performance of the Fund will typically be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  The Fund invests a substantial portion of its assets in the stocks of small- and mid-capitalization companies.  Small- and mid-capitalization companies often are more volatile and face greater risks than larger, more established companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
HEICO Corp.	1,875	$250,894	1.9%
Auto Components
Visteon Corp.(1)	1,429	83,711	0.6%
Banks
Western Alliance Bancorp(1)	3,692	165,106	1.3%
Beverages
Primo Water Corp.(1)	8,355	102,767	0.8%
Biotechnology
Exact Sciences Corp.(1)	2,234	263,702	2.0%
Heron Therapeutics, Inc.(1)	3,211	59,692	0.5%
		323,394	2.5%
Building Products
AO Smith Corp.	3,683	173,691	1.3%
Trex Co, Inc.(1)	2,039	146,196	1.1%
		319,887	2.4%
Capital Markets
MarketAxess Holdings, Inc.	567	182,245	1.4%
Construction & Engineering
MasTec, Inc.(1)	2,650	136,555	1.1%
Containers & Packaging
AptarGroup, Inc.	2,610	324,527	2.5%
Distributors
Pool Corp.	1,860	355,260	2.7%
Diversified Consumer Services
Grand Canyon Education, Inc.(1)	1,465	171,434	1.3%
Electronic Equipment, Instruments & Components
CDW Corp.	3,467	384,837	3.0%
Cognex Corp.	4,353	208,857	1.6%
Keysight Technologies, Inc.(1)	2,099	188,511	1.4%
Littelfuse, Inc.	823	145,597	1.1%
Trimble Navigation Ltd.(1)	3,158	142,457	1.1%
		1,070,259	8.2%
Energy Equipment & Services
Apergy Corp.(1)	4,152	139,258	1.1%
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates Trust	5,942	171,961	1.3%

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Food Products
Calavo Growers, Inc.	2,088	$201,993	1.5%
Lamb Weston Holdings, Inc.	2,223	140,849	1.1%
		342,842	2.6%
Health Care Equipment & Supplies
ABIOMED, Inc.(1)	651	169,579	1.3%
Cooper Cos., Inc.	1,026	345,649	2.6%
Inogen, Inc.(1)	1,111	74,170	0.6%
Insulet Corp.(1)	2,171	259,174	2.0%
Integra LifeSciences Holdings Corp.(1)	4,350	242,948	1.9%
iRhythm Technologies, Inc.(1)	1,814	143,451	1.1%
Novocure Ltd.(1)(2)	2,822	178,435	1.4%
Tactile Systems Technology, Inc.(1)	2,991	170,248	1.3%
		1,583,654	12.2%
Hotels, Restaurants & Leisure
Vail Resorts, Inc.	723	161,359	1.2%
Insurance
Kinsale Capital Group, Inc.	3,598	329,145	2.5%
Internet & Direct Marketing Retail
Etsy, Inc.(1)	4,331	265,793	2.0%
IT Services
Broadridge Financial Solutions, Inc.	2,819	359,931	2.8%
EPAM Systems, Inc.(1)	1,852	320,582	2.5%
Euronet Worldwide, Inc.(1)	1,583	266,324	2.0%
LiveRamp Holdings, Inc.(1)	2,276	110,340	0.8%
WNS Holdings Ltd.(1)(2)	3,722	220,342	1.7%
		1,277,519	9.8%
Life Sciences Tools & Services
PRA Health Sciences, Inc.(1)	2,302	228,243	1.8%
Machinery
Gardner Denver Holdings, Inc.(1)	4,745	164,177	1.3%
IDEX Corp.	2,158	371,477	2.9%
Toro Co.	3,207	214,548	1.6%
		750,202	5.8%
Media
Cable One, Inc.	210	245,908	1.9%
New York Times Co.	6,076	198,199	1.5%
		444,107	3.4%

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Multiline Retail
Ollie’s Bargain Outlet Holdings, Inc.(1)	1,458	$127,006	1.0%
Pharmaceuticals
Jazz Pharmaceuticals PLC(1)(2)	1,592	226,956	1.7%
Professional Services
TransUnion	2,060	151,431	1.2%
Road & Rail
Schneider National, Inc.	4,175	76,152	0.6%
Semiconductors & Semiconductor Equipment
Monolithic Power Systems, Inc.	2,407	326,822	2.5%
Software
Coupa Software, Inc.(1)	1,159	146,741	1.1%
Descartes Systems Group, Inc.(1)(2)	4,010	148,170	1.1%
Fair Isaac Corp.(1)	923	289,841	2.2%
HubSpot, Inc.(1)	837	142,725	1.1%
New Relic, Inc.(1)	1,281	110,819	0.9%
Proofpoint, Inc.(1)	1,413	169,913	1.3%
Q2 Holdings, Inc.(1)	2,778	212,128	1.6%
RingCentral, Inc.(1)	1,454	167,094	1.3%
Tyler Technologies, Inc.(1)	917	198,090	1.5%
Upland Software, Inc.(1)	5,101	232,249	1.8%
		1,817,770	13.9%
Specialty Retail
Burlington Stores, Inc.(1)	1,306	222,216	1.7%
Textiles, Apparel & Luxury Goods
Crocs, Inc.(1)	7,086	139,949	1.1%
Trading Companies & Distributors
SiteOne Landscape Supply, Inc.(1)	2,407	166,805	1.3%
Watsco, Inc.	1,298	212,262	1.6%
		379,067	2.9%
Total Common Stocks
(Cost $11,232,273)		12,647,491	97.0%

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 2.32%(3)	431,438	$431,438	3.3%
Total Short-Term Investment
(Cost $431,438)		431,438	3.3%
Total Investments
(Cost $11,663,711)		13,078,929	100.3%
Liabilities in Excess of Other Assets		(45,900)	(0.3)%
TOTAL NET ASSETS		$13,033,029	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	7-Day Yield.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$12,647,491	$—	$—	$12,647,491
Total Equity	12,647,491	—	—	12,647,491
Short-Term Investment
Money Market Mutual Fund	431,438	—	—	431,438
Total Short-Term Investment	431,438	—	—	431,438
Total Investments*	$13,078,929	$—	$—	$13,078,929

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
June 30, 2019 (Unaudited)

Portfolio Characteristics

A June 30, 2019 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2500® Value Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

Zayo Group Holdings, Inc.	3.9%
Boingo Wireless, Inc.	3.8%
ICU Medical, Inc.	3.7%
Physicians Realty Trust	3.6%
Leidos Holdings, Inc.	3.3%
CareTrust REIT, Inc.	3.3%
Old Republic International Corp.	3.2%
American Financial Group, Inc.	3.2%
Agree Realty Corp.	3.2%
Southwest Gas Holdings, Inc.	3.1%

Net Assets:	$22,201,253
Portfolio Turnover Rate:	12%	(5)
Number of Equity Holdings:	38

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	1.70%
Investor Class:	1.95%	(4)

Net
Institutional Class:	0.85%
Investor Class:	1.10%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2019.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2019, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2020.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not Annualized.

Baird Small/Mid Cap Value Fund
June 30, 2019 (Unaudited)

Total Returns

			Average Annual
				Since
For the Periods Ended June 30, 2019	Six Months	One Year	Three Years	Inception(1)
Institutional Class Shares	13.42%	-3.72%	6.96%	5.57%
Investor Class Shares	13.26%	-3.93%	6.68%	5.31%
Russell 2500® Value Index(2)	15.26%	-1.92%	8.98%	8.32%

(1)	For the period from November 30, 2015 (inception date) through June 30, 2019.
(2)
The Russell 2500® Value Index measures the performance of the small cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on small to mid cap value style stocks and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund invests a substantial portion of its assets in the stocks of small- and mid-capitalization companies. Small- and mid-capitalization companies often are more volatile and face greater risks than larger, more established companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp.	7,258	$587,027	2.6%
Air Freight & Logistics
Air Transport Services Group, Inc.(1)	22,251	542,924	2.4%
Atlas Air Worldwide Holdings, Inc.(1)	7,437	331,988	1.5%
		874,912	3.9%
Commercial Services & Supplies
Deluxe Corp.	5,460	222,004	1.0%
Distributors
LKQ Corp.(1)	15,471	411,683	1.8%
Diversified Consumer Services
OneSpaWorld Holdings Ltd.(1)(2)	37,148	575,794	2.6%
Diversified Telecommunication Services
Zayo Group Holdings, Inc.(1)	26,166	861,123	3.9%
Electric Utilities
Pinnacle West Capital Corp.	5,825	548,074	2.5%
Electrical Equipment
nVent Electric PLC(2)	15,757	390,616	1.8%
Electronic Equipment, Instruments & Components
Dolby Laboratories, Inc. – Class A	8,595	555,237	2.5%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	10,982	703,397	3.2%
CareTrust REIT, Inc.	30,941	735,777	3.3%
CyrusOne, Inc.	9,550	551,226	2.5%
HCP, Inc.	13,477	430,994	1.9%
National Retail Properties, Inc.	9,168	485,996	2.2%
Physicians Realty Trust	45,266	789,439	3.6%
		3,696,829	16.7%
Food Products
Lamb Weston Holdings, Inc.	8,977	568,783	2.6%
Gas Utilities
Atmos Energy Corp	5,443	574,563	2.6%
Southwest Gas Holdings, Inc.	7,831	701,815	3.1%
		1,276,378	5.7%
Health Care Equipment & Supplies
ICU Medical, Inc.(1)	3,247	817,952	3.7%

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Health Care Providers & Services
DaVita, Inc.(1)	6,684	$376,042	1.7%
Laboratory Corp. of America Holdings(1)	2,674	462,335	2.1%
		838,377	3.8%
Household Durables
ZAGG, Inc.(1)	50,804	353,596	1.6%
Insurance
American Financial Group, Inc.	6,876	704,584	3.2%
Old Republic International Corp.	31,896	713,832	3.2%
		1,418,416	6.4%
IT Services
Leidos Holdings, Inc.	9,263	739,651	3.3%
VeriSign, Inc.(1)	3,151	659,063	3.0%
		1,398,714	6.3%
Mortgage Real Estate Investment Trusts (REITs)
AGNC Investment Corp.	23,874	401,561	1.8%
Blackstone Mortgage Trust, Inc.	16,998	604,789	2.7%
		1,006,350	4.5%
Multi-Utilities
Algonquin Power & Utilities Corp.(2)	47,366	573,602	2.6%
Pharmaceuticals
Jazz Pharmaceuticals PLC(1)(2)	2,674	381,205	1.7%
Semiconductors & Semiconductor Equipment
Silicon Motion Technology Corp. – ADR(2)	8,002	355,129	1.6%
Software
j2 Global, Inc.	6,971	619,652	2.8%
Thrifts & Mortgage Finance
Axos Financial, Inc.(1)	20,436	556,881	2.5%
Essent Group Ltd.(1)(2)	9,741	457,730	2.1%
Meta Financial Group, Inc.	22,346	626,804	2.8%
NMI Holdings, Inc.(1)	21,869	620,861	2.8%
		2,262,276	10.2%
Wireless Telecommunication Services
Boingo Wireless, Inc.(1)	47,462	852,892	3.8%
Total Common Stocks
(Cost $18,451,444)		21,446,621	96.60%

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 2.32%(3)	713,734	$713,734	3.2%
Total Short-Term Investment
(Cost $713,734)		713,734	3.2%
Total Investments
(Cost $19,165,178)		22,160,355	99.8%
Other Assets in Excess of Liabilities		40,898	0.2%
TOTAL NET ASSETS		$22,201,253	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	7-Day Yield.
ADR – American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$21,446,621	$—	$—	$21,446,621
Total Equity	21,446,621	—	—	21,446,621
Short-Term Investment
Money Market Mutual Fund	713,734	—	—	713,734
Total Short-Term Investment	713,734	—	—	713,734
Total Investments*	$22,160,355	$—	$—	$22,160,355

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
June 30, 2019 (Unaudited)

Portfolio Characteristics

A June 30, 2019 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2000® Value Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

Zayo Group Holdings, Inc.	3.9%
CACI International Corp.	3.9%
ICU Medical, Inc.	3.8%
Boingo Wireless, Inc.	3.8%
Southwest Gas Holdings, Inc.	3.7%
Algonquin Power & Utilities Corp.	3.6%
Physician Realty Trust	3.6%
j2 Global, Inc.	3.5%
Cypress Semiconductor Corp.	3.4%
Lamb Weston Holdings, Inc.	3.2%

Net Assets:	$33,886,628
Portfolio Turnover Rate:	23%	(5)
Number of Equity Holdings:	36

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	1.38%
Investor Class:	1.63%	(4)

Net
Institutional Class:	0.95%
Investor Class:	1.20%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2019.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2019, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.95% of average daily net assets for the Institutional Class shares and 1.20% of average daily net assets for the Investor Class shares, at least through April 30, 2020.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not Annualized.

Baird SmallCap Value Fund
June 30, 2019 (Unaudited)

Total Returns

			Average Annual
					Since
For the Periods Ended June 30, 2019	Six Months	One Year	Three Years	Five Years	Inception(1)
Institutional Class Shares	13.03%	-6.88%	6.56%	3.48%	8.29%
Investor Class Shares	12.96%	-7.11%	6.31%	3.22%	8.03%
Russell 2000® Value Index(2)	13.47%	-6.24%	9.81%	5.39%	9.81%

(1)	For the period from May 1, 2012 (inception date) through June 30, 2019.
(2)
The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on small cap value style stocks and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund invests a substantial portion of its assets in the stocks of small-capitalization companies. Small-capitalization companies often are more volatile and face greater risks than larger, more established companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp.	12,589	$1,018,198	3.0%
Air Freight & Logistics
Air Transport Services Group, Inc.(1)	34,036	830,478	2.4%
Atlas Air Worldwide Holdings, Inc.(1)	17,873	797,851	2.4%
		1,628,329	4.8%
Biotechnology
Eagle Pharmaceuticals, Inc.(1)	7,771	432,689	1.3%
Commercial Services & Supplies
Deluxe Corp.	9,947	404,445	1.2%
Diversified Consumer Services
OneSpaWorld Holdings Ltd.(1)(2)	56,349	873,410	2.6%
Diversified Telecommunication Services
Zayo Group Holdings, Inc.(1)	40,210	1,323,311	3.9%
Electrical Equipment
nVent Electric PLC(2)	26,905	666,975	2.0%
Electronic Equipment, Instruments & Components
Dolby Laboratories, Inc. – Class A	10,300	665,380	2.0%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	15,075	965,554	2.8%
CareTrust REIT, Inc.	39,631	942,425	2.8%
CyrusOne, Inc.	14,609	843,231	2.5%
Essential Properties Realty Trust, Inc.	40,494	811,500	2.4%
LTC Properties, Inc.	23,180	1,058,399	3.1%
Physicians Realty Trust	69,005	1,203,447	3.6%
		5,824,556	17.2%
Food Products
Lamb Weston Holdings, Inc.	17,251	1,093,023	3.2%
Gas Utilities
Southwest Gas Holdings, Inc.	13,988	1,253,605	3.7%
Health Care Equipment & Supplies
Hill-Rom Holdings, Inc.	3,452	361,148	1.1%
ICU Medical, Inc.(1)	5,129	1,292,047	3.8%
		1,653,195	4.9%
Hotels, Restaurants & Leisure
Churchill Downs, Inc.	3,050	350,963	1.0%
Household Durables
ZAGG, Inc.(1)	79,573	553,828	1.6%

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Independent Power and Renewable Electricity Producers
Atlantica Yield Plc(2)	39,542	$896,417	2.6%
Insurance
Old Republic International Corp.	47,501	1,063,072	3.1%
IT Services
CACI International, Inc.(1)	6,372	1,303,647	3.9%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc.	27,043	962,190	2.8%
Multi-Utilities
Algonquin Power & Utilities Corp.(2)	100,865	1,221,475	3.6%
Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	51,703	1,149,875	3.4%
Silicon Motion Technology Corp. – ADR(2)	18,339	813,885	2.4%
		1,963,760	5.8%
Software
j2 Global, Inc.	13,210	1,174,237	3.5%
Technology Hardware, Storage & Peripherals
Immersion Corp.(1)	42,118	320,518	0.9%
Thrifts & Mortgage Finance
Axos Financial, Inc.(1)	31,083	847,012	2.5%
Essent Group Ltd.(1)(2)	16,630	781,444	2.3%
Merchants Bancorp	29,063	494,943	1.5%
Meta Financial Group, Inc.	34,503	967,809	2.8%
NMI Holdings, Inc.(1)	34,347	975,111	2.9%
		4,066,319	12.0%
Wireless Telecommunication Services
Boingo Wireless, Inc.(1)	71,803	1,290,300	3.8%
Total Common Stocks
(Cost $24,971,176)		32,003,842	94.4%

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 2.32%(3)	2,522,854	$2,522,854	7.5%
Total Short-Term Investment
(Cost $2,522,854)		2,522,854	7.5%
Total Investments
(Cost $27,494,030)		34,526,696	101.9%
Liabilities in Excess of Other Assets		(640,068)	(1.9)%
TOTAL NET ASSETS		$33,886,628	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	7-Day Yield.
ADR – American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$32,003,842	$—	$—	$32,003,842
Total Equity	32,003,842	—	—	32,003,842
Short-Term Investment
Money Market Mutual Fund	2,522,854	—	—	2,522,854
Total Short-Term Investment	2,522,854	—	—	2,522,854
Total Investments*	$34,526,696	$—	$—	$34,526,696
*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
June 30, 2019 (Unaudited)

Portfolio Characteristics

A June 30, 2019 summary of the Fund’s top 10 holdings and equity sector analysis compared to the MSCI ACWI ex USA Index is shown below.

Top 10 Holdings(1)

Wirecard AG	6.4%	Net Assets:	$155,200,380
Temenos Group AG	5.6%	Portfolio Turnover Rate:	14%	(5)
First American Government		Number of Equity Holdings:	29
Obligations Fund, Class U	5.5%
Genmab A/S	5.1%	Annualized Portfolio Expense Ratio(3):
TAL Education Group	4.9%	Gross
Keyence Corp.	4.9%	Institutional Class:	1.02%
Novo Nordisk A/S – ADR	4.8%	Investor Class:	1.27%	(4)
Julius Baer Group Ltd.	4.8%
Naspers Ltd.	4.8%	Net
DBS Group Holdings, Ltd.	4.8%	Institutional Class:	0.80%
		Investor Class:	1.05%	(4)

Equity Sector Analysis(2)		Country Allocation(2)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2019.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2019, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.80% of average daily net assets for the Institutional Class shares and 1.05% of average daily net assets for the Investor Class shares, at least through April 30, 2020.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not Annualized.

Chautauqua International Growth Fund
June 30, 2019 (Unaudited)

Total Returns

			Average Annual
				Since
For the Periods Ended June 30, 2019	Six Months	One Year	Three Years	Inception(1)
Institutional Class Shares	20.35%	-0.83%	9.79%	8.58%
Investor Class Shares	20.20%	-1.12%	9.55%	8.33%
MSCI ACWI ex USA Index(2)	13.60%	1.29%	9.39%	7.92%

(1)	For the period from April 15, 2016 (inception date) through June 30, 2019.
(2)
The MSCI ACWI ex USA Index is a market-capitalization-weighted index maintained by MSCI, Inc. and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI ex USA Index includes both developed and emerging markets.  This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on both U.S. and non-U.S. stocks with medium to large market capitalizations and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  Under normal market conditions, the Fund will invest at least 65% of its total assets in non-U.S. companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.”  The exact timeframe for the UK’s exit is unknown.  There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict.  The negative impact could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.  Other geopolitical events may also cause market disruptions.  The portfolio manager for the Fund has over 30 years of experience investing in the global markets and will attempt to minimize the negative impact of these events.  However, it is possible that geopolitical events could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Application Software
Atlassian Corp. PLC (Australia)(1)	30,908	$4,044,003	2.6%
Temenos Group AG (Switzerland)(2)	48,643	8,709,722	5.6%
		12,753,725	8.2%
Asset Management & Custody Banks
CI Financial Corp. (Canada)(1)	16,743	272,838	0.2%
Julius Baer Group Ltd. (Switzerland)(2)	168,157	7,492,081	4.8%
		7,764,919	5.0%
Automobile Manufacturers
BYD Co. Ltd. (China)(2)	426,074	2,576,249	1.7%
Biotechnology
Genmab A/S (Denmark)(1)(2)	42,758	7,869,207	5.1%
Data Processing & Outsourced Services
Wirecard AG (Germany)(2)	59,287	10,008,616	6.4%
Diversified Banks
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)(2)	18,914,950	5,839,520	3.7%
DBS Group Holdings Ltd. (Singapore)(2)	385,214	7,399,984	4.8%
		13,239,504	8.5%
Diversified Support Services
Recruit Holdings Co. Ltd. (Japan)(2)	117,903	3,947,616	2.5%
Education Services
TAL Education Group – ADR (China)(1)	199,103	7,585,824	4.9%
Electronic Equipment & Instruments
Keyence Corp. (Japan)(2)	12,239	7,548,066	4.9%
Healthcare Distributors
Sinopharm Group Co. Ltd. (China)(2)	1,511,530	5,322,238	3.4%
Industrial Machinery
FANUC Corp. (Japan)(2)	14,673	2,726,430	1.8%
Information Technology
Constellation Software, Inc. (Canada)(1)	1,630	1,536,274	1.0%
Internet & Direct Marketing Retail
Naspers Ltd. (South Africa)(2)	30,736	7,439,657	4.8%
Internet Retail
Alibaba Group Holding Ltd. – ADR (China)(1)	36,612	6,203,902	4.0%
Ctrip.com International Ltd. – ADR (China)(1)	73,836	2,725,287	1.8%
		8,929,189	5.8%

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
IT Services
Tata Consultancy Services Ltd. (India)(2)	52,605	$1,697,535	1.1%
Oil & Gas Equipment & Services
Core Laboratories NV (Netherlands)	99,109	5,181,419	3.3%
Schlumberger Limited (Curacao)	73,740	2,930,428	1.9%
		8,111,847	5.2%
Personal Products
Amorepacific Corp. (Republic of Korea)(2)	10,669	1,524,067	1.0%
Pharmaceuticals
Allergan PLC (Ireland)	13,783	2,307,688	1.5%
Novo Nordisk A/S – ADR (Denmark)	147,491	7,527,941	4.8%
		9,835,629	6.3%
Regional Banks
HDFC Bank Ltd. – ADR (India)	55,975	7,278,989	4.7%
Semiconductor Equipment
ASML Holding NV (Netherlands)	24,766	5,149,594	3.3%
Semiconductors
AMS AG (Austria)(1)(2)	152,912	5,986,851	3.8%
Taiwan Semiconductor
Manufacturing Co. Ltd. – ADR (Taiwan)	73,828	2,891,843	1.9%
		8,878,694	5.7%
Tires & Rubber
Pirelli & C SpA (Italy)(2)	792,372	4,677,266	3.0%
Total Common Stocks
(Cost $132,565,264)		146,401,135	94.3%

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 2.32%(3)	8,441,136	$8,441,136	5.5%
Total Short-Term Investment
(Cost $8,441,136)		8,441,136	5.5%
Total Investments
(Cost $141,006,400)		154,842,271	99.8%
Other Assets in Excess of Liabilities		358,109	0.2%
TOTAL NET ASSETS		$155,200,380	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Level 2 security – See Note 2a to the financial statements.
(3)	7-Day Yield.
ADR – American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$55,636,030	$90,765,105	$—	$146,401,135
Total Equity	55,636,030	90,765,105	—	146,401,135
Short-Term Investment
Money Market Mutual Fund	8,441,136	—	—	8,441,136
Total Short-Term Investment	8,441,136	—	—	8,441,136
Total Investments*	$64,077,166	$90,765,105	$—	$154,842,271

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
June 30, 2019 (Unaudited)

Portfolio Characteristics

A June 30, 2019 summary of the Fund’s top 10 holdings and equity sector analysis compared to the MSCI ACWI Index is shown below.

Top 10 Holdings(1)

Wirecard AG	5.2%	Net Assets:	$50,372,029
HDFC Bank Ltd. ADR	4.6%	Portfolio Turnover Rate:	11%	(5)
Genmab A/S	4.4%	Number of Equity Holdings:	41
Temenos Group AG	4.2%
Novo Nordisk A/S – ADR	4.2%	Annualized Portfolio Expense Ratio(3):
MasterCard, Inc	3.8%	Gross
DBS Group Holdings Ltd.	3.7%	Institutional Class:	1.29%
Nvidia Corp.	3.7%	Investor Class:	1.54%	(4)
Naspers Ltd.	3.6%
Atlassian Corp. PLC	3.5%	Net
		Institutional Class:	0.80%
		Investor Class:	1.05%	(4)

Equity Sector Analysis(2)		Country Allocation(2)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2019.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2019, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.80% of average daily net assets for the Institutional Class shares and 1.05% of average daily net assets for the Investor Class shares, at least through April 30, 2020.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not Annualized.

Chautauqua Global Growth Fund
June 30, 2019 (Unaudited)

Total Returns

			Average Annual
				Since
For the Periods Ended June 30, 2019	Six Months	One Year	Three Years	Inception(1)
Institutional Class Shares	22.32%	3.57%	14.07%	12.29%
Investor Class Shares	22.10%	3.34%	13.81%	12.00%
MSCI ACWI Index	16.23%	5.74%	11.62%	10.67%

(1)	For the period from April 15, 2016 (inception date) through June 30, 2019.
(2)
The MSCI ACWI Index is a market-capitalization-weighted index maintained by MSCI, Inc. and designed to provide a broad measure of stock performance throughout the world. The MSCI ACWI Index includes both developed and emerging markets.  This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on both U.S. and non-U.S. stocks with medium to large market capitalizations and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  Under normal market conditions, the Fund will invest at least 40% of its total assets in non-U.S. companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.”  The exact timeframe for the UK’s exit is unknown.  There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict.  The negative impact could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.  Other geopolitical events may also cause market disruptions.  The portfolio manager for the Fund has over 30 years of experience investing in the global markets and will attempt to minimize the negative impact of these events.  However, it is possible that geopolitical events could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Apparel Retail
TJX Cos, Inc. (United States)	16,911	$894,254	1.8%
Application Software
Atlassian Corp. PLC (Australia)(1)	13,540	1,771,574	3.5%
Temenos Group AG (Switzerland)(2)	11,791	2,111,225	4.2%
		3,882,799	7.7%
Asset Management & Custody Banks
Julius Baer Group Ltd. (Switzerland)(2)	28,731	1,280,083	2.5%
Automobile Manufacturers
BYD Co. Ltd. (China)(2)	107,660	650,964	1.3%
Biotechnology
Celgene Corp. (United States)(1)	6,411	592,633	1.2%
Genmab A/S (Denmark)(1)(2)	12,027	2,213,456	4.4%
Incyte Corp. (United States)(1)	20,298	1,724,518	3.4%
Regeneron Pharmaceuticals, Inc. (United States)(1)	4,768	1,492,384	3.0%
		6,022,991	12.0%
Data Processing & Outsourced Services
MasterCard, Inc. – Class A (United States)	7,141	1,889,009	3.8%
Wirecard AG (Germany)(2)	15,498	2,616,315	5.2%
		4,505,324	9.0%
Diversified Banks
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)(2)	2,954,599	912,159	1.8%
DBS Group Holdings Ltd. (Singapore)(2)	97,934	1,881,318	3.7%
		2,793,477	5.5%
Diversified Support Services
Recruit Holdings Co. Ltd. (Japan)(2)	37,007	1,239,065	2.5%
Education Services
TAL Education Group – ADR (China)(1)	34,867	1,328,433	2.6%
Electronic Equipment & Instruments
Coherent, Inc. (United States)(1)	3,126	426,293	0.9%
Keyence Corp. (Japan)(2)	2,801	1,727,439	3.4%
Universal Display Corp. (United States)	7,442	1,399,543	2.8%
		3,553,275	7.1%
Healthcare Distributors
Sinopharm Group Co. Ltd. (China)(2)	388,773	1,368,906	2.7%
Industrial Machinery
FANUC Corp. (Japan)(2)	3,620	672,642	1.3%

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Information Technology
Constellation Software, Inc. (Canada)(1)	535	$504,237	1.0%
Interactive Media & Services
Alphabet, Inc. – Class A (United States)(1)	780	844,584	1.7%
Internet & Direct Marketing Retail
Naspers Ltd. (South Africa)(2)	7,466	1,807,147	3.6%
Internet Retail
Alibaba Group Holding Ltd. – ADR (China)(1)	4,391	744,055	1.5%
Amazon.com, Inc. (United States)(1)	569	1,077,476	2.1%
Ctrip.com International Ltd. – ADR (China)(1)	10,987	405,530	0.8%
		2,227,061	4.4%
Life Sciences Tools & Services
Illumina, Inc. (United States)(1)	3,048	1,122,121	2.2%
Oil & Gas Equipment & Services
Core Laboratories NV (Netherlands)	20,377	1,065,309	2.1%
Schlumberger Limited (Curacao)	15,398	611,916	1.2%
		1,677,225	3.3%
Other Diversified Financial Services
Charles Schwab Corp. (United States)	11,151	448,159	0.9%
Personal Products
Amorepacific Corp. (Republic of Korea)(2)	902	128,851	0.3%
Pharmaceuticals
Allergan PLC (Ireland)	2,548	426,612	0.8%
Novo Nordisk A/S – ADR (Denmark)	40,929	2,089,016	4.2%
		2,515,628	5.0%
Regional Banks
HDFC Bank Ltd. – ADR (India)	17,820	2,317,313	4.6%
SVB Financial Group (United States)(1)	2,022	454,121	0.9%
		2,771,434	5.5%
Semiconductor Equipment
ASML Holding NV (Netherlands)	3,020	627,949	1.2%
Semiconductors
AMS AG (Austria)(1)(2)	33,025	1,293,003	2.6%
Nvidia Corp. (United States)	11,245	1,846,767	3.7%
Taiwan Semiconductor
Manufacturing Co. Ltd. – ADR (Taiwan)	18,188	712,424	1.4%
		3,852,194	7.7%

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Systems Software
Red Hat, Inc. (United States)(1)	1,711	$321,257	0.6%
Tires & Rubber
Pirelli & C SpA (Italy)(2)	177,507	1,047,800	2.1%
Total Common Stocks
(Cost $43,360,257)		48,087,860	95.5%

Short-Term Investment
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 2.32%(3)	1,864,263	1,864,263	3.7%
Total Short-Term Investment
(Cost $1,864,263)		1,864,263	3.7%
Total Investments
(Cost $45,224,520)		49,952,123	99.2%
Other Assets in Excess of Liabilities		419,906	0.8%
TOTAL NET ASSETS		$50,372,029	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Level 2 security – See Note 2a to the financial statements.
(3)	7-Day Yield.
ADR – American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2019 (Unaudited)

Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Management has determined that these standards have no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$27,137,487	$20,950,373	$—	$48,087,860
Total Equity	27,137,487	20,950,373	—	48,087,860
Short-Term Investment
Money Market Mutual Fund	1,864,263	—	—	1,864,263
Total Short-Term Investment	1,864,263	—	—	1,864,263
Total Investments*	$29,001,750	$20,950,373	$—	$49,952,123

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Additional Information on Fund Expenses
June 30, 2019 (Unaudited)

Example

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses. With the exception of the Chautauqua International Growth and Chautauqua Global Growth Funds, which charge redemption fees, the Funds do not charge any sales loads, redemption fees or other transaction fees; however, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/19 – 6/30/19).

Actual Expenses

The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Additional Information on Fund Expenses
June 30, 2019 (Unaudited)

Actual vs. Hypothetical Returns

For the Six Months Ended June 30, 2019

					Hypothetical
					(5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/19	6/30/19	Period(1)	6/30/19	Period(1)
Baird MidCap Fund
Institutional Class	0.81%	$1,000.00	$1,265.80	$4.55	$1,020.78	$4.06
Investor Class	1.06%	$1,000.00	$1,263.70	$5.95	$1,019.54	$5.31

Baird Small/Mid Cap
Growth Fund
Institutional Class	0.85%	$1,000.00	$1,261.50	$4.77	$1,020.58	$4.26
Investor Class	1.10%	$1,000.00	$1,260.60	$6.17	$1,019.34	$5.51

Baird Small/Mid Cap
Value Fund
Institutional Class	0.85%	$1,000.00	$1,134.20	$4.50	$1,020.58	$4.26
Investor Class	1.10%	$1,000.00	$1,132.60	$5.82	$1,019.34	$5.51

Baird SmallCap
Value Fund
Institutional Class	0.95%	$1,000.00	$1,130.30	$5.02	$1,020.08	$4.76
Investor Class	1.20%	$1,000.00	$1,129.60	$6.34	$1,018.84	$6.01

Chautauqua International
Growth Fund
Institutional Class	0.80%	$1,000.00	$1,203.50	$4.37	$1,020.83	$4.01
Investor Class	1.05%	$1,000.00	$1,202.00	$5.73	$1,019.59	$5.26

Chautauqua Global
Growth Fund
Institutional Class	0.80%	$1,000.00	$1,223.20	$4.41	$1,020.83	$4.01
Investor Class	1.05%	$1,000.00	$1,221.00	$5.78	$1,019.59	$5.26

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2019 (Unaudited)

		Baird
	Baird	Small/Mid
	MidCap	Cap Growth
	Fund	Fund
ASSETS:
Investments, at value (cost $1,456,394,652
and $11,663,711, respectively)	$2,026,967,008	$13,078,929
Dividends receivable	536,621	4,151
Interest receivable	70,875	1,015
Receivable for investments sold	60,273,790	459,044
Receivable for Fund shares sold	9,600,021	—
Receivable from Advisor, net (Note 5)	—	3,271
Prepaid expenses and other assets	56,120	27,862
Total assets	2,097,504,435	13,574,272
LIABILITIES:
Payable for securities purchased	50,176,652	524,523
Payable for Fund shares repurchased	992,428	—
Payable to Advisor, net (Note 5)	1,226,836	—
Payable to directors	1,057	4,099
Accrued Rule 12b-1 fees (Note 7)	45,283	29
Accrued fund accounting and administration fees	19,796	3,284
Accrued shareholder servicing fees	33,280	1,403
Accrued professional fees	7,270	7,193
Accrued custody fees	1,885	—
Accrued expenses and other liabilities	16,579	712
Total liabilities	52,521,066	541,243
NET ASSETS	$2,044,983,369	$13,033,029
NET ASSETS CONSIST OF:
Capital stock	$1,382,614,905	$11,617,182
Total distributable earnings	662,368,464	1,415,847
NET ASSETS	$2,044,983,369	$13,033,029
INSTITUTIONAL CLASS SHARES
Net Assets	$1,920,397,694	$12,977,124
Shares outstanding ($0.01 par value,
unlimited shares authorized)	85,606,369	1,149,089
Net asset value, offering and redemption price per share	$22.43	$11.29
INVESTOR CLASS SHARES
Net Assets	$124,585,675	$55,905
Shares outstanding ($0.01 par value,
unlimited shares authorized)	5,880,191	4,959
Net asset value, offering and redemption price per share	$21.19	$11.27

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2019 (Unaudited)

	Baird
	Small/Mid	Baird
	Cap Value	SmallCap
	Fund	Value Fund
ASSETS:
Investments, at value (cost $19,165,178
and $27,494,030, respectively)	$22,160,355	$34,526,696
Dividends receivable	39,108	72,922
Interest receivable	2,020	5,260
Receivable for Fund shares sold	—	25,382
Prepaid expenses and other assets	17,577	22,418
Total assets	22,219,060	34,652,678
LIABILITIES:
Payable for securities purchased	—	730,839
Payable for Fund shares repurchased	—	1,945
Payable to Advisor, net (Note 5)	1,690	12,053
Payable to directors	1,057	1,041
Accrued Rule 12b-1 fees (Note 7)	219	741
Accrued fund accounting and administration fees	3,781	3,473
Accrued shareholder servicing fees	2,114	2,295
Accrued professional fees	7,253	7,268
Accrued custody fees	922	259
Accrued expenses and other liabilities	771	6,136
Total liabilities	17,807	766,050
NET ASSETS	$22,201,253	$33,886,628
NET ASSETS CONSIST OF:
Capital stock	$19,840,530	$27,018,016
Total distributable earnings	2,360,723	6,868,612
NET ASSETS	$22,201,253	$33,886,628
INSTITUTIONAL CLASS SHARES
Net Assets	$21,791,205	$33,036,484
Shares outstanding ($0.01 par value,
unlimited shares authorized)	1,828,221	2,152,650
Net asset value, offering and redemption price per share	$11.92	$15.35
INVESTOR CLASS SHARES
Net Assets	$410,048	$850,144
Shares outstanding ($0.01 par value,
unlimited shares authorized)	34,551	55,438
Net asset value, offering and redemption price per share	$11.87	$15.34

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2019 (Unaudited)

	Chautauqua	Chautauqua
	International	Global
	Growth Fund	Growth Fund
ASSETS:
Investments, at value (cost $141,006,400
and $45,224,520, respectively)	$154,842,271	$49,952,123
Foreign currency, at value (cost $333,787
and $65,226, respectively)	332,756	65,681
Dividends receivable	238,474	52,741
Interest receivable	14,999	4,202
Receivable for Fund shares sold	159,901	308,299
Prepaid expenses and other assets	34,378	29,334
Total assets	155,622,779	50,412,380
LIABILITIES:
Payable for Fund shares redeemed	321,275	5,343
Payable to Advisor, net (Note 5)	77,508	15,923
Payable to directors	1,035	1,044
Accrued Rule 12b-1 fees (Note 7)	919	659
Accrued fund accounting and administration fees	2,214	2,416
Accrued shareholder servicing fees	3,233	1,832
Accrued professional fees	8,189	8,185
Accrued custody fees	3,520	4,060
Accrued expenses and other liabilities	4,506	889
Total liabilities	422,399	40,351
NET ASSETS	$155,200,380	$50,372,029
NET ASSETS CONSIST OF:
Capital stock	$142,695,006	$45,733,396
Total distributable earnings	12,505,374	4,638,633
NET ASSETS	$155,200,380	$50,372,029
INSTITUTIONAL CLASS SHARES
Net Assets	$153,893,325	$49,170,690
Shares outstanding ($0.01 par value,
unlimited shares authorized)	12,577,487	3,560,587
Net asset value, offering and redemption price per share	$12.24	$13.81
INVESTOR CLASS SHARES
Net Assets	$1,307,055	$1,201,339
Shares outstanding ($0.01 par value,
unlimited shares authorized)	107,145	87,683
Net asset value, offering and redemption price per share	$12.20	$13.70

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2019 (Unaudited)

		Baird
	Baird	Small/Mid
	MidCap	Cap Growth
	Fund	Fund
INVESTMENT INCOME:
Dividends	$6,191,132	$26,453
Interest	630,311	5,139
Total investment income	6,821,443	31,592

EXPENSES:
Investment advisory fees (Note 5)	6,720,971	38,288
Fund accounting and administration fees	71,096	6,187
Shareholder servicing fees	317,846	4,086
Professional fees	16,284	12,641
Federal and state registration	43,548	17,720
Directors fees	27,512	26,408
Custody fees	11,075	6,118
Reports to shareholders	35,915	1,083
Miscellaneous expenses	788	226
Rule 12b-1 fees – Investor Class Shares (Note 7)	143,316	39
Total expenses	7,388,351	112,796
Fee waiver by Advisor (Note 5)	—	(69,364)
Net expenses	7,388,351	43,432
NET INVESTMENT LOSS	(566,908)	(11,840)

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments	77,042,970	43,198
Net change in unrealized appreciation on investments	322,940,391	2,105,240
Net realized and unrealized gain on investments	399,983,361	2,148,438
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$399,416,453	$2,136,598

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2019 (Unaudited)

	Baird
	Small/Mid	Baird
	Cap Value	SmallCap
	Fund	Value Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes
withheld of $1,936 and $4,300, respectively)	$186,045	$289,860
Interest	17,000	37,821
Total investment income	203,045	327,681

EXPENSES:
Investment advisory fees (Note 5)	77,409	139,777
Fund accounting and administration fees	10,091	10,162
Shareholder servicing fees	7,160	8,138
Professional fees	16,284	16,612
Federal and state registration	20,537	20,937
Directors fees	27,512	27,512
Custody fees	920	717
Reports to shareholders	905	1,419
Miscellaneous expenses	109	1,260
Rule 12b-1 fees – Investor Class Shares (Note 7)	483	1,028
Total expenses	161,410	227,562
Fee waiver by Advisor (Note 5)	(73,196)	(70,312)
Net expenses	88,214	157,250
NET INVESTMENT INCOME	114,831	170,431

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments	52,260	444,676
Net change in unrealized appreciation on investments	2,240,217	3,273,703
Net realized and unrealized gain on investments	2,292,477	3,718,379
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$2,407,308	$3,888,810

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2019 (Unaudited)

	Chautauqua	Chautauqua
	International	Global
	Growth Fund	Growth Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes
withheld of $130,432 and $29,544, respectively)	$1,307,644	$307,119
Interest	97,724	28,754
Total investment income	1,405,368	335,873

EXPENSES:
Investment advisory fees (Note 5)	466,623	166,340
Fund accounting and administration fees	15,990	13,188
Shareholder servicing fees	17,054	8,822
Professional fees	17,213	17,137
Federal and state registration	25,992	21,695
Directors fees	27,512	27,512
Custody fees	12,536	7,392
Reports to shareholders	2,599	1,495
Miscellaneous expenses	210	211
Rule 12b-1 fees – Investor Class Shares (Note 7)	2,318	1,258
Total expenses	588,047	265,050
Fee waiver by Advisor (Note 5)	(87,998)	(86,362)
Net expenses	500,049	178,688
NET INVESTMENT INCOME	905,319	157,185

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSLATION:
Net realized loss on investments	(1,640,341)	(318,021)
Net realized loss on foreign currency translation	(8,345)	(2,629)
Net change in unrealized appreciation on investments	21,495,176	8,717,385
Net change in unrealized appreciation
on foreign currency translation	4,541	111
Net realized and unrealized gain on investments
and foreign currency translation	19,851,031	8,396,846
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$20,756,350	$8,554,031

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird MidCap Fund

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
OPERATIONS:
Net investment loss	$(566,908)	$(2,559,945)
Net realized gain on investments	77,042,970	100,449,663
Net change in unrealized appreciation
(depreciation) on investments	322,940,391	(128,172,350)
Net increase (decrease) in net
assets resulting from operations	399,416,453	(30,282,632)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	390,725,573	392,164,539
Shares issued to holders in reinvestment of distributions	—	66,692,305
Cost of shares redeemed	(177,991,239)	(301,065,629)
Net increase in net assets resulting
from capital share transactions	212,734,334	157,791,215

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional	—	(79,739,254)
Investor	—	(5,918,540)
Total net distributions to shareholders	—	(85,657,794)

TOTAL INCREASE IN NET ASSETS	612,150,787	41,850,789

NET ASSETS:
Beginning of period	1,432,832,582	1,390,981,793
End of period	$2,044,983,369	$1,432,832,582

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Small/Mid Cap Growth Fund

	Six Months Ended	October 31, 2018^
	June 30, 2019	through
	(Unaudited)	December 31, 2018
OPERATIONS:
Net investment loss	$(11,840)	$(352)
Net realized gain (loss) on investments	43,198	(30,729)
Net change in unrealized appreciation
(depreciation) on investments	2,105,240	(690,022)
Net increase (decrease) in net
assets resulting from operations	2,136,598	(721,103)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,681,791	8,011,208
Cost of shares redeemed	(75,465)	—
Net increase in net assets resulting
from capital share transactions	3,606,326	8,011,208

TOTAL INCREASE IN NET ASSETS	5,742,924	7,290,105

NET ASSETS:
Beginning of period	7,290,105	—
End of period	$13,033,029	$7,290,105

^	Inception was the close of business on October 31, 2018.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Small/Mid Cap Value Fund

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
OPERATIONS:
Net investment income	$114,831	$62,968
Net realized gain (loss) on investments	52,260	(769,328)
Net change in unrealized appreciation
(depreciation) on investments	2,240,217	(2,354,666)
Net increase (decrease) in net
assets resulting from operations	2,407,308	(3,061,026)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,457,910	4,915,798
Shares issued to holders in reinvestment of distributions	—	57,485
Cost of shares redeemed	(1,066,106)	(1,387,954)
Net increase in net assets resulting
from capital share transactions	2,391,804	3,585,329

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional	—	(66,490)
Investor	—	(916)
Total net distributions to shareholders	—	(67,406)

TOTAL INCREASE IN NET ASSETS	4,799,112	456,897

NET ASSETS:
Beginning of period	17,402,141	16,945,244
End of period	$22,201,253	$17,402,141

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird SmallCap Value Fund

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
OPERATIONS:
Net investment income	$170,431	$100,083
Net realized gain (loss) on investments	444,676	(267,801)
Net change in unrealized appreciation
(depreciation) on investments	3,273,703	(5,801,768)
Net increase (decrease) in net
assets resulting from operations	3,888,810	(5,969,486)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,735,590	5,898,926
Shares issued to holders in reinvestment of distributions	—	1,080,830
Cost of shares redeemed	(2,250,437)	(6,447,965)
Net increase in net assets resulting
from capital share transactions	485,153	531,791

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional	—	(1,237,636)
Investor	—	(29,670)
Total net distributions to shareholders	—	(1,267,306)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,373,963	(6,705,001)

NET ASSETS:
Beginning of period	29,512,665	36,217,666
End of period	$33,886,628	$29,512,665

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Chautauqua International Growth Fund

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
OPERATIONS:
Net investment income	$905,319	$450,552
Net realized gain (loss) on investments
and foreign currency translation	(1,648,686)	264,702
Net change in unrealized appreciation (depreciation)
on investments and foreign currency translation	21,499,717	(18,738,448)
Net increase (decrease) in net
assets resulting from operations	20,756,350	(18,023,194)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	55,763,218	48,697,664
Shares issued to holders in reinvestment of distributions	—	2,166,040
Cost of shares redeemed	(8,865,661)	(18,778,472)
Redemption fees	18,983	20,170
Net increase in net assets resulting
from capital share transactions	46,916,540	32,105,402

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional	—	(2,302,815)
Investor	—	(56,232)
Total net distributions to shareholders	—	(2,359,047)

TOTAL INCREASE IN NET ASSETS	67,672,890	11,723,161

NET ASSETS:
Beginning of period	87,527,490	75,804,329
End of period	$155,200,380	$87,527,490

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Chautauqua Global Growth Fund

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
OPERATIONS:
Net investment income	$157,185	$3,536
Net realized gain (loss) on investments
and foreign currency translation	(320,650)	186,416
Net change in unrealized appreciation (depreciation)
on investments and foreign currency translation	8,717,496	(6,873,327)
Net increase (decrease) in net
assets resulting from operations	8,554,031	(6,683,375)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,608,320	26,064,150
Shares issued to holders in reinvestment of distributions	—	479,031
Cost of shares redeemed	(3,339,223)	(5,699,015)
Redemption fees	3,511	6,311
Net increase in net assets resulting
from capital share transactions	4,272,608	20,850,477

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional	—	(518,434)
Investor	—	(10,060)
Total net distributions to shareholders	—	(528,494)

TOTAL INCREASE IN NET ASSETS	12,826,639	13,638,608

NET ASSETS:
Beginning of period	37,545,390	23,906,782
End of period	$50,372,029	$37,545,390

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird MidCap Fund – Institutional Class

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Per Share Data:
Net asset value,
beginning of period	$17.72		$19.16	$15.80	$14.99	$15.57	$15.00
Income from
investment operations:
Net investment loss(1)	(0.00	)(2)	(0.03)	(0.03)	(0.02)	(0.03)	(0.03)
Net realized and unrealized
gains (losses) on investments	4.71		(0.30)	4.28	0.83	(0.53)	0.76
Total from
investment operations	4.71		(0.33)	4.25	0.81	(0.56)	0.73
Less distributions:
Distributions from
net realized gains	—		(1.11)	(0.89)	—	(0.02)	(0.16)
Total distributions	—		(1.11)	(0.89)	—	(0.02)	(0.16)
Net asset value, end of period	$22.43		$17.72	$19.16	$15.80	$14.99	$15.57
Total return	26.58	%(3)	(1.61)%	26.88%	5.40%	(3.59)%	4.85%
Supplemental data and ratios:
Net assets,
end of period (millions)	$1,920.4		$1,337.4	$1,279.6	$1,105.1	$1,035.0	$910.9
Ratio of expenses to
average net assets	0.81	%(4)	0.81%	0.83%	0.82%	0.80%	0.85%
Ratio of expenses to
average net assets
(before waivers)	0.81	%(4)	0.81%	0.83%	0.82%	0.80%	0.87%
Ratio of net investment
loss to average net assets	(0.05	)%(4)	(0.15)%	(0.17)%	(0.14)%	(0.18)%	(0.17)%
Ratio of net investment
loss to average net assets
(before waivers)	(0.05	)%(4)	(0.15)%	(0.17)%	(0.14)%	(0.18)%	(0.19)%
Portfolio turnover rate(5)	20	%(3)	38%	45%	57%	53%	37%
(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird MidCap Fund – Investor Class

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Per Share Data:
Net asset value,
beginning of period	$16.76		$18.23	$15.10	$14.36	$14.96	$14.45
Income from
investment operations:
Net investment loss(1)	(0.03)		(0.08)	(0.07)	(0.06)	(0.06)	(0.06)
Net realized and unrealized
gains (losses) on investments	4.46		(0.28)	4.09	0.80	(0.52)	0.73
Total from
investment operations	4.43		(0.36)	4.02	0.74	(0.58)	0.67
Less distributions:
Distributions from
net realized gains	—		(1.11)	(0.89)	—	(0.02)	(0.16)
Total distributions	—		(1.11)	(0.89)	—	(0.02)	(0.16)
Net asset value, end of period	$21.19		$16.76	$18.23	$15.10	$14.36	$14.96
Total return	26.37	%(2)	(1.86)%	26.61%	5.08%	(3.80)%	4.62%
Supplemental data and ratios:
Net assets,
end of period (millions)	$124.6		$95.5	$111.4	$137.2	$184.1	$205.4
Ratio of expenses to
average net assets	1.06	%(3)	1.06%	1.08%	1.07%	1.05%	1.10%
Ratio of expenses to
average net assets
(before waivers)	1.06	%(3)	1.06%	1.08%	1.07%	1.05%	1.12%
Ratio of net investment
loss to average net assets	(0.30	)%(3)	(0.40)%	(0.42)%	(0.39)%	(0.43)%	(0.42)%
Ratio of net investment
loss to average net assets
(before waivers)	(0.30	)%(3)	(0.40)%	(0.42)%	(0.39)%	(0.43)%	(0.44)%
Portfolio turnover rate(4)	20	%(2)	38%	45%	57%	53%	37%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Growth Fund – Institutional Class

	Six Months Ended
	June 30, 2019		Period Ended
	(Unaudited)		December 31, 2018(1)
Per Share Data:
Net asset value, beginning of period	$8.95		$10.00
Income from investment operations:
Net investment loss(2)	(0.01)		(0.00	)(3)
Net realized and unrealized
gains (losses) on investments	2.35		(1.05)
Total from investment operations	2.34		(1.05)
Net asset value, end of period	$11.29		$8.95
Total return	26.15	%(4)	(10.50	)%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$13.0		$7.3
Ratio of expenses to average net assets	0.85	%(5)	0.85	%(5)
Ratio of expenses to average net assets (before waivers)	2.21	%(5)	3.88	%(5)
Ratio of net investment loss to average net assets	(0.23	)%(5)	(0.03	)%(5)
Ratio of net investment loss
to average net assets (before waivers)	(1.59	)%(5)	(3.06	)%(5)
Portfolio turnover rate(6)	27	%(4)	9	%(4)

(1)	Inception was close of business on October 31, 2018.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Growth Fund – Investor Class

	Six Months Ended
	June 30, 2019		Period Ended
	(Unaudited)		December 31, 2018(1)
Per Share Data:
Net asset value, beginning of period	$8.94		$10.00
Income from investment operations:
Net investment loss(2)	(0.03)		(0.00	)(3)
Net realized and unrealized
gains (losses) on investments	2.36		(1.06)
Total from investment operations	2.33		(1.06)
Net asset value, end of period	$11.27		$8.94
Total return	26.06	%(4)	(10.60	)%(4)
Supplemental data and ratios:
Net assets, end of period (thousands)	$55.9		$8.9
Ratio of expenses to average net assets	1.10	%(5)	1.10	%(5)
Ratio of expenses to average net assets (before waivers)	2.46	%(5)	4.13	%(5)
Ratio of net investment loss to average net assets	(0.48	)%(5)	(0.28	)%(5)
Ratio of net investment loss
to average net assets (before waivers)	(1.84	)%(5)	(3.31	)%(5)
Portfolio turnover rate(6)	27	%(4)	9	%(4)

(1)	Inception was close of business on October 31, 2018.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Value Fund – Institutional Class

	Six Months
	Ended							Period Ended
	June 30, 2019		Year Ended December 31,					December 31,
	(Unaudited)		2018		2017		2016	2015(1)
Per Share Data:
Net asset value, beginning of period	$10.51		$12.43		$10.29		$9.52	$10.00
Income from investment operations:
Net investment income(2)	0.06		0.04		0.07		0.13	0.02
Net realized and unrealized
gains (losses) on investments	1.35		(1.92)		2.14		0.72	(0.49)
Total from investment operations	1.41		(1.88)		2.21		0.85	(0.47)
Less distributions:
Distributions from
net investment income	—		(0.04)		(0.07)		(0.08)	(0.01)
Distributions from net realized gains	—		(0.00	)(3)	(0.00	)(3)	—	—
Total distributions	—		(0.04)		(0.07)		(0.08)	(0.01)
Net asset value, end of period	$11.92		$10.51		$12.43		$10.29	$9.52
Total return	13.42	%(4)	(15.11)%		21.48%		8.91%	(4.66	)%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$21.8		$17.1		$16.9		$11.9	$4.7
Ratio of expenses to average net assets	0.85	%(5)	0.94	%(6)	0.95%		0.95%	0.95	%(5)
Ratio of expenses to average
net assets (before waivers)	1.56	%(5)	1.75%		1.91%		2.86%	6.88	%(5)
Ratio of net investment income
to average net assets	1.12	%(5)	0.34%		0.62%		1.35%	1.96	%(5)
Ratio of net investment income (loss)
to average net assets (before waivers)	0.41	%(5)	(0.47)%		(0.34)%		(0.56)%	(3.97	)%(5)
Portfolio turnover rate(7)	12	%(4)	34%		60%		38%	15	%(4)

(1)	Inception was close of business on November 30, 2015.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 0.85%. Prior to December 1, 2018, the expense cap was 0.95%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Value Fund – Investor Class

	Six Months
	Ended							Period Ended
	June 30, 2019		Year Ended December 31,					December 31,
	(Unaudited)		2018		2017		2016	2015(1)
Per Share Data:
Net asset value, beginning of period	$10.48		$12.40		$10.28		$9.52	$10.00
Income from investment operations:
Net investment income(2)	0.05		0.01		0.04		0.11	0.01
Net realized and unrealized
gains (losses) on investments	1.34		(1.90)		2.13		0.71	(0.48)
Total from investment operations	1.39		(1.89)		2.17		0.82	(0.47)
Less distributions:
Distributions from
net investment income	—		(0.03)		(0.05)		(0.06)	(0.01)
Distributions from net realized gains	—		(0.00	)(3)	(0.00	)(3)	—	—
Total distributions	—		(0.03)		(0.05)		(0.06)	(0.01)
Net asset value, end of period	$11.87		$10.48		$12.40		$10.28	$9.52
Total return	13.26	%(4)	(15.25)%		21.08%		8.64%	(4.67	)%(4)
Supplemental data and ratios:
Net assets, end of period (thousands)	$410.0		$341.5		$86.1		$53.2	$19.0
Ratio of expenses to average net assets	1.10	%(5)	1.19	%(6)	1.20%		1.20%	1.20	%(5)
Ratio of expenses to average
net assets (before waivers)	1.81	%(5)	2.00%		2.16%		3.11%	7.13	%(5)
Ratio of net investment income
to average net assets	0.87	%(5)	0.09%		0.37%		1.10%	1.71	%(5)
Ratio of net investment income (loss)
to average net assets (before waivers)	0.16	%(5)	(0.72)%		(0.59)%		(0.81)%	(4.22	)%(5)
Portfolio turnover rate(7)	12	%(4)	34%		60%		38%	15	%(4)

(1)	Inception was close of business on November 30, 2015.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 1.10%. Prior to December 1, 2018, the expense cap was 1.20%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird SmallCap Value Fund – Institutional Class

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018		2017	2016	2015	2014
Per Share Data:
Net asset value,
beginning of period	$13.58		$16.99		$14.83	$13.03	$13.82	$14.01
Income from
investment operations:
Net investment income(1)	0.08		0.05		0.09	0.21	0.11	0.05
Net realized and unrealized
gains (losses) on investments	1.69		(2.85)		2.59	1.76	(0.82)	0.01
Total from
investment operations	1.77		(2.80)		2.68	1.97	(0.71)	0.06
Less distributions:
Distributions from
net investment income	—		(0.06)		(0.09)	(0.17)	(0.08)	(0.05)
Distributions from
net realized gains	—		(0.55)		(0.43)	—	—	(0.20)
Total distributions	—		(0.61)		(0.52)	(0.17)	(0.08)	(0.25)
Net asset value, end of period	$15.35		$13.58		$16.99	$14.83	$13.03	$13.82
Total return	13.03	%(2)	(16.45)%		18.05%	15.11%	(5.11)%	0.42%
Supplemental data and ratios:
Net assets,
end of period (millions)	$33.0		$28.8		$33.6	$28.2	$23.1	$23.5
Ratio of expenses to
average net assets	0.95	%(3)	1.00	%(4)	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average
net assets (before waivers)	1.38	%(3)	1.38%		1.35%	1.43%	1.51%	1.55%
Ratio of net investment
income to average net assets	1.04	%(3)	0.29%		0.61%	1.58%	0.79%	0.36%
Ratio of net investment
income (loss) to average
net assets (before waivers)	0.61	%(3)	(0.09)%		0.26%	1.15%	0.28%	(0.19)%
Portfolio turnover rate(5)	23	%(2)	36%		30%	49%	42%	42%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 0.95%. Prior to December 1, 2018, the expense cap was 1.00%.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird SmallCap Value Fund – Investor Class

	Six Months
	Ended
	June 30, 2019		Year Ended December 31,
	(Unaudited)		2018		2017	2016	2015	2014
Per Share Data:
Net asset value,
beginning of period	$13.58		$16.97		$14.81	$12.99	$13.78	$13.98
Income from
investment operations:
Net investment income(1)	0.06		0.01		0.06	0.18	0.07	0.02
Net realized and unrealized
gains (losses) on investments	1.70		(2.85)		2.58	1.75	(0.81)	0.00 (2)
Total from
investment operations	1.76		(2.84)		2.64	1.93	(0.74)	0.02
Less distributions:
Distributions from
net investment income	—		—		(0.05)	(0.11)	(0.05)	(0.02)
Distributions from
net realized gains	—		(0.55)		(0.43)	—	—	(0.20)
Total distributions	—		(0.55)		(0.48)	(0.11)	(0.05)	(0.22)
Net asset value, end of period	$15.34		$13.58		$16.97	$14.81	$12.99	$13.78
Total return	12.96	%(3)	(16.71)%		17.78%	14.84%	(5.37)%	0.13%
Supplemental data and ratios:
Net assets,
end of period (millions)	$0.9		$0.8		$2.6	$2.6	$2.0	$2.1
Ratio of expenses to
average net assets	1.20	%(4)	1.25	%(5)	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average
net assets (before waivers)	1.63	%(4)	1.63%		1.60%	1.68%	1.76%	1.80%
Ratio of net investment
income to average net assets	0.79	%(4)	0.04%		0.36%	1.33%	0.54%	0.11%
Ratio of net investment
income (loss) to average
net assets (before waivers)	0.36	%(4)	(0.34)%		0.01%	0.90%	0.03%	(0.44)%
Portfolio turnover rate(6)	23	%(3)	36%		30%	49%	42%	42%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 1.20%. Prior to December 1, 2018, the expense cap was 1.25%.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua International Growth Fund – Institutional Class

	Six Months
	Ended					Period Ended
	June 30, 2019		Year Ended December 31,			December 31,
	(Unaudited)		2018		2017	2016(1)
Per Share Data:
Net asset value,
beginning of period	$10.17		$12.59		$9.57	$10.00
Income from investment operations:
Net investment income(2)	0.08		0.06		0.04	0.00	(3)
Net realized and unrealized
gains (losses) on investments
and foreign currency translation	1.99		(2.19)		3.41	(0.43)
Total from investment operations	2.07		(2.13)		3.45	(0.43)
Less distributions:
Distributions from
net investment income	—		(0.06)		(0.02)	—
Distributions from
net realized gains	—		(0.23)		(0.41)	—
Total distributions	—		(0.29)		(0.43)	—
Paid in capital from redemption fees	0.00	(3)	0.00	(3)	0.00 (3)	—
Net asset value, end of period	$12.24		$10.17		$12.59	$9.57
Total return	20.35	%(4)	(16.94)%		36.11%	(4.30	)%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$153.9		$85.4		$74.2	$14.8
Ratio of expenses
to average net assets	0.80	%(5)	0.94	%(6)	0.95%	0.95	%(5)
Ratio of expenses to average
net assets (before waivers)	0.94	%(5)	1.07%		1.20%	2.32	%(5)
Ratio of net investment income
to average net assets	1.46	%(5)	0.51%		0.30%	0.06	%(5)
Ratio of net investment
income (loss) to average
net assets (before waivers)	1.32	%(5)	0.38%		0.05%	(1.31	)%(5)
Portfolio turnover rate(7)	14	%(4)	42%		71%	73	%(4)

(1)	Inception was close of business on April 15, 2016.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 0.80%. Prior to December 1, 2018, the expense cap was 0.95%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua International Growth Fund – Investor Class

	Six Months
	Ended						Period Ended
	June 30, 2019		Year Ended December 31,				December 31,
	(Unaudited)		2018		2017		2016(1)
Per Share Data:
Net asset value,
beginning of period	$10.15		$12.57		$9.56		$10.00
Income from investment operations:
Net investment income (loss)(2)	0.07		0.03		0.01		(0.01)
Net realized and unrealized
gains (losses) on investments
and foreign currency translation	1.98		(2.19)		3.41		(0.44)
Total from investment operations	2.05		(2.16)		3.42		(0.45)
Less distributions:
Distributions from
net investment income	—		(0.03)		(0.00	)(3)	—
Distributions from
net realized gains	—		(0.23)		(0.41)		—
Total distributions	—		(0.26)		(0.41)		—
Paid in capital from redemption fees	0.00	(3)	0.00	(3)	0.00	(3)	0.01
Net asset value, end of period	$12.20		$10.15		$12.57		$9.56
Total return	20.20	%(4)	(17.21)%		35.86%		(4.40	)%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$1.3		$2.1		$1.6		$0.3
Ratio of expenses
to average net assets	1.05	%(5)	1.19	%(6)	1.20%		1.20	%(5)
Ratio of expenses to average
net assets (before waivers)	1.19	%(5)	1.32%		1.45%		2.58	%(5)
Ratio of net investment income
(loss) to average net assets	1.21	%(5)	0.26%		0.05%		(0.19	)%(5)
Ratio of net investment
income (loss) to average
net assets (before waivers)	1.07	%(5)	0.13%		(0.20)%		(1.57	)%(5)
Portfolio turnover rate(7)	14	%(4)	42%		71%		73	%(4)

(1)	Inception was close of business on April 15, 2016.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 1.05%. Prior to December 1, 2018, the expense cap was 1.20%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua Global Growth Fund – Institutional Class

	Six Months
	Ended					Period Ended
	June 30, 2019		Year Ended December 31,			December 31,
	(Unaudited)		2018		2017	2016(1)
Per Share Data:
Net asset value,
beginning of period	$11.29		$13.43		$10.09	$10.00
Income from investment operations:
Net investment income (loss)(2)	0.05		0.00	(3)	(0.04)	(0.01)
Net realized and unrealized
gains (losses) on investments
and foreign currency translation	2.47		(1.98)		3.85	0.10
Total from investment operations	2.52		(1.98)		3.81	0.09
Less distributions:
Distributions from
net investment income	—		(0.00	)(3)	—	—
Distributions from
net realized gains	—		(0.16)		(0.47)	—
Total distributions	—		(0.16)		(0.47)	—
Paid in capital from redemption fees	0.00	(3)	0.00	(3)	0.00 (3)	—
Net asset value, end of period	$13.81		$11.29		$13.43	$10.09
Total return	22.32	%(4)	(14.70)%		37.75%	0.90	%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$49.2		$36.8		$23.2	$7.6
Ratio of expenses
to average net assets	0.80	%(5)	0.94	%(6)	0.95%	0.95	%(5)
Ratio of expenses to average
net assets (before waivers)	1.19	%(5)	1.34%		2.26%	3.65	%(5)
Ratio of net investment income
(loss) to average net assets	0.71	%(5)	0.01%		(0.30)%	(0.16	)%(5)
Ratio of net investment
income (loss) to average
net assets (before waivers)	0.32	%(5)	(0.39)%		(1.61)%	(2.86	)%(5)
Portfolio turnover rate(7)	11	%(4)	38%		61%	69	%(4)

(1)	Inception was close of business on April 15, 2016.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 0.80%. Prior to December 1, 2018, the expense cap was 0.95%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua Global Growth Fund – Investor Class

	Six Months
	Ended					Period Ended
	June 30, 2019		Year Ended December 31,			December 31,
	(Unaudited)		2018		2017	2016(1)
Per Share Data:
Net asset value,
beginning of period	$11.22		$13.37		$10.08	$10.00
Income from investment operations:
Net investment income (loss)(2)	0.03		(0.03)		(0.07)	(0.03)
Net realized and unrealized
gains (losses) on investments
and foreign currency translation	2.45		(1.96)		3.83	0.11
Total from investment operations	2.48		(1.99)		3.76	0.08
Less distributions:
Distributions from
net realized gains	—		(0.16)		(0.47)	—
Total distributions	—		(0.16)		(0.47)	—
Paid in capital from redemption fees(3)	0.00		0.00		0.00	0.00
Net asset value, end of period	$13.70		$11.22		$13.37	$10.08
Total return	22.10	%(4)	(14.86)%		37.29%	0.80	%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$1.2		$0.7		$0.7	$0.2
Ratio of expenses to average net assets	1.05	%(5)	1.19	%(6)	1.20%	1.20	%(5)
Ratio of expenses to average
net assets (before waivers)	1.44	%(5)	1.59%		2.51%	3.90	%(5)
Ratio of net investment income
(loss) to average net assets	0.46	%(5)	(0.24)%		(0.55)%	(0.41	)%(5)
Ratio of net investment
income (loss) to average
net assets (before waivers)	0.07	%(5)	(0.64)%		(1.86)%	(3.11	)%(5)
Portfolio turnover rate(7)	11	%(4)	38%		61%	69	%(4)

(1)	Inception was close of business on April 15, 2016.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 1.05%. Prior to December 1, 2018, the expense cap was 1.20%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2019 (Unaudited)

1.	Organization

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird MidCap Fund, the Baird Small/Mid Cap Growth Fund, the Baird Small/Mid Cap Value Fund, the Baird SmallCap Value Fund, the Chautauqua International Growth Fund and the Chautauqua Global Growth Fund (each a “Fund” and collectively the “Funds”), six of the 14 active funds in the series comprising the Corporation. Pursuant to the 1940 Act, the Funds are “diversified” series of the Corporation. The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).  The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Organizational costs were incurred to establish the Baird Small/Mid Cap Growth Fund and enable it to legally do business. These expenses were paid by the Advisor and are not subject to reimbursement by the Fund.

The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird MidCap Fund	December 29, 2000	December 29, 2000
Baird Small/Mid Cap Growth Fund	October 31, 2018	October 31, 2018
Baird Small/Mid Cap Value Fund	November 30, 2015	November 30, 2015
Baird SmallCap Value Fund	May 1, 2012	May 1, 2012
Chautauqua International Growth Fund	April 15, 2016	April 15, 2016
Chautauqua Global Growth Fund	April 15, 2016	April 15, 2016

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee up to 0.25%.  See Note 7.

The Baird MidCap Fund seeks long-term growth of capital through investments in equity securities of mid-capitalization companies.

The Baird Small/Mid Cap Growth Fund seeks long-term growth of capital through investments in equity securities of small- to mid-capitalization companies.

The Baird Small/Mid Cap Value Fund seeks long-term capital appreciation through investments in equity securities of small- to mid-capitalization companies.

The Baird SmallCap Value Fund seeks long-term capital appreciation through investments in equity securities of small-capitalization companies.

The Chautauqua International Growth Fund seeks to provide long-term capital appreciation through investment in equity securities of both U.S. and non-U.S. companies with medium to large market capitalization.

The Chautauqua Global Growth Fund seeks to provide long-term capital appreciation through investment in equity securities of both U.S. and non-U.S. companies with medium to large market capitalization.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. On June 30, 2019, shareholders affiliated with the Advisor held 65% of the Baird Small/Mid Growth Fund, 58% of the Baird Small/Mid Cap Value Fund, 50% of the Baird SmallCap Value Fund, and 51% of the Chautauqua Global Growth Fund. These shareholders included the Baird Foundation.

Notes to the Financial Statements
June 30, 2019 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”) require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, the Funds’ independent pricing service does not provide a price), the Board of Directors (the “Board”) of the Corporation must value the securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sale price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price.  Debt securities are valued at their evaluated bid prices as provided by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with maturities of 60 days or less are valued as described above unless an evaluated price is not available, in which case such security is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the fair value of the security, the security is priced at fair value as described below.  Investments in mutual funds, including money market funds, are valued at their stated net asset value (“NAV”). Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board.  In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, or it may use broker quotes or prices obtained from alternative independent pricing services or, if broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAV may fluctuate significantly from day to day or from period to period.

The Chautauqua International Growth and Chautauqua Global Growth Funds have retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Funds

Notes to the Financial Statements
June 30, 2019 (Unaudited)

2.	Significant Accounting Policies (cont.)

calculate their NAVs. The fair value pricing service uses statistical data based on historical performance of securities and markets, and other data in developing factors used to estimate fair value for that day.

b)
Foreign Securities – For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States.  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board.

c)
Foreign Currency Translation – Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When a Fund purchases or sells a foreign security, it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transaction. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held nor currency gains or losses realized between the trade and settlement dates on securities transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.

d)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the six months ended June 30, 2019, or for any other tax years which are open for exam.  As of June 30, 2019, open tax years include the tax years ended December 31, 2015 through 2018.  The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense, respectively, in the Statement of Operations.  During the period, the Funds did not incur any interest or penalties.

e)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on trade date. Dividends from net investment income, if any, are declared and paid annually.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  Distributions received from underlying investments in real estate investment trusts (“REITs”) may be classified as dividends, capital gains or return of capital.  All distributions to shareholders are recorded on the ex-dividend date.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.  GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

Notes to the Financial Statements
June 30, 2019 (Unaudited)

2.	Significant Accounting Policies (cont.)

f)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their respective assets or are divided equally amongst the Funds.

g)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)
Securities Transactions and Investment Income – Net realized gains and losses on sales of securities are computed using the identified cost basis.  For financial reporting purposes, investment transactions are recorded on the trade date.  Dividend income is recognized on the ex-dividend date net of withholding taxes, if any, and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been accounted for in accordance with the Funds’ interpretation of applicable tax laws of the countries in which they invest.

i)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

j)
New Accounting Pronouncements – In August 2018, FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has early adopted the relevant provisions of the disclosure framework.

In March 2017, the FASB issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has assessed these changes and concluded these changes do not have a material impact on the Funds’ financial statements.

Notes to the Financial Statements
June 30, 2019 (Unaudited)

3.	Capital Share Transactions

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird MidCap Fund
	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	18,127,839	$376,412,770	18,178,809	$370,633,367
Shares issued to shareholders
in reinvestment of distributions	—	—	3,505,031	60,882,398
Shares redeemed	(7,981,049)	(166,694,661)	(12,994,679)	(263,687,717)
Net increase	10,146,790	$209,718,109	8,689,161	$167,828,048
Shares Outstanding:
Beginning of period	75,459,579		66,770,418
End of period	85,606,369		75,459,579

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	751,708	$14,312,803	1,107,823	$21,531,172
Shares issued to shareholders
in reinvestment of distributions	—	—	353,616	5,809,907
Shares redeemed	(568,708)	(11,296,578)	(1,875,673)	(37,377,912)
Net increase (decrease)	183,000	$3,016,225	(414,234)	$(10,036,833)
Shares Outstanding:
Beginning of period	5,697,191		6,111,425
End of period	5,880,191		5,697,191
Total net increase		$212,734,334		$157,791,215

Baird Small/Mid Cap Growth Fund
	Six Months Ended		Period Ended
	June 30, 2019		December 31, 2018^
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	342,088	$3,639,552	813,957	$8,001,208
Shares redeemed	(6,956)	(75,465)	—	—
Net increase	335,132	$3,564,087	813,957	$8,001,208
Shares Outstanding:
Beginning of period	813,957		—
End of period	1,149,089		813,957

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,959	$42,239	1,000	$10,000
Net increase	3,959	$42,239	1,000	$10,000
Shares Outstanding:
Beginning of period	1,000		—
End of period	4,959		1,000
Total net increase		$3,606,326		$8,011,208
^  Inception was the close of business on October 31, 2018.

Notes to the Financial Statements
June 30, 2019 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird Small/Mid Cap Value Fund

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	296,456	$3,433,539	370,436	$4,588,085
Shares issued to shareholders
in reinvestment of distributions	—	—	5,478	56,691
Shares redeemed	(90,986)	(1,064,278)	(109,927)	(1,359,260)
Net increase	205,470	$2,369,261	265,987	$3,285,516
Shares Outstanding:
Beginning of period	1,622,751		1,356,764
End of period	1,828,221		1,622,751

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,119	$24,371	27,878	$327,713
Shares issued to shareholders
in reinvestment of distributions	—	—	77	794
Shares redeemed	(155)	(1,828)	(2,310)	(28,694)
Net increase	1,964	$22,543	25,645	$299,813
Shares Outstanding:
Beginning of period	32,587		6,942
End of period	34,551		32,587
Total net increase		$2,391,804		$3,585,329

Baird SmallCap Value Fund
	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	179,121	$2,674,577	326,678	$5,628,102
Shares issued to shareholders
in reinvestment of distributions	—	—	79,232	1,059,328
Shares redeemed	(144,481)	(2,183,101)	(267,481)	(4,447,469)
Net increase	34,640	$491,476	138,429	$2,239,961
Shares Outstanding:
Beginning of period	2,118,010		1,979,581
End of period	2,152,650		2,118,010

Notes to the Financial Statements
June 30, 2019 (Unaudited)

3.	Capital Share Transactions (cont.)

Baird SmallCap Value Fund (cont.)

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	4,080	$61,013	15,815	$270,824
Shares issued to shareholders
in reinvestment of distributions	—	—	1,607	21,502
Shares redeemed	(4,493)	(67,336)	(113,998)	(2,000,496)
Net decrease	(413)	$(6,323)	(96,576)	$(1,708,170)
Shares Outstanding:
Beginning of period	55,851		152,427
End of period	55,438		55,851
Total net increase		$485,153		$531,791

Chautauqua International Growth Fund
	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	4,840,439	$55,611,318	3,757,570	$46,499,046
Shares issued to shareholder
in reinvestment of dividends	—	—	209,939	2,118,285
Shares redeemed	(658,158)	(7,494,048)	(1,463,773)	(17,658,561)
Redemption fees	—	18,977	—	20,078
Net increase	4,182,281	$48,136,247	2,503,736	$30,978,848
Shares Outstanding:
Beginning of period	8,395,206		5,891,470
End of period	12,577,487		8,395,206

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	12,947	$151,900	177,197	$2,198,618
Shares issued to shareholder
in reinvestment of dividends	—	—	4,738	47,755
Shares redeemed	(117,272)	(1,371,613)	(99,219)	(1,119,911)
Redemption fees	—	6	—	92
Net increase (decrease)	(104,325)	$(1,219,707)	82,716	$1,126,554
Shares Outstanding:
Beginning of period	211,470		128,754
End of period	107,145		211,470
Total net increase		$46,916,540		$32,105,402

Notes to the Financial Statements
June 30, 2019 (Unaudited)

3.	Capital Share Transactions (cont.)

Chautauqua Global Growth Fund

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	551,415	$7,195,926	1,906,230	$25,534,158
Shares issued to shareholders
in reinvestment of distributions	—	—	41,947	468,971
Shares redeemed	(252,471)	(3,235,281)	(417,200)	(5,362,851)
Redemption fees	—	3,461	—	6,272
Net increase	298,944	$3,964,106	1,530,977	$20,646,550
Shares Outstanding:
Beginning of period	3,261,643		1,730,666
End of period	3,560,587		3,261,643

	Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	31,780	$412,394	38,349	$529,992
Shares issued to shareholders
in reinvestment of distributions	—	—	905	10,060
Shares redeemed	(7,733)	(103,942)	(25,595)	(336,164)
Redemption fees	—	50	—	39
Net increase	24,047	$308,502	13,659	$203,927
Shares Outstanding:
Beginning of period	63,636		49,977
End of period	87,683		63,636
Total net increase		$4,272,608		$20,850,477

During the period ended June 30, 2019, Chautauqua International Growth Fund satisfied a purchase in kind request made by a large institutional shareholder by transferring cash and securities into the fund. The transfers were effected in accordance with policies and procedures approved by the Board. Consideration received and shares exchanged were as follows:

		Value of Cash and
Effective Date	Fund	Securities Received	Shares Exchanged
February 28, 2019	Chautauqua International Growth Fund	$26,869,633	2,367,369

4. Investment Transactions and Income Tax Information

During the six months ended June 30, 2019, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird	Baird	Baird	Chautauqua	Chautauqua
	MidCap	Small/Mid Cap	Small/Mid Cap	SmallCap	International	Global Growth
	Fund	Growth Fund	Value Fund	Value Fund	Growth Fund	Fund
Purchases:	$542,847,060	$5,998,697	$5,744,616	$9,549,076	$34,147,199	$9,028,348
Sales:	$350,843,052	$2,641,131	$2,279,273	$6,967,873	$16,589,463	$4,645,878

The Funds did not purchase or sell U.S. Government securities during the six months ended June 30, 2019.

Notes to the Financial Statements
June 30, 2019 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)

As of December 31, 2018, the components of distributable earnings (losses) for income tax purposes were as follows:

	Baird	Baird	Baird
	MidCap	Small/Mid Cap	Small/Mid Cap
	Fund	Growth Fund	Value Fund
Cost of investments	$1,201,047,423	$8,132,032	$16,658,731
Gross unrealized appreciation	$338,528,051	$46,693	$2,369,078
Gross unrealized depreciation	(92,050,945)	(738,330)	(1,637,351)
Net unrealized appreciation (depreciation)	246,477,106	(691,637)	731,727
Undistributed ordinary income	—	—	1,979
Undistributed long-term capital gains	20,671,361	—	—
Total distributable earnings,
before other accumulated losses	20,671,361	—	1,979
Other accumulated losses	(4,196,456)	(29,114)	(780,291)
Total distributable earnings (loss)	$262,952,011	$(720,751)	$(46,585)

	Baird	Chautauqua	Chautauqua
	SmallCap	International	Global
	Value Fund	Growth Fund	Growth Fund
Cost of investments	$25,060,992	$94,274,545	$41,168,706
Gross unrealized appreciation	$6,014,746	$7,962,317	$3,170,469
Gross unrealized depreciation	(2,278,131)	(15,891,022)	(7,314,471)
Net unrealized appreciation (depreciation)	3,736,615	(7,928,705)	(4,144,002)
Undistributed ordinary income	—	6,382	204,652
Undistributed long-term capital gains	—	—	24,923
Total distributable earnings,
before other accumulated losses	—	6,382	229,575
Other accumulated losses	(756,813)	(328,653)	(971)
Total distributable earnings (loss)	$2,979,802	$(8,250,976)	$(3,915,398)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are primarily due to differing treatments for equalization accounting for tax purposes, the disallowance of a net operating loss, redesignation of dividends, capital gain distributions received from underlying REIT securities, and the reclassification of foreign currency gains and losses.  These reclassifications have no effect on net assets or net asset value per share.

Notes to the Financial Statements
June 30, 2019 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)

Distributions to Shareholders

Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

During the six months ended June 30, 2019, the Funds did not pay any distributions.  During the year ended December 31, 2018, the Funds paid the following distributions:

	Year Ended December 31, 2018
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
Baird MidCap Fund	$1,973,593	$83,684,201	$85,657,794
Baird Small/MidCap Value Fund	60,428	6,978	67,406
Baird SmallCap Value Fund	99,147	1,168,159	1,267,306
Chautauqua International Growth Fund	2,231,961	127,086	2,359,047
Chautauqua Global Growth Fund	279,792	248,702	528,494

The Funds in the table below designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2018. To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

At December 31, 2018, the following Funds deferred, on a tax basis, qualified late year losses:

Fund	Loss Deferral
Baird MidCap Fund	$4,196,456
Baird SmallCap Value Fund	756,813
Chautauqua International Growth Fund	323,018
Chautauqua Global Growth Fund	1,314

At December 31, 2018, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Baird Small/Mid Cap Growth Fund	$29,114	$—	Indefinite	Indefinite
Baird Small/Mid Cap Value Fund	436,595	343,696	Indefinite	Indefinite

Notes to the Financial Statements
June 30, 2019 (Unaudited)

5.	Investment Advisory and Other Agreements

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services.  Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rates as follows:

Fund	Investment Advisory Fees
Baird MidCap Fund	0.75%
Baird Small/Mid Cap Growth Fund	0.75%
Baird Small/Mid Cap Value Fund	0.75%
Baird SmallCap Value Fund	0.85%
Chautauqua International Growth Fund	0.75%
Chautauqua Global Growth Fund	0.75%

The Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses, including interest expense and the fees and expenses incurred by the Funds in connection with the Funds’ investments in other investment companies (exclusive of taxes, brokerage commissions and extraordinary expenses) to the extent necessary to ensure that each Fund’s total operating expenses do not exceed the following annual percentages of average daily net assets:

	Effective December 1, 2018(1)
	Institutional	Investor
Fund	Class	Class
Baird MidCap Fund	0.85%	1.10%
Baird Small/Mid Cap Growth Fund	0.85%	1.10%
Baird Small/Mid Cap Value Fund	0.85%	1.10%
Baird SmallCap Value Fund	0.95%	1.20%
Chautauqua International Growth Fund	0.80%	1.05%
Chautauqua Global Growth Fund	0.80%	1.05%

(1)	The Expense Cap/Reimbursement Agreement is in effect through at least April 30, 2020.

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed.  A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Six Months
	Ended
	June 30,	Fiscal Year Ended December 31,
	2019	2018		2017	2016
Subject to Recovery on or before:	2022	2021		2020	2019
Fund
Baird Small/Mid Cap Growth Fund	$69,364	$32,277	(1)	N/A	N/A
Baird Small/Mid Cap Value Fund	73,196	151,826		$129,251	$156,332
Baird SmallCap Value Fund	70,312	135,562		110,672	116,311
Chautauqua International Growth Fund	87,998	116,439		137,404	95,476
Chautauqua Global Growth Fund	86,362	155,834		170,958	102,142

(1)	For the period from close of business on October 31, 2018 (inception date) through December 31, 2018.

Notes to the Financial Statements
June 30, 2019 (Unaudited)

5.	Investment Advisory and Other Agreements (cont.)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the six months ended June 30, 2019 for the Funds.

Certain officers and employees of the Advisor are also officers of the Funds.

6.	Line of Credit

The Corporation maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the Funds a temporary liquidity source to meet unanticipated redemptions. The LOC is unsecured at all times, and is subject to certain restrictions and covenants. Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total eligible net assets (including the amount borrowed) of the respective Fund, or $600,000,000 of total borrowings for all Funds, whichever is less. U.S. Bank charges interest at the U.S. Bank’s Prime Rate less 2%, but in no event less than a net rate of 1% per annum. The LOC matures on May 25, 2020, unless renewed. The Funds have authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.

The Funds did not borrow from the LOC during the six months ended June 30, 2019.  As of June 30, 2019, the Prime Rate was 5.50%. At June 30, 2019, the Funds did not have any outstanding borrowings under the LOC.

7.	Distribution and Shareholder Service Plan

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares.

For the six months ended June 30, 2019, the Funds incurred fees pursuant to the Plan as follows:

Baird MidCap Fund	$143,316
Baird Small/Mid Cap Growth Fund	39
Baird Small/Mid Cap Value Fund	483
Baird SmallCap Value Fund	1,028
Chautauqua International Growth Fund	2,318
Chautauqua Global Growth Fund	1,258

Notes to the Financial Statements
June 30, 2019 (Unaudited)

8.	Redemption Fees

A redemption fee of 2.00% will be assessed on Institutional and Investor Class shares of the Chautauqua International Growth Fund and Chautauqua Global Growth Fund if redeemed (including in connection with an exchange) 90 days or less from their date of purchase, determined on a first-in, first-out (“FIFO”) basis.  The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

For the six months ended June 30, 2019, the Funds charged redemption fees as follows:

Chautauqua International Growth Fund	$18,983
Chautauqua Global Growth Fund	$3,511

The Baird MidCap Fund, Baird Small/Mid Cap Growth Fund, Baird Small/Mid Cap Value Fund and Baird SmallCap Value Fund do not charge redemption fees.

9.	Subsequent Events

In preparing these financial statements, management has evaluated events after June 30, 2019.  There were no subsequent events since June 30, 2019, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT (beginning with filings after March 31, 2019).  The Funds’ filings on Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may also be obtained by calling toll-free 1-866-44BAIRD.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
John W. Feldt
Darren R. Jackson
Cory L. Nettles
Marlyn J. Spear (Chair)
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Item 2. Code of Ethics.

Not applicable – only required for annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable – only required for annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable – only required for annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

(a)
The complete Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Baird MidCap Fund, Baird Small/Mid Cap Growth Fund, Baird Small/Mid Cap Value Fund, Baird SmallCap Value Fund, Chautauqua International Growth Fund and Chautauqua Global Growth Fund are included as part of the report to shareholders filed under Item 1.  The Summary Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond, Baird Short-Term Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund are included as part of the report to shareholders filed under Item 1. The complete Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond, Baird Short-Term Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund are listed below.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2019 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.375%, 12/15/2019	$171,000,000	$170,458,946
1.375%, 02/15/2020	56,000,000	55,759,375
1.500%, 06/15/2020	93,000,000	92,589,490
Total U.S. Treasury Securities		318,807,811	22.6%

Other Government Related Securities
Industrial Bank of Korea,
3.176%, 08/02/2021 (3 Month LIBOR USD + 0.600%) (1)(2)(3)	4,000,000	4,012,827
Petroleos Mexicanos,
6.000%, 03/05/2020 (1)	2,000,000	2,025,000
Syngenta Finance NV,
3.698%, 04/24/2020 (1)(2)	7,500,000	7,552,508
Total Other Government Related Securities		13,590,335	1.0%

Corporate Bonds
Industrials
AbbVie, Inc.,
2.500%, 05/14/2020	6,196,000	6,195,410
Actavis Funding SCS:
3.000%, 03/12/2020 (1)	6,500,000	6,519,057
3.691%, 03/12/2020 (3 Month LIBOR USD + 1.255%) (1)(3)	1,500,000	1,509,575
Air Liquide Finance SA,
1.375%, 09/27/2019 (1)(2)	5,564,000	5,547,906
Alimentation Couche-Tard, Inc.:
2.350%, 12/13/2019 (1)(2)	2,530,000	2,527,166
2.950%, 12/13/2019 (3 Month LIBOR USD + 0.500%) (1)(2)(3)	2,320,000	2,320,500
America Movil SAB de CV,
5.000%, 03/30/2020 (1)	2,500,000	2,547,050
Andeavor Logistics LP / Tesoro Logistics Finance Corp.,
5.500%, 10/15/2019	3,470,000	3,486,132
AT&T, Inc.,
3.616%, 06/12/2024 (3 Month LIBOR USD + 1.180%) (3)	6,000,000	6,075,438
Bayer US Finance II LLC,
2.979%, 06/25/2021 (3 Month LIBOR USD + 0.630%) (2)(3)	3,000,000	2,979,856
Bayer US Finance LLC,
2.375%, 10/08/2019 (2)	4,950,000	4,943,506
Becton Dickinson and Co.:
2.675%, 12/15/2019	4,500,000	4,501,421
2.404%, 06/05/2020	725,000	724,452
3.194%, 12/29/2020 (3 Month LIBOR USD + 0.875%) (3)	2,250,000	2,250,333
Boardwalk Pipelines LP,
5.750%, 09/15/2019	6,450,000	6,483,256
Brambles USA, Inc.,
5.350%, 04/01/2020 (2)	4,917,000	5,028,723
Broadcom, Inc.,
2.375%, 01/15/2020	10,500,000	10,481,747
Campbell Soup Co.,
3.040%, 03/15/2021 (3 Month LIBOR USD + 0.630%) (3)	4,275,000	4,266,358
Cardinal Health, Inc.,
2.400%, 11/15/2019	7,000,000	6,994,413
Cenovus Energy, Inc.,
5.700%, 10/15/2019 (1)	440,385	443,788
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.329%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	1,500,000	1,503,581
Cigna Corp.,
3.060%, 09/17/2021 (3 Month LIBOR USD + 0.650%) (2)(3)	2,000,000	2,000,844
CNH Industrial Capital LLC,
3.375%, 07/15/2019	2,068,000	2,068,478
Columbia Pipeline Group, Inc.,
3.300%, 06/01/2020	5,085,000	5,119,281
Conagra Brands, Inc.,
3.342%, 10/22/2020 (3 Month LIBOR USD + 0.750%) (3)	3,000,000	3,000,476
Constellation Brands, Inc.,
3.875%, 11/15/2019	700,000	703,221
CVS Health Corp.,
3.173%, 03/09/2021 (3 Month LIBOR USD + 0.720%) (3)	7,485,000	7,518,003
Daimler Finance North America LLC:
3.100%, 05/04/2020 (2)	2,000,000	2,010,646
2.200%, 05/05/2020 (2)	1,243,000	1,240,395
2.973%, 02/22/2021 (3 Month LIBOR USD + 0.450%) (2)(3)	3,500,000	3,498,050
3.403%, 02/22/2022 (3 Month LIBOR USD + 0.880%) (2)(3)	3,150,000	3,168,994
Danone SA,
1.691%, 10/30/2019 (1)(2)	1,000,000	997,350
Deutsche Telekom International Finance BV:
1.500%, 09/19/2019 (1)(2)	3,000,000	2,994,237
3.168%, 01/17/2020 (3 Month LIBOR USD + 0.580%) (1)(2)(3)	2,000,000	2,002,395
Dollar Tree, Inc.,
3.288%, 04/17/2020 (3 Month LIBOR USD + 0.700%) (3)	10,231,000	10,232,180
DuPont de Nemours, Inc.,
3.228%, 11/15/2020 (3 Month LIBOR USD + 0.710%) (3)	5,222,000	5,255,701
DXC Technology Co.,
3.470%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	6,159,000	6,159,066
EMD Finance LLC,
2.400%, 03/19/2020 (2)	11,200,000	11,190,221
Enable Oklahoma Intrastate Transmission LLC,
6.250%, 03/15/2020 (2)	1,700,000	1,738,199
Enbridge Energy Partners LP,
5.200%, 03/15/2020	9,930,000	10,100,955
ERAC USA Finance LLC,
2.350%, 10/15/2019 (2)	3,600,000	3,595,744
Ford Motor Credit Co. LLC:
1.897%, 08/12/2019	1,761,000	1,759,316
3.495%, 11/04/2019 (3 Month LIBOR USD + 0.930%) (3)	4,500,000	4,505,804
3.311%, 01/09/2020 (3 Month LIBOR USD + 1.000%) (3)	1,125,000	1,127,225
2.459%, 03/27/2020	3,200,000	3,190,557
3.226%, 06/12/2020 (3 Month LIBOR USD + 0.790%) (3)	2,000,000	1,994,561
Fresenius Medical Care US Finance II, Inc.,
5.625%, 07/31/2019 (2)	4,500,000	4,508,410
General Electric Co.:
6.000%, 08/07/2019	4,000,000	4,013,112
5.500%, 01/08/2020	6,082,000	6,168,407
General Mills, Inc.,
3.141%, 04/16/2021 (3 Month LIBOR USD + 0.540%) (3)	3,500,000	3,501,169
General Motors Co.,
3.353%, 09/10/2021 (3 Month LIBOR USD + 0.900%) (3)	1,500,000	1,495,535
General Motors Financial Co., Inc.:
2.350%, 10/04/2019	2,000,000	1,998,910
2.650%, 04/13/2020	3,052,000	3,051,173
3.233%, 04/13/2020 (3 Month LIBOR USD + 0.930%) (3)	2,700,000	2,707,763
Gilead Sciences, Inc.,
1.850%, 09/20/2019	519,000	518,382
Grupo Bimbo SAB de CV,
4.875%, 06/30/2020 (1)(2)	5,639,000	5,751,725
Harley-Davidson Financial Services, Inc.,
2.400%, 09/15/2019 (2)	3,500,000	3,496,605
Harris Corp.,
2.700%, 04/27/2020	8,760,000	8,768,987
HCA, Inc.,
4.250%, 10/15/2019	3,000,000	3,012,172
Hewlett Packard Enterprise Co.,
2.100%, 10/04/2019 (2)	3,000,000	2,995,794
Holcim US Finance Sarl & Cie SCS,
6.000%, 12/30/2019 (1)(2)	4,000,000	4,055,036
Hyundai Capital America,
1.750%, 09/27/2019 (2)	5,900,000	5,885,747
Hyundai Capital America, Inc.:
3.132%, 04/03/2020 (3 Month LIBOR USD + 0.800%) (2)(3)	3,000,000	3,007,921
3.243%, 07/08/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	1,825,000	1,826,864
International Business Machines Corp.,
2.935%, 05/13/2021 (3 Month LIBOR USD + 0.400%) (3)	6,400,000	6,416,525
Kellogg Co.,
4.150%, 11/15/2019	5,000,000	5,028,973
Keysight Technologies, Inc.,
3.300%, 10/30/2019	9,475,000	9,485,525
Kinder Morgan Energy Partners LP,
6.850%, 02/15/2020	2,000,000	2,050,885
Kraft Heinz Foods Co.:
5.375%, 02/10/2020	4,539,000	4,613,845
2.800%, 07/02/2020	436,000	436,485
Marriott International, Inc.:
3.120%, 12/01/2020 (3 Month LIBOR USD + 0.600%) (3)	4,775,000	4,793,246
3.103%, 03/08/2021 (3 Month LIBOR USD + 0.650%) (3)	1,500,000	1,504,105
Martin Marietta Materials, Inc.:
2.887%, 12/20/2019 (3 Month LIBOR USD + 0.500%) (3)	6,147,000	6,146,905
3.173%, 05/22/2020 (3 Month LIBOR USD + 0.650%) (3)	2,305,000	2,305,081
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (2)	11,004,000	11,009,352
Molson Coors Brewing Co.,
2.250%, 03/15/2020	5,000,000	4,987,647
Mondelez International Holdings Netherlands BV,
1.625%, 10/28/2019 (1)(2)	2,990,000	2,979,482
Nissan Motor Acceptance Corp.:
2.250%, 01/13/2020 (2)	1,060,000	1,058,042
2.150%, 07/13/2020 (2)	1,150,000	1,145,242
3.016%, 09/21/2021 (3 Month LIBOR USD + 0.630%) (2)(3)	4,800,000	4,798,543
ONEOK Partners LP,
3.800%, 03/15/2020	8,000,000	8,055,151
Orange SA,
1.625%, 11/03/2019 (1)	4,045,000	4,032,275
Penske Truck Leasing Co.:
3.050%, 01/09/2020 (2)	5,185,000	5,191,252
3.200%, 07/15/2020 (2)	1,000,000	1,004,529
Pentair Finance SA,
2.650%, 12/01/2019 (1)	5,339,000	5,335,641
Phillips 66:
2.646%, 02/15/2020	2,500,000	2,500,201
3.053%, 04/15/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	3,000,000	3,001,290
Qualcomm, Inc.,
3.070%, 05/20/2020 (3 Month LIBOR USD + 0.550%) (3)	1,500,000	1,505,891
Roche Holdings, Inc.,
2.250%, 09/30/2019 (2)	450,000	450,015
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	7,000,000	7,113,750
Sherwin-Williams Co.,
2.250%, 05/15/2020	2,163,000	2,159,101
Shire Acquisitions Investments Ireland DAC,
1.900%, 09/23/2019 (1)	8,000,000	7,987,600
Siemens Financieringsmaatschappij NV,
1.300%, 09/13/2019 (1)(2)	2,500,000	2,493,779
Smithfield Foods, Inc.,
2.700%, 01/31/2020 (2)	6,372,000	6,358,759
Spirit AeroSystems, Inc.,
3.210%, 06/15/2021 (3 Month LIBOR USD + 0.800%) (3)	4,000,000	3,973,379
Suntory Holdings Ltd.,
2.550%, 09/29/2019 (1)(2)	7,516,000	7,512,074
Telefonica Emisiones SA:
5.877%, 07/15/2019 (1)	1,728,000	1,730,011
5.134%, 04/27/2020 (1)	3,000,000	3,061,312
Tencent Holdings Ltd.,
2.875%, 02/11/2020 (1)(2)	1,970,000	1,974,234
Time Warner Cable LLC,
5.000%, 02/01/2020	10,252,000	10,386,797
Tyco Electronics Group SA,
2.929%, 06/05/2020 (3 Month LIBOR USD + 0.450%) (1)(3)	5,000,000	5,005,427
United Technologies Corp.,
3.175%, 08/16/2021 (3 Month LIBOR USD + 0.650%) (3)	4,000,000	4,002,515
Verizon Communications, Inc.,
3.618%, 05/15/2025 (3 Month LIBOR USD + 1.100%) (3)	4,000,000	4,051,400
Viterra, Inc.,
5.950%, 08/01/2020 (1)(2)	8,000,000	8,266,080
Volkswagen Group of America Finance LLC:
2.400%, 05/22/2020 (2)	2,225,000	2,220,114
3.475%, 11/12/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	6,000,000	6,047,985
Vulcan Materials Co.,
3.170%, 03/01/2021 (3 Month LIBOR USD + 0.650%) (3)	9,236,000	9,243,019
Wabtec Corp.,
3.710%, 09/15/2021 (3 Month LIBOR USD + 1.300%) (3)	3,800,000	3,789,121
Walgreens Boots Alliance, Inc.,
2.700%, 11/18/2019	5,165,000	5,165,758
Williams Partners LP,
5.250%, 03/15/2020	9,976,000	10,160,315
Zimmer Holdings, Inc.,
2.700%, 04/01/2020	11,200,000	11,213,951
Total Industrials		475,017,888	33.8%

Utilities
DTE Gas Co.,
5.000%, 10/01/2019	3,700,000	3,724,879
EDP Finance BV,
4.125%, 01/15/2020 (1)(2)	10,925,000	10,949,035
Exelon Generation Co. LLC,
2.950%, 01/15/2020	1,437,000	1,438,600
Iberdrola Finance Ireland Ltd.,
5.000%, 09/11/2019 (1)(2)	3,000,000	3,013,178
Mississippi Power Co.,
2.961%, 03/27/2020 (3 Month LIBOR USD + 0.650%) (3)	2,000,000	2,000,491
Niagara Mohawk Power Corp.,
4.881%, 08/15/2019 (2)	4,500,000	4,511,791
Sempra Energy,
2.400%, 02/01/2020	3,615,000	3,613,974
Southern Co. Gas Capital Corp.,
5.250%, 08/15/2019	1,000,000	1,002,993
TECO Finance, Inc.,
5.150%, 03/15/2020	1,450,000	1,477,724
Total Utilities		31,732,665	2.2%

Financials
ABN AMRO Bank NV,
3.091%, 08/27/2021 (3 Month LIBOR USD + 0.570%) (1)(2)(3)	1,000,000	1,003,680
Air Lease Corp.,
2.125%, 01/15/2020	2,500,000	2,494,001
Bank of America Corp.:
2.969%, 10/01/2021 (3 Month LIBOR USD + 0.650%) (3)	1,965,000	1,970,174
2.999%, 06/25/2022 (3 Month LIBOR USD + 0.650%) (3)	4,000,000	4,011,538
Barclays PLC:
2.750%, 11/08/2019 (1)	8,000,000	7,991,875
2.875%, 06/08/2020 (1)	2,200,000	2,201,179
BB&T Corp.,
2.980%, 06/15/2020 (3 Month LIBOR USD + 0.570%) (3)	791,000	794,902
BPCE SA,
2.500%, 07/15/2019 (1)	4,000,000	3,999,680
Capital One Financial Corp.,
3.295%, 05/12/2020 (3 Month LIBOR USD + 0.760%) (3)	1,700,000	1,707,098
Capital One NA:
1.850%, 09/13/2019	750,000	748,967
2.350%, 01/31/2020	4,000,000	3,998,046
Citibank NA:
1.850%, 09/18/2019	3,000,000	2,996,941
3.123%, 05/20/2022 (3 Month LIBOR USD + 0.600%) (3)	7,000,000	7,008,760
Citizens Bank NA:
3.060%, 03/02/2020 (3 Month LIBOR USD + 0.540%) (3)	2,000,000	2,003,520
3.248%, 02/14/2022 (3 Month LIBOR USD + 0.720%) (3)	1,500,000	1,501,459
Compass Bank:
5.500%, 04/01/2020	1,738,000	1,773,535
3.181%, 06/11/2021 (3 Month LIBOR USD + 0.730%) (3)	4,750,000	4,745,831
Credit Agricole CIB,
2.957%, 10/03/2021 (3 Month LIBOR USD + 0.625%) (1)(3)	4,000,000	4,007,077
Credit Agricole SA,
3.423%, 06/10/2020 (3 Month LIBOR USD + 0.970%) (1)(2)(3)	1,000,000	1,007,226
Credit Suisse AG,
5.400%, 01/14/2020 (1)	2,000,000	2,029,213
Deutsche Bank AG:
3.273%, 07/13/2020 (3 Month LIBOR USD + 0.970%) (1)(3)	3,226,000	3,205,090
2.950%, 08/20/2020 (1)	3,183,000	3,160,066
Discover Bank:
7.000%, 04/15/2020	7,000,000	7,239,024
3.100%, 06/04/2020	2,810,000	2,823,572
First Tennessee Bank NA,
2.950%, 12/01/2019	6,250,000	6,257,162
GATX Corp.,
2.600%, 03/30/2020	4,997,000	4,992,484
Goldman Sachs Group, Inc.:
2.550%, 10/23/2019	2,455,000	2,455,910
6.000%, 06/15/2020	4,000,000	4,133,073
4.291%, 02/25/2021 (3 Month LIBOR USD + 1.770%) (3)	2,285,000	2,336,373
HSBC Holdings PLC:
3.120%, 05/18/2021 (3 Month LIBOR USD + 0.600%) (1)(3)	3,000,000	3,002,370
3.086%, 09/11/2021 (3 Month LIBOR USD + 0.650%) (1)(3)	2,000,000	2,001,850
HSBC USA, Inc.,
3.145%, 11/13/2019 (3 Month LIBOR USD + 0.610%) (3)	250,000	250,516
JPMorgan Chase & Co.:
3.547%, 01/23/2020 (3 Month LIBOR USD + 0.955%) (3)	1,000,000	1,005,080
3.012%, 06/18/2022 (3 Month LIBOR USD + 0.610%) (3)	3,000,000	3,005,192
KEB Hana Bank,
3.038%, 04/05/2020 (3 Month LIBOR USD + 0.725%) (1)(2)(3)	3,000,000	3,005,430
Lloyds Bank Plc,
3.055%, 05/07/2021 (3 Month LIBOR USD + 0.490%) (1)(3)	3,665,000	3,663,579
Macquarie Group Ltd.,
7.625%, 08/13/2019 (1)(2)	3,725,000	3,746,712
Marsh & McLennan Companies, Inc.,
3.519%, 12/29/2021 (3 Month LIBOR USD + 1.200%) (3)	7,000,000	7,019,879
Mitsubishi UFJ Trust & Banking Corp.,
2.450%, 10/16/2019 (1)(2)	2,984,000	2,984,103
Mizuho Financial Group, Inc.,
3.820%, 04/12/2021 (3 Month LIBOR USD + 1.480%) (1)(2)(3)	1,500,000	1,526,733
Morgan Stanley:
5.500%, 01/26/2020	7,500,000	7,628,864
3.722%, 01/27/2020 (3 Month LIBOR USD + 1.140%) (3)	500,000	502,758
3.772%, 01/20/2022 (3 Month LIBOR USD + 1.180%) (3)	2,500,000	2,526,393
National Bank of Canada,
2.996%, 06/12/2020 (3 Month LIBOR USD + 0.560%) (1)(3)	4,000,000	4,015,522
Nationwide Building Society,
2.350%, 01/21/2020 (1)(2)	3,500,000	3,496,133
Nomura Holdings, Inc.,
6.700%, 03/04/2020 (1)	3,000,000	3,084,379
Nordea Bank Abp:
1.625%, 09/30/2019 (1)(2)	1,005,000	1,002,628
2.950%, 09/30/2019 (3 Month LIBOR USD + 0.620%) (1)(2)(3)	1,500,000	1,502,102
Regions Bank,
3.035%, 08/13/2021 (3 Month LIBOR USD + 0.500%) (3)	3,500,000	3,496,990
Royal Bank of Scotland Group PLC,
6.400%, 10/21/2019 (1)	1,670,000	1,689,384
Santander Holdings USA, Inc.,
2.650%, 04/17/2020	6,225,000	6,223,271
Santander UK PLC,
3.178%, 11/15/2021 (3 Month LIBOR USD + 0.660%) (1)(3)	2,750,000	2,757,974
Standard Chartered PLC:
2.100%, 08/19/2019 (1)(2)	450,000	449,627
3.742%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	3,000,000	2,992,980
Sumitomo Mitsui Banking Corp.:
2.514%, 01/17/2020 (1)	4,500,000	4,503,301
2.938%, 01/17/2020 (3 Month LIBOR USD + 0.350%) (1)(3)	1,250,000	1,251,657
SunTrust Banks, Inc.,
3.115%, 05/17/2022 (3 Month LIBOR USD + 0.590%) (3)	8,400,000	8,413,068
Svenska Handelsbanken AB,
2.995%, 05/24/2021 (3 Month LIBOR USD + 0.470%) (1)(3)	3,725,000	3,741,763
Synchrony Bank,
2.955%, 03/30/2020 (3 Month LIBOR USD + 0.625%) (3)	4,550,000	4,553,908
Synchrony Financial:
2.700%, 02/03/2020	4,150,000	4,150,352
3.806%, 02/03/2020 (3 Month LIBOR USD + 1.230%) (3)	1,000,000	1,003,986
Toronto-Dominion Bank,
1.900%, 10/24/2019 (1)	6,000,000	5,991,730
UBS Group Funding Switzerland AG:
3.783%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	500,000	507,517
4.109%, 02/01/2022 (3 Month LIBOR USD + 1.530%) (1)(2)(3)	2,450,000	2,506,272
WEA Finance LLC / Westfield UK & Europe Finance PLC,
2.700%, 09/17/2019 (2)	2,000,000	1,999,906
Wells Fargo & Co.,
3.263%, 01/30/2020 (3 Month LIBOR USD + 0.680%) (3)	1,000,000	1,003,408
Total Financials		206,804,773	14.7%
Total Corporate Bonds		713,555,326	50.7%

Municipal Bonds
Berks County Municipal Authority,
2.750%, 05/15/2022 (Callable 07/01/2019) (4)	1,170,000	1,170,000
Total Municipal Bonds		1,170,000	0.1%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal National Mortgage Association (FNMA):
5.000%, 12/01/2019	143	146
5.000%, 04/01/2020	6,072	6,213
Total U.S. Government Agency Issues		6,359	0.0%

Non-U.S. Government Agency Issues
Aames Mortgage Investment Trust,
Series 2006-1, Class A3, 2.724%, 04/25/2036 (1 Month LIBOR USD + 0.320%) (3)	17,562	17,564
Accredited Mortgage Loan Trust,
Series 2005-4, Class A2D, 2.724%, 12/25/2035 (1 Month LIBOR USD + 0.320%) (3)	218,434	217,764
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 2.854%, 10/25/2035 (1 Month LIBOR USD + 0.450%) (3)	2,358,703	2,369,698
Carrington Mortgage Loan Trust:
Series 2005-NC1, Class M2, 3.184%, 02/26/2035 (1 Month LIBOR USD + 0.780%) (3)	1,317,283	1,319,518
Series 2007-HE1, Class A2, 2.554%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	871,747	867,367
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-WFH2, Class A4, 2.754%, 03/25/2037 (1 Month LIBOR USD + 0.350%) (3)	642,688	642,482
Series 2007-AMC4, Class A2C, 2.574%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	456,168	453,958
Countrywide Asset-Backed Certificates:
Series 2006-23, Class 2A3, 2.574%, 08/25/2033 (1 Month LIBOR USD + 0.170%) (3)	239,671	238,622
Series 2006-BC4, Class 2A2, 2.564%, 09/25/2036 (1 Month LIBOR USD + 0.160%) (3)	194,782	194,715
CWABS Asset-Backed Certificates Trust,
Series 2006-14, Class 2A2, 2.554%, 04/25/2033 (1 Month LIBOR USD + 0.150%) (3)	393,579	393,105
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A2, 2.810%, 03/25/2036 (1 Month LIBOR USD + 0.190%) (3)	539,658	539,430
GSAMP Trust:
Series 2005-WMC2, Class A2C, 3.104%, 11/25/2035 (1 Month LIBOR USD + 0.700%) (3)	799,010	800,172
Series 2006-HE4, Class A2C, 2.554%, 06/25/2036 (1 Month LIBOR USD + 0.150%) (3)	1,466,184	1,458,761
Home Equity Asset Trust:
Series 2006-2, Class 2A4, 2.714%, 05/25/2036 (1 Month LIBOR USD + 0.310%) (2)(3)	1,945,617	1,944,598
Series 2006-3, Class 1A1, 2.604%, 07/25/2036 (1 Month LIBOR USD + 0.200%) (3)	1,048,415	1,048,541
Series 2007-2, Class 2A2, 2.589%, 07/25/2037 (1 Month LIBOR USD + 0.185%) (3)	489,193	488,760
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A4, 2.564%, 06/25/2036 (1 Month LIBOR USD + 0.160%) (3)	89,491	89,413
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	32,423	32,836
New Century Home Equity Loan Trust,
Series 2005-2, Class M2, 3.079%, 06/25/2035 (1 Month LIBOR USD + 0.675%) (3)	1,748,218	1,749,183
Popular ABS Mortgage Pass-Through Trust,
Series 2006-C, Class A4, 2.654%, 07/25/2036 (1 Month LIBOR USD + 0.250%) (3)	1,267,111	1,261,752
RAMP Series Trust,
Series 2007-RZ1, Class A2, 2.564%, 02/25/2037 (1 Month LIBOR USD + 0.160%) (3)	1,646,518	1,638,969
RASC Series Trust,
Series 2005-KS11, Class M1, 2.804%, 12/25/2035 (1 Month LIBOR USD + 0.400%) (3)	2,780,794	2,785,231
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3, 2.584%, 05/25/2036 (1 Month LIBOR USD + 0.180%) (3)	1,658,369	1,656,372
Towd Point Mortgage Trust,
Series 2017-5, Class A1, 3.004%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	1,090,728	1,087,577
Total Non-U.S. Government Agency Issues		23,296,388	1.6%
Total Residential Mortgage-Backed Securities		23,302,747	1.6%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K008, Class A1, 2.746%, 12/25/2019	207,705	207,608
Total U.S. Government Agency Issues		207,608	0.0%

Non-U.S. Government Agency Issues
COMM Mortgage Trust,
Series 2012-CR2, Class ASB, 2.752%, 08/17/2045	4,033,985	4,042,484
Total Non-U.S. Government Agency Issues		4,042,484	0.3%
Total Commercial Mortgage-Backed Securities		4,250,092	0.3%

Asset Backed Securities
Ally Auto Receivables Trust:
Series 2018-2, Class A2, 2.640%, 02/16/2021	848,782	849,101
Series 2019-1, Class A2, 2.850%, 03/15/2022	10,560,000	10,596,757
American Express Credit Account Master Trust,
Series 2017-1, Class A, 1.930%, 09/15/2022	8,384,000	8,366,855
BA Credit Card Trust,
Series 2017-A1, Class A1, 1.950%, 08/15/2022	5,611,000	5,599,664
Barclays Dryrock Issuance Trust:
Series 2014-3, Class A, 2.410%, 07/15/2022	6,992,000	6,990,717
Series 2015-1, Class A, 2.200%, 12/15/2022	3,635,000	3,633,508
CarMax Auto Owner Trust:
Series 2015-2, Class A4, 1.800%, 03/15/2021	1,496,892	1,496,279
Series 2016-3, Class A3, 1.390%, 05/17/2021	794,767	792,130
Series 2015-4, Class A4, 1.830%, 06/15/2021	3,265,000	3,257,101
Series 2016-4, Class A3, 1.400%, 08/16/2021	3,849,502	3,832,131
Chase Issuance Trust,
Series 2016-A5, Class A5, 1.270%, 07/15/2021	4,355,000	4,353,189
Chesapeake Funding II LLC,
Series 2016-2A, Class A1, 1.880%, 06/15/2028 (2)	1,532,563	1,529,968
Citibank Credit Card Issuance Trust:
Series 2014-A6, Class A6, 2.150%, 07/15/2021	3,600,000	3,599,616
Series 2017-A9, Class A9, 1.800%, 09/20/2021	4,700,000	4,693,554
Series 2016-A1, Class A1, 1.750%, 11/19/2021	4,735,000	4,725,478
Series 2017-A3, Class A3, 1.920%, 04/07/2022	11,125,000	11,101,591
Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030 (4)	247,444	257,029
Dell Equipment Finance Trust:
Series 2017-2, Class A2A, 1.970%, 02/24/2020 (2)	56,973	56,952
Series 2018-1, Class A2A, 2.970%, 10/22/2020 (2)	2,001,816	2,007,185
Discover Card Execution Note Trust,
Series 2016-A4, Class A4, 1.390%, 03/15/2022	6,170,000	6,156,854
Ford Credit Auto Owner Trust:
Series 2016-A, Class A4, 1.600%, 06/15/2021	2,072,189	2,067,340
Series 2014-2, Class A, 2.310%, 04/15/2026 (2)	5,809,000	5,804,597
Series 2015-2, Class A, 2.440%, 01/15/2027 (2)	4,118,000	4,123,148
Ford Credit Floorplan Master Owner Trust:
Series 2016-3, Class A1, 1.550%, 07/15/2021	4,545,000	4,542,903
Series 2016-5, Class A1, 1.950%, 11/15/2021	3,000,000	2,994,899
GM Financial Automobile Leasing Trust:
Series 2017-2, Class A3, 2.020%, 09/21/2020	2,653,166	2,649,819
Series 2018-1, Class A3, 2.610%, 01/20/2021	5,150,000	5,155,414
Series 2019-2, Class A2A, 2.670%, 06/21/2021	2,800,000	2,810,113
GM Financial Consumer Automobile Receivables Trust,
Series 2019-2, Class A2A, 2.660%, 06/16/2022	5,000,000	5,019,151
GMF Floorplan Owner Revolving Trust,
Series 2017-1, Class A1, 2.220%, 01/18/2022 (2)	3,734,000	3,730,457
Golden Credit Card Trust:
Series 2016-5A, Class A, 1.600%, 09/15/2021 (1)(2)	5,020,000	5,011,022
Series 2017-2A, Class A, 1.980%, 04/15/2022 (1)(2)	1,450,000	1,444,832
Hyundai Auto Lease Securitization Trust:
Series 2017-B, Class A3, 1.970%, 07/15/2020 (2)	3,454,215	3,451,757
Series 2017-B, Class A4, 2.130%, 03/15/2021 (2)	4,798,000	4,792,092
Series 2017-A, Class A4, 2.130%, 04/15/2021 (2)	6,350,000	6,346,852
Hyundai Auto Receivables Trust,
Series 2019-A, Class A2, 2.670%, 12/15/2021	2,509,000	2,517,640
Master Credit Card Trust II,
Series 2017-1A, Class A, 2.260%, 07/21/2021 (1)(2)	10,130,000	10,124,390
Mercedes-Benz Auto Lease Trust,
Series 2018-B, Class A2, 3.040%, 12/15/2020	4,882,909	4,892,728
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Class A4, 1.750%, 12/15/2021	1,046,921	1,045,642
MMAF Equipment Finance LLC:
Series 2014-AA, Class A4, 1.590%, 02/08/2022 (2)	1,868,005	1,861,465
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	6,977,987	6,971,993
Nissan Auto Lease Trust,
Series 2017-B, Class A2A, 1.830%, 12/16/2019	49,103	49,084
Nissan Auto Receivables Owner Trust:
Series 2017-B, Class A2A, 1.560%, 05/15/2020	12,589	12,584
Series 2016-C, Class A3, 1.180%, 01/15/2021	2,005,152	1,998,084
Series 2017-B, Class A3, 1.750%, 10/15/2021	9,755,000	9,725,100
Series 2019-A, Class A2A, 2.820%, 01/18/2022	5,000,000	5,023,138
PFS Financing Corp.,
Series 2016-BA, Class A, 1.870%, 10/15/2021 (2)	15,497,000	15,463,912
Santander Retail Auto Lease Trust:
Series 2017-A, Class A2A, 2.020%, 03/20/2020 (2)	6,906	6,904
Series 2017-A, Class A3, 2.220%, 01/20/2021 (2)	4,600,000	4,596,859
Series 2017-A, Class A4, 2.370%, 01/20/2022 (2)	10,000,000	9,999,451
Securitized Term Auto Receivables Trust,
Series 2018-2A, Class A2A, 3.060%, 02/25/2021 (2)	2,201,093	2,208,108
SoFi Consumer Loan Program LLC:
Series 2016-2, Class A, 3.090%, 10/27/2025 (2)	1,369,791	1,374,908
Series 2017-1, Class A, 3.280%, 01/26/2026 (2)	454,878	458,543
Series 2017-3, Class A, 2.770%, 05/26/2026 (2)	1,689,320	1,692,506
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	2,105,949	2,107,542
Series 2018-4, Class A, 3.540%, 11/26/2027 (2)	1,778,345	1,798,767
SoFi Consumer Loan Program Trust,
Series 2018-2, Class A1, 2.930%, 04/26/2027 (2)	1,823,734	1,825,796
Synchrony Credit Card Master Note Trust:
Series 2016-3, Class A, 1.580%, 09/15/2022	6,370,000	6,357,128
Series 2015-1, Class A, 2.370%, 03/15/2023	12,075,000	12,076,331
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.320%, 12/20/2019 (2)	520,098	519,875
Series 2018-B, Class A, 3.710%, 08/20/2021 (2)	2,618,014	2,657,111
Toyota Auto Receivables Owner Trust:
Series 2017-C, Class A2A, 1.580%, 07/15/2020	254,345	254,162
Series 2017-B, Class A3, 1.760%, 07/15/2021	8,765,350	8,740,600
Verizon Owner Trust:
Series 2016-1A, Class A, 1.420%, 01/20/2021 (2)	424,486	424,128
Series 2016-2A, Class A, 1.680%, 05/20/2021 (2)	1,344,941	1,342,451
Series 2017-1A, Class A, 2.060%, 09/20/2021 (2)	7,480,626	7,470,398
Series 2017-3A, Class A1A, 2.060%, 04/20/2022 (2)	5,309,000	5,303,428
Volvo Financial Equipment LLC,
Series 2018-1A, Class A3, 2.540%, 02/15/2022 (2)	5,000,000	5,008,636
World Financial Network Credit Card Master Trust,
Series 2017-B, Class A, 1.980%, 06/15/2023	13,813,000	13,802,068
World Omni Automobile Lease Securitization Trust:
Series 2018-A, Class A3, 2.830%, 07/15/2021	773,000	776,709
Series 2019-A, Class A2, 2.890%, 11/15/2021	5,000,000	5,025,364
Total Asset Backed Securities		299,353,588	21.3%
Total Long-Term Investments (Cost $1,370,606,404)		1,374,029,899	97.6%

Short-Term Investment	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.32% (5)	19,702,975	19,702,975
Total Short-Term Investment (Cost $19,702,975)		19,702,975	1.4%
Total Investments (Cost $1,390,309,379)		1,393,732,874	99.0%
Other Assets in Excess of Liabilities		13,476,835	1.0%
TOTAL NET ASSETS		$1,407,209,709	100.0%

Notes to Schedule of Investments
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund's liquidity risk management program.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2019, the value of these securities total $345,759,533, which represents 24.57% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2019.
(5)	Seven-day yield.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2019 (Unaudited)
Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$318,807,811	$–	$318,807,811
Other Government Related Securities	–	13,590,335	–	13,590,335
Corporate Bonds	–	713,555,326	–	713,555,326
Municipal Bonds	–	1,170,000	–	1,170,000
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	6,359	–	6,359
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	23,296,388	–	23,296,388
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	207,608	–	207,608
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	4,042,484	–	4,042,484
Asset Backed Securities	–	299,353,588	–	299,353,588
Total Long-Term Investments	–	1,374,029,899	–	1,374,029,899
Short-Term Investment
Money Market Mutual Fund	19,702,975	–	–	19,702,975
Total Short-Term Investment	19,702,975	–	–	19,702,975
Total Investments	$19,702,975	$1,374,029,899	$–	$1,393,732,874

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report. See the Fund's Valuation Policy in Note 2a to the financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2019 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
2.375%, 04/15/2021	$655,000,000	$661,652,344
2.000%, 08/31/2021	348,900,000	350,753,531
1.125%, 09/30/2021	747,225,000	737,359,299
1.750%, 03/31/2022	16,825,000	16,835,516
1.875%, 03/31/2022	245,340,000	246,422,945
1.625%, 08/31/2022	115,000,000	114,647,410
Total U.S. Treasury Securities		2,127,671,045	32.1%

Other Government Related Securities
CNOOC Finance 2012 Ltd.,
3.875%, 05/02/2022 (1)(2)	14,112,000	14,546,213
Industrial Bank of Korea,
3.176%, 08/02/2021 (3 Month LIBOR USD + 0.600%) (1)(2)(3)	2,150,000	2,156,894
Nexen Energy ULC,
6.200%, 07/30/2019 (1)	2,065,000	2,070,968
Petroleos Mexicanos,
6.375%, 02/04/2021 (1)	5,000,000	5,130,000
Saudi Arabian Oil Co.,
2.750%, 04/16/2022 (1)(2)	5,000,000	5,046,233
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (1)(2)	8,000,000	7,999,791
Sinopec Group Overseas Development [2016] Ltd.,
1.750%, 09/29/2019 (1)(2)	2,375,000	2,371,366
Sinopec Group Overseas Development [2017] Ltd.,
2.375%, 04/12/2020 (1)(2)	10,125,000	10,121,962
Syngenta Finance NV:
3.933%, 04/23/2021 (1)(2)	10,000,000	10,181,467
3.125%, 03/28/2022 (1)	5,000,000	5,001,154
Total Other Government Related Securities		64,626,048	1.0%

Corporate Bonds
Industrials
Abbott Laboratories,
2.900%, 11/30/2021	4,440,000	4,513,569
Actavis Funding SCS:
3.000%, 03/12/2020 (1)	3,900,000	3,911,434
3.691%, 03/12/2020 (3 Month LIBOR USD + 1.255%) (1)(3)	1,000,000	1,006,383
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022 (1)(2)	32,985,000	33,050,006
Allergan Funding SCS,
3.450%, 03/15/2022 (1)	6,850,000	6,993,951
Andeavor Logistics LP,
3.500%, 12/01/2022	1,930,000	1,975,708
Anglo American Capital PLC:
4.125%, 04/15/2021 (1)(2)	27,700,000	28,334,128
3.750%, 04/10/2022 (1)(2)	5,000,000	5,110,500
ArcelorMittal:
5.500%, 03/01/2021 (1)	4,158,000	4,328,514
6.250%, 02/25/2022 (1)	28,418,000	30,830,900
AT&T, Inc.,
2.800%, 02/17/2021	11,025,000	11,094,045
AutoNation, Inc.:
5.500%, 02/01/2020	3,369,000	3,417,838
3.350%, 01/15/2021	4,603,000	4,644,996
Bayer US Finance II LLC:
3.500%, 06/25/2021 (2)	26,245,000	26,625,136
2.200%, 07/15/2022 (2)	2,250,000	2,177,524
Beam Suntory, Inc.,
3.250%, 05/15/2022	8,875,000	9,021,389
Becton Dickinson and Co.:
2.404%, 06/05/2020	10,350,000	10,342,174
3.125%, 11/08/2021	1,000,000	1,014,655
2.894%, 06/06/2022	22,500,000	22,805,674
Bemis Co, Inc.,
6.800%, 08/01/2019 (2)	9,375,000	9,402,336
Boardwalk Pipelines LP,
5.750%, 09/15/2019	10,750,000	10,805,427
Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (1)(2)	2,475,000	2,474,749
Broadcom, Inc.:
3.000%, 01/15/2022	29,970,000	30,047,873
3.125%, 10/15/2022 (2)	5,060,000	5,091,858
Bunge Limited Finance Corp.,
3.500%, 11/24/2020	10,250,000	10,345,539
Campbell Soup Co.,
3.300%, 03/15/2021	9,550,000	9,672,716
Cardinal Health, Inc.,
3.200%, 06/15/2022	9,922,000	10,078,686
Carlisle Companies, Inc.:
5.125%, 12/15/2020	2,950,000	3,045,205
3.750%, 11/15/2022	2,230,000	2,288,670
Celanese US Holdings LLC,
4.625%, 11/15/2022	3,395,000	3,596,348
Celgene Corp.,
2.875%, 02/19/2021	7,000,000	7,057,870
Cenovus Energy, Inc.,
5.700%, 10/15/2019 (1)	7,692,308	7,751,761
Charter Communications Operating LLC:
3.579%, 07/23/2020	3,150,000	3,178,239
4.464%, 07/23/2022	15,835,000	16,639,001
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.329%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	5,050,000	5,062,057
Cigna Corp.,
3.400%, 09/17/2021 (2)	3,000,000	3,058,492
CK Hutchison International Ltd.,
2.250%, 09/29/2020 (1)(2)	20,000,000	19,953,400
CNH Industrial Capital LLC:
3.375%, 07/15/2019	921,000	921,213
4.375%, 11/06/2020	9,810,000	9,988,542
4.875%, 04/01/2021	2,554,000	2,642,215
3.875%, 10/15/2021	13,460,000	13,722,470
4.375%, 04/05/2022	4,102,000	4,260,296
Columbia Pipeline Group, Inc.,
3.300%, 06/01/2020	6,575,000	6,619,326
Conagra Brands, Inc.:
4.950%, 08/15/2020	4,500,000	4,614,326
2.811%, 10/09/2020 (3 Month LIBOR USD + 0.500%) (3)	20,000,000	19,954,228
3.800%, 10/22/2021	4,825,000	4,959,425
Constellation Brands, Inc.:
3.218%, 11/15/2021 (3 Month LIBOR USD + 0.700%) (3)	10,020,000	10,025,018
3.200%, 02/15/2023	9,650,000	9,865,907
CVS Health Corp.:
2.800%, 07/20/2020	6,775,000	6,792,310
3.350%, 03/09/2021	19,550,000	19,821,574
2.125%, 06/01/2021	5,000,000	4,966,817
Daimler Finance North America LLC:
2.200%, 05/05/2020 (2)	5,000,000	4,989,519
3.350%, 05/04/2021 (2)	15,000,000	15,211,013
3.400%, 02/22/2022 (2)	13,000,000	13,264,354
Deutsche Telekom International Finance BV,
3.168%, 01/17/2020 (3 Month LIBOR USD + 0.580%) (1)(2)(3)	8,000,000	8,009,579
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	21,772,000	22,434,749
5.450%, 06/15/2023 (2)	10,000,000	10,777,917
Discovery Communications LLC:
2.200%, 09/20/2019	10,015,000	10,000,879
4.375%, 06/15/2021	4,650,000	4,813,239
Domtar Corp.,
4.400%, 04/01/2022	4,775,000	4,967,521
DuPont de Nemours, Inc.,
3.766%, 11/15/2020	10,000,000	10,191,394
DXC Technology Co.:
3.470%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	1,538,000	1,538,016
4.450%, 09/18/2022	12,900,000	13,610,453
Eastman Chemical Co.,
3.500%, 12/01/2021	8,000,000	8,183,889
Elanco Animal Health, Inc.,
3.912%, 08/27/2021 (2)	32,689,000	33,398,233
EMD Finance LLC,
2.950%, 03/19/2022 (2)	12,400,000	12,508,700
Enbridge Energy Partners LP,
4.375%, 10/15/2020	9,805,000	10,028,699
Encana Corp.,
3.900%, 11/15/2021 (1)	32,690,000	33,484,724
Energy Transfer Operating LP,
4.250%, 03/15/2023	15,933,000	16,632,716
Energy Transfer Partners LP,
4.150%, 10/01/2020	12,875,000	13,096,254
Energy Transfer Partners LP / Regency Energy Finance Corp.:
5.750%, 09/01/2020	1,175,000	1,208,035
5.000%, 10/01/2022	1,430,000	1,520,121
EQT Corp.,
2.500%, 10/01/2020	15,000,000	14,960,841
ERAC USA Finance LLC:
2.350%, 10/15/2019 (2)	19,400,000	19,377,067
2.600%, 12/01/2021 (2)	1,450,000	1,453,562
Express Scripts Holding Co.:
2.600%, 11/30/2020	14,425,000	14,463,047
3.274%, 11/30/2020 (3 Month LIBOR USD + 0.750%) (3)	7,000,000	7,000,571
3.300%, 02/25/2021	5,000,000	5,066,382
FedEx Corp.,
3.400%, 01/14/2022	7,000,000	7,176,576
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	1,673,000	1,697,713
2.250%, 08/15/2021	12,000,000	11,975,408
Fiserv, Inc.:
2.700%, 06/01/2020	3,500,000	3,507,048
4.750%, 06/15/2021	3,220,000	3,362,771
3.500%, 10/01/2022	6,350,000	6,543,225
FMC Corp.:
5.200%, 12/15/2019	4,496,000	4,544,955
3.950%, 02/01/2022	13,172,000	13,579,801
Ford Motor Credit Co. LLC:
1.897%, 08/12/2019	10,000,000	9,990,438
2.681%, 01/09/2020	5,000,000	4,996,948
3.200%, 01/15/2021	4,505,000	4,518,931
3.470%, 04/05/2021	2,500,000	2,517,460
2.979%, 08/03/2022	15,000,000	14,840,961
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (2)	20,045,000	20,961,582
Fox Corp.,
3.666%, 01/25/2022 (2)	5,000,000	5,167,082
Fresenius Medical Care US Finance II, Inc.:
4.125%, 10/15/2020 (2)	19,325,000	19,591,685
5.875%, 01/31/2022 (2)	1,000,000	1,068,100
Fresenius Medical Care US Finance, Inc.,
5.750%, 02/15/2021 (2)	4,782,000	4,987,626
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (2)	1,525,000	1,585,720
General Electric Co.,
3.150%, 09/07/2022	25,175,000	25,496,822
General Mills, Inc.,
3.200%, 04/16/2021	4,850,000	4,923,586
General Motors Financial Co, Inc.,
3.550%, 07/08/2022	5,000,000	5,089,473
General Motors Financial Co., Inc.:
3.365%, 08/07/2020 (3 Month LIBOR USD + 0.800%) (3)	7,000,000	7,008,694
3.700%, 11/24/2020	1,409,000	1,427,207
4.200%, 03/01/2021	1,215,000	1,241,964
3.550%, 04/09/2021	4,750,000	4,819,165
3.200%, 07/06/2021	8,500,000	8,574,631
4.200%, 11/06/2021	5,000,000	5,148,433
Genpact Luxembourg Sarl,
3.700%, 04/01/2022 (1)	5,511,000	5,553,693
Georgia-Pacific LLC,
5.400%, 11/01/2020 (2)	9,974,000	10,366,499
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (1)(2)	18,000,000	18,870,840
4.250%, 10/25/2022 (1)(2)	5,760,000	6,022,903
Grupo Bimbo SAB de CV:
4.875%, 06/30/2020 (1)(2)	28,075,000	28,636,224
4.500%, 01/25/2022 (1)(2)	3,799,000	3,930,658
Harris Corp.,
2.700%, 04/27/2020	1,010,000	1,011,036
HCA, Inc.,
6.500%, 02/15/2020	22,343,000	22,857,240
Hewlett Packard Enterprise Co.,
3.500%, 10/05/2021	5,000,000	5,119,331
Holcim US Finance Sarl & Cie SCS,
6.000%, 12/30/2019 (1)(2)	6,657,000	6,748,594
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022 (1)(2)	8,000,000	8,395,051
Hyundai Capital America:
1.750%, 09/27/2019 (2)	5,060,000	5,047,776
2.750%, 09/18/2020 (2)	10,000,000	10,007,839
3.450%, 03/12/2021 (2)	5,000,000	5,055,528
2.450%, 06/15/2021 (2)	1,000,000	995,276
3.750%, 07/08/2021 (2)	2,500,000	2,549,633
3.950%, 02/01/2022 (2)	5,024,000	5,157,274
3.000%, 06/20/2022 (2)	5,000,000	5,017,008
Hyundai Capital Services, Inc.,
1.625%, 08/30/2019 (1)(2)	1,455,000	1,452,263
IDEX Corp.,
4.200%, 12/15/2021	14,094,000	14,559,602
IHS Markit Ltd.,
5.000%, 11/01/2022 (1)(2)	4,613,000	4,887,473
Kerry Group Financial Services Unltd Co.,
3.200%, 04/09/2023 (1)(2)	13,325,000	13,445,716
Keurig Dr Pepper, Inc.:
3.551%, 05/25/2021	2,705,000	2,763,296
2.530%, 11/15/2021	23,880,000	23,849,610
Keysight Technologies, Inc.,
3.300%, 10/30/2019	29,075,000	29,107,298
Kinder Morgan Energy Partners LP:
6.500%, 04/01/2020	22,000	22,637
5.000%, 10/01/2021	13,000,000	13,631,712
Kraft Heinz Foods Co.:
5.375%, 02/10/2020	2,270,000	2,307,431
3.115%, 02/10/2021 (3 Month LIBOR USD + 0.570%) (3)	15,000,000	14,971,630
Leggett & Platt, Inc.,
3.400%, 08/15/2022	10,000,000	10,160,188
Lennar Corp.,
8.375%, 01/15/2021	2,337,000	2,512,275
LyondellBasell Industries NV,
6.000%, 11/15/2021 (1)	17,775,000	19,058,770
Marathon Petroleum Corp.,
3.400%, 12/15/2020	15,375,000	15,534,517
Martin Marietta Materials, Inc.:
2.887%, 12/20/2019 (3 Month LIBOR USD + 0.500%) (3)	1,250,000	1,249,981
3.173%, 05/22/2020 (3 Month LIBOR USD + 0.650%) (3)	5,400,000	5,400,190
Masco Corp.:
7.125%, 03/15/2020	40,000	41,149
3.500%, 04/01/2021	3,881,000	3,938,684
5.950%, 03/15/2022	10,675,000	11,549,705
Maxim Integrated Products, Inc.,
3.375%, 03/15/2023	2,190,000	2,235,408
McKesson Corp.,
3.650%, 11/30/2020	9,850,000	10,050,042
Microchip Technology, Inc.,
3.922%, 06/01/2021	33,643,000	34,246,752
Midwest Connector Capital Co. LLC,
3.625%, 04/01/2022 (2)	10,000,000	10,246,215
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (2)	31,303,000	31,318,224
Mosaic Co.:
3.750%, 11/15/2021	2,850,000	2,918,908
3.250%, 11/15/2022	1,693,000	1,727,764
Motiva Enterprises LLC,
5.750%, 01/15/2020 (2)	3,106,000	3,150,335
Mylan NV,
3.750%, 12/15/2020 (1)	5,263,000	5,312,140
Mylan, Inc.,
3.125%, 01/15/2023 (2)	3,000,000	2,915,364
NetApp, Inc.,
2.000%, 09/27/2019	5,000,000	4,992,482
Newmont Goldcorp Corp.,
3.625%, 06/09/2021 (2)	4,900,000	4,989,543
Nissan Motor Acceptance Corp.:
2.150%, 07/13/2020 (2)	20,000,000	19,917,244
2.150%, 09/28/2020 (2)	4,300,000	4,276,138
Norfolk Southern Railway Co.,
9.750%, 06/15/2020	2,000,000	2,138,820
Northern Border Pipeline Co.,
7.500%, 09/15/2021	4,500,000	4,925,358
Nutrien Ltd.:
4.875%, 03/30/2020 (1)	13,000,000	13,222,236
3.150%, 10/01/2022 (1)	1,000,000	1,016,695
nVent Finance Sarl,
3.950%, 04/15/2023 (1)	12,565,000	12,741,088
NXP Semiconductors N.V.,
4.625%, 06/15/2022 (1)(2)	5,650,000	5,918,375
ONEOK Partners LP,
3.800%, 03/15/2020	2,800,000	2,819,303
Owens Corning,
4.200%, 12/15/2022	8,900,000	9,262,580
Penske Truck Leasing Co.,
3.650%, 07/29/2021 (2)	5,000,000	5,112,913
Pentair Finance SA,
2.650%, 12/01/2019 (1)	10,353,000	10,346,486
PerkinElmer, Inc.,
5.000%, 11/15/2021	2,500,000	2,614,422
Pernod Ricard SA,
5.750%, 04/07/2021 (1)(2)	6,375,000	6,731,289
Perrigo Finance Unlimited Co.:
3.500%, 03/15/2021 (1)	3,349,000	3,340,608
3.500%, 12/15/2021 (1)	7,355,000	7,312,816
Reckitt Benckiser Treasury Services PLC,
2.903%, 06/24/2022 (3 Month LIBOR USD + 0.560%) (1)(2)(3)	2,000,000	1,993,087
Reliance Holding USA, Inc.,
4.500%, 10/19/2020 (2)	17,178,000	17,563,205
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	1,400,000	1,422,750
Rolls-Royce PLC,
2.375%, 10/14/2020 (1)(2)	5,000,000	4,992,235
Roper Technologies, Inc.,
3.125%, 11/15/2022	10,000,000	10,166,045
Royal Caribbean Cruises Ltd.,
2.650%, 11/28/2020 (1)	5,000,000	5,012,741
Ryder System, Inc.:
3.500%, 06/01/2021	6,550,000	6,682,326
2.875%, 06/01/2022	5,000,000	5,057,602
Sabine Pass Liquefaction LLC:
5.625%, 02/01/2021	16,800,000	17,450,328
5.625%, 04/15/2023	15,800,000	17,208,898
Seagate HDD Cayman,
4.250%, 03/01/2022 (1)	20,686,000	21,036,836
Sherwin-Williams Co.,
2.250%, 05/15/2020	6,200,000	6,188,824
Shire Acquisitions Investments Ireland DAC,
2.400%, 09/23/2021 (1)	19,530,000	19,506,015
Smithfield Foods, Inc.:
2.700%, 01/31/2020 (2)	14,875,000	14,844,089
2.650%, 10/03/2021 (2)	17,740,000	17,486,521
3.350%, 02/01/2022 (2)	1,000,000	997,509
Smiths Group PLC,
3.625%, 10/12/2022 (1)(2)	1,475,000	1,490,257
Solvay Finance America LLC,
3.400%, 12/03/2020 (2)	8,790,000	8,874,576
Spirit AeroSystems, Inc.,
3.210%, 06/15/2021 (3 Month LIBOR USD + 0.800%) (3)	9,625,000	9,560,943
SPIRIT AEROSYSTEMS, Inc.,
3.950%, 06/15/2023	3,515,000	3,627,497
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (1)(2)	25,600,000	25,592,524
Tech Data Corp.,
3.700%, 02/15/2022	15,000,000	15,257,613
Telefonica Emisiones SAU,
5.462%, 02/16/2021 (1)	12,577,000	13,178,787
Teva Pharmaceutical Finance Netherlands III BV:
1.700%, 07/19/2019 (1)	7,000,000	6,979,000
2.200%, 07/21/2021 (1)	15,654,000	14,851,732
Texas Gas Transmission LLC,
4.500%, 02/01/2021 (2)	6,286,000	6,427,303
Time Warner Cable LLC,
4.000%, 09/01/2021	9,706,000	9,962,344
Total System Services, Inc.:
3.800%, 04/01/2021	26,676,000	27,169,563
3.750%, 06/01/2023	4,550,000	4,696,422
TransCanada PipeLines Ltd.,
9.875%, 01/01/2021 (1)	1,025,000	1,132,811
TTX Co.,
4.400%, 05/01/2021 (2)	2,100,000	2,171,576
United Technologies Corp.:
3.175%, 08/16/2021 (3 Month LIBOR USD + 0.650%) (3)	5,800,000	5,803,647
3.350%, 08/16/2021	3,000,000	3,066,270
Vale Overseas Ltd.,
4.375%, 01/11/2022 (1)	1,968,000	2,027,552
Verisk Analytics, Inc.,
5.800%, 05/01/2021	9,011,000	9,557,133
Verizon Communications, Inc.,
2.946%, 03/15/2022	30,880,000	31,548,313
Vodafone Group PLC,
3.591%, 01/16/2024 (3 Month LIBOR USD + 0.990%) (1)(3)	15,000,000	15,037,500
Volkswagen Group of America Finance LLC:
2.400%, 05/22/2020 (2)	5,270,000	5,258,426
4.000%, 11/12/2021 (2)	24,700,000	25,493,751
Vulcan Materials Co.:
3.010%, 06/15/2020 (3 Month LIBOR USD + 0.600%) (3)	11,630,000	11,631,052
3.170%, 03/01/2021 (3 Month LIBOR USD + 0.650%) (3)	16,433,000	16,445,489
Williams Companies, Inc.:
7.875%, 09/01/2021	3,065,000	3,400,175
3.700%, 01/15/2023	22,537,000	23,292,438
Williams Partners LP:
3.600%, 03/15/2022	4,750,000	4,874,295
3.350%, 08/15/2022	235,000	239,512
Zimmer Biomet Holdings, Inc.,
3.169%, 03/19/2021 (3 Month LIBOR USD + 0.750%) (3)	695,000	694,259
Zimmer Holdings, Inc.:
2.700%, 04/01/2020	27,610,000	27,644,392
3.150%, 04/01/2022	2,690,000	2,732,012
Zoetis, Inc.,
3.450%, 11/13/2020	8,307,000	8,412,377
Total Industrials		2,091,764,527	31.6%

Utilities
Dominion Resources, Inc.,
2.962%, 07/01/2019 (7)	4,000,000	4,000,000
EDP Finance BV:
4.125%, 01/15/2020 (1)(2)	12,271,000	12,297,996
5.250%, 01/14/2021 (1)(2)	2,840,000	2,943,626
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	14,733,000	14,849,696
4.250%, 09/14/2023 (1)(2)	1,100,000	1,155,143
Exelon Corp.:
2.850%, 06/15/2020	2,710,000	2,718,583
5.150%, 12/01/2020	8,100,000	8,347,386
2.450%, 04/15/2021	955,000	954,731
Exelon Generation Co. LLC:
2.950%, 01/15/2020	7,500,000	7,508,351
4.000%, 10/01/2020	8,300,000	8,420,334
Fortis, Inc.,
2.100%, 10/04/2021 (1)	2,100,000	2,082,031
Iberdrola Finance Ireland Ltd.,
5.000%, 09/11/2019 (1)(2)	2,400,000	2,410,542
Mississippi Power Co.,
2.961%, 03/27/2020 (3 Month LIBOR USD + 0.650%) (3)	5,475,000	5,476,344
NV Energy, Inc.,
6.250%, 11/15/2020	1,668,000	1,753,844
Orange Cogen Funding Corp.,
8.175%, 03/15/2022 (2)	6,260,340	6,660,269
Sempra Energy,
2.803%, 01/15/2021 (3 Month LIBOR USD + 0.500%) (3)	1,460,000	1,455,124
Southern Co.,
2.750%, 06/15/2020	19,000,000	19,058,977
Southern Power Co.,
1.950%, 12/15/2019	4,600,000	4,586,176
UIL Holdings Corp.,
4.625%, 10/01/2020	1,750,000	1,792,391
Total Utilities		108,471,544	1.6%

Financials
ABN AMRO Bank NV,
3.400%, 08/27/2021 (1)(2)	15,250,000	15,557,968
AerCap Holdings N.V.:
4.500%, 05/15/2021 (1)	7,275,000	7,502,015
4.450%, 12/16/2021 (1)	25,000,000	25,958,067
AIG Global Funding,
2.300%, 07/01/2022 (2)	8,625,000	8,626,389
Air Lease Corp.:
3.875%, 04/01/2021	6,885,000	7,034,214
3.375%, 06/01/2021	3,000,000	3,046,633
2.625%, 07/01/2022	1,609,000	1,609,347
2.750%, 01/15/2023	16,150,000	16,145,273
American International Group, Inc.:
3.375%, 08/15/2020	2,000,000	2,021,868
6.400%, 12/15/2020	16,900,000	17,842,102
Ameriprise Financial, Inc.,
3.000%, 03/22/2022	6,300,000	6,415,619
Anthem, Inc.,
2.500%, 11/21/2020	14,325,000	14,353,525
ANZ New Zealand (Int'l) Ltd.,
2.125%, 07/28/2021 (1)(2)	2,388,000	2,371,915
Assurant, Inc.,
3.583%, 03/26/2021 (3 Month LIBOR USD + 1.250%) (3)	8,000,000	8,000,550
Bank of America Corp.:
5.875%, 01/05/2021	10,000,000	10,516,633
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	10,000,000	9,989,100
2.328%, 10/01/2021 (3 Month LIBOR USD + 0.630%) (3)	10,000,000	9,987,900
3.499%, 05/17/2022 (3 Month LIBOR USD + 0.630%) (3)	5,000,000	5,096,359
Bank of Montreal,
3.100%, 04/13/2021 (1)	15,000,000	15,231,293
Bank of Nova Scotia,
3.125%, 04/20/2021 (1)	20,000,000	20,309,534
Banque Federative du Credit Mutuel SA:
2.200%, 07/20/2020 (1)(2)	5,000,000	4,993,811
2.750%, 10/15/2020 (1)(2)	2,200,000	2,211,671
2.700%, 07/20/2022 (1)(2)	2,800,000	2,820,355
Barclays Bank PLC:
5.140%, 10/14/2020 (1)	5,606,000	5,765,161
10.180%, 06/12/2021 (1)(2)	7,179,000	8,125,567
Barclays PLC:
2.875%, 06/08/2020 (1)	3,000,000	3,001,608
3.250%, 01/12/2021 (1)	15,750,000	15,863,029
BNP Paribas SA:
2.950%, 05/23/2022 (1)(2)	23,125,000	23,367,216
3.500%, 03/01/2023 (1)(2)	10,794,000	11,103,425
BNZ International Funding Ltd,
2.900%, 02/21/2022 (1)(2)	1,950,000	1,969,172
BNZ International Funding Ltd.,
3.375%, 03/01/2023 (1)(2)	15,305,000	15,788,252
BPCE SA,
3.000%, 05/22/2022 (1)(2)	32,127,000	32,418,456
Capital One Financial Corp.,
3.450%, 04/30/2021	7,125,000	7,254,374
Capital One NA,
3.375%, 02/15/2023	10,958,000	11,177,690
Citigroup, Inc.,
2.700%, 03/30/2021	10,000,000	10,051,439
Citizens Bank NA,
3.250%, 02/14/2022	3,000,000	3,058,222
CNA Financial Corp.,
5.750%, 08/15/2021	6,000,000	6,414,380
Compass Bank:
5.500%, 04/01/2020	1,360,000	1,387,806
3.500%, 06/11/2021	16,200,000	16,509,710
2.875%, 06/29/2022	15,861,000	15,995,085
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	19,895,000	20,290,142
3.750%, 04/24/2023 (1)(2)	3,380,000	3,508,226
Credit Suisse,
3.450%, 04/16/2021 (1)	7,000,000	7,109,558
Credit Suisse AG,
5.400%, 01/14/2020 (1)	8,384,000	8,506,462
Credit Suisse Group AG,
2.997%, 12/14/2023 (3 Month LIBOR USD + 1.200%) (1)(2)(3)	8,000,000	8,068,097
DBS Group Holdings Ltd.,
2.850%, 04/16/2022 (1)(2)	10,000,000	10,121,901
Deutsche Bank AG:
2.950%, 08/20/2020 (1)	4,400,000	4,368,296
3.125%, 01/13/2021 (1)	5,515,000	5,455,880
3.150%, 01/22/2021 (1)	7,400,000	7,344,192
4.250%, 10/14/2021 (1)	5,400,000	5,474,393
5.000%, 02/14/2022 (1)	10,000,000	10,308,153
Discover Bank:
8.700%, 11/18/2019	7,395,000	7,558,921
3.100%, 06/04/2020	8,735,000	8,777,190
Discover Financial Services,
5.200%, 04/27/2022	10,293,000	11,021,071
First Horizon National Corp.,
3.500%, 12/15/2020	11,148,000	11,281,640
First Niagara Financial Group, Inc.,
6.750%, 03/19/2020	3,850,000	3,967,640
First Tennessee Bank NA,
2.950%, 12/01/2019	15,786,000	15,804,089
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 (1)	8,000,000	7,962,019
Goldman Sachs Group, Inc.:
3.000%, 04/26/2022	5,000,000	5,047,812
2.876%, 10/31/2022 (3 Month LIBOR USD + 0.821%) (3)	12,000,000	12,099,284
2.908%, 06/05/2023 (3 Month LIBOR USD + 1.053%) (3)	8,280,000	8,369,052
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%) (3)	14,000,000	14,135,389
Guardian Life Global Funding,
2.000%, 04/26/2021 (2)	7,825,000	7,780,299
HSBC Bank USA NA,
4.875%, 08/24/2020	10,000,000	10,276,425
HSBC Holdings PLC:
3.400%, 03/08/2021 (1)	5,200,000	5,279,965
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	10,200,000	10,389,551
HSBC USA, Inc.,
5.000%, 09/27/2020	4,805,000	4,947,340
Humana, Inc.,
2.500%, 12/15/2020	9,625,000	9,630,099
Huntington Bancshares, Inc.,
3.150%, 03/14/2021	1,335,000	1,351,544
Huntington National Bank,
3.250%, 05/14/2021	5,000,000	5,082,614
ING Bank NV,
5.000%, 06/09/2021 (1)(2)	7,250,000	7,598,873
ING Groep NV,
3.150%, 03/29/2022 (1)	3,700,000	3,769,918
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	9,377,000	9,590,010
Jefferies Group LLC:
8.500%, 07/15/2019	1,500,000	1,503,170
6.875%, 04/15/2021	7,133,000	7,627,527
JPMorgan Chase & Co.:
2.295%, 08/15/2021	10,550,000	10,534,519
3.514%, 06/18/2022 (3 Month LIBOR USD + 0.610%) (3)	23,010,000	23,515,430
KEB Hana Bank,
1.750%, 10/18/2019 (1)(2)	18,000,000	17,964,775
KeyBank NA,
3.180%, 05/22/2022	10,472,000	10,665,217
Kookmin Bank,
1.625%, 08/01/2019 (1)(2)	8,000,000	7,996,080
Liberty Mutual Group, Inc.,
4.950%, 05/01/2022 (2)	3,000,000	3,177,285
Lloyds Bank PLC:
6.500%, 09/14/2020 (1)(2)	1,543,000	1,610,389
3.000%, 01/11/2022 (1)	10,000,000	10,105,812
Lloyds Banking Group PLC,
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	10,000,000	10,016,613
Macquarie Bank Ltd.,
6.625%, 04/07/2021 (1)(2)	1,965,000	2,098,206
Macquarie Group Ltd.,
3.547%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	4,000,000	4,047,560
Manufacturers & Traders Trust Co.,
3.617%, 12/28/2020 (1 Month LIBOR USD + 1.215%) (3)	282,000	282,306
Marsh & McLennan Companies, Inc.:
3.500%, 12/29/2020	8,025,000	8,158,843
2.750%, 01/30/2022	7,010,000	7,075,670
Mitsubishi UFJ Financial Group, Inc.,
2.190%, 09/13/2021 (1)	15,000,000	14,922,564
Mitsubishi UFJ Lease & Finance Co. Ltd.:
3.406%, 02/28/2022 (1)(2)	5,000,000	5,102,598
2.652%, 09/19/2022 (1)(2)	3,000,000	3,000,158
Mitsubishi UFJ Trust & Banking Corp.,
2.650%, 10/19/2020 (1)(2)	4,550,000	4,565,737
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (1)(2)	12,750,000	12,789,860
3.820%, 04/12/2021 (3 Month LIBOR USD + 1.480%) (1)(2)(3)	3,000,000	3,053,465
2.273%, 09/13/2021 (1)	8,330,000	8,303,073
2.953%, 02/28/2022 (1)	8,700,000	8,799,917
Morgan Stanley:
3.772%, 01/20/2022 (3 Month LIBOR USD + 1.180%) (3)	9,850,000	9,953,987
3.522%, 07/22/2022 (3 Month LIBOR USD + 0.930%) (3)	10,000,000	10,063,280
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%) (3)	5,000,000	5,212,620
Nationwide Building Society,
3.622%, 04/26/2023 (3 Month LIBOR USD + 1.181%) (1)(2)(3)	15,000,000	15,276,513
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	1,797,000	1,871,079
Nordea Bank AB:
4.875%, 05/13/2021 (1)(2)	8,980,000	9,319,050
4.250%, 09/21/2022 (1)(2)	9,785,000	10,194,798
Protective Life Global Funding,
2.161%, 09/25/2020 (2)	10,000,000	9,981,869
Regions Bank,
3.374%, 08/13/2021 (3 Month LIBOR USD + 0.500%) (3)	14,000,000	14,119,146
Regions Financial Corp.,
3.200%, 02/08/2021	16,500,000	16,678,708
Reliance Standard Life Global Funding II,
2.500%, 01/15/2020 (2)	6,000,000	5,997,237
Royal Bank of Scotland Group PLC,
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	13,000,000	13,144,824
Royal Bank of Scotland PLC:
5.625%, 08/24/2020 (1)	2,450,000	2,526,701
6.125%, 01/11/2021 (1)	9,517,000	9,991,624
Santander Holdings USA, Inc.,
4.450%, 12/03/2021	17,300,000	17,995,037
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 (1)	1,030,000	1,031,689
3.125%, 01/08/2021 (1)	3,500,000	3,516,073
2.875%, 08/05/2021 (1)	2,970,000	2,971,693
Santander UK PLC,
2.125%, 11/03/2020 (1)	5,200,000	5,174,309
SMBC Aviation Capital Finance DAC,
2.650%, 07/15/2021 (1)(2)	1,950,000	1,949,315
Standard Chartered PLC:
2.400%, 09/08/2019 (1)(2)	4,225,000	4,224,113
2.250%, 04/17/2020 (1)(2)	5,000,000	4,984,679
3.050%, 01/15/2021 (1)(2)	17,271,000	17,386,614
4.247%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	5,486,000	5,660,019
Stifel Financial Corp.,
3.500%, 12/01/2020	27,373,000	27,672,238
SunTrust Banks, Inc.:
3.525%, 10/26/2021 (3 Month LIBOR USD + 0.500%) (3)	15,015,000	15,240,870
2.800%, 05/17/2022	18,000,000	18,229,259
Synchrony Financial:
3.000%, 08/15/2019	7,371,000	7,372,100
3.750%, 08/15/2021	8,839,000	9,007,379
Trinity Acquisition PLC,
3.500%, 09/15/2021 (1)	18,183,000	18,503,026
UBS Group Funding Jersey Ltd.,
3.000%, 04/15/2021 (1)(2)	3,000,000	3,027,445
UBS Group Funding Switzerland AG:
2.950%, 09/24/2020 (1)(2)	11,600,000	11,677,125
3.783%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	2,000,000	2,030,068
2.650%, 02/01/2022 (1)(2)	9,471,000	9,518,023
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	7,200,000	7,262,943
WEA Finance LLC,
3.150%, 04/05/2022 (2)	12,750,000	12,961,144
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (2)	8,000,000	7,999,625
3.250%, 10/05/2020 (2)	6,000,000	6,057,334
Wells Fargo & Co.:
2.500%, 03/04/2021	3,900,000	3,908,506
3.069%, 01/24/2023	4,650,000	4,722,398
Wells Fargo Commercial Mortgage Trust,
3.325%, 07/23/2021 (3 Month LIBOR USD + 0.490%) (3)	15,000,000	15,143,349
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	13,410,000	14,082,808
Zions Bancorp NA:
3.500%, 08/27/2021	11,700,000	11,941,422
3.350%, 03/04/2022	20,000,000	20,371,993
Total Financials		1,292,039,584	19.5%
Total Corporate Bonds		3,492,275,655	52.7%
Municipal Bonds
City of Pittsburg CA,
5.864%, 07/01/2021	1,515,000	1,567,480
County of Saline AR,
3.550%, 06/01/2042 (Callable 06/01/2024)	2,000,000	2,050,960
County of Sonoma CA,
5.070%, 12/01/2022	16,840,000	17,661,455
Fresno Joint Powers Financing Authority,
2.880%, 04/01/2021	1,685,000	1,697,081
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)	6,310,000	6,474,628
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 07/29/2019)	165,000	167,340
Memphis-Shelby County Industrial Development Board,
2.222%, 11/01/2020	5,990,000	5,981,554
New Hampshire Housing Finance Authority,
4.000%, 07/01/2036 (Callable 07/10/2024)	5,390,000	5,508,634
New Jersey Economic Development Authority,
0.000%, 02/15/2021	1,440,000	1,383,753
New Jersey Sports & Exposition Authority:
6.076%, 03/01/2023	1,805,000	1,959,562
5.976%, 03/01/2024	6,055,000	6,362,110
Public Finance Authority,
3.750%, 02/01/2022 (Callable 02/01/2020)	5,250,000	5,271,945
Rhode Island Housing & Mortgage Finance Corp.,
3.000%, 10/01/2034 (Callable 10/01/2022)	2,715,000	2,724,177
Total Municipal Bonds		58,810,679	0.9%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 2.554%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	1,765,928	1,760,607
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 2.854%, 10/25/2035 (1 Month LIBOR USD + 0.450%) (3)	10,441,191	10,489,863
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	30,987	30,927
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	40,567	40,657
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	97,808	100,204
Series 2004-8CB, Class A, 2.674%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	2,126,630	2,132,488
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036	62,831	62,983
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	597,762	469,333
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 2.744%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	3,941,391	3,947,258
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1, 2.619%, 01/25/2036 (1 Month LIBOR USD + 0.215%) (3)	6,156,625	6,142,891
Carrington Mortgage Loan Trust:
Series 2006-OPT1, Class A3, 2.584%, 12/25/2035 (1 Month LIBOR USD + 0.180%) (3)	285,460	285,402
Series 2007-HE1, Class A2, 2.554%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	6,184,349	6,153,275
Countrywide Asset-Backed Certificates:
Series 2006-2, Class 2A3, 2.704%, 06/25/2036 (1 Month LIBOR USD + 0.300%) (3)	7,099,449	7,096,501
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)(6)	555,307	525,599
Series 2006-13, Class 1AF3, 4.318%, 01/25/2037 (4)	242,480	243,285
CSMC Trust,
Series 2019-RPL1, Class A1A, 3.650%, 07/25/2058 (2)(4)	20,861,247	21,486,576
GSAA Trust:
Series 2005-8, Class A4, 2.674%, 06/25/2035 (1 Month LIBOR USD + 0.270%) (3)	687,712	688,074
Series 2005-6, Class A3, 2.774%, 06/25/2035 (1 Month LIBOR USD + 0.370%) (3)	413,901	414,122
GSAMP Trust,
Series 2006-HE7, Class A2D, 2.634%, 10/25/2036 (1 Month LIBOR USD + 0.230%) (3)	8,973,509	8,947,417
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 2.534%, 07/25/2036 (1 Month LIBOR USD + 0.130%) (3)	1,497,217	1,494,816
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 4.441%, 07/25/2035 (4)	469,419	475,177
MASTR Alternative Loan Trust:
Series 2003-9, Class 3A1, 4.750%, 07/25/2019	78	78
Series 2003-5, Class 7A1, 5.000%, 10/01/2031	44,507	42,809
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	3,087,179	3,309,924
Mill City Mortgage Loan Trust,
Series 2018-2, Class A1, 3.500%, 05/25/2058 (2)(4)	997,617	1,018,519
Morgan Stanley,
Series 2005-HE5, Class M2, 3.049%, 09/25/2035 (1 Month LIBOR USD + 0.645%) (3)	9,232,146	9,248,178
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 2.634%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	2,375,674	2,372,237
Nomura Home Equity Loan, Inc.,
Series 2006-HE2, Class A3, 2.574%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	22,566	22,564
Popular ABS Mortgage Pass-Through Trust,
Series 2005-B, Class M2, 3.064%, 08/25/2035 (1 Month LIBOR USD + 0.660%) (3)	806,406	808,348
RASC Series Trust,
Series 2005-KS11, Class M1, 2.804%, 12/25/2035 (1 Month LIBOR USD + 0.400%) (3)	5,670,906	5,679,955
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (7)	1,914,212	813,751
Saxon Asset Securities Trust,
Series 2006-2, Class A3C, 2.554%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	584,422	581,393
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3, 2.584%, 05/25/2036 (1 Month LIBOR USD + 0.180%) (3)	2,221,739	2,219,064
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 3.404%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	3,359,424	3,351,915
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 5.050%, 02/25/2034 (7)	57,701	59,350
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 4.367%, 10/25/2043 (4)	4,691,114	4,829,520
Towd Point Mortgage Trust:
Series 2015-4, Class A1B, 2.750%, 04/25/2055 (2)(4)	1,313,941	1,316,042
Series 2015-4, Class A1, 3.500%, 04/25/2055 (2)(4)	2,829,527	2,858,755
Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	8,359,447	8,343,395
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	16,020,601	16,084,126
Series 2017-5, Class A1, 3.004%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	10,763,760	10,732,669
Series 2017-2, Class A1, 2.750%, 04/25/2057 (2)(4)	4,406,205	4,413,655
Series 2017-3, Class A1, 2.750%, 06/25/2057 (2)(4)	13,822,251	13,862,478
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	12,820,849	13,168,543
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	5,108	5,090
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	7,491	7,467
Series 2004-AR3, Class A1, 4.506%, 06/25/2034 (4)	3,706,277	3,807,418
		181,944,698	2.7%
Total Residential Mortgage-Backed Securities		181,944,698	2.7%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K014, Class A2, 3.871%, 04/25/2021	9,940,520	10,179,946
Total U.S. Government Agency Issues		10,179,946	0.2%

Non-U.S. Government Agency Issues
COMM Mortgage Trust:
Series 2012-CR1, Class ASB, 3.053%, 05/17/2045	15,581,614	15,715,247
Series 2013-LC6, Class ASB, 2.478%, 01/12/2046	8,426,327	8,454,011
Series 2014-LC15, Class ASB, 3.528%, 04/12/2047	13,757,496	14,124,478
Series 2014-CR16, Class ASB, 3.653%, 04/12/2047	12,465,003	12,819,364
GS Mortgage Securities Trust,
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	8,112,000	8,283,373
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/17/2045	12,972,403	12,968,234
Series 2011-C5, Class ASB, 3.678%, 08/15/2046	2,088,767	2,115,454
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class ASB, 3.761%, 08/17/2046 (4)	15,253,882	15,712,453
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Class AAB, 2.657%, 05/17/2046	17,566,459	17,673,769
Series 2013-C8, Class ASB, 2.699%, 12/17/2048	11,911,791	11,973,495
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class ASB, 3.477%, 08/17/2050	14,330,065	14,716,038
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	7,050,000	7,203,702
Series 2013-C14, Class ASB, 2.977%, 06/15/2046	20,262,985	20,475,001
Total Non-U.S. Government Agency Issues		162,234,619	2.5%
Total Commercial Mortgage-Backed Securities		172,414,565	2.7%

Asset Backed Securities
BA Credit Card Trust,
Series 2018-A2, Class A2, 3.000%, 09/15/2023	30,100,000	30,618,042
Bank of The West Auto Trust:
Series 2018-1, Class A3, 3.430%, 12/15/2022 (2)	17,865,000	18,087,230
Series 2017-1, Class A3, 2.110%, 01/15/2023 (2)	7,500,000	7,478,486
Series 2019-1, Class A3, 2.430%, 04/15/2024 (2)	7,775,000	7,793,082
Carmax Auto Owner Trust,
Series 2018-4, Class A3, 3.360%, 09/15/2023	11,300,000	11,560,749
Chesapeake Funding II LLC,
Series 2018-1A, Class A1, 3.040%, 04/15/2030 (2)	9,618,769	9,712,558
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	2,211	2,232
Series 1998-3, Class A5, 6.220%, 03/01/2030	73,040	75,995
Dell Equipment Finance Trust,
Series 2019-1, Class A3, 2.830%, 03/22/2024 (2)	27,550,000	27,897,342
Ford Credit Auto Owner Trust:
Series 2016-2, Class A, 2.030%, 12/15/2027 (2)	18,225,000	18,171,874
Series 2017-1, Class A, 2.620%, 08/15/2028 (2)	23,917,000	24,201,192
Kookmin Bank,
2.125%, 10/21/2021 (1)(2)	3,400,000	3,384,972
MMAF Equipment Finance LLC,
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	9,367,102	9,359,055
PFS Financing Corp.:
Series 2016-BA, Class A, 1.870%, 10/15/2021 (2)	15,734,000	15,700,407
Series 2018-B, Class A, 2.890%, 02/15/2023 (2)	11,600,000	11,705,421
Series 2018-D, Class A, 3.190%, 04/17/2023 (2)	11,790,000	11,975,308
Series 2018-F, Class A, 3.520%, 10/16/2023 (2)	6,210,000	6,383,804
Santander Retail Auto Lease Trust,
Series 2017-A, Class A4, 2.370%, 01/20/2022 (2)	3,148,000	3,147,827
SoFi Consumer Loan Program LLC:
Series 2017-3, Class A, 2.770%, 05/26/2026 (2)	3,712,975	3,719,977
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	2,224,845	2,226,528
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	26,950,000	27,532,338
Synchrony Card Issuance Trust,
Series 2018-A1, Class A, 3.380%, 09/15/2024	33,970,000	34,856,583
TCF Auto Receivables Owner Trust,
Series 2016-1A, Class A4, 2.030%, 02/15/2022 (2)	14,604,000	14,569,482
Tesla Auto Lease Trust,
Series 2018-B, Class A, 3.710%, 08/20/2021 (2)	6,244,606	6,337,863
Verizon Owner Trust:
Series 2018-1A, Class A1A, 2.820%, 09/20/2022 (2)	28,600,000	28,799,019
Series 2019-B, Class A1A, 2.330%, 12/20/2023	21,450,000	21,514,760
Volvo Financial Equipment LLC,
Series 2018-1A, Class A3, 2.540%, 02/15/2022 (2)	42,800,000	42,873,924
World Financial Network Credit Card Master Trust:
Series 2017-C, Class A, 2.310%, 08/15/2024	19,279,000	19,303,041
Series 2016-A, Class A, 2.030%, 04/15/2025	16,510,000	16,455,599
Series 2019-A, Class A, 3.140%, 12/15/2025	7,900,000	8,098,836
World Omni Automobile Lease Securitization Trust,
Series 2019-A, Class A3, 2.940%, 05/16/2022	13,250,000	13,451,776
Total Asset Backed Securities		456,995,302	6.9%
Total Long-Term Investments (Cost $6,476,050,963)		6,554,737,992	99.0%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.32% (5)	40,118,363	40,118,363
Total Short-Term Investment (Cost $40,118,363)		40,118,363	0.6%
Total Investments (Cost $6,516,169,326)		6,594,856,355	99.6%
Other Assets in Excess of Liabilities		23,661,183	0.4%
TOTAL NET ASSETS		$6,618,517,538	100.0%
Notes to Schedule of Investments
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund's liquidity risk management program.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2019, the value of these securities total $1,559,954,826, which represents 23.57% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2019.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2019.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2019 (Unaudited)
Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$2,127,671,045	$–	$2,127,671,045
Other Government Related Securities	–	64,626,048	–	64,626,048
Corporate Bonds	–	3,492,275,655	–	3,492,275,655
Municipal Bonds	–	58,810,679	–	58,810,679
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	181,944,698	–	181,944,698
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	10,179,946	–	10,179,946
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	162,234,619	–	162,234,619
Asset Backed Securities	–	456,995,302	–	456,995,302
Total Long-Term Investments	–	6,554,737,992	–	6,554,737,992
Short-Term Investment
Money Market Mutual Fund	40,118,363	–	–	40,118,363
Total Short-Term Investment	40,118,363	–	–	40,118,363
Total Investments	$40,118,363	$6,554,737,992	$–	$6,594,856,355

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report. See the Fund's Valuation Policy in Note 2a to the financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2019 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.375%, 08/31/2020	$133,600,000	$132,775,437
1.750%, 03/31/2022	265,050,000	265,215,656
1.875%, 03/31/2022	510,250,000	512,502,274
2.500%, 05/15/2024	351,025,000	363,077,774
2.250%, 11/15/2025	297,625,000	304,798,227
2.000%, 11/15/2026	106,975,000	107,789,849
2.250%, 11/15/2027	160,375,000	164,183,906
3.125%, 11/15/2028	34,900,000	38,279,574
Total U.S. Treasury Securities		1,888,622,697	44.6%

Other Government Related Securities
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (1)(2)	1,150,000	1,201,606
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 (1)	2,000,000	2,017,838
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 (1)	5,150,000	5,465,427
Electricite de France SA,
2.350%, 10/13/2020 (1)(2)	8,875,000	8,879,893
Export-Import Bank of Korea,
2.250%, 01/21/2020 (1)	3,200,000	3,199,232
Petroleos Mexicanos,
5.500%, 01/21/2021 (1)	2,000,000	2,023,000
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (1)(2)	3,000,000	2,999,921
Sinopec Group Overseas Development [2016] Ltd.:
1.750%, 09/29/2019 (1)(2)	3,000,000	2,995,410
2.750%, 05/03/2021 (1)(2)	5,300,000	5,314,554
Total Other Government Related Securities		34,096,881	0.8%

Corporate Bonds
Industrials
Abbott Laboratories,
3.400%, 11/30/2023	4,853,000	5,059,807
Agilent Technologies, Inc.,
3.050%, 09/22/2026	1,495,000	1,508,715
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022 (1)(2)	7,730,000	7,745,234
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	1,523,000	1,540,899
Anadarko Holding Co.,
7.500%, 10/15/2026	1,288,000	1,531,891
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	4,005,000	4,133,811
Anheuser-Busch InBev Worldwide, Inc.:
3.650%, 02/01/2026	3,945,000	4,147,987
4.750%, 01/23/2029	835,000	947,897
ArcelorMittal,
4.550%, 03/11/2026 (1)	4,015,000	4,243,852
AT&T, Inc.:
3.950%, 01/15/2025	8,030,000	8,480,938
3.600%, 07/15/2025	2,575,000	2,670,876
4.300%, 02/15/2030	9,604,000	10,279,316
Becton Dickinson and Co.,
7.000%, 08/01/2027	1,900,000	2,317,752
Boardwalk Pipelines LP,
5.950%, 06/01/2026	1,360,000	1,513,147
Boston Scientific Corp.,
4.125%, 10/01/2023	3,000,000	3,184,980
BP Capital Markets PLC,
2.521%, 01/15/2020 (1)	2,650,000	2,653,738
Broadcom, Inc.:
2.375%, 01/15/2020	1,500,000	1,497,392
3.000%, 01/15/2022	5,625,000	5,639,616
3.625%, 10/15/2024 (2)	8,000,000	8,039,767
Bunge Limited Finance Corp.:
3.500%, 11/24/2020	2,650,000	2,674,701
3.750%, 09/25/2027	5,000,000	4,919,598
Campbell Soup Co.,
3.950%, 03/15/2025	8,000,000	8,321,976
Cenovus Energy, Inc.,
5.700%, 10/15/2019 (1)	1,153,846	1,162,764
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028	12,300,000	13,175,494
Charter Communications Operating LLC:
4.464%, 07/23/2022	7,425,000	7,801,994
3.750%, 02/15/2028	3,835,000	3,862,193
4.200%, 03/15/2028	2,070,000	2,150,261
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.450%, 05/01/2020 (2)	4,125,000	4,119,561
CK Hutchison International Ltd.,
3.250%, 04/11/2024 (1)(2)	10,000,000	10,247,222
CNH Industrial Capital LLC:
3.875%, 10/15/2021	3,000,000	3,058,500
4.200%, 01/15/2024	2,800,000	2,913,816
CNH Industrial NV,
4.500%, 08/15/2023 (1)	5,000,000	5,243,500
Columbia Pipeline Group, Inc.,
4.500%, 06/01/2025	630,000	678,011
Comcast Corp.,
2.750%, 03/01/2023	1,475,000	1,496,702
Constellation Brands, Inc.:
2.700%, 05/09/2022	2,975,000	2,992,039
3.500%, 05/09/2027	3,625,000	3,720,008
Cox Communications, Inc.:
3.250%, 12/15/2022 (2)	3,610,000	3,684,838
3.850%, 02/01/2025 (2)	2,800,000	2,927,011
3.350%, 09/15/2026 (2)	1,927,000	1,945,875
CVS Health Corp.:
2.250%, 08/12/2019	3,415,000	3,413,717
4.000%, 12/05/2023	4,425,000	4,631,281
4.100%, 03/25/2025	3,340,000	3,522,665
Daimler Finance North America LLC:
2.250%, 07/31/2019 (2)	2,300,000	2,299,023
2.200%, 05/05/2020 (2)	5,000,000	4,989,520
3.750%, 11/05/2021 (2)	6,800,000	6,973,400
Dell Technologies, Inc.,
4.000%, 07/15/2024 (2)	3,000,000	3,078,481
Deutsche Telekom International Finance BV,
6.000%, 07/08/2019 (1)	1,700,000	1,700,925
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	4,000,000	4,121,762
5.450%, 06/15/2023 (2)	12,100,000	13,041,280
Dollar Tree, Inc.,
3.700%, 05/15/2023	5,050,000	5,214,140
Dow Chemical Co.,
4.550%, 11/30/2025 (2)	2,515,000	2,739,602
DuPont de Nemours, Inc.,
4.493%, 11/15/2025	4,175,000	4,619,887
DXC Technology Co.:
4.450%, 09/18/2022	14,000,000	14,771,034
4.250%, 04/15/2024	5,700,000	5,972,739
Energy Transfer Operating LP:
4.500%, 04/15/2024	1,000,000	1,064,122
5.500%, 06/01/2027	7,605,000	8,501,077
Energy Transfer Partners LP,
4.750%, 01/15/2026	10,326,000	11,065,265
EnLink Midstream Partners LP,
4.400%, 04/01/2024	10,000,000	10,112,300
Enterprise Products Operating LLC,
2.550%, 10/15/2019	3,000,000	2,999,066
EQT Midstream Partners LP,
4.125%, 12/01/2026	5,000,000	4,836,684
ERAC USA Finance LLC:
2.350%, 10/15/2019 (2)	6,650,000	6,642,138
2.600%, 12/01/2021 (2)	4,825,000	4,836,854
Express Scripts Holding Co.,
3.000%, 07/15/2023	5,655,000	5,724,393
Ferguson Finance PLC,
4.500%, 10/24/2028 (1)(2)	5,930,000	6,195,059
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	2,373,000	2,452,896
3.875%, 06/05/2024	1,247,000	1,318,250
3.000%, 08/15/2026	2,027,000	2,051,011
4.250%, 05/15/2028	8,690,000	9,475,098
3.750%, 05/21/2029	7,000,000	7,436,467
Fiserv, Inc.:
4.750%, 06/15/2021	1,928,000	2,013,485
3.500%, 10/01/2022	3,050,000	3,142,809
4.200%, 10/01/2028	1,035,000	1,120,471
FMC Corp.,
4.100%, 02/01/2024	2,350,000	2,439,827
Ford Motor Credit Co. LLC:
5.750%, 02/01/2021	2,000,000	2,081,957
3.336%, 03/18/2021	1,800,000	1,809,243
3.339%, 03/28/2022	2,000,000	2,007,843
2.979%, 08/03/2022	12,000,000	11,872,769
4.250%, 09/20/2022	1,545,000	1,584,591
Fortune Brands Home & Security, Inc.,
4.000%, 09/21/2023	5,775,000	6,078,620
Fox Corp.,
4.030%, 01/25/2024 (2)	5,155,000	5,483,109
Freeport-McMoRan, Inc.:
3.550%, 03/01/2022	2,000,000	2,007,500
3.875%, 03/15/2023	1,100,000	1,100,000
General Electric Co.:
6.000%, 08/07/2019	774,000	776,537
5.500%, 01/08/2020	731,000	741,385
5.550%, 05/04/2020	816,000	834,817
3.150%, 09/07/2022	3,125,000	3,164,948
General Motors Financial Co., Inc.:
2.350%, 10/04/2019	5,500,000	5,497,003
4.375%, 09/25/2021	5,325,000	5,496,469
4.200%, 11/06/2021	2,000,000	2,059,373
3.450%, 01/14/2022	1,475,000	1,496,066
3.150%, 06/30/2022	1,000,000	1,006,110
4.150%, 06/19/2023	1,325,000	1,364,746
Georgia-Pacific LLC,
5.400%, 11/01/2020 (2)	6,797,000	7,064,477
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	1,750,000	1,819,423
4.125%, 03/12/2024 (2)	5,000,000	5,191,099
4.625%, 04/29/2024 (2)	1,000,000	1,055,733
4.000%, 03/27/2027 (2)	4,850,000	4,897,410
3.875%, 10/27/2027 (2)	1,150,000	1,147,033
Grupo Bimbo SAB de CV:
4.875%, 06/30/2020 (1)(2)	3,504,000	3,574,045
4.500%, 01/25/2022 (1)(2)	8,129,000	8,410,719
3.875%, 06/27/2024 (1)(2)	5,340,000	5,510,277
Husky Energy, Inc.,
4.400%, 04/15/2029 (1)	5,000,000	5,295,563
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022 (1)(2)	7,000,000	7,345,670
Hyundai Capital America:
2.000%, 07/01/2019 (2)	2,500,000	2,500,000
1.750%, 09/27/2019 (2)	3,000,000	2,992,752
3.450%, 03/12/2021 (2)	9,000,000	9,099,951
Ingersoll-Rand Co.,
6.391%, 11/15/2027 (1)	1,195,000	1,404,448
International Business Machines Corp.,
3.300%, 05/15/2026	6,150,000	6,375,168
JB Hunt Transport Services, Inc.,
3.875%, 03/01/2026	3,000,000	3,141,780
Kerry Group Financial Services Unltd Co.,
3.200%, 04/09/2023 (1)(2)	5,000,000	5,045,297
Keysight Technologies, Inc.:
3.300%, 10/30/2019	4,690,000	4,695,210
4.600%, 04/06/2027	4,100,000	4,383,867
Kinder Morgan, Inc.:
5.625%, 11/15/2023 (2)	1,000,000	1,107,257
7.800%, 08/01/2031	12,425,000	16,709,941
Kraft Heinz Foods Co.:
3.500%, 06/06/2022	2,000,000	2,053,201
6.375%, 07/15/2028	7,929,000	9,247,168
Laboratory Corp. of America Holdings,
4.625%, 11/15/2020	468,000	479,008
Lear Corp.,
3.800%, 09/15/2027	1,000,000	989,865
LyondellBasell Industries NV,
6.000%, 11/15/2021 (1)	1,100,000	1,179,446
Mead Johnson Nutrition Co.,
3.000%, 11/15/2020	5,400,000	5,448,787
Microchip Technology, Inc.,
3.922%, 06/01/2021	7,000,000	7,125,621
Midcontinent Express Pipeline LLC,
6.700%, 09/15/2019 (2)	1,000,000	1,004,653
Midwest Connector Capital Co. LLC,
3.900%, 04/01/2024 (2)	7,450,000	7,752,632
Mosaic Co.,
4.250%, 11/15/2023	8,606,000	9,127,961
MPLX LP:
4.875%, 06/01/2025	10,219,000	11,106,232
4.800%, 02/15/2029	3,475,000	3,827,368
Nissan Motor Acceptance Corp.,
3.650%, 09/21/2021 (2)	7,210,000	7,381,455
Noble Energy, Inc.,
4.150%, 12/15/2021	450,000	464,373
Nutrien Ltd.,
3.150%, 10/01/2022 (1)	1,306,000	1,327,803
nVent Finance Sarl,
3.950%, 04/15/2023 (1)	18,275,000	18,531,109
NXP Semiconductors NV,
4.875%, 03/01/2024 (1)(2)	5,790,000	6,205,259
ONEOK Partners LP,
5.000%, 09/15/2023	3,300,000	3,564,846
ONEOK, Inc.,
7.500%, 09/01/2023	7,470,000	8,747,228
Orange SA,
9.000%, 03/01/2031 (1)	4,125,000	6,289,970
Penske Truck Leasing Co.,
3.950%, 03/10/2025 (2)	12,000,000	12,594,179
Phillips 66 Partners LP,
3.605%, 02/15/2025	2,000,000	2,060,839
POSCO:
5.250%, 04/14/2021 (1)(2)	3,000,000	3,139,131
4.000%, 08/01/2023 (1)(2)	5,000,000	5,228,705
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	1,100,000	1,162,021
RELX Capital, Inc.,
4.000%, 03/18/2029	6,000,000	6,350,378
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	1,000,000	1,016,250
Roper Technologies, Inc.,
3.800%, 12/15/2026	1,450,000	1,514,156
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026	9,730,000	11,118,814
Samarco Mineracao SA,
5.375%, 09/26/2024 (1)(2)(8)	1,675,000	1,329,548
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	2,000,000	2,035,389
Smithfield Foods, Inc.:
2.700%, 01/31/2020 (2)	7,568,000	7,552,273
2.650%, 10/03/2021 (2)	8,000,000	7,885,692
Solvay Finance America LLC:
3.400%, 12/03/2020 (2)	4,675,000	4,719,982
4.450%, 12/03/2025 (2)	6,145,000	6,544,124
Sysco Corp.:
2.600%, 10/01/2020	7,875,000	7,901,389
2.500%, 07/15/2021	2,000,000	2,008,642
2.600%, 06/12/2022	150,000	151,455
TC PipeLines LP:
4.375%, 03/13/2025	5,500,000	5,795,587
3.900%, 05/25/2027	8,425,000	8,575,539
Telefonica Emisiones SAU,
5.462%, 02/16/2021 (1)	650,000	681,101
TransCanada PipeLines Ltd.,
9.875%, 01/01/2021 (1)	556,000	614,481
Tyson Foods, Inc.,
4.000%, 03/01/2026	3,000,000	3,190,759
Vale Overseas Ltd.:
4.375%, 01/11/2022 (1)	1,153,000	1,187,890
6.250%, 08/10/2026 (1)	3,830,000	4,350,688
Valero Energy Corp.,
3.400%, 09/15/2026	4,985,000	5,083,369
Verisk Analytics, Inc.,
4.125%, 03/15/2029	3,000,000	3,215,688
Verizon Communications, Inc.:
3.376%, 02/15/2025	853,000	890,347
4.125%, 03/16/2027	3,196,000	3,475,924
4.329%, 09/21/2028	2,051,000	2,272,911
4.016%, 12/03/2029 (2)	5,628,000	6,093,667
Vodafone Group PLC,
3.750%, 01/16/2024 (1)	3,940,000	4,119,420
Volkswagen Group of America Finance LLC:
3.475%, 11/12/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	1,800,000	1,814,396
4.000%, 11/12/2021 (2)	8,000,000	8,257,085
Wabtec Corp.:
4.375%, 08/15/2023	12,302,000	12,743,505
3.450%, 11/15/2026	5,000,000	4,885,823
Western Midstream Operating LP,
4.500%, 03/01/2028	7,195,000	7,183,567
Williams Companies, Inc.,
3.700%, 01/15/2023	5,000,000	5,167,600
Williams Partners LP:
5.250%, 03/15/2020	1,185,000	1,206,894
4.125%, 11/15/2020	1,635,000	1,664,641
4.300%, 03/04/2024	2,500,000	2,651,946
WRKCo, Inc.,
3.900%, 06/01/2028	8,275,000	8,507,175
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	650,000	653,808
Zimmer Biomet Holdings, Inc.,
3.700%, 03/19/2023	10,000,000	10,319,256
Zoetis, Inc.:
3.250%, 02/01/2023	7,500,000	7,654,844
4.500%, 11/13/2025	2,000,000	2,194,651
Total Industrials		824,600,127	19.5%

Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	6,200,000	6,431,957
Avangrid, Inc.,
3.800%, 06/01/2029	10,975,000	11,485,671
Edison International:
2.950%, 03/15/2023	2,650,000	2,538,998
4.125%, 03/15/2028	13,600,000	13,299,401
EDP Finance BV,
4.125%, 01/15/2020 (1)(2)	15,000,000	15,033,000
Enel Finance International NV:
3.625%, 05/25/2027 (1)(2)	1,550,000	1,557,074
3.500%, 04/06/2028 (1)(2)	13,550,000	13,358,134
Fortis, Inc.,
2.100%, 10/04/2021 (1)	5,000,000	4,957,215
Mississippi Power Co.,
2.961%, 03/27/2020 (3 Month LIBOR USD + 0.650%) (3)	7,000,000	7,001,718
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,536,717
PSEG Power LLC,
5.125%, 04/15/2020	220,000	224,516
RGS I&M Funding Corp.,
9.820%, 12/07/2022	411,732	458,522
Southern Co.,
2.750%, 06/15/2020	3,200,000	3,209,933
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	3,800,000	3,951,944
Total Utilities		86,044,800	2.1%

Financials
ABN AMRO Bank NV:
2.450%, 06/04/2020 (1)(2)	2,650,000	2,650,466
4.750%, 07/28/2025 (1)(2)	8,650,000	9,258,441
Aetna, Inc.,
2.800%, 06/15/2023	4,010,000	4,034,103
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	3,000,000	3,063,750
American International Group, Inc.:
4.875%, 06/01/2022	6,000,000	6,432,300
4.125%, 02/15/2024	1,000,000	1,059,646
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	747,320
Anthem, Inc.,
3.350%, 12/01/2024	10,000,000	10,345,131
ANZ New Zealand (Int'l) Ltd.:
2.850%, 08/06/2020 (1)(2)	4,000,000	4,024,575
2.125%, 07/28/2021 (1)(2)	1,200,000	1,191,917
Banco Santander SA,
3.500%, 04/11/2022 (1)	4,400,000	4,513,727
Bank of America Corp.:
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	11,000,000	10,988,010
3.300%, 01/11/2023	4,710,000	4,854,958
4.000%, 04/01/2024	1,596,000	1,700,721
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	5,060,000	5,252,575
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	3,295,000	3,376,300
3.705%, 04/24/2028 (3 Month LIBOR USD + 1.512%) (3)	5,050,000	5,306,045
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%) (3)	1,519,000	1,563,045
Bank of New Zealand,
3.500%, 02/20/2024 (1)(2)	5,000,000	5,178,437
Bank of Nova Scotia,
4.500%, 12/16/2025 (1)	7,000,000	7,535,670
Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.300%, 03/05/2020 (1)(2)	3,000,000	2,997,828
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)	8,000,000	8,386,112
Barclays Bank PLC,
10.180%, 06/12/2021 (1)(2)	5,000,000	5,659,261
Barclays PLC:
3.250%, 01/12/2021 (1)	2,000,000	2,014,353
3.684%, 01/10/2023 (1)	7,350,000	7,446,270
4.337%, 01/10/2028 (1)	2,275,000	2,329,672
BNP Paribas SA,
3.500%, 03/01/2023 (1)(2)	10,000,000	10,286,664
BNZ International Funding Ltd.:
2.100%, 09/14/2021 (1)(2)	10,000,000	9,917,963
3.375%, 03/01/2023 (1)(2)	2,000,000	2,063,150
Boston Properties LP,
3.200%, 01/15/2025	12,175,000	12,428,604
BPCE SA:
5.700%, 10/22/2023 (1)(2)	5,375,000	5,874,970
4.000%, 04/15/2024 (1)	3,500,000	3,718,286
4.625%, 07/11/2024 (1)(2)	10,000,000	10,562,991
Brown & Brown, Inc.:
4.200%, 09/15/2024	8,956,000	9,458,969
4.500%, 03/15/2029	5,000,000	5,252,409
Capital One NA,
2.650%, 08/08/2022	12,150,000	12,214,290
Citigroup, Inc.:
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	2,000,000	2,025,793
3.750%, 06/16/2024	500,000	527,281
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%) (3)	10,040,000	10,371,114
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	9,000,000	9,521,704
Citizens Bank NA:
2.450%, 12/04/2019	8,500,000	8,499,542
2.550%, 05/13/2021	2,000,000	2,005,918
CNA Financial Corp.:
5.750%, 08/15/2021	1,385,000	1,480,653
7.250%, 11/15/2023	1,980,000	2,322,182
4.500%, 03/01/2026	5,070,000	5,435,085
3.900%, 05/01/2029	4,000,000	4,206,379
Comerica Bank,
2.500%, 06/02/2020	3,375,000	3,379,556
Compass Bank:
2.750%, 09/29/2019	8,000,000	7,999,291
2.875%, 06/29/2022	3,475,000	3,504,377
3.875%, 04/10/2025	4,200,000	4,351,215
Cooperatieve Rabobank UA:
2.500%, 01/19/2021 (1)	8,525,000	8,554,537
4.625%, 12/01/2023 (1)	3,400,000	3,642,138
3.750%, 07/21/2026 (1)	1,276,000	1,305,734
Credit Agricole SA:
2.750%, 06/10/2020 (1)(2)	3,000,000	3,012,619
3.375%, 01/10/2022 (1)(2)	7,400,000	7,546,974
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	1,000,000	1,020,957
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	4,000,000	4,197,252
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 06/09/2023 (1)	9,000,000	9,333,646
Deutsche Bank AG:
2.950%, 08/20/2020 (1)	3,000,000	2,978,384
3.150%, 01/22/2021 (1)	1,500,000	1,488,687
4.250%, 10/14/2021 (1)	7,000,000	7,096,435
3.300%, 11/16/2022 (1)	5,175,000	5,087,093
Discover Financial Services,
4.100%, 02/09/2027	9,000,000	9,374,931
First Horizon National Corp.,
3.500%, 12/15/2020	13,196,000	13,354,191
First Niagara Financial Group, Inc.,
6.750%, 03/19/2020	1,618,000	1,667,440
First Tennessee Bank NA,
2.950%, 12/01/2019	500,000	500,573
Goldman Sachs Group, Inc.:
2.550%, 10/23/2019	2,000,000	2,000,741
2.350%, 11/15/2021	3,160,000	3,156,849
3.000%, 04/26/2022	5,000,000	5,047,812
3.500%, 01/23/2025	2,000,000	2,069,123
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	3,500,000	3,581,885
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%) (3)	4,000,000	4,131,068
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	3,100,000	3,324,776
Guardian Life Global Funding:
2.000%, 04/26/2021 (2)	4,350,000	4,325,151
3.400%, 04/25/2023 (2)	9,000,000	9,322,937
Hartford Financial Services Group, Inc.,
5.125%, 04/15/2022	500,000	536,053
High Street Funding Trust I,
Series 2018-1, 4.111%, 02/15/2028 (2)	5,000,000	5,260,000
Highmark, Inc.,
4.750%, 05/15/2021 (2)	2,000,000	2,059,114
HSBC Holdings PLC:
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	10,140,000	10,328,437
3.600%, 05/25/2023 (1)	2,700,000	2,808,999
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	3,000,000	3,125,731
3.970%, 05/22/2030 (3 Month LIBOR USD + 1.610%) (1)(3)	1,000,000	1,044,556
HSBC USA, Inc.,
2.350%, 03/05/2020	3,500,000	3,500,140
Humana, Inc.,
2.900%, 12/15/2022	6,275,000	6,363,593
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	1,585,000	1,604,642
2.300%, 01/14/2022	1,300,000	1,300,017
Huntington National Bank,
2.875%, 08/20/2020	3,500,000	3,520,786
ING Bank NV:
2.500%, 10/01/2019 (1)(2)	2,475,000	2,475,485
5.000%, 06/09/2021 (1)(2)	2,000,000	2,096,241
5.800%, 09/25/2023 (1)(2)	9,405,000	10,404,098
ING Groep NV,
3.550%, 04/09/2024 (1)	4,000,000	4,137,762
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	4,750,000	4,857,902
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,350,000	10,660,412
Jefferies Group LLC:
8.500%, 07/15/2019	3,325,000	3,332,027
6.875%, 04/15/2021	2,000,000	2,138,659
4.850%, 01/15/2027	1,425,000	1,470,306
John Hancock Life Insurance Co.,
7.375%, 02/15/2024	11,325,000	13,328,972
JPMorgan Chase & Co.:
2.295%, 08/15/2021	2,500,000	2,496,331
4.500%, 01/24/2022	3,000,000	3,161,201
3.811%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	5,035,000	5,111,104
KeyBank NA:
3.180%, 05/22/2022	2,750,000	2,800,740
3.400%, 05/20/2026	2,200,000	2,257,018
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	966,000	1,021,213
4.569%, 02/01/2029 (2)	1,559,000	1,713,588
Life Storage LP,
3.875%, 12/15/2027	8,000,000	8,177,825
Lloyds Bank PLC:
5.800%, 01/13/2020 (1)(2)	2,900,000	2,951,756
3.000%, 01/11/2022 (1)	7,000,000	7,074,069
4.050%, 08/16/2023 (1)	4,580,000	4,780,825
Macquarie Bank Ltd.:
2.400%, 01/21/2020 (1)(2)	1,100,000	1,099,839
6.625%, 04/07/2021 (1)(2)	5,482,000	5,853,620
Macquarie Group Ltd.:
3.547%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	5,250,000	5,312,423
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	4,000,000	4,170,040
Manulife Financial Corp.,
4.900%, 09/17/2020 (1)	2,375,000	2,447,263
Marsh & McLennan Companies, Inc.,
3.875%, 03/15/2024	1,550,000	1,644,851
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023 (2)	9,906,000	11,520,341
MBIA Insurance Corp.,
13.563%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(8)	500,000	349,375
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (2)	1,300,000	1,326,000
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021 (1)	3,000,000	2,984,513
2.998%, 02/22/2022 (1)	2,595,000	2,635,676
3.455%, 03/02/2023 (1)	2,000,000	2,056,194
Mizuho Financial Group Cayman 3 Ltd.,
4.600%, 03/27/2024 (1)(2)	7,000,000	7,442,657
Mizuho Financial Group, Inc.:
2.601%, 09/11/2022 (1)	5,000,000	4,997,008
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	3,000,000	3,141,414
Morgan Stanley:
3.981%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	7,000,000	7,133,910
3.125%, 07/27/2026	4,600,000	4,687,469
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	225,000	232,055
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	5,000,000	5,103,641
4.000%, 09/14/2026 (1)(2)	10,000,000	10,001,697
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	1,478,000	1,538,928
Nationwide Mutual Insurance Co.,
8.250%, 12/01/2031 (2)	2,195,000	3,209,344
Nomura Holdings, Inc.,
6.700%, 03/04/2020 (1)	1,000,000	1,028,126
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	10,350,000	10,783,460
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	6,000,000	6,245,888
People's United Bank NA,
4.000%, 07/15/2024	5,000,000	5,203,253
Pine Street Trust I,
4.572%, 02/15/2029 (2)	5,000,000	5,237,106
Principal Life Global Funding II:
2.200%, 04/08/2020 (2)	2,000,000	1,995,906
3.000%, 04/18/2026 (2)	7,000,000	7,097,318
Protective Life Corp.:
7.375%, 10/15/2019	2,965,000	3,004,550
4.300%, 09/30/2028 (2)	1,400,000	1,474,670
Protective Life Global Funding,
2.700%, 11/25/2020 (2)	3,000,000	3,017,201
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	8,300,000	10,703,738
Regions Bank,
3.374%, 08/13/2021 (3 Month LIBOR USD + 0.500%) (3)	3,425,000	3,454,148
Regions Financial Corp.,
2.750%, 08/14/2022	4,725,000	4,759,067
Reliance Standard Life Global Funding II,
3.050%, 01/20/2021 (2)	5,000,000	5,042,106
Royal Bank of Scotland Group PLC:
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	2,000,000	2,068,382
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%) (1)(3)	4,700,000	5,099,198
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%) (1)(3)	6,850,000	7,090,588
Santander UK Group Holdings PLC:
3.125%, 01/08/2021 (1)	2,475,000	2,486,366
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%) (1)(3)	5,000,000	5,312,499
Santander UK PLC:
2.125%, 11/03/2020 (1)	4,500,000	4,477,768
5.000%, 11/07/2023 (1)(2)	1,675,000	1,766,534
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (1)(2)	8,500,000	8,510,013
SMBC Aviation Capital Finance DAC:
3.000%, 07/15/2022 (1)(2)	4,000,000	4,050,286
3.550%, 04/15/2024 (1)(2)	6,075,000	6,251,536
Societe Generale SA:
2.500%, 04/08/2021 (1)(2)	2,150,000	2,150,040
5.200%, 04/15/2021 (1)(2)	1,250,000	1,306,524
4.250%, 09/14/2023 (1)(2)	5,000,000	5,260,769
5.000%, 01/17/2024 (1)(2)	3,350,000	3,555,205
4.250%, 04/14/2025 (1)(2)	4,814,000	4,936,660
Standard Chartered PLC:
2.100%, 08/19/2019 (1)(2)	3,200,000	3,197,344
3.050%, 01/15/2021 (1)(2)	10,350,000	10,419,284
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%) (1)(2)(3)	4,000,000	4,083,697
Stifel Financial Corp.,
4.250%, 07/18/2024	10,139,000	10,641,235
Sumitomo Mitsui Financial Group, Inc.,
2.442%, 10/19/2021 (1)	6,200,000	6,208,826
Svenska Handelsbanken AB,
2.400%, 10/01/2020 (1)	5,275,000	5,281,436
Swedbank AB,
2.650%, 03/10/2021 (1)(2)	3,800,000	3,801,680
Synchrony Financial:
3.750%, 08/15/2021	5,000,000	5,095,248
4.250%, 08/15/2024	5,275,000	5,489,815
3.700%, 08/04/2026	3,000,000	2,977,783
Trinity Acquisition PLC,
4.400%, 03/15/2026 (1)	1,125,000	1,196,590
UBS Group Funding Switzerland AG:
2.950%, 09/24/2020 (1)(2)	6,225,000	6,266,388
2.650%, 02/01/2022 (1)(2)	5,000,000	5,024,825
3.491%, 05/23/2023 (1)(2)	3,050,000	3,126,789
Voya Financial, Inc.:
3.125%, 07/15/2024	3,350,000	3,405,699
3.650%, 06/15/2026	2,410,000	2,469,474
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (2)	500,000	499,977
3.250%, 10/05/2020 (2)	7,500,000	7,571,667
Wells Fargo & Co.,
3.813%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,094,570
Westpac Banking Corp.,
2.100%, 05/13/2021 (1)	5,000,000	4,989,268
Willis North America, Inc.:
3.600%, 05/15/2024	8,150,000	8,418,307
4.500%, 09/15/2028	8,500,000	9,148,123
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	3,450,000	3,623,094
Total Financials		864,628,836	20.4%
Total Corporate Bonds		1,775,273,763	42.0%

Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025	4,495,000	4,600,138
Alaska Municipal Bond Bank Authority,
4.459%, 08/01/2019	1,340,000	1,342,117
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,544,125
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,184,420
City of Berwyn IL:
5.790%, 12/01/2022	1,270,000	1,330,566
5.790%, 12/01/2022	3,230,000	3,236,202
County of Cook IL,
5.240%, 11/15/2025 (Callable 11/15/2021)	2,345,000	2,474,327
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 07/29/2019)	595,000	603,437
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	1,415,000	1,416,656
New Jersey Economic Development Authority:
0.000%, 02/15/2021	3,000,000	2,882,820
0.000%, 02/15/2022	2,000,000	1,871,600
North Carolina Housing Finance Agency:
4.000%, 01/01/2030 (Callable 07/01/2021)	205,000	209,424
3.000%, 01/01/2033 (Callable 01/01/2025)	3,215,000	3,233,100
North East Texas Independent School District,
5.240%, 08/01/2027	2,100,000	2,514,540
Public Finance Authority,
2.820%, 03/01/2020 (Callable 07/19/2019)	2,000,000	2,000,260
South Dakota Housing Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)	1,435,000	1,429,949
Winnebago & Boone Counties School District No. 205:
3.800%, 12/01/2026 (Callable 12/01/2025)	2,200,000	2,299,022
3.950%, 12/01/2027 (Callable 12/01/2025)	1,700,000	1,777,520
Total Municipal Bonds		37,950,223	0.9%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1990-108, Class G, 7.000%, 09/25/2020	373	377
Series G-29, Class O, 8.500%, 09/25/2021	96	100
Series 1991-137, Class H, 7.000%, 10/25/2021	6,791	6,965
Series 1993-32, Class H, 6.000%, 03/25/2023	5,833	6,096
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2021	20,010	20,504
6.000%, 07/01/2028	3,508	3,907
Federal Home Loan Mortgage Corp. (FHLMC):
Series 74, Class F, 6.000%, 10/15/2020	12	12
Series 1395, Class G, 6.000%, 10/15/2022	2,797	2,907
Total U.S. Government Agency Issues		40,868	0.0%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	46,652	46,756
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (2)(6)	55,546	54,665
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	125,038	123,509
Series 2004-8CB, Class A, 2.674%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	1,306,358	1,309,957
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 (6)	33,582	33,712
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027 (4)	1,192	1,233
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 2.744%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	756,142	757,268
Series 2005-W5, Class A1, 2.639%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	6,348,558	6,320,501
Banc of America Alternative Loan Trust,
Series 2006-2, Class 7A1, 6.000%, 03/25/2021 (6)	57,644	51,710
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	2,366,361	2,554,523
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 4.499%, 07/25/2034 (4)	897,225	905,125
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 (7)	38,788	39,669
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 (7)	3,921	1,984
Countrywide Asset-Backed Certificates:
Series 2004-12, Class AF6, 4.634%, 03/25/2035 (4)	441	447
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (4)	44,233	45,009
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)(6)	510,882	483,551
Series 2006-13, Class 1AF3, 4.318%, 01/25/2037 (4)	36,445	36,566
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	703	651
Series 1999-2, Class A7F, 7.030%, 08/15/2030	189,404	191,978
GSAMP Trust,
Series 2005-WMC2, Class A1B, 3.024%, 11/25/2035 (1 Month LIBOR USD + 0.620%) (3)	1,041,090	1,044,128
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029 (7)	570	573
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	37,978	38,213
Series 2006-A1, Class 2A1, 4.290%, 03/25/2036 (4)(6)	293,580	276,440
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 2.534%, 07/25/2036 (1 Month LIBOR USD + 0.130%) (3)	718,664	717,512
MASTR Alternative Loan Trust,
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	2,379	2,377
MortgageIT Trust,
Series 2005-3, Class A1, 3.004%, 08/25/2035 (1 Month LIBOR USD + 0.600%) (3)	3,859,407	3,830,131
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 2.634%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	1,187,837	1,186,119
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	3,499,140	3,653,932
Nomura Home Equity Loan, Inc.,
Series 2006-HE2, Class A3, 2.574%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	30,087	30,086
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 08/25/2019 (6)	1,475	1,471
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	3,204	3,221
Soundview Home Loan Trust,
Series 2003-2, Class A2, 3.704%, 11/25/2033 (1 Month LIBOR USD + 1.300%) (3)	1,330,922	1,350,685
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 3.074%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,350,792	1,348,487
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 3.404%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	1,565,435	1,561,936
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 4.367%, 10/25/2043 (4)	2,814,669	2,897,712
Towd Point Mortgage Trust:
Series 2015-5, Class A1B, 2.750%, 05/25/2055 (2)(4)	1,941,512	1,945,469
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	1,937,812	1,956,933
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	9,078,909	9,114,908
Series 2017-5, Class A1, 3.004%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	5,037,440	5,022,889
Series 2019-1, Class A1, 3.750%, 03/25/2058 (2)(4)	9,470,992	9,890,347
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	1,140	1,137
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	2,186	2,184
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	12,260	12,216
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	5,122	5,105
Series 2004-AR3, Class A1, 4.506%, 06/25/2034 (4)	2,243,533	2,304,757
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	2,310,263	2,510,339
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class A33, 3.404%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	2,497,908	2,503,008
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 4.947%, 06/25/2035 (4)	2,839,583	2,952,403
Total Non-U.S. Government Agency Issues		69,123,532	1.6%
Total Residential Mortgage-Backed Securities		69,164,400	1.6%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K720, Class A2, 2.716%, 06/25/2022	16,125,000	16,362,707
Series K028, Class A2, 3.111%, 02/25/2023	13,850,000	14,327,736
Series K-723, Class A2, 2.454%, 08/25/2023	14,500,000	14,689,048
Series K727, Class A2, 2.946%, 07/25/2024	5,400,000	5,579,846
Series K041, Class A2, 3.171%, 10/25/2024	4,895,000	5,127,796
Series K-043, Class A2, 3.062%, 12/25/2024	3,250,000	3,383,692
Series K048, Class A2, 3.284%, 06/25/2025 (4)	8,725,000	9,209,182
Series K050, Class A2, 3.334%, 08/25/2025 (4)	12,375,000	13,113,106
Series K-734, Class A2, 3.208%, 02/25/2026	9,375,000	9,859,392
Series K068, Class A2, 3.244%, 08/25/2027	9,354,000	9,904,872
Series K071, Class A2, 3.286%, 11/25/2027	7,075,000	7,521,133
Series K073, Class A2, 3.350%, 01/25/2028	9,100,000	9,707,813
Total U.S. Government Agency Issues		118,786,323	2.8%

Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	11,550,000	11,888,646
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	11,675,000	12,083,333
COMM Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%, 08/12/2050	13,000,000	13,975,827
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A5, 3.664%, 07/17/2045	3,373,000	3,544,907
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Class A4, 2.918%, 02/16/2046	9,980,000	10,176,484
Series 2014-C16, Class A4, 3.600%, 06/17/2047	13,175,000	13,816,119
Series 2016-C29, Class ASB, 3.140%, 05/17/2049	5,000,000	5,156,055
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/17/2047	16,400,000	16,826,125
Series 2015-P2, Class ASB, 3.656%, 12/17/2048	11,675,000	12,240,510
Series 2015-P2, Class A4, 3.809%, 12/17/2048	13,211,144	14,165,411
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,875,000	9,068,490
Series 2014-C24, Class ASB, 3.324%, 11/18/2047	10,127,000	10,422,340
Series 2013-C12, Class ASB, 2.838%, 03/17/2048	6,769,032	6,825,075
Total Non-U.S. Government Agency Issues		140,189,322	3.3%
Total Commercial Mortgage-Backed Securities		258,975,645	6.1%

Asset Backed Securities
Bank of The West Auto Trust,
Series 2019-1, Class A3, 2.430%, 04/15/2024 (2)	8,000,000	8,018,606
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	34,427	34,759
Series 1998-7, Class A1, 6.320%, 05/01/2029	1,164,789	1,201,042
Series 1998-3, Class A5, 6.220%, 03/01/2030	133,419	138,818
Series 1998-4, Class A5, 6.180%, 04/01/2030	59,845	61,889
Dell Equipment Finance Trust:
Series 2018-1, Class A3, 3.180%, 06/22/2023 (2)	16,285,000	16,468,315
Series 2019-1, Class A3, 2.830%, 03/22/2024 (2)	11,375,000	11,518,413
Ford Credit Auto Owner Trust:
Series 2016-1, Class A, 2.310%, 08/15/2027 (2)	5,633,000	5,652,109
Series 2019-1, Class A, 3.520%, 07/15/2030 (2)	10,825,000	11,320,412
MMAF Equipment Finance LLC,
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	5,036,076	5,031,750
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	31,935	32,522
PFS Financing Corp.:
Series 2017-D, Class A, 2.400%, 10/17/2022 (2)	14,555,000	14,580,446
Series 2019-A, Class A2, 2.860%, 04/15/2024 (2)	12,125,000	12,262,860
SoFi Consumer Loan Program LLC,
Series 2017-3, Class A, 2.770%, 05/26/2026 (2)	1,964,713	1,968,418
Verizon Owner Trust:
Series 2017-3A, Class A1A, 2.060%, 04/20/2022 (2)	12,250,000	12,237,144
Series 2018-1A, Class A1A, 2.820%, 09/20/2022 (2)	4,590,000	4,621,940
World Financial Network Credit Card Master Trust,
Series 2017-C, Class A, 2.310%, 08/15/2024	5,850,000	5,857,295
Total Asset Backed Securities		111,006,738	2.6%
Total Long-Term Investments (Cost $4,062,831,595)		4,175,090,347	98.6%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.32% (5)	61,501,251	61,501,251
Total Short-Term Investment (Cost $61,501,251)		61,501,251	1.5%
Total Investments (Cost $4,124,332,846)		4,236,591,598	100.1%
Liabilities in Excess of Other Assets		(5,596,139)	(0.1)%
TOTAL NET ASSETS		$4,230,995,459	100.0%
Notes to Schedule of Investments
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund's liquidity risk management program.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2019, the value of these securities total $793,610,994, which represents 18.76% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2019.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2019.
(8)	Security in default.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2019 (Unaudited)
Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$1,888,622,697	$–	$1,888,622,697
Other Government Related Securities	–	34,096,881	–	34,096,881
Corporate Bonds	–	1,775,273,763	–	1,775,273,763
Municipal Bonds	–	37,950,223	–	37,950,223
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	40,868	–	40,868
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	69,123,532	–	69,123,532
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	118,786,323	–	118,786,323
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	140,189,322	–	140,189,322
Asset Backed Securities	–	111,006,738	–	111,006,738
Total Long-Term Investments	–	4,175,090,347	–	4,175,090,347
Short-Term Investment
Money Market Mutual Fund	61,501,251	–	–	61,501,251
Total Short-Term Investment	61,501,251	–	–	61,501,251
Total Investments	$61,501,251	$4,175,090,347	$–	$4,236,591,598

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report. See the Fund's Valuation Policy in Note 2a to the financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2019 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$94,925,000	$94,984,328
1.875%, 03/31/2022	1,200,700,000	1,205,999,962
2.500%, 05/15/2024	417,950,000	432,300,706
2.250%, 11/15/2025	511,600,000	523,930,358
2.000%, 11/15/2026	173,300,000	174,620,059
2.250%, 11/15/2027	309,050,000	316,389,938
3.125%, 11/15/2028	161,675,000	177,330,951
3.500%, 02/15/2039	368,530,900	437,760,004
2.875%, 05/15/2043	802,075,000	857,844,277
2.500%, 02/15/2045	496,500,000	494,618,732
Total U.S. Treasury Securities		4,715,779,315	22.9%

Other Government Related Securities
CNOOC Finance (2015) Australia Pty Ltd.,
2.625%, 05/05/2020 (1)	14,500,000	14,521,603
Comision Federal de Electricidad,
4.875%, 01/15/2024 (1)(2)	3,423,000	3,535,993
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	6,107,000	6,425,908
Export-Import Bank of Korea,
2.250%, 01/21/2020 (1)	11,000,000	10,997,360
Industrial Bank of Korea,
2.000%, 04/23/2020 (1)(2)	7,000,000	6,981,928
Korea Development Bank,
2.250%, 05/18/2020 (1)	2,000,000	1,999,826
Korea Gas Corp.,
4.250%, 11/02/2020 (1)(2)	2,321,000	2,377,725
Nexen Energy ULC,
6.400%, 05/15/2037 (1)	7,567,000	10,063,080
Petroleos Mexicanos:
5.500%, 01/21/2021 (1)	5,600,000	5,664,400
4.875%, 01/24/2022 (1)	4,000,000	3,990,000
4.500%, 01/23/2026 (1)	2,500,000	2,295,450
6.625%, 06/15/2035	893,000	824,909
6.350%, 02/12/2048 (1)	8,500,000	7,297,250
Saudi Arabian Oil Co.:
4.250%, 04/16/2039 (1)(2)	6,000,000	6,074,229
4.375%, 04/16/2049 (1)(2)	5,000,000	5,070,524
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,603,844
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (1)(2)	15,000,000	14,999,607
3.250%, 04/28/2025 (1)(2)	10,000,000	10,197,337
Sinopec Group Overseas Development [2016] Ltd.,
3.500%, 05/03/2026 (1)(2)	13,450,000	13,778,933
Sinopec Group Overseas Development [2017] Ltd,
2.250%, 09/13/2020 (1)(2)	9,125,000	9,103,599
Sinopec Group Overseas Development [2017] Ltd.,
3.000%, 04/12/2022 (1)(2)	15,000,000	15,130,054
Syngenta Finance NV,
4.441%, 04/24/2023 (1)(2)	10,000,000	10,395,301
Total Other Government Related Securities		163,328,860	0.8%

Corporate Bonds
Industrials
Abbott Laboratories:
4.750%, 11/30/2036	8,949,000	10,572,952
4.900%, 11/30/2046	4,700,000	5,808,068
AbbVie, Inc.:
2.500%, 05/14/2020	9,500,000	9,499,095
4.500%, 05/14/2035	9,000,000	9,284,340
4.300%, 05/14/2036	6,000,000	6,013,736
Actavis Funding SCS:
3.850%, 06/15/2024 (1)	12,067,000	12,526,205
3.800%, 03/15/2025 (1)	16,425,000	17,045,416
4.550%, 03/15/2035 (1)	8,000,000	8,077,434
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	3,749,000	3,802,859
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	7,000,000	7,082,268
Allergan Finance LLC,
3.250%, 10/01/2022	17,863,000	18,084,652
Amgen, Inc.,
4.400%, 05/01/2045	12,300,000	13,066,579
Anadarko Finance Co.,
7.500%, 05/01/2031 (1)	7,170,000	9,508,857
Analog Devices, Inc.,
3.125%, 12/05/2023	10,000,000	10,231,333
Andeavor Logistics LP / Tesoro Logistics Finance Corp.,
5.250%, 01/15/2025	4,276,000	4,524,562
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029	4,075,000	4,625,965
4.375%, 04/15/2038	7,000,000	7,389,291
5.450%, 01/23/2039	20,000,000	23,801,299
4.900%, 02/01/2046	10,000,000	11,134,317
AP Moller - Maersk A/S:
3.875%, 09/28/2025 (1)(2)	1,900,000	1,912,211
4.500%, 06/20/2029 (1)(2)	8,000,000	8,115,111
Apple, Inc.,
2.400%, 05/03/2023	2,678,000	2,704,518
ArcelorMittal:
6.250%, 02/25/2022 (1)	19,100,000	20,721,732
6.125%, 06/01/2025 (1)	2,000,000	2,273,614
4.550%, 03/11/2026 (1)	9,000,000	9,512,993
AT&T, Inc.:
3.950%, 01/15/2025	5,000,000	5,280,784
3.400%, 05/15/2025	23,200,000	23,849,723
3.600%, 07/15/2025	2,200,000	2,281,913
3.875%, 01/15/2026	7,000,000	7,319,381
4.125%, 02/17/2026	7,650,000	8,137,630
2.950%, 07/15/2026	6,250,000	6,206,319
3.800%, 02/15/2027	6,300,000	6,556,249
5.250%, 03/01/2037	10,000,000	11,223,018
4.900%, 08/15/2037	10,000,000	10,778,358
6.375%, 03/01/2041	11,764,000	14,619,273
4.800%, 06/15/2044	1,375,000	1,451,339
4.750%, 05/15/2046	5,000,000	5,280,072
5.150%, 11/15/2046	10,599,000	11,719,805
5.150%, 02/15/2050	27,500,000	30,362,964
Baxalta, Inc.,
2.875%, 06/23/2020	1,489,000	1,493,454
Bayer US Finance II LLC,
4.250%, 12/15/2025 (2)	14,440,000	15,278,646
Bayer US Finance LLC,
2.375%, 10/08/2019 (2)	10,000,000	9,986,882
Becton Dickinson and Co.:
2.675%, 12/15/2019	4,007,000	4,008,266
3.250%, 11/12/2020	7,000,000	7,065,730
3.363%, 06/06/2024	6,300,000	6,488,572
3.734%, 12/15/2024	4,000,000	4,195,766
4.875%, 05/15/2044	10,815,000	11,634,084
Bell Canada, Inc.,
4.464%, 04/01/2048 (1)	1,225,000	1,339,924
Boardwalk Pipelines LP:
4.950%, 12/15/2024	17,936,000	19,128,469
5.950%, 06/01/2026	22,721,000	25,279,562
4.450%, 07/15/2027	7,000,000	7,157,532
4.800%, 05/03/2029	10,000,000	10,436,935
Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (1)(2)	6,000,000	5,999,390
Bristol-Myers Squibb Co.,
4.125%, 06/15/2039 (2)	9,150,000	9,867,488
Broadcom, Inc.:
3.625%, 10/15/2024 (2)	19,075,000	19,169,819
3.125%, 01/15/2025	12,000,000	11,727,681
Bunge Limited Finance Corp.:
3.500%, 11/24/2020	12,235,000	12,349,041
3.000%, 09/25/2022	15,000,000	15,071,296
3.250%, 08/15/2026	11,550,000	11,165,817
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,000,000	3,352,649
Campbell Soup Co.:
3.950%, 03/15/2025	10,325,000	10,740,550
4.800%, 03/15/2048	7,000,000	7,083,444
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037 (1)	982,000	1,225,084
Carlisle Cos, Inc.,
3.500%, 12/01/2024	5,000,000	5,115,888
Celanese US Holdings LLC,
3.500%, 05/08/2024	10,640,000	10,922,259
Celgene Corp.:
3.550%, 08/15/2022	6,450,000	6,679,068
3.250%, 02/20/2023	6,175,000	6,329,863
4.000%, 08/15/2023	2,477,000	2,617,645
Celulosa Arauco y Constitucion SA,
3.875%, 11/02/2027 (1)	12,000,000	12,165,120
CF Industries, Inc.:
3.450%, 06/01/2023	21,000,000	21,073,500
5.150%, 03/15/2034	3,000,000	2,932,500
Charter Communications Operating LLC:
4.464%, 07/23/2022	13,773,000	14,472,306
4.908%, 07/23/2025	44,750,000	48,582,541
6.384%, 10/23/2035	5,800,000	6,811,597
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.329%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	25,000,000	25,059,689
Cigna Corp.:
4.125%, 11/15/2025 (2)	13,000,000	13,844,238
4.800%, 08/15/2038 (2)	5,000,000	5,388,399
CK Hutchison International Ltd.,
2.875%, 04/05/2022 (1)(2)	8,000,000	8,078,628
CNH Industrial Capital LLC,
4.200%, 01/15/2024	2,450,000	2,549,589
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020	14,575,000	14,673,259
4.500%, 06/01/2025	6,199,000	6,671,416
5.800%, 06/01/2045	10,776,000	12,653,971
Comcast Corp.:
4.250%, 01/15/2033	5,712,000	6,407,660
3.200%, 07/15/2036	6,000,000	5,827,931
3.969%, 11/01/2047	8,622,000	9,030,962
4.950%, 10/15/2058	10,000,000	12,206,390
Conagra Brands, Inc.:
4.950%, 08/15/2020	332,000	340,435
9.750%, 03/01/2021	4,548,000	4,999,525
7.125%, 10/01/2026	6,441,000	7,771,498
7.000%, 10/01/2028	4,300,000	5,307,226
5.300%, 11/01/2038	5,000,000	5,423,660
ConocoPhillips Co.,
3.418%, 05/15/2022 (3 Month LIBOR USD + 0.900%) (3)	8,425,000	8,536,056
Corning, Inc.,
4.375%, 11/15/2057	9,000,000	8,752,185
Cox Communications, Inc.:
3.850%, 02/01/2025 (2)	4,725,000	4,939,331
3.350%, 09/15/2026 (2)	4,450,000	4,493,588
4.800%, 02/01/2035 (2)	14,000,000	14,184,838
8.375%, 03/01/2039 (2)	19,011,000	26,018,663
CSX Corp.,
4.650%, 03/01/2068	9,000,000	9,695,029
CVS Health Corp.:
4.780%, 03/25/2038	33,000,000	34,424,740
5.050%, 03/25/2048	19,300,000	20,556,801
Daimler Finance North America LLC:
1.500%, 07/05/2019 (2)	10,700,000	10,698,823
3.400%, 02/22/2022 (2)	6,550,000	6,683,194
Danone SA,
2.589%, 11/02/2023 (1)(2)	19,600,000	19,696,144
Dell Technologies, Inc.,
4.000%, 07/15/2024 (2)	27,450,000	28,168,104
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	5,661,000	8,151,695
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	50,575,000	52,114,525
5.450%, 06/15/2023 (2)	15,043,000	16,213,221
Dominion Gas Holdings LLC,
2.800%, 11/15/2020	7,275,000	7,308,741
DuPont de Nemours, Inc.:
4.493%, 11/15/2025	10,000,000	11,065,599
5.319%, 11/15/2038	29,000,000	34,051,037
DXC Technology Co.:
3.470%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	6,153,000	6,153,066
4.250%, 04/15/2024	49,525,000	51,894,719
4.750%, 04/15/2027	21,312,000	22,674,431
Elanco Animal Health, Inc.,
4.272%, 08/28/2023 (2)	10,000,000	10,495,608
Enable Midstream Partners LP,
3.900%, 05/15/2024	5,000,000	5,066,466
Enbridge Energy Partners LP:
7.500%, 04/15/2038	4,500,000	6,323,172
7.375%, 10/15/2045	20,000,000	29,381,689
Encana Corp.,
3.900%, 11/15/2021 (1)	20,000,000	20,486,218
Energy Transfer Operating LP,
5.800%, 06/15/2038	11,347,000	12,626,747
Energy Transfer Partners LP:
4.150%, 10/01/2020	10,000,000	10,171,848
4.050%, 03/15/2025	26,585,000	27,673,566
6.050%, 06/01/2041	1,311,000	1,467,881
6.500%, 02/01/2042	5,621,000	6,644,813
Eni SpA,
4.250%, 05/09/2029 (1)(2)	18,250,000	19,100,089
Ensco PLC,
5.200%, 03/15/2025 (1)	4,000,000	2,940,000
Enterprise Products Operating LLC:
3.700%, 02/15/2026	8,350,000	8,837,414
5.750%, 03/01/2035	4,930,000	5,541,933
EQT Midstream Partners LP:
4.750%, 07/15/2023	10,405,000	10,819,722
4.000%, 08/01/2024	3,000,000	2,987,970
4.125%, 12/01/2026	10,000,000	9,673,368
ERAC USA Finance LLC:
2.350%, 10/15/2019 (2)	4,000,000	3,995,271
3.300%, 12/01/2026 (2)	20,225,000	20,495,731
Express Scripts Holding Co.:
3.300%, 02/25/2021	2,350,000	2,381,200
4.750%, 11/15/2021	5,000,000	5,249,788
3.900%, 02/15/2022	10,000,000	10,333,161
3.050%, 11/30/2022	10,000,000	10,154,827
3.000%, 07/15/2023	5,512,000	5,579,638
3.500%, 06/15/2024	9,000,000	9,268,550
FedEx Corp.,
4.950%, 10/17/2048	15,000,000	16,380,618
Ferguson Finance PLC,
4.500%, 10/24/2028 (1)(2)	11,000,000	11,491,678
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	5,577,000	5,659,383
3.500%, 04/15/2023	12,188,000	12,598,353
3.875%, 06/05/2024	582,000	615,254
4.500%, 08/15/2046	17,040,000	17,955,243
4.750%, 05/15/2048	15,000,000	16,742,131
Fiserv, Inc.:
2.700%, 06/01/2020	10,000,000	10,020,139
3.500%, 10/01/2022	5,410,000	5,574,621
3.200%, 07/01/2026	11,650,000	11,890,923
4.200%, 10/01/2028	5,000,000	5,412,902
4.400%, 07/01/2049	3,500,000	3,682,249
FMC Corp.,
4.100%, 02/01/2024	45,220,000	46,948,509
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	5,000,000	4,983,790
4.375%, 05/10/2043 (1)	1,874,000	2,027,203
Ford Motor Credit Co. LLC:
2.597%, 11/04/2019	10,000,000	9,994,476
3.200%, 01/15/2021	25,000,000	25,077,311
3.336%, 03/18/2021	7,500,000	7,538,512
3.339%, 03/28/2022	5,000,000	5,019,606
2.979%, 08/03/2022	34,690,000	34,322,197
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (2)	24,000,000	25,097,429
Fortive Corp.,
2.350%, 06/15/2021	5,125,000	5,114,835
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (2)	14,530,000	15,474,450
Fresenius Medical Care US Finance III, Inc.,
3.750%, 06/15/2029 (2)	14,200,000	14,057,506
General Electric Co.:
2.200%, 01/09/2020	1,432,000	1,428,149
5.550%, 05/04/2020	1,585,000	1,621,549
4.650%, 10/17/2021	1,534,000	1,598,275
3.150%, 09/07/2022	11,538,000	11,685,495
3.100%, 01/09/2023	2,850,000	2,875,200
General Motors Financial Co., Inc.:
2.350%, 10/04/2019	6,800,000	6,796,294
2.650%, 04/13/2020	3,500,000	3,499,051
2.450%, 11/06/2020	9,000,000	8,970,329
4.200%, 03/01/2021	30,000,000	30,665,781
4.375%, 09/25/2021	2,675,000	2,761,137
3.450%, 01/14/2022	5,000,000	5,071,411
3.150%, 06/30/2022	6,000,000	6,036,658
5.100%, 01/17/2024	12,000,000	12,832,320
Georgia-Pacific LLC,
2.539%, 11/15/2019 (2)	19,125,000	19,126,082
Gilead Sciences, Inc.,
4.600%, 09/01/2035	4,600,000	5,177,655
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	13,691,000	14,234,122
4.625%, 04/29/2024 (2)	30,620,000	32,326,556
4.000%, 04/16/2025 (2)	4,450,000	4,550,570
4.000%, 03/27/2027 (2)	25,550,000	25,799,756
3.875%, 10/27/2027 (2)	2,000,000	1,994,840
4.875%, 03/12/2029 (2)	11,000,000	11,590,998
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)	17,505,000	18,111,654
3.875%, 06/27/2024 (1)(2)	18,220,000	18,800,981
4.875%, 06/27/2044 (1)(2)	7,400,000	7,752,166
4.700%, 11/10/2047 (1)(2)	25,000,000	25,614,750
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,633,000	3,733,928
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (2)	5,000,000	5,390,937
Halliburton Co.,
3.800%, 11/15/2025	9,000,000	9,436,781
Harris Corp.:
2.700%, 04/27/2020	4,000,000	4,004,104
3.832%, 04/27/2025	5,000,000	5,259,318
HCA, Inc.,
5.250%, 04/15/2025	30,686,000	33,998,786
Hewlett Packard Enterprise Co.:
2.100%, 10/04/2019 (2)	11,000,000	10,984,576
3.600%, 10/15/2020	10,000,000	10,131,580
4.400%, 10/15/2022	15,150,000	15,980,732
Holcim US Finance Sarl & Cie SCS,
6.000%, 12/30/2019 (1)(2)	1,232,000	1,248,951
Hubbell, Inc.,
3.150%, 08/15/2027	11,700,000	11,525,543
Husky Energy, Inc.,
4.400%, 04/15/2029 (1)	20,000,000	21,182,251
Hutchison Whampoa International Ltd.:
5.750%, 09/11/2019 (1)(2)	9,150,000	9,202,521
3.625%, 10/31/2024 (1)(2)	7,850,000	8,198,505
Hyundai Capital America:
2.000%, 07/01/2019 (2)	8,600,000	8,600,000
2.750%, 09/18/2020 (2)	6,000,000	6,004,703
3.000%, 03/18/2021 (2)	15,000,000	15,079,370
3.750%, 07/08/2021 (2)	12,950,000	13,207,103
3.950%, 02/01/2022 (2)	17,222,000	17,678,855
3.100%, 04/05/2022 (2)	21,255,000	21,366,822
3.400%, 06/20/2024 (2)	8,000,000	8,039,437
Hyundai Capital Services, Inc.,
2.625%, 09/29/2020 (1)(2)	5,150,000	5,146,422
Ingersoll-Rand Luxembourg Finance SA:
2.625%, 05/01/2020 (1)	2,650,000	2,651,422
4.500%, 03/21/2049 (1)	10,000,000	10,779,693
International Business Machines Corp.,
4.150%, 05/15/2039	11,325,000	12,098,339
JM Smucker Co.,
3.500%, 03/15/2025	5,000,000	5,171,747
Johnson Controls International PLC:
6.000%, 01/15/2036 (1)	892,000	1,052,498
4.500%, 02/15/2047 (1)	4,400,000	4,469,018
4.950%, 07/02/2064 (1)(7)	1,713,000	1,682,592
Kansas City Southern,
4.700%, 05/01/2048	10,075,000	11,287,472
Keysight Technologies, Inc.:
3.300%, 10/30/2019	16,500,000	16,518,329
4.600%, 04/06/2027	37,450,000	40,042,887
Kinder Morgan Energy Partners LP:
4.300%, 05/01/2024	10,000,000	10,629,553
6.950%, 01/15/2038	14,008,000	17,960,544
6.500%, 09/01/2039	5,359,000	6,595,639
7.500%, 11/15/2040	6,617,000	8,852,295
Kinder Morgan, Inc.:
5.000%, 02/15/2021 (2)	4,155,000	4,309,402
5.625%, 11/15/2023 (2)	5,017,000	5,555,108
7.800%, 08/01/2031	14,995,000	20,166,243
7.750%, 01/15/2032	19,102,000	26,153,914
Kraft Heinz Foods Co.:
2.800%, 07/02/2020	4,000,000	4,004,444
3.000%, 06/01/2026	10,000,000	9,730,871
5.000%, 07/15/2035	14,740,000	15,461,684
Laboratory Corp. of America Holdings,
3.200%, 02/01/2022	2,400,000	2,439,322
Lafarge SA,
7.125%, 07/15/2036 (1)	893,000	1,123,491
Lennar Corp.,
4.125%, 01/15/2022	496,000	508,871
Lennox International, Inc.,
3.000%, 11/15/2023	5,930,000	5,954,725
Lockheed Martin Corp.,
3.100%, 01/15/2023	5,000,000	5,129,794
Magellan Midstream Partners LP,
3.200%, 03/15/2025	5,000,000	5,054,814
Marathon Petroleum Corp.:
3.400%, 12/15/2020	10,825,000	10,937,311
3.625%, 09/15/2024	1,600,000	1,656,207
4.750%, 09/15/2044	1,500,000	1,547,155
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	893,000	1,026,306
Medtronic, Inc.,
3.150%, 03/15/2022	3,975,000	4,086,565
Microchip Technology, Inc.:
3.922%, 06/01/2021	19,981,000	20,339,576
4.333%, 06/01/2023	16,455,000	17,158,476
Microsoft Corp.,
3.950%, 08/08/2056	12,000,000	13,353,420
Molex Electronic Technologies LLC:
2.878%, 04/15/2020 (2)	23,093,000	23,104,231
3.900%, 04/15/2025 (2)	3,090,000	3,192,312
Mosaic Co.:
4.250%, 11/15/2023	36,878,000	39,114,683
5.450%, 11/15/2033	2,000,000	2,264,880
4.875%, 11/15/2041	5,000,000	5,032,155
MPLX LP:
4.500%, 07/15/2023	18,255,000	19,363,798
4.875%, 12/01/2024	12,165,000	13,233,494
4.875%, 06/01/2025	12,500,000	13,585,273
4.125%, 03/01/2027	11,700,000	12,247,067
4.500%, 04/15/2038	5,725,000	5,780,005
Mylan NV:
3.150%, 06/15/2021 (1)	5,000,000	5,001,015
3.950%, 06/15/2026 (1)	29,400,000	28,429,464
Mylan, Inc.,
4.550%, 04/15/2028	10,000,000	9,806,886
Newell Brands, Inc.,
3.850%, 04/01/2023	15,000,000	15,220,253
Nutrien Ltd.:
3.375%, 03/15/2025 (1)	5,125,000	5,253,491
4.200%, 04/01/2029 (1)	7,000,000	7,569,304
nVent Finance Sarl,
4.550%, 04/15/2028 (1)	23,725,000	24,105,012
ONEOK Partners LP,
5.000%, 09/15/2023	1,200,000	1,296,308
ONEOK, Inc.,
7.500%, 09/01/2023	5,000,000	5,854,905
Orange SA,
9.000%, 03/01/2031 (1)	29,044,000	44,287,487
Pactiv LLC,
7.950%, 12/15/2025	286,000	312,097
Pernod Ricard SA:
4.450%, 01/15/2022 (1)(2)	331,000	346,356
4.250%, 07/15/2022 (1)(2)	20,527,000	21,533,418
Perrigo Finance Unlimited Co.,
4.375%, 03/15/2026 (1)	4,875,000	4,884,770
Pfizer, Inc.,
5.800%, 08/12/2023	3,938,000	4,484,048
Phillips 66:
5.875%, 05/01/2042	6,000,000	7,426,222
4.875%, 11/15/2044	21,130,000	23,686,493
Phillips 66 Partners LP:
3.605%, 02/15/2025	3,000,000	3,091,259
3.550%, 10/01/2026	7,000,000	7,127,191
POSCO,
4.250%, 10/28/2020 (1)(2)	975,000	997,093
Qualcomm, Inc.,
2.250%, 05/20/2020	3,600,000	3,598,827
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.875%, 03/01/2022	8,955,000	9,606,082
RELX Capital, Inc.,
4.000%, 03/18/2029	10,500,000	11,113,161
Republic Services, Inc.,
5.500%, 09/15/2019	7,400,000	7,441,269
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 (1)	446,000	556,643
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	1,785,000	1,814,006
Rockwell Collins, Inc.,
4.350%, 04/15/2047	9,175,000	10,025,830
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	17,500,000	19,601,264
5.875%, 06/30/2026	45,000,000	51,423,085
Samarco Mineracao SA,
5.750%, 10/24/2023 (1)(2)(8)	4,463,000	3,542,551
Seagate HDD Cayman,
4.750%, 06/01/2023 (1)	7,500,000	7,739,496
Shell International Finance BV:
3.250%, 05/11/2025 (1)	5,725,000	6,006,573
4.125%, 05/11/2035 (1)	10,000,000	11,116,482
Sherwin-Williams Co.,
4.500%, 06/01/2047	4,000,000	4,266,381
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	26,223,000	26,479,343
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	1,339,000	1,679,200
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	6,000,000	5,914,269
3.350%, 02/01/2022 (2)	30,802,000	30,725,278
Solvay Finance America LLC:
3.400%, 12/03/2020 (2)	15,088,000	15,233,174
4.450%, 12/03/2025 (2)	43,329,000	46,143,264
Spectra Energy Partners LP,
4.500%, 03/15/2045	7,000,000	7,395,498
Stryker Corp.,
2.625%, 03/15/2021	6,225,000	6,251,813
Sunoco Logistics Partners Operations LP:
3.900%, 07/15/2026	12,000,000	12,253,772
5.400%, 10/01/2047	7,425,000	7,886,126
Sysco Corp.,
3.300%, 07/15/2026	11,550,000	11,856,350
TC PipeLines LP:
4.375%, 03/13/2025	31,115,000	32,787,215
3.900%, 05/25/2027	10,327,000	10,511,524
Telecom Italia Capital SA,
7.200%, 07/18/2036 (1)	5,475,000	6,036,187
Telefonica Emisiones SAU:
5.462%, 02/16/2021 (1)	8,830,000	9,252,500
4.665%, 03/06/2038 (1)	4,000,000	4,157,296
5.213%, 03/08/2047 (1)	7,225,000	7,965,345
4.895%, 03/06/2048 (1)	12,550,000	13,253,587
5.520%, 03/01/2049 (1)	10,375,000	12,017,942
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	25,000,000	21,625,000
3.150%, 10/01/2026 (1)	15,000,000	11,625,000
Thermo Fisher Scientific, Inc.,
3.000%, 04/15/2023	7,975,000	8,177,925
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	1,031,772
6.750%, 06/15/2039	2,767,000	3,209,822
Timken Co.:
3.875%, 09/01/2024	2,000,000	2,065,915
4.500%, 12/15/2028	6,550,000	6,800,014
Transcontinental Gas Pipe Line Co. LLC:
7.250%, 12/01/2026	3,500,000	4,362,757
4.600%, 03/15/2048	5,150,000	5,464,772
TTX Co.:
3.600%, 01/15/2025 (2)	5,000,000	5,256,172
3.900%, 02/01/2045 (2)	10,250,000	10,420,127
4.600%, 02/01/2049 (2)	8,325,000	9,526,528
Tyson Foods, Inc.,
5.100%, 09/23/2048	10,000,000	11,295,151
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)	7,000,000	7,951,650
8.250%, 01/17/2034 (1)	8,526,000	11,137,087
6.875%, 11/21/2036 (1)	3,483,000	4,183,954
6.875%, 11/10/2039 (1)	16,643,000	19,974,929
Valero Energy Corp.:
4.000%, 04/01/2029	15,475,000	16,201,732
6.625%, 06/15/2037	2,100,000	2,660,526
Valero Energy Partners LP,
4.375%, 12/15/2026	10,000,000	10,729,247
Verisk Analytics, Inc.,
5.800%, 05/01/2021	8,325,000	8,829,557
Verizon Communications, Inc.:
4.329%, 09/21/2028	3,077,000	3,409,920
4.500%, 08/10/2033	16,325,000	18,391,204
4.272%, 01/15/2036	8,148,000	8,825,120
5.250%, 03/16/2037	28,793,000	34,440,218
4.812%, 03/15/2039	36,839,000	42,351,288
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	3,100,000	4,186,323
5.000%, 05/30/2038 (1)	6,800,000	7,397,077
4.375%, 02/19/2043 (1)	15,554,000	15,285,470
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021 (2)	8,845,000	9,129,240
4.250%, 11/13/2023 (2)	17,350,000	18,264,187
Vulcan Materials Co.,
4.700%, 03/01/2048	3,446,000	3,378,408
Wabtec Corp.:
4.375%, 08/15/2023	2,678,000	2,774,111
3.450%, 11/15/2026	19,315,000	18,873,934
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	6,383,000	6,511,515
3.800%, 11/18/2024	5,934,000	6,164,111
4.500%, 11/18/2034	4,750,000	4,879,316
4.800%, 11/18/2044	8,520,000	8,559,579
Walt Disney Co.:
7.300%, 04/30/2028 (2)	6,350,000	8,430,117
6.150%, 03/01/2037 (2)	2,570,000	3,491,631
6.750%, 01/09/2038 (2)	5,650,000	8,010,240
Waste Management, Inc.,
3.450%, 06/15/2029	5,000,000	5,270,358
Western Gas Partners LP:
4.000%, 07/01/2022	10,463,000	10,599,048
3.950%, 06/01/2025	8,000,000	7,954,435
WestRock MWV LLC:
9.750%, 06/15/2020	143,000	152,168
8.200%, 01/15/2030	7,963,000	10,733,079
Williams Companies, Inc.:
3.700%, 01/15/2023	3,690,000	3,813,688
4.550%, 06/24/2024	5,000,000	5,387,713
8.750%, 03/15/2032	4,000,000	5,693,411
Williams Partners LP:
3.600%, 03/15/2022	10,176,000	10,442,280
4.500%, 11/15/2023	7,310,000	7,806,079
6.300%, 04/15/2040	2,767,000	3,361,193
4.850%, 03/01/2048	7,000,000	7,486,752
Woodside Finance Ltd.:
3.650%, 03/05/2025 (1)(2)	12,300,000	12,624,788
4.500%, 03/04/2029 (1)(2)	10,000,000	10,566,929
WRKCo, Inc.,
3.000%, 09/15/2024	10,000,000	10,096,359
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	13,965,000	14,046,823
Zimmer Biomet Holdings, Inc.,
5.750%, 11/30/2039	9,850,000	11,230,271
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	9,500,000	9,648,369
Zoetis, Inc.:
3.450%, 11/13/2020	5,145,000	5,210,266
3.250%, 02/01/2023	34,200,000	34,906,085
4.700%, 02/01/2043	3,568,000	4,030,912
Total Industrials		4,106,858,283	20.0%

Utilities
Ameren Corp.,
2.700%, 11/15/2020	10,000,000	10,032,558
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	5,000,000	5,187,062
Berkshire Hathaway Energy Co.,
2.400%, 02/01/2020	5,000,000	4,997,972
Duke Energy Corp.,
2.650%, 09/01/2026	10,000,000	9,886,725
Edison International,
2.950%, 03/15/2023	5,000,000	4,790,563
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	19,175,000	19,708,184
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	7,000,000	7,055,445
3.625%, 05/25/2027 (1)(2)	22,790,000	22,894,010
3.500%, 04/06/2028 (1)(2)	8,000,000	7,886,721
6.800%, 09/15/2037 (1)(2)	4,565,000	5,805,984
4.750%, 05/25/2047 (1)(2)	34,392,000	35,786,371
Entergy Corp.,
2.950%, 09/01/2026	13,075,000	13,096,626
Exelon Corp.,
4.950%, 06/15/2035	3,500,000	3,916,615
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (1)(2)	4,909,000	5,095,149
National Rural Utilities Cooperative Finance Corp.:
2.000%, 01/27/2020	2,000,000	1,996,239
8.000%, 03/01/2032	4,659,000	6,781,071
NiSource, Inc.,
3.950%, 03/30/2048	11,750,000	11,716,054
PSEG Power LLC,
5.125%, 04/15/2020	3,575,000	3,648,379
RGS I&M Funding Corp.,
9.820%, 12/07/2022	713,509	794,594
Southern Co.,
4.250%, 07/01/2036	5,525,000	5,706,794
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	1,785,000	1,856,374
Total Utilities		188,639,490	0.9%

Financials
ABN AMRO Bank NV:
2.450%, 06/04/2020 (1)(2)	9,000,000	9,001,584
7.750%, 05/15/2023 (1)(2)	7,200,000	8,242,073
4.750%, 07/28/2025 (1)(2)	44,316,000	47,433,187
4.800%, 04/18/2026 (1)(2)	9,000,000	9,691,682
AerCap Holdings N.V.,
4.875%, 01/16/2024 (1)	20,000,000	21,476,093
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	6,000,000	6,127,500
American International Group, Inc.:
6.400%, 12/15/2020	10,830,000	11,433,726
4.875%, 06/01/2022	17,698,000	18,973,140
4.125%, 02/15/2024	893,000	946,264
3.875%, 01/15/2035	4,875,000	4,855,268
6.820%, 11/15/2037	1,410,000	1,805,923
8.175%, 05/15/2058 (3 Month LIBOR USD + 4.195%) (3)	893,000	1,143,040
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	264,528
Anthem, Inc.:
5.100%, 01/15/2044	1,584,000	1,821,023
4.375%, 12/01/2047	8,650,000	9,236,364
ANZ New Zealand (Int'l) Ltd.:
2.850%, 08/06/2020 (1)(2)	15,350,000	15,444,306
2.750%, 02/03/2021 (1)(2)	3,000,000	3,015,083
3.400%, 03/19/2024 (1)(2)	2,000,000	2,075,179
Aon PLC:
4.000%, 11/27/2023 (1)	6,150,000	6,475,908
3.875%, 12/15/2025 (1)	9,126,000	9,708,398
4.450%, 05/24/2043 (1)	1,274,000	1,288,759
ASB Bank Ltd.,
3.750%, 06/14/2023 (1)(2)	10,000,000	10,418,586
Australia & New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (1)(2)	44,423,000	47,010,709
Banco Santander SA:
3.500%, 04/11/2022 (1)	13,000,000	13,336,013
5.179%, 11/19/2025 (1)	14,000,000	15,226,613
4.379%, 04/12/2028 (1)	13,400,000	14,260,463
Bank of America Corp.:
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	29,000,000	28,968,390
3.300%, 01/11/2023	7,000,000	7,215,436
4.125%, 01/22/2024	15,000,000	16,042,960
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	16,000,000	16,608,934
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	15,000,000	15,370,106
3.500%, 04/19/2026	9,000,000	9,424,639
3.248%, 10/21/2027	6,000,000	6,147,555
7.750%, 05/14/2038	1,138,000	1,679,535
Bank of Montreal,
3.100%, 04/13/2021 (1)	12,500,000	12,692,744
Bank of Nova Scotia:
2.450%, 09/19/2022 (1)	10,000,000	10,091,922
4.500%, 12/16/2025 (1)	8,500,000	9,150,456
Bank of Tokyo-Mitsubishi UFJ Ltd.:
4.100%, 09/09/2023 (1)(2)	2,911,000	3,089,196
3.750%, 03/10/2024 (1)(2)	2,800,000	2,946,384
Banque Federative du Credit Mutuel SA:
2.700%, 07/20/2022 (1)(2)	5,000,000	5,036,348
3.750%, 07/20/2023 (1)(2)	34,100,000	35,745,802
Barclays Bank PLC,
10.180%, 06/12/2021 (1)(2)	12,770,000	14,453,752
Barclays PLC:
3.250%, 01/12/2021 (1)	12,175,000	12,262,373
3.684%, 01/10/2023 (1)	25,475,000	25,808,670
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%) (1)(3)	10,000,000	10,346,787
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%) (1)(3)	13,000,000	13,427,670
3.650%, 03/16/2025 (1)	8,100,000	8,140,824
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%) (1)(3)	12,000,000	12,212,853
BB&T Corp.,
2.625%, 06/29/2020	5,000,000	5,010,300
Berkshire Hathaway, Inc.,
2.750%, 03/15/2023	14,675,000	14,912,083
BNP Paribas SA:
2.375%, 05/21/2020 (1)	10,000,000	9,999,829
3.500%, 03/01/2023 (1)(2)	8,570,000	8,815,671
3.375%, 01/09/2025 (1)(2)	8,350,000	8,495,668
BNZ International Funding Ltd.:
2.400%, 02/21/2020 (1)(2)	7,000,000	7,004,485
2.750%, 03/02/2021 (1)(2)	14,000,000	14,049,189
2.650%, 11/03/2022 (1)(2)	20,350,000	20,404,274
3.375%, 03/01/2023 (1)(2)	20,000,000	20,631,496
BPCE SA:
2.500%, 07/15/2019 (1)	7,925,000	7,924,366
5.700%, 10/22/2023 (1)(2)	22,955,000	25,090,221
4.000%, 04/15/2024 (1)	2,500,000	2,655,918
5.150%, 07/21/2024 (1)(2)	38,285,000	41,415,965
4.500%, 03/15/2025 (1)(2)	21,000,000	22,133,321
Brown & Brown, Inc.,
4.500%, 03/15/2029	23,825,000	25,027,726
Canadian Imperial Bank of Commerce,
3.100%, 04/02/2024 (1)	37,700,000	38,545,179
Capital One Financial Corp.:
3.050%, 03/09/2022	4,000,000	4,062,247
3.200%, 01/30/2023	6,550,000	6,715,334
3.900%, 01/29/2024	4,550,000	4,781,788
Capital One NA:
2.400%, 09/05/2019	12,000,000	11,997,986
1.850%, 09/13/2019	5,000,000	4,993,115
3.375%, 02/15/2023	41,962,000	42,803,268
Citigroup, Inc.:
2.350%, 08/02/2021	9,000,000	8,994,215
2.750%, 04/25/2022	8,675,000	8,754,529
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%) (3)	12,200,000	12,408,545
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	20,350,000	20,612,443
3.950%, 09/01/2023 (3 Month LIBOR USD + 1.430%) (3)	7,000,000	7,129,082
4.044%, 06/01/2024 (3 Month LIBOR USD + 1.023%) (3)	22,600,000	23,890,227
3.750%, 06/16/2024	1,000,000	1,054,562
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%) (3)	5,650,000	5,836,334
3.700%, 01/12/2026	4,500,000	4,737,148
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	7,600,000	8,040,550
Citizens Bank NA,
2.450%, 12/04/2019	19,300,000	19,298,960
CNA Financial Corp.:
5.750%, 08/15/2021	7,199,000	7,696,188
7.250%, 11/15/2023	4,000,000	4,691,277
4.500%, 03/01/2026	14,000,000	15,008,124
3.450%, 08/15/2027	9,550,000	9,717,453
3.900%, 05/01/2029	8,000,000	8,412,758
Comerica Bank:
2.500%, 06/02/2020	29,000,000	29,039,150
4.000%, 07/27/2025	10,000,000	10,579,885
Commonwealth Bank of Australia,
4.500%, 12/09/2025 (1)(2)	10,000,000	10,653,255
Compass Bank:
2.750%, 09/29/2019	31,216,000	31,213,233
2.875%, 06/29/2022	8,000,000	8,067,630
3.875%, 04/10/2025	24,985,000	25,884,551
Cooperatieve Rabobank UA:
4.625%, 12/01/2023 (1)	14,630,000	15,671,906
4.375%, 08/04/2025 (1)	20,397,000	21,655,303
3.750%, 07/21/2026 (1)	12,000,000	12,279,635
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	10,180,000	10,382,189
3.750%, 04/24/2023 (1)(2)	5,000,000	5,189,684
4.375%, 03/17/2025 (1)(2)	4,204,000	4,398,989
4.000%, 01/10/2033 (5 Year Swap Rate USD + 1.644%) (1)(2)(3)	8,000,000	8,089,793
Credit Suisse AG:
5.300%, 08/13/2019 (1)	1,406,000	1,410,464
5.400%, 01/14/2020 (1)	5,000,000	5,073,033
3.625%, 09/09/2024 (1)	4,325,000	4,555,795
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	17,000,000	17,356,265
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	8,325,000	8,735,531
4.282%, 01/09/2028 (1)(2)	8,900,000	9,395,600
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%) (1)(2)(3)	11,000,000	11,339,941
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	14,550,000	15,089,395
4.550%, 04/17/2026 (1)	2,000,000	2,175,486
Credit Suisse USA, Inc.,
7.125%, 07/15/2032	5,063,000	7,208,865
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	12,000,000	12,170,313
Deutsche Bank AG:
2.700%, 07/13/2020 (1)	5,300,000	5,277,521
2.950%, 08/20/2020 (1)	575,000	570,857
3.125%, 01/13/2021 (1)	1,625,000	1,607,581
3.150%, 01/22/2021 (1)	3,000,000	2,977,375
4.250%, 10/14/2021 (1)	36,125,000	36,622,673
5.000%, 02/14/2022 (1)	10,000,000	10,308,153
3.300%, 11/16/2022 (1)	22,175,000	21,798,315
3.700%, 05/30/2024 (1)	10,000,000	9,719,718
Discover Bank:
3.350%, 02/06/2023	8,600,000	8,801,107
4.200%, 08/08/2023	20,000,000	21,224,070
3.450%, 07/27/2026	12,000,000	12,208,358
Discover Financial Services:
3.950%, 11/06/2024	10,000,000	10,519,843
4.100%, 02/09/2027	9,150,000	9,531,179
Fifth Third Bancorp,
2.875%, 07/27/2020	6,000,000	6,027,547
First Horizon National Corp.,
3.500%, 12/15/2020	29,078,000	29,426,582
First Tennessee Bank NA,
2.950%, 12/01/2019	5,612,000	5,618,431
FirstMerit Bank NA,
4.270%, 11/25/2026	4,600,000	4,813,556
Five Corners Funding Trust,
4.419%, 11/15/2023 (2)	8,330,000	8,929,456
FMR LLC,
4.950%, 02/01/2033 (2)	1,750,000	2,085,054
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 (1)	12,638,000	12,578,000
Goldman Sachs Group, Inc.:
2.550%, 10/23/2019	2,700,000	2,701,001
2.350%, 11/15/2021	6,175,000	6,168,843
3.000%, 04/26/2022	20,000,000	20,191,250
2.908%, 06/05/2023 (3 Month LIBOR USD + 1.053%) (3)	12,000,000	12,129,061
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%) (3)	8,000,000	8,077,365
4.125%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	5,000,000	5,134,000
3.850%, 07/08/2024	3,000,000	3,147,346
3.500%, 01/23/2025	3,000,000	3,103,684
3.750%, 05/22/2025	5,000,000	5,229,873
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	15,000,000	15,350,935
4.332%, 10/28/2027 (3 Month LIBOR USD + 1.750%) (3)	10,000,000	10,203,428
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%) (3)	6,775,000	6,996,996
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	10,000,000	10,725,084
6.345%, 02/15/2034	1,053,000	1,323,652
Guardian Life Global Funding,
3.400%, 04/25/2023 (2)	6,950,000	7,199,379
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	2,000,000	2,321,455
4.850%, 01/24/2077 (2)	22,227,000	25,115,054
Harborwalk Funding Trust,
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%) (2)(3)	23,170,000	26,508,797
Hartford Financial Services Group, Inc.,
5.125%, 04/15/2022	1,538,000	1,648,899
Highmark, Inc.,
4.750%, 05/15/2021 (2)	4,378,000	4,507,400
HSBC Bank PLC,
7.650%, 05/01/2025 (1)	2,525,000	3,021,022
HSBC Bank USA NA,
7.000%, 01/15/2039	4,200,000	5,918,803
HSBC Holdings PLC:
2.650%, 01/05/2022 (1)	4,000,000	4,015,531
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	15,600,000	15,889,902
3.600%, 05/25/2023 (1)	2,275,000	2,366,842
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%) (1)(3)	6,000,000	6,277,157
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	26,550,000	27,662,723
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.348%) (1)(3)	7,450,000	7,925,466
4.375%, 11/23/2026 (1)	10,000,000	10,560,487
3.970%, 05/22/2030 (3 Month LIBOR USD + 1.610%) (1)(3)	2,000,000	2,089,112
HSBC USA, Inc.:
2.350%, 03/05/2020	3,000,000	3,000,120
5.000%, 09/27/2020	3,716,000	3,826,080
9.125%, 05/15/2021	625,000	695,114
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	7,600,000	7,694,185
2.300%, 01/14/2022	26,450,000	26,450,335
ING Bank NV:
2.500%, 10/01/2019 (1)(2)	3,500,000	3,500,686
2.450%, 03/16/2020 (1)(2)	9,225,000	9,234,228
5.800%, 09/25/2023 (1)(2)	47,525,000	52,573,608
Invesco Finance PLC:
3.125%, 11/30/2022 (1)	5,902,000	6,036,071
3.750%, 01/15/2026 (1)	4,900,000	5,110,574
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	23,475,000	24,179,051
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	3,817,506
4.850%, 01/15/2027	4,600,000	4,746,250
4.150%, 01/23/2030	10,000,000	9,585,991
6.250%, 01/15/2036	1,390,000	1,498,032
John Hancock Life Insurance Co.,
7.375%, 02/15/2024	13,339,000	15,699,352
JPMorgan Chase & Co.:
4.250%, 10/15/2020	886,000	907,872
2.550%, 03/01/2021	7,000,000	7,024,439
2.295%, 08/15/2021	18,000,000	17,973,587
3.811%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	15,000,000	15,226,725
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%) (3)	15,000,000	15,551,582
3.125%, 01/23/2025	14,000,000	14,396,527
5.600%, 07/15/2041	4,106,000	5,332,038
KEB Hana Bank,
1.750%, 10/18/2019 (1)(2)	20,000,000	19,960,861
KeyBank NA:
2.250%, 03/16/2020	5,000,000	4,996,777
3.400%, 05/20/2026	18,965,000	19,456,524
Kookmin Bank,
1.625%, 08/01/2019 (1)(2)	7,000,000	6,996,570
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	591,000	624,779
4.569%, 02/01/2029 (2)	2,087,000	2,293,943
10.750%, 06/15/2088 (3 Month LIBOR USD + 7.120%) (2)(3)	2,231,000	3,413,430
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	465,000	672,031
Life Storage LP,
3.500%, 07/01/2026	6,819,000	6,818,834
Lincoln National Corp.,
4.632%, 04/20/2067 (3 Month LIBOR USD + 2.040%) (3)	1,004,000	790,650
Lloyds Bank PLC,
5.800%, 01/13/2020 (1)(2)	1,428,000	1,453,486
Lloyds Banking Group PLC:
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	18,669,000	18,700,015
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%) (1)(3)	10,000,000	10,010,276
Macquarie Bank Ltd.:
2.400%, 01/21/2020 (1)(2)	17,000,000	16,997,520
4.875%, 06/10/2025 (1)(2)	17,600,000	18,809,581
Macquarie Group Ltd.:
7.625%, 08/13/2019 (1)(2)	3,944,000	3,966,988
3.547%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	29,067,000	29,412,609
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	24,000,000	25,020,240
Manufacturers & Traders Trust Co.,
2.100%, 02/06/2020	10,850,000	10,837,357
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	10,000,000	10,781,889
5.375%, 03/04/2046 (1)	5,150,000	6,304,143
Marsh & McLennan Companies, Inc.:
5.875%, 08/01/2033	4,700,000	5,915,487
4.350%, 01/30/2047	3,450,000	3,740,895
Massachusetts Mutual Life Insurance Co.:
8.875%, 06/01/2039 (2)	8,124,000	13,327,066
4.500%, 04/15/2065 (2)	3,000,000	3,236,134
4.900%, 04/01/2077 (2)	11,175,000	13,059,908
MBIA Insurance Corp.,
13.563%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)	714,000	498,907
MetLife, Inc.:
6.500%, 12/15/2032	466,000	634,787
4.875%, 11/13/2043	3,375,000	4,012,068
4.050%, 03/01/2045	12,375,000	13,397,446
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 (1)	8,738,000	8,822,161
2.190%, 09/13/2021 (1)	12,400,000	12,335,986
2.665%, 07/25/2022 (1)	9,000,000	9,024,942
3.455%, 03/02/2023 (1)	10,650,000	10,949,233
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (1)(2)	13,000,000	13,040,642
2.953%, 02/28/2022 (1)	12,575,000	12,719,420
2.601%, 09/11/2022 (1)	13,000,000	12,992,220
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	5,000,000	5,235,690
Morgan Stanley:
5.625%, 09/23/2019	1,941,000	1,954,462
2.650%, 01/27/2020	4,200,000	4,204,805
2.800%, 06/16/2020	5,000,000	5,023,252
2.500%, 04/21/2021	8,000,000	8,014,988
2.750%, 05/19/2022	20,000,000	20,209,821
3.981%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	8,000,000	8,153,040
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%) (3)	6,455,000	6,729,493
3.875%, 04/29/2024	1,650,000	1,748,761
3.700%, 10/23/2024	4,000,000	4,220,116
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%) (3)	12,000,000	12,495,002
3.772%, 01/24/2029 (3 Month LIBOR USD + 1.140%) (3)	1,000,000	1,049,141
National Australia Bank Ltd.,
2.500%, 07/12/2026 (1)	7,875,000	7,764,628
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	20,000,000	20,414,566
4.000%, 09/14/2026 (1)(2)	30,507,000	30,512,177
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%) (1)(2)(3)	20,000,000	20,920,149
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%) (1)(2)(3)	7,000,000	6,772,285
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	16,905,000	17,601,884
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)	12,026,000	17,125,795
4.450%, 05/15/2069 (2)	10,000,000	11,030,148
Nomura Holdings, Inc.,
6.700%, 03/04/2020 (1)	1,667,000	1,713,886
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	15,793,000	16,454,414
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	12,295,000	12,798,866
People's United Bank NA,
4.000%, 07/15/2024	11,400,000	11,863,418
Pine Street Trust I,
4.572%, 02/15/2029 (2)	7,825,000	8,196,071
PNC Bank NA,
4.200%, 11/01/2025	2,678,000	2,905,800
Pricoa Global Funding I,
2.550%, 11/24/2020 (2)	14,000,000	14,054,391
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,860,000	1,899,441
3.125%, 05/15/2023	4,667,000	4,713,747
3.400%, 05/15/2025	16,000,000	16,538,818
4.300%, 11/15/2046	2,325,000	2,420,857
Principal Life Global Funding II:
2.200%, 04/08/2020 (2)	4,000,000	3,991,812
3.000%, 04/18/2026 (2)	13,400,000	13,586,295
Protective Life Corp.:
7.375%, 10/15/2019	7,096,000	7,190,653
4.300%, 09/30/2028 (2)	10,000,000	10,533,355
8.450%, 10/15/2039	2,650,000	3,947,967
Protective Life Global Funding,
2.700%, 11/25/2020 (2)	8,000,000	8,045,869
Prudential Financial, Inc.:
3.878%, 03/27/2028	11,000,000	11,958,716
6.625%, 12/01/2037	5,000,000	6,937,402
3.935%, 12/07/2049	11,426,000	11,987,683
RBC USA Holdco Corp.,
5.250%, 09/15/2020	2,025,000	2,096,337
Regions Financial Corp.:
3.200%, 02/08/2021	25,000,000	25,270,769
2.750%, 08/14/2022	8,800,000	8,863,448
Reliance Standard Life Global Funding II:
2.500%, 01/15/2020 (2)	6,940,000	6,936,804
2.375%, 05/04/2020 (2)	30,000,000	29,962,616
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	7,773,000	8,484,144
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	10,650,000	10,768,644
3.875%, 09/12/2023 (1)	10,000,000	10,260,504
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	19,275,000	19,934,033
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%) (1)(3)	10,000,000	10,678,512
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%) (1)(3)	7,000,000	7,594,549
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%) (1)(3)	35,000,000	36,229,281
Santander Holdings USA, Inc.,
2.650%, 04/17/2020	2,000,000	1,999,445
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 (1)	4,866,000	4,873,980
3.125%, 01/08/2021 (1)	2,600,000	2,611,940
3.571%, 01/10/2023 (1)	5,000,000	5,086,970
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%) (1)(3)	5,250,000	5,578,124
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%) (1)(3)	6,000,000	6,060,068
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	21,921,000	23,118,924
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (1)(2)	15,000,000	15,017,670
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022 (1)(2)	8,000,000	8,100,572
Societe Generale SA:
2.500%, 04/08/2021 (1)(2)	10,225,000	10,225,189
3.250%, 01/12/2022 (1)(2)	8,000,000	8,114,518
4.250%, 09/14/2023 (1)(2)	8,000,000	8,417,230
5.000%, 01/17/2024 (1)(2)	20,000,000	21,225,108
3.875%, 03/28/2024 (1)	15,300,000	15,826,549
4.250%, 04/14/2025 (1)(2)	21,032,000	21,567,893
Standard Chartered PLC:
2.100%, 08/19/2019 (1)(2)	14,000,000	13,988,380
2.250%, 04/17/2020 (1)(2)	8,000,000	7,975,487
3.050%, 01/15/2021 (1)(2)	4,500,000	4,530,124
4.247%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	10,000,000	10,317,206
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%) (1)(2)(3)	31,557,000	32,342,946
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%) (1)(2)(3)	11,250,000	11,485,398
5.700%, 03/26/2044 (1)(2)	6,000,000	6,987,029
Stifel Financial Corp.,
4.250%, 07/18/2024	7,850,000	8,238,849
Sumitomo Mitsui Banking Corp.:
2.450%, 01/16/2020 (1)	20,500,000	20,504,445
3.950%, 07/19/2023 (1)	1,850,000	1,955,612
Sumitomo Mitsui Financial Group, Inc.:
2.934%, 03/09/2021 (1)	5,950,000	6,004,253
2.442%, 10/19/2021 (1)	15,775,000	15,797,458
2.784%, 07/12/2022 (1)	10,000,000	10,130,087
3.102%, 01/17/2023 (1)	12,000,000	12,214,127
SunTrust Banks, Inc.:
2.900%, 03/03/2021	14,150,000	14,277,320
2.700%, 01/27/2022	12,800,000	12,893,396
3.300%, 05/15/2026	3,925,000	3,996,680
Svenska Handelsbanken AB,
2.400%, 10/01/2020 (1)	5,200,000	5,206,344
Swedbank AB,
2.200%, 03/04/2020 (1)(2)	6,468,000	6,455,340
Synchrony Financial:
3.000%, 08/15/2019	1,212,000	1,212,181
3.750%, 08/15/2021	10,225,000	10,419,782
4.375%, 03/19/2024	1,538,000	1,610,501
4.250%, 08/15/2024	26,864,000	27,957,988
4.500%, 07/23/2025	23,127,000	24,279,421
3.950%, 12/01/2027	7,000,000	6,991,930
TD Ameritrade Holding Corp.:
2.950%, 04/01/2022	4,625,000	4,708,629
3.625%, 04/01/2025	7,000,000	7,358,712
Torchmark Corp.:
3.800%, 09/15/2022	12,475,000	12,815,277
4.550%, 09/15/2028	5,000,000	5,462,560
Trinity Acquisition PLC:
4.400%, 03/15/2026 (1)	27,305,000	29,042,557
6.125%, 08/15/2043 (1)	15,671,000	18,803,648
UBS AG,
3.370%, 06/01/2020 (3 Month LIBOR USD + 0.850%) (1)(3)	4,710,000	4,738,347
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (1)(2)	14,150,000	14,220,254
3.491%, 05/23/2023 (1)(2)	14,825,000	15,198,247
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	42,658,000	43,030,923
4.253%, 03/23/2028 (1)(2)	17,150,000	18,485,241
Voya Financial, Inc.:
3.125%, 07/15/2024	21,875,000	22,238,706
3.650%, 06/15/2026	5,800,000	5,943,132
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (2)	5,985,000	5,984,720
3.250%, 10/05/2020 (2)	8,000,000	8,076,445
Wells Fargo & Co.:
2.500%, 03/04/2021	5,000,000	5,010,905
3.069%, 01/24/2023	10,000,000	10,155,694
3.813%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,094,570
3.000%, 02/19/2025	5,000,000	5,084,270
3.000%, 04/22/2026	8,000,000	8,087,548
3.900%, 05/01/2045	5,000,000	5,371,008
Wells Fargo Bank NA,
5.850%, 02/01/2037	10,000,000	12,840,674
Westpac Banking Corp.,
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%) (1)(3)	8,350,000	8,645,056
Willis North America, Inc.:
7.000%, 09/29/2019	5,463,000	5,516,824
3.600%, 05/15/2024	9,000,000	9,296,290
5.050%, 09/15/2048	10,200,000	11,278,321
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	13,879,000	14,575,339
Total Financials		3,775,843,810	18.3%
Total Corporate Bonds		8,071,341,583	39.2%

Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,285,131
California Housing Finance Agency:
3.656%, 02/01/2029 (Callable 08/01/2025)	19,650,000	20,586,519
2.794%, 08/01/2036 (Callable 08/01/2025)	9,255,000	9,230,844
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	8,094,322
City of Berwyn IL:
5.790%, 12/01/2022	2,480,000	2,598,271
5.790%, 12/01/2022	6,355,000	6,367,202
City of Vernon CA,
4.500%, 08/01/2022	7,265,000	7,724,439
County of Cuyahoga OH,
9.125%, 10/01/2023	895,000	1,012,236
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,305,000	2,343,009
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 07/29/2019)	3,150,000	3,194,667
Kentucky Housing Corp.,
3.500%, 01/01/2040 (Callable 07/01/2025)	4,340,000	4,429,925
Louisiana Housing Corp.,
2.100%, 12/01/2038 (Callable 09/01/2024)	3,715,775	3,611,993
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041 (Callable 09/01/2024)	12,130,000	12,217,457
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	750,000	759,923
3.750%, 07/01/2034 (Callable 07/01/2023)	960,000	976,771
4.000%, 07/01/2036 (Callable 07/01/2025)	5,420,000	5,552,194
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	2,320,000	2,316,079
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,456,100
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,377,870
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,718,048
Total Municipal Bonds		104,853,000	0.5%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-37, Class G, 8.000%, 07/25/2019	12	12
Series 1989-94, Class G, 7.500%, 12/25/2019	557	559
Series 1990-58, Class J, 7.000%, 05/25/2020	164	167
Series 1990-76, Class G, 7.000%, 07/25/2020	1,726	1,741
Series 1990-105, Class J, 6.500%, 09/25/2020	1,599	1,620
Series 1990-108, Class G, 7.000%, 09/25/2020	430	435
Series 1991-1, Class G, 7.000%, 01/25/2021	834	847
Series 1991-86, Class Z, 6.500%, 07/25/2021	3,520	3,624
Series 1993-58, Class H, 5.500%, 04/25/2023	46,946	48,683
Series 1998-66, Class C, 6.000%, 12/25/2028	34,867	36,882
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2020	2,722	2,732
3.000%, 12/01/2026	804,355	823,650
2.500%, 04/01/2028	2,527,474	2,551,470
6.500%, 06/01/2029	106,906	119,480
3.000%, 04/01/2031	7,542,341	7,714,361
3.000%, 02/01/2032	68,718,974	70,330,390
3.500%, 05/01/2032	19,215,583	19,942,650
3.000%, 07/01/2032	16,616,047	17,006,179
3.500%, 07/01/2032	24,032,012	24,941,459
5.000%, 08/01/2033	4,646,424	5,047,461
3.500%, 01/01/2034	19,385,532	20,116,907
5.000%, 09/01/2035	9,799,777	10,721,783
5.500%, 01/01/2036	161,424	179,436
5.000%, 03/01/2036	4,227,366	4,626,256
6.000%, 12/01/2036	147,910	167,843
5.000%, 02/01/2038	2,323,659	2,541,545
5.500%, 05/01/2038	498,612	541,859
5.500%, 01/01/2039	10,279,812	11,424,899
4.500%, 11/01/2039	3,808,467	4,093,116
4.500%, 11/01/2039	4,358,375	4,682,960
4.500%, 12/01/2039	23,035,697	24,758,531
5.000%, 03/01/2040	901,341	980,191
4.500%, 08/01/2040	825,888	887,617
4.500%, 09/01/2040	3,095,648	3,327,043
4.000%, 01/01/2041	30,259,301	31,932,769
4.000%, 01/01/2041	15,452,215	16,305,534
4.500%, 03/01/2041	2,300,115	2,472,035
3.500%, 10/01/2041	9,600,932	9,922,860
4.000%, 03/01/2042	7,064,130	7,454,873
3.500%, 06/01/2042	4,847,451	5,035,855
3.500%, 07/01/2042	13,042,261	13,549,183
3.000%, 08/01/2042	17,115,283	17,420,799
3.000%, 10/01/2042	6,604,318	6,722,217
3.000%, 11/01/2042	35,771,345	36,497,119
3.500%, 12/01/2042	13,849,149	14,387,187
3.000%, 01/01/2043	12,867,299	13,029,915
3.000%, 01/01/2043	27,048,371	27,529,825
3.500%, 01/01/2043	21,468,732	22,302,938
3.000%, 02/01/2043	3,624,298	3,689,000
3.000%, 04/01/2043	9,049,901	9,211,467
3.000%, 04/01/2043	15,852,970	16,135,655
3.000%, 04/01/2043	5,656,300	5,771,270
3.500%, 04/01/2043	63,139,793	65,551,246
4.000%, 04/01/2043	19,344,194	20,687,737
3.500%, 05/01/2043	13,057,189	13,541,202
3.000%, 06/01/2043	18,613,269	18,931,155
3.000%, 08/01/2043	5,790,839	5,894,228
3.500%, 11/01/2043	10,183,506	10,578,521
3.500%, 01/01/2044	11,392,698	11,834,772
3.500%, 02/01/2044	40,616,948	42,191,514
4.000%, 03/01/2044	6,231,542	6,536,961
3.500%, 05/01/2044	41,434,474	43,172,866
4.000%, 05/01/2044	22,409,029	23,646,074
4.000%, 07/01/2044	5,222,504	5,473,118
3.500%, 10/01/2044	93,277,355	96,633,573
4.000%, 10/01/2044	12,375,849	13,044,010
3.500%, 01/01/2045	28,855,030	29,973,645
4.500%, 01/01/2045	34,789,868	37,444,191
3.500%, 06/01/2045	21,067,700	21,952,069
3.000%, 10/01/2045	41,094,719	41,828,035
4.000%, 10/01/2045	8,426,243	8,818,956
4.000%, 11/01/2045	16,925,164	17,713,970
3.500%, 01/01/2046	39,296,616	40,749,006
4.000%, 02/01/2046	18,728,819	19,605,047
4.000%, 04/01/2046	11,768,598	12,403,898
3.500%, 05/01/2046	11,236,633	11,587,873
3.000%, 08/01/2046	5,299,992	5,373,317
3.500%, 08/01/2046	35,174,263	36,643,948
3.000%, 10/01/2046	69,476,160	70,673,662
3.000%, 10/01/2046 (9)	64,798,790	66,115,935
3.000%, 05/01/2047	68,093,289	69,266,986
4.000%, 08/01/2048	51,640,881	54,103,653
Federal Home Loan Mortgage Corp. (FHLMC):
Series 141, Class D, 5.000%, 05/15/2021 (9)	262	262
Series 1081, Class K, 7.000%, 05/15/2021	12,313	12,589
Series 163, Class F, 6.000%, 07/15/2021 (4)(9)	1,634	1,654
Series 188, Class H, 7.000%, 09/15/2021 (9)	2,485	2,502
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	27,700	28,342
3.000%, 04/01/2027	6,563,389	6,717,062
2.500%, 12/01/2027	8,522,602	8,598,631
2.500%, 05/01/2028	11,480,576	11,583,009
5.000%, 05/01/2028	166,248	175,715
3.000%, 11/01/2028	21,892,648	22,405,868
4.500%, 08/01/2029	1,312,624	1,375,175
4.500%, 09/01/2029	1,512,318	1,584,335
2.500%, 04/01/2030	4,296,215	4,330,652
2.500%, 05/01/2030	13,571,246	13,679,998
3.500%, 11/01/2030	35,959,463	37,398,053
3.000%, 12/01/2030	13,687,079	13,999,781
3.000%, 12/01/2030	22,031,018	22,534,866
2.500%, 09/01/2031	47,917,311	48,316,162
3.500%, 01/01/2032	47,585,108	49,351,864
2.500%, 02/01/2032	7,700,298	7,762,143
3.000%, 09/01/2032	3,102,088	3,183,024
6.000%, 03/01/2033	40,957	46,437
3.500%, 10/01/2033	22,452,835	23,288,017
4.500%, 10/01/2033	15,876,665	16,955,403
5.000%, 10/01/2033	16,926,744	18,400,407
3.000%, 11/01/2033	96,556,496	99,015,338
5.000%, 11/01/2033	47,789	51,979
4.000%, 01/01/2034	7,108,335	7,486,759
5.500%, 04/01/2034	5,757,650	6,395,231
4.000%, 06/01/2034	9,397,589	9,897,614
4.000%, 09/01/2034	11,121,934	11,713,758
5.500%, 09/01/2034	151,118	167,853
6.000%, 11/01/2034	40,923	46,399
3.500%, 01/01/2035	64,174,772	66,248,459
5.500%, 02/01/2035	516,017	573,172
5.000%, 07/01/2035	4,419,698	4,830,579
5.000%, 10/01/2035	2,194,626	2,399,520
5.000%, 02/01/2036	3,156,212	3,451,206
5.500%, 11/01/2036	199,893	222,051
2.500%, 12/01/2036	31,153,023	31,212,300
5.500%, 04/01/2037	1,287,646	1,416,624
4.000%, 05/01/2037	50,356,194	52,652,483
2.500%, 04/01/2038	68,240,927	68,664,308
4.000%, 04/01/2039	12,381,354	13,056,653
5.000%, 06/01/2039	10,431,913	11,400,866
5.000%, 06/01/2039	15,253,897	16,674,739
4.500%, 11/01/2039	215,592	231,430
4.000%, 08/01/2040	1,578,406	1,664,566
3.500%, 12/01/2040	9,788,989	10,099,285
4.000%, 12/01/2040	9,538,172	10,059,334
3.500%, 02/01/2041	15,199,475	15,690,389
4.000%, 02/01/2041	22,395,644	23,619,409
4.500%, 02/01/2041	57,812,816	61,924,848
3.500%, 03/01/2041	22,017,883	22,715,980
4.500%, 05/01/2041	8,021,706	8,615,687
4.000%, 06/01/2041	17,831,281	18,803,429
4.500%, 07/01/2041	8,238,750	8,848,481
5.000%, 07/01/2041	11,693,886	12,780,738
3.500%, 09/01/2041	22,368,557	23,104,271
4.000%, 09/01/2041	2,448,798	2,582,562
4.000%, 10/01/2041	6,760,638	7,130,123
3.500%, 11/01/2041	8,703,755	9,036,437
3.500%, 12/01/2041	38,610,364	40,086,098
4.000%, 12/01/2041	9,741,816	10,274,224
4.000%, 01/01/2042	12,004,518	12,659,130
4.500%, 01/01/2042	11,812,173	12,685,678
4.000%, 02/01/2042	45,006,756	47,464,395
3.000%, 05/01/2042	8,635,121	8,783,879
3.500%, 07/01/2042	98,656,386	102,423,188
3.500%, 08/01/2042	8,774,120	9,102,355
4.000%, 08/01/2042	16,341,698	17,234,849
3.000%, 10/01/2042	19,803,857	20,242,976
3.000%, 03/01/2043	36,008,748	36,629,188
3.000%, 03/01/2043	6,270,940	6,394,376
3.000%, 05/01/2043	20,893,379	21,253,263
3.000%, 05/01/2043	34,984,297	35,619,276
3.500%, 05/01/2043	37,510,238	39,084,385
3.000%, 06/01/2043	8,821,054	8,973,046
3.000%, 07/01/2043	3,367,989	3,426,020
4.000%, 07/01/2043	31,520,311	33,239,166
3.000%, 08/01/2043	5,534,351	5,629,713
3.500%, 09/01/2043	54,373,511	56,446,678
4.500%, 09/01/2043	12,916,217	13,871,237
3.500%, 10/01/2043	59,612,377	61,886,853
3.000%, 11/01/2043	28,485,672	28,976,201
4.000%, 11/01/2043	9,001,083	9,481,396
4.000%, 01/01/2045	8,788,314	9,205,607
3.500%, 02/01/2045	42,062,349	43,666,942
4.000%, 02/01/2045	21,483,691	22,654,845
3.500%, 04/01/2045	30,850,512	31,971,153
4.000%, 10/01/2045	9,329,064	9,772,006
4.000%, 11/01/2045	37,114,696	38,819,679
3.500%, 12/01/2045	36,401,313	37,510,438
4.500%, 02/01/2046	34,711,079	37,267,126
3.000%, 05/01/2046	16,007,716	16,323,122
3.500%, 05/01/2046	61,570,939	63,465,466
3.000%, 07/01/2046	10,232,041	10,433,654
4.500%, 08/01/2046	30,478,835	32,419,260
3.000%, 11/01/2046 (9)	51,894,591	52,786,113
3.000%, 11/01/2046	27,614,240	28,018,828
3.500%, 11/01/2046	55,924,297	57,679,267
4.000%, 08/01/2047	82,193,389	85,827,117
4.000%, 11/01/2047	51,921,784	54,047,900
4.500%, 11/01/2047	20,634,881	21,720,448
4.000%, 12/01/2047	59,433,397	61,971,123
3.500%, 01/01/2048	18,210,548	18,752,771
4.000%, 04/01/2048	27,742,477	28,843,750
4.000%, 07/01/2048	34,447,553	36,436,938
4.000%, 09/01/2048	48,555,150	50,348,460
4.500%, 11/01/2048	70,740,445	74,407,602
4.500%, 01/01/2049	33,266,475	35,519,688
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	39,562	45,358
5.000%, 07/20/2040	1,824,762	2,006,207
3.500%, 10/20/2041	8,301,993	8,678,774
3.500%, 01/15/2042	14,140,340	14,681,244
4.000%, 06/20/2042	9,356,841	9,907,040
3.500%, 09/20/2042	3,629,427	3,787,738
3.500%, 01/20/2043	23,620,014	24,645,652
4.000%, 10/20/2043	14,637,462	15,446,555
4.000%, 09/20/2044	53,048,533	55,937,488
4.000%, 01/20/2045	11,377,365	11,996,247
3.500%, 03/20/2045	17,639,431	18,244,307
3.000%, 04/20/2045	28,785,483	29,468,386
3.500%, 04/20/2045	34,940,611	36,241,090
4.000%, 08/20/2045	11,629,441	12,260,902
4.500%, 01/20/2046	16,226,994	17,186,777
4.000%, 04/20/2046	12,554,820	13,172,934
4.000%, 05/20/2046	31,069,082	32,645,462
5.000%, 04/20/2047	2,925,725	3,117,037
4.500%, 06/20/2047	58,120,411	61,021,777
4.500%, 07/20/2047	14,244,283	14,955,373
Total U.S. Government Agency Issues		4,362,366,089	21.2%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	45,253	45,353
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	356,647	352,285
Series 2006-J5, Class 3A1, 4.127%, 07/25/2021 (4)	78,375	75,503
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 (6)	65,317	65,533
Series 2004-8CB, Class A, 2.674%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	5,711,520	5,727,253
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	600,230	471,271
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 2.744%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	2,381,848	2,385,393
Series 2005-W5, Class A1, 2.639%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	29,002,464	28,874,293
Arroyo Mortgage Trust,
Series 2018-1, Class A1, 3.763%, 04/25/2048 (2)(4)	25,125,535	25,729,603
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A3, 2.604%, 01/25/2036 (1 Month LIBOR USD + 0.200%) (3)	4,059,920	4,045,845
Series 2006-HE1, Class A1, 2.619%, 01/25/2036 (1 Month LIBOR USD + 0.215%) (3)	2,067,307	2,062,695
Series 2006-HE3, Class A2, 2.569%, 03/25/2036 (1 Month LIBOR USD + 0.165%) (3)	10,726,667	10,631,464
Series 2006-HE6, Class A1, 2.549%, 11/25/2036 (1 Month LIBOR USD + 0.145%) (3)	24,275,078	23,708,682
Banc of America Alternative Loan Trust:
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	37,132	37,201
Series 2007-1, Class 1A1, 5.404%, 04/25/2022 (4)	253,629	252,511
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 (6)	142,037	144,320
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 (6)	85,871	84,254
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (6)	309,894	301,296
Bayview Financial Trust:
Series 2007-A, Class 1A2, 6.205%, 05/28/2037 (7)	482,160	482,735
Series 2007-B, Class 1A2, 6.831%, 08/28/2037 (7)	1,490,560	1,430,731
Bear Stearns ALT-A Trust:
Series 2004-4, Class A1, 3.004%, 06/25/2034 (1 Month LIBOR USD + 0.600%) (3)	1,277,463	1,282,322
Series 2005-4, Class 1A1, 2.844%, 04/25/2035 (1 Month LIBOR USD + 0.440%) (3)	3,041,075	3,042,322
Series 2005-7, Class 12A1, 2.944%, 08/25/2035 (1 Month LIBOR USD + 0.540%) (3)	4,740,728	4,757,600
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	160,404	165,846
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 4.355%, 09/25/2036 (4)(6)	1,099,977	1,049,496
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 (7)	139,635	142,810
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (6)	35,036	35,109
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3, 5.430%, 02/25/2033 (4)(6)	446,702	418,841
Series 2004-S1, Class A3, 5.115%, 02/25/2035 (7)	223,980	225,907
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (4)	95,145	96,813
Series 2005-10, Class AF6, 4.449%, 12/25/2035 (4)	109,596	112,515
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (4)(6)	540,707	508,071
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 4.704%, 11/25/2033 (4)	5,668,847	5,836,560
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 (4)	26,006	26,168
Series 2005-17, Class 1AF5, 5.564%, 03/25/2036 (4)	179,048	180,308
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.150%, 04/25/2034 (7)	1,850	1,883
First Franklin Mortgage Loan Trust:
Series 2006-FFH1, Class A4, 2.704%, 01/25/2036 (1 Month LIBOR USD + 0.300%) (3)	839,760	840,847
Series 2006-FF1, Class 2A4, 2.744%, 01/25/2036 (1 Month LIBOR USD + 0.340%) (3)	5,615,269	5,632,156
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	51,392	49,643
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2022 (6)	222,155	183,119
Fremont Home Loan Trust,
Series 2006-A, Class 1A1, 2.549%, 05/25/2036 (1 Month LIBOR USD + 0.145%) (3)	22,178,571	21,673,480
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	212	217
GMACM Mortgage Loan Trust,
Series 2004-GH1, Class A6, 4.810%, 07/25/2035 (7)	306	307
GSAA Home Equity Trust,
Series 2004-6, Class A1, 3.204%, 06/25/2034 (1 Month LIBOR USD + 0.800%) (3)	903,726	896,608
GSAMP Trust:
Series 2005-WMC2, Class A1B, 3.024%, 11/25/2035 (1 Month LIBOR USD + 0.620%) (3)	5,039,731	5,054,434
Series 2005-WMC2, Class A2C, 3.104%, 11/25/2035 (1 Month LIBOR USD + 0.700%) (3)	4,948,738	4,955,936
HomeBanc Mortgage Trust,
Series 2005-3, Class A1, 2.644%, 07/25/2035 (1 Month LIBOR USD + 0.240%) (3)	2,103,544	2,096,796
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	481	480
Impac CMB Trust:
Series 2004-4, Class 2A2, 4.638%, 09/25/2034 (7)	73,707	80,676
Series 2004-5, Class 1A2, 3.104%, 10/25/2034 (1 Month LIBOR USD + 0.700%) (3)	3,169,384	3,194,491
Series 2004-6, Class 1A1, 3.204%, 10/25/2034 (1 Month LIBOR USD + 0.800%) (3)	2,880,827	2,860,088
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 4.290%, 03/25/2036 (4)(6)	262,037	246,739
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 2.534%, 07/25/2036 (1 Month LIBOR USD + 0.130%) (3)	1,375,194	1,372,989
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 4.441%, 07/25/2035 (4)	847,264	857,657
Series 2007-A1, Class 5A2, 4.697%, 07/25/2035 (4)	2,412,225	2,504,078
Series 2007-A1, Class 5A5, 4.697%, 07/25/2035 (4)	3,652,499	3,807,110
Series 2006-A7, Class 2A2, 4.193%, 01/25/2037 (4)(6)	129,026	123,979
Series 2006-A7, Class 2A4R, 4.193%, 01/25/2037 (4)(6)	551,255	531,100
Series 2007-A2, Class 2A3, 4.494%, 04/25/2037 (4)	1,456,922	1,366,030
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 3.004%, 01/25/2036 (1 Month LIBOR USD + 0.600%) (3)	3,786,942	3,793,931
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1A, 4.088%, 12/25/2029 (4)	4,957,069	5,040,198
Series 2005-A10, Class A, 2.614%, 02/25/2036 (1 Month LIBOR USD + 0.210%) (3)	14,147,441	13,758,334
MetLife, Inc.,
Series 2019-1A, Class A1A, 3.750%, 04/25/2058 (2)(3)	8,732,819	9,071,836
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 4.532%, 09/25/2034 (4)	2,266,778	2,353,690
MortgageIT Trust:
Series 2005-2, Class 1A1, 2.924%, 05/25/2035 (1 Month LIBOR USD + 0.520%) (3)	1,252,322	1,265,594
Series 2005-3, Class A1, 3.004%, 08/25/2035 (1 Month LIBOR USD + 0.600%) (3)	3,134,101	3,110,327
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 2.634%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	5,939,185	5,930,594
New Residential Mortgage Loan Trust:
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	12,971,918	13,545,757
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (2)(4)	13,891,639	14,455,195
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (2)(4)	23,924,514	24,999,769
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (2)(4)	13,346,518	13,837,950
Popular ABS Mortgage Pass-Through Trust,
Series 2006-E, Class A2, 2.554%, 01/25/2037 (1 Month LIBOR USD + 0.150%) (3)	1,221,579	1,219,662
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 08/25/2019 (6)	7,667	7,647
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	5,001	5,027
RASC Series Trust,
Series 2006-KS4, Class A4, 2.644%, 06/25/2036 (1 Month LIBOR USD + 0.240%) (3)	5,053,050	5,045,496
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037	2,487,428	1,111,505
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 3.074%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,425,815	1,423,382
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A1, 4.561%, 09/25/2034 (4)	2,951,714	3,003,224
Structured Asset Securities Corp.:
Series 2005-WF1, Class A3, 3.064%, 02/25/2035 (1 Month LIBOR USD + 0.660%) (3)	1,864,164	1,865,650
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 (7)	17,210	17,645
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A6, 2.554%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	11,024,728	10,862,021
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 4.367%, 10/25/2043 (4)	10,908,309	11,230,147
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	4,359,234	4,393,121
Series 2015-5, Class A1, 3.500%, 05/25/2055 (2)(4)	2,606,057	2,639,129
Series 2016-3, Class A1, 2.250%, 08/25/2055 (2)(4)	1,462,466	1,453,970
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	8,000,905	8,079,851
Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	7,210,382	7,196,536
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	35,279,640	35,419,531
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	38,847,469	39,145,849
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	35,088,640	36,040,223
Series 2019-1, Class A1, 3.750%, 03/25/2058 (2)(4)	17,280,407	18,045,545
Series 2018-4, Class A1, 3.000%, 06/25/2058 (2)(4)	3,602,240	3,656,647
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	116	116
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	121	120
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	1,990	1,988
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	9,183	9,151
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	5,712,062	6,206,745
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	2,897,626	3,138,482
Series 2004-AR14, Class A1, 4.394%, 01/25/2035 (4)	7,408,840	7,652,813
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 4.947%, 06/25/2035 (4)	10,589,996	11,010,753
Total Non-U.S. Government Agency Issues		514,164,903	2.5%
Total Residential Mortgage-Backed Securities		4,876,530,992	23.7%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2014-M2, Class A2, 3.513%, 12/25/2023 (4)	10,657,354	11,211,328
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K720, Class A2, 2.716%, 06/25/2022	17,950,000	18,214,610
Series K721, Class A2, 3.090%, 08/25/2022 (4)	25,545,000	26,213,607
Series K028, Class A2, 3.111%, 02/25/2023	47,010,000	48,631,544
Series K029, Class A2, 3.320%, 02/25/2023	27,398,000	28,544,856
Series K-723, Class A2, 2.454%, 08/25/2023	28,425,000	28,795,599
Series K037, Class A2, 3.490%, 01/25/2024	68,125,000	71,888,722
Series K048, Class A2, 3.284%, 06/25/2025 (4)	60,430,000	63,783,478
Series K050, Class A2, 3.334%, 08/25/2025 (4)	82,739,000	87,673,959
Series K-734, Class A2, 3.208%, 02/25/2026	21,500,000	22,610,873
Series K057, Class A2, 2.570%, 07/25/2026	21,420,000	21,761,038
Series K058, Class A2, 2.653%, 08/25/2026	19,865,000	20,286,074
Series K063, Class A2, 3.430%, 01/25/2027 (4)	63,971,857	68,462,253
Series K064, Class A2, 3.224%, 03/25/2027	51,995,903	54,955,177
Series K065, Class A2, 3.243%, 04/25/2027	28,200,000	29,840,603
Series K066, Class A2, 3.117%, 06/25/2027	11,100,000	11,651,778
Series K067, Class A2, 3.194%, 07/25/2027	29,587,841	31,215,643
Series K068, Class A2, 3.244%, 08/25/2027	9,000,000	9,530,024
Series K069, Class A2, 3.187%, 09/25/2027 (4)	23,130,000	24,406,411
Series K071, Class A2, 3.286%, 11/25/2027	23,025,000	24,476,904
Series K077, Class A2, 3.850%, 05/25/2028 (4)	16,475,000	18,203,821
Series K156, Class A3, 3.700%, 06/25/2033 (4)	11,088,000	12,196,404
Total U.S. Government Agency Issues		734,554,706	3.6%
Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050	26,535,000	28,286,450
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050	5,020,000	5,311,641
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054	67,733,000	71,939,924
Series 2017-BNK5, Class A5, 3.390%, 06/17/2060	12,750,000	13,393,438
CD Mortgage Trust,
Series 2016-CD1, Class A4, 2.724%, 08/12/2049	45,910,000	46,221,862
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	34,503,388	35,515,028
Series 2014-GC19, Class A3, 3.753%, 03/12/2047	6,561,373	6,937,192
Series 2014-GC25, Class A4, 3.635%, 10/10/2047	16,828,590	17,815,279
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	43,114,824	44,622,765
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/17/2045	7,488,584	7,673,004
Series 2013-CR9, Class A3, 4.022%, 07/12/2045	22,854,922	24,265,146
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	20,200,536	20,626,200
Series 2013-CR10, Class A3, 3.923%, 08/10/2046	23,113,096	24,480,212
Series 2014-CR15, Class ASB, 3.595%, 02/12/2047	12,187,614	12,566,665
Series 2014-CR19, Class A5, 3.796%, 08/12/2047	15,289,828	16,279,243
Series 2013-CR11, Class A3, 3.983%, 08/12/2050	10,259,348	10,917,148
DBJPM Mortgage Trust,
Series 2016-C3, Class ASB, 2.756%, 08/12/2049	10,360,000	10,510,057
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	37,186,901	37,758,486
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	25,000,000	26,771,512
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	17,452,913	17,862,421
Series 2013-C10, Class ASB, 2.702%, 12/17/2047	7,064,381	7,123,898
Series 2012-LC9, Class A5, 2.840%, 12/17/2047	14,450,059	14,694,499
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class ASB, 3.157%, 07/17/2045	3,422,544	3,462,394
Series 2013-C12, Class A5, 3.664%, 07/17/2045	6,835,000	7,183,350
Series 2013-C15, Class A4, 4.096%, 11/17/2045	1,904,796	2,024,474
Series 2013-C17, Class A3, 3.928%, 01/17/2047	3,382,847	3,571,987
Series 2013-C17, Class A4, 4.199%, 01/17/2047	17,276,000	18,528,563
Series 2014-C24, Class ASB, 3.368%, 11/18/2047	10,000,000	10,278,417
Series 2014-C25, Class ASB, 3.407%, 11/18/2047	9,008,000	9,275,465
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045	37,925,000	38,814,880
Series 2012-C6, Class A4, 2.858%, 11/15/2045	22,912,628	23,261,001
Series 2013-C10, Class A3, 4.103%, 07/17/2046 (4)	6,438,840	6,819,928
Series 2013-C12, Class A3, 3.973%, 10/17/2046	17,280,595	18,306,230
Series 2016-C29, Class ASB, 3.140%, 05/17/2049	12,500,000	12,890,136
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/18/2048	18,198,000	18,731,394
Series 2015-SG1, Class ASB, 3.556%, 09/17/2048	21,300,000	22,118,525
Series 2015-SG1, Class A4, 3.789%, 09/17/2048	15,064,000	16,064,287
Series 2015-P2, Class A3, 3.541%, 12/15/2048	46,750,000	49,401,324
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	26,735,220	27,318,093
Series 2013-C13, Class ASB, 2.654%, 05/17/2045	5,787,481	5,838,314
Series 2013-C18, Class A4, 3.896%, 12/17/2046	12,900,000	13,719,542
Series 2014-C21, Class A5, 3.678%, 08/16/2047	31,319,000	33,093,259
Series 2014-C24, Class A4, 3.343%, 11/18/2047	36,730,000	38,178,400
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	6,920,000	7,159,730
Total Non-U.S. Government Agency Issues		887,611,763	4.3%
Total Commercial Mortgage-Backed Securities		1,622,166,469	7.9%

Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	8,166,000	11,110,437
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	68,820	69,482
Series 1998-7, Class A1, 6.320%, 05/01/2029	8,914,279	9,191,726
Series 1998-3, Class A5, 6.220%, 03/01/2030	179,702	186,974
Series 1998-4, Class A5, 6.180%, 04/01/2030	1,118,782	1,157,005
Ford Credit Auto Owner Trust:
Series 2016-1, Class A, 2.310%, 08/15/2027 (2)	28,860,000	28,957,905
Series 2016-2, Class A, 2.030%, 12/15/2027 (2)	43,505,000	43,378,183
Series 2019-1, Class A, 3.520%, 07/15/2030 (2)	38,742,000	40,515,047
Series 2018-1, Class A, 3.190%, 07/15/2031 (2)	40,550,000	41,795,266
MMAF Equipment Finance LLC,
Series 2016-AA, Class A5, 2.210%, 12/15/2032 (2)	14,100,000	14,128,589
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	14,252	14,514
PFS Financing Corp.,
Series 2017-D, Class A, 2.400%, 10/17/2022 (2)	20,555,000	20,590,936
SoFi Consumer Loan Program LLC:
Series 2017-6, Class A2, 2.820%, 11/25/2026 (2)	14,000,000	14,026,445
Series 2018-3, Class A2, 3.670%, 08/25/2027 (2)	20,465,000	20,792,200
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	47,621,000	48,649,999
Synchrony Credit Card Master Note Trust,
Series 2016-2, Class A, 2.210%, 05/15/2024	9,650,000	9,671,685
Verizon Owner Trust,
Series 2019-B, Class A1A, 2.330%, 12/20/2023	37,825,000	37,939,197
Total Asset Backed Securities		342,175,590	1.6%
Total Long-Term Investments (Cost $19,272,977,327)		19,896,175,809	96.6%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.32% (5)	917,315,063	917,315,063
Total Short-Term Investment (Cost $917,315,063)		917,315,063	4.5%
Total Investments (Cost $20,190,292,390)		20,813,490,872	101.1%
Liabilities in Excess of Other Assets		(221,541,830)	(1.1)%
TOTAL NET ASSETS		$20,591,949,042	100.0%
Notes to Schedule of Investments
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund's liquidity risk management program.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2019, the value of these securities total $3,090,669,697, which represents 15.01% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2019.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2019.
(8)	Security in default.
(9)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2019 (Unaudited)
Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$4,715,779,315	$–	$4,715,779,315
Other Government Related Securities	–	163,328,860	–	163,328,860
Corporate Bonds	–	8,071,341,583	–	8,071,341,583
Municipal Bonds	–	104,853,000	–	104,853,000
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	4,362,366,089	–	4,362,366,089
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	514,164,903	–	514,164,903
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	734,554,706	–	734,554,706
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	887,611,763	–	887,611,763
Asset Backed Securities	–	342,175,590	–	342,175,590
Total Long-Term Investments	–	19,896,175,809	–	19,896,175,809
Short-Term Investment
Money Market Mutual Fund	917,315,063	–	–	917,315,063
Total Short-Term Investment	917,315,063	–	–	917,315,063
Total Investments	$917,315,063	$19,896,175,809	$–	$20,813,490,872

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report. See the Fund's Valuation Policy in Note 2a to the financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2019 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$82,750,000	$82,801,719
1.875%, 03/31/2022	633,625,000	636,421,859
2.500%, 05/15/2024	518,825,000	536,639,344
2.250%, 11/15/2025	17,150,000	17,563,342
2.000%, 11/15/2026	11,300,000	11,386,074
2.250%, 11/15/2027	311,250,000	318,642,187
3.125%, 11/15/2028	195,875,000	214,842,740
3.500%, 02/15/2039	324,920,000	385,956,729
2.875%, 05/15/2043	670,100,000	716,692,890
2.500%, 02/15/2045	460,150,000	458,406,464
Total U.S. Treasury Securities		3,379,353,348	15.8%

Other Government Related Securities
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019 (1)(2)	3,000,000	3,004,530
5.750%, 10/27/2021 (1)(2)	4,000,000	4,179,500
CNOOC Curtis Funding No. 1 Pty Ltd.,
4.500%, 10/03/2023 (1)(2)	5,000,000	5,342,347
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 (1)	2,415,000	2,436,539
CNOOC Finance (2015) USA LLC,
3.500%, 05/05/2025	21,200,000	21,838,031
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 (1)	4,750,000	5,040,928
Comision Federal de Electricidad,
5.750%, 02/14/2042 (1)(2)	5,200,000	5,474,352
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	4,265,000	4,487,718
Electricite de France SA,
4.750%, 10/13/2035 (1)(2)	10,000,000	10,924,044
Export-Import Bank of Korea:
2.250%, 01/21/2020 (1)	14,000,000	13,996,640
4.000%, 01/29/2021 (1)	2,400,000	2,461,059
Korea Development Bank:
2.250%, 05/18/2020 (1)	7,200,000	7,199,372
3.000%, 09/14/2022 (1)	4,400,000	4,495,470
Nexen Energy ULC,
6.400%, 05/15/2037 (1)	6,249,000	8,310,320
Petrobras Global Finance BV:
5.299%, 01/27/2025 (1)	3,400,000	3,607,400
7.375%, 01/17/2027 (1)	9,300,000	10,639,200
Petroleos Mexicanos:
4.875%, 01/24/2022 (1)	6,500,000	6,483,750
4.250%, 01/15/2025 (1)	15,000,000	13,866,750
4.500%, 01/23/2026 (1)	4,500,000	4,131,810
6.500%, 06/02/2041 (1)	4,000,000	3,548,000
Saudi Arabian Oil Co.:
4.250%, 04/16/2039 (1)(2)	6,000,000	6,074,229
4.375%, 04/16/2049 (1)(2)	5,000,000	5,070,524
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,603,844
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (1)(2)	20,000,000	19,999,476
3.250%, 04/28/2025 (1)(2)	20,000,000	20,394,674
Sinopec Group Overseas Development [2016] Ltd.:
1.750%, 09/29/2019 (1)(2)	8,000,000	7,987,760
3.500%, 05/03/2026 (1)(2)	10,000,000	10,244,560
Sinopec Group Overseas Development [2017] Ltd.,
3.000%, 04/12/2022 (1)(2)	6,950,000	7,010,258
Syngenta Finance NV:
3.125%, 03/28/2022 (1)	5,000,000	5,001,154
4.441%, 04/24/2023 (1)(2)	5,000,000	5,197,651
4.892%, 04/24/2025 (1)(2)	27,231,000	28,419,731
Total Other Government Related Securities		258,471,621	1.2%

Corporate Bonds
Industrials
A.P. Meoller - Maersk A/S,
3.750%, 09/22/2024 (1)(2)	4,475,000	4,533,957
Abbott Laboratories:
3.400%, 11/30/2023	4,583,000	4,778,301
4.750%, 11/30/2036	13,500,000	15,949,811
AbbVie, Inc.:
3.200%, 11/06/2022	3,000,000	3,044,387
3.600%, 05/14/2025	2,500,000	2,582,944
4.300%, 05/14/2036	3,825,000	3,833,757
Actavis Funding SCS:
3.850%, 06/15/2024 (1)	10,125,000	10,510,303
3.800%, 03/15/2025 (1)	29,200,000	30,302,961
4.550%, 03/15/2035 (1)	14,098,000	14,234,459
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	700,000	710,056
ADT Corp.,
3.500%, 07/15/2022	6,900,000	6,882,750
Agilent Technologies, Inc.,
3.875%, 07/15/2023	5,325,000	5,569,666
Alibaba Group Holding Ltd.,
3.125%, 11/28/2021 (1)	10,000,000	10,155,923
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	22,750,000	23,017,371
Allergan Finance LLC,
3.250%, 10/01/2022	7,500,000	7,593,063
Amgen, Inc.,
4.400%, 05/01/2045	8,000,000	8,498,588
Anadarko Petroleum Corp.,
6.450%, 09/15/2036	4,025,000	4,948,502
Andeavor Logistics LP:
3.500%, 12/01/2022	8,600,000	8,803,671
4.250%, 12/01/2027	6,519,000	6,886,097
Anglo American Capital PLC:
3.750%, 04/10/2022 (1)(2)	7,000,000	7,154,700
4.125%, 09/27/2022 (1)(2)	5,385,000	5,593,400
3.625%, 09/11/2024 (1)(2)	4,325,000	4,417,855
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	18,290,000	18,878,254
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029	5,000,000	5,676,031
5.450%, 01/23/2039	9,975,000	11,870,898
4.900%, 02/01/2046	28,075,000	31,259,595
ANR Pipeline Co.,
9.625%, 11/01/2021	9,150,000	10,561,464
AP Moller - Maersk A/S:
3.875%, 09/28/2025 (1)(2)	2,250,000	2,264,460
4.500%, 06/20/2029 (1)(2)	9,475,000	9,611,335
Aramark Services, Inc.,
5.000%, 02/01/2028 (2)	1,000,000	1,028,750
ArcelorMittal:
5.500%, 03/01/2021 (1)	7,950,000	8,276,020
6.250%, 02/25/2022 (1)	19,760,000	21,437,771
4.550%, 03/11/2026 (1)	15,000,000	15,854,988
Arrow Electronics, Inc.,
3.250%, 09/08/2024	15,000,000	14,858,808
AT&T, Inc.:
3.950%, 01/15/2025	4,425,000	4,673,493
3.400%, 05/15/2025	20,225,000	20,791,407
4.125%, 02/17/2026	8,925,000	9,493,902
3.800%, 02/15/2027	3,500,000	3,642,361
4.300%, 02/15/2030	10,980,000	11,752,071
5.250%, 03/01/2037	7,125,000	7,996,400
4.900%, 08/15/2037	10,000,000	10,778,358
4.850%, 07/15/2045	12,000,000	12,824,654
5.150%, 11/15/2046	10,321,000	11,412,408
4.500%, 03/09/2048	15,264,000	15,606,125
5.150%, 02/15/2050	23,650,000	26,112,149
Avnet, Inc.,
3.750%, 12/01/2021	5,000,000	5,093,722
Ball Corp.:
5.250%, 07/01/2025	25,000,000	27,062,500
4.875%, 03/15/2026	7,000,000	7,420,000
Bayer US Finance II LLC:
4.250%, 12/15/2025 (2)	25,000,000	26,451,950
4.625%, 06/25/2038 (2)	12,000,000	12,252,449
4.400%, 07/15/2044 (2)	5,125,000	4,780,933
Bayer US Finance LLC,
2.375%, 10/08/2019 (2)	14,725,000	14,705,684
Beam Suntory, Inc.:
3.250%, 05/15/2022	7,000,000	7,115,462
3.250%, 06/15/2023	10,960,000	11,017,674
Becton Dickinson and Co.:
3.250%, 11/12/2020	13,000,000	13,122,070
3.363%, 06/06/2024	10,000,000	10,299,322
3.734%, 12/15/2024	9,250,000	9,702,709
4.875%, 05/15/2044	5,455,000	5,868,139
Bemis Co, Inc.,
4.500%, 10/15/2021 (2)	1,000,000	1,038,863
Berry Global Escrow Corp.,
4.875%, 07/15/2026 (2)	4,000,000	4,085,000
Boardwalk Pipelines LP:
4.950%, 12/15/2024	17,475,000	18,636,819
5.950%, 06/01/2026	26,406,000	29,379,521
4.800%, 05/03/2029	17,060,000	17,805,412
Boral Finance Pty Ltd.:
3.000%, 11/01/2022 (1)(2)	8,650,000	8,649,121
3.750%, 05/01/2028 (1)(2)	5,550,000	5,568,389
Broadcom, Inc.:
3.000%, 01/15/2022	25,000,000	25,064,959
3.625%, 10/15/2024 (2)	32,800,000	32,963,044
3.125%, 01/15/2025	13,250,000	12,949,314
4.250%, 04/15/2026 (2)	25,000,000	25,371,888
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026	18,286,000	18,596,747
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	1,766,510
Bunge Limited Finance Corp.:
3.250%, 08/15/2026	13,188,000	12,749,333
3.750%, 09/25/2027	22,800,000	22,433,369
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,100,000	3,464,404
Campbell Soup Co.:
3.950%, 03/15/2025	11,000,000	11,442,716
4.800%, 03/15/2048	7,325,000	7,412,318
Carlisle Cos, Inc.,
3.750%, 12/01/2027	4,600,000	4,685,855
Celgene Corp.:
3.550%, 08/15/2022	5,730,000	5,933,497
3.250%, 02/20/2023	10,000,000	10,250,790
CF Industries, Inc.:
3.450%, 06/01/2023	24,874,000	24,961,059
5.375%, 03/15/2044	10,922,000	10,242,652
Charter Communications Operating LLC:
4.464%, 07/23/2022	33,748,000	35,461,509
4.908%, 07/23/2025	48,550,000	52,707,986
6.384%, 10/23/2035	6,000,000	7,046,480
Cigna Corp.:
4.125%, 11/15/2025 (2)	4,900,000	5,218,213
4.800%, 08/15/2038 (2)	7,600,000	8,190,366
CK Hutchison International Ltd.:
2.250%, 09/29/2020 (1)(2)	17,600,000	17,558,992
2.875%, 04/05/2022 (1)(2)	7,475,000	7,548,468
3.250%, 04/11/2024 (1)(2)	7,000,000	7,173,056
Clean Harbors, Inc.,
5.125%, 07/15/2029 (2)	100,000	102,000
CNH Industrial Capital LLC,
4.200%, 01/15/2024	15,000,000	15,609,728
CNH Industrial NV,
4.500%, 08/15/2023 (1)	16,168,000	16,955,382
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020	9,943,000	10,010,032
4.500%, 06/01/2025	14,135,000	15,212,206
5.800%, 06/01/2045	4,733,000	5,557,837
Comcast Cable Communications Holdings, Inc.,
9.455%, 11/15/2022	2,030,000	2,500,621
Comcast Corp.:
4.250%, 01/15/2033	6,500,000	7,291,630
4.400%, 08/15/2035	13,575,000	15,120,052
3.200%, 07/15/2036	15,000,000	14,569,829
4.600%, 10/15/2038	12,350,000	14,141,329
4.650%, 07/15/2042	2,000,000	2,300,699
4.950%, 10/15/2058	7,500,000	9,154,793
Conagra Brands, Inc.,
5.300%, 11/01/2038	6,625,000	7,186,350
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036 (1)	845,000	1,104,421
Constellation Brands, Inc.,
4.750%, 12/01/2025	1,000,000	1,104,512
Corning, Inc.,
4.375%, 11/15/2057	10,000,000	9,724,650
Cox Communications, Inc.:
2.950%, 06/30/2023 (2)	5,475,000	5,523,711
3.850%, 02/01/2025 (2)	2,875,000	3,005,413
3.350%, 09/15/2026 (2)	20,850,000	21,054,229
4.800%, 02/01/2035 (2)	4,450,000	4,508,752
6.450%, 12/01/2036 (2)	5,550,000	6,494,712
8.375%, 03/01/2039 (2)	11,639,000	15,929,263
4.700%, 12/15/2042 (2)	5,000,000	4,976,020
CSX Corp.:
6.220%, 04/30/2040	475,000	622,321
4.650%, 03/01/2068	9,000,000	9,695,029
CVS Health Corp.:
3.875%, 07/20/2025	2,302,000	2,403,699
4.780%, 03/25/2038	30,075,000	31,373,456
5.050%, 03/25/2048	19,600,000	20,876,337
Danone SA:
3.000%, 06/15/2022 (1)(2)	3,500,000	3,562,636
2.589%, 11/02/2023 (1)(2)	10,000,000	10,049,053
DCP Midstream LLC:
4.750%, 09/30/2021 (2)	2,245,000	2,301,125
5.375%, 07/15/2025	3,000,000	3,161,250
5.125%, 05/15/2029	8,000,000	8,220,000
Dell Technologies, Inc.:
4.000%, 07/15/2024 (2)	5,000,000	5,130,802
4.900%, 10/01/2026 (2)	5,000,000	5,216,773
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	26,015,000	37,460,933
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	39,125,000	40,315,982
5.450%, 06/15/2023 (2)	42,180,000	45,461,255
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,415,625
Dominion Gas Holdings LLC,
3.600%, 12/15/2024	6,100,000	6,324,290
Dow Chemical Co.,
4.125%, 11/15/2021	835,000	864,179
DuPont de Nemours, Inc.:
4.493%, 11/15/2025	9,275,000	10,263,343
5.319%, 11/15/2038	17,350,000	20,371,913
DXC Technology Co.:
3.470%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	9,228,000	9,228,098
4.450%, 09/18/2022	2,000,000	2,110,148
4.250%, 04/15/2024	49,810,000	52,193,356
4.750%, 04/15/2027	28,650,000	30,481,535
Eaton Corp.:
2.750%, 11/02/2022	2,625,000	2,659,622
4.000%, 11/02/2032	3,660,000	4,049,736
Ecolab, Inc.,
3.250%, 01/14/2023	6,325,000	6,498,473
EMC Corp.,
2.650%, 06/01/2020	200,000	198,904
Enable Midstream Partners LP,
4.400%, 03/15/2027	15,000,000	15,118,066
Enable Oklahoma Intrastate Transmission LLC,
6.250%, 03/15/2020 (2)	3,300,000	3,374,152
Enbridge Energy Partners LP:
7.500%, 04/15/2038	4,500,000	6,323,173
7.375%, 10/15/2045	23,298,000	34,226,729
Energy Transfer Operating LP:
4.250%, 03/15/2023	10,000,000	10,439,162
5.875%, 01/15/2024	15,000,000	16,697,463
Energy Transfer Partners LP:
4.150%, 10/01/2020	13,475,000	13,706,565
5.200%, 02/01/2022	1,000,000	1,056,381
3.600%, 02/01/2023	5,000,000	5,110,449
4.050%, 03/15/2025	6,204,000	6,458,033
4.200%, 04/15/2027	8,650,000	8,989,140
6.500%, 02/01/2042	16,625,000	19,653,091
5.150%, 03/15/2045	5,000,000	5,084,255
Eni SpA,
4.250%, 05/09/2029 (1)(2)	18,250,000	19,100,089
EnLink Midstream Partners LP,
4.400%, 04/01/2024	23,605,000	23,870,084
Ensco PLC,
5.200%, 03/15/2025 (1)	6,000,000	4,410,000
Enterprise Products Operating LLC:
2.850%, 04/15/2021	10,000,000	10,076,237
3.350%, 03/15/2023	10,000,000	10,283,783
EQT Midstream Partners LP:
4.750%, 07/15/2023	22,000,000	22,876,876
4.125%, 12/01/2026	14,750,000	14,268,218
ERAC USA Finance LLC:
2.350%, 10/15/2019 (2)	5,385,000	5,378,634
2.600%, 12/01/2021 (2)	10,400,000	10,425,550
Express Scripts Holding Co.:
4.750%, 11/15/2021	14,700,000	15,434,376
3.050%, 11/30/2022	15,000,000	15,232,241
3.000%, 07/15/2023	7,525,000	7,617,340
3.500%, 06/15/2024	7,800,000	8,032,743
4.500%, 02/25/2026	825,000	890,288
FedEx Corp.:
3.900%, 02/01/2035	7,000,000	7,036,532
4.950%, 10/17/2048	13,500,000	14,742,556
Ferguson Finance PLC,
4.500%, 10/24/2028 (1)(2)	26,252,000	27,425,411
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	2,789,000	2,830,199
4.500%, 10/15/2022	1,529,000	1,622,532
3.500%, 04/15/2023	3,268,000	3,378,029
3.875%, 06/05/2024	6,367,000	6,730,790
3.000%, 08/15/2026	9,300,000	9,410,163
4.500%, 08/15/2046	6,700,000	7,059,867
4.750%, 05/15/2048	15,000,000	16,742,131
Fiserv, Inc.:
3.500%, 10/01/2022	11,625,000	11,978,738
3.850%, 06/01/2025	11,720,000	12,404,879
3.200%, 07/01/2026	6,400,000	6,532,353
4.400%, 07/01/2049	20,000,000	21,041,422
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (2)	3,000,000	3,083,416
FMG Resources Pty Ltd.,
5.125%, 03/15/2023 (1)(2)	22,000,000	22,742,500
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	11,700,000	11,662,069
4.375%, 05/10/2043 (1)	2,000,000	2,163,503
Ford Motor Credit Co. LLC:
2.681%, 01/09/2020	5,000,000	4,996,948
3.200%, 01/15/2021	11,250,000	11,284,790
5.750%, 02/01/2021	13,000,000	13,532,723
3.336%, 03/18/2021	5,500,000	5,528,242
5.875%, 08/02/2021	8,975,000	9,463,768
2.979%, 08/03/2022	20,000,000	19,787,948
4.250%, 09/20/2022	4,459,000	4,573,263
5.584%, 03/18/2024	20,000,000	21,467,556
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (2)	41,397,000	43,289,928
Freeport-McMoRan, Inc.:
3.550%, 03/01/2022	6,275,000	6,298,531
3.875%, 03/15/2023	38,916,000	38,916,000
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (2)	8,075,000	8,599,875
Fresenius Medical Care US Finance III, Inc.,
3.750%, 06/15/2029 (2)	15,000,000	14,849,478
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (2)	33,385,000	34,714,264
General Electric Co.:
2.200%, 01/09/2020	2,864,000	2,856,297
5.550%, 05/04/2020	1,199,000	1,226,648
4.375%, 09/16/2020	838,000	855,101
5.300%, 02/11/2021	859,000	889,976
4.650%, 10/17/2021	2,420,000	2,521,398
3.150%, 09/07/2022	6,500,000	6,583,092
General Mills, Inc.:
2.200%, 10/21/2019	12,000,000	11,984,251
3.700%, 10/17/2023	20,000,000	20,968,152
4.000%, 04/17/2025	3,175,000	3,376,905
General Motors Financial Co., Inc.:
2.350%, 10/04/2019	2,700,000	2,698,528
2.450%, 11/06/2020	9,000,000	8,970,329
3.700%, 11/24/2020	1,509,000	1,528,500
4.200%, 03/01/2021	21,283,000	21,755,327
3.200%, 07/06/2021	25,600,000	25,824,770
4.375%, 09/25/2021	4,875,000	5,031,979
3.450%, 01/14/2022	5,200,000	5,274,268
3.150%, 06/30/2022	13,050,000	13,129,731
4.150%, 06/19/2023	3,375,000	3,476,240
Genpact Luxembourg Sarl,
3.700%, 04/01/2022 (1)	43,005,000	43,338,155
Georgia-Pacific LLC:
5.400%, 11/01/2020 (2)	11,000,000	11,432,875
3.163%, 11/15/2021 (2)	20,000,000	20,288,911
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (1)(2)	2,000,000	2,096,760
4.250%, 10/25/2022 (1)(2)	7,000,000	7,319,501
6.000%, 11/15/2041 (1)(2)	9,400,000	10,058,000
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	16,940,000	17,612,010
4.625%, 04/29/2024 (2)	26,730,000	28,219,753
4.000%, 03/27/2027 (2)	17,000,000	17,166,178
4.875%, 03/12/2029 (2)	15,000,000	15,805,906
Grupo Bimbo SAB de CV:
3.875%, 06/27/2024 (1)(2)	31,501,000	32,505,473
4.875%, 06/27/2044 (1)(2)	9,575,000	10,030,674
4.700%, 11/10/2047 (1)(2)	22,671,000	23,228,480
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	3,083,343
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (2)	10,000,000	10,781,873
HB Fuller Co.,
4.000%, 02/15/2027	6,725,000	6,187,000
HCA, Inc.:
4.250%, 10/15/2019	10,900,000	10,944,225
6.500%, 02/15/2020	5,000,000	5,115,079
5.000%, 03/15/2024	10,366,000	11,293,116
5.375%, 02/01/2025	25,300,000	27,308,187
5.250%, 04/15/2025	19,200,000	21,272,786
5.375%, 09/01/2026	1,000,000	1,077,500
5.875%, 02/01/2029	500,000	548,125
4.125%, 06/15/2029	15,000,000	15,419,700
Hewlett Packard Enterprise Co.:
2.100%, 10/04/2019 (2)	9,000,000	8,987,380
3.600%, 10/15/2020	7,550,000	7,649,343
Hexcel Corp.,
3.950%, 02/15/2027	19,000,000	19,389,620
Husky Energy, Inc.:
4.000%, 04/15/2024 (1)	7,380,000	7,691,045
4.400%, 04/15/2029 (1)	15,000,000	15,886,688
Hutchison Whampoa International Ltd.:
3.250%, 11/08/2022 (1)(2)	4,625,000	4,721,922
3.625%, 10/31/2024 (1)(2)	15,000,000	15,665,933
Hyundai Capital America:
1.750%, 09/27/2019 (2)	10,000,000	9,975,842
3.450%, 03/12/2021 (2)	20,950,000	21,182,663
3.000%, 03/18/2021 (2)	10,000,000	10,052,913
3.750%, 07/08/2021 (2)	10,150,000	10,351,513
3.100%, 04/05/2022 (2)	2,000,000	2,010,522
3.400%, 06/20/2024 (2)	16,850,000	16,933,065
Hyundai Capital Services, Inc.,
2.625%, 09/29/2020 (1)(2)	9,225,000	9,218,590
IHS Markit Ltd.,
3.625%, 05/01/2024 (1)	10,000,000	10,306,500
Ingersoll-Rand Global Holding Co. Ltd,
5.750%, 06/15/2043	4,126,000	5,090,196
Ingersoll-Rand Luxembourg Finance SA,
4.650%, 11/01/2044 (1)	1,300,000	1,415,145
International Business Machines Corp.,
4.150%, 05/15/2039	13,000,000	13,887,718
International Flavors & Fragrances, Inc.,
5.000%, 09/26/2048	10,000,000	11,107,662
Johnson Controls International PLC,
3.900%, 02/14/2026 (1)	3,645,000	3,802,273
Kansas City Southern,
4.700%, 05/01/2048	12,000,000	13,444,135
Kerr-McGee Corp.,
7.875%, 09/15/2031	12,790,000	17,506,892
Kerry Group Financial Services Unltd Co.,
3.200%, 04/09/2023 (1)(2)	9,000,000	9,081,534
Keurig Dr Pepper, Inc.,
4.417%, 05/25/2025	7,000,000	7,502,160
Keysight Technologies, Inc.:
3.300%, 10/30/2019	13,300,000	13,314,774
4.550%, 10/30/2024	7,283,000	7,794,387
4.600%, 04/06/2027	50,189,000	53,663,883
Kinder Morgan Energy Partners LP:
6.850%, 02/15/2020	4,645,000	4,763,181
6.500%, 02/01/2037	400,000	480,327
6.950%, 01/15/2038	5,130,000	6,577,498
7.500%, 11/15/2040	15,783,000	21,114,671
Kinder Morgan, Inc.:
3.050%, 12/01/2019	7,000,000	7,012,615
5.000%, 02/15/2021 (2)	10,008,000	10,379,902
8.050%, 10/15/2030	15,009,000	19,591,957
7.800%, 08/01/2031	16,174,000	21,751,838
5.200%, 03/01/2048	8,025,000	9,065,352
Kinross Gold Corp.,
6.875%, 09/01/2041 (1)	5,500,000	6,221,875
Kraft Heinz Foods Co.:
4.000%, 06/15/2023	17,000,000	17,811,492
6.750%, 03/15/2032	10,000,000	12,190,352
5.000%, 07/15/2035	7,375,000	7,736,087
5.000%, 06/04/2042	5,000,000	5,163,034
Lafarge SA,
7.125%, 07/15/2036 (1)	1,500,000	1,887,164
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026 (2)	12,565,000	12,505,072
Lear Corp.:
5.250%, 01/15/2025	21,600,000	22,378,936
3.800%, 09/15/2027	7,725,000	7,646,710
Lennar Corp.,
4.125%, 01/15/2022	1,385,000	1,420,941
Lennox International, Inc.,
3.000%, 11/15/2023	10,000,000	10,041,695
Magellan Midstream Partners LP:
5.000%, 03/01/2026	10,000,000	11,110,526
4.200%, 03/15/2045	8,770,000	8,466,204
4.250%, 09/15/2046	1,230,000	1,268,500
Marathon Oil Corp.,
2.800%, 11/01/2022	10,175,000	10,221,807
Marathon Petroleum Corp.:
3.400%, 12/15/2020	20,000,000	20,207,502
3.625%, 09/15/2024	2,500,000	2,587,824
4.750%, 09/15/2044	3,985,000	4,110,274
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	450,000	517,175
Masco Corp.:
7.125%, 03/15/2020	232,000	238,665
6.500%, 08/15/2032	13,934,000	16,443,026
McDonald's Corp.,
3.700%, 01/30/2026	7,250,000	7,707,209
Microchip Technology, Inc.:
3.922%, 06/01/2021	12,845,000	13,075,514
4.333%, 06/01/2023	9,000,000	9,384,764
Micron Technology, Inc.,
4.640%, 02/06/2024	3,000,000	3,128,290
Microsoft Corp.,
4.200%, 11/03/2035	5,650,000	6,478,978
Midwest Connector Capital Co. LLC,
3.900%, 04/01/2024 (2)	13,695,000	14,251,314
Molex Electronic Technologies LLC:
2.878%, 04/15/2020 (2)	26,313,000	26,325,797
3.900%, 04/15/2025 (2)	4,500,000	4,648,998
Mosaic Co.,
5.450%, 11/15/2033	16,101,000	18,233,417
MPLX LP:
4.875%, 12/01/2024	9,650,000	10,497,593
4.000%, 02/15/2025	8,125,000	8,484,521
4.875%, 06/01/2025	14,500,000	15,758,917
5.500%, 02/15/2049	8,825,000	10,023,189
4.900%, 04/15/2058	5,000,000	5,072,186
Murphy Oil Corp.,
4.450%, 12/01/2022	12,600,000	12,710,250
Mylan NV:
3.750%, 12/15/2020 (1)	5,875,000	5,929,854
3.150%, 06/15/2021 (1)	8,100,000	8,101,645
Mylan, Inc.:
3.125%, 01/15/2023 (2)	11,800,000	11,467,099
4.200%, 11/29/2023	4,525,000	4,545,775
4.550%, 04/15/2028	5,000,000	4,903,443
Newell Brands, Inc.,
3.850%, 04/01/2023	25,709,000	26,086,499
Noble Energy, Inc.:
3.900%, 11/15/2024	3,000,000	3,130,009
5.050%, 11/15/2044	3,000,000	3,191,138
NuStar Logistics LP:
4.800%, 09/01/2020	4,275,000	4,339,125
6.750%, 02/01/2021	3,000,000	3,135,000
Nutrien Ltd.:
4.000%, 12/15/2026 (1)	10,000,000	10,432,389
4.125%, 03/15/2035 (1)	6,550,000	6,499,682
nVent Finance Sarl:
3.950%, 04/15/2023 (1)	11,055,000	11,209,927
4.550%, 04/15/2028 (1)	16,230,000	16,489,962
NXP Semiconductors N.V.,
4.625%, 06/15/2022 (1)(2)	3,326,000	3,483,985
NXP Semiconductors NV,
3.875%, 09/01/2022 (1)(2)	9,300,000	9,562,632
ONEOK Partners LP:
3.375%, 10/01/2022	4,007,000	4,071,455
5.000%, 09/15/2023	8,300,000	8,966,129
ONEOK, Inc.:
4.250%, 02/01/2022	6,450,000	6,675,007
7.500%, 09/01/2023	22,959,000	26,884,552
Oracle Corp.,
3.900%, 05/15/2035	7,425,000	8,038,499
Orange SA,
9.000%, 03/01/2031 (1)	33,426,000	50,969,341
Owens Corning:
4.200%, 12/01/2024	10,000,000	10,390,295
3.400%, 08/15/2026	5,000,000	4,869,597
Packaging Corp. of America,
4.500%, 11/01/2023	4,700,000	5,032,494
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,460,093
Pentair Finance SA,
2.650%, 12/01/2019 (1)	5,000,000	4,996,854
Pernod Ricard SA,
4.250%, 07/15/2022 (1)(2)	26,700,000	28,009,074
Perrigo Finance Unlimited Co.,
3.900%, 12/15/2024 (1)	31,500,000	31,271,600
Phillips 66:
4.650%, 11/15/2034	13,000,000	14,469,722
5.875%, 05/01/2042	5,000,000	6,188,518
4.875%, 11/15/2044	15,000,000	16,814,832
Phillips 66 Partners LP:
3.605%, 02/15/2025	2,000,000	2,060,839
4.680%, 02/15/2045	2,000,000	2,070,133
Plum Creek Timberlands LP:
4.700%, 03/15/2021	1,200,000	1,237,531
3.250%, 03/15/2023	8,375,000	8,515,390
POSCO:
4.250%, 10/28/2020 (1)(2)	2,300,000	2,352,118
4.000%, 08/01/2023 (1)(2)	13,000,000	13,594,631
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	206,582
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	11,850,000	12,518,134
Reliance Holding USA, Inc.:
4.500%, 10/19/2020 (2)	2,000,000	2,044,849
5.400%, 02/14/2022 (2)	3,500,000	3,719,060
Republic Services, Inc.:
5.500%, 09/15/2019	8,000,000	8,044,615
4.750%, 05/15/2023	13,459,000	14,528,116
2.900%, 07/01/2026	15,000,000	15,079,913
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	2,695,000	2,738,794
Rogers Communications, Inc.,
4.350%, 05/01/2049 (1)	10,000,000	10,822,031
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	14,500,000	16,241,047
5.875%, 06/30/2026	50,315,000	57,496,723
5.000%, 03/15/2027	15,300,000	16,775,763
Samarco Mineracao SA:
5.750%, 10/24/2023 (1)(2)(8)	5,475,000	4,345,836
5.375%, 09/26/2024 (1)(2)(8)	5,125,000	4,068,020
Schlumberger Holdings Corp.,
3.900%, 05/17/2028 (2)	11,096,000	11,546,835
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	5,000,000	5,088,473
Seagate HDD Cayman,
4.250%, 03/01/2022 (1)	52,944,000	53,841,934
Sherwin-Williams Co.,
4.500%, 06/01/2047	10,550,000	11,252,580
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	54,946,000	55,483,125
Silgan Holdings, Inc.,
4.750%, 03/15/2025	1,000,000	1,007,500
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	960,000	1,203,907
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	10,200,000	10,054,257
3.350%, 02/01/2022 (2)	31,389,000	31,310,816
5.200%, 04/01/2029 (2)	12,000,000	13,081,983
Solvay Finance America LLC:
3.400%, 12/03/2020 (2)	39,226,000	39,603,424
4.450%, 12/03/2025 (2)	24,426,000	26,012,495
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,032,824
Spectra Energy Partners LP:
3.500%, 03/15/2025	15,150,000	15,551,353
4.500%, 03/15/2045	5,000,000	5,282,498
Standard Industries, Inc.:
5.375%, 11/15/2024 (2)	3,727,000	3,857,445
6.000%, 10/15/2025 (2)	8,511,000	9,032,299
4.750%, 01/15/2028 (2)	21,000,000	20,842,500
Stanley Black & Decker, Inc.,
4.850%, 11/15/2048	4,175,000	4,948,783
Sunoco Finance Corp.,
4.875%, 01/15/2023	2,000,000	2,042,500
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	2,033,081
6.100%, 02/15/2042	1,000,000	1,107,325
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (1)(2)	2,000,000	1,999,416
Tallgrass Energy Finance Corp.,
4.750%, 10/01/2023 (2)	7,000,000	7,096,390
Targa Resources Partners LP:
6.500%, 07/15/2027 (2)	1,000,000	1,091,250
5.000%, 01/15/2028	28,000,000	28,070,000
TC PipeLines LP:
4.375%, 03/13/2025	26,205,000	27,613,336
3.900%, 05/25/2027	5,885,000	5,990,154
Tech Data Corp.,
3.700%, 02/15/2022	13,235,000	13,462,301
Telecom Italia Capital SA:
5.303%, 05/30/2024 (1)(2)	21,500,000	22,252,500
7.200%, 07/18/2036 (1)	3,175,000	3,500,438
Telefonica Emisiones SAU:
5.462%, 02/16/2021 (1)	2,402,000	2,516,931
4.570%, 04/27/2023 (1)	1,000,000	1,081,385
4.103%, 03/08/2027 (1)	8,125,000	8,631,329
7.045%, 06/20/2036 (1)	4,925,000	6,447,790
5.213%, 03/08/2047 (1)	5,000,000	5,512,350
4.895%, 03/06/2048 (1)	9,475,000	10,006,194
5.520%, 03/01/2049 (1)	12,000,000	13,900,270
TELUS Corp.,
2.800%, 02/16/2027 (1)	13,100,000	12,878,168
Tenet Healthcare Corp.,
6.750%, 06/15/2023	1,000,000	1,003,750
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	24,275,000	20,997,875
3.150%, 10/01/2026 (1)	36,000,000	27,900,000
Thermo Fisher Scientific, Inc.,
3.300%, 02/15/2022	7,000,000	7,167,251
Timken Co.:
3.875%, 09/01/2024	18,500,000	19,109,714
4.500%, 12/15/2028	6,025,000	6,254,974
T-Mobile USA, Inc.,
4.750%, 02/01/2028	17,250,000	17,747,663
Total System Services, Inc.:
3.800%, 04/01/2021	9,199,000	9,369,201
4.000%, 06/01/2023	10,775,000	11,249,648
TransCanada PipeLines Ltd.,
4.750%, 05/15/2038 (1)	10,000,000	10,962,795
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042	2,600,000	2,687,723
Transocean, Inc.:
8.375%, 12/15/2021 (1)	5,500,000	5,781,875
5.800%, 10/15/2022 (1)	5,000,000	4,912,500
TTX Co.:
4.650%, 06/15/2044 (2)	7,710,000	8,657,866
3.900%, 02/01/2045 (2)	25,325,000	25,745,339
Tyco Electronics Group SA,
7.125%, 10/01/2037 (1)	500,000	679,943
Tyson Foods, Inc.,
5.100%, 09/23/2048	4,650,000	5,252,245
United Rentals North America, Inc.:
4.625%, 10/15/2025	15,540,000	15,792,525
5.875%, 09/15/2026	13,000,000	13,845,000
6.500%, 12/15/2026	5,000,000	5,412,500
5.250%, 01/15/2030	3,000,000	3,082,500
Vale Overseas Ltd.:
4.375%, 01/11/2022 (1)	1,063,000	1,095,166
6.250%, 08/10/2026 (1)	22,000,000	24,990,900
8.250%, 01/17/2034 (1)	425,000	555,156
6.875%, 11/21/2036 (1)	10,475,000	12,583,094
6.875%, 11/10/2039 (1)	15,850,000	19,023,170
Valeant Pharmaceuticals International, Inc.,
5.875%, 05/15/2023 (1)(2)	2,066,000	2,090,007
Valero Energy Corp.:
3.400%, 09/15/2026	17,500,000	17,845,327
6.625%, 06/15/2037	5,000,000	6,334,586
Valero Energy Partners LP,
4.500%, 03/15/2028	20,000,000	21,210,209
Verisk Analytics, Inc.:
5.800%, 05/01/2021	2,585,000	2,741,670
4.000%, 06/15/2025	10,000,000	10,678,421
Verizon Communications, Inc.:
4.500%, 08/10/2033	15,710,000	17,698,365
4.400%, 11/01/2034	790,000	875,811
4.272%, 01/15/2036	19,793,000	21,437,850
5.250%, 03/16/2037	18,225,000	21,799,499
4.812%, 03/15/2039	38,575,000	44,347,049
Viterra, Inc.,
5.950%, 08/01/2020 (1)(2)	7,000,000	7,232,820
Vodafone Group PLC:
3.750%, 01/16/2024 (1)	2,184,000	2,283,455
7.875%, 02/15/2030 (1)	9,793,000	13,224,729
6.150%, 02/27/2037 (1)	11,825,000	14,364,951
4.375%, 02/19/2043 (1)	5,054,000	4,966,746
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021 (2)	9,000,000	9,289,221
4.250%, 11/13/2023 (2)	18,000,000	18,948,437
Vulcan Materials Co.:
4.500%, 04/01/2025	3,000,000	3,197,982
4.700%, 03/01/2048	500,000	490,193
Wabtec Corp.:
4.375%, 08/15/2023	9,750,000	10,099,917
4.400%, 03/15/2024	5,000,000	5,293,579
3.450%, 11/15/2026	27,225,000	26,603,306
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	8,060,000	8,222,279
3.800%, 11/18/2024	10,000,000	10,387,784
3.450%, 06/01/2026	7,000,000	7,066,723
Walmart, Inc.,
4.050%, 06/29/2048	11,975,000	13,720,737
Walt Disney Co.:
3.700%, 09/15/2024 (2)	4,025,000	4,283,605
7.430%, 10/01/2026 (2)	3,300,000	4,239,216
6.150%, 03/01/2037 (2)	9,000,000	12,227,502
5.400%, 10/01/2043 (2)	5,000,000	6,523,262
4.750%, 09/15/2044 (2)	1,950,000	2,381,307
Waste Management, Inc.,
3.900%, 03/01/2035	5,000,000	5,343,843
Weatherford International Ltd.,
4.500%, 04/15/2022 (1)	5,020,000	2,547,650
Western Digital Corp.,
4.750%, 02/15/2026	57,075,000	55,993,429
Western Gas Partners LP,
4.000%, 07/01/2022	17,845,000	18,077,035
WestRock MWV LLC:
9.750%, 06/15/2020	1,160,000	1,234,367
8.200%, 01/15/2030	3,012,000	4,059,781
Williams Companies, Inc.:
7.875%, 09/01/2021	5,065,000	5,618,886
3.700%, 01/15/2023	44,375,000	45,862,446
4.550%, 06/24/2024	7,629,000	8,220,572
7.500%, 01/15/2031	120,000	155,266
7.750%, 06/15/2031	3,500,000	4,614,583
8.750%, 03/15/2032	9,275,000	13,201,596
5.750%, 06/24/2044	2,500,000	2,917,708
Williams Partners LP:
5.250%, 03/15/2020	2,390,000	2,434,157
6.300%, 04/15/2040	1,590,000	1,931,441
Woodside Finance Ltd.,
3.650%, 03/05/2025 (1)(2)	15,575,000	15,986,266
WPX Energy, Inc.,
6.000%, 01/15/2022	4,000,000	4,170,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (2)	4,000,000	3,990,000
Xerox Corp.,
3.625%, 03/15/2023	35,175,000	35,804,984
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	20,250,000	20,368,648
Zimmer Biomet Holdings, Inc.:
3.550%, 04/01/2025	5,000,000	5,153,806
5.750%, 11/30/2039	9,000,000	10,261,162
Zoetis, Inc.:
3.450%, 11/13/2020	11,885,000	12,035,765
3.250%, 02/01/2023	24,701,000	25,210,971
4.500%, 11/13/2025	16,275,000	17,858,975
Total Industrials		5,690,362,338	26.7%
Utilities
Appalachian Power Co.,
6.700%, 08/15/2037	1,400,000	1,826,798
Berkshire Hathaway Energy Co.,
3.500%, 02/01/2025	7,000,000	7,368,931
CMS Energy Corp.,
5.050%, 03/15/2022	1,000,000	1,064,039
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054	7,600,000	8,524,585
Dominion Resources, Inc.,
5.950%, 06/15/2035	1,880,000	2,309,700
Edison International,
2.950%, 03/15/2023	5,000,000	4,790,563
EDP Finance BV:
4.125%, 01/15/2020 (1)(2)	8,816,000	8,835,395
3.625%, 07/15/2024 (1)(2)	36,340,000	37,350,477
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	7,500,000	7,559,405
3.625%, 05/25/2027 (1)(2)	27,500,000	27,625,506
3.500%, 04/06/2028 (1)(2)	7,000,000	6,900,881
6.800%, 09/15/2037 (1)(2)	3,875,000	4,928,409
6.000%, 10/07/2039 (1)(2)	631,000	748,252
4.750%, 05/25/2047 (1)(2)	42,584,000	44,310,503
Exelon Corp.:
3.950%, 06/15/2025	15,775,000	16,744,543
5.100%, 06/15/2045	5,875,000	6,765,402
Exelon Generation Co. LLC,
5.600%, 06/15/2042	6,100,000	6,795,529
Fortis Inc.,
3.055%, 10/04/2026 (1)	8,762,000	8,697,533
Infraestructura Energetica Nova SAB de CV,
3.750%, 01/14/2028 (1)(2)	5,000,000	4,743,750
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,666,360
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (1)(2)	2,800,000	2,906,176
NiSource, Inc.,
3.950%, 03/30/2048	11,775,000	11,740,982
PSEG Power LLC,
3.000%, 06/15/2021	25,027,000	25,294,440
RGS I&M Funding Corp.,
9.820%, 12/07/2022	363,293	404,579
Southern Co.,
2.950%, 07/01/2023	17,400,000	17,660,593
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	6,000,000	6,239,911
Total Utilities		274,803,242	1.3%

Financials
ABN AMRO Bank NV:
2.450%, 06/04/2020 (1)(2)	13,000,000	13,002,288
7.750%, 05/15/2023 (1)(2)	8,000,000	9,157,859
4.750%, 07/28/2025 (1)(2)	36,075,000	38,612,516
4.800%, 04/18/2026 (1)(2)	18,925,000	20,379,453
AerCap Holdings N.V.,
4.875%, 01/16/2024 (1)	6,708,000	7,203,081
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	9,000,000	9,191,250
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (2)	2,000,000	2,752,399
Ally Financial, Inc.:
3.750%, 11/18/2019	18,200,000	18,236,400
4.125%, 03/30/2020	10,000,000	10,096,700
5.125%, 09/30/2024	3,000,000	3,240,000
American International Group, Inc.:
6.400%, 12/15/2020	3,500,000	3,695,110
4.875%, 06/01/2022	25,951,000	27,820,768
3.750%, 07/10/2025	11,400,000	11,935,143
3.875%, 01/15/2035	15,000,000	14,939,286
6.820%, 11/15/2037	4,173,000	5,344,765
AmSouth Bancorporation,
6.750%, 11/01/2025	1,110,000	1,316,707
Anthem, Inc.,
3.350%, 12/01/2024	7,050,000	7,293,318
ANZ New Zealand (Int'l) Ltd.:
2.750%, 02/03/2021 (1)(2)	10,000,000	10,050,278
2.125%, 07/28/2021 (1)(2)	17,175,000	17,059,317
Aon Corp.,
5.000%, 09/30/2020	150,000	154,988
Aon PLC,
3.875%, 12/15/2025 (1)	14,490,000	15,414,715
Assurant, Inc.,
3.583%, 03/26/2021 (3 Month LIBOR USD + 1.250%) (3)	12,000,000	12,000,825
Australia & New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (1)(2)	32,000,000	33,864,050
Banco Santander SA:
3.500%, 04/11/2022 (1)	12,000,000	12,310,166
3.848%, 04/12/2023 (1)	16,700,000	17,336,264
5.179%, 11/19/2025 (1)	11,150,000	12,126,910
Bank of America Corp.:
2.625%, 04/19/2021	17,500,000	17,609,077
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	4,500,000	4,495,095
3.300%, 01/11/2023	22,650,000	23,347,091
3.004%, 12/20/2023 (3 Month LIBOR USD + 0.790%) (3)	8,352,000	8,505,221
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%) (3)	12,575,000	13,207,916
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	9,650,000	10,017,263
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	12,000,000	12,296,084
3.366%, 01/23/2026 (3 Month LIBOR USD + 0.810%) (3)	22,700,000	23,423,922
3.248%, 10/21/2027	6,000,000	6,147,555
7.750%, 05/14/2038	725,000	1,070,003
Bank of Montreal:
1.900%, 08/27/2021 (1)	26,450,000	26,282,531
3.803%, 12/15/2032 (5 Year Swap Rate USD + 1.432%) (1)(3)	5,000,000	5,070,550
Bank of Nova Scotia:
2.450%, 09/19/2022 (1)	8,225,000	8,300,606
4.500%, 12/16/2025 (1)	8,048,000	8,663,867
Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.300%, 03/05/2020 (1)(2)	8,075,000	8,069,154
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)	12,475,000	13,077,093
Barclays PLC:
2.750%, 11/08/2019 (1)	7,000,000	6,992,891
3.250%, 01/12/2021 (1)	25,000,000	25,179,412
3.684%, 01/10/2023 (1)	22,500,000	22,794,703
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%) (1)(3)	10,000,000	10,346,787
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%) (1)(3)	5,000,000	5,164,488
3.650%, 03/16/2025 (1)	17,350,000	17,437,444
4.337%, 01/10/2028 (1)	10,000,000	10,240,316
BB&T Corp.,
2.625%, 06/29/2020	13,000,000	13,026,780
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	3,934,468
BNP Paribas SA:
5.000%, 01/15/2021 (1)	5,000,000	5,202,619
3.500%, 03/01/2023 (1)(2)	4,000,000	4,114,665
3.375%, 01/09/2025 (1)(2)	8,000,000	8,139,562
4.375%, 09/28/2025 (1)(2)	4,700,000	4,939,469
BNZ International Funding Ltd.:
2.400%, 02/21/2020 (1)(2)	8,000,000	8,005,126
2.750%, 03/02/2021 (1)(2)	18,750,000	18,815,878
3.375%, 03/01/2023 (1)(2)	24,750,000	25,531,476
BPCE SA:
5.700%, 10/22/2023 (1)(2)	33,770,000	36,911,207
4.625%, 07/11/2024 (1)(2)	3,185,000	3,364,313
5.150%, 07/21/2024 (1)(2)	37,902,000	41,001,642
4.500%, 03/15/2025 (1)(2)	20,475,000	21,579,988
Brighthouse Financial, Inc.,
4.700%, 06/22/2047	7,000,000	5,848,751
Brown & Brown, Inc.,
4.500%, 03/15/2029	4,090,000	4,296,470
Cantor Fitzgerald LP,
4.875%, 05/01/2024 (2)	5,000,000	5,157,122
Capital One Financial Corp.:
3.050%, 03/09/2022	10,000,000	10,155,618
3.200%, 01/30/2023	5,000,000	5,126,209
3.750%, 07/28/2026	11,960,000	12,171,156
Capital One NA:
1.850%, 09/13/2019	5,000,000	4,993,115
3.375%, 02/15/2023	45,098,000	46,002,139
CIT Group, Inc.:
4.125%, 03/09/2021	100,000	101,905
5.000%, 08/01/2023	5,000,000	5,337,500
4.750%, 02/16/2024	13,000,000	13,811,590
5.250%, 03/07/2025	100,000	109,625
Citigroup, Inc.:
2.400%, 02/18/2020	8,000,000	7,999,971
2.350%, 08/02/2021	8,125,000	8,119,777
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%) (3)	10,000,000	10,170,939
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	12,450,000	12,610,561
3.950%, 09/01/2023 (3 Month LIBOR USD + 1.430%) (3)	8,000,000	8,147,522
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%) (3)	11,000,000	11,362,774
3.700%, 01/12/2026	4,700,000	4,947,688
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	30,000,000	31,739,014
Citizens Bank NA:
2.450%, 12/04/2019	6,775,000	6,774,635
2.550%, 05/13/2021	6,175,000	6,193,273
CNA Financial Corp.:
5.750%, 08/15/2021	9,752,000	10,425,506
7.250%, 11/15/2023	12,400,000	14,542,959
4.500%, 03/01/2026	21,125,000	22,646,188
3.450%, 08/15/2027	9,000,000	9,157,810
CNO Financial Group, Inc.,
5.250%, 05/30/2025	18,640,000	20,084,600
Comerica Bank,
4.000%, 07/27/2025	21,425,000	22,667,405
Commonwealth Bank of Australia,
4.500%, 12/09/2025 (1)(2)	19,000,000	20,241,185
Compass Bank:
2.750%, 09/29/2019	34,394,000	34,390,952
2.875%, 06/29/2022	15,700,000	15,832,724
3.875%, 04/10/2025	32,180,000	33,338,597
Cooperatieve Rabobank UA:
3.875%, 02/08/2022 (1)	4,150,000	4,319,001
4.625%, 12/01/2023 (1)	7,229,000	7,743,828
3.750%, 07/21/2026 (1)	23,000,000	23,535,967
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	23,225,000	23,686,280
3.750%, 04/24/2023 (1)(2)	8,375,000	8,692,720
3.250%, 10/04/2024 (1)(2)	8,575,000	8,745,969
4.375%, 03/17/2025 (1)(2)	37,093,000	38,813,442
Credit Suisse AG,
5.300%, 08/13/2019 (1)	7,166,000	7,188,753
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	9,000,000	9,188,611
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	6,000,000	6,295,878
4.282%, 01/09/2028 (1)(2)	16,750,000	17,682,731
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%) (1)(2)(3)	10,850,000	11,185,305
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	21,400,000	22,193,337
3.750%, 03/26/2025 (1)	15,000,000	15,665,847
4.550%, 04/17/2026 (1)	5,000,000	5,438,716
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	14,175,000	14,376,182
Deutsche Bank AG:
2.950%, 08/20/2020 (1)	8,625,000	8,562,854
3.150%, 01/22/2021 (1)	16,954,000	16,826,139
3.375%, 05/12/2021 (1)	5,450,000	5,420,631
4.250%, 10/14/2021 (1)	29,900,000	30,311,915
5.000%, 02/14/2022 (1)	10,000,000	10,308,153
3.300%, 11/16/2022 (1)	17,625,000	17,325,606
3.950%, 02/27/2023 (1)	3,325,000	3,336,188
Digital Realty Trust LP:
4.450%, 07/15/2028	7,000,000	7,588,589
3.600%, 07/01/2029	41,950,000	42,538,724
Discover Bank:
8.700%, 11/18/2019	3,237,000	3,308,753
3.100%, 06/04/2020	12,000,000	12,057,960
3.350%, 02/06/2023	7,000,000	7,163,692
4.650%, 09/13/2028	8,225,000	8,995,307
Discover Financial Services:
3.950%, 11/06/2024	25,000,000	26,299,606
4.100%, 02/09/2027	4,600,000	4,791,631
Fifth Third Bancorp,
2.875%, 07/27/2020	9,825,000	9,870,109
First Horizon National Corp.,
3.500%, 12/15/2020	29,022,000	29,369,910
First Republic Bank,
4.625%, 02/13/2047	1,850,000	1,991,500
First Tennessee Bank NA,
2.950%, 12/01/2019	12,000,000	12,013,751
FMR LLC:
4.950%, 02/01/2033 (2)	4,235,000	5,045,830
6.500%, 12/14/2040 (2)	1,820,000	2,472,107
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 (1)	24,200,000	24,085,108
Goldman Sachs Group, Inc.:
2.550%, 10/23/2019	4,000,000	4,001,482
2.300%, 12/13/2019	12,450,000	12,444,567
5.250%, 07/27/2021	1,100,000	1,162,649
2.350%, 11/15/2021	10,000,000	9,990,030
5.750%, 01/24/2022	15,100,000	16,319,837
4.125%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	10,000,000	10,268,000
3.500%, 01/23/2025	9,400,000	9,724,877
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	24,000,000	24,561,496
3.814%, 04/23/2029 (3 Month LIBOR USD + 1.158%) (3)	17,875,000	18,682,321
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	15,050,000	16,141,251
6.345%, 02/15/2034	125,000	157,129
6.750%, 10/01/2037	300,000	392,385
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	11,215,000	13,017,557
4.850%, 01/24/2077 (2)	10,546,000	11,916,289
Harborwalk Funding Trust,
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%) (2)(3)	10,000,000	11,441,000
Hartford Financial Services Group, Inc.,
5.125%, 04/15/2022	6,097,000	6,536,630
High Street Funding Trust I,
Series 2018-1, 4.111%, 02/15/2028 (2)	9,000,000	9,468,000
High Street Funding Trust II,
Series 2018-2, 4.682%, 02/15/2048 (2)	7,000,000	7,553,000
Highmark, Inc.,
4.750%, 05/15/2021 (2)	7,800,000	8,030,543
HSBC Holdings PLC:
3.400%, 03/08/2021 (1)	9,100,000	9,239,939
2.650%, 01/05/2022 (1)	4,000,000	4,015,532
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	30,996,000	31,572,013
3.600%, 05/25/2023 (1)	6,000,000	6,242,220
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%) (1)(3)	9,000,000	9,415,735
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	5,200,000	5,417,934
4.583%, 06/19/2029 (3 Month LIBOR USD + 1.535%) (1)(3)	17,125,000	18,728,962
3.970%, 05/22/2030 (3 Month LIBOR USD + 1.610%) (1)(3)	4,775,000	4,987,756
HSBC USA, Inc.,
2.350%, 03/05/2020	2,750,000	2,750,110
Humana, Inc.,
8.150%, 06/15/2038	8,983,000	12,644,786
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	17,225,000	17,438,465
2.300%, 01/14/2022	15,225,000	15,225,193
Huntington National Bank,
2.875%, 08/20/2020	12,275,000	12,347,901
ING Bank NV:
2.450%, 03/16/2020 (1)(2)	9,500,000	9,509,503
2.750%, 03/22/2021 (1)(2)	9,175,000	9,232,975
5.800%, 09/25/2023 (1)(2)	47,070,000	52,070,273
ING Groep NV,
3.150%, 03/29/2022 (1)	4,000,000	4,075,587
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	5,500,000	5,624,939
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,000,000	10,299,915
Jefferies Group LLC:
4.850%, 01/15/2027	15,750,000	16,250,748
6.450%, 06/08/2027	1,300,000	1,472,109
4.150%, 01/23/2030	30,200,000	28,949,691
John Hancock Life Insurance Co.,
7.375%, 02/15/2024	17,615,000	20,731,995
JPMorgan Chase & Co.:
4.250%, 10/15/2020	8,900,000	9,119,709
2.295%, 08/15/2021	22,000,000	21,967,717
4.350%, 08/15/2021	2,400,000	2,496,402
4.500%, 01/24/2022	4,400,000	4,636,428
3.200%, 01/25/2023	5,350,000	5,489,916
3.811%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	10,000,000	10,151,150
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%) (3)	15,575,000	16,147,726
3.125%, 01/23/2025	21,850,000	22,468,865
KEB Hana Bank,
1.750%, 10/18/2019 (1)(2)	16,750,000	16,717,221
KeyBank NA:
2.250%, 03/16/2020	9,425,000	9,418,924
3.400%, 05/20/2026	21,575,000	22,134,169
KeyCorp,
2.900%, 09/15/2020	17,200,000	17,313,723
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (2)	750,000	955,115
10.750%, 06/15/2088 (3 Month LIBOR USD + 7.120%) (2)(3)	900,000	1,377,000
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	375,000	541,961
Life Storage LP,
3.875%, 12/15/2027	2,575,000	2,632,237
Lincoln National Corp.,
4.632%, 04/20/2067 (3 Month LIBOR USD + 2.040%) (3)	930,000	732,375
Lloyds Bank PLC:
5.800%, 01/13/2020 (1)(2)	6,350,000	6,463,329
4.050%, 08/16/2023 (1)	6,575,000	6,863,302
Lloyds Banking Group PLC:
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	21,520,000	21,555,752
3.750%, 01/11/2027 (1)	7,800,000	7,941,609
4.375%, 03/22/2028 (1)	15,000,000	15,936,667
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%) (1)(3)	21,550,000	21,572,143
Macquarie Bank Ltd.:
2.400%, 01/21/2020 (1)(2)	17,750,000	17,747,411
6.625%, 04/07/2021 (1)(2)	275,000	293,642
4.875%, 06/10/2025 (1)(2)	7,800,000	8,336,064
Macquarie Group Ltd.:
7.625%, 08/13/2019 (1)(2)	2,467,000	2,481,379
3.547%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	35,850,000	36,276,260
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	21,000,000	21,892,710
Manufacturers & Traders Trust Co.,
3.617%, 12/28/2020 (1 Month LIBOR USD + 1.215%) (3)	9,483,000	9,493,281
Manulife Financial Corp.:
4.900%, 09/17/2020 (1)	3,234,000	3,332,399
4.150%, 03/04/2026 (1)	16,375,000	17,655,343
Marsh & McLennan Companies, Inc.:
4.800%, 07/15/2021	1,000,000	1,039,742
3.300%, 03/14/2023	6,875,000	7,066,613
3.750%, 03/14/2026	9,225,000	9,734,306
5.875%, 08/01/2033	3,729,000	4,693,372
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (2)	3,184,000	3,702,884
8.875%, 06/01/2039 (2)	11,942,000	19,590,328
4.900%, 04/01/2077 (2)	8,000,000	9,349,375
MBIA Insurance Corp.,
13.563%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)	700,000	489,125
MetLife Capital Trust IV,
7.875%, 12/15/2067 (2)	900,000	1,134,000
MetLife, Inc.:
4.875%, 11/13/2043	3,375,000	4,012,068
4.050%, 03/01/2045	9,025,000	9,770,662
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 (1)	5,749,000	5,804,372
2.190%, 09/13/2021 (1)	20,000,000	19,896,752
3.455%, 03/02/2023 (1)	15,000,000	15,421,455
Mitsubishi UFJ Trust & Banking Corp.,
2.450%, 10/16/2019 (1)(2)	10,000,000	10,000,346
Mizuho Bank Ltd.,
2.400%, 03/26/2020 (1)(2)	20,225,000	20,237,763
Mizuho Financial Group, Inc.:
2.953%, 02/28/2022 (1)	9,750,000	9,861,975
2.601%, 09/11/2022 (1)	5,000,000	4,997,008
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	9,000,000	9,424,242
3.170%, 09/11/2027 (1)	24,650,000	25,248,915
Morgan Stanley:
5.625%, 09/23/2019	10,225,000	10,295,917
2.650%, 01/27/2020	7,000,000	7,008,009
3.125%, 01/23/2023	15,000,000	15,338,502
3.750%, 02/25/2023	1,000,000	1,044,618
3.981%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	10,000,000	10,191,300
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%) (3)	25,000,000	26,063,101
3.700%, 10/23/2024	5,000,000	5,275,145
4.000%, 07/23/2025	2,500,000	2,677,762
3.875%, 01/27/2026	7,000,000	7,441,084
3.125%, 07/27/2026	13,175,000	13,425,523
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%) (3)	15,350,000	15,983,189
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	1,150,000	1,186,060
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	14,500,000	14,800,560
3.900%, 07/21/2025 (1)(2)	8,100,000	8,523,964
4.000%, 09/14/2026 (1)(2)	53,541,000	53,550,085
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%) (1)(2)(3)	1,425,000	1,490,561
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%) (1)(2)(3)	8,000,000	7,739,755
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	15,088,000	15,709,980
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033 (2)	5,600,000	8,177,280
9.375%, 08/15/2039 (2)	20,434,000	33,425,166
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (2)	3,200,000	3,890,013
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)	25,105,000	35,751,130
4.450%, 05/15/2069 (2)	10,000,000	11,030,147
Nippon Life Insurance Co.,
5.000%, 10/18/2042 (3 Month LIBOR USD + 4.240%) (1)(2)(3)	2,000,000	2,105,000
Nomura Holdings, Inc.,
6.700%, 03/04/2020 (1)	3,050,000	3,135,785
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	16,000,000	16,655,702
Pine Street Trust I,
4.572%, 02/15/2029 (2)	5,000,000	5,237,106
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,215,000	1,240,764
3.125%, 05/15/2023	3,675,000	3,711,811
Principal Life Global Funding II,
2.200%, 04/08/2020 (2)	8,000,000	7,983,624
Protective Life Corp.:
7.375%, 10/15/2019	5,360,000	5,431,497
4.300%, 09/30/2028 (2)	4,105,000	4,323,942
Protective Life Global Funding,
2.700%, 11/25/2020 (2)	10,725,000	10,786,493
Prudential Financial, Inc.,
3.878%, 03/27/2028	11,275,000	12,257,684
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	21,011,000	27,095,933
Raymond James Financial, Inc.:
3.625%, 09/15/2026	425,000	437,065
4.950%, 07/15/2046	15,000,000	16,921,319
Realty Income Corp.,
3.875%, 04/15/2025	10,000,000	10,639,760
Regions Financial Corp.:
3.200%, 02/08/2021	30,725,000	31,057,775
2.750%, 08/14/2022	14,900,000	15,007,429
3.800%, 08/14/2023	19,737,000	20,649,632
Reliance Standard Life Global Funding II:
2.500%, 01/15/2020 (2)	14,000,000	13,993,553
2.375%, 05/04/2020 (2)	20,750,000	20,724,142
3.050%, 01/20/2021 (2)	10,954,000	11,046,246
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	29,930,000	32,668,265
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	62,335,000	63,029,429
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%) (1)(3)	17,475,000	18,200,827
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	8,300,000	8,583,786
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%) (1)(3)	4,250,000	4,538,368
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%) (1)(3)	11,000,000	11,386,345
Santander Holdings USA, Inc.,
3.400%, 01/18/2023	5,750,000	5,834,753
Santander UK Group Holdings PLC:
2.875%, 08/05/2021 (1)	9,375,000	9,380,344
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%) (1)(3)	6,000,000	6,060,068
Santander UK PLC:
5.000%, 11/07/2023 (1)(2)	28,625,000	30,189,279
4.000%, 03/13/2024 (1)	7,700,000	8,124,940
SMBC Aviation Capital Finance DAC,
3.550%, 04/15/2024 (1)(2)	15,000,000	15,435,891
Societe Generale SA:
5.200%, 04/15/2021 (1)(2)	10,100,000	10,556,713
3.250%, 01/12/2022 (1)(2)	20,000,000	20,286,296
4.250%, 09/14/2023 (1)(2)	9,725,000	10,232,196
5.000%, 01/17/2024 (1)(2)	13,000,000	13,796,320
3.875%, 03/28/2024 (1)	10,000,000	10,344,149
4.250%, 04/14/2025 (1)(2)	21,975,000	22,534,920
Standard Chartered PLC:
2.100%, 08/19/2019 (1)(2)	18,685,000	18,669,491
2.250%, 04/17/2020 (1)(2)	7,000,000	6,978,551
3.050%, 01/15/2021 (1)(2)	14,000,000	14,093,718
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%) (1)(2)(3)	17,600,000	18,038,339
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%) (1)(2)(3)	22,000,000	22,460,334
5.700%, 03/26/2044 (1)(2)	14,000,000	16,303,068
Stifel Financial Corp.:
3.500%, 12/01/2020	5,000,000	5,054,659
4.250%, 07/18/2024	19,615,000	20,586,628
Sumitomo Mitsui Banking Corp.:
2.450%, 01/16/2020 (1)	13,025,000	13,027,825
3.000%, 01/18/2023 (1)	2,500,000	2,546,607
Sumitomo Mitsui Financial Group, Inc.:
2.784%, 07/12/2022 (1)	13,325,000	13,498,341
3.102%, 01/17/2023 (1)	16,125,000	16,412,733
SunTrust Banks, Inc.:
2.900%, 03/03/2021	5,125,000	5,171,114
3.689%, 08/02/2024 (3 Month LIBOR USD + 0.735%) (3)	6,345,000	6,617,076
3.300%, 05/15/2026	28,734,000	29,258,755
Swedbank AB,
2.650%, 03/10/2021 (1)(2)	7,025,000	7,028,105
Synchrony Financial:
3.750%, 08/15/2021	16,825,000	17,145,509
4.250%, 08/15/2024	33,325,000	34,682,101
4.500%, 07/23/2025	12,795,000	13,432,576
3.700%, 08/04/2026	5,388,000	5,348,100
3.950%, 12/01/2027	23,000,000	22,973,484
Synovus Financial Corp.,
3.125%, 11/01/2022	19,588,000	19,675,950
Torchmark Corp.:
3.800%, 09/15/2022	1,275,000	1,309,778
4.550%, 09/15/2028	9,350,000	10,214,986
Trinity Acquisition PLC:
4.400%, 03/15/2026 (1)	15,776,000	16,779,908
6.125%, 08/15/2043 (1)	22,442,000	26,928,177
UBS Group Funding Switzerland AG:
3.783%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	26,350,000	26,746,145
2.650%, 02/01/2022 (1)(2)	10,000,000	10,049,649
3.491%, 05/23/2023 (1)(2)	34,075,000	34,932,902
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	31,700,000	31,977,126
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	12,175,000	13,991,901
Voya Financial, Inc.,
3.650%, 06/15/2026	7,102,000	7,277,262
Wells Fargo & Co.:
2.500%, 03/04/2021	15,950,000	15,984,787
3.069%, 01/24/2023	12,000,000	12,186,833
3.813%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	10,000,000	10,189,140
3.000%, 02/19/2025	5,225,000	5,313,063
3.000%, 04/22/2026	4,000,000	4,043,774
Westpac Banking Corp.:
2.100%, 05/13/2021 (1)	13,300,000	13,271,453
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%) (1)(3)	10,000,000	10,353,360
Willis North America, Inc.:
7.000%, 09/29/2019	16,003,000	16,160,668
5.050%, 09/15/2048	15,000,000	16,585,766
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	20,329,000	21,348,949
Total Financials		4,295,745,977	20.1%
Total Corporate Bonds		10,260,911,557	48.1%

Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	712,700
California Housing Finance Agency,
2.794%, 08/01/2036	12,705,000	12,671,840
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,884,717
7.155%, 03/01/2027	1,700,000	2,055,317
Camden County Improvement Authority,
7.747%, 07/01/2034	1,100,000	1,154,923
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,730,595
City of Vernon CA,
4.500%, 08/01/2022	7,500,000	7,974,300
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,511,675
Hillsborough City School District:
0.000%, 09/01/2036	10,000,000	4,829,700
0.000%, 09/01/2042	10,000,000	3,593,100
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023	1,735,000	1,759,602
Massachusetts Educational Financing Authority,
3.775%, 07/01/2035	10,000,000	10,514,400
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	1,390,000	1,415,090
3.750%, 07/01/2034	2,845,000	2,894,702
North Carolina Housing Finance Agency:
2.870%, 07/01/2032	3,180,000	3,180,986
2.812%, 07/01/2035	4,105,000	4,098,062
North East Texas Independent School District,
5.240%, 08/01/2027	3,000,000	3,592,200
Puerto Rico Sales Tax Financing Corp.:
4.550%, 07/01/2040	10,603,000	10,231,895
4.550%, 07/01/2040	4,973,000	4,767,864
Rhode Island Housing & Mortgage Finance Corp.,
2.913%, 10/01/2039	1,970,000	1,973,487
State of Illinois,
6.200%, 07/01/2021	11,932,500	12,304,675
Three Rivers Local School District,
5.209%, 09/15/2027	1,350,000	1,402,002
West Allis West Milwaukee School District,
4.000%, 04/01/2020	15,250,000	15,261,743
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	5,754,845
Westlake City School District,
5.227%, 12/01/2026	1,160,000	1,208,105
Total Municipal Bonds		119,478,525	0.6%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-94, Class G, 7.500%, 12/25/2019	80	80
Series 1991-21, Class J, 7.000%, 03/25/2021	205	207
Series 1991-43, Class J, 7.000%, 05/25/2021	10,190	10,402
Series 1991-65, Class Z, 6.500%, 06/25/2021	6,374	6,515
Series 1992-129, Class L, 6.000%, 07/25/2022	20,693	21,545
Series 1993-32, Class H, 6.000%, 03/25/2023	6,744	7,048
Series 1993-58, Class H, 5.500%, 04/25/2023	29,712	30,812
Federal Gold Loan Mortgage Corp. (FGLMC):
5.000%, 12/01/2020	5,448	5,594
5.000%, 05/01/2021	8,993	9,205
6.000%, 06/01/2021	3,078	3,155
3.000%, 05/01/2027	4,507,451	4,615,654
6.500%, 12/01/2028	12,738	14,314
6.500%, 06/01/2029	5,287	5,909
3.000%, 10/01/2030	33,341,378	34,121,900
3.000%, 02/01/2032	50,527,766	51,712,610
3.500%, 05/01/2032	24,739,684	25,675,769
3.500%, 01/01/2034	24,667,860	25,598,526
5.000%, 03/01/2036	4,668,431	5,108,939
5.500%, 04/01/2037	99,709	110,769
5.500%, 04/01/2038	62,276	68,925
5.500%, 05/01/2038	103,664	112,655
5.500%, 01/01/2039	16,528,495	18,369,633
4.500%, 11/01/2039	632,615	679,728
4.500%, 11/01/2039	2,209,968	2,375,144
4.500%, 08/01/2040	2,167,847	2,329,879
4.500%, 08/01/2040	3,240,520	3,482,724
4.000%, 10/01/2040	21,785,577	22,990,418
4.000%, 01/01/2041	15,361,522	16,211,080
3.500%, 06/01/2042	4,239,261	4,404,025
3.500%, 06/01/2042	6,307,699	6,552,858
3.500%, 07/01/2042	36,594,204	38,014,547
3.500%, 07/01/2042	24,757,358	25,719,619
3.000%, 08/01/2042	20,412,819	20,777,198
3.500%, 09/01/2042	13,839,732	14,381,941
3.000%, 11/01/2042	47,951,159	48,924,052
3.500%, 12/01/2042	21,909,265	22,760,437
3.000%, 01/01/2043	35,269,760	35,897,553
3.000%, 02/01/2043	6,767,616	6,888,432
3.500%, 02/01/2043	14,251,797	14,795,044
3.000%, 03/01/2043	15,916,936	16,200,744
3.000%, 04/01/2043	12,011,414	12,255,556
3.000%, 04/01/2043	14,011,658	14,261,805
3.000%, 06/01/2043	11,239,823	11,431,782
3.000%, 08/01/2043	25,655,107	26,113,147
3.500%, 05/01/2044	13,423,992	13,987,198
3.500%, 08/01/2044	31,257,153	32,457,612
3.500%, 08/01/2044	25,668,363	26,620,936
4.000%, 09/01/2044	13,659,180	14,308,356
4.000%, 10/01/2044	20,517,760	21,625,494
3.500%, 01/01/2045	23,038,592	23,931,722
4.000%, 02/01/2045	14,366,467	15,035,987
3.500%, 06/01/2045	26,344,647	27,450,530
3.000%, 10/01/2045	34,170,221	34,779,972
4.000%, 10/01/2045	21,875,262	22,894,789
3.500%, 12/01/2045	27,175,908	28,063,171
4.000%, 12/01/2045	8,829,198	9,240,706
3.500%, 01/01/2046	54,109,598	56,109,472
4.000%, 02/01/2046	11,939,511	12,498,101
3.500%, 03/01/2046	6,879,325	7,168,042
3.500%, 08/01/2046	81,210,627	84,603,847
4.000%, 08/01/2046	13,399,088	14,122,407
3.000%, 10/01/2046	71,048,546	72,273,150
3.000%, 10/01/2046 (9)	93,869,215	95,777,266
4.500%, 11/01/2046	77,105,774	82,798,706
4.000%, 01/01/2047	46,371,856	49,101,026
3.000%, 05/01/2047	78,809,973	80,168,389
3.500%, 08/01/2047	25,273,454	26,205,419
4.000%, 06/01/2048	69,064,009	73,565,766
4.000%, 08/01/2048	42,251,630	44,266,625
Federal Home Loan Mortgage Corp. (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	676	693
Series 136, Class E, 6.000%, 04/15/2021 (9)	230	231
Series 1122, Class G, 7.000%, 08/15/2021	1,682	1,733
Series 1186, Class I, 7.000%, 12/15/2021	3,936	4,086
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	4,495	4,599
3.000%, 04/01/2027	8,395,473	8,592,041
2.500%, 12/01/2027	12,894,944	13,009,979
5.000%, 05/01/2028	33,648	35,564
6.500%, 09/01/2028	9,103	10,262
6.500%, 02/01/2029	21,242	24,086
3.000%, 07/01/2029	18,264,231	18,669,485
4.500%, 07/01/2030	3,870,921	4,120,834
3.000%, 08/01/2030	26,585,248	27,193,064
4.000%, 11/01/2031	17,664,173	18,452,726
3.500%, 01/01/2032	43,354,498	44,964,178
5.500%, 01/01/2032	8,842	9,564
2.500%, 07/01/2032	27,131,558	27,383,632
3.500%, 09/01/2033	66,411,398	69,301,565
5.000%, 09/01/2033	12,130,903	13,208,808
4.500%, 10/01/2033	22,071,860	23,571,529
3.000%, 11/01/2033	105,896,280	108,592,962
4.000%, 01/01/2034	12,336,133	12,992,867
5.500%, 04/01/2034	673,902	748,392
4.000%, 09/01/2034	17,977,611	18,934,242
5.500%, 09/01/2034	30,097	33,430
5.000%, 02/01/2035	11,321,654	12,291,683
5.000%, 02/01/2035	16,917,594	18,429,595
5.500%, 02/01/2035	26,631	29,580
5.000%, 04/01/2035	1,193,073	1,304,209
5.000%, 07/01/2035	3,456,203	3,777,513
5.000%, 02/01/2036	2,141,324	2,341,462
5.000%, 03/01/2036	976,550	1,067,781
5.500%, 04/01/2036	3,155,661	3,504,708
4.000%, 05/01/2037	66,556,579	69,591,620
3.500%, 08/01/2037	42,791,156	43,973,736
2.500%, 04/01/2038	68,691,957	69,118,137
6.000%, 05/01/2038	5,023,403	5,696,967
4.000%, 06/01/2039	11,349,849	11,941,369
5.000%, 06/01/2039	15,051,029	16,452,975
4.500%, 01/01/2040	8,002,785	8,590,357
4.500%, 01/01/2040	3,343,001	3,585,866
5.000%, 06/01/2040	12,897,104	13,920,377
4.000%, 08/01/2040	1,045,860	1,102,950
4.500%, 08/01/2040	4,548,345	4,885,124
4.500%, 08/01/2040	12,350,697	13,265,069
4.000%, 10/01/2040	1,828,286	1,927,884
4.000%, 11/01/2040	19,388,309	20,447,664
4.000%, 12/01/2040	3,887,167	4,124,011
3.500%, 01/01/2041	2,057,753	2,129,073
4.000%, 01/01/2041	4,009,736	4,228,840
3.500%, 02/01/2041	2,354,311	2,430,351
4.000%, 02/01/2041	396,061	417,703
4.500%, 02/01/2041	52,781,451	56,535,619
3.500%, 03/01/2041	16,064,938	16,574,291
4.000%, 03/01/2041	7,164,760	7,555,989
4.500%, 07/01/2041	5,253,614	5,642,422
3.500%, 09/01/2041	33,342,038	34,438,677
4.000%, 09/01/2041	3,200,347	3,375,163
3.500%, 11/01/2041	17,401,101	18,066,220
3.500%, 12/01/2041	3,156,822	3,277,478
4.000%, 12/01/2041	14,606,612	15,404,889
4.000%, 01/01/2042	27,099,271	28,577,007
4.500%, 01/01/2042	10,783,401	11,580,828
4.000%, 02/01/2042	23,955,378	25,263,485
3.000%, 05/01/2042	3,687,513	3,751,038
3.500%, 05/01/2042	17,999,207	18,687,209
3.500%, 06/01/2042	6,946,911	7,212,466
3.500%, 07/01/2042	115,142,792	119,539,062
3.500%, 08/01/2042	11,055,642	11,469,227
3.500%, 09/01/2042	18,061,091	18,751,503
3.000%, 10/01/2042	18,319,757	18,725,968
3.000%, 03/01/2043	6,925,352	7,044,677
3.000%, 04/01/2043	2,292,168	2,331,498
3.000%, 05/01/2043	7,919,938	8,075,861
3.000%, 05/01/2043	27,217,480	27,686,295
3.500%, 05/01/2043	17,684,593	18,360,395
3.000%, 06/01/2043	29,376,021	29,882,187
3.500%, 06/01/2043	9,081,664	9,543,636
3.000%, 07/01/2043	22,720,491	23,123,213
4.000%, 07/01/2043	31,820,269	33,555,481
3.000%, 08/01/2043	8,301,527	8,444,571
3.500%, 09/01/2043	39,092,984	40,583,531
4.500%, 09/01/2043	7,588,235	8,149,306
4.000%, 01/01/2045	14,994,472	15,706,451
3.500%, 02/01/2045	52,201,995	54,193,395
4.000%, 02/01/2045	7,880,561	8,310,159
4.000%, 02/01/2045	21,504,115	22,605,828
4.000%, 02/01/2045	15,616,613	16,466,637
4.000%, 02/01/2045	4,698,257	4,918,410
4.000%, 03/01/2045	11,299,472	11,902,031
4.000%, 11/01/2045	51,166,082	53,516,560
3.500%, 12/01/2045	41,606,185	42,873,899
4.000%, 12/01/2045	63,271,427	66,178,404
4.500%, 02/01/2046	31,901,815	34,250,994
4.500%, 08/01/2046	33,491,890	35,624,140
3.000%, 10/01/2046	28,952,104	29,450,829
3.500%, 11/01/2046	34,325,713	35,402,894
4.000%, 02/01/2047 (9)	26,241,570	27,436,682
4.000%, 11/01/2047	19,336,443	20,128,240
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	16,038	17,909
6.500%, 01/20/2029	8,771	10,032
6.000%, 11/20/2033	11,820	13,551
5.000%, 07/20/2040	627,456	689,847
4.000%, 08/20/2041	5,710,246	6,047,466
3.500%, 10/20/2041	10,328,366	10,797,114
4.000%, 12/20/2041	7,459,262	7,899,642
4.000%, 02/20/2042	14,536,674	15,396,219
4.000%, 06/20/2042	12,200,235	12,917,631
3.500%, 09/20/2042	8,127,295	8,481,798
4.000%, 09/20/2044	42,252,635	44,553,659
3.000%, 04/20/2045	16,836,230	17,235,651
3.500%, 04/20/2045	23,166,286	24,028,528
4.000%, 05/20/2045	17,914,215	18,887,422
3.500%, 06/20/2045	21,994,269	22,801,612
3.500%, 10/20/2045	74,095,369	76,988,301
4.500%, 01/20/2046	17,143,042	18,157,007
4.000%, 05/20/2046	9,534,745	10,018,518
4.500%, 06/20/2047	32,816,093	34,454,270
4.500%, 07/20/2047	22,423,578	23,542,988
3.500%, 02/20/2048	44,275,962	45,737,774
Total U.S. Government Agency Issues		3,771,401,408	17.7%
Non-U.S. Government Agency Issues
ABFC Trust,
Series 2006-OPT1, Class A3C2, 2.554%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	6,602,884	6,488,884
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 2.724%, 12/25/2035 (1 Month LIBOR USD + 0.320%) (3)	3,992,390	3,980,139
Series 2007-1, Class A3, 2.534%, 02/25/2037 (1 Month LIBOR USD + 0.130%) (3)	785,531	785,130
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 2.554%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	4,376,462	4,363,275
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020 (6)	253,606	254,463
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	79,613	79,789
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (2)(6)	26,139	25,725
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	207,231	204,697
Series 2006-J5, Class 3A1, 4.127%, 07/25/2021 (4)	19,318	18,610
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 (6)	95,329	95,643
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2025 (6)	5,891,503	5,914,331
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034	4,342,546	4,559,581
Series 2005-6CB, Class 1A4, 5.500%, 04/25/2035 (6)	14,504,259	14,493,028
Series 2005-29CB, Class A1, 5.500%, 07/25/2035 (6)	2,780,009	2,491,907
Series 2005-49CB, Class A5, 5.500%, 11/25/2035	2,741,118	2,540,286
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036	378,495	379,409
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 (6)	3,302,105	3,184,765
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	511,834	401,867
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	380	381
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W5, Class A1, 2.639%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	35,790,314	35,632,145
Arroyo Mortgage Trust,
Series 2018-1, Class A1, 3.763%, 04/25/2048 (2)(4)	5,464,618	5,595,999
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE3, Class A4, 2.574%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	510,911	509,198
Series 2006-HE2, Class A1, 2.594%, 03/25/2036 (1 Month LIBOR USD + 0.190%) (3)	15,628,889	15,577,680
Series 2006-HE6, Class A4, 2.564%, 11/25/2036 (1 Month LIBOR USD + 0.160%) (3)	584,180	578,391
Banc of America Alternative Loan Trust:
Series 2004-6, Class 4A1, 5.000%, 07/25/2019	307,109	319,363
Series 2005-8, Class 5A1, 5.500%, 09/25/2020 (6)	39,063	37,723
Series 2007-1, Class 1A1, 5.404%, 04/25/2022 (4)	264,269	263,103
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	2,228,549	2,333,167
Series 2004-10, Class 1CB1, 6.000%, 11/25/2034	10,348,278	10,348,278
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 (6)	37,573	38,177
Series 2005-9, Class 2CB1, 6.000%, 10/25/2035 (6)	5,729,858	5,714,478
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (6)	214,105	208,165
Banc of America Funding Trust:
Series 2005-C, Class A1, 2.623%, 05/20/2035 (1 Month LIBOR USD + 0.240%) (3)	5,465,091	5,441,034
Series 2007-C, Class 1A3, 4.597%, 05/20/2036 (4)(6)	2,217,546	2,219,077
Series 2006-G, Class 1A1, 2.763%, 07/20/2036 (1 Month LIBOR USD + 0.380%) (3)	31,130,333	30,629,066
Series 2007-C, Class 7A5, 2.683%, 05/20/2047 (1 Month LIBOR USD + 0.300%) (3)(6)	2,714,250	2,601,320
Bayview Financial Trust:
Series 2007-A, Class 1A2, 6.205%, 05/28/2037 (7)	109,416	109,547
Series 2007-B, Class 1A2, 6.831%, 08/28/2037 (7)	100,199	96,177
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 4.730%, 10/25/2035 (1 Year CMT Rate + 2.300%) (3)	729,087	746,718
Bear Stearns Asset Backed Securities I Trust:
Series 2005-HE4, Class M2, 3.364%, 04/25/2035 (1 Month LIBOR USD + 0.960%) (3)	4,120,238	4,132,631
Series 2007-HE5, Class 1A2, 2.584%, 11/25/2035 (1 Month LIBOR USD + 0.180%) (3)	2,446,850	2,447,169
Series 2006-HE8, Class 21A2, 2.574%, 07/25/2036 (1 Month LIBOR USD + 0.170%) (3)	4,777,503	4,777,589
Bear Stearns Asset Backed Securities Trust,
Series 2007-2, Class A2, 2.724%, 05/25/2037 (1 Month LIBOR USD + 0.320%) (3)	1,490,116	1,488,504
Carrington Mortgage Loan Trust:
Series 2005-NC1, Class M2, 3.184%, 02/26/2035 (1 Month LIBOR USD + 0.780%) (3)	2,668,364	2,672,894
Series 2006-OPT1, Class A3, 2.584%, 12/25/2035 (1 Month LIBOR USD + 0.180%) (3)	538,124	538,017
Series 2007-HE1, Class A2, 2.554%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	1,052,834	1,047,544
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 4.357%, 01/25/2036 (4)(6)	896,452	885,846
Series 2006-A1, Class 2A3, 4.355%, 09/25/2036 (4)(6)	636,775	607,551
Series 2007-A1, Class 3A1, 4.577%, 02/25/2037 (4)	3,206,878	3,254,068
Series 2007-A1, Class 2A3, 4.719%, 02/25/2037 (4)	1,395,354	1,431,935
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	410,455	398,852
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036	4,831,140	4,993,361
Series 2007-2, Class 1A3, 6.000%, 02/25/2037 (6)	1,122,394	1,127,122
Citicorp Residential Mortgage Trust:
Series 2006-3, Class A4, 5.214%, 11/25/2036 (7)	228,001	227,857
Series 2007-1, Class A6, 5.249%, 03/25/2037 (7)	26,408	27,625
Series 2007-2, Class A4, 5.017%, 06/25/2037 (7)	13,520,671	13,606,239
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1, 3.500%, 02/25/2058 (2)(4)	21,059,183	21,523,588
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 4.970%, 10/25/2035 (1 Year CMT Rate + 2.400%) (3)	10,680,439	10,920,155
Series 2005-9, Class 22A2, 6.000%, 10/25/2035 (6)	3,493,848	3,615,313
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (6)	111,020	111,252
Series 2007-AMC4, Class A2C, 2.574%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	1,955,006	1,945,534
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 (7)	18,820	9,523
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3, 5.430%, 02/25/2033 (4)(6)	291,570	273,384
Series 2006-23, Class 2A3, 2.574%, 08/25/2033 (1 Month LIBOR USD + 0.170%) (3)	3,056,284	3,042,909
Series 2006-22, Class 2A3, 2.564%, 01/25/2034 (1 Month LIBOR USD + 0.160%) (3)	7,878,712	7,832,836
Series 2007-11, Class 2A3, 2.594%, 04/25/2034 (1 Month LIBOR USD + 0.190%) (3)	6,434,475	6,374,990
Series 2004-12, Class AF6, 4.634%, 03/25/2035 (4)	7,933	8,054
Series 2005-10, Class AF6, 4.449%, 12/25/2035 (4)	179,286	184,060
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (4)(6)	525,022	493,332
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)(6)	228,046	215,846
Series 2006-13, Class 3AV2, 2.554%, 01/25/2037 (1 Month LIBOR USD + 0.150%) (3)	3,034,341	3,028,580
Series 2006-13, Class 1AF3, 4.318%, 01/25/2037 (4)	24,297	24,377
Series 2007-9, Class 2A3, 2.584%, 06/25/2047 (1 Month LIBOR USD + 0.180%) (3)	24,069,223	23,902,957
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020	13,833	12,276
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB4, Class A1A, 2.494%, 04/25/2037 (1 Month LIBOR USD + 0.090%) (3)	3,566,161	3,472,491
CWABS Asset-Backed Certificates Trust:
Series 2006-14, Class 2A2, 2.554%, 04/25/2033 (1 Month LIBOR USD + 0.150%) (3)	1,340,484	1,338,870
Series 2004-15, Class AF6, 4.613%, 04/25/2035 (4)	7,558	7,605
Series 2005-7, Class AF6, 4.693%, 08/25/2035 (4)	37,340	37,836
Series 2006-18, Class 2A2, 2.564%, 03/25/2037 (1 Month LIBOR USD + 0.160%) (3)	4,084,584	4,052,859
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust:
Series 2005-1, Class 1A1, 2.904%, 02/25/2035 (1 Month LIBOR USD + 0.500%) (3)	6,583,116	6,443,325
Series 2005-2, Class 1A7, 5.420%, 04/25/2035 (4)	8,940,436	9,291,118
First Franklin Mortgage Loan Trust:
Series 2006-FF3, Class A2B, 2.604%, 02/25/2036 (1 Month LIBOR USD + 0.200%) (3)	7,320,952	7,313,594
Series 2006-FF4, Class A2, 2.810%, 03/25/2036 (1 Month LIBOR USD + 0.190%) (3)	1,357,973	1,357,399
Series 2006-FF6, Class A4, 2.654%, 04/25/2036 (1 Month LIBOR USD + 0.250%) (3)	25,927,644	25,638,390
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	44,384	42,874
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2022 (6)	156,986	129,402
Series 2004-AA1, Class A1, 4.391%, 06/25/2034 (4)	4,480,100	4,497,542
Series 2005-AA2, Class 2A1, 4.278%, 04/25/2035 (4)	1,970,393	1,998,632
Fremont Home Loan Trust,
Series 2005-B, Class M4, 3.109%, 04/25/2035 (1 Month LIBOR USD + 0.705%) (3)	1,675,716	1,679,058
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	128	131
GS Mortgage Securities Trust,
Series 2018-RPL1, Class A1A, 3.750%, 10/25/2057 (2)	62,343,689	64,406,267
GSAA Home Equity Trust:
Series 2004-6, Class A1, 3.204%, 06/25/2034 (1 Month LIBOR USD + 0.800%) (3)	1,326,505	1,316,057
Series 2005-14, Class 1A1, 2.654%, 12/25/2035 (1 Month LIBOR USD + 0.250%) (3)	15,623,733	15,446,625
Series 2007-8, Class A3, 2.854%, 08/25/2037 (1 Month LIBOR USD + 0.450%) (3)	6,190,446	6,024,370
GSAMP Trust:
Series 2005-AHL2, Class A2C, 2.644%, 12/25/2035 (1 Month LIBOR USD + 0.240%) (3)	3,657,720	3,652,239
Series 2006-HE7, Class A2D, 2.634%, 10/25/2036 (1 Month LIBOR USD + 0.230%) (3)	1,293,382	1,289,621
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	45,287	39,210
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	2,608,300	2,697,828
Series 2005-AR2, Class 2A1, 4.757%, 04/25/2035 (4)	2,974,920	3,047,583
Home Equity Asset Trust:
Series 2004-7, Class A1, 3.124%, 01/25/2035 (1 Month LIBOR USD + 0.720%) (3)	10,084,238	10,134,581
Series 2007-2, Class 2A2, 2.589%, 07/25/2037 (1 Month LIBOR USD + 0.185%) (3)	384,107	383,767
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 2.674%, 10/25/2035 (1 Month LIBOR USD + 0.270%) (3)	4,616,109	4,651,932
HSI Asset Securitization Corp. Trust,
Series 2006-OPT4, Class 2A3, 2.564%, 03/25/2036 (1 Month LIBOR USD + 0.160%) (3)	2,781,497	2,768,325
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	139,670	140,535
Series 2006-A1, Class 2A1, 4.290%, 03/25/2036 (4)(6)	80,734	76,021
Series 2007-S1, Class A1, 2.684%, 06/25/2037 (1 Month LIBOR USD + 0.280%) (3)	6,323,462	6,121,950
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021	13,241	13,369
Series 2005-A8, Class 2A3, 4.222%, 11/25/2035 (4)	5,587,615	5,429,975
Series 2006-A2, Class 2A1, 4.281%, 04/25/2036 (4)	1,390,719	1,348,766
Series 2006-A2, Class 3A3, 4.392%, 04/25/2036 (4)	1,630,409	1,494,881
Series 2006-A7, Class 2A2, 4.193%, 01/25/2037 (4)(6)	2,203,044	2,116,872
Series 2006-A7, Class 2A4R, 4.193%, 01/25/2037 (4)(6)	2,253,286	2,170,903
Series 2007-A2, Class 2A3, 4.494%, 04/25/2037 (4)	4,561,067	4,276,521
Series 2007-A4, Class 2A3, 4.586%, 06/25/2037 (4)	5,088,905	4,691,980
Luminent Mortgage Trust,
Series 2005-1, Class A1, 2.664%, 11/25/2035 (1 Month LIBOR USD + 0.260%) (3)	8,263,369	8,150,231
MASTR Alternative Loan Trust:
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	22,796	22,777
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	2,535,304	2,724,382
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	2,007,448	2,165,769
Series 2005-6, Class 1A5, 5.500%, 12/25/2035	2,517,623	2,400,208
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 3.004%, 01/25/2036 (1 Month LIBOR USD + 0.600%) (3)	2,090,100	2,093,958
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1B, 3.024%, 12/25/2029 (1 Month LIBOR USD + 0.620%) (3)	6,394,546	6,264,601
Series 2005-A5, Class A3, 4.357%, 06/25/2035 (4)	2,198,163	2,213,409
Mill City Mortgage Loan Trust:
Series 2018-2, Class A1, 3.500%, 05/25/2058 (2)(4)	35,584,152	36,329,739
Series 2018-3, 3.500%, 08/25/2058 (2)(4)	12,089,014	12,404,546
Series 2019-1, 3.250%, 10/25/2069 (2)(4)	31,350,000	31,950,854
Morgan Stanley Capital I, Inc. Trust,
Series 2006-HE2, Class A1, 2.574%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	6,545,468	6,452,900
MortgageIT Trust:
Series 2005-4, Class A1, 2.684%, 10/25/2035 (1 Month LIBOR USD + 0.280%) (3)	4,138,951	4,122,727
Series 2005-5, Class A1, 2.924%, 12/25/2035 (1 Month LIBOR USD + 0.520%) (3)	4,317,196	4,274,906
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 2.634%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	3,552,440	3,547,301
New Residential Mortgage Loan Trust:
Series 2016-1A, Class A1, 3.750%, 03/25/2056 (2)(4)	13,879,327	14,189,421
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (2)(4)	21,455,416	22,325,013
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (2)(4)	24,391,060	25,380,556
Series 2017-6A, Class A1, 4.000%, 08/25/2057 (2)(4)	27,669,330	28,719,956
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (2)(4)	14,894,464	15,442,894
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-WF1, Class 2A3, 5.100%, 03/25/2035	227,783	228,651
RALI Series Trust:
Series 2004-QS3, Class CB, 5.000%, 07/25/2019	6,705	6,511
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	62,304	61,956
Series 2005-QS5, Class A1, 2.804%, 04/25/2035 (1 Month LIBOR USD + 0.400%) (3)	2,313,744	1,837,634
Series 2005-QS9, Class A2, 2.904%, 06/25/2035 (1 Month LIBOR USD + 0.500%) (3)	941,138	809,725
Series 2005-QS11, Class A2, 2.904%, 07/25/2035 (1 Month LIBOR USD + 0.500%) (3)	4,265,315	3,598,243
Series 2005-QA7, Class A22, 4.609%, 07/25/2035 (4)	2,177,322	2,067,208
RAMP Series Trust,
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032 (4)	1,435,716	1,470,417
RASC Series Trust:
Series 2006-EMX2, Class A3, 2.704%, 02/25/2036 (1 Month LIBOR USD + 0.300%) (3)	3,563,716	3,565,512
Series 2007-KS1, Class A3, 2.554%, 11/25/2036 (1 Month LIBOR USD + 0.150%) (3)	1,898,107	1,884,548
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035 (7)	16,768	17,405
Series 2005-2, Class AF6, 4.781%, 08/25/2035 (7)	921,165	959,927
Series 2006-2, Class AF3, 5.797%, 08/25/2036 (7)	15,321,471	8,648,365
Series 2006-3, Class AF2, 5.580%, 11/25/2036 (7)	10,281,739	5,469,366
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (7)	278,685	124,530
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (7)	1,435,659	610,313
Soundview Home Loan Trust:
Series 2006-OPT4, Class 2A3, 2.554%, 06/25/2036 (1 Month LIBOR USD + 0.150%) (3)	1,995,930	1,993,703
Series 2006-EQ1, Class A3, 2.564%, 10/25/2036 (1 Month LIBOR USD + 0.160%) (3)	10,959,755	10,909,365
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 3.074%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,597,446	1,594,720
Structured Asset Securities Corp.:
Series 2003-31A, Class 2A7, 4.494%, 10/25/2033 (4)	1,362,707	1,392,828
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 (7)	30,225	30,989
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	5,601,912	5,645,459
Series 2016-3, Class A1, 2.250%, 08/25/2055 (2)(4)	88,100	87,588
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	10,414,254	10,517,013
Series 2016-4, Class A1, 2.250%, 07/25/2056 (2)(4)	12,548,871	12,477,714
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	3,775,533	3,790,504
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	31,918,253	32,163,411
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	27,958,449	28,716,665
Series 2019-1, Class A1, 3.750%, 03/25/2058 (2)(4)	8,806,361	9,196,287
Series 2018-4, Class A1, 3.000%, 06/25/2058 (2)(4)	40,479,012	41,090,395
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	4	4
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	18	18
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	88	88
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	870	869
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	11,268	11,232
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	2,764,512	2,953,819
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	3,340,461	3,618,127
Series 2005-3, Class 1CB3, 2.854%, 05/25/2035 (1 Month LIBOR USD + 0.450%) (3)	5,718,641	4,779,618
Series 2005-6, Class 2A4, 5.500%, 08/25/2035	6,371,478	6,173,539
Series 2007-HY3, Class 4A1, 4.270%, 08/25/2036 (4)	14,063,654	14,143,889
Series 2006-AR10, Class 1A1, 3.847%, 09/25/2036 (4)	994,872	955,967
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR16, Class 4A2, 4.930%, 10/25/2035 (4)	14,125	14,085
Series 2005-16, Class A18, 6.000%, 01/25/2036	1,091,981	1,113,658
Series 2006-AR10, Class 5A5, 4.992%, 07/25/2036 (4)	4,380,727	4,446,452
Series 2006-AR14, Class 2A3, 4.754%, 10/25/2036 (4)	2,230,485	2,228,416
Series 2006-15, Class A1, 6.000%, 11/25/2036	3,648,427	3,675,100
Series 2007-4, Class A15, 6.000%, 04/25/2037	3,811,671	3,867,375
Series 2007-7, Class A49, 6.000%, 06/25/2037	3,593,035	3,679,359
Series 2007-8, Class 2A8, 6.000%, 07/25/2037	3,397,063	3,425,162
Total Non-U.S. Government Agency Issues		984,715,667	4.6%
Total Residential Mortgage-Backed Securities		4,756,117,075	22.3%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2017-M4, Class A2, 2.586%, 12/25/2026 (4)	30,550,000	30,801,344
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K029, Class A2, 3.320%, 02/25/2023	64,407,000	67,103,019
Series K-725, Class A2, 3.002%, 01/25/2024	15,000,000	15,538,319
Series K037, Class A2, 3.490%, 01/25/2024	66,950,000	70,648,807
Series K048, Class A2, 3.284%, 06/25/2025 (4)	53,680,000	56,658,897
Series K050, Class A2, 3.334%, 08/25/2025 (4)	82,951,000	87,898,604
Series K-734, Class A2, 3.208%, 02/25/2026	45,125,000	47,456,541
Series K061, Class A2, 3.347%, 11/25/2026 (4)	57,140,000	60,842,346
Series K065, Class A2, 3.243%, 04/25/2027	16,658,000	17,627,119
Series K077, Class A2, 3.850%, 05/25/2028 (4)	18,449,000	20,384,964
Series K158, Class A3, 3.900%, 10/25/2033 (4)	18,777,000	20,968,995
Total U.S. Government Agency Issues		495,928,955	2.3%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050	29,127,000	31,049,536
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050	60,056,751	63,545,796
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054	11,858,000	12,594,505
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class A3, 3.753%, 03/12/2047	2,774,365	2,933,274
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	50,189,111	51,944,475
Series 2015-GC29, Class A4, 3.192%, 04/10/2048	25,030,000	26,076,421
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/17/2045	24,224,935	24,821,520
Series 2013-CR9, Class A3, 4.022%, 07/12/2045 (4)	31,335,009	33,268,482
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	35,388,000	36,133,693
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	13,725,000	14,032,956
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (4)	11,500,000	12,320,019
Series 2014-CR18, Class A4, 3.550%, 07/17/2047	5,700,000	5,958,728
Series 2014-CR19, Class A5, 3.796%, 08/12/2047	33,800,000	35,987,222
Series 2014-CR20, Class ASB, 3.305%, 11/13/2047	28,813,000	29,610,218
Series 2015-LC19, 3.183%, 02/10/2048	19,235,399	19,948,303
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A4, 4.551%, 08/10/2044	1,605,849	1,651,947
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	17,924,873	18,303,552
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	41,109,779	41,741,661
Series 2013-GC13, Class A4, 3.871%, 07/12/2046 (4)	14,700,000	15,465,951
Series 2014-GC20, Class AAB, 3.655%, 04/12/2047	22,795,565	23,528,572
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	31,025,000	31,752,958
Series 2013-LC11, Class A4, 2.694%, 04/17/2046	4,598,963	4,669,541
Series 2012-LC9, Class ASB, 2.437%, 12/17/2047	2,542,610	2,549,313
Series 2013-C10, Class ASB, 2.702%, 12/17/2047	14,481,982	14,603,989
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C15, Class A4, 4.096%, 11/17/2045	8,942,706	9,504,571
Series 2013-C17, Class A3, 3.928%, 01/17/2047	8,714,507	9,201,749
Series 2014-C24, Class ASB, 3.368%, 11/18/2047	12,425,000	12,770,933
Series 2014-C25, Class A5, 3.672%, 11/18/2047	45,697,000	48,199,185
Series 2015-C30, Class A5, 3.822%, 07/15/2048 (4)	40,110,000	42,867,266
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045	41,590,000	42,565,876
Series 2012-C6, Class A4, 2.858%, 11/15/2045 (4)	29,465,363	29,913,366
Series 2013-C10, Class A3, 4.103%, 07/17/2046 (4)	41,814,587	44,289,417
Series 2013-C12, Class A3, 3.973%, 10/17/2046	14,633,677	15,502,212
Series 2014-C16, Class A5, 3.892%, 06/17/2047	30,860,000	32,850,566
Series 2015-C25, Class ASB, 3.383%, 10/19/2048	29,047,000	30,006,690
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class ASB, 2.991%, 02/15/2048	15,049,000	15,354,638
Series 2016-C35, Class ASB, 2.788%, 07/17/2048	11,425,000	11,613,580
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045	13,100,000	13,418,747
Series 2012-C6, Class A4, 3.440%, 04/15/2045	19,291,000	19,711,577
Series 2013-C18, Class A4, 3.896%, 12/17/2046	22,050,000	23,450,845
Series 2014-C21, Class ASB, 3.393%, 08/16/2047	12,920,000	13,190,772
Series 2014-C24, Class A5, 3.607%, 11/18/2047	41,221,000	43,461,295
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	10,500,000	10,863,752
Total Non-U.S. Government Agency Issues		1,023,229,669	4.8%
Total Commercial Mortgage-Backed Securities		1,519,158,624	7.1%

Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	8,299,494
Conseco Financial Corp.:
Series 1998-3, Class A5, 6.220%, 03/01/2030	103,521	107,711
Series 1998-4, Class A5, 6.180%, 04/01/2030	51,616	53,379
Ford Credit Auto Owner Trust:
Series 2016-1, Class A, 2.310%, 08/15/2027 (2)	37,625,000	37,752,639
Series 2016-2, Class A, 2.030%, 12/15/2027 (2)	74,240,000	74,023,591
Series 2019-1, Class A, 3.520%, 07/15/2030 (2)	29,300,000	30,640,929
Series 2018-1, Class A, 3.190%, 07/15/2031 (2)	28,641,000	29,520,548
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	9,124	9,292
PFS Financing Corp.:
Series 2016-BA, Class A, 1.870%, 10/15/2021 (2)	40,200,000	40,114,169
Series 2018-D, Class A, 3.190%, 04/17/2023 (2)	32,525,000	33,036,208
Santander Retail Auto Lease Trust,
Series 2018-A, Class A3, 2.930%, 05/20/2021 (2)	26,825,000	26,984,051
SoFi Consumer Loan Program LLC:
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	6,674,534	6,679,583
Series 2017-5, Class A2, 2.780%, 09/25/2026 (2)	33,646,000	33,710,193
SoFi Consumer Loan Program Trust,
Series 2018-2, Class A1, 2.930%, 04/26/2027 (2)	2,928,985	2,932,296
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	5,000,000	5,108,041
Toyota Auto Loan Extended Note Trust,
Series 2019-1A, Class A, 2.560%, 11/25/2031 (2)	37,250,000	37,686,525
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A, 2.030%, 04/15/2025	20,102,000	20,035,764
Total Asset Backed Securities		386,694,413	1.8%
Total Long-Term Investments (Cost $20,052,787,981)		20,680,185,163	96.9%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.32% (5)	763,569,475	763,569,475
Total Short-Term Investment (Cost $763,569,475)		763,569,475	3.5%
Total Investments (Cost $20,816,357,456)		21,443,754,638	100.4%
Liabilities in Excess of Other Assets		(91,330,865)	(0.4)%
TOTAL NET ASSETS		$21,352,423,773	100.0%

Notes to Schedule of Investments
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund's liquidity risk management program.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2019, the value of these securities total $3,958,852,043 which represents 18.54% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2019.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2019.
(8)	Secuirty in default.
(9)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2019 (Unaudited)
Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$3,379,353,348	$–	$3,379,353,348
Other Government Related Securities	–	258,471,621	–	258,471,621
Corporate Bonds	–	10,260,911,557	–	10,260,911,557
Municipal Bonds	–	119,478,525	–	119,478,525
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	3,771,401,408	–	3,771,401,408
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	984,715,667	–	984,715,667
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	495,928,955	–	495,928,955
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,023,229,669	–	1,023,229,669
Asset Backed Securities	–	386,694,413	–	386,694,413
Total Long-Term Investments	–	20,680,185,163	–	20,680,185,163
Short-Term Investment
Money Market Mutual Fund	763,569,475	–	–	763,569,475
Total Short-Term Investment	763,569,475	–	–	763,569,475
Total Investments	$763,569,475	$20,680,185,163	$–	$21,443,754,638

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report. See the Fund's Valuation Policy in Note 2a to the financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2019 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Special Care Facilities Financing Authority,
1.850%, 11/15/2046 (Mandatory Tender Date 11/01/2022) (1)	$115,000	$115,565
Black Belt Energy Gas District:
4.000%, 07/01/2046 (Callable 03/01/2021)(Mandatory Tender Date 06/01/2021) (1)	970,000	1,013,020
4.000%, 08/01/2047 (Callable 04/01/2022)(Mandatory Tender Date 07/01/2022) (1)	695,000	741,280
City of Phenix City AL,
2.000%, 08/01/2023 (Callable 07/29/2019)	885,000	885,088
City of Troy AL,
3.000%, 07/01/2019 (Insured by BAM)	75,000	75,000
County of Jefferson AL,
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)	750,000	635,977
Greenville Public Improvement Cooperative District:
4.000%, 03/01/2022 (Insured by BAM)	25,000	26,455
4.000%, 03/01/2023 (Insured by BAM)	100,000	107,664
5.000%, 03/01/2024 (Insured by BAM)	115,000	130,919
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	100,000	106,060
Mobile County Board of School Commissioners,
5.000%, 03/01/2023	875,000	974,575
Montgomery Waterworks & Sanitation,
5.000%, 03/01/2025 (Callable 03/01/2022)	150,000	164,304
Total Alabama		4,975,907	1.0%

Alaska
Alaska Housing Finance Corp.,
4.000%, 12/01/2048 (Callable 06/01/2027)	1,430,000	1,549,477
Alaska Industrial Development & Export Authority,
3.500%, 12/01/2020 (Callable 12/01/2019)	750,000	754,162
Total Alaska		2,303,639	0.5%

Arizona
Arizona Health Facilities Authority:
4.625%, 07/01/2019	30,000	30,000
3.030%, 02/01/2048 (SIFMA Municipal Swap Index + 1.850%) (Callable 08/05/2022)(Mandatory Tender Date 02/01/2023) (2)	100,000	103,531
Arizona Industrial Development Authority:
4.000%, 07/01/2019 (Insured by SD CRED PROG)	30,000	30,000
4.000%, 07/01/2020 (Insured by SD CRED PROG)	160,000	163,624
3.375%, 07/01/2021	270,000	272,052
4.000%, 07/01/2021 (Insured by SD CRED PROG)	165,000	170,852
4.000%, 05/01/2022	300,000	314,352
3.000%, 07/01/2022	150,000	150,513
4.000%, 08/01/2023	705,000	716,400
5.000%, 05/01/2025	405,000	457,577
4.625%, 08/01/2028	375,000	396,495
Arizona State University,
5.000%, 07/01/2032 (Pre-refunded to 07/01/2022)	885,000	979,022
Chandler Industrial Development Authority,
2.400%, 12/01/2035 (Mandatory Tender Date 08/14/2023) (1)	120,000	123,419
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	50,000	51,716
City of Winslow AZ,
2.000%, 07/01/2019 (Insured by AGM)	25,000	25,000
Maricopa County Elementary School District No 1-Phoenix Elementary,
4.250%, 07/01/2019	100,000	100,000
Maricopa County Industrial Development Authority,
2.625%, 07/01/2021	65,000	64,307
The Industrial Development Authority of the County of Pima,
4.950%, 10/01/2020	760,000	789,473
Vistancia Community Facilities District,
5.000%, 07/15/2021 (Callable 07/15/2020)	165,000	170,932
Total Arizona		5,109,265	1.0%

Arkansas
Arkansas Technical University,
4.000%, 06/01/2026 (Callable 06/01/2023)	200,000	217,894
City of Bentonville AR,
2.625%, 11/01/2027 (Callable 11/01/2025)	95,000	101,489
City of Conway AR,
4.000%, 12/01/2023 (Callable 06/01/2022)	35,000	37,425
City of Fayetteville AR,
3.050%, 01/01/2047 (Callable 01/01/2027)	665,000	666,696
City of Hot Springs AR,
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by BAM)	255,000	279,332
City of Jacksonville AR,
4.000%, 12/01/2025 (Callable 06/01/2021)	110,000	115,422
City of Little Rock AR:
3.000%, 10/01/2021	100,000	103,170
2.375%, 04/01/2028 (Callable 10/01/2022)	915,000	948,215
2.000%, 03/01/2038 (Callable 03/01/2021)	25,000	25,070
City of Lonoke AR,
5.000%, 06/01/2023	160,000	180,786
City of Magnolia AR,
2.600%, 08/01/2036 (Callable 08/01/2024)(Insured by BAM)	465,000	462,675
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	300,000	305,007
City of Maumelle AR,
2.875%, 08/01/2038 (Callable 08/01/2025)	540,000	548,743
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	550,000	571,032
City of Rogers AR:
2.125%, 11/01/2029 (Pre-refunded to 11/01/2021)	35,000	35,555
3.250%, 11/01/2043 (Callable 11/01/2026)	1,925,000	2,004,464
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)	460,000	478,184
City of Springdale AR:
5.000%, 11/01/2025 (Callable 11/01/2022)	150,000	166,435
3.000%, 04/01/2043 (Callable 04/01/2024)(Insured by BAM)	955,000	975,151
County of Cross AR,
2.250%, 10/01/2030 (Callable 10/01/2024) (6)	1,525,000	1,518,351
Junction City School District No. 75,
2.000%, 02/01/2022 (Callable 08/01/2019)(Insured by ST)	205,000	205,102
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024 (Callable 09/01/2022)(Insured by BAM)	325,000	352,898
Pea Ridge School District No. 109,
4.000%, 02/01/2043 (Callable 08/01/2019)(Insured by ST)	690,000	691,490
Siloam Springs School District No 21,
3.000%, 06/01/2022 (Callable 07/29/2019)(Insured by ST)	500,000	500,485
Total Arkansas		11,491,071	2.3%

California
Allan Hancock Joint Community College District,
0.000%, 08/01/2036 (Pre-refunded to 08/01/2022)	225,000	100,174
Bay Area Toll Authority:
1.260%, 04/01/2034 (SIFMA Municipal Swap Index + 0.600%) (Callable 10/01/2019)(Mandatory Tender Date 04/01/2020) (2)	525,000	525,420
1.375%, 04/01/2053 (Callable 10/01/2019)(Mandatory Tender Date 04/01/2020) (1)	75,000	75,030
California Health Facilities Financing Authority:
5.000%, 04/01/2020	65,000	66,604
5.000%, 07/01/2043 (Mandatory Tender Date 10/15/2019) (1)	250,000	252,663
1.000%, 08/15/2053 (Mandatory Tender Date 08/15/2019) (1)	2,000,000	1,998,240
California Municipal Finance Authority:
5.000%, 08/01/2021	400,000	419,892
5.000%, 08/01/2022	400,000	427,624
California State Public Works Board,
5.000%, 12/01/2019 (Insured by AMBAC)	120,000	121,901
California State University,
4.000%, 11/01/2049 (Callable 05/01/2021)(Mandatory Tender Date 11/01/2021) (1)	75,000	78,630
California Statewide Communities Development Authority:
6.000%, 01/01/2021 (ETM)	255,000	263,351
3.500%, 11/01/2021 (Callable 11/01/2019)(Insured by CA MTG)	200,000	201,536
3.000%, 07/01/2026 (Callable 01/01/2021)(Insured by CA MTG)	625,000	636,550
6.200%, 04/01/2028 (Insured by NATL) (1)(5)	400,000	400,000
Centinela Valley Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2022)(Insured by AGM)	330,000	131,584
Central School District,
0.000%, 08/01/2051 (Callable 08/01/2022)	400,000	65,308
Ceres Unified School District,
0.000%, 08/01/2034 (Pre-refunded to 08/01/2020)	300,000	110,244
City of Redding CA,
3.674%, 07/01/2022 (ETM)(Insured by NATL) (1)(5)	195,000	195,000
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	165,000	149,716
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	2,500,000	2,728,325
Escondido Union High School District,
0.000%, 11/01/2019 (Insured by NATL)	100,000	99,575
Fresno Unified School District:
0.000%, 08/01/2027 (Callable 08/01/2021)	125,000	82,744
0.000%, 08/01/2028 (Callable 08/01/2021)	225,000	138,850
0.000%, 08/01/2030 (Callable 08/01/2021)	65,000	34,647
0.000%, 08/01/2032 (Callable 08/01/2023)(Insured by BAM)	35,000	18,706
0.000%, 08/01/2033 (Callable 08/01/2021)	310,000	132,420
0.000%, 08/01/2033 (Callable 08/01/2023)(Insured by BAM)	585,000	291,698
0.000%, 08/01/2034 (Callable 08/01/2021)	75,000	29,812
0.000%, 08/01/2034 (Callable 08/01/2023)(Insured by BAM)	400,000	186,228
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	150,000	65,140
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)	45,000	18,234
0.000%, 08/01/2039 (Callable 08/01/2023)(Insured by BAM)	650,000	213,200
0.000%, 08/01/2040 (Callable 08/01/2023)(Insured by BAM)	805,000	246,032
0.000%, 08/01/2041 (Callable 08/01/2021)	805,000	196,935
0.000%, 08/01/2041 (Callable 08/01/2023)(Insured by BAM)	1,000,000	284,240
0.000%, 08/01/2044 (Callable 08/01/2023)	1,000,000	225,920
Glendale Unified School District:
0.000%, 09/01/2030 (Callable 09/01/2021)	350,000	190,592
0.000%, 09/01/2041 (Callable 09/01/2021)	500,000	122,165
Golden State Tobacco Securitization Corp.:
5.000%, 06/01/2022	135,000	147,328
5.000%, 06/01/2023	590,000	658,428
Healdsburg Unified School District,
0.000%, 08/01/2032 (Callable 08/01/2022)	90,000	51,780
Lemoore Union High School District,
0.000%, 01/01/2022 (Insured by AMBAC)	30,000	28,566
Mendocino-Lake Community College District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2021)(Insured by AGM)	65,000	23,035
Merced Union High School District,
0.000%, 08/01/2046 (Pre-refunded to 08/01/2021)	100,000	16,333
Morongo Unified School District,
0.000%, 08/01/2039 (Pre-refunded to 08/01/2022)	170,000	58,517
Northern California Gas Authority,
2.366%, 07/01/2019 (3 Month LIBOR USD + 0.630%) (2)	270,000	270,000
Piedmont Unified School District,
0.000%, 08/01/2029 (Callable 08/01/2023)	200,000	133,128
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2035 (Pre-refunded to 09/01/2021)(Insured by AGM)	200,000	68,180
Ripon Unified School District:
0.000%, 08/01/2025 (Callable 08/01/2023)(Insured by BAM)	60,000	51,532
0.000%, 08/01/2026 (Callable 08/01/2023)(Insured by BAM)	35,000	28,537
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	585,000	286,100
Roseville Finance Authority,
4.000%, 09/01/2019	50,000	50,240
Sacramento City Unified School District:
5.000%, 07/01/2025 (Callable 07/01/2022)	75,000	81,641
5.000%, 07/01/2025 (Callable 07/01/2024)	725,000	827,399
San Joaquin Hills Transportation Corridor Agency,
0.000%, 01/15/2025 (Insured by NATL)	85,000	73,990
San Mateo Union High School District,
0.000%, 09/01/2033 (Callable 09/01/2021)	100,000	43,461
San Ysidro School District,
0.000%, 08/01/2042 (Pre-refunded to 08/01/2021)(Insured by AGM)	300,000	61,329
State of California,
2.379%, 12/01/2028 (1 Month LIBOR USD + 0.700%) (Callable 06/01/2020)(Mandatory Tender Date 12/01/2020) (2)	100,000	100,308
Sutter Union High School District,
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	250,000	37,363
Twin Rivers Unified School District:
0.000%, 08/01/2035 (Pre-refunded to 02/01/2024)(Insured by BAM)	200,000	91,478
0.000%, 08/01/2036 (Pre-refunded to 02/01/2024)(Insured by BAM)	85,000	36,319
University of California,
1.400%, 05/15/2046 (Callable 11/15/2020)(Mandatory Tender Date 05/15/2021) (1)	330,000	329,327
Victor Valley Union High School District,
0.000%, 08/01/2044 (Pre-refunded to 08/01/2023)	1,000,000	287,720
Westminster School District:
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)	190,000	78,132
0.000%, 08/01/2038 (Callable 08/01/2023)(Insured by BAM)	260,000	93,098
0.000%, 08/01/2048 (Callable 08/01/2023)(Insured by BAM)	1,000,000	167,780
0.000%, 08/01/2053 (Callable 08/01/2023)(Insured by BAM)	255,000	29,006
Total California		15,734,985	3.2%

Colorado
Bromley Park Metropolitan District No. 2:
5.000%, 12/01/2024 (Insured by BAM)	200,000	232,362
5.000%, 12/01/2025 (Insured by BAM)	315,000	372,840
Colorado Educational & Cultural Facilities Authority:
4.000%, 10/01/2019	210,000	211,207
4.000%, 12/01/2019	275,000	277,948
5.000%, 12/01/2019	380,000	385,381
4.000%, 06/01/2020	100,000	102,343
4.000%, 10/01/2020	125,000	128,450
5.000%, 10/01/2020	435,000	451,413
5.000%, 12/01/2020	300,000	313,974
4.000%, 11/01/2021	50,000	52,663
4.000%, 12/01/2021	100,000	105,683
5.000%, 12/01/2021	80,000	86,117
4.000%, 03/01/2022	45,000	47,728
5.000%, 12/01/2022	200,000	220,888
4.000%, 04/01/2023	130,000	135,867
5.250%, 03/01/2025 (Insured by NATL)	540,000	631,476
4.000%, 12/15/2025	800,000	843,600
Colorado Health Facilities Authority:
5.000%, 05/15/2020	130,000	133,251
5.000%, 12/01/2023 (Callable 12/01/2022)	1,000,000	1,104,130
4.000%, 12/01/2026 (Callable 06/01/2022)	1,535,000	1,617,046
5.000%, 11/15/2036 (Mandatory Tender Date 11/15/2023) (1)	145,000	166,005
2.800%, 05/15/2042 (Callable 11/15/2022)(Mandatory Tender Date 05/15/2023) (1)	780,000	806,192
Colorado Housing & Finance Authority:
2.150%, 01/01/2038 (Mandatory Tender Date 01/01/2020) (1)	465,000	466,107
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	430,000	459,111
4.250%, 11/01/2049 (Callable 11/01/2028)	1,000,000	1,101,390
County of Moffat CO,
2.000%, 03/01/2036 (Mandatory Tender Date 10/03/2022) (1)	120,000	119,791
E-470 Public Highway Authority:
0.000%, 09/01/2020 (Insured by NATL)	135,000	132,548
0.000%, 09/01/2022 (Insured by NATL)	30,000	28,371
0.000%, 09/01/2028 (Callable 09/01/2020)(Insured by NATL)	200,000	124,672
2.637%, 09/01/2039 (1 Month LIBOR USD + 1.050%) (Callable 03/01/2021)(Mandatory Tender Date 09/01/2021) (2)	400,000	403,108
High Plains Metropolitan District,
4.000%, 12/01/2022 (Insured by NATL)	420,000	450,026
Lincoln Park Metropolitan District,
4.000%, 12/01/2023 (Insured by AGM)	150,000	165,494
Lyons Regional Library District,
3.000%, 12/01/2020	30,000	30,585
Regional Transportation District,
5.000%, 06/01/2025 (Pre-refunded to 06/01/2020)	100,000	103,349
SBC Metropolitan District,
4.000%, 12/01/2019 (Insured by AGM)	265,000	267,753
Southlands Metropolitan District No. 1:
3.000%, 12/01/2022	238,000	240,097
3.000%, 12/01/2022	100,000	100,871
Sterling Hills West Metropolitan District:
5.000%, 12/01/2019	100,000	101,257
5.000%, 12/01/2020	125,000	129,929
Tallyns Reach Metropolitan District No. 3,
5.000%, 12/01/2023 (Insured by BAM)	30,000	34,030
Vista Ridge Metropolitan District,
4.500%, 12/01/2024 (Insured by BAM)	200,000	225,254
Total Colorado		13,110,307	2.6%

Connecticut
City of Bridgeport CT:
5.000%, 02/01/2022 (Insured by BAM)	250,000	270,725
5.000%, 02/01/2024 (Insured by BAM)	475,000	540,797
City of Hartford CT:
5.000%, 04/01/2020 (ETM)(Insured by ST)	200,000	205,102
5.000%, 04/01/2022 (Insured by AGM)	1,000,000	1,093,990
City of New Haven CT,
5.000%, 08/15/2022 (ETM)(Insured by AGM)	520,000	578,287
Connecticut Housing Finance Authority:
4.000%, 11/15/2044 (Callable 11/15/2023)	150,000	156,448
4.000%, 11/15/2045 (Callable 11/15/2027)	225,000	243,148
4.000%, 05/15/2049 (Callable 11/15/2028)	1,600,000	1,769,936
2.600%, 11/15/2058 (Callable 11/15/2019)(Mandatory Tender Date 11/15/2021) (1)	750,000	753,368
Connecticut State Health & Educational Facilities Authority:
4.000%, 11/01/2021	100,000	105,586
5.000%, 11/01/2026 (Callable 11/01/2022)	445,000	491,471
5.000%, 07/01/2028 (Callable 07/01/2024)	630,000	719,668
5.000%, 07/01/2037 (Mandatory Tender Date 07/01/2020) (1)	35,000	36,283
1.000%, 07/01/2042 (Mandatory Tender Date 07/01/2019) (1)	250,000	250,000
2.584%, 07/01/2049 (1 Month LIBOR USD + 0.950%) (Callable 01/01/2020)(Mandatory Tender Date 07/01/2020) (2)	200,000	200,376
Southeastern Connecticut Water Authority,
4.000%, 09/01/2022 (Callable 07/29/2019)(Insured by ST)	355,000	355,724
State of Connecticut:
4.000%, 11/01/2020	225,000	232,742
5.000%, 11/01/2020	150,000	157,131
5.000%, 10/01/2027 (Callable 10/01/2023)	1,000,000	1,132,620
Town of Hamden CT,
4.000%, 08/15/2021 (Insured by BAM)	415,000	434,277
Town of Plymouth CT,
4.000%, 07/15/2019	25,000	25,018
University of Connecticut,
5.000%, 11/15/2026 (Callable 11/15/2022)	760,000	843,395
Total Connecticut		10,596,092	2.1%

Delaware
Delaware Municipal Electric Corp.:
5.000%, 10/01/2024 (Insured by BAM)	230,000	266,354
5.000%, 10/01/2025 (Insured by BAM)	140,000	165,226
Total Delaware		431,580	0.1%

District of Columbia
District of Columbia:
5.000%, 12/01/2026 (Callable 12/01/2022)	310,000	346,853
4.000%, 12/01/2028 (Callable 12/01/2022)	300,000	323,754
District of Columbia Housing Finance Agency:
2.000%, 09/01/2021 (Mandatory Tender Date 09/01/2020) (1)	150,000	150,710
3.500%, 06/15/2023	155,000	160,155
2.550%, 09/01/2023 (Mandatory Tender Date 03/01/2022)(Insured by FHA) (1)	900,000	919,521
Total District of Columbia		1,900,993	0.4%
Florida
Capital Trust Agency, Inc.:
4.000%, 12/15/2024	320,000	339,289
4.000%, 11/01/2025 (Pre-refunded to 11/01/2022)	255,000	269,775
City of Boynton Beach FL,
4.500%, 11/01/2022 (Callable 11/01/2021)(Insured by AGM)	130,000	138,905
City of Jacksonville FL:
5.000%, 11/01/2022	100,000	110,751
1.190%, 08/01/2036 (Callable 07/01/2019)(Optional Put Date 07/05/2019) (1)	1,000,000	1,000,000
1.190%, 08/01/2036 (Callable 07/01/2019)(Optional Put Date 07/05/2019) (1)	1,000,000	1,000,000
City of Melbourne FL,
0.000%, 10/01/2023 (Insured by NATL)	100,000	91,995
City of Port St. Lucie FL:
5.000%, 09/01/2021	55,000	58,903
5.250%, 09/01/2022 (Insured by NATL)	100,000	111,306
City of Tallahassee FL,
5.000%, 12/01/2019	190,000	192,563
City of Tampa FL,
5.250%, 11/15/2024 (Pre-refunded to 05/15/2020)	395,000	408,438
County of Collier FL,
5.000%, 06/01/2020	120,000	123,896
County of Miami-Dade FL,
0.000%, 10/01/2023 (ETM)(Insured by NATL)	50,000	46,708
County of Okeechobee FL,
1.550%, 07/01/2039 (Mandatory Tender Date 07/01/2021) (1)	475,000	472,345
Escambia County Health Facilities Authority,
1.180%, 11/15/2029 (Callable 07/01/2019)(Optional Put Date 06/28/2019)(Insured by AGC) (1)	1,510,000	1,510,000
Florida Development Finance Corp.,
2.625%, 12/15/2024	310,000	310,155
Florida Gulf Coast University Financing Corp.,
4.100%, 02/01/2025 (Callable 02/01/2020)	100,000	101,337
Florida Higher Educational Facilities Financial Authority,
5.000%, 11/01/2019	195,000	197,270
Florida Housing Finance Corp.:
3.700%, 07/01/2021 (Callable 01/01/2021)(Insured by GNMA)	585,000	598,677
4.350%, 01/01/2046 (Callable 01/01/2024)	350,000	353,741
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	130,000	137,062
Florida Municipal Loan Council:
0.000%, 04/01/2022 (Insured by NATL)	210,000	196,655
0.000%, 04/01/2023 (Insured by NATL)	75,000	68,459
0.000%, 04/01/2024 (Insured by NATL)	55,000	48,933
Florida Municipal Power Agency,
5.000%, 10/01/2025 (Callable 10/01/2021)	585,000	628,331
Florida State Municipal Loan Council,
3.000%, 10/01/2020 (Insured by NATL)	555,000	565,517
Heritage Bay Community Development District:
2.125%, 05/01/2020	125,000	125,394
2.250%, 05/01/2021	125,000	126,007
Highlands County Health Facilities Authority:
1.190%, 11/15/2035 (Callable 07/01/2019)(Optional Put Date 07/05/2019) (1)	400,000	400,000
1.190%, 11/15/2037 (Callable 06/28/2019)(Optional Put Date 07/05/2019) (1)	1,000,000	1,000,000
Hollywood Community Redevelopment Agency:
5.000%, 03/01/2023	525,000	586,525
5.000%, 03/01/2024	800,000	917,288
Jacksonville Housing Finance Authority:
1.900%, 01/01/2021 (Mandatory Tender Date 01/01/2020) (1)	290,000	290,400
2.250%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	1,500,000	1,510,575
JEA Water & Sewer System Revenue:
5.000%, 10/01/2023	150,000	170,499
5.000%, 10/01/2023	210,000	238,699
5.000%, 10/01/2026 (Callable 04/01/2021)	245,000	260,410
Lee County School Board,
5.000%, 08/01/2023	190,000	216,551
Lee Memorial Health System,
1.400%, 04/01/2049 (Callable 07/01/2019)(Optional Put Date 07/05/2019) (1)	1,000,000	1,000,000
Martin County Health Facilities Authority,
3.750%, 11/15/2020 (ETM)	125,000	128,951
Miami Health Facilities Authority,
5.000%, 07/01/2020	300,000	308,211
Miami-Dade County Educational Facilities Authority:
5.000%, 04/01/2022	150,000	164,184
5.000%, 04/01/2023	150,000	168,766
Miami-Dade County Industrial Development Authority:
5.000%, 01/15/2022	385,000	405,979
1.750%, 09/01/2027 (Mandatory Tender Date 11/01/2019) (1)	695,000	695,396
Orange County Health Facilities Authority:
3.500%, 08/01/2021	560,000	577,646
6.250%, 10/01/2021 (ETM)(Insured by NATL)	110,000	116,583
Orange County Housing Finance Authority:
1.900%, 04/01/2022 (Mandatory Tender Date 04/01/2021) (1)	855,000	859,036
4.375%, 03/01/2031 (Callable 03/01/2021)(Insured by GNMA)	420,000	427,341
4.000%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	490,000	510,389
4.250%, 09/01/2049 (Callable 09/01/2027)(Insured by GNMA)	135,000	147,238
Palm Beach County Health Facilities Authority,
5.000%, 11/15/2022	220,000	244,218
Pinellas County Housing Finance Authority:
4.375%, 09/01/2027 (Callable 09/01/2021)(Insured by GNMA)	165,000	168,701
3.500%, 03/01/2046 (Callable 09/01/2025)(Insured by GNMA)	530,000	551,173
School Board of Miami-Dade County:
5.000%, 05/01/2031 (Mandatory Tender Date 05/01/2024) (1)	705,000	809,629
5.500%, 05/01/2031 (Callable 05/01/2021)(Insured by AGM)	300,000	319,932
St Johns River Power Park,
5.000%, 10/01/2024 (Callable 10/01/2019)	105,000	105,835
St. Lucie County School Board,
5.000%, 07/01/2027 (Callable 07/01/2023)	1,150,000	1,286,908
University of North Florida Financing Corp.,
5.000%, 11/01/2023 (Insured by AGM)	300,000	341,073
Total Florida		24,260,548	4.9%

Georgia
Bartow County Development Authority,
2.750%, 12/01/2032 (Mandatory Tender Date 03/15/2023) (1)	2,000,000	2,051,180
Burke County Development Authority:
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)	170,000	171,812
1.850%, 12/01/2049 (Mandatory Tender Date 08/22/2019) (1)	70,000	70,015
1.850%, 12/01/2049 (Mandatory Tender Date 08/22/2019) (1)	200,000	200,042
City of Atlanta GA:
5.000%, 01/01/2023 (Callable 01/01/2020)	450,000	457,862
5.000%, 01/01/2024 (Callable 01/01/2020)	515,000	523,997
City of Thomson GA:
3.000%, 07/01/2022	535,000	552,585
3.000%, 07/01/2023 (Callable 07/01/2022)	550,000	567,265
Colquitt County Development Authority,
0.000%, 12/01/2021 (ETM)	35,000	33,663
Cornelia Urban Redevelopment Agency,
4.000%, 10/01/2023 (Insured by AGM)	80,000	86,706
County of Columbia GA,
6.000%, 06/01/2020 (Insured by NATL)	110,000	114,506
DeKalb Private Hospital Authority,
5.000%, 11/15/2024 (Callable 11/15/2019)	125,000	126,687
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	800,000	993,064
Gainesville & Hall County Hospital Authority:
2.130%, 08/15/2035 (SIFMA Municipal Swap Index + 0.950%) (Callable 08/22/2019)(Mandatory Tender Date 02/18/2020) (2)	1,325,000	1,325,344
1.390%, 02/15/2047 (Callable 07/01/2019)(Optional Put Date 07/05/2019) (1)	750,000	750,000
Macon-Bibb County Hospital Authority,
5.000%, 08/01/2022 (Pre-refunded to 08/01/2019)	50,000	50,146
Main Street Natural Gas, Inc.:
5.000%, 03/15/2022	180,000	194,956
2.440%, 08/01/2048 (1 Month LIBOR USD + 0.830%) (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	2,000,000	1,982,600
4.000%, 08/01/2048 (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (1)	620,000	677,369
4.000%, 08/01/2049 (Callable 09/01/2024)(Mandatory Tender Date 12/02/2024) (1)	2,450,000	2,717,809
Monroe County Development Authority:
3.850%, 04/01/2043 (1)	100,000	100,020
2.050%, 07/01/2049 (Mandatory Tender Date 11/19/2021) (1)	260,000	260,660
Morgan County Hospital Authority,
2.750%, 09/01/2019 (Callable 07/29/2019)	250,000	250,240
Private Colleges & Universities Authority:
3.750%, 10/01/2021	55,000	57,254
5.000%, 10/01/2021	75,000	80,297
Richmond County Development Authority,
0.000%, 12/01/2021 (ETM)	45,000	43,333
Washington Wilkes Payroll Development Authority,
0.000%, 12/01/2021 (ETM)	400,000	385,180
Total Georgia		14,824,592	3.0%

Idaho
University of Idaho,
5.250%, 04/01/2041 (Mandatory Tender Date 04/01/2021) (1)	2,435,000	2,579,444	0.5%
Total Idaho

Illinois
Adams & Hancock Counties Community Unit School District No. 4,
4.000%, 12/01/2026 (Callable 12/01/2025)(Insured by BAM)	275,000	304,994
Bureau County Township High School District No. 502,
3.000%, 12/01/2021 (Insured by BAM)	30,000	30,832
Carroll & Whiteside Counties Cmnty Unit Sch Dist No. 399,
4.000%, 12/01/2024 (Insured by AGM)	410,000	448,888
Chicago Board of Education:
5.000%, 12/01/2022 (Insured by AGM)	295,000	321,715
5.000%, 12/01/2023 (Insured by AGM)	500,000	557,270
Chicago O'Hare International Airport,
5.000%, 01/01/2020	70,000	71,237
Chicago Park District:
5.000%, 01/01/2020	325,000	330,044
5.000%, 01/01/2024	1,305,000	1,460,269
City of Berwyn IL,
4.000%, 12/01/2019	125,000	126,039
City of Burbank IL,
4.000%, 12/01/2021 (Insured by BAM)	1,500,000	1,556,640
City of Chicago IL:
5.000%, 11/01/2019	200,000	202,166
5.000%, 01/01/2020	300,000	303,594
5.000%, 01/01/2020	50,000	50,808
5.000%, 11/01/2020	850,000	886,389
5.000%, 01/01/2023 (Callable 01/01/2020)	25,000	25,438
5.250%, 01/01/2038 (Pre-refunded to 01/01/2022)	380,000	416,073
City of Decatur IL,
4.000%, 03/01/2022	65,000	68,349
City of Oregon IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	105,000	111,805
City of Rock Island IL,
4.000%, 12/01/2019	100,000	100,955
City of Rockford IL,
5.000%, 12/15/2023 (Insured by BAM)	110,000	123,594
City of Springfield IL:
4.000%, 12/01/2019	95,000	95,947
5.000%, 12/01/2023	155,000	174,281
5.000%, 03/01/2024	35,000	40,216
City of Waukegan IL:
5.000%, 12/30/2020 (Insured by AGM)	75,000	78,842
3.000%, 12/30/2022	365,000	377,607
Cook County Community College District No. 510,
0.000%, 12/01/2019 (Insured by AGM)	500,000	496,465
Cook County Community High School District No. 219,
0.000%, 12/01/2020 (Insured by NATL)	65,000	62,798
Cook County Forest Preserve District,
5.000%, 11/15/2021	750,000	799,462
Cook county Illinois School District No. 163,
6.000%, 12/15/2024 (Insured by BAM)	795,000	950,899
Cook County School District No. 111,
0.000%, 12/01/2020 (ETM)(Insured by AGM)	70,000	68,603
Cook County School District No. 130,
5.000%, 12/01/2025 (Insured by AGM)	1,320,000	1,542,433
Cook County School District No. 154,
3.500%, 12/01/2024 (Insured by BAM)	214,000	226,239
Cook County Township High School District No. 201:
0.000%, 12/01/2019 (Insured by AMBAC)	100,000	99,203
0.000%, 12/01/2020 (Insured by AMBAC)	265,000	257,495
0.000%, 12/01/2025 (Insured by AGM)	165,000	141,131
County of Cook IL,
5.000%, 11/15/2021 (Callable 11/15/2019)	340,000	344,206
County of Jefferson IL,
2.000%, 01/15/2020 (Insured by AGM)	100,000	100,335
County of Washington IL,
4.000%, 12/15/2024 (Insured by AGM)	250,000	277,108
Crawford County Community Unit School District No. 2,
3.000%, 12/01/2019 (Insured by MAC)	135,000	135,691
Danville Public Building Commission,
4.000%, 12/01/2019	115,000	116,195
DeKalb & Kane Counties Community Unit School District No. 427,
4.000%, 02/01/2029 (Callable 02/01/2022)(Insured by BAM)	475,000	495,596
DeKalb County Community Unit School District No. 424,
0.000%, 01/01/2022 (Insured by AMBAC)	250,000	237,990
DuPage County School District No. 34,
0.000%, 01/01/2020 (Insured by NATL)	460,000	455,897
Fulton, Mason, Knox, Schuyler, Etc. Counties Community College District No. 534:
3.250%, 12/01/2020 (Insured by BAM)	210,000	213,610
4.000%, 12/01/2027 (Callable 12/01/2022)(Insured by BAM)	90,000	94,618
Governors State University,
5.000%, 07/01/2021 (Insured by BAM)	295,000	311,316
Hampshire Special Service Area No. 13:
3.000%, 03/01/2022 (Insured by BAM)	100,000	102,049
3.000%, 03/01/2023 (Insured by BAM)	210,000	215,376
3.000%, 03/01/2026 (Insured by BAM)	90,000	91,905
Illinois Development Finance Authority,
0.000%, 01/01/2020 (Insured by AGM)	75,000	74,335
Illinois Educational Facilities Authority,
1.800%, 07/01/2036 (Mandatory Tender Date 02/13/2020) (1)	200,000	200,304
Illinois Finance Authority:
5.000%, 10/01/2019	75,000	75,427
4.000%, 11/01/2019	145,000	146,090
5.000%, 02/15/2020	100,000	102,004
5.000%, 10/01/2020	105,000	107,714
5.000%, 01/01/2021	125,000	130,561
4.000%, 09/01/2021	75,000	78,164
5.000%, 11/01/2021	60,000	64,262
5.000%, 02/15/2022	225,000	245,133
6.250%, 05/01/2022 (Pre-refunded to 05/01/2020)	145,000	150,845
5.000%, 05/15/2022	190,000	203,747
1.900%, 10/01/2022 (Mandatory Tender Date 10/01/2021) (1)	1,250,000	1,258,550
5.000%, 05/15/2023	120,000	135,037
5.000%, 05/15/2024	350,000	403,564
5.000%, 11/01/2024	125,000	143,384
3.032%, 05/01/2036 (1 Month LIBOR USD + 1.350%) (Callable 11/01/2020)(Mandatory Tender Date 05/01/2021) (2)	135,000	135,339
1.750%, 07/01/2042 (Mandatory Tender Date 05/06/2020) (1)	1,910,000	1,909,656
1.930%, 01/01/2046 (SIFMA Municipal Swap Index + 0.750%) (Callable 07/01/2022)(Mandatory Tender Date 07/01/2023) (2)	70,000	69,973
Illinois Housing Development Authority:
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)	396,174	388,979
4.500%, 10/01/2048 (Callable 04/01/2028)	245,000	269,730
4.250%, 10/01/2049 (Callable 04/01/2028)	2,000,000	2,192,720
Jefferson County Township High School District No. 201,
6.500%, 12/30/2020 (Insured by BAM)	195,000	209,506
Joliet Park District:
5.000%, 03/01/2022 (Callable 03/01/2021)	130,000	134,755
4.000%, 02/01/2023 (Insured by BAM)	150,000	158,688
Kane County School District No 131 Aurora East Side,
3.500%, 06/01/2024 (Callable 06/01/2021)(Insured by AGM)	785,000	802,058
Kankakee County Community High School District No. 307,
4.000%, 12/01/2023 (Insured by BAM)	390,000	422,643
Kankakee, Iroquois, Ford, Etc. Counties Community Unit School District No. 2,
4.000%, 12/01/2023 (Insured by AGM)	445,000	480,685
Kendall & Kane Counties Community Unit School District No. 115,
0.000%, 01/01/2022 (Insured by NATL)	1,250,000	1,189,062
Knox & Warren Counties Community Unit School District No. 205,
6.000%, 01/01/2030 (Callable 01/01/2021)	500,000	529,750
Lake County Community Consolidated School District No 24 Millburn,
4.000%, 01/01/2020	940,000	950,566
Lake County Community High School District No. 117,
0.000%, 12/01/2019 (Insured by NATL)	235,000	233,176
Lake County Community High School District No. 127,
0.000%, 02/01/2020 (Insured by NATL)	150,000	148,627
Lake County Community Unit School District No. 116,
5.000%, 01/15/2025 (Callable 01/15/2023)	240,000	266,950
Lake County Elementary School District No. 6:
0.000%, 12/01/2019 (Insured by AMBAC)	80,000	79,110
0.000%, 12/01/2021 (Insured by AMBAC)	115,000	106,946
0.000%, 12/01/2022 (Insured by AMBAC)	100,000	89,910
0.000%, 12/01/2024 (Insured by AMBAC)	70,000	58,274
Lake County Forest Preserve District,
2.095%, 12/15/2020 (3 Month LIBOR USD + 0.480%) (2)	585,000	585,556
Lee County Community Unit School District No. 272:
4.000%, 01/01/2020 (Insured by AGM)	300,000	303,777
4.000%, 01/01/2021 (Insured by AGM)	370,000	383,923
Logan Sangamon Etc Counties Community Unit School District No. 23:
5.000%, 12/01/2021 (Insured by AGM)	440,000	470,514
5.000%, 12/01/2022 (Insured by AGM)	520,000	569,603
Macon & De Witt Counties Community Unit School District No. 1,
2.250%, 12/01/2022 (Callable 12/01/2019)	80,000	80,058
McDonough County Community Unit School District No. 185,
3.000%, 12/01/2019	205,000	206,355
McHenry County Community Unit School District No. 200,
5.250%, 01/15/2027 (Callable 01/15/2024)	100,000	115,190
Menard Cass & Sangamon Counties Community Unit School District No. 202,
4.000%, 12/01/2022 (Insured by AGM)	300,000	321,036
Metropolitan Pier & Exposition Authority:
5.650%, 06/15/2022 (Insured by NATL)	120,000	131,495
5.500%, 12/15/2023 (Insured by NATL)	200,000	213,846
0.000%, 06/15/2024 (Insured by NATL)	35,000	31,019
5.700%, 06/15/2025 (Pre-refunded to 06/15/2022)(Insured by NATL)	30,000	34,034
5.700%, 06/15/2025 (Callable 06/15/2022)(Insured by NATL)	35,000	38,670
5.000%, 12/15/2026 (Callable 06/15/2022)(Insured by ST)	265,000	282,991
Monroe & St Clair Counties Community Unit School District No. 5,
5.000%, 04/15/2020 (Insured by BAM)	270,000	277,547
Newport Township Fire Protection District:
4.000%, 01/01/2022 (Insured by BAM)	125,000	130,775
4.000%, 01/01/2023 (Insured by BAM)	135,000	143,594
Ogle & Winnebago Counties Community Unit School District,
5.000%, 12/01/2021 (Insured by BAM)	150,000	161,618
Peoria Public Building Commission:
0.000%, 12/01/2020 (Callable 12/01/2019)(Insured by AGC)	300,000	281,415
5.000%, 12/01/2020 (Insured by BAM)	185,000	194,102
0.000%, 12/01/2026 (Callable 12/01/2019)(Insured by AGC)	250,000	154,733
Pike & Adams Counties Community Unit School District No. 4,
4.000%, 12/01/2024 (Insured by BAM)	345,000	374,228
Plano Special Service Areas No. 3 & 4,
4.000%, 03/01/2030 (Callable 03/01/2025)	315,000	341,299
Prospect Heights Park District,
4.000%, 12/01/2020 (Insured by BAM)	120,000	124,146
Public Building Commission of Chicago,
5.000%, 03/01/2020 (Callable 07/29/2019)(Insured by AMBAC)	100,000	101,775
Railsplitter Tobacco Settlement Authority,
5.250%, 06/01/2020	75,000	77,445
Regional Transportation Authority:
6.250%, 07/01/2021 (Insured by AGM)	600,000	655,926
5.750%, 06/01/2023 (Insured by AGM)	175,000	197,174
Sales Tax Securitization Corp.,
5.000%, 01/01/2024	200,000	224,400
Sangamon County Water Reclamation District,
5.000%, 01/01/2021	205,000	214,274
Shelby Christian Macon Counties Community School District No. 21:
4.000%, 12/01/2025 (Callable 12/01/2023)(Insured by AGM)	400,000	434,848
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	435,000	471,209
Southwestern Illinois Development Authority,
7.125%, 11/01/2030 (Pre-refunded to 11/01/2023)	165,000	204,161
St. Charles Public Library District,
4.000%, 11/01/2028 (Callable 11/01/2024)	455,000	493,106
St. Clair County Community Consolidated School District:
0.000%, 12/01/2021	510,000	484,454
0.000%, 12/01/2022	190,000	176,147
St. Clair County School District No. 119:
5.000%, 04/01/2022 (Insured by AGM)	350,000	381,710
5.000%, 04/01/2023 (Insured by AGM)	300,000	336,600
St. Clair County Township High School District No. 203,
4.000%, 12/01/2022	400,000	425,996
State of Illinois:
0.000%, 08/01/2019	100,000	99,809
5.000%, 04/01/2020	40,000	40,975
4.000%, 06/15/2020	100,000	101,973
5.000%, 06/15/2020	35,000	36,019
5.000%, 06/15/2020	450,000	463,104
5.000%, 08/01/2020	3,000,000	3,105,510
4.000%, 06/15/2021	35,000	36,238
5.000%, 01/01/2022 (Callable 01/01/2020)	105,000	106,524
6.500%, 06/15/2022	260,000	271,034
5.000%, 06/15/2023	670,000	734,092
5.500%, 07/01/2024 (Callable 07/01/2023)	835,000	931,267
5.000%, 08/01/2024 (Callable 08/01/2022)	100,000	107,556
5.000%, 10/01/2024	525,000	591,990
3.750%, 06/15/2025 (Callable 06/15/2021)	190,000	194,129
5.000%, 06/15/2025 (Callable 06/15/2023)	1,500,000	1,637,790
4.000%, 06/15/2026 (Callable 06/15/2021)	315,000	323,111
5.000%, 05/01/2028 (Callable 05/01/2024)	520,000	571,704
United City of Yorkville IL,
4.050%, 12/01/2027 (Callable 12/01/2023)	120,000	129,161
University of Illinois:
4.000%, 10/01/2019	100,000	100,615
5.000%, 08/15/2020	260,000	270,091
5.000%, 10/01/2021	300,000	322,221
5.000%, 03/15/2022	50,000	54,431
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2022	530,000	578,177
5.000%, 12/01/2023	400,000	445,104
Village of Crestwood IL:
4.000%, 12/15/2021 (Insured by BAM)	250,000	263,440
4.500%, 12/15/2025 (Callable 12/15/2022)(Insured by BAM)	60,000	65,541
Village of Lansing IL:
5.000%, 03/01/2022 (Insured by AGM)	340,000	364,919
5.000%, 03/01/2024 (Insured by BAM)	230,000	258,009
Village of Lyons IL,
5.000%, 12/01/2025 (Callable 12/01/2022)(Insured by BAM)	25,000	27,419
Village of Matteson IL,
8.000%, 12/01/2029 (Pre-refunded to 06/01/2022)	335,000	376,383
Village of Montgomery IL,
2.100%, 03/01/2020 (Insured by BAM)	195,000	195,936
Village of Oak Park IL:
5.000%, 11/01/2020	235,000	245,885
4.000%, 11/01/2021	245,000	258,282
Village of Orland Hills IL:
4.000%, 12/01/2022 (Insured by BAM)	145,000	154,522
4.000%, 12/01/2023 (Insured by BAM)	130,000	140,196
Village of Richton Park IL:
3.000%, 12/01/2019 (Insured by BAM)	65,000	65,260
4.000%, 12/01/2022 (Insured by BAM)	80,000	84,629
Village of River Grove IL:
3.000%, 12/15/2020 (Insured by BAM)	75,000	76,273
3.000%, 12/15/2021 (Insured by BAM)	120,000	123,292
Village of Stone Park IL:
4.000%, 02/01/2022 (Insured by BAM)	125,000	131,539
4.000%, 02/01/2023 (Insured by BAM)	130,000	139,056
4.000%, 02/01/2024 (Insured by BAM)	135,000	146,495
4.000%, 02/01/2025 (Insured by BAM)	140,000	153,290
4.000%, 02/01/2026 (Insured by BAM)	220,000	243,032
Village of Sugar Grove IL,
3.000%, 12/15/2025 (Callable 12/15/2021)	225,000	229,421
Village of Tremont IL:
3.000%, 07/01/2019 (Insured by BAM)	50,000	50,000
3.000%, 01/01/2020 (Insured by BAM)	70,000	70,456
3.000%, 07/01/2020 (Insured by BAM)	95,000	96,338
Wayne Hamilton & Jefferson Counties Community Unit School District No. 100,
4.500%, 12/01/2021 (Insured by BAM)	195,000	206,712
Western Illinois University,
5.000%, 04/01/2020 (Insured by BAM)	250,000	255,470
White County Community Unit School District No. 5,
4.300%, 12/01/2021 (Insured by AGM)	100,000	106,587
Will County Community Consolidated School District No. 70-C:
4.000%, 12/01/2019 (Insured by AGM)	155,000	156,635
4.000%, 12/01/2020 (Insured by AGM)	130,000	134,621
4.000%, 12/01/2022 (Insured by AGM)	270,000	291,163
Will County Community High School District No. 210:
5.000%, 01/01/2021 (Callable 07/29/2019)	125,000	125,165
0.000%, 01/01/2022 (ETM)(Insured by AGM)	175,000	168,005
0.000%, 01/01/2023 (ETM)(Insured by AGM)	360,000	338,368
0.000%, 01/01/2023 (Insured by AGM)	160,000	146,571
0.000%, 01/01/2024 (ETM)(Insured by AGM)	500,000	461,700
0.000%, 01/01/2024 (Insured by AGM)	275,000	244,830
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2021 (Insured by NATL)	215,000	205,306
Will County Elementary School District No. 122,
0.000%, 11/01/2021 (ETM)(Insured by AGM)	50,000	48,211
Will County IL School District No. 365,
0.000%, 11/01/2021 (Insured by AGM)	200,000	192,310
Will County School District No. 114:
0.000%, 12/01/2019 (ETM)(Insured by NATL)	25,000	24,858
0.000%, 12/01/2019 (Insured by NATL)	25,000	24,776
Will County School District No. 88,
5.250%, 01/01/2022 (Insured by AGM)	860,000	920,639
Will County Township High School District No. 204,
5.000%, 01/01/2023	195,000	216,532
Winnebago & Boone Counties School District No. 205:
0.000%, 02/01/2022	95,000	89,825
4.000%, 02/01/2028 (Callable 02/01/2023)	965,000	1,027,137
Total Illinois		61,875,244	12.4%

Indiana
Anderson Redevelopment District,
5.000%, 02/01/2020	535,000	545,026
Center Grove Community School Corp.:
2.000%, 07/01/2019 (Insured by ST)	160,000	160,000
2.000%, 01/01/2020 (Insured by ST)	655,000	655,773
City of Goshen IN,
4.100%, 01/01/2021 (Callable 07/29/2019)(Insured by AGM)	470,000	471,076
City of Lawrence IN:
3.000%, 01/01/2020 (Insured by BAM)	175,000	176,157
4.000%, 01/01/2021 (Insured by BAM)	200,000	206,922
4.000%, 01/01/2022 (Insured by BAM)	400,000	423,192
City of Mishawaka IN,
5.000%, 03/01/2025 (Insured by AGM)	100,000	117,994
City of Valparaiso IN,
4.000%, 08/01/2026 (Callable 08/01/2023)	375,000	408,097
City of Whiting IN,
1.850%, 06/01/2044 (Mandatory Tender Date 10/01/2019) (1)	640,000	640,493
County of Lake IN,
4.000%, 07/15/2021 (Insured by AGM)	100,000	105,064
Evansville Vanderburgh Public Library,
4.000%, 07/01/2021 (Insured by ST)	135,000	139,452
Hammond Multi-School Building Corp.,
5.000%, 01/15/2025 (Insured by ST)	525,000	607,997
Hammond Sanitary District,
5.000%, 01/15/2021 (Insured by BAM)	445,000	469,328
Indiana Bond Bank:
5.250%, 10/15/2019	80,000	80,793
2.513%, 10/15/2022 (3 Month LIBOR USD + 0.970%) (2)	1,075,000	1,075,129
Indiana Finance Authority:
5.000%, 10/01/2022	175,000	192,902
5.250%, 10/01/2022 (Callable 10/01/2021)	800,000	868,096
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021) (1)	400,000	403,204
Indiana Housing & Community Development Authority:
4.000%, 12/01/2027 (Callable 06/01/2021)(Insured by GNMA)	405,000	413,975
1.300%, 07/01/2047 (Optional Put Date 06/28/2019)(Insured by GNMA) (1)	1,000,000	1,000,000
Indianapolis Local Public Improvement Bond Bank,
5.000%, 06/01/2020	125,000	128,990
Kankakee Valley Middle School Building Corp.,
5.000%, 07/15/2022 (Insured by ST)	215,000	237,463
Lake Station School Building Corp.,
3.000%, 07/15/2022 (Callable 01/15/2022)(Insured by ST)	155,000	158,328
Michigan City School Building Corp.,
5.000%, 07/15/2023 (Insured by ST)	350,000	393,316
Munster School Building Corp.,
4.000%, 07/15/2023 (Insured by ST)	160,000	174,632
Noblesville Multi School Building Corp.,
5.000%, 07/15/2021 (Insured by ST)	2,160,000	2,287,699
Salem Middle School Building Corp.,
4.000%, 01/15/2024 (Insured by ST)	195,000	213,500
Town of Rossville IN,
3.500%, 07/01/2023	115,000	120,712
Vincennes University,
4.000%, 10/01/2019 (Callable 07/29/2019)(Insured by AMBAC)	135,000	135,212
Vinton-Tecumseh School Building Corp.:
4.000%, 01/15/2020 (Insured by ST)	275,000	278,729
4.000%, 07/15/2020 (Insured by ST)	255,000	261,661
4.000%, 01/15/2021 (Insured by ST)	265,000	275,144
4.000%, 07/15/2021 (Insured by ST)	220,000	231,187
4.000%, 07/15/2022 (Insured by ST)	385,000	413,479
5.000%, 01/15/2023 (Insured by ST)	145,000	162,288
Washington Indiana Elementary School Building Corp.,
3.000%, 01/15/2024 (Insured by ST)	550,000	569,707
West Washington School Corp.:
2.000%, 01/15/2022 (Insured by ST) (6)	125,000	125,845
2.000%, 07/15/2022 (Insured by ST) (6)	195,000	196,425
Westfield High School Building Corp.,
5.000%, 01/15/2024 (Insured by ST)	200,000	227,552
Total Indiana		15,752,539	3.2%

Iowa
Bondurant-Farrar Community School District,
3.000%, 06/01/2023 (Insured by MAC)	110,000	115,499
City of Cedar Rapids IA,
2.643%, 08/15/2029 (Insured by AMBAC) (1)(5)	770,000	770,000
Iowa Finance Authority:
3.500%, 07/01/2046 (Callable 01/01/2026)(Insured by GNMA)	205,000	214,016
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	975,000	1,048,807
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	1,000,000	1,107,270
Iowa Western Community College,
3.000%, 06/01/2021	500,000	514,475
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)	500,000	589,495
Total Iowa		4,359,562	0.9%

Kansas
City of Washington KS,
2.000%, 12/01/2022 (Callable 12/01/2020)	1,860,000	1,871,141
City of Wichita KS,
3.000%, 09/01/2023 (Callable 09/01/2022)	525,000	532,124
Kansas Municipal Energy Agency,
5.000%, 04/01/2022 (Insured by BAM)	515,000	563,992
Public Building Commission of Johnson County,
5.000%, 09/01/2023	1,310,000	1,501,129
State of Kansas Department of Transportation,
2.010%, 09/01/2019 (1 Month LIBOR USD + 0.400%) (2)	205,000	205,109
Total Kansas		4,673,495	0.9%

Kentucky
City of Owensboro KY,
0.000%, 01/01/2020 (Insured by AMBAC)	370,000	366,592
City of Somerset KY,
4.000%, 11/01/2026 (Callable 11/01/2021)	200,000	207,096
County of Carroll KY,
1.050%, 09/01/2042 (Mandatory Tender Date 09/01/2019) (1)	250,000	249,630
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2024 (Insured by NATL)	100,000	88,202
6.000%, 06/01/2030 (Pre-refunded to 06/01/2020)	190,000	197,817
6.375%, 06/01/2040 (Pre-refunded to 06/01/2020)	340,000	355,144
6.500%, 03/01/2045 (Pre-refunded to 06/01/2020)	950,000	993,291
Kentucky Housing Corp.,
2.000%, 09/01/2021 (Mandatory Tender Date 09/01/2020) (1)	150,000	150,865
Kentucky Public Energy Authority:
4.000%, 04/01/2048 (Callable 01/02/2024)(Mandatory Tender Date 04/01/2024) (1)	790,000	858,754
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	1,295,000	1,428,955
Kentucky Rural Water Finance Corp.,
2.250%, 03/01/2020 (Callable 09/01/2019)	250,000	250,285
Magoffin County Justice Center Corp.,
3.000%, 05/01/2023	345,000	358,790
Total Kentucky		5,505,421	1.1%

Louisiana
Calcasieu Parish Fire Protection District No. 1:
3.000%, 03/01/2020 (Insured by BAM)	110,000	111,165
3.500%, 03/01/2022 (Insured by BAM)	145,000	151,716
4.000%, 03/01/2024 (Insured by BAM)	155,000	169,930
Calcasieu Parish School Board,
5.000%, 02/01/2025 (Callable 02/01/2022)	115,000	124,898
Calcasieu Parish School District No. 30,
2.500%, 02/15/2022	225,000	230,040
City of Shreveport LA,
5.000%, 08/01/2023 (Insured by BAM)	165,000	186,727
Ernest N Morial New Orleans Exhibition Hall Authority,
5.000%, 07/15/2021	250,000	267,187
Jefferson Sales Tax District,
4.500%, 12/01/2022 (Callable 12/01/2019)(Insured by AGC)	140,000	141,889
Louisiana Local Government Environmental Facilities & Community Development Auth,
5.000%, 08/01/2024 (Callable 08/01/2023)	170,000	191,597
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.500%, 10/01/2025 (Pre-refunded to 10/01/2020)	1,050,000	1,104,222
5.625%, 10/01/2030 (Pre-refunded to 10/01/2020)	80,000	84,254
5.750%, 09/01/2035 (Pre-refunded to 09/01/2023)	75,000	88,150
6.000%, 10/01/2044 (Pre-refunded to 10/01/2020)	145,000	153,383
Louisiana Public Facilities Authority:
0.000%, 02/01/2020 (ETM)	200,000	198,192
5.000%, 10/01/2023	255,000	285,618
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	2,005,000	2,457,107
New Orleans Aviation Board,
5.000%, 10/01/2025 (Insured by AGM)	200,000	236,942
Regional Transit Authority,
0.000%, 12/01/2021 (Insured by NATL)	120,000	107,717
State of Louisiana:
5.000%, 05/01/2024 (Pre-refunded to 05/01/2022)	345,000	380,152
5.000%, 06/15/2034 (Callable 06/15/2024)	60,000	68,399
Total Louisiana		6,739,285	1.4%

Maine
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)	35,000	36,176
4.000%, 11/15/2045 (Callable 11/15/2025)	395,000	414,944
4.000%, 11/15/2049 (Callable 05/15/2028)	1,625,000	1,767,317
Total Maine		2,218,437	0.4%

Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	100,000	112,970
County of Washington MD:
5.000%, 01/01/2020	200,000	203,154
5.000%, 01/01/2022	415,000	446,113
Maryland Community Development Administration,
3.750%, 09/01/2019	30,000	30,109
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	2,510,000	2,905,450
Montgomery County Housing Opportunities Commission,
4.000%, 07/01/2048 (Callable 07/01/2026)	445,000	475,700
Total Maryland		4,173,496	0.8%

Massachusetts
City of Lynn MA,
3.000%, 12/13/2019	250,000	251,855
Commonwealth of Massachusetts:
2.188%, 11/01/2020 (3 Month LIBOR USD + 0.460%) (Callable 07/29/2019) (2)	75,000	75,091
1.050%, 08/01/2043 (Mandatory Tender Date 07/01/2020) (1)	515,000	513,069
Massachusetts Development Finance Agency,
5.000%, 07/01/2025	240,000	279,547
Massachusetts Housing Finance Agency:
2.400%, 12/01/2023 (Mandatory Tender Date 12/01/2021) (1)	1,745,000	1,771,245
4.000%, 12/01/2044 (Callable 06/01/2025)	155,000	162,916
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	990,000	1,065,368
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	675,000	722,149
4.000%, 06/01/2049 (Callable 12/01/2028)	1,000,000	1,091,200
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue,
5.000%, 01/01/2039 (Mandatory Tender Date 01/01/2023) (1)	2,730,000	3,053,150
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 07/29/2019)(Insured by AGC)	250,000	250,497
Total Massachusetts		9,236,087	1.9%

Michigan
Bad Axe Public Schools,
4.000%, 05/01/2027 (Callable 05/01/2024)(Insured by Q-SBLF)	630,000	696,181
Battle Creek Tax Increment Finance Authority,
4.300%, 12/01/2028 (Callable 07/29/2019)	500,000	501,255
Charter Township of Waterford MI,
3.000%, 11/01/2019 (Insured by AGM)	195,000	196,041
City of Allen Park Brownfield Redevelopment Authority:
4.000%, 05/01/2022 (Insured by BAM)	600,000	636,678
4.000%, 05/01/2023 (Insured by BAM)	620,000	669,246
4.000%, 05/01/2024 (Insured by BAM)	320,000	349,946
City of Allen Park MI:
2.000%, 05/01/2022 (Insured by BAM)	220,000	221,122
4.000%, 09/01/2022 (Insured by BAM)	250,000	266,978
4.000%, 05/01/2023 (Insured by BAM)	115,000	124,134
4.000%, 09/01/2023 (Insured by BAM)	300,000	325,704
City of Detroit MI:
5.000%, 07/01/2020	265,000	274,145
7.000%, 07/01/2027 (Pre-refunded to 07/01/2019)(Insured by AGM)	50,000	50,000
City of Kalamazoo MI,
5.000%, 10/01/2023	50,000	57,253
Davison Community Schools:
3.000%, 05/01/2020	615,000	623,395
3.000%, 05/01/2022	190,000	196,768
Detroit Wayne County Stadium Authority,
5.000%, 10/01/2026 (Callable 10/01/2022)(Insured by AGM)	25,000	27,314
East Grand Rapids Public School District,
4.000%, 05/01/2024 (Callable 05/01/2020)(Insured by Q-SBLF)	1,440,000	1,470,787
Essexville-Hampton Public Schools,
4.000%, 05/01/2022 (Insured by Q-SBLF)	325,000	347,379
Fruitport Community Schools:
4.000%, 05/01/2020 (Insured by Q-SBLF)	65,000	66,401
4.000%, 05/01/2021 (Insured by Q-SBLF)	100,000	104,718
4.000%, 05/01/2023 (Insured by Q-SBLF)	135,000	147,398
Ingham County Brownfield Redevelopment Authority,
4.125%, 08/01/2024 (Callable 07/29/2019)(Insured by AGM)	215,000	215,484
Jenison Public Schools,
3.500%, 05/01/2021 (Callable 05/01/2020)	250,000	254,170
Karegnondi Water Authority:
4.000%, 11/01/2019	200,000	201,684
5.000%, 11/01/2020	100,000	104,456
Macomb Township Building Authority,
3.750%, 04/01/2020	850,000	863,379
Manton Consolidated Schools,
3.000%, 05/01/2020 (Insured by Q-SBLF)	210,000	212,814
Michigan Finance Authority:
3.400%, 10/01/2020	100,000	101,272
5.000%, 11/01/2022	100,000	111,440
5.000%, 07/01/2025 (Callable 07/01/2024)(Insured by AGM)	1,475,000	1,723,065
4.000%, 05/01/2026	60,000	67,757
5.500%, 12/01/2026 (Callable 06/01/2025)	335,000	407,615
2.361%, 10/15/2038 (1 Month LIBOR USD + 0.750%) (Callable 04/15/2020)(Mandatory Tender Date 10/15/2020) (2)	350,000	351,183
2.127%, 12/01/2039 (1 Month LIBOR USD + 0.540%) (Callable 06/01/2020)(Mandatory Tender Date 12/01/2020) (2)	100,000	100,161
5.000%, 12/01/2044 (Mandatory Tender Date 02/01/2025) (1)	1,000,000	1,170,110
1.100%, 11/15/2046 (Mandatory Tender Date 08/15/2019) (1)	400,000	399,824
Michigan State Hospital Finance Authority:
1.625%, 11/01/2027 (Mandatory Tender Date 11/01/2019) (1)	180,000	180,096
1.900%, 11/15/2047 (Mandatory Tender Date 04/01/2021) (1)	290,000	291,940
Michigan State Housing Development Authority,
4.000%, 06/01/2046 (Callable 12/01/2024)	950,000	998,764
Pinckney Community Schools,
5.000%, 05/01/2021 (Insured by Q-SBLF)	100,000	106,426
Royal Oak Hospital Finance Authority,
5.000%, 09/01/2019	50,000	50,295
South Lake Schools:
4.000%, 11/01/2021 (Insured by Q-SBLF)	425,000	447,839
4.000%, 05/01/2022 (Insured by Q-SBLF)	290,000	308,227
Standish-Sterling Community Schools,
5.000%, 05/01/2020 (Insured by Q-SBLF)	100,000	102,994
Western Michigan University,
5.000%, 11/15/2025 (Callable 11/15/2021)	75,000	81,179
Ypsilanti School District,
4.000%, 05/01/2020 (Insured by Q-SBLF)	50,000	51,065
Total Michigan		16,256,082	3.3%

Minnesota
City of Brooklyn Center MN,
1.950%, 12/01/2021 (Callable 06/01/2020)(Mandatory Tender Date 12/01/2020) (1)	225,000	225,668
City of Center City MN,
3.000%, 11/01/2019	125,000	125,519
City of Cold Spring MN,
3.000%, 02/01/2020 (Insured by MAC)	105,000	106,016
City of Crosslake MN,
3.250%, 02/01/2027 (Callable 02/01/2023)	40,000	41,244
City of Maple Grove MN,
4.000%, 05/01/2022	605,000	643,539
City of Marshall MN,
2.000%, 07/01/2019	160,000	160,000
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority:
3.557%, 08/01/2027 (Insured by NATL) (1)(5)	25,000	25,000
3.542%, 08/01/2028 (Insured by NATL) (1)(5)	175,000	175,000
City of Minneapolis MN/St. Paul Metropolitan Airports Commission:
5.000%, 01/01/2022	1,000,000	1,089,040
5.000%, 01/01/2025	125,000	148,296
City of Plato MN,
4.000%, 04/01/2022	265,000	280,010
City of Rochester MN,
1.700%, 12/01/2020 (Mandatory Tender Date 12/01/2019) (1)	150,000	150,080
County of Kanabec MN,
2.750%, 12/01/2019 (Callable 07/29/2019)	2,000,000	2,000,660
Housing & Redevelopment Authority of The City of St. Paul,
2.200%, 09/01/2021 (Callable 03/01/2020)(Mandatory Tender Date 09/01/2020) (1)	750,000	752,715
Jordan Independent School District No. 717,
5.000%, 02/01/2035 (Callable 02/01/2023)(Insured by SD CRED PROG)	1,000,000	1,120,810
Minnesota Higher Education Facilities Authority,
5.000%, 04/01/2023	100,000	112,861
Minnesota Housing Finance Agency:
2.900%, 01/01/2025 (Insured by GNMA)	55,000	57,508
3.900%, 07/01/2030 (Callable 01/01/2022)(Insured by GNMA)	210,000	216,644
4.000%, 01/01/2038 (Callable 01/01/2024)	935,000	987,407
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	350,000	369,471
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	620,000	658,731
Northern Municipal Power Agency,
5.000%, 01/01/2027 (Callable 01/01/2023)	220,000	243,806
Plymouth Intermediate District No. 287:
4.000%, 05/01/2020	25,000	25,530
5.000%, 05/01/2022	105,000	114,701
Shakopee Independent School District No. 720,
5.000%, 02/01/2023 (Insured by SD CRED PROG)	675,000	753,678
University of Minnesota,
5.500%, 07/01/2021 (ETM)	310,000	322,899
Total Minnesota		10,906,833	2.2%

Mississippi
Marshall County School District,
3.000%, 06/01/2022 (Insured by BAM) (6)	275,000	284,606
Mississippi Business Finance Corp.,
1.260%, 12/01/2030 (Callable 07/01/2019)(Optional Put Date 06/28/2019) (1)	500,000	500,000
Mississippi Development Bank:
3.000%, 07/01/2021 (Insured by ST)	730,000	733,380
4.000%, 07/01/2022	170,000	180,521
5.000%, 03/01/2024 (Insured by AGM)	50,000	57,186
5.000%, 11/01/2025 (Insured by BAM)	215,000	254,745
Mississippi Home Corp.,
2.400%, 02/01/2022 (Pre-refunded to 8/01/2021) (1)	2,000,000	2,040,040
State of Mississippi,
1.940%, 09/01/2027 (1 Month LIBOR USD + 0.330%) (Callable 03/01/2020)(Mandatory Tender Date 09/01/2020) (2)	320,000	320,003
Total Mississippi		4,370,481	0.9%
Missouri
City of St. Louis MO,
5.000%, 07/01/2023 (Insured by AGM)	415,000	474,146
Health & Educational Facilities Authority of the State of Missouri,
0.000%, 09/01/2022 (ETM)(Insured by NATL)	50,000	47,333
Industrial Development Authority of the City of St. Louis,
3.875%, 11/15/2029 (Callable 11/15/2026)	440,000	463,188
Kirkwood Industrial Development Authority,
8.000%, 05/15/2021 (Pre-refunded to 05/15/2020)	295,000	311,679
Missouri Association of Rural Education,
3.000%, 04/15/2022 (Callable 07/29/2019)	300,000	300,210
Missouri Housing Development Commission:
3.400%, 11/01/2030 (Callable 11/01/2024)(Insured by GNMA)	335,000	349,422
4.000%, 05/01/2042 (Callable 11/01/2026)(Insured by GNMA)	645,000	689,918
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	380,000	406,076
State of Missouri Health & Educational Facilities Authority:
3.190%, 06/01/2020 (Insured by AMBAC) (1)(5)	50,000	50,000
5.000%, 02/01/2022	215,000	229,669
5.000%, 06/01/2036 (Callable 12/01/2022)(Mandatory Tender Date 06/01/2023) (1)	75,000	82,623
Total Missouri		3,404,264	0.7%

Montana
Montana Board of Housing:
4.000%, 12/01/2043 (Callable 12/01/2027)	1,075,000	1,152,465
4.000%, 06/01/2049 (Callable 12/01/2027)(Insured by FHA)	1,240,000	1,333,570
Montana Facility Finance Authority,
5.000%, 07/01/2025	110,000	131,622
Total Montana		2,617,657	0.5%

Nebraska
Central Plains Energy Project:
5.000%, 09/01/2032 (Callable 09/01/2022)	600,000	650,100
5.000%, 09/01/2042 (Callable 09/01/2022)	1,160,000	1,257,602
5.000%, 03/01/2050 (Callable 10/01/2023)(Mandatory Tender Date 01/01/2024) (1)	1,000,000	1,123,100
Gering School District,
5.000%, 12/01/2026 (Callable 05/30/2022)	115,000	125,986
Total Nebraska		3,156,788	0.6%

Nevada
City of Carson City NV,
5.000%, 09/01/2020	175,000	181,251
Clark County School District,
5.000%, 06/15/2023	560,000	634,346
Las Vegas Redevelopment Agency:
3.000%, 06/15/2020	125,000	126,707
5.000%, 06/15/2023	250,000	280,328
Nevada Housing Division,
4.400%, 04/01/2029 (Callable 10/01/2021)(Insured by GNMA)	75,000	76,284
Total Nevada		1,298,916	0.3%

New Jersey
Cape May County Industrial Pollution Control Financing Authority,
6.800%, 03/01/2021 (Insured by NATL)	85,000	92,124
City of Atlantic City NJ:
5.000%, 03/01/2022 (Insured by BAM)	100,000	108,384
5.000%, 03/01/2024 (Insured by BAM)	300,000	342,534
City of Bayonne NJ,
5.000%, 07/15/2022 (Insured by AGM)	475,000	523,588
City of Trenton NJ:
4.000%, 07/15/2022 (Insured by AGM)	500,000	535,290
4.000%, 07/15/2023 (Insured by AGM)	200,000	216,418
New Jersey Economic Development Authority:
5.250%, 09/01/2019 (ETM)	250,000	251,585
0.000%, 01/01/2020 (Insured by AMBAC)	70,000	69,359
5.000%, 03/01/2020	405,000	413,667
0.000%, 01/01/2021 (Insured by AMBAC)	130,000	126,178
3.250%, 01/01/2021	230,000	233,018
5.000%, 07/15/2021	100,000	105,217
4.000%, 01/01/2022	660,000	685,265
0.000%, 07/01/2022 (ETM)(Insured by NATL)	25,000	23,805
5.000%, 07/15/2022	240,000	258,019
4.000%, 01/01/2023	50,000	52,578
0.000%, 07/01/2024 (ETM)(Insured by NATL)	250,000	228,472
5.000%, 03/01/2026 (Callable 03/01/2023)	265,000	289,791
5.250%, 09/01/2026 (Callable 03/01/2021)(Insured by ST)	560,000	592,749
3.125%, 07/01/2029 (Callable 07/01/2027)	315,000	317,536
New Jersey Educational Facilities Authority,
5.000%, 07/01/2022	150,000	165,343
New Jersey Health Care Facilities Financing Authority:
4.000%, 07/01/2019 (ETM)	105,000	105,000
4.250%, 11/15/2021 (Callable 11/15/2020)	70,000	72,725
5.250%, 07/01/2024 (Pre-refunded to 07/01/2019)	75,000	75,000
5.000%, 07/01/2025 (Insured by AGM)	50,000	58,361
New Jersey Higher Education Student Assistance Authority,
2.375%, 12/01/2029 (Callable 06/01/2028)	2,070,000	2,078,611
New Jersey Housing & Mortgage Finance Agency:
2.020%, 08/01/2021 (Mandatory Tender Date 08/01/2020) (1)	350,000	351,229
4.500%, 10/01/2048 (Callable 10/01/2027)	935,000	1,027,920
4.750%, 10/01/2050 (Callable 04/01/2028)	1,500,000	1,669,170
NEW JERSEY ST TRANSN TR FD AUT TRANSPORTATION SYSTEM RE 2010D,
5.000%, 12/15/2023	390,000	440,677
New Jersey Transportation Trust Fund Authority:
5.250%, 12/15/2019	35,000	35,580
5.000%, 06/15/2023	450,000	504,954
5.000%, 12/15/2023	275,000	310,734
5.000%, 06/15/2024	785,000	902,993
North Hudson Sewerage Authority,
0.000%, 08/01/2021 (ETM)(Insured by NATL)	60,000	58,151
Township of South Hackensack NJ,
3.000%, 02/20/2020	250,000	252,395
Washington Township Municipal Utilities Authority,
0.000%, 12/15/2023 (Insured by NATL)	25,000	22,710
Washington Township Municipal Utilities Authority/Morris County,
0.000%, 12/15/2021 (Insured by NATL)	100,000	95,072
Total New Jersey		13,692,202	2.7%

New Mexico
City of Farmington NM,
1.875%, 04/01/2033 (Mandatory Tender Date 10/01/2021) (1)	200,000	199,626
Las Cruces School District No. 2,
5.000%, 08/01/2026 (Callable 08/01/2020)(Insured by ST)	150,000	155,802
New Mexico Educational Assistance Foundation,
4.000%, 09/01/2020	105,000	108,163
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	325,000	336,472
New Mexico Mortgage Finance Authority:
5.300%, 09/01/2040 (Callable 09/01/2019)(Insured by GNMA)	35,000	35,752
3.500%, 03/01/2045 (Callable 03/01/2026)	35,000	36,800
3.750%, 03/01/2048 (Callable 03/01/2027)(Insured by GNMA)	300,000	319,758
4.250%, 07/01/2049 (Callable 01/01/2028)	75,000	82,134
4.250%, 01/01/2050 (Callable 07/01/2028)(Insured by GNMA)	2,950,000	3,219,571
New Mexico Municipal Energy Acquisition Authority,
2.360%, 11/01/2039 (1 Month LIBOR USD + 0.750%) (Callable 07/19/2019)(Mandatory Tender Date 08/01/2019) (2)	1,360,000	1,360,000
Torrance Bernalillo & Santa Fe Counties Municipal School District No. 8,
2.500%, 09/01/2019 (Insured by ST)	180,000	180,284
Total New Mexico		6,034,362	1.2%

New York
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021) (3)	203,744	210,519
City of Long Beach NY,
4.000%, 08/15/2025 (Callable 08/15/2022)(Insured by BAM)	100,000	107,085
City of New York NY,
5.000%, 08/01/2022	160,000	177,870
County of Rockland NY:
5.000%, 03/01/2023 (Insured by AGM)	415,000	468,689
3.750%, 10/01/2026 (Callable 10/01/2020)	70,000	71,974
County of Suffolk NY,
5.000%, 09/26/2019	500,000	504,120
Housing Development Corp.,
2.000%, 11/01/2057 (Callable 08/01/2020)(Mandatory Tender Date 12/31/2021) (1)	1,775,000	1,783,112
Long Island Power Authority,
2.432%, 05/01/2033 (1 Month LIBOR USD + 0.750%) (Callable 10/01/2022)(Mandatory Tender Date 10/01/2023) (2)	200,000	200,126
Metropolitan Transportation Authority:
2.338%, 11/01/2032 (1 Month LIBOR USD + 0.680%) (Mandatory Tender Date 04/06/2021)(Insured by AGM) (2)	100,000	100,355
1.630%, 11/01/2034 (SIFMA Municipal Swap Index + 0.450%) (Callable 07/29/2019)(Mandatory Tender Date 11/01/2019) (2)	50,000	50,013
4.000%, 11/15/2034 (Callable 08/15/2019)(Mandatory Tender Date 11/15/2019) (1)	540,000	541,528
Monroe County Industrial Development Corp.:
5.000%, 10/01/2019	145,000	146,240
5.000%, 10/01/2020	100,000	104,152
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046 (Callable 11/15/2019)	715,000	723,551
New York City Housing Development Corp.,
2.950%, 11/01/2045 (Callable 05/01/2025)(Mandatory Tender Date 02/01/2026)(Insured by FNMA) (1)	225,000	235,595
New York State Dormitory Authority,
5.000%, 12/15/2021	45,000	49,063
State of New York Mortgage Agency:
3.500%, 10/01/2043 (Callable 04/01/2023)	260,000	269,027
4.000%, 10/01/2046 (Callable 04/01/2025)	400,000	421,560
Town of Oyster Bay NY,
3.000%, 03/01/2020 (Insured by AGM)	200,000	202,224
Triborough Bridge & Tunnel Authority:
2.110%, 11/15/2027 (1 Month LIBOR USD + 0.500%) (Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	525,000	526,486
1.960%, 01/01/2033 (1 Month LIBOR USD + 0.350%) (Callable 07/29/2019)(Mandatory Tender Date 12/03/2019) (2)	30,000	30,014
Utility Debt Securitization Authority,
5.000%, 12/15/2025 (Callable 12/15/2023)	210,000	243,613
Total New York		7,166,916	1.4%

North Carolina
Durham Housing Authority,
1.800%, 01/01/2021 (Mandatory Tender Date 01/01/2020) (1)	110,000	110,124
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022 (Insured by AGC)	100,000	109,532
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021 (ETM)	690,000	727,101
5.000%, 01/01/2021 (ETM)	790,000	833,079
6.000%, 01/01/2022 (ETM)	145,000	161,616
North Carolina Housing Finance Agency,
4.000%, 07/01/2048 (Callable 07/01/2027)(Insured by GNMA)	415,000	447,665
North Carolina Medical Care Commission:
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	130,000	138,329
2.200%, 12/01/2048 (Callable 06/01/2022)(Mandatory Tender Date 12/01/2022) (1)	1,845,000	1,865,000
State of North Carolina:
5.000%, 03/01/2020	300,000	307,287
5.000%, 05/01/2024 (Callable 05/01/2023)	1,250,000	1,419,762
Wilmington Housing Authority,
1.500%, 10/01/2020 (Mandatory Tender Date 10/01/2019) (1)	700,000	699,916
Total North Carolina		6,819,411	1.4%

North Dakota
City of Horace ND,
2.500%, 08/01/2021 (Callable 08/01/2020) (6)	2,000,000	1,999,720
City of Mandan ND,
2.750%, 09/01/2041 (Callable 07/29/2019)	495,000	492,396
City of West Fargo ND,
5.000%, 05/01/2022	200,000	219,060
City of Williston ND:
4.250%, 07/15/2025 (Callable 07/15/2022)	775,000	814,959
4.500%, 11/01/2026 (Callable 11/01/2023)	2,150,000	2,334,943
County of Burleigh ND:
4.000%, 11/01/2021	1,000,000	1,040,660
4.000%, 11/01/2029 (Callable 11/01/2022)(Insured by AGM)	400,000	426,932
4.500%, 07/01/2032 (Pre-refunded to 07/01/2022)	345,000	375,543
County of Ward ND,
4.000%, 04/01/2024 (Callable 04/01/2023)(Insured by AGM)	400,000	432,500
Jamestown Park District,
2.900%, 07/01/2035 (Callable 07/15/2019)	855,000	856,582
North Dakota Housing Finance Agency,
4.000%, 07/01/2048 (Callable 01/01/2027)	260,000	279,035
Williston Public School District No. 1,
3.000%, 08/01/2026 (Callable 08/01/2024)(Insured by SD CRED PROG)	1,015,000	1,064,339
Total North Dakota		10,336,669	2.1%

Ohio
Adams County/Ohio Valley Local School District,
4.000%, 12/01/2020	1,000,000	1,028,860
American Municipal Power, Inc.:
2.000%, 04/23/2020	680,000	682,502
2.250%, 02/15/2048 (Callable 02/15/2021)(Mandatory Tender Date 08/15/2021) (1)	250,000	252,410
City of Bowling Green OH,
5.000%, 06/01/2020 (ETM)	100,000	103,349
City of Hamilton OH,
4.000%, 10/15/2023 (Pre-refunded to 10/15/2019)(Insured by AGC)	25,000	25,192
City of Huron OH,
3.125%, 12/01/2024	325,000	334,077
City of Lorain OH,
3.500%, 07/17/2019	1,000,000	1,000,780
County of Franklin OH,
1.610%, 05/15/2050 (SIFMA Municipal Swap Index + 0.430%) (Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	500,000	501,305
County of Holmes OH,
3.000%, 12/01/2022 (Callable 07/29/2019)(Insured by AGM)	250,000	251,860
County of Lorain OH:
3.000%, 02/07/2020	750,000	756,870
4.000%, 12/01/2020	140,000	145,377
County of Lucas OH:
5.000%, 11/15/2022 (Callable 11/15/2021)	180,000	192,260
5.000%, 11/15/2029 (Callable 11/15/2021)	945,000	1,006,189
County of Trumbull OH,
3.125%, 08/29/2019	575,000	576,213
Cuyahoga Metropolitan Housing Authority:
2.200%, 06/01/2021 (Mandatory Tender Date 06/01/2020) (1)	500,000	502,210
2.000%, 04/01/2022 (Mandatory Tender Date 04/01/2021) (1)	275,000	276,345
Field Local School District,
3.000%, 12/01/2023 (Callable 12/01/2020)(Insured by BAM)	235,000	238,856
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2023	145,000	167,411
Groveport-Madison Local School District,
4.000%, 12/01/2024 (Callable 12/01/2022)(Insured by BAM)	50,000	53,737
Miami University,
4.000%, 09/01/2027 (Callable 09/01/2022)	160,000	171,277
Ohio Higher Educational Facility Commission:
5.000%, 12/01/2020	35,000	36,753
5.000%, 11/01/2023	580,000	653,202
5.000%, 03/01/2025	685,000	767,590
Ohio Housing Finance Agency,
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	160,000	169,194
Ohio Turnpike & Infrastructure Commission,
5.500%, 02/15/2024	1,185,000	1,353,235
Oregon City School District,
0.000%, 12/01/2021	245,000	235,413
Port of Greater Cincinnati Development Authority,
3.125%, 11/15/2023	360,000	369,227
State of Ohio:
5.000%, 04/01/2029 (Callable 04/01/2023)	25,000	28,225
1.400%, 01/15/2045 (Callable 07/01/2019)(Optional Put Date 07/03/2019) (1)	500,000	500,000
Summit County Development Finance Authority,
2.000%, 11/15/2019	15,000	15,018
Village of Bratenahl OH,
3.000%, 08/14/2019	1,000,000	1,001,220
Village of Cuyahoga Heights OH:
4.000%, 12/01/2023 (Insured by AGM)	95,000	102,993
4.000%, 12/01/2024 (Insured by AGM)	100,000	109,914
Wauseon Exempted Village School District,
0.000%, 12/01/2021 (Insured by SD CRED PROG)	400,000	384,624
Total Ohio		13,993,688	2.8%

Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	310,000	318,633
City of Midwest City OK:
3.000%, 06/01/2021	370,000	380,996
3.000%, 06/01/2023	485,000	509,619
Elk City Industrial Authority,
3.000%, 05/01/2022	105,000	108,621
Logan County Independent School District,
4.000%, 08/01/2020	25,000	25,694
Norman Regional Hospital Authority,
5.000%, 09/01/2020	50,000	51,910
Oklahoma County Finance Authority,
5.000%, 09/01/2024	350,000	407,943
Oklahoma Development Finance Authority,
2.600%, 03/01/2024	1,000,000	999,110
Oklahoma Housing Finance Agency,
2.050%, 04/01/2021 (Mandatory Tender Date 04/01/2020) (1)	725,000	725,196
Oklahoma Municipal Power Authority,
1.570%, 01/01/2023 (SIFMA Municipal Swap Index + 0.390%) (2)	265,000	264,345
Oklahoma Water Resources Board,
5.000%, 04/01/2023	750,000	850,868
Texas County Development Authority,
4.000%, 12/01/2023	675,000	738,977
Total Oklahoma		5,381,912	1.1%

Oregon
Oregon State Business Development Commission,
2.400%, 12/01/2040 (Mandatory Tender Date 08/14/2023) (1)	100,000	102,768
Oregon State Facilities Authority:
4.750%, 03/15/2024 (Callable 03/15/2020)	15,000	15,322
6.375%, 09/01/2040 (Pre-refunded to 09/01/2020)	1,000,000	1,057,090
Port of Morrow OR,
4.000%, 06/01/2026 (Callable 07/29/2019)	220,000	220,180
State of Oregon:
4.000%, 05/01/2023	500,000	550,430
4.000%, 12/01/2048 (Callable 12/01/2026)	960,000	1,027,651
State of Oregon Housing & Community Services Department:
2.200%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	2,450,000	2,467,297
3.500%, 07/01/2036 (Callable 01/01/2025)	145,000	150,716
4.500%, 01/01/2049 (Callable 07/01/2027)	1,480,000	1,616,530
4.500%, 07/01/2049 (Callable 07/01/2027)	450,000	494,087
Total Oregon		7,702,071	1.5%

Pennsylvania
Abington Heights School District Lackawanna County,
2.000%, 03/15/2023 (Callable 03/15/2020)(Insured by ST)	195,000	195,312
Allegheny County Hospital Development Authority,
4.125%, 10/15/2026 (Callable 10/15/2021)	55,000	57,861
Borough of Lewistown PA:
4.000%, 09/01/2022 (Insured by AGM) (6)	265,000	283,418
4.000%, 09/01/2023 (Insured by AGM) (6)	315,000	343,022
4.000%, 09/01/2024 (Insured by AGM) (6)	100,000	110,698
Caernarvon Township Authority:
4.000%, 09/01/2023 (Insured by MAC)	100,000	108,988
4.000%, 09/01/2024 (Insured by MAC)	140,000	155,175
4.000%, 09/01/2025 (Callable 09/01/2024)(Insured by MAC)	100,000	110,119
4.000%, 09/01/2026 (Callable 09/01/2024)(Insured by MAC)	150,000	165,001
4.000%, 09/01/2027 (Callable 09/01/2024)(Insured by MAC)	130,000	142,614
4.000%, 09/01/2028 (Callable 09/01/2024)(Insured by MAC)	165,000	180,543
4.000%, 09/01/2029 (Callable 09/01/2024)(Insured by MAC)	170,000	185,390
4.000%, 09/01/2030 (Callable 09/01/2024)(Insured by MAC)	175,000	190,227
4.000%, 09/01/2032 (Callable 09/01/2024)(Insured by MAC)	375,000	405,086
Centennial School District Bucks County,
5.000%, 12/15/2022 (Insured by ST)	50,000	56,044
Central Bucks School District,
4.000%, 05/15/2022 (Pre-refunded to 05/15/2021)(Insured by ST)	50,000	52,380
Chester County Health & Education Facilities Authority:
5.000%, 11/01/2019	225,000	227,331
5.000%, 05/15/2031 (Pre-refunded to 05/15/2020)	65,000	67,043
5.000%, 05/15/2040 (Pre-refunded to 05/15/2020)	70,000	72,200
Coatesville School District,
5.000%, 08/01/2023 (Insured by AGM)	150,000	168,489
Commonwealth Financing Authority:
5.000%, 06/01/2022	265,000	290,419
5.000%, 06/01/2023	225,000	251,503
Commonwealth of Pennsylvania,
3.750%, 10/01/2021 (Callable 10/01/2019)	175,000	175,886
County of Allegheny PA,
2.278%, 11/01/2026 (3 Month LIBOR USD + 0.550%) (Callable 07/29/2019)(Insured by AGM) (2)	195,000	193,988
Delaware County Authority,
4.000%, 06/01/2020	390,000	395,565
East Allegheny School District,
0.000%, 11/15/2021 (Insured by AGM)	480,000	459,293
Erie City Water Authority,
4.000%, 12/01/2025 (Callable 12/01/2022)(Insured by AGM)	380,000	408,983
Grove City Area School District,
2.000%, 11/15/2019 (Callable 07/29/2019)(Insured by ST)	170,000	170,041
Lancaster Higher Education Authority,
5.000%, 10/01/2022 (Insured by BAM)	35,000	38,791
Lancaster Industrial Development Authority,
5.000%, 05/01/2022	45,000	48,022
Lycoming County Authority,
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)	1,260,000	1,348,792
Montgomery County Higher Education & Health Authority,
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	815,000	825,742
Montgomery County Industrial Development Authority:
4.000%, 12/01/2021	100,000	105,148
4.000%, 12/01/2022	90,000	96,311
4.000%, 12/01/2023	125,000	135,904
4.000%, 12/01/2024	100,000	110,238
4.000%, 12/01/2025	140,000	155,961
North East School District,
2.000%, 09/01/2021 (Callable 09/01/2020)(Insured by BAM)	445,000	447,207
Northampton County General Purpose Authority,
2.722%, 08/15/2048 (1 Month LIBOR USD + 1.040%) (Callable 02/15/2023)(Mandatory Tender Date 08/15/2024) (2)	75,000	75,139
Pennsylvania Economic Development Financing Authority,
1.550%, 12/01/2033 (Mandatory Tender Date 12/01/2021) (1)	205,000	209,639
Pennsylvania Higher Educational Facilities Authority:
5.000%, 10/01/2020 (ETM)	505,000	519,352
5.000%, 08/15/2024 (Pre-refunded to 08/15/2021)	185,000	199,221
2.850%, 05/01/2034 (Mandatory Tender Date 05/01/2021) (1)	510,000	518,481
Pennsylvania Housing Finance Agency:
2.450%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	2,500,000	2,529,000
3.700%, 10/01/2042 (Callable 10/01/2021)	155,000	157,190
4.000%, 10/01/2046 (Callable 04/01/2026)	190,000	201,520
Pennsylvania Turnpike Commission:
2.060%, 12/01/2020 (SIFMA Municipal Swap Index + 0.880%) (Callable 06/01/2020) (2)	345,000	346,535
2.160%, 12/01/2021 (SIFMA Municipal Swap Index + 0.980%) (Callable 06/01/2021) (2)	855,000	864,123
5.000%, 12/01/2022	50,000	55,626
0.000%, 12/01/2023	50,000	45,778
5.450%, 12/01/2035 (Pre-refunded to 12/01/2020)(Insured by AGM)	40,000	42,341
Pittsburgh Water & Sewer Authority,
2.328%, 09/01/2040 (1 Month LIBOR USD + 0.640%) (Callable 06/01/2020) (Mandatory Tender Date 12/01/2020)(Insured by AGM) (2)	250,000	250,098
Punxsutawney Area School District,
2.125%, 10/15/2021 (Callable 07/29/2019)(Insured by AGM)	150,000	150,048
Sayre Area School District:
3.000%, 05/15/2022 (Insured by BAM)	25,000	25,689
3.000%, 05/15/2024 (Insured by BAM)	25,000	26,000
Sayre Health Care Facilities Authority,
2.469%, 12/01/2024 (3 Month LIBOR USD + 0.780%) (Callable 07/29/2019) (2)	60,000	60,120
School District of Philadelphia:
5.000%, 09/01/2019 (Insured by ST)	500,000	502,715
5.000%, 06/01/2024	320,000	359,610
School District of Reading,
5.000%, 03/01/2024 (Insured by AGM)	100,000	113,938
School District of the City of Erie:
5.000%, 04/01/2023	265,000	296,305
5.000%, 04/01/2024	230,000	263,819
5.000%, 04/01/2024 (Insured by AGM)	250,000	286,760
Scranton School District,
2.484%, 04/01/2031 (1 Month LIBOR USD + 0.850%) (Callable 10/01/2020) (Mandatory Tender Date 04/01/2021)(Insured by ST) (2)	275,000	275,283
Sharpsville Area School District,
2.000%, 09/15/2020 (Callable 07/29/2019)(Insured by ST)	1,020,000	1,020,347
Somerset County General Authority,
2.000%, 10/01/2019 (Insured by BAM)	155,000	155,223
Susquenita School District,
2.000%, 09/01/2021 (Callable 09/01/2020)(Insured by MAC)	300,000	301,281
Township of Hampton PA,
5.900%, 02/01/2023	125,000	142,204
Township of North Fayette PA,
4.000%, 04/15/2025 (Callable 04/15/2024)	210,000	230,643
University of Pittsburgh-of the Commonwealth System of Higher Education,
1.420%, 09/15/2021 (SIFMA Municipal Swap Index + 0.240%) (Callable 03/15/2021) (2)	100,000	99,825
Urban Redevelopment Authority of Pittsburgh,
2.250%, 12/01/2020 (Callable 12/01/2019)(Mandatory Tender Date 06/01/2020) (1)	605,000	606,476
Washington County Industrial Development Authority,
4.000%, 11/01/2020 (Pre-refunded to 05/01/2020)	80,000	81,811
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020 (Insured by BAM)	200,000	205,730
Wilkinsburg School District,
3.000%, 05/15/2020 (Insured by AGM)	110,000	111,027
Total Pennsylvania		20,263,632	4.1%
Puerto Rico
Commonwealth of Puerto Rico,
0.000%, 07/01/2019 (Insured by NATL)	50,000	50,000
Puerto Rico Highway & Transportation Authority,
4.600%, 07/01/2022 (ETM)(Insured by NATL)	25,000	27,340
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	325,000	357,263
6.000%, 08/01/2026 (ETM)(Insured by AGC)	375,000	479,831
Puerto Rico Sales Tax Financing Corp.,
0.000%, 07/01/2024	1,551,000	1,318,273
Total Puerto Rico		2,232,707	0.4%

Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	270,000	283,716
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2046 (Callable 04/01/2025)	50,000	51,386
Total Rhode Island		335,102	0.1%

South Carolina
City of Myrtle Beach SC,
5.000%, 10/01/2020	100,000	104,446
City of Walhalla SC,
5.000%, 06/01/2023 (Insured by BAM)	320,000	360,790
Greenville Health System,
5.000%, 05/01/2026 (Callable 05/01/2022)	1,020,000	1,114,534
Greenwood Fifty School Facilities, Inc.,
5.000%, 12/01/2027 (Callable 06/01/2026)(Insured by BAM)	1,045,000	1,260,385
Patriots Energy Group Financing Agency,
4.000%, 10/01/2048 (Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (1)	800,000	876,072
Piedmont Municipal Power Agency,
5.375%, 01/01/2025 (ETM)(Insured by NATL)	190,000	226,771
Scago Educational Facilities Corp. for Marro School District,
4.250%, 12/01/2029 (Callable 12/01/2020)(Insured by AGM)	100,000	102,664
South Carolina Jobs-Economic Development Authority:
5.125%, 08/01/2020 (Pre-refunded to 08/01/2019)	500,000	501,530
5.250%, 08/01/2030 (Pre-refunded to 08/01/2023)	110,000	127,023
6.000%, 08/01/2031 (Pre-refunded to 08/01/2021)(Insured by AGM)	125,000	136,992
6.500%, 08/01/2039 (Pre-refunded to 08/01/2021)(Insured by AGM)	1,550,000	1,714,222
1.390%, 05/01/2048 (Callable 06/28/2019)(Optional Put Date 07/05/2019) (1)	2,000,000	2,000,000
South Carolina State Housing Finance & Development Authority:
4.000%, 07/01/2036 (Callable 07/01/2025)(Insured by GNMA)	230,000	244,907
4.500%, 07/01/2048 (Callable 07/01/2027)	545,000	597,080
4.000%, 01/01/2050 (Callable 07/01/2028)	2,415,000	2,665,387
Total South Carolina		12,032,803	2.4%

Tennessee
Clarksville Natural Gas Acquisition Corp.,
5.000%, 12/15/2021	185,000	199,090
County of Loudon TN,
2.250%, 06/01/2026 (Callable 06/01/2021)	230,000	231,759
Hollow Rock-Bruceton Special School District,
3.000%, 04/01/2023	346,000	363,677
Memphis Health Educational & Housing Facility Board,
6.750%, 12/01/2046 (Pre-refunded to 06/01/2021)	875,000	963,051
Montgomery County Health Educational & Housing Facilities Board,
1.750%, 12/01/2020 (Mandatory Tender Date 12/01/2019)(Insured by HUD) (1)	380,000	380,076
Nashville & Davidson County Metropolitan Government:
1.300%, 07/01/2020 (Mandatory Tender Date 07/01/2019) (1)	75,000	75,000
2.050%, 04/01/2021 (Mandatory Tender Date 04/01/2020) (1)	150,000	150,817
2.100%, 04/01/2021 (Mandatory Tender Date 10/01/2020) (1)	250,000	251,748
1.550%, 11/15/2030 (Mandatory Tender Date 11/03/2020) (1)	860,000	861,015
Tennessee Energy Acquisition Corp.:
5.250%, 09/01/2019	250,000	251,375
4.000%, 11/01/2049 (Callable 08/01/2025)(Mandatory Tender Date 11/01/2025) (1)	90,000	99,173
Tennessee Housing Development Agency:
3.050%, 07/01/2029 (Callable 07/01/2024)	140,000	144,974
3.600%, 01/01/2031 (Callable 01/01/2023)	1,850,000	1,888,073
4.200%, 07/01/2042 (Callable 01/01/2022)	375,000	385,830
4.000%, 01/01/2043 (Callable 07/01/2027)	880,000	946,783
3.800%, 07/01/2043 (Callable 01/01/2022)	210,000	216,073
4.000%, 01/01/2046 (Callable 01/01/2025)	45,000	47,610
Wilson County Water & Wastewater Authority,
0.000%, 03/01/2022	300,000	282,693
Total Tennessee		7,738,817	1.6%

Texas
Arlington Higher Education Finance Corp.,
5.000%, 08/15/2024 (PSF Guaranteed)	535,000	621,188
Bay Colony West Municipal Utility District,
2.000%, 10/01/2020 (Insured by NATL)	175,000	175,924
Beaumont Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	100,000	118,876
Bexar County Health Facilities Development Corp.,
4.000%, 07/15/2019	75,000	75,052
Boerne Public Facilities Corp.,
2.750%, 11/01/2022 (Mandatory Tender Date 11/01/2021) (1)	225,000	231,052
Brazoria County Municipal Utility District No. 17,
4.000%, 09/01/2024 (Callable 09/01/2023)(Insured by MAC)	175,000	190,650
Capital Area Housing Finance Corp.,
2.100%, 09/01/2037 (Callable 08/01/2021)(Mandatory Tender Date 09/01/2022) (1)	1,175,000	1,185,951
Carrollton-Farmers Branch Independent School District:
5.000%, 02/15/2020 (PSF Guaranteed)	90,000	92,064
5.000%, 02/15/2020 (ETM)(PSF Guaranteed)	35,000	35,774
Central Texas Regional Mobility Authority:
5.000%, 01/01/2022	350,000	377,485
5.000%, 01/01/2045 (Callable 07/01/2020)(Mandatory Tender Date 01/07/2021) (1)	200,000	206,554
Central Texas Turnpike System:
5.000%, 08/15/2023	130,000	147,047
5.000%, 08/15/2042 (Mandatory Tender Date 04/01/2020) (1)	450,000	461,241
Cimarron Municipal Utility District,
4.000%, 03/01/2025 (Insured by AGM)	70,000	77,508
City of Bullard TX,
3.000%, 09/01/2020 (Insured by BAM)	135,000	137,641
City of Dallas TX,
5.000%, 02/15/2027 (Callable 02/15/2024)	500,000	574,400
City of Elgin TX:
4.000%, 07/15/2023 (Insured by AGM)	155,000	167,786
4.000%, 07/15/2023 (Insured by BAM)	50,000	54,124
City of Houston TX:
0.000%, 12/01/2024 (ETM)(Insured by AGM)	90,000	81,767
5.500%, 12/01/2024 (ETM)(Insured by NATL)	925,000	1,079,438
2.018%, 05/15/2034 (1 Month LIBOR USD + 0.360%) (Callable 02/01/2021)(Mandatory Tender Date 08/01/2021) (2)	975,000	973,089
City of Madisonville TX,
4.000%, 08/15/2026 (Callable 08/15/2020)(Insured by AGM)	295,000	302,183
City of Mission TX,
3.500%, 02/15/2027 (Callable 02/15/2021)(Insured by AGM)	110,000	112,665
City of Round Rock TX:
4.000%, 12/01/2023	30,000	32,817
4.000%, 12/01/2024	250,000	278,175
City of Royse City TX,
4.000%, 08/15/2020 (Insured by AGM)	295,000	299,570
City of San Antonio TX:
2.000%, 02/01/2033 (Callable 06/01/2021)(Mandatory Tender Date 12/01/2021) (1)	100,000	100,665
3.000%, 12/01/2045 (Mandatory Tender Date 12/01/2019) (1)	120,000	120,689
2.750%, 02/01/2048 (Mandatory Tender Date 12/01/2022) (1)	1,000,000	1,033,000
City of Sanger TX,
2.500%, 08/01/2019	125,000	125,109
City of Victoria TX,
4.000%, 08/15/2023 (Callable 08/15/2020)	410,000	422,021
Clear Creek Independent School District:
5.000%, 02/15/2024 (PSF Guaranteed)	115,000	133,432
1.450%, 02/15/2035 (Mandatory Tender Date 08/14/2020)(PSF Guaranteed) (1)	315,000	315,104
2.150%, 02/15/2038 (Mandatory Tender Date 08/16/2021)(PSF Guaranteed) (1)	225,000	227,396
Clyde Education Facilities Corp.,
4.000%, 08/15/2021 (PSF Guaranteed)	140,000	146,622
Corpus Christi Independent School District,
2.000%, 08/15/2047 (Mandatory Tender Date 08/15/2019)(PSF Guaranteed) (1)	250,000	250,157
Cotulla Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	112,637
County of Archer TX,
4.000%, 02/15/2024	350,000	384,401
County of Harris TX,
5.000%, 08/15/2030 (Callable 08/15/2022)	1,055,000	1,168,096
County of McLennan TX,
5.000%, 06/01/2025 (Insured by AGM)	240,000	280,250
County of Randall TX,
4.200%, 08/01/2029 (Callable 08/01/2020)	885,000	909,152
Cypress-Fairbanks Independent School District,
3.000%, 02/15/2036 (Mandatory Tender Date 08/15/2019)(PSF Guaranteed) (1)	490,000	490,892
Dallas County Utility & Reclamation District,
5.000%, 02/15/2026	190,000	228,443
Dallas Independent School District:
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2020)(PSF Guaranteed) (1)	200,000	204,398
5.000%, 02/15/2036 (Pre-refunded to 2/15/2022)(PSF Guaranteed) (1)	5,000	5,472
5.000%, 02/15/2036 (Pre-refunded to 2/15/2022)(PSF Guaranteed) (1)	305,000	333,386
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	1,255,000	1,366,281
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	1,610,000	1,985,645
Denton County Fresh Water Supply District No. 6,
4.000%, 02/15/2020 (Insured by BAM)	175,000	177,718
Dickinson Independent School District,
1.350%, 08/01/2037 (Mandatory Tender Date 08/01/2019)(PSF Guaranteed) (1)	100,000	99,990
Everman Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	125,000	148,670
Fort Bend County Municipal Utility District No. 134B,
4.625%, 09/01/2024 (Insured by AGM)	320,000	363,488
Fort Bend County Municipal Utility District No. 139:
4.000%, 09/01/2022 (Insured by BAM)	180,000	192,051
4.000%, 09/01/2023 (Insured by BAM)	190,000	206,201
4.000%, 09/01/2024 (Insured by BAM)	200,000	220,534
Fort Bend County Municipal Utility District No. 23:
3.000%, 09/01/2020 (Insured by BAM)	300,000	304,926
3.000%, 09/01/2021 (Callable 09/01/2020)(Insured by BAM)	340,000	345,392
3.000%, 09/01/2022 (Callable 09/01/2020)(Insured by BAM)	345,000	350,213
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2024 (Insured by BAM)	500,000	548,235
Fort Bend County Municipal Utility District No. 48,
2.000%, 10/01/2020 (Insured by BAM)	125,000	125,660
Fort Bend County Municipal Utility District No. 58,
3.500%, 04/01/2024 (Insured by AGM)	125,000	132,822
Fort Bend Independent School District:
1.350%, 08/01/2040 (Callable 07/29/2019)(Mandatory Tender Date 08/01/2019)(PSF Guaranteed) (1)	1,200,000	1,199,880
1.500%, 08/01/2042 (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	365,000	363,909
1.950%, 08/01/2049 (Mandatory Tender Date 08/01/2022)(PSF Guaranteed) (1)	150,000	151,843
Friendswood Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	105,000	124,509
Garland Independent School District,
5.000%, 02/15/2022 (Callable 02/15/2020)(PSF Guaranteed)	200,000	204,648
Grand Parkway Transportation Corp.:
5.000%, 02/01/2023	565,000	631,275
5.000%, 10/01/2052 (Mandatory Tender Date 10/01/2023) (1)	615,000	698,234
Harris County Cultural Education Facilities Finance Corp.:
1.760%, 12/01/2042 (SIFMA Municipal Swap Index + 0.580%) (Callable 07/15/2019)(Mandatory Tender Date 12/01/2019) (2)	50,000	50,000
2.461%, 10/01/2045 (1 Month LIBOR USD + 0.850%) (Callable 12/01/2019)(Mandatory Tender Date 06/01/2020) (2)	300,000	300,786
Harris County Health Facilities Development Corp.,
5.750%, 07/01/2027 (ETM)	10,000	12,223
Harris County Municipal Utility District No. 153,
4.000%, 09/01/2023 (Callable 09/01/2022)(Insured by BAM)	100,000	106,920
Harris County Municipal Utility District No. 284:
4.000%, 09/01/2023 (Insured by MAC) (6)	370,000	400,776
4.000%, 09/01/2024 (Insured by MAC) (6)	135,000	148,372
Harris County Municipal Utility District No. 285,
3.000%, 09/01/2022 (Callable 09/01/2020)(Insured by AGM)	185,000	187,882
Harris County Municipal Utility District No. 374,
3.000%, 09/01/2024 (Insured by BAM)	125,000	131,587
Harris County Municipal Utility District No. 500,
5.000%, 12/01/2021 (Insured by AGM)	85,000	91,877
Harris County Municipal Utility District No. 63,
3.000%, 09/01/2025 (Callable 09/01/2024)(Insured by AGM)	100,000	104,976
Harris County-Houston Sports Authority,
5.000%, 11/15/2019	370,000	374,703
Hitchcock Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	112,223
Ingleside Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	120,000	141,136
Lake Travis Independent School District:
2.625%, 02/15/2048 (Pre-refunded to 2/15/2022)(PSF Guaranteed) (1)	95,000	98,032
2.625%, 02/15/2048 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	875,000	896,936
Lamar Consolidated Independent School District,
1.950%, 08/15/2047 (Mandatory Tender Date 08/17/2020)(PSF Guaranteed) (1)	700,000	704,123
Leander Independent School District:
0.000%, 08/15/2023 (Pre-refunded to 08/15/2020)(PSF Guaranteed)	40,000	34,028
0.000%, 08/15/2034 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	100,000	56,404
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	100,000	49,917
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	925,000	378,528
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	300,000	112,533
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	7,935,000	3,201,455
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	180,000	69,264
0.000%, 08/15/2043 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	40,000	14,640
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,000,000	297,670
0.000%, 08/15/2046 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	725,000	202,790
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	425,000	111,618
Lewisville Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	420,000	495,113
Longview Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	125,000	144,610
Lower Colorado River Authority:
5.000%, 05/15/2024 (Callable 05/15/2022)	125,000	137,479
4.750%, 01/01/2028 (ETM)(Insured by AGM)	440,000	506,563
Lufkin Independent School District,
0.000%, 08/15/2019 (PSF Guaranteed)	245,000	244,618
Manor Independent School District,
5.000%, 08/01/2026 (PSF Guaranteed)	100,000	122,755
Mansfield Independent School District,
2.500%, 08/01/2042 (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	3,765,000	3,835,067
Montgomery County Municipal Utility District No. 112:
3.000%, 10/01/2022 (Insured by BAM) (6)	200,000	207,696
3.000%, 10/01/2024 (Insured by BAM) (6)	215,000	226,679
Montgomery County Municipal Utility District No. 119:
4.000%, 04/01/2020 (Insured by BAM)	350,000	356,076
4.000%, 04/01/2021 (Insured by BAM)	175,000	182,297
Montgomery County Municipal Utility District No. 95,
3.000%, 09/01/2023 (Insured by AGM)	115,000	121,023
Montgomery Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	150,000	173,751
New Caney Independent School District:
5.000%, 02/15/2025 (PSF Guaranteed)	100,000	118,698
3.000%, 02/15/2050 (Mandatory Tender Date 08/15/2021)(PSF Guaranteed) (1)	215,000	221,168
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 04/01/2020	50,000	50,365
3.000%, 07/01/2021	120,000	122,989
3.625%, 08/15/2022 (Callable 08/15/2021)	100,000	100,862
4.000%, 06/15/2024	50,000	55,207
Newark Higher Education Finance Corp.:
5.000%, 08/15/2023 (PSF Guaranteed)	260,000	294,427
5.000%, 08/15/2028 (Callable 08/15/2024)(PSF Guaranteed)	705,000	801,775
North Central Texas Health Facility Development Corp.,
5.750%, 06/01/2026 (ETM)(Insured by NATL)	535,000	626,608
North East Independent School District,
2.000%, 08/01/2044 (Mandatory Tender Date 08/01/2019)(PSF Guaranteed) (1)	100,000	100,042
North East Independent School District/TX:
1.420%, 08/01/2040 (Callable 08/01/2019)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	1,747,000	1,737,863
2.200%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	225,000	230,801
North Texas Higher Education Authority, Inc.,
3.219%, 07/01/2030 (3 Month LIBOR USD + 0.900%) (2)	790,000	789,147
North Texas Tollway Authority,
5.000%, 01/01/2022	25,000	27,220
Northgate Crossing Road Utility District,
0.000%, 12/01/2022 (Callable 12/01/2020)(Insured by AGM)	100,000	90,239
Northside Independent School District:
5.000%, 08/15/2022 (PSF Guaranteed)	100,000	111,303
1.750%, 06/01/2032 (Callable 07/19/2019)(Mandatory Tender Date 06/01/2022)(PSF Guaranteed) (1)	1,135,000	1,135,170
2.000%, 08/01/2044 (Mandatory Tender Date 08/01/2019)(PSF Guaranteed) (1)	625,000	625,263
2.000%, 06/01/2046 (Mandatory Tender Date 06/01/2021)(PSF Guaranteed) (1)	640,000	645,773
Northwest Harris County Municipal Utility District No. 16,
5.500%, 10/01/2021 (Insured by BAM)	25,000	27,011
Odessa Junior College District,
4.000%, 07/01/2029 (Callable 07/01/2022)(Insured by AGM)	190,000	201,780
Olmos Park Higher Education Facilities Corp.,
5.000%, 12/01/2021	210,000	225,903
Palestine Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	135,000	155,852
Paloma Lake Municipal Utility District No. 1,
2.000%, 09/01/2022 (Insured by NATL)	150,000	150,953
Paseo del Este Municipal Utility District No. 10:
4.000%, 08/15/2022 (Insured by MAC)	160,000	170,573
4.000%, 08/15/2023 (Insured by MAC)	130,000	140,655
4.000%, 08/15/2024 (Insured by MAC)	180,000	196,968
Pearland Independent School District,
5.000%, 02/15/2027 (Callable 02/15/2021)(PSF Guaranteed)	150,000	158,234
Plains Independent School District,
4.000%, 08/15/2023 (Callable 08/15/2020)(PSF Guaranteed)	340,000	348,704
Prosper Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	100,000	115,979
Red River Education Finance Corp.:
3.000%, 06/01/2022	655,000	671,644
5.000%, 06/01/2022	880,000	951,852
Remington Municipal Utility District No. 1:
3.000%, 09/01/2021 (Insured by AGM) (6)	135,000	138,515
3.000%, 09/01/2022 (Insured by AGM) (6)	100,000	103,635
Round Rock Independent School District,
1.500%, 08/01/2040 (Callable 08/01/2019)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	375,000	374,336
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2021	25,000	26,802
San Antonio Water System,
2.000%, 05/01/2043 (Mandatory Tender Date 11/01/2021) (1)	100,000	100,774
San Benito Consolidated Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	100,000	115,543
San Juan Higher Education Finance Authority,
5.125%, 08/15/2020	205,000	208,481
Sedona Lakes Municipal Utility District No. 1,
3.000%, 09/01/2024 (Insured by BAM)	105,000	110,481
South Shore Harbor Municipal Utility District No. 7,
4.000%, 09/01/2023 (Insured by BAM)	370,000	400,466
Southwest Texas Junior College District,
4.000%, 10/01/2023 (Insured by BAM)	100,000	107,578
Spring Creek Utility District of Montgomery County,
3.000%, 10/01/2023 (Insured by AGM) (6)	145,000	151,573
State of Texas:
5.000%, 08/01/2020	375,000	389,959
1.850%, 08/01/2029 (Callable 08/01/2020)(Optional Put Date 08/01/2022) (1)	500,000	501,220
Tarrant County Cultural Education Facilities,
5.000%, 11/15/2024	175,000	198,609
Texas City Industrial Development Corp.,
7.375%, 10/01/2020	200,000	214,250
Texas Department of Housing & Community Affairs:
4.050%, 07/01/2026 (Callable 01/01/2021)(Insured by GNMA)	450,000	463,041
4.750%, 03/01/2049 (Callable 09/01/2027)(Insured by GNMA)	710,000	786,424
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2021	120,000	129,887
6.250%, 12/15/2026	3,000,000	3,505,380
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2021	140,000	150,522
5.000%, 12/15/2022	150,000	165,515
5.000%, 12/15/2023 (Callable 12/15/2022)	190,000	210,066
5.000%, 12/15/2029 (Callable 12/15/2022)	1,425,000	1,560,204
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	1,000,000	1,095,380
Texas State Public Finance Authority Charter School Finance Corp.:
6.000%, 08/15/2026 (Pre-refunded to 02/15/2020)	250,000	257,063
7.250%, 08/15/2041 (Pre-refunded to 08/15/2021) (1)	450,000	503,667
Texas Transportation Commission State Highway Fund,
4.000%, 04/01/2026 (Mandatory Tender Date 10/01/2021) (1)	580,000	612,724
Tioga Independent School District Public Facility Corp.:
4.000%, 08/15/2021	185,000	190,922
4.000%, 08/15/2022	450,000	468,886
4.000%, 08/15/2023	470,000	492,908
4.000%, 08/15/2024	185,000	195,153
Tomball Independent School District,
1.100%, 02/15/2043 (Mandatory Tender Date 08/15/2019)(PSF Guaranteed) (1)	200,000	199,912
Town of Providence Village TX,
4.000%, 03/01/2024 (Insured by BAM)	275,000	301,488
Travis County Health Facilities Development Corp.:
7.000%, 01/01/2032 (Pre-refunded to 01/01/2021)	150,000	162,263
7.125%, 01/01/2046 (Pre-refunded to 01/01/2021)	385,000	417,186
Travis County Housing Finance Corp.,
2.000%, 04/01/2021 (Mandatory Tender Date 04/01/2020) (1)	570,000	572,086
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027 (Pre-refunded to 07/01/2021)	55,000	59,302
Upper Trinity Regional Water District,
5.000%, 08/01/2024 (Callable 08/01/2022)(Insured by AGM)	195,000	214,541
Viridian Municipal Management District:
6.000%, 12/01/2023 (Insured by BAM)	50,000	58,805
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	340,000	368,302
West Harris County Municipal Utility District No. 17:
0.000%, 09/01/2021 (Insured by AGM)	60,000	57,609
3.000%, 09/01/2023 (Insured by AGM)	360,000	375,455
West Ranch Management District,
3.000%, 09/01/2019 (Insured by MAC)	50,000	50,124
Willow Creek Farms Municipal Utility District:
2.400%, 09/01/2023 (Insured by AGM)	45,000	46,129
3.500%, 09/01/2023 (Insured by AGM)	125,000	133,633
Wink-Loving Independent School District:
5.000%, 02/15/2026 (Callable 02/15/2023)(PSF Guaranteed)	1,970,000	2,212,271
5.000%, 02/15/2027 (Callable 02/15/2023)(PSF Guaranteed)	2,350,000	2,636,347
Total Texas		73,365,038	14.8%

Utah
County of Utah UT,
5.000%, 05/15/2057 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024) (1)	250,000	285,165
Utah Charter School Finance Authority,
4.000%, 04/15/2022 (Insured by UT CSCE)	250,000	264,773
Utah Housing Corp.:
2.000%, 07/01/2021 (Mandatory Tender Date 01/01/2021)(Insured by GNMA) (1)	250,000	251,380
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	75,000	79,607
Total Utah		880,925	0.2%

Vermont
City of Burlington VT,
5.000%, 07/01/2023 (Pre-refunded to 07/01/2021)	25,000	26,736
Vermont Economic Development Authority,
2.000%, 07/01/2020 (Callable 07/29/2019)	350,000	348,456
Vermont Housing Finance Agency:
4.000%, 11/01/2044 (Callable 11/01/2023)	85,000	90,060
4.000%, 11/01/2048 (Callable 05/01/2027)	1,500,000	1,606,800
4.000%, 11/01/2049 (Callable 05/01/2028)(Insured by GNMA) (6)	2,515,000	2,787,576
Vermont Public Power Supply Authority,
5.000%, 07/01/2022	380,000	411,966
Total Vermont		5,271,594	1.1%

Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	100,000	102,892	0.0%

Virginia
City of Petersburg VA,
4.000%, 11/01/2025 (Callable 11/01/2022)(Insured by ST)	285,000	304,537
Colonial Heights Economic Development Authority,
1.800%, 01/01/2020 (Mandatory Tender Date 07/01/2019) (1)	380,000	380,000
Stafford County & Staunton Industrial Development Authority,
5.500%, 02/01/2041 (Pre-refunded to 02/01/2021)(Insured by ST)	30,000	31,911
Virginia Commonwealth University Health System Authority,
4.750%, 07/01/2041 (Pre-refunded to 07/01/2021)	90,000	96,083
Virginia Resources Authority,
4.250%, 11/01/2040 (Pre-refunded to 11/01/2020)	45,000	46,678
Wise County Industrial Development Authority,
2.150%, 10/01/2040 (Mandatory Tender Date 09/01/2020) (1)	125,000	125,890
Total Virginia		985,099	0.2%

Washington
Central Puget Sound Regional Transit Authority,
1.630%, 11/01/2045 (SIFMA Municipal Swap Index + 0.450%) (Callable 11/01/2022)(Mandatory Tender Date 11/01/2023) (2)	100,000	100,032
Central Washington University:
4.000%, 05/01/2024 (Callable 05/01/2023)	245,000	266,192
4.000%, 05/01/2026 (Callable 05/01/2023)	400,000	432,156
City of Everett WA,
1.580%, 12/01/2034 (SIFMA Municipal Swap Index + 0.400%) (Callable 07/15/2019)(Mandatory Tender Date 12/01/2019)(Partially Pre-refunded) (2)	45,000	45,000
City of Port Angeles WA,
4.000%, 11/01/2024 (Callable 11/01/2019)(Insured by AGC)	105,000	105,902
Grays Harbor County Public Hospital District No. 1,
3.000%, 08/01/2019 (Callable 07/19/2019)	500,000	500,060
King County Housing Authority:
3.500%, 05/01/2021	300,000	309,828
3.500%, 05/01/2022	345,000	361,253
Spokane Public Facilities District,
5.000%, 12/01/2028 (Callable 06/01/2023)	450,000	504,090
State of Washington,
5.000%, 07/01/2024 (Callable 07/01/2022)	250,000	277,125
Washington Health Care Facilities Authority:
2.180%, 01/01/2035 (SIFMA Municipal Swap Index + 1.000%) (Callable 07/05/2020)(Mandatory Tender Date 01/01/2021) (2)	50,000	50,090
5.000%, 10/01/2042 (Mandatory Tender Date 10/01/2021) (1)	120,000	129,248
Total Washington		3,080,976	0.6%

West Virginia
West Virginia Hospital Finance Authority,
5.125%, 09/01/2021 (Callable 09/01/2019)	120,000	120,737	0.0%

Wisconsin
Boyceville Community School District/WI,
2.000%, 03/01/2020	115,000	115,476
Campbellsport School District,
5.000%, 03/01/2022	540,000	590,452
City of Eagle River WI,
3.000%, 05/01/2024 (Callable 05/01/2022)	1,000,000	1,027,660
City of Hartford WI,
2.250%, 05/01/2020	150,000	151,035
City of Kenosha WI,
5.000%, 06/01/2021	200,000	214,060
City of Ladysmith WI,
4.000%, 06/01/2022 (Callable 07/29/2019)	150,000	150,318
City of Menomonie WI,
3.000%, 12/01/2024	415,000	437,385
City of Oshkosh WI Storm Water Utility Revenue,
4.000%, 05/01/2029 (Callable 05/01/2023)	125,000	133,885
County of Kenosha WI,
2.500%, 08/01/2019 (Callable 07/29/2019)	25,000	25,020
County of Manitowoc WI,
4.000%, 11/01/2021	90,000	94,457
Ladysmith School District,
2.000%, 04/01/2021	150,000	151,755
Milwaukee Redevelopment Authority,
4.500%, 08/01/2023 (Callable 08/01/2019)	110,000	110,233
Public Finance Authority:
4.000%, 01/01/2020	415,000	418,469
4.000%, 10/01/2020	200,000	204,026
4.000%, 12/01/2020	350,000	354,561
5.000%, 06/15/2021	140,000	146,847
4.000%, 10/01/2021	200,000	206,820
5.000%, 06/15/2023	395,000	433,347
8.375%, 06/01/2037 (Pre-refunded to 06/01/2022)	1,050,000	1,248,702
8.625%, 06/01/2047 (Pre-refunded to 06/01/2022)	1,265,000	1,519,088
Rib Lake School District,
3.000%, 10/22/2019	250,000	251,098
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2021 (ETM)(Insured by NATL)	30,000	28,941
State of Wisconsin:
5.000%, 05/01/2025 (Pre-refunded to 05/01/2021)	5,000,000	5,332,550
5.000%, 05/01/2026 (Callable 05/01/2023)	60,000	68,341
5.000%, 05/01/2029 (Pre-refunded to 05/01/2022)	145,000	159,987
Town of Freedom WI,
2.000%, 10/01/2019	200,000	200,258
Town of Grand Chute WI,
3.000%, 11/01/2020 (Callable 07/29/2019)	235,000	235,280
Village of DeForest WI,
3.375%, 05/01/2023 (Callable 05/01/2021)	100,000	103,129
Village of Holmen WI,
2.000%, 10/01/2019	140,000	140,204
Village of Kronenwetter WI,
2.500%, 04/01/2021 (Callable 10/01/2020)	1,120,000	1,129,744
Village of Sussex WI,
3.000%, 06/01/2023 (Callable 06/01/2022)	1,155,000	1,196,337
Village of Waunakee WI,
3.200%, 10/01/2026 (Callable 10/01/2019)	225,000	225,918
Village of Whiting WI,
2.125%, 03/01/2020	250,000	250,928
Wisconsin Center District:
5.000%, 12/15/2020	100,000	105,307
5.000%, 12/15/2022	715,000	798,612
5.000%, 12/15/2025	75,000	89,747
5.250%, 12/15/2027 (Insured by AGM)	95,000	113,906
Wisconsin Health & Educational Facilities Authority:
3.000%, 12/01/2019	575,000	578,324
5.000%, 08/15/2020 (ETM)	55,000	57,216
2.650%, 11/01/2020 (Callable 11/01/2019)	1,000,000	1,001,540
4.500%, 12/15/2021 (Callable 06/15/2020)	200,000	204,924
5.875%, 02/15/2022 (Insured by BHAC)	100,000	108,007
5.000%, 03/01/2022	230,000	240,460
5.000%, 07/01/2022	185,000	200,633
4.000%, 09/15/2022	200,000	209,172
5.000%, 03/01/2023	300,000	317,904
5.000%, 06/01/2023 (Callable 06/01/2022)	335,000	364,835
5.250%, 08/15/2023 (Pre-refunded to 08/15/2020)	420,000	438,085
4.000%, 09/15/2023 (Callable 09/15/2022)	150,000	156,597
4.000%, 09/15/2024 (Callable 09/15/2023)	360,000	378,760
4.500%, 06/01/2025 (Pre-refunded to 06/01/2020)	500,000	514,250
5.000%, 07/01/2025 (Callable 07/01/2024)	660,000	747,846
4.000%, 09/15/2025 (Callable 09/15/2022)	200,000	207,608
4.000%, 09/15/2025 (Callable 09/15/2023)	300,000	314,778
3.000%, 02/15/2035 (Pre-refunded to 08/15/2025)	110,000	118,809
5.250%, 04/15/2035 (Pre-refunded to 04/15/2023)	50,000	57,232
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	375,000	427,496
5.000%, 11/15/2043 (Mandatory Tender Date 06/01/2020) (1)	100,000	103,201
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	385,000	401,905
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	495,000	526,715
4.250%, 03/01/2049 (Callable 09/01/2028)	1,000,000	1,096,240
Total Wisconsin		26,936,420	5.4%

Wyoming
Wyoming Community Development Authority,
4.000%, 12/01/2043 (Callable 06/01/2027)	1,460,000	1,544,826	0.3%
Total Long-Term Investments (Cost $482,956,480)		489,881,809	98.5%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, 1.80% (4)	3,097,522	3,097,522
Total Short-Term Investment (Cost $3,097,522)		3,097,522	0.6%
Total Investments (Cost $486,054,002)		492,979,331	99.1%
Liabilities in Excess of Other Assets		4,246,177	0.9%
TOTAL NET ASSETS		$497,225,508	100.0%
Notes to Schedule of Investments

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CA MTG	CA Mortgage Insurance
FHA	Federal Housing Administration
FNMA	Fannie Mae
GNMA	Ginnie Mae
HUD	US Department of Housing and Development
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SD CRED PROG	State Credit Enhancement Program
UT CSCE	Utah Charter School Finance Authority

(1)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2019.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund's liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2019, the value of these securities total $210,519, which represents 0.04% of total net assets.

(4)	7-Day Yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2019 (Unaudited)
Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$489,881,809	$–	$489,881,809
Total Long-Term Investments	–	489,881,809	–	489,881,809
Short-Term Investment
Money Market Mutual Fund	3,097,522	–	–	$3,097,522
Total Short-Term Investment	3,097,522	–	–	3,097,522
Total Investments	$3,097,522	$489,881,809	$–	$492,979,331

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report. See the Fund's Valuation Policy in Note 2a to the financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2019 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alaska
Alaska Housing Finance Corp.,
4.000%, 12/01/2048 (Callable 06/01/2027)	$1,235,000	$1,338,184
City of Valdez AK,
5.000%, 06/30/2029 (Callable 06/30/2022)	1,225,000	1,350,085
Total Alaska		2,688,269	0.2%

Arizona
Arizona State University,
5.000%, 07/01/2032 (Pre-refunded to 07/01/2022)	715,000	792,077
City of Tempe AZ:
5.000%, 07/01/2034 (Pre-refunded to 07/01/2027)	165,000	206,956
5.000%, 07/01/2035 (Pre-refunded to 07/01/2027)	185,000	232,042
City of Tucson AZ,
5.000%, 07/01/2028 (Callable 07/01/2025)	750,000	895,575
Total Arizona		2,126,650	0.2%

Arkansas
City of Little Rock AR,
2.375%, 04/01/2028 (Callable 10/01/2022)	330,000	341,979
City of Little Rock AR Water Reclamation System Revenue,
5.000%, 10/01/2034 (Callable 04/01/2025)	5,000,000	5,769,350
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	2,160,000	2,242,599
City of Rogers AR:
4.000%, 11/01/2025 (Callable 05/01/2024)	570,000	630,602
4.000%, 11/01/2027 (Callable 05/01/2024)	460,000	507,058
University of Arkansas,
5.000%, 11/01/2035 (Callable 11/01/2024)	665,000	758,173
Total Arkansas		10,249,761	0.9%

California
Aromas-San Juan Unified School District,
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM)	875,000	76,125
Brea Redevelopment Agency:
0.000%, 08/01/2033 (Callable 08/01/2027)	1,500,000	1,506,645
0.000%, 08/01/2034 (Callable 08/01/2027)	1,750,000	1,750,665
Citrus Community College District,
0.000%, 08/01/2034 (Callable 02/01/2024)	885,000	836,989
City of Bakersfield CA,
0.000%, 04/15/2021 (ETM)	12,380,000	12,088,203
City of Pasadena CA,
4.250%, 06/01/2034 (Callable 06/01/2023)	500,000	537,380
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	300,000	272,211
Contra Costa Transportation Authority,
5.000%, 03/01/2028 (Callable 03/01/2025)	1,570,000	1,882,571
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	1,755,000	1,915,284
El Rancho Unified School District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2023)(Insured by BAM)	300,000	137,742
Mendocino-Lake Community College District,
0.000%, 08/01/2051 (Pre-refunded to 08/01/2021)(Insured by AGM)	1,285,000	123,681
Mount San Antonio Community College District,
0.000%, 08/01/2028 (Callable 02/01/2028)	550,000	585,800
Northern California Power Agency,
7.500%, 07/01/2023 (Pre-refunded to 07/01/2021)(Insured by AMBAC)	440,000	476,511
Pajaro Valley Unified School District:
5.000%, 08/01/2030 (Callable 08/01/2019)(Insured by BAM)	235,000	235,630
5.000%, 08/01/2031 (Callable 08/01/2019)(Insured by BAM)	275,000	275,726
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2040 (Pre-refunded to 09/01/2021)(Insured by AGM)	815,000	188,640
Rio Hondo Community College District,
0.000%, 08/01/2042 (Callable 08/01/2034)	6,445,000	7,588,408
San Diego Unified School District:
0.000%, 07/01/2033 (Pre-refunded to 07/01/2024)	350,000	425,744
4.000%, 07/01/2034 (Callable 07/01/2027)	1,000,000	1,136,200
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2020 (ETM)	6,865,000	6,822,917
0.000%, 01/01/2023 (ETM)	14,005,000	13,389,200
0.000%, 01/01/2027 (ETM)	1,380,000	1,227,331
0.000%, 01/01/2028 (ETM)	770,000	670,216
San Marcos Public Facilities Authority,
0.000%, 09/01/2019 (ETM)	7,495,000	7,478,061
San Mateo Union High School District:
0.000%, 08/01/2032 (Callable 08/01/2028)	160,000	169,810
5.000%, 09/01/2041 (Callable 09/01/2023)	2,105,000	2,404,941
0.000%, 12/15/2043 (Pre-refunded to 12/15/2024)(Insured by AMBAC)	1,475,000	1,706,103
San Ysidro School District:
0.000%, 08/01/2042 (Pre-refunded to 08/01/2021)(Insured by AGM)	375,000	76,661
0.000%, 08/01/2043 (Pre-refunded to 08/01/2021)(Insured by AGM)	290,000	54,871
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM)	525,000	57,477
State of California,
5.000%, 08/01/2031 (Callable 02/01/2025)	1,000,000	1,173,590
Sutter Union High School District:
0.000%, 08/01/2036 (Pre-refunded to 08/01/2025)	50,000	20,967
0.000%, 08/01/2037 (Pre-refunded to 08/01/2025)	50,000	19,522
0.000%, 08/01/2041 (Pre-refunded to 08/01/2025)	50,000	14,621
0.000%, 08/01/2043 (Pre-refunded to 08/01/2025)	200,000	50,406
0.000%, 08/01/2044 (Pre-refunded to 08/01/2025)	345,000	80,678
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	700,000	104,615
Tustin Unified School District,
0.000%, 08/01/2028 (Callable 08/01/2021)	1,295,000	1,413,583
Victor Valley Union High School District:
0.000%, 08/01/2036 (Pre-refunded to 08/01/2023)(Insured by AGM)	510,000	238,777
0.000%, 08/01/2038 (Pre-refunded to 08/01/2023)(Insured by AGM)	460,000	189,975
0.000%, 08/01/2041 (Pre-refunded to 08/01/2023)	545,000	188,445
0.000%, 08/01/2042 (Pre-refunded to 08/01/2023)	2,000,000	650,380
0.000%, 08/01/2046 (Pre-refunded to 08/01/2023)	200,000	50,928
0.000%, 08/01/2052 (Pre-refunded to 08/01/2023)	790,000	138,163
Westminster School District,
0.000%, 08/01/2048 (Callable 08/01/2023)(Insured by BAM)	5,045,000	846,450
Total California		71,278,843	6.0%

Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST)	1,225,000	1,421,821
Brush School District No. RE-2J:
5.000%, 12/01/2031 (Callable 12/01/2027)(Insured by BAM)	380,000	464,045
5.000%, 12/01/2032 (Callable 12/01/2027)(Insured by BAM)	395,000	480,837
5.000%, 12/01/2035 (Callable 12/01/2027)(Insured by BAM)	460,000	554,392
City of Fort Lupton CO,
4.000%, 12/01/2042 (Callable 12/01/2027)(Insured by AGM)	850,000	922,344
Colorado Health Facilities Authority,
0.000%, 07/15/2022 (ETM)	6,505,000	6,218,325
Dawson Ridge Metropolitan District No. 1:
0.000%, 10/01/2022 (ETM)	38,235,000	36,435,661
0.000%, 10/01/2022 (ETM)	23,675,000	22,560,854
Mesa County Valley School District No. 51,
5.500%, 12/01/2037 (Callable 12/01/2027)(Insured by ST)	1,000,000	1,253,800
Regional Transportation District,
4.375%, 06/01/2039 (Callable 06/01/2023)	5,725,000	6,128,326
Total Colorado		76,440,405	6.5%

Connecticut
Connecticut Housing Finance Authority:
4.000%, 11/15/2045 (Callable 05/15/2028)	7,000,000	7,617,610
4.000%, 11/15/2047 (Callable 11/15/2026)	1,600,000	1,702,192
4.000%, 05/15/2049 (Callable 11/15/2028)	2,500,000	2,765,525
State of Connecticut,
5.000%, 10/15/2032 (Callable 10/15/2022)	1,000,000	1,091,720
University of Connecticut,
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)	1,250,000	1,495,825
Total Connecticut		14,672,872	1.2%

District of Columbia
District of Columbia,
5.000%, 06/01/2035 (Callable 06/01/2024)	915,000	1,050,155	0.1%

Florida
City of Fort Myers FL,
4.000%, 12/01/2037 (Callable 12/01/2025)	480,000	516,763
City of Jacksonville FL:
1.190%, 08/01/2036 (Callable 07/01/2019)(Optional Put Date 07/05/2019) (1)	750,000	750,000
1.190%, 08/01/2036 (Callable 07/01/2019)(Optional Put Date 07/05/2019) (1)	2,000,000	2,000,000
City of Miami Beach FL,
6.250%, 10/01/2022 (ETM)(Insured by AMBAC)	1,035,000	1,118,783
City of Miramar FL:
5.000%, 10/01/2029 (Callable 10/01/2027)	1,025,000	1,282,808
5.000%, 10/01/2030 (Callable 10/01/2027)	1,000,000	1,242,980
5.000%, 10/01/2034 (Callable 10/01/2027)	1,000,000	1,222,770
5.000%, 10/01/2035 (Callable 10/01/2027)	1,030,000	1,253,695
City of Orlando FL,
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	1,000,000	1,199,920
City of Tallahassee FL:
5.000%, 10/01/2033 (Callable 10/01/2024)	255,000	294,318
5.000%, 10/01/2034 (Callable 10/01/2024)	1,000,000	1,151,400
5.000%, 10/01/2035 (Callable 10/01/2024)	825,000	948,750
City of Tampa FL Water & Wastewater System Revenue,
4.125%, 10/01/2031 (Callable 10/01/2021)	1,930,000	2,040,261
County of Miami-Dade FL:
4.500%, 10/01/2020	7,100,000	7,381,870
5.250%, 10/01/2022 (Insured by AGM)	1,140,000	1,284,062
0.000%, 10/01/2027 (ETM)(Insured by NATL)	100,000	85,770
5.250%, 10/01/2030 (ETM)(Insured by NATL)	2,060,000	2,705,995
County of Seminole FL,
6.000%, 10/01/2019 (ETM)(Insured by NATL)	1,280,000	1,294,925
Escambia County Housing Finance Authority,
2.050%, 05/01/2021 (Mandatory Tender Date 05/01/2020) (1)	1,500,000	1,506,465
Florida Housing Finance Corp.,
3.800%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	1,125,000	1,171,136
Highlands County Health Facilities Authority,
1.190%, 11/15/2037 (Callable 06/28/2019)(Optional Put Date 07/05/2019) (1)	1,000,000	1,000,000
JEA Water & Sewer System Revenue,
5.000%, 10/01/2028 (Pre-refunded to 04/01/2024)	705,000	821,163
Lee County School Board,
5.000%, 08/01/2032 (Callable 08/01/2026)	1,300,000	1,543,282
Miami-Dade County Health Facilities Authority,
5.750%, 05/01/2021 (ETM)(Insured by NATL)	595,000	627,291
Mid-Bay Bridge Authority:
6.875%, 10/01/2022 (ETM)	3,895,000	4,249,017
6.875%, 10/01/2022 (ETM)(Insured by AMBAC)	2,670,000	2,929,123
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027 (Callable 09/01/2019)(Insured by GNMA)	230,000	230,858
Reedy Creek Improvement District,
5.000%, 10/01/2031 (Callable 10/01/2028)	310,000	384,360
School Board of Miami-Dade County,
5.000%, 03/15/2039 (Callable 03/15/2024)	2,000,000	2,276,980
School District of Broward County:
5.250%, 07/01/2022 (Pre-refunded to 07/01/2021)	8,445,000	9,107,510
5.250%, 07/01/2023 (Pre-refunded to 07/01/2021)	4,915,000	5,300,582
Seminole County School Board,
5.000%, 07/01/2035 (Callable 07/01/2026)	145,000	170,732
Tampa Bay Water,
5.000%, 10/01/2019 (ETM)	1,760,000	1,775,752
Total Florida		60,869,321	5.2%

Georgia
Atlanta Development Authority:
5.000%, 09/01/2023 (ETM)	2,450,000	2,805,495
5.000%, 09/01/2024 (Pre-refunded to 09/01/2023)	810,000	925,765
5.000%, 09/01/2032 (Pre-refunded to 09/01/2023)	1,315,000	1,502,940
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	8,665,000	10,756,124
Georgia Housing & Finance Authority,
3.500%, 12/01/2046 (Callable 12/01/2025)	950,000	987,877
Main Street Natural Gas, Inc.,
2.440%, 08/01/2048 (1 Month LIBOR USD + 0.830%) (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	1,000,000	991,300
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	1,835,000	1,767,013
0.000%, 12/01/2021 (ETM)	4,025,000	3,875,874
Total Georgia		23,612,388	2.0%

Illinois
Boone & Winnebago Counties Community Unit School District No. 200,
0.000%, 01/01/2024 (ETM)(Insured by AGM)	705,000	655,361
City of Chicago IL,
5.000%, 01/01/2034 (Pre-refunded to 01/01/2025)	2,170,000	2,574,358
Cook County Community High School District No. 233,
4.000%, 12/01/2026 (Callable 06/01/2022)	2,695,000	2,869,744
Cook County Illinois School District No. 159:
0.000%, 12/01/2022 (ETM)	2,000,000	1,897,960
0.000%, 12/01/2025 (ETM)	275,000	245,454
0.000%, 12/01/2028 (ETM)	185,000	154,399
Cook County Illinois School District No. 163:
6.000%, 12/15/2026 (Insured by BAM)	1,165,000	1,454,013
5.000%, 12/15/2028 (Insured by BAM)	1,305,000	1,581,817
Cook County School District No 130 Blue Island,
5.000%, 12/01/2026 (Callable 12/01/2025)(Insured by AGM)	1,140,000	1,327,063
County of Cook IL:
5.000%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,549,510
5.000%, 11/15/2034 (Callable 11/15/2027)	4,325,000	5,099,045
County of Du Page IL,
5.600%, 01/01/2021	355,000	370,063
Illinois Development Finance Authority:
0.000%, 07/15/2023 (ETM)	27,040,000	25,365,683
0.000%, 07/15/2025 (ETM)	50,115,000	45,220,268
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	1,230,000	1,256,544
Illinois Finance Authority:
5.000%, 02/15/2022	1,095,000	1,196,528
6.250%, 05/01/2022 (Pre-refunded to 05/01/2020)	2,550,000	2,652,791
5.000%, 12/01/2030 (Pre-refunded to 12/01/2021)	6,825,000	7,402,736
5.000%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,424,244
4.000%, 01/01/2034 (Callable 01/01/2026)	1,030,000	1,123,967
Illinois Housing Development Authority:
3.100%, 02/01/2035 (Callable 02/01/2026)	2,715,000	2,752,874
3.500%, 08/01/2046 (Callable 02/01/2026)	760,000	795,614
4.000%, 08/01/2048 (Callable 08/01/2027)(Insured by GNMA)	855,000	923,178
4.250%, 10/01/2049 (Callable 04/01/2028)	10,950,000	12,005,142
Kane County Community Unit School District No. 304:
9.000%, 01/01/2023 (ETM)(Insured by AGM)	805,000	1,010,267
9.000%, 01/01/2023 (Insured by AGM)	2,720,000	3,395,376
Kane McHenry Cook & De Kalb Counties Unit School District No 300/IL,
5.000%, 01/01/2032 (Callable 01/01/2027)	2,060,000	2,413,125
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021 (Insured by AGM)	13,625,000	13,254,264
Lake County Community Consolidated School District No. 50:
5.000%, 01/01/2021 (ETM)	910,000	958,931
5.000%, 01/01/2021	465,000	489,789
Lake County Township High School District No 113-Highland Park,
5.000%, 01/01/2034 (Callable 01/01/2023)	3,675,000	4,065,101
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023 (ETM)	1,935,000	2,131,344
Metropolitan Water Reclamation District of Greater Chicago:
5.000%, 12/01/2031 (Callable 12/01/2021)	4,800,000	5,166,336
5.000%, 12/01/2034 (Callable 12/01/2026)	295,000	344,020
Public Building Commission of Chicago,
7.000%, 01/01/2020 (ETM)(Insured by NATL)	800,000	822,528
Regional Transportation Authority:
7.750%, 06/01/2020 (Insured by NATL)	200,000	211,318
6.700%, 11/01/2021 (Insured by NATL)	585,000	624,909
6.000%, 07/01/2022 (Insured by NATL)	3,705,000	4,185,205
6.000%, 07/01/2027 (Insured by AGM)	1,000,000	1,296,530
Sales Tax Securitization Corp.,
5.000%, 01/01/2029	1,000,000	1,204,680
Southwestern Illinois Development Authority,
7.625%, 11/01/2048 (Pre-refunded to 11/01/2023)	6,185,000	7,782,276
State of Illinois:
6.500%, 06/15/2022	115,000	119,881
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	1,850,000	1,958,206
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,223,512
Will County Community High School District No. 210,
0.000%, 01/01/2024 (ETM)(Insured by AGM)	1,350,000	1,246,590
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2024 (ETM)(Insured by NATL)	705,000	639,759
Total Illinois		183,442,303	15.6%

Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033 (Callable 08/01/2022)	1,000,000	1,054,870
Columbus Multi-High School Building Corp.:
5.000%, 01/15/2026 (Insured by ST)	1,125,000	1,354,815
5.000%, 01/15/2027 (Insured by ST)	1,265,000	1,551,447
5.000%, 07/15/2028 (Insured by ST)	1,000,000	1,257,530
Fort Wayne Redevelopment Authority,
5.000%, 02/01/2025 (Callable 02/01/2024)(Insured by ST)	335,000	385,531
Franklin Community Multi-School Building Corp.,
5.000%, 07/15/2020 (Insured by NATL)	1,990,000	2,064,685
Indianapolis Local Public Improvement Bond Bank,
5.000%, 01/01/2033 (Callable 01/01/2025)	1,780,000	2,072,347
Kankakee Valley Middle School Building Corp.:
5.000%, 01/15/2029 (Insured by ST)	475,000	603,986
5.000%, 07/15/2029 (Insured by ST)	1,180,000	1,510,683
Kokomo-Center School Building Corp.,
5.000%, 01/15/2037 (Callable 07/15/2027)(Insured by ST)	500,000	592,320
Northern Wells Multi-School Building Corp.,
4.000%, 07/15/2035 (Callable 07/15/2027)(Insured by ST)	160,000	176,309
Total Indiana		12,624,523	1.1%

Iowa
Iowa Finance Authority:
5.000%, 08/01/2035 (Callable 08/01/2025)	950,000	1,117,817
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	4,400,000	4,871,988
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	830,000	892,831
Iowa Higher Education Loan Authority:
4.500%, 10/01/2033 (Pre-refunded to 10/01/2021)	2,100,000	2,244,921
5.000%, 10/01/2038 (Pre-refunded to 10/01/2021)	2,090,000	2,257,284
Total Iowa		11,384,841	1.0%

Kansas
City of Wichita KS,
5.000%, 11/15/2020 (ETM)	1,120,000	1,175,104
Crawford County Unified School District No. 250,
5.000%, 09/01/2035 (Callable 09/01/2027)(Insured by BAM)	445,000	530,582
Total Kansas		1,705,686	0.1%

Louisiana
Jefferson Parish Hospital Service District,
6.000%, 01/01/2039 (Pre-refunded to 01/01/2021)	1,080,000	1,152,349
Louisiana Public Facilities Authority:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	26,700,000	32,720,583
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	22,180,000	27,818,378
State of Louisiana,
5.000%, 05/01/2027 (Pre-refunded to 05/01/2022)	1,390,000	1,531,627
Total Louisiana		63,222,937	5.4%

Maryland
City of Baltimore MD:
5.000%, 07/01/2024 (ETM)	1,220,000	1,378,234
5.000%, 07/01/2028 (ETM)	290,000	338,047
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	2,015,000	2,332,463
State of Maryland:
4.000%, 06/01/2030 (Callable 06/01/2024)	5,790,000	6,387,528
4.000%, 08/01/2030 (Callable 08/01/2027)	2,130,000	2,454,889
5.000%, 08/01/2031 (Callable 08/01/2028)	9,835,000	12,385,216
Total Maryland		25,276,377	2.1%

Massachusetts
Commonwealth of Massachusetts,
4.000%, 12/01/2022 (Pre-refunded to 12/01/2019)	10,000,000	10,111,000
Massachusetts Department of Transportation,
5.000%, 01/01/2020 (ETM)	415,000	422,690
Massachusetts Development Finance Agency,
5.000%, 07/15/2033 (Callable 07/15/2026)	625,000	758,594
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044 (Callable 06/01/2025)	1,255,000	1,319,093
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	1,600,000	1,721,808
4.000%, 06/01/2049 (Callable 12/01/2028)	665,000	725,648
Massachusetts State College Building Authority,
0.000%, 05/01/2027 (ETM)(Insured by NATL)	200,000	172,472
Massachusetts Water Resources Authority,
6.500%, 07/15/2019 (ETM)	220,000	220,409
Total Massachusetts		15,451,714	1.3%

Michigan
Algonac Community Schools:
4.000%, 05/01/2028 (Callable 05/01/2027)(Insured by Q-SBLF)	175,000	198,417
4.000%, 05/01/2029 (Callable 05/01/2027)(Insured by Q-SBLF)	370,000	415,958
4.000%, 05/01/2030 (Callable 05/01/2027)(Insured by Q-SBLF)	470,000	523,434
Brighton Area School District,
5.000%, 05/01/2021 (Insured by Q-SBLF)	500,000	532,220
Chippewa Hills School District,
4.000%, 05/01/2033 (Callable 05/01/2025)(Insured by Q-SBLF)	300,000	326,337
Ecorse Public School District,
5.000%, 05/01/2027 (Insured by Q-SBLF)	515,000	634,691
Fraser Public School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,158,460
Michigan Finance Authority,
5.000%, 06/01/2027 (Pre-refunded to 06/01/2022)	1,315,000	1,450,879
Michigan State Housing Development Authority,
4.250%, 12/01/2049 (Callable 06/01/2028)	4,520,000	4,943,885
Pinckney Community Schools:
5.000%, 05/01/2022 (Insured by Q-SBLF)	1,935,000	2,122,792
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,480,962
State of Michigan,
0.000%, 06/01/2022 (ETM)(Insured by AMBAC)	2,000,000	1,915,340
Swartz Creek Community Schools,
5.000%, 05/01/2038 (Callable 05/01/2029)(Insured by Q-SBLF)	1,000,000	1,212,140
Utica Community Schools/MI,
5.000%, 05/01/2034 (Callable 05/01/2029)(Insured by Q-SBLF)	305,000	375,589
Warren Consolidated Schools:
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	2,595,000	3,023,331
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	4,660,000	5,429,179
5.000%, 05/01/2035 (Callable 05/01/2026)(Insured by Q-SBLF)	925,000	1,070,142
Total Michigan		27,813,756	2.4%

Minnesota
County of Hennepin MN,
4.000%, 12/01/2025 (Callable 12/01/2022)	3,000,000	3,257,940
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2032 (Callable 01/01/2027)	505,000	610,762
Minnesota Housing Finance Agency:
4.250%, 07/01/2028 (Callable 01/01/2020)(Insured by GNMA)	35,000	35,386
4.500%, 07/01/2034 (Callable 07/01/2021)(Insured by GNMA)	280,000	287,655
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	475,000	504,673
4.250%, 07/01/2049 (Callable 07/01/2028)(Insured by GNMA)	1,400,000	1,531,222
University of Minnesota,
5.500%, 07/01/2021 (ETM)	11,260,000	11,728,529
Total Minnesota		17,956,167	1.5%

Mississippi
Mississippi Development Bank:
5.000%, 03/01/2029 (Callable 03/01/2027)	825,000	998,935
5.250%, 03/01/2035 (Callable 03/01/2028)	495,000	600,024
Mississippi Home Corp.,
2.400%, 02/01/2022 (Pre-refunded to 8/01/2021) (1)	2,000,000	2,040,040
Oxford School District,
4.000%, 05/01/2027	500,000	577,480
State of Mississippi,
5.000%, 10/01/2028 (Callable 10/01/2027)	1,130,000	1,419,416
West Rankin Utility Authority,
5.000%, 01/01/2038 (Callable 01/01/2025)(Insured by AGM)	500,000	568,105
Total Mississippi		6,204,000	0.5%

Missouri
Independence School District,
5.500%, 03/01/2035 (Callable 03/01/2027)(Insured by ST)	955,000	1,189,873
Jackson County School District No. R-IV,
5.500%, 03/01/2037 (Callable 03/01/2029)(Insured by ST)	1,000,000	1,298,960
Metropolitan St Louis Sewer District,
5.000%, 05/01/2036 (Callable 05/01/2025)	1,275,000	1,486,726
Missouri Housing Development Commission:
1.950%, 05/01/2025 (Insured by GNMA)	115,000	115,719
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	2,280,000	2,359,572
St. Louis County School District,
4.000%, 03/01/2031 (Callable 03/01/2025)	1,480,000	1,639,499
Webster Groves School District:
4.000%, 03/01/2028 (Callable 03/01/2026)	910,000	1,039,675
4.000%, 03/01/2029 (Callable 03/01/2026)	1,370,000	1,558,745
Total Missouri		10,688,769	0.9%

Montana
Flathead County School District No. 44,
4.000%, 07/01/2036 (Callable 07/01/2028)	210,000	234,740
Montana Facility Finance Authority:
5.000%, 07/01/2028 (Callable 07/01/2027)	430,000	535,195
5.000%, 07/01/2029 (Callable 07/01/2027)	535,000	663,630
Total Montana		1,433,565	0.1%

Nevada
County of Clark NV,
5.000%, 07/01/2033 (Callable 07/01/2024)	1,925,000	2,204,760	0.2%

New Hampshire
New Hampshire Housing Finance Authority,
5.250%, 07/01/2028 (Callable 01/01/2021)	510,000	524,530	0.0%

New Jersey
New Jersey Building Authority,
5.000%, 06/15/2024 (ETM)	1,410,000	1,650,588
New Jersey Economic Development Authority,
5.250%, 07/01/2025	1,285,000	1,520,348
New Jersey Health Care Facilities Financing Authority,
3.750%, 07/01/2027 (ETM)	205,000	230,658
New Jersey Housing & Mortgage Finance Agency:
6.000%, 11/01/2023 (Pre-refunded to 07/29/2019)	185,000	198,531
4.500%, 10/01/2048 (Callable 10/01/2027)	1,575,000	1,731,523
New Jersey Transportation Trust Fund Authority,
5.250%, 12/15/2020	5,000,000	5,252,100
Total New Jersey		10,583,748	0.9%

New Mexico
New Mexico Finance Authority,
4.000%, 06/01/2029 (Callable 06/01/2026)	2,615,000	2,982,538
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 03/01/2020)(Insured by GNMA)	470,000	476,016
4.500%, 09/01/2028 (Callable 03/01/2020)(Insured by GNMA)	90,000	90,784
3.500%, 07/01/2033 (Callable 01/01/2028)(Insured by GNMA)	1,170,000	1,235,649
3.550%, 09/01/2037 (Callable 03/01/2027)(Insured by GNMA)	1,160,000	1,203,964
Total New Mexico		5,988,951	0.5%

New York
City of New York NY,
5.000%, 08/01/2022	5,000,000	5,558,450
Metropolitan Transportation Authority:
6.000%, 04/01/2020 (ETM)(Insured by NATL)	3,715,000	3,849,446
5.000%, 11/15/2028 (Pre-refunded to 11/15/2023)	210,000	244,356
New York City Transitional Finance Authority:
5.000%, 08/01/2029 (Callable 08/01/2026)	1,525,000	1,869,513
5.000%, 08/01/2033 (Callable 08/01/2026)	2,835,000	3,408,520
New York City Water & Sewer System:
5.000%, 06/15/2032 (Callable 12/15/2025)	6,500,000	7,782,645
4.000%, 06/15/2040 (Callable 12/15/2029)	500,000	561,880
New York State Dormitory Authority:
5.000%, 03/15/2030 (Callable 03/15/2024)	3,735,000	4,308,696
5.000%, 03/15/2033 (Callable 03/15/2025)	5,000,000	5,847,700
5.000%, 03/15/2037 (Callable 09/15/2025)	155,000	180,594
5.250%, 03/15/2039 (Callable 09/15/2028)	3,700,000	4,615,639
New York State Urban Development Corp.:
5.000%, 03/15/2022	2,015,000	2,213,840
5.000%, 03/15/2032 (Callable 03/15/2024)	6,000,000	6,891,060
State of New York Mortgage Agency,
4.000%, 10/01/2049 (Callable 04/01/2028)	4,520,000	4,923,636
Total New York		52,255,975	4.4%

North Carolina
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021 (ETM)	10,435,000	10,806,382
6.400%, 01/01/2021 (ETM)	1,817,000	1,903,616
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	12,170,000	12,821,703
North Carolina Medical Care Commission,
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	525,000	558,637
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,000,000	1,135,810
Total North Carolina		27,226,148	2.3%

North Dakota
County of Burleigh ND:
5.000%, 07/01/2025 (Pre-refunded to 07/01/2021)	1,500,000	1,605,690
5.000%, 07/01/2029 (Pre-refunded to 07/01/2021)	470,000	503,116
4.000%, 11/01/2029 (Callable 11/01/2022)(Insured by AGM)	425,000	453,615
North Dakota Housing Finance Agency:
3.450%, 07/01/2037 (Callable 07/01/2026)(Insured by FHA)	2,955,000	3,061,705
3.500%, 07/01/2046 (Callable 01/01/2026)	1,280,000	1,343,616
4.000%, 01/01/2050 (Callable 07/01/2028)	1,250,000	1,385,038
Total North Dakota		8,352,780	0.7%

Ohio
Akron Bath Copley Joint Township Hospital District,
3.800%, 01/01/2027 (Pre-refunded to 01/01/2022)	815,000	850,477
City of Bowling Green OH,
5.750%, 06/01/2031 (Pre-refunded to 06/01/2020)	750,000	780,210
City of Oxford OH,
4.000%, 12/01/2033 (Callable 12/01/2026)	40,000	45,172
Cleveland Municipal School District,
5.000%, 12/01/2020 (Insured by SD CRED PROG)	2,015,000	2,117,644
County of Montgomery OH,
5.250%, 05/01/2029 (Pre-refunded to 11/12/2023)	1,050,000	1,207,101
Lucas-Plaza Housing Development Corp.,
0.000%, 06/01/2024 (ETM)(Insured by FHA)	1,200,000	1,101,528
Ohio Housing Finance Agency:
5.000%, 11/01/2028 (Callable 05/01/2020)(Insured by GNMA)	130,000	131,382
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by GNMA)	1,305,000	1,368,188
State of Ohio,
5.000%, 06/15/2021	6,740,000	7,223,325
University of Akron,
5.000%, 01/01/2033 (Callable 07/01/2026)	335,000	394,228
Total Ohio		15,219,255	1.3%

Oregon
Clackamas County School District No. 12,
5.000%, 06/15/2037 (Callable 06/15/2027)(Insured by SCH BD GTY)	825,000	991,048
County of Multnomah OR,
4.000%, 06/01/2030 (Callable 06/01/2022)	1,565,000	1,655,598
State of Oregon:
4.000%, 12/01/2045 (Callable 06/01/2025)	3,145,000	3,328,857
4.000%, 12/01/2048 (Callable 12/01/2026)	3,105,000	3,323,809
State of Oregon Housing & Community Services Department:
2.200%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	400,000	402,824
4.000%, 01/01/2047 (Callable 07/01/2025)	1,565,000	1,656,239
3.750%, 07/01/2048 (Callable 01/01/2027)	1,580,000	1,636,422
Washington County School District No. 1,
5.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY)	600,000	725,196
Total Oregon		13,719,993	1.2%

Pennsylvania
Centennial School District Bucks County,
4.000%, 12/15/2029 (Callable 12/15/2024)(Insured by ST)	265,000	293,482
Commonwealth Financing Authority,
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,500,000	1,630,770
Erie Sewer Authority,
5.125%, 06/01/2020 (ETM)(Insured by AMBAC)	470,000	486,055
Pennsylvania Higher Educational Facilities Authority,
5.750%, 08/15/2041 (Pre-refunded to 08/15/2021)	500,000	546,245
Pennsylvania Housing Finance Agency:
2.450%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	5,325,000	5,386,770
3.500%, 10/01/2046 (Callable 10/01/2025)	1,285,000	1,334,138
Philadelphia Gas Works Co.,
7.000%, 05/15/2020 (ETM)(Insured by NATL)	380,000	398,316
Philadelphia Hospitals & Higher Education Facilities Authority:
5.000%, 05/15/2020 (ETM)	1,575,000	1,624,503
5.250%, 05/15/2023 (Pre-refunded to 05/15/2020)	2,790,000	2,883,688
Pittsburgh Water & Sewer Authority,
0.000%, 09/01/2027 (ETM)	925,000	788,202
South Fork Municipal Authority:
5.500%, 07/01/2029 (Pre-refunded to 07/01/2020)	2,450,000	2,549,127
5.375%, 07/01/2035 (Pre-refunded to 07/01/2020)(Insured by AGC)	1,290,000	1,339,949
Total Pennsylvania		19,261,245	1.6%

Puerto Rico
Puerto Rico Highways & Transportation Authority,
5.250%, 07/01/2022 (ETM)(Insured by AGM)	1,150,000	1,279,513
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	5,490,000	6,034,992
6.000%, 08/01/2026 (ETM)	1,825,000	2,335,179
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,025,000	1,311,539
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,155,000	1,477,880
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,585,000	2,028,087
6.000%, 08/01/2026 (ETM)(Insured by AGC)	985,000	1,260,357
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	6,500,000	8,278,595
Total Puerto Rico		24,006,142	2.0%

Rhode Island
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	5,882,800	0.5%

South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,625,000	5,318,288
Piedmont Municipal Power Agency:
6.750%, 01/01/2020 (ETM)	6,450,000	6,623,311
5.375%, 01/01/2025 (ETM)(Insured by NATL)	5,590,000	6,671,833
Total South Carolina		18,613,432	1.6%

South Dakota
Harrisburg School District No. 41-2,
2.375%, 08/01/2026 (Insured by ST)	415,000	429,371
Sioux Falls School District No. 49-5,
1.375%, 08/01/2021 (Insured by ST)	125,000	125,038
South Dakota Housing Development Authority,
3.375%, 05/01/2033 (Callable 05/01/2022)	340,000	346,222
Total South Dakota		900,631	0.1%

Tennessee
Nashville & Davidson County Metropolitan Government:
0.000%, 06/01/2021 (ETM)	1,315,000	1,277,680
4.875%, 11/01/2028 (ETM)(Insured by NATL)	1,025,000	1,190,835
Rutherford County Health & Educational Facilities Board,
2.500%, 11/01/2021 (Mandatory Tender Date 11/01/2020) (1)	1,850,000	1,871,830
Shelby County Health Educational & Housing Facilities Board,
5.500%, 08/15/2019 (ETM)(Insured by NATL)	835,000	839,158
Tennessee Housing Development Agency:
4.500%, 07/01/2028 (Callable 01/01/2020)	230,000	232,647
3.900%, 07/01/2042 (Callable 07/01/2027)	500,000	524,510
4.000%, 01/01/2043 (Callable 07/01/2027)	1,255,000	1,350,242
3.650%, 07/01/2047 (Callable 01/01/2027)	1,155,000	1,199,491
4.250%, 01/01/2050 (Callable 07/01/2028)	1,695,000	1,860,042
Total Tennessee		10,346,435	0.9%

Texas
Amarillo Independent School District,
5.000%, 02/01/2026 (Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,584,926
Anna Independent School District,
5.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)	910,000	1,079,642
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024 (PSF Guaranteed)	1,025,000	1,137,955
5.000%, 08/15/2024 (PSF Guaranteed)	1,010,000	1,172,711
5.000%, 08/15/2026 (PSF Guaranteed)	500,000	603,800
4.000%, 08/15/2027 (Callable 08/15/2026)(PSF Guaranteed)	865,000	991,013
5.000%, 02/15/2028 (Callable 02/15/2025)(PSF Guaranteed)	1,905,000	2,225,535
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	850,000	965,090
5.000%, 08/15/2028 (Callable 08/15/2024)(PSF Guaranteed)	555,000	637,568
5.000%, 08/15/2033 (Callable 08/15/2024)(PSF Guaranteed)	1,460,000	1,656,764
Austin Community College District Public Facility Corp.,
5.000%, 08/01/2033 (Callable 08/01/2025)	750,000	879,645
Barbers Hill Independent School District,
4.000%, 02/15/2037 (Callable 08/15/2026)(PSF Guaranteed)	860,000	946,086
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,240,000	1,487,479
City of Austin TX,
5.000%, 11/15/2024 (Callable 11/15/2022)	3,000,000	3,355,380
City of Houston TX:
0.000%, 12/01/2019 (ETM)(Insured by AGM)	8,355,000	8,307,543
5.500%, 12/01/2024 (ETM)(Insured by NATL)	1,835,000	2,141,372
0.000%, 12/01/2026 (ETM)(Insured by AGM)	50,000	43,587
5.500%, 12/01/2029 (ETM)(Insured by NATL)	16,050,000	20,800,800
5.750%, 12/01/2032 (ETM)(Insured by AGM)	6,715,000	9,684,306
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2029 (Callable 08/15/2024)(PSF Guaranteed)	215,000	247,424
4.000%, 08/15/2031 (Callable 08/15/2026)(PSF Guaranteed)	120,000	133,639
Conroe Independent School District,
5.000%, 02/15/2023 (Pre-refunded to 02/15/2021)(PSF Guaranteed)	1,745,000	1,847,815
County of Bexar TX:
4.000%, 06/15/2030 (Callable 06/15/2026)	150,000	169,073
4.000%, 06/15/2033 (Callable 06/15/2025)	3,795,000	4,166,796
5.000%, 06/15/2036 (Callable 06/15/2026)	2,120,000	2,507,345
County of Harris TX,
5.000%, 10/01/2026 (Callable 10/01/2025)	4,170,000	5,031,897
County of Montgomery TX,
5.000%, 03/01/2027 (Pre-refunded to 03/01/2022)	665,000	727,005
Crowley Independent School District,
5.000%, 08/01/2036 (Callable 08/01/2025)(PSF Guaranteed)	2,000,000	2,330,440
Dallas Independent School District:
5.000%, 02/15/2036 (Pre-refunded to 2/15/2022)(PSF Guaranteed) (1)	335,000	366,179
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	1,405,000	1,529,581
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	530,000	653,660
DeSoto Independent School District:
5.000%, 08/15/2032 (Callable 08/15/2025)(Insured by BAM)	1,080,000	1,261,710
5.000%, 08/15/2032 (Callable 08/15/2024)(PSF Guaranteed)	1,825,000	2,099,790
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,145,000	1,377,011
Forney Independent School District,
5.000%, 08/15/2034 (Callable 08/15/2025)(PSF Guaranteed)	525,000	614,491
Fort Bend Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,655,000	1,946,495
1.950%, 08/01/2049 (Mandatory Tender Date 08/01/2022)(PSF Guaranteed) (1)	1,000,000	1,012,290
Godley Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	1,445,000	1,627,605
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	2,810,000	3,303,408
5.000%, 08/15/2025 (PSF Guaranteed)	1,445,000	1,735,936
Harris County Cultural Education Facilities Finance Corp.,
7.000%, 01/01/2048 (Pre-refunded to 01/01/2023)	3,800,000	4,520,936
Harris County Health Facilities Development Corp.:
5.500%, 10/01/2019 (ETM)	1,540,000	1,555,677
5.750%, 07/01/2027 (ETM)	4,850,000	5,928,398
Harris County Toll Road Authority,
5.000%, 08/15/2028 (Callable 02/15/2028)	680,000	861,485
Hays Consolidated Independent School District,
4.000%, 02/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	880,000	981,411
Houston Higher Education Finance Corp.:
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,173,520
5.000%, 02/15/2034 (Callable 02/15/2024)(PSF Guaranteed)	1,795,000	2,008,013
Humble Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,589,385
Iraan Sheffield Independent School District,
4.000%, 02/15/2027 (Callable 02/15/2026)(PSF Guaranteed)	350,000	399,683
Irving Independent School District,
5.000%, 02/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,465,738
Kenedy Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2023)(PSF Guaranteed)	100,000	107,532
4.000%, 08/15/2035 (Callable 08/15/2021)(PSF Guaranteed)	100,000	103,095
4.000%, 08/15/2036 (Callable 08/15/2021)(PSF Guaranteed)	150,000	154,508
4.000%, 08/15/2037 (Callable 08/15/2021)(PSF Guaranteed)	100,000	102,906
4.000%, 08/15/2038 (Callable 08/15/2021)(PSF Guaranteed)	100,000	102,832
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,194,487
Klein Independent School District,
4.000%, 08/01/2031 (Callable 08/01/2025)(PSF Guaranteed)	1,000,000	1,110,920
La Porte Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,282,576
Leander Independent School District:
0.000%, 08/15/2035 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	70,000	37,121
0.000%, 08/15/2037 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	680,000	335,968
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	130,000	53,198
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,915,000	3,344,106
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	115,000	46,398
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,500,000	531,915
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	2,000,000	595,340
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	500,000	131,315
0.000%, 08/15/2048 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	625,000	154,356
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)(Insured by AGM)	1,930,000	2,221,970
Lubbock Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,980,000	2,268,922
Melissa Independent School District,
5.000%, 08/01/2036 (Callable 08/01/2026)(PSF Guaranteed)	1,020,000	1,207,619
Mesquite Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,425,000	1,675,216
5.000%, 08/15/2025 (PSF Guaranteed)	2,615,000	3,146,577
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,804,920
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	200,000	187,616
New Caney Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	1,127,130
5.000%, 02/15/2024 (PSF Guaranteed)	1,030,000	1,194,089
Newark Higher Education Finance Corp.:
4.000%, 08/15/2020 (PSF Guaranteed)	355,000	365,011
4.000%, 08/15/2022 (PSF Guaranteed)	215,000	230,562
North East Independent School District,
5.000%, 02/01/2024 (PSF Guaranteed)	2,930,000	3,400,206
North Texas Tollway Authority:
0.000%, 09/01/2037 (Pre-refunded to 09/01/2031)	2,685,000	1,284,558
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031)	6,425,000	1,959,111
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031)	2,505,000	3,065,268
0.000%, 09/01/2045 (Pre-refunded to 09/01/2031)	770,000	1,025,717
Northside Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,000,000	1,203,930
Pflugerville Independent School District,
5.000%, 02/15/2025 (Callable 02/15/2024)(PSF Guaranteed)	1,020,000	1,178,936
Port Arthur Independent School District,
4.000%, 02/15/2036 (Callable 08/15/2026)(PSF Guaranteed)	480,000	527,933
Princeton Independent School District,
5.000%, 02/15/2032 (Callable 02/15/2025)(PSF Guaranteed)	560,000	651,571
Prosper Independent School District,
5.000%, 02/15/2031 (Callable 02/15/2028)(PSF Guaranteed)	1,020,000	1,269,767
Rockwall Independent School District,
5.000%, 02/15/2038 (Callable 08/15/2020)(PSF Guaranteed)	745,000	772,721
San Angelo Independent School District,
5.000%, 02/15/2029 (Callable 02/15/2024)(PSF Guaranteed)	1,500,000	1,712,280
San Jacinto College District,
5.000%, 02/15/2026 (Pre-refunded to 02/15/2021)	700,000	740,082
Sherman Independent School District,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,775,000	2,053,001
Socorro Independent School District,
4.000%, 08/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	900,000	1,008,261
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024 (ETM)	5,340,000	6,011,932
Taylor Independent School District,
4.000%, 02/15/2033 (Callable 02/15/2026)(PSF Guaranteed)	680,000	755,018
Texas Department of Housing & Community Affairs,
3.350%, 09/01/2033 (Callable 09/01/2027)(Insured by GNMA)	1,415,000	1,452,851
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	540,000	591,505
Texas State Public Finance Authority,
6.200%, 02/15/2040 (Pre-refunded to 02/15/2020)	395,000	406,522
Texas Water Development Board:
4.000%, 10/15/2033 (Callable 10/15/2027)	600,000	677,970
4.000%, 10/15/2034 (Callable 04/15/2028)	2,000,000	2,256,840
4.000%, 10/15/2034 (Callable 10/15/2028)	975,000	1,106,586
Travis County Health Facilities Development Corp.,
7.125%, 01/01/2046 (Pre-refunded to 01/01/2021)	15,000	16,254
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027 (Pre-refunded to 07/01/2021)	600,000	646,926
Wylie Independent School District,
6.750%, 08/15/2023 (PSF Guaranteed)	1,010,000	1,225,968
Ysleta Independent School District:
5.000%, 08/15/2023 (Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,097,581
5.000%, 08/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,809,690
Total Texas		179,602,228	15.2%

Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	3,900,000	4,174,911
5.000%, 06/01/2023 (Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	1,750,000	1,873,357
Timpanogos Special Service District,
4.000%, 06/01/2028 (Callable 06/01/2024)	425,000	467,955
Utah Charter School Finance Authority:
5.000%, 04/15/2024 (Insured by UT CSCE)	235,000	267,959
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	500,000	570,305
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	1,725,000	1,830,967
Total Utah		9,185,454	0.8%

Vermont
Vermont Housing Finance Agency:
3.600%, 11/01/2036 (Callable 11/01/2025)	1,590,000	1,650,722
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	1,090,000	1,159,128
4.000%, 11/01/2048 (Callable 05/01/2027)	695,000	744,484
Total Vermont		3,554,334	0.3%

Virginia
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)(Insured by AMBAC)	1,500,000	1,692,315
Virginia Housing Development Authority:
3.700%, 03/01/2023 (Callable 03/01/2021)	75,000	77,628
3.450%, 04/01/2038 (Callable 10/01/2022)	7,000,000	7,189,770
Total Virginia		8,959,713	0.8%

Washington
Central Puget Sound Regional Transit Authority,
5.000%, 11/01/2032 (Callable 11/01/2025)	2,725,000	3,225,174
County of King WA Sewer Revenue,
5.000%, 07/01/2034 (Callable 01/01/2025)	705,000	815,058
Energy Northwest,
5.000%, 07/01/2034 (Callable 07/01/2027)	1,090,000	1,327,140
Pierce County School District No. 3,
5.000%, 12/01/2033 (Callable 06/01/2027)(Insured by SCH BD GTY)	1,500,000	1,820,850
Snohomish County Public Utility District No. 1,
6.800%, 01/01/2020 (Callable 07/29/2019)(ETM)(Insured by NATL)	1,060,000	1,089,012
Snohomish County School District No. 201,
4.000%, 12/01/2021 (Callable 12/01/2020)(Insured by SCH BD GTY)	4,500,000	4,672,080
State of Washington:
5.500%, 07/01/2023	5,040,000	5,666,371
5.000%, 07/01/2032 (Callable 01/01/2025)	6,005,000	6,974,327
5.000%, 08/01/2034 (Callable 08/01/2023)	2,755,000	3,110,781
5.000%, 08/01/2038 (Callable 08/01/2026)	975,000	1,150,597
Thurston & Pierce Counties Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)(Insured by SCH BD GTY)	2,755,000	2,870,738
Washington Health Care Facilities Authority:
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	620,000	674,337
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,845,000	5,280,759
Washington State Housing Finance Commission:
2.550%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	6,250,000	6,323,625
5.000%, 01/01/2023 (ETM)	500,000	533,575
4.000%, 06/01/2049 (Callable 06/01/2028)	625,000	680,581
Total Washington		46,215,005	3.9%

Wisconsin
City of Milwaukee WI,
3.000%, 06/01/2033 (Callable 06/01/2026)	2,500,000	2,532,550
City of Oshkosh WI Storm Water Utility Revenue,
4.000%, 05/01/2029 (Callable 05/01/2023)	1,280,000	1,370,982
Public Finance Authority,
5.000%, 03/01/2025	525,000	622,592
Southeast Wisconsin Professional Baseball Park District:
5.500%, 12/15/2026 (Insured by NATL)	815,000	999,532
0.000%, 12/15/2027 (ETM)(Insured by NATL)	135,000	115,831
0.000%, 12/15/2029 (ETM)(Insured by NATL)	235,000	192,054
State of Wisconsin:
5.000%, 05/01/2024 (Callable 05/01/2023)	2,150,000	2,448,872
4.000%, 05/01/2031 (Callable 05/01/2022)	245,000	259,925
5.000%, 05/01/2032 (Callable 05/01/2023)	5,000,000	5,614,750
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio:
5.000%, 06/01/2028 (Pre-refunded to 06/01/2024)	5,305,000	6,217,036
5.000%, 06/01/2030 (Pre-refunded to 06/01/2024)	10,500,000	12,305,160
5.000%, 06/01/2031 (Pre-refunded to 06/01/2024)	7,975,000	9,346,062
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Callable 04/01/2023)	2,295,000	2,524,867
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)	275,000	330,930
4.000%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,650,536
Wisconsin Center District:
4.000%, 12/15/2029 (Callable 06/15/2026)	1,435,000	1,615,997
5.000%, 12/15/2030 (Callable 06/15/2026)	775,000	925,133
Wisconsin Health & Educational Facilities Authority:
4.000%, 02/15/2033 (Pre-refunded to 08/15/2025)	100,000	113,999
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	250,000	284,998
5.000%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,302,420
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	1,505,000	1,571,084
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	1,680,000	1,787,638
4.250%, 03/01/2049 (Callable 09/01/2028)	2,230,000	2,444,615
Total Wisconsin		58,577,563	5.0%

Wyoming
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	680,000	719,508
4.000%, 12/01/2048 (Callable 06/01/2028)	3,165,000	3,435,006
Total Wyoming		4,154,514	0.4%
Total Long-Term Investments (Cost $1,123,086,456)		1,165,528,938	98.9%

	Shares
SHORT-TERM INVESTMENT
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, 1.80% (3)	2,917,344	2,917,344
Total Short-Term Investment (Cost $2,917,344)		2,917,344	0.2%
Total Investments (Cost $1,126,003,800)		1,168,446,282	99.1%
Liabilities in Excess of Other Assets		10,396,548	0.9%
TOTAL NET ASSETS		$1,178,842,830	100.0%

Notes to Schedule of Investments

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Administration
FNMA	Fannie Mae
GNMA	Ginnie Mae
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SD CRED PROG	State Credit Enhancement Program
UT CSCE	Utah Charter School Finance Authority

(1)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2019.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(3)	7-Day Yield.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2019 (Unaudited)
Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,165,528,938	$–	$1,165,528,938
Total Long-Term Investments	–	1,165,528,938	–	1,165,528,938
Short-Term Investment
Money Market Mutual Fund	2,917,344	–	–	2,917,344
Total Short-Term Investment	2,917,344	–	–	2,917,344
Total Investments	$2,917,344	$1,165,528,938	$–	$1,168,446,282

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report. See the Fund's Valuation Policy in Note 2a to the financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2019 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Community College System,
5.000%, 10/01/2028 (Callable 10/01/2026)(Insured by AGM)	$310,000	$375,388
Black Belt Energy Gas District:
4.000%, 07/01/2046 (Callable 03/01/2021)(Mandatory Tender Date 06/01/2021) (1)	130,000	135,766
4.000%, 08/01/2047 (Callable 04/01/2022)(Mandatory Tender Date 07/01/2022) (1)	1,005,000	1,071,923
City of Birmingham AL:
5.000%, 03/01/2037 (Callable 03/01/2023)	30,000	33,032
0.000%, 03/01/2040 (Callable 09/01/2025)	185,000	210,153
5.000%, 03/01/2043 (Callable 03/01/2023)	285,000	312,645
0.000%, 03/01/2045 (Callable 09/01/2025)	1,175,000	1,328,361
City of Pell City AL Special Care Facilities Financing Authority,
5.000%, 12/01/2031 (Callable 12/01/2021)	1,000,000	1,072,530
County of Jefferson AL:
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)	1,000,000	847,970
5.000%, 09/15/2029 (Callable 03/15/2027)	570,000	689,586
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	200,000	212,120
UAB Medicine Finance Authority,
4.000%, 09/01/2038 (Callable 09/01/2029)	500,000	553,755
Total Alabama		6,843,229	1.5%

Alaska
Alaska Housing Finance Corp.,
5.000%, 12/01/2029 (Callable 06/01/2024)	225,000	257,220
Alaska Industrial Development & Export Authority,
3.500%, 12/01/2020 (Callable 12/01/2019)	1,250,000	1,256,938
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027 (Callable 08/01/2023)	500,000	564,785
City of Valdez AK:
5.000%, 01/01/2021	435,000	457,524
5.000%, 06/30/2029 (Callable 06/30/2022)	1,000,000	1,102,110
Total Alaska		3,638,577	0.8%

Arizona
Apache County School District No. 10,
4.000%, 07/01/2020 (Callable 07/01/2019)	100,000	100,000
Arizona Health Facilities Authority,
3.030%, 02/01/2048 (SIFMA Municipal Swap Index + 1.850%) (Callable 08/09/2019)(Mandatory Tender Date 02/05/2020) (2)	115,000	115,171
Arizona Industrial Development Authority:
3.375%, 07/01/2021	530,000	534,028
4.000%, 07/01/2023 (Insured by SD CRED PROG)	115,000	122,256
4.000%, 07/01/2023 (Insured by SD CRED PROG)	100,000	106,310
4.000%, 07/01/2024 (Insured by SD CRED PROG)	200,000	214,748
4.000%, 07/01/2025 (Insured by SD CRED PROG)	100,000	108,395
4.000%, 07/01/2026 (Insured by SD CRED PROG)	100,000	109,277
5.000%, 05/01/2028	270,000	317,218
4.625%, 08/01/2028	1,160,000	1,226,491
Arizona State University,
5.000%, 07/01/2029 (Callable 07/01/2024)	150,000	173,514
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	400,000	413,724
City of Tucson AZ,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	587,645
Greater Arizona Development Authority,
5.000%, 08/01/2029 (Callable 08/01/2019)	710,000	712,102
Kyrene Elementary School District No. 28,
4.000%, 07/01/2033 (Callable 07/01/2025)	1,500,000	1,649,610
Maricopa County Industrial Development Authority,
2.625%, 07/01/2021	165,000	163,241
Town of Marana AZ:
4.000%, 07/01/2036 (Callable 07/01/2027)	350,000	387,097
4.000%, 07/01/2037 (Callable 07/01/2027)	500,000	551,140
Total Arizona		7,591,967	1.7%

Arkansas
Arkansas Technical University,
4.000%, 06/01/2028 (Callable 06/01/2023)	1,025,000	1,110,690
City of Conway AR,
5.000%, 10/01/2035 (Callable 04/01/2024)	185,000	211,309
City of Fayetteville AR,
3.050%, 01/01/2047 (Callable 01/01/2027)	985,000	987,512
City of Hot Springs AR,
4.000%, 12/01/2030 (Callable 12/01/2023)(Insured by BAM)	540,000	587,595
City of Little Rock AR:
2.375%, 04/01/2028 (Callable 10/01/2022)	1,320,000	1,367,916
4.000%, 10/01/2031 (Callable 10/01/2025)	105,000	115,919
4.000%, 10/01/2033 (Callable 10/01/2025)	210,000	230,425
2.000%, 03/01/2038 (Callable 03/01/2021)	55,000	55,154
City of Lonoke AR:
5.000%, 06/01/2025	210,000	248,046
4.000%, 06/01/2028 (Callable 06/01/2025)	50,000	55,642
City of Magnolia AR,
3.200%, 08/01/2033 (Callable 08/01/2024)(Insured by BAM)	1,085,000	1,113,601
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	340,000	345,675
City of Maumelle AR:
4.000%, 08/01/2026 (Callable 08/01/2025)	25,000	28,171
4.000%, 08/01/2028 (Callable 08/01/2025)	290,000	324,458
4.000%, 08/01/2029 (Callable 08/01/2025)	700,000	781,431
4.000%, 08/01/2030 (Callable 08/01/2025)	325,000	360,652
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	880,000	913,651
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	1,925,000	2,004,464
City of Russellville AR,
4.000%, 07/01/2028 (Callable 07/01/2025)(Insured by AGM)	325,000	362,469
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)	680,000	706,880
City of Springdale AR,
3.000%, 04/01/2043 (Callable 04/01/2024)(Insured by BAM)	1,415,000	1,444,856
University of Central Arkansas:
4.000%, 11/01/2027 (Callable 11/01/2025)(Insured by BAM)	340,000	380,882
4.000%, 11/01/2028 (Callable 11/01/2025)(Insured by BAM)	250,000	278,482
4.000%, 11/01/2031 (Callable 11/01/2025)(Insured by BAM)	885,000	967,562
Total Arkansas		14,983,442	3.3%

California
Acalanes Union High School District:
0.000%, 08/01/2028	50,000	49,663
0.000%, 08/01/2032	340,000	371,012
0.000%, 08/01/2035 (Callable 08/01/2029)	100,000	103,988
0.000%, 08/01/2039 (Callable 08/01/2029)	125,000	128,191
Bay Area Toll Authority,
2.280%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%) (Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)	650,000	667,843
Beaumont Unified School District,
0.000%, 08/01/2041 (Pre-refunded to 08/01/2026)(Insured by AGM)	90,000	110,121
Burbank Unified School District,
0.000%, 02/01/2038 (Callable 08/01/2028)	200,000	194,722
California Health Facilities Financing Authority:
5.000%, 04/01/2020	300,000	307,404
1.000%, 08/15/2053 (Mandatory Tender Date 08/15/2019) (1)	1,970,000	1,968,266
California Municipal Finance Authority:
5.000%, 08/01/2023	400,000	434,024
5.000%, 08/01/2024	400,000	439,012
5.000%, 10/01/2026	300,000	362,475
California Public Finance Authority:
5.000%, 10/15/2020	180,000	186,300
5.000%, 10/15/2021	200,000	212,280
California Statewide Communities Development Authority,
6.200%, 04/01/2028 (Insured by NATL) (1)(6)	700,000	700,000
Campbell Union School District,
0.000%, 08/01/2035 (Callable 08/01/2026)	360,000	399,488
Carlsbad Unified School District,
0.000%, 08/01/2031	105,000	128,743
Chawanakee Unified School District:
0.000%, 08/01/2026 (Insured by BAM)	110,000	123,183
0.000%, 08/01/2027 (Callable 08/01/2026)(Insured by BAM)	100,000	111,856
0.000%, 08/01/2028 (Callable 08/01/2026)(Insured by BAM)	75,000	83,409
0.000%, 08/01/2029 (Callable 08/01/2026)(Insured by BAM)	80,000	88,578
City of Redding CA,
3.674%, 07/01/2022 (ETM)(Insured by NATL) (1)(6)	85,000	85,000
Colton Joint Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2026)(Insured by AGM)	300,000	327,993
Corona-Norca Unified School District,
6.800%, 08/01/2039 (Callable 08/01/2027)(Insured by AGM)	890,000	1,206,546
Covina-Valley Unified School District,
0.000%, 08/01/2032 (Callable 08/01/2019)(Insured by AGM)	180,000	91,656
Denair Unified School District,
0.000%, 08/01/2031 (Insured by AGM)	130,000	156,408
Desert Hot Springs Redevelopment Agency Successor Agency,
5.000%, 09/01/2029 (Callable 09/01/2027)(Insured by BAM)	300,000	370,308
East Bay Municipal Utility District,
5.000%, 06/01/2033 (Callable 06/01/2024)	475,000	556,619
El Rancho Unified School District,
0.000%, 08/01/2034 (Callable 08/01/2028)(Insured by AGM)	245,000	265,727
Enterprise Elementary School District,
0.000%, 08/01/2035 (Callable 08/01/2031)	30,000	36,700
Escondido Union High School District,
0.000%, 08/01/2034 (Insured by AGC)	165,000	245,607
Fresno Joint Powers Financing Authority,
5.000%, 04/01/2027 (Insured by AGM)	305,000	376,050
Golden State Tobacco Securitization Corp.,
5.000%, 06/01/2022	365,000	398,332
Imperial Community College District,
0.000%, 08/01/2040 (Callable 08/01/2030)(Insured by AGM)	140,000	186,455
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)	275,000	329,634
Long Beach Bond Finance Authority:
5.250%, 11/15/2023	90,000	102,593
5.000%, 11/15/2029	50,000	62,196
Los Alamitos Unified School District,
0.000%, 08/01/2043 (Callable 08/01/2031)	300,000	287,889
Mount Diablo Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2025)(Insured by AGM)	30,000	30,832
Northern California Gas Authority,
2.366%, 07/01/2019 (3 Month LIBOR USD + 0.630%) (2)	295,000	295,000
Norwalk-La Mirada Unified School District,
0.000%, 08/01/2029 (Insured by AGC)	210,000	240,868
Oak Park Unified School District:
0.000%, 08/01/2031	110,000	137,309
0.000%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM)	110,000	142,583
Oceanside Unified School District,
0.000%, 08/01/2051 (Pre-refunded to 08/01/2022)	1,000,000	152,760
Pajaro Valley Unified School District:
5.000%, 08/01/2032 (Callable 08/01/2019)(Insured by BAM)	300,000	300,786
5.000%, 08/01/2033 (Callable 08/01/2019)(Insured by BAM)	300,000	300,777
5.000%, 08/01/2034 (Callable 08/01/2019)(Insured by BAM)	640,000	641,638
Palomar Community College District,
0.000%, 08/01/2039 (Callable 08/01/2035)	75,000	83,153
Redondo Beach Unified School District,
6.375%, 08/01/2034 (Callable 08/01/2026)	590,000	770,416
Richmond Joint Powers Financing Authority,
5.500%, 11/01/2029 (Callable 11/01/2025)	300,000	358,128
Rio Hondo Community College District:
0.000%, 08/01/2042 (Callable 08/01/2034)	145,000	168,261
0.000%, 08/01/2042 (Callable 08/01/2034)	285,000	335,562
Sacramento City Unified School District:
5.000%, 07/01/2025 (Callable 07/01/2024)	505,000	576,326
5.000%, 07/01/2031 (Callable 07/01/2022)(Insured by AGM)	500,000	545,620
San Diego Unified School District,
4.000%, 07/01/2032 (Callable 07/01/2026)	300,000	341,217
San Leandro Unified School District,
0.000%, 08/01/2039 (Callable 08/01/2028)(Insured by AGC)	1,350,000	1,219,158
San Mateo Foster City School District,
0.000%, 08/01/2026	75,000	76,523
Santa Barbara Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2033)	330,000	410,830
Santa Paula Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2027)	80,000	81,204
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)(Insured by AGM)	500,000	487,760
School District of Belmont-Redwood Shores CA,
0.000%, 08/01/2031 (Callable 08/01/2026)	100,000	112,491
Silicon Valley Clean Water,
5.000%, 02/01/2039 (Callable 02/01/2024)	640,000	727,469
Solano County Community College District:
0.000%, 08/01/2027 (Callable 08/01/2025)	90,000	88,059
0.000%, 08/01/2028 (Callable 08/01/2025)	80,000	77,937
0.000%, 08/01/2030 (Callable 08/01/2025)	100,000	96,268
0.000%, 08/01/2041 (Callable 08/01/2028)	325,000	318,656
State of California:
5.000%, 08/01/2031 (Callable 02/01/2025)	450,000	528,116
3.000%, 12/01/2032 (Callable 07/29/2019)(Mandatory Tender Date 12/01/2019) (1)	300,000	300,939
Summerville Union High School District,
0.000%, 08/01/2033 (Callable 08/01/2028)(Insured by BAM)	25,000	24,379
Temecula Valley Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2024)(Insured by BAM)	200,000	219,668
West Hills Community College District,
0.000%, 08/01/2035 (Callable 08/01/2027)(Insured by AGM)	50,000	51,676
Westside Union School District,
0.000%, 08/01/2028	160,000	131,758
Wiseburn School District,
0.000%, 08/01/2036 (Callable 08/01/2031)(Insured by AGM)	50,000	49,788
Total California		22,680,186	5.0%

Colorado
Board of Governors of Colorado State University System,
5.000%, 03/01/2032 (Callable 03/01/2027)	125,000	149,574
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST)	2,000,000	2,321,340
Bromley Park Metropolitan District,
5.000%, 12/01/2023 (Insured by BAM)	225,000	255,841
Canterberry Crossing Metropolitan District II:
5.000%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)	235,000	291,842
5.000%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	250,000	308,835
5.000%, 12/01/2032 (Callable 12/01/2028)(Insured by AGM)	530,000	652,456
City & County of Denver Co.:
0.000%, 08/01/2030 (Callable 08/01/2026)	500,000	370,605
0.000%, 08/01/2031 (Callable 08/01/2026)	150,000	106,198
0.000%, 08/01/2032 (Callable 08/01/2026)	335,000	226,591
City of Commerce City CO:
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by AGM)	100,000	123,837
5.000%, 12/15/2029 (Callable 12/15/2027)(Insured by AGM)	310,000	380,246
5.000%, 12/15/2030 (Callable 12/15/2027)(Insured by AGM)	500,000	609,535
City of Fort Lupton CO:
5.000%, 12/01/2027 (Insured by AGM)	75,000	93,632
5.000%, 12/01/2028 (Callable 12/01/2027)(Insured by AGM)	210,000	261,011
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by AGM)	250,000	309,535
5.000%, 12/01/2030 (Callable 12/01/2027)(Insured by AGM)	350,000	430,689
City of Sheridan CO,
5.000%, 12/01/2042 (Callable 12/01/2025)	1,130,000	1,304,777
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2020	400,000	415,092
4.000%, 11/15/2021	475,000	495,297
4.000%, 11/15/2022	445,000	471,633
4.000%, 12/15/2025	1,340,000	1,413,030
4.000%, 04/01/2028	540,000	601,582
5.000%, 06/01/2029 (Callable 06/01/2024)	120,000	135,050
5.000%, 08/15/2030 (Callable 08/15/2024)	500,000	567,845
5.000%, 06/01/2031 (Callable 06/01/2024)	40,000	44,754
Colorado Health Facilities Authority:
5.000%, 12/01/2023	50,000	56,558
5.000%, 02/01/2025 (Callable 02/01/2021)	100,000	105,407
5.000%, 06/01/2027	750,000	900,623
5.500%, 07/01/2034 (Callable 07/29/2019)	75,000	75,236
1.875%, 07/01/2039 (Mandatory Tender Date 11/06/2019) (1)	375,000	374,947
5.250%, 01/01/2040 (Callable 01/01/2023)	200,000	220,832
Colorado Housing & Finance Authority:
1.850%, 04/01/2020 (Mandatory Tender Date 10/01/2019) (1)	1,500,000	1,501,605
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	430,000	459,111
4.250%, 11/01/2049 (Callable 11/01/2028)	2,500,000	2,753,475
Colorado School of Mines,
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by ST)	125,000	154,331
County of Moffat CO,
2.000%, 03/01/2036 (Mandatory Tender Date 10/03/2022) (1)	50,000	49,913
Denver City & County School District No. 1:
5.000%, 12/01/2030 (Callable 03/01/2021)	395,000	416,527
5.000%, 12/01/2031 (Callable 03/01/2021)	595,000	627,130
Denver Health & Hospital Authority:
5.000%, 12/01/2025	400,000	468,448
5.000%, 12/01/2027	340,000	407,432
Denver Urban Renewal Authority,
5.000%, 12/01/2019	50,000	50,746
E-470 Public Highway Authority,
2.637%, 09/01/2039 (1 Month LIBOR USD + 1.050%) (Callable 03/01/2021)(Mandatory Tender Date 09/01/2021) (2)	500,000	503,885
El Paso County School District No. 3,
5.000%, 12/01/2030 (Callable 12/01/2022)(Insured by ST)	250,000	278,128
Glen Metropolitan District No. 1,
2.500%, 12/01/2025 (Insured by BAM)	130,000	132,721
Grand River Hospital District:
5.250%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)	350,000	437,007
5.250%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	1,190,000	1,469,007
Regional Transportation District,
5.000%, 11/01/2033 (Callable 11/01/2027)	500,000	617,040
Southlands Metropolitan District No. 1,
3.000%, 12/01/2022	238,000	240,097
State of Colorado,
4.000%, 03/15/2030 (Callable 03/15/2022)	175,000	185,407
Sterling Hills West Metropolitan District,
5.000%, 12/01/2027	230,000	272,918
Vista Ridge Metropolitan District:
5.000%, 12/01/2025 (Insured by BAM)	600,000	703,062
5.000%, 12/01/2026 (Insured by BAM)	460,000	549,429
Total Colorado		26,351,849	5.8%

Connecticut
City of Hartford CT,
5.000%, 04/01/2027 (Callable 04/01/2023)(Insured by BAM)	550,000	610,979
Connecticut Housing Finance Authority:
4.000%, 11/15/2047 (Callable 11/15/2026)	205,000	218,093
4.000%, 05/15/2049 (Callable 11/15/2028)	1,500,000	1,659,315
Connecticut State Health & Educational Facilities Authority:
5.000%, 11/01/2026 (Callable 11/01/2022)	135,000	149,098
5.000%, 07/01/2030 (Callable 07/01/2020)	50,000	51,554
5.000%, 07/01/2034 (Callable 07/01/2022)	40,000	43,126
State of Connecticut:
5.000%, 04/15/2024	175,000	201,794
5.000%, 09/01/2027 (Callable 09/01/2026)	1,000,000	1,205,810
5.000%, 10/01/2027 (Callable 10/01/2023)	685,000	775,845
5.000%, 07/15/2030 (Callable 07/15/2023)	225,000	251,075
5.000%, 10/15/2032 (Callable 10/15/2022)	960,000	1,048,051
5.000%, 09/01/2033 (Callable 09/01/2026)	300,000	352,911
Town of Hamden CT,
4.000%, 08/15/2019 (Insured by BAM)	250,000	250,680
Town of Stafford CT,
2.500%, 07/30/2019	100,000	100,059
University of Connecticut:
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)	1,000,000	1,196,660
5.000%, 02/15/2031 (Callable 02/15/2021)	100,000	104,684
Total Connecticut		8,219,734	1.8%

District of Columbia
District of Columbia,
5.000%, 06/01/2035 (Callable 06/01/2024)	2,000,000	2,295,420
District of Columbia Housing Finance Agency:
2.000%, 09/01/2021 (Mandatory Tender Date 09/01/2020) (1)	825,000	828,902
3.500%, 06/15/2023	335,000	346,142
District of Columbia Water & Sewer Authority,
5.000%, 10/01/2037 (Callable 04/01/2026)	275,000	322,735
Metropolitan Washington Airports Authority:
0.000%, 10/01/2029 (Insured by AGC)	110,000	82,677
5.000%, 10/01/2033 (Callable 10/01/2025)	250,000	293,060
6.500%, 10/01/2041 (Callable 10/01/2026)(Insured by AGC)	305,000	392,517
6.500%, 10/01/2044 (Callable 10/01/2028)	605,000	798,201
6.500%, 10/01/2044 (Callable 10/01/2028)(Insured by AGM)	875,000	1,159,506
Total District of Columbia		6,519,160	1.4%
Florida
Capital Trust Agency, Inc.,
5.000%, 12/15/2029 (Callable 06/15/2026)	400,000	448,264
City of Fort Myers FL:
5.000%, 12/01/2029 (Callable 12/01/2025)	475,000	565,696
4.000%, 12/01/2037 (Callable 12/01/2025)	1,000,000	1,076,590
4.000%, 12/01/2038 (Callable 12/01/2025)	500,000	537,220
City of Jacksonville FL:
1.190%, 08/01/2036 (Callable 07/01/2019)(Optional Put Date 07/05/2019) (1)	1,750,000	1,750,000
1.190%, 08/01/2036 (Callable 07/01/2019)(Optional Put Date 07/05/2019) (1)	1,000,000	1,000,000
City of Orlando FL:
5.000%, 10/01/2027 (Pre-refunded to 10/01/2020)	100,000	104,548
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	775,000	929,938
City of Tallahassee FL:
5.000%, 12/01/2029 (Callable 12/01/2025)	560,000	650,726
5.000%, 10/01/2033 (Callable 10/01/2025)	1,250,000	1,470,912
5.000%, 10/01/2034 (Callable 10/01/2024)	500,000	575,700
County of Miami-Dade FL:
5.000%, 04/01/2027 (Callable 04/01/2026)	120,000	145,919
5.000%, 10/01/2032 (Callable 10/01/2026)	35,000	41,882
0.000%, 10/01/2034 (Callable 10/01/2029)(Insured by AGC)	195,000	272,744
0.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGC)	270,000	375,362
Florida Department of Management Services,
5.000%, 11/01/2029	2,000,000	2,606,640
Florida Housing Finance Corp.:
4.350%, 01/01/2046 (Callable 01/01/2024)	495,000	500,292
3.800%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	2,735,000	2,847,162
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	290,000	305,753
Florida Municipal Loan Council,
5.000%, 10/01/2026	90,000	109,968
Florida Municipal Power Agency,
4.000%, 10/01/2030 (Callable 10/01/2027)	500,000	571,815
Highlands County Health Facilities Authority:
1.190%, 11/15/2035 (Callable 07/01/2019)(Optional Put Date 07/05/2019) (1)	1,500,000	1,500,000
1.190%, 11/15/2037 (Callable 06/28/2019)(Optional Put Date 07/05/2019) (1)	1,000,000	1,000,000
Hillsborough County Aviation Authority,
5.000%, 10/01/2035 (Callable 10/01/2024)	500,000	574,705
JEA Water & Sewer System Revenue:
5.000%, 10/01/2028 (Callable 10/01/2027)	700,000	862,295
5.000%, 10/01/2032 (Callable 10/01/2027)	660,000	797,867
Manatee County School District,
5.000%, 10/01/2020 (Insured by AGM)	100,000	104,612
Martin County Health Facilities Authority:
3.370%, 11/15/2021 (ETM)	295,000	308,355
5.000%, 11/15/2023 (ETM)	260,000	299,533
Miami Health Facilities Authority:
5.000%, 07/01/2020	140,000	143,832
5.000%, 07/01/2021	250,000	263,275
Miami-Dade County Industrial Development Authority:
5.000%, 01/15/2020	350,000	354,554
5.000%, 01/15/2021	365,000	377,826
Monroe County School District,
5.000%, 10/01/2025 (Insured by AGM)	200,000	239,684
Orange County Convention Center,
5.000%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,198,860
Orange County School Board:
5.000%, 08/01/2031 (Callable 08/01/2025)	990,000	1,161,072
5.000%, 08/01/2033 (Callable 08/01/2026)	150,000	178,704
Palm Beach County Health Facilities Authority,
4.750%, 07/01/2025 (Pre-refunded to 07/01/2020)(Insured by AGM)	130,000	134,429
Pinellas County Health Facilities Authority,
3.576%, 11/15/2023 (Insured by NATL)(1)(6)	225,000	225,000
Pinellas County School Board,
5.000%, 07/01/2033 (Callable 07/01/2027)	515,000	617,923
Reedy Creek Improvement District,
4.000%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,109,250
School Board of Miami-Dade County,
5.000%, 11/01/2030 (Callable 11/01/2024)	185,000	213,621
Village Community Development District No. 7,
4.000%, 05/01/2021	225,000	232,286
Total Florida		28,784,814	6.4%

Georgia
Barnesville-Lamar County Industrial Development Authority,
5.000%, 06/01/2028	175,000	219,468
Burke County Development Authority:
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)	500,000	505,330
2.350%, 10/01/2032 (Mandatory Tender Date 12/11/2020) (1)	100,000	100,978
1.270%, 07/01/2049 (Optional Put Date 06/28/2019) (1)	1,000,000	1,000,000
1.850%, 12/01/2049 (Mandatory Tender Date 08/22/2019) (1)	140,000	140,029
City of Atlanta GA:
5.000%, 01/01/2025 (Callable 01/01/2020)	225,000	228,931
5.500%, 11/01/2027 (Insured by AGM)	145,000	179,994
5.000%, 01/01/2028 (Callable 01/01/2020)	1,000,000	1,017,320
City of Dahlonega GA,
4.000%, 09/01/2021 (Insured by AGM)	150,000	157,502
Gainesville & Hall County Hospital Authority,
5.000%, 02/15/2029 (Callable 02/15/2027)	475,000	569,159
Georgia Housing & Finance Authority:
3.600%, 12/01/2033 (Callable 06/01/2027)	450,000	480,096
4.000%, 12/01/2039 (Callable 06/01/2026)	1,000,000	1,062,010
Main Street Natural Gas, Inc.:
2.440%, 08/01/2048 (1 Month LIBOR USD + 0.830%) (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	2,000,000	1,982,600
4.000%, 08/01/2049 (Callable 09/01/2024)(Mandatory Tender Date 12/02/2024) (1)	500,000	554,655
Monroe County Development Authority:
2.350%, 10/01/2048 (Mandatory Tender Date 12/11/2020) (1)	190,000	191,858
2.050%, 07/01/2049 (Mandatory Tender Date 11/19/2021) (1)	750,000	751,905
Morgan County Hospital Authority,
2.750%, 09/01/2019 (Callable 07/29/2019)	750,000	750,720
Total Georgia		9,892,555	2.2%

Illinois
Adams & Hancock Counties Community Unit School District No. 4:
4.000%, 12/01/2027 (Callable 12/01/2025)(Insured by BAM)	290,000	320,070
4.000%, 12/01/2029 (Callable 12/01/2025)(Insured by BAM)	310,000	338,721
4.000%, 12/01/2030 (Callable 12/01/2025)(Insured by BAM)	325,000	353,356
4.000%, 12/01/2032 (Callable 12/01/2025)(Insured by BAM)	350,000	378,102
Bourbonnais Township Park District:
4.000%, 12/15/2023 (Insured by BAM)	100,000	107,157
4.000%, 12/15/2024 (Insured by BAM)	125,000	135,581
4.000%, 12/15/2025 (Insured by BAM)	130,000	142,506
Bureau County Township High School District No. 502,
4.000%, 12/01/2031 (Callable 12/01/2027)(Insured by BAM)	1,330,000	1,486,262
Chicago Board of Education,
5.000%, 12/01/2023 (Insured by AGM)	1,000,000	1,114,540
Chicago Park District,
5.000%, 01/01/2024	580,000	649,008
City of Berwyn IL,
4.000%, 12/01/2020	100,000	102,420
City of Chicago IL:
5.000%, 01/01/2021 (Callable 01/01/2020)	115,000	117,015
5.000%, 01/01/2023 (Callable 01/01/2020)	125,000	127,190
5.000%, 01/01/2024	250,000	272,417
5.000%, 01/01/2025 (Callable 01/01/2024)(Insured by AGM)	110,000	125,041
5.000%, 01/01/2026 (Callable 01/01/2024)	250,000	268,335
0.000%, 01/01/2027 (Insured by NATL)	330,000	270,814
5.000%, 11/01/2028 (Callable 11/01/2027)(Insured by AGM)	625,000	757,519
5.000%, 01/01/2030 (Callable 01/01/2024)(Insured by AGM)	445,000	499,731
5.625%, 01/01/2031 (Callable 01/01/2027)	250,000	289,680
5.000%, 11/01/2033 (Callable 11/01/2027)(Insured by AGM)	375,000	441,315
City of Country Club Hills IL,
4.000%, 12/01/2019 (Insured by BAM)	195,000	196,741
City of Decatur IL,
4.250%, 03/01/2030 (Callable 03/01/2024)(Insured by BAM)	250,000	269,900
City of Kankakee IL,
4.500%, 05/01/2031 (Callable 05/01/2025)(Insured by AGM)	135,000	148,462
City of Rockford IL,
3.000%, 12/15/2022 (Insured by AGM)	150,000	154,974
Cook & Will Counties Community College District No. 515,
4.000%, 12/01/2021 (Callable 06/01/2020)(Insured by AGM)	690,000	702,489
Cook & Will Counties School District No. 194:
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM)	160,000	174,014
4.000%, 12/01/2026 (Callable 12/01/2024)(Insured by BAM)	130,000	141,057
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023	200,000	180,968
Cook County School District No. 130:
5.000%, 12/01/2027 (Callable 12/01/2025)(Insured by AGM)	1,195,000	1,382,950
5.000%, 12/01/2028 (Callable 12/01/2025)(Insured by AGM)	1,000,000	1,153,900
Cook County School District No. 144,
0.000%, 12/01/2021 (Insured by AGM)	65,000	61,803
Cook County School District No. 163:
6.000%, 12/15/2025 (Insured by BAM)	430,000	526,264
6.000%, 12/15/2027 (Insured by BAM)	1,150,000	1,463,375
Cook County School District No. 83,
5.625%, 06/01/2033	775,000	961,550
Darien Park District,
4.150%, 12/15/2026 (Callable 12/15/2019)	200,000	202,108
DeKalb County Community Unit School District No. 428,
0.000%, 01/01/2030 (Callable 07/01/2020)	300,000	167,541
DuPage County High School District No. 87,
5.000%, 01/01/2029 (Callable 01/01/2025)	315,000	363,904
Ford, Champaign Counties Community Unit School District No. 10,
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)	600,000	723,708
Governors State University:
5.000%, 07/01/2019 (Insured by BAM)	250,000	250,000
5.000%, 07/01/2020 (Insured by BAM)	190,000	195,352
Hampshire Special Service Area No. 13:
3.000%, 03/01/2027 (Insured by BAM)	130,000	132,465
3.000%, 03/01/2028 (Callable 03/01/2027)(Insured by BAM)	140,000	141,562
3.000%, 03/01/2029 (Callable 03/01/2027)(Insured by BAM)	100,000	100,088
3.100%, 03/01/2030 (Callable 03/01/2027)(Insured by BAM)	155,000	155,169
3.150%, 03/01/2031 (Callable 03/01/2027)(Insured by BAM)	160,000	159,859
3.250%, 03/01/2032 (Callable 03/01/2027)(Insured by BAM)	165,000	165,015
3.300%, 03/01/2033 (Callable 03/01/2027)(Insured by BAM)	175,000	174,970
3.350%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)	185,000	184,774
3.400%, 03/01/2035 (Callable 03/01/2027)(Insured by BAM)	195,000	194,770
3.450%, 03/01/2036 (Callable 03/01/2027)(Insured by BAM)	205,000	204,902
3.500%, 03/01/2037 (Callable 03/01/2027)(Insured by BAM)	215,000	214,983
Illinois Development Finance Authority,
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	1,000,000	1,021,580
Illinois Finance Authority:
5.000%, 10/01/2019	525,000	527,987
5.000%, 02/15/2021	100,000	105,743
5.000%, 10/01/2021	170,000	177,145
5.000%, 10/01/2023	205,000	219,586
4.375%, 12/01/2028 (Callable 12/01/2023)	300,000	105,000
5.000%, 01/01/2029 (Callable 01/01/2027)	475,000	563,811
5.000%, 01/01/2030 (Callable 01/01/2027)	90,000	106,114
5.250%, 02/15/2030 (Pre-refunded to 02/15/2020)	245,000	250,870
5.000%, 08/01/2030 (Callable 08/01/2024)	1,065,000	1,216,368
4.000%, 05/15/2034 (Callable 05/15/2026)	200,000	213,976
3.032%, 05/01/2036 (1 Month LIBOR USD + 1.350%) (Callable 11/01/2020)(Mandatory Tender Date 05/01/2021) (2)	300,000	300,753
1.120%, 11/15/2037 (Optional Put Date 06/28/2019) (1)	300,000	300,000
4.000%, 12/01/2040 (Callable 12/01/2027)	270,000	289,367
4.000%, 12/01/2042 (Callable 12/01/2027)	275,000	293,733
5.100%, 12/01/2043 (Callable 12/01/2023)	1,000,000	350,000
Illinois Housing Development Authority:
3.500%, 08/01/2031 (Callable 08/01/2027)(Insured by GNMA)	700,000	738,304
3.100%, 02/01/2035 (Callable 02/01/2026)	750,000	760,462
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)	660,289	648,299
4.250%, 10/01/2049 (Callable 04/01/2028)	2,000,000	2,192,720
Illinois State University:
3.500%, 04/01/2020	320,000	322,227
5.000%, 04/01/2031 (Callable 04/01/2028)(Insured by AGM)	500,000	590,935
Kendall & Kane Counties Community Unit School District No. 115,
0.000%, 01/01/2022 (Insured by NATL)	1,090,000	1,036,863
Knox & Warren Counties Community Unit School District No. 205:
6.000%, 01/01/2030 (Callable 01/01/2021)	285,000	301,958
6.125%, 01/01/2036 (Callable 01/01/2021)	1,400,000	1,484,630
Macoupin, Sangaman & Montgomery Government Bonds,
4.250%, 12/01/2032 (Callable 12/01/2023)(Insured by AGM)	685,000	727,977
Medinah Park District,
4.250%, 01/01/2028 (Callable 01/01/2024)	190,000	205,842
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2020 (Insured by NATL)	140,000	137,396
5.500%, 12/15/2023 (Insured by NATL)	130,000	139,000
5.700%, 06/15/2025 (Pre-refunded to 06/15/2022)(Insured by NATL)	15,000	17,017
5.700%, 06/15/2025 (Callable 06/15/2022)(Insured by NATL)	50,000	55,244
Metropolitan Water Reclamation District of Greater Chicago:
5.000%, 12/01/2031 (Callable 12/01/2021)	1,010,000	1,087,083
5.000%, 12/01/2034 (Callable 12/01/2026)	1,500,000	1,749,255
Monroe & St. Clair Counties Community Unit School District No. 5,
5.000%, 04/15/2021 (Insured by BAM)	100,000	106,308
Ogle & Winnebago Counties Community Unit School District:
5.000%, 12/01/2023 (Insured by BAM)	415,000	469,809
5.000%, 12/01/2024 (Insured by BAM)	100,000	115,234
Peoria City School District No. 150,
5.000%, 01/01/2026 (Insured by BAM)	330,000	386,216
Peoria Public Building Commission,
0.000%, 12/01/2021 (Callable 12/01/2019)(Insured by AGC)	440,000	388,406
Railsplitter Tobacco Settlement Authority,
5.250%, 06/01/2020	135,000	139,401
Richland County Community Unit School District No. 1:
5.000%, 12/01/2030 (Callable 12/01/2024)(Insured by AGM)	155,000	173,687
4.000%, 12/01/2033 (Callable 12/01/2024)(Insured by AGM)	1,750,000	1,855,945
Sales Tax Securitization Corp.:
5.000%, 01/01/2028	1,500,000	1,792,935
5.000%, 01/01/2029	2,500,000	3,011,700
Sangamon County Water Reclamation District,
5.000%, 01/01/2021	80,000	83,619
Shelby Christian Macon Counties Community School District,
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)	155,000	167,186
St. Clair County Community Consolidated School District,
0.000%, 12/01/2021	200,000	189,982
State of Illinois:
0.000%, 08/01/2019	150,000	149,713
0.000%, 08/01/2019	110,000	109,790
5.000%, 08/01/2020	2,000,000	2,070,340
5.000%, 01/01/2022 (Callable 01/01/2020)	220,000	223,192
6.000%, 06/15/2024 (Insured by NATL)	100,000	115,971
5.000%, 08/01/2024 (Callable 08/01/2022)	665,000	715,247
5.000%, 10/01/2026	1,000,000	1,146,950
5.000%, 05/01/2027 (Callable 05/01/2024)	650,000	716,216
5.000%, 06/15/2027 (Callable 06/15/2021)	1,500,000	1,578,225
5.250%, 07/01/2028 (Callable 07/01/2023)	175,000	191,847
5.500%, 07/01/2033 (Callable 07/01/2023)	410,000	451,021
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	2,500,000	2,646,225
University of Illinois,
5.000%, 10/01/2021	700,000	751,849
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2023	600,000	667,656
5.000%, 12/01/2024	485,000	548,778
Village of Crestwood IL:
4.000%, 12/15/2021 (Insured by BAM)	250,000	263,440
4.500%, 12/15/2026 (Callable 12/15/2022)(Insured by BAM)	200,000	218,338
Village of Franklin Park IL,
5.000%, 04/01/2023 (Insured by BAM)	460,000	508,516
Village of Lansing IL,
5.000%, 03/01/2020 (Insured by AGM)	455,000	465,410
Village of River Grove IL:
4.000%, 12/15/2027 (Callable 12/15/2026)(Insured by BAM)	135,000	147,192
4.000%, 12/15/2028 (Callable 12/15/2026)(Insured by BAM)	205,000	222,880
Village of Stone Park IL:
4.750%, 02/01/2029 (Callable 02/01/2023)(Insured by BAM)	230,000	244,851
4.750%, 02/01/2031 (Callable 02/01/2023)(Insured by BAM)	310,000	328,151
4.750%, 02/01/2032 (Callable 02/01/2023)(Insured by BAM)	275,000	290,505
4.750%, 02/01/2033 (Callable 02/01/2023)(Insured by BAM)	190,000	200,425
5.000%, 02/01/2035 (Callable 02/01/2029)(Insured by BAM)	300,000	344,898
5.000%, 02/01/2036 (Callable 02/01/2029)(Insured by BAM)	225,000	257,584
4.000%, 02/01/2037 (Callable 02/01/2029)(Insured by BAM)	185,000	192,374
4.000%, 02/01/2038 (Callable 02/01/2029)(Insured by BAM)	150,000	155,345
Will County Community High School District No. 210:
4.000%, 01/01/2022 (Callable 07/29/2019)	85,000	85,046
0.000%, 01/01/2023 (Insured by AGM)	140,000	128,250
0.000%, 01/01/2026 (Insured by AGM)	235,000	196,357
0.000%, 01/01/2027	660,000	513,579
0.000%, 01/01/2027 (Insured by AGM)	115,000	92,783
0.000%, 01/01/2028	665,000	496,090
0.000%, 01/01/2028 (Insured by AGM)	180,000	139,898
0.000%, 01/01/2029	40,000	28,628
0.000%, 01/01/2033	175,000	103,155
3.375%, 01/01/2033 (Callable 01/01/2023)	80,000	69,826
Will County Community Unit School District No. 201,
0.000%, 11/01/2019 (Insured by NATL)	905,000	899,796
Will County IL School District No. 365,
0.000%, 11/01/2021 (Insured by AGM)	505,000	485,583
Will County Township High School District No. 204:
5.000%, 01/01/2025	125,000	145,566
6.250%, 01/01/2031 (Callable 01/01/2021)	300,000	320,025
Total Illinois		66,291,581	14.6%

Indiana
Blue River Valley School Building Corp.,
2.250%, 07/15/2019 (Insured by ST)	235,000	235,063
Carmel Redevelopment Authority,
4.000%, 08/01/2033 (Callable 08/01/2022)	250,000	263,717
City of Jeffersonville IN,
5.000%, 01/01/2030 (Callable 01/01/2028)(Insured by BAM)	325,000	399,175
City of Lawrence IN,
5.000%, 01/01/2027 (Insured by BAM)	385,000	466,716
City of Whiting IN,
1.850%, 06/01/2044 (Mandatory Tender Date 10/01/2019) (1)	450,000	450,347
East Allen Multi School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2023)(Insured by ST)	165,000	184,310
Evansville Park District:
5.000%, 08/15/2035 (Callable 02/15/2028)(Insured by BAM)	150,000	180,322
5.000%, 08/15/2036 (Callable 02/15/2028)(Insured by BAM)	1,335,000	1,598,743
Franklin Township Community School Corp.,
5.000%, 01/15/2035 (Callable 01/15/2023)(Insured by ST)	775,000	854,445
Hammond Multi-School Building Corp.,
4.500%, 07/15/2026 (Callable 01/15/2024)(Insured by ST)	625,000	700,600
Hammond Sanitary District:
5.000%, 01/15/2022 (Insured by BAM)	285,000	310,983
5.000%, 07/15/2026 (Insured by BAM)	610,000	737,716
5.000%, 01/15/2028 (Callable 07/15/2027)(Insured by BAM)	295,000	358,921
Indiana Bond Bank:
1.840%, 10/15/2022 (SIFMA Municipal Swap Index + 0.660%) (2)	125,000	124,089
2.513%, 10/15/2022 (3 Month LIBOR USD + 0.970%) (2)	510,000	510,061
Indiana Finance Authority:
5.000%, 10/01/2023	180,000	203,256
5.500%, 08/15/2045 (Callable 08/15/2020)	165,000	170,793
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021) (1)	500,000	504,005
Indiana Municipal Power Agency,
5.000%, 01/01/2032 (Callable 01/01/2025)	1,000,000	1,160,510
Indianapolis Local Public Improvement Bond Bank,
5.000%, 01/01/2033 (Callable 01/01/2025)	500,000	582,120
IPS Multi-School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2025)(Insured by ST)	925,000	1,086,339
Kankakee Valley Middle School Building Corp.,
5.000%, 01/15/2029 (Insured by ST)	1,000,000	1,271,550
Loogootee School Building Corp.,
4.000%, 07/15/2026 (Insured by ST)	135,000	153,621
Middlebury Community Schools,
3.000%, 07/15/2019 (Insured by ST)	400,000	400,160
Munster School Building Corp.,
4.000%, 07/15/2024 (Insured by ST)	170,000	188,567
North Montgomery High School Building Corp.,
5.000%, 07/15/2033 (Callable 07/15/2026)(Insured by ST)	165,000	194,997
Shelbyville Central Renovation School Building Corp.,
5.000%, 01/15/2029 (Callable 07/15/2026)(Insured by ST)	220,000	265,575
Taylor Community School Building Corp.,
0.000%, 07/15/2029 (Callable 07/15/2025)(Insured by ST)	360,000	273,017
Tipton County Jail Building Corp.,
5.000%, 01/15/2027 (Insured by ST)	245,000	297,205
Westfield High School Building Corp.:
5.000%, 01/15/2029 (Callable 01/15/2026)(Insured by ST)	250,000	293,450
5.000%, 01/15/2030 (Callable 01/15/2026)(Insured by ST)	300,000	349,842
5.000%, 07/15/2031 (Callable 01/15/2026)(Insured by ST)	150,000	173,577
Total Indiana		14,943,792	3.3%

Iowa
City of Coralville IA,
4.000%, 05/01/2022	100,000	101,265
City of Greenfield IA:
4.000%, 09/01/2029 (Callable 09/01/2026)(Insured by AGM)	140,000	155,259
4.000%, 09/01/2030 (Callable 09/01/2026)(Insured by AGM)	220,000	242,466
4.000%, 09/01/2031 (Callable 09/01/2026)(Insured by AGM)	230,000	251,953
4.000%, 09/01/2036 (Callable 09/01/2026)(Insured by AGM)	200,000	215,260
4.000%, 09/01/2037 (Callable 09/01/2026)(Insured by AGM)	580,000	622,439
4.000%, 09/01/2039 (Callable 09/01/2026)(Insured by AGM)	630,000	671,920
Iowa Finance Authority,
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	2,000,000	2,214,540
Total Iowa		4,475,102	1.0%

Kansas
City of Hutchinson KS:
4.000%, 12/01/2020	330,000	336,679
4.000%, 12/01/2021	360,000	372,222
5.000%, 12/01/2022	140,000	151,097
City of Wichita KS,
3.000%, 09/01/2023 (Callable 09/01/2022)	890,000	902,077
Kansas Development Finance Authority,
5.000%, 12/01/2019 (Insured by BAM)	170,000	172,514
State of Kansas Department of Transportation,
2.010%, 09/01/2019 (1 Month LIBOR USD + 0.400%) (2)	115,000	115,061
Total Kansas		2,049,650	0.5%

Kentucky
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)	395,000	338,954
0.000%, 10/01/2027 (Insured by NATL)	340,000	274,404
0.000%, 10/01/2028 (Insured by NATL)	70,000	54,657
Kentucky Housing Corp.,
2.000%, 04/01/2022 (Mandatory Tender Date 04/01/2021) (1)	250,000	251,395
Kentucky Public Energy Authority,
4.000%, 04/01/2048 (Callable 01/02/2024)(Mandatory Tender Date 04/01/2024) (1)	550,000	597,866
Louisville & Jefferson County Metropolitan Government,
5.000%, 10/01/2019	325,000	327,730
Paducah Electric Plant Board,
5.000%, 10/01/2032 (Callable 10/01/2026)(Insured by AGM)	1,000,000	1,171,650
Total Kentucky		3,016,656	0.7%

Louisiana
City of Shreveport LA,
5.000%, 08/01/2023 (Insured by BAM)	350,000	396,088
Louisiana Housing Corp.,
4.500%, 12/01/2047 (Callable 12/01/2027)	200,000	220,412
St. Tammany Parish Wide School District No. 12:
4.000%, 03/01/2035 (Callable 03/01/2027)	100,000	111,363
4.000%, 03/01/2036 (Callable 03/01/2027)	115,000	127,693
Terrebonne Parish Consolidated Government,
0.000%, 04/01/2034 (Insured by AGM)	715,000	458,565
Total Louisiana		1,314,121	0.3%

Maine
Maine State Housing Authority:
4.250%, 11/15/2040 (Callable 11/15/2024)	500,000	526,285
3.500%, 11/15/2045 (Callable 05/15/2025)	200,000	206,720
4.000%, 11/15/2045 (Callable 11/15/2025)	420,000	441,206
3.500%, 11/15/2046 (Callable 11/15/2025)	50,000	51,531
4.000%, 11/15/2049 (Callable 05/15/2028)	500,000	543,790
Total Maine		1,769,532	0.4%

Massachusetts
Massachusetts Housing Finance Agency:
4.000%, 12/01/2028 (Callable 06/01/2023)	1,000,000	1,066,490
4.500%, 12/01/2048 (Callable 12/01/2027)	2,000,000	2,201,620
4.000%, 06/01/2049 (Callable 12/01/2028)	1,000,000	1,091,200
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 07/29/2019)(Insured by AGC)	700,000	701,393
University of Massachusetts Building Authority,
5.000%, 11/01/2039 (Callable 11/01/2024)	325,000	374,641
Total Massachusetts		5,435,344	1.2%

Michigan
City of Detroit MI:
5.000%, 07/01/2039 (Callable 07/01/2022)(Insured by AGM)	185,000	200,301
5.250%, 07/01/2041 (Callable 07/01/2021)	50,000	53,197
City of Wyandotte MI,
5.000%, 10/01/2023 (Insured by BAM)	25,000	28,176
Detroit Michigan School District,
5.000%, 05/01/2033 (Callable 05/01/2022)(Insured by Q-SBLF)	1,000,000	1,083,050
Flushing Community Schools,
4.000%, 05/01/2029 (Callable 05/01/2028)(Insured by Q-SBLF)	220,000	257,585
Michigan Finance Authority:
5.000%, 07/01/2034 (Callable 07/01/2025)	250,000	289,310
1.100%, 11/15/2046 (Mandatory Tender Date 08/15/2019) (1)	565,000	564,751
Michigan State Housing Development Authority,
4.250%, 12/01/2049 (Callable 06/01/2028)	2,000,000	2,187,560
Romeo Community School District,
5.000%, 05/01/2029 (Callable 05/01/2026)(Insured by Q-SBLF)	1,000,000	1,198,380
Roseville Community Schools,
5.000%, 05/01/2026 (Insured by Q-SBLF)	400,000	486,288
Swartz Creek Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)(Insured by Q-SBLF)	815,000	982,841
Trenton Public Schools School District:
5.000%, 05/01/2029 (Callable 05/01/2028)(Insured by Q-SBLF)	135,000	169,244
5.000%, 05/01/2030 (Callable 05/01/2028)(Insured by Q-SBLF)	300,000	373,104
Warren Consolidated Schools,
5.000%, 05/01/2025 (Insured by BAM)	300,000	355,710
Wayne County Airport Authority,
5.000%, 12/01/2031 (Callable 12/01/2027)	375,000	459,236
Wayne-Westland Community Schools,
4.000%, 11/01/2038 (Callable 05/01/2029)(Insured by Q-SBLF)	750,000	819,848
Western Michigan University,
5.000%, 11/15/2029 (Callable 05/15/2025)	250,000	292,130
Ypsilanti School District,
4.000%, 05/01/2020 (Insured by Q-SBLF)	50,000	51,065
Total Michigan		9,851,776	2.2%

Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027	200,000	244,034
5.000%, 05/01/2031 (Callable 05/01/2027)	520,000	617,911
City of Plato MN,
4.000%, 04/01/2021	280,000	290,326
County of Kanabec MN,
2.750%, 12/01/2019 (Callable 07/29/2019)	2,000,000	2,000,660
Minnesota Housing Finance Agency:
4.375%, 07/01/2026 (Callable 07/01/2021)(Insured by GNMA)	130,000	131,492
3.300%, 07/01/2029 (Callable 07/01/2025)	595,000	625,988
3.600%, 07/01/2033 (Callable 01/01/2023)(Insured by GNMA)	705,000	727,588
4.000%, 01/01/2038 (Callable 01/01/2024)	820,000	865,961
3.800%, 07/01/2038 (Callable 01/01/2023)(Insured by GNMA)	225,000	231,217
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	790,000	833,948
Plymouth Intermediate District No. 287:
4.000%, 02/01/2027	200,000	230,604
4.000%, 02/01/2028 (Callable 02/01/2027)	350,000	399,469
4.000%, 02/01/2037 (Callable 02/01/2027)	250,000	272,922
Total Minnesota		7,472,120	1.6%

Mississippi
Biloxi Public School District,
5.000%, 04/01/2026 (Insured by BAM)	500,000	596,860
City of Gulfport MS,
5.000%, 07/01/2027 (Callable 07/01/2026)	500,000	579,315
Medical Center Educational Building Corp.,
5.000%, 06/01/2042 (Callable 06/01/2027)	500,000	582,260
Mississippi Development Bank:
4.375%, 03/01/2023 (Pre-refunded to 07/01/2019)(Insured by AGC)	150,000	150,000
5.250%, 03/01/2034 (Callable 03/01/2028)	490,000	596,055
State of Mississippi:
5.000%, 10/01/2032 (Callable 10/01/2027)	215,000	264,278
5.000%, 10/15/2034 (Callable 10/15/2025)	1,000,000	1,162,760
West Rankin Utility Authority:
5.000%, 01/01/2028 (Callable 01/01/2025)(Insured by AGM)	110,000	128,544
5.000%, 01/01/2029 (Callable 01/01/2025)(Insured by AGM)	275,000	320,339
5.000%, 01/01/2030 (Callable 01/01/2025)(Insured by AGM)	590,000	684,424
Total Mississippi		5,064,835	1.1%

Missouri
Center School District No. 58:
4.000%, 04/15/2030 (Callable 04/15/2027)	210,000	232,550
4.000%, 04/15/2031 (Callable 04/15/2027)	220,000	241,914
County of Boone MO,
4.000%, 08/01/2019	250,000	250,367
Industrial Development Authority of the City of St. Louis MO,
4.750%, 11/15/2047 (Callable 11/15/2026)	500,000	523,060
Jackson County School District No. R-IV,
6.000%, 03/01/2038 (Callable 03/01/2029)(Insured by ST)	1,005,000	1,339,876
Missouri Housing Development Commission:
3.700%, 11/01/2035 (Callable 05/01/2025)(Insured by GNMA)	150,000	156,560
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	880,000	910,712
4.000%, 05/01/2042 (Callable 11/01/2026)(Insured by GNMA)	1,085,000	1,160,559
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	370,000	395,389
St. Louis Municipal Finance Corp.,
3.000%, 06/01/2020 (Insured by AGM)	130,000	131,798
St. Louis Regional Convention & Sports Complex Authority,
5.250%, 08/15/2019 (Insured by AMBAC)	70,000	70,296
State of Missouri Health & Educational Facilities Authority:
4.000%, 08/01/2019	150,000	150,249
5.000%, 06/01/2031 (Callable 06/01/2024)	50,000	56,837
Total Missouri		5,620,167	1.2%

Montana
Montana Board of Housing:
3.600%, 12/01/2030 (Callable 06/01/2022)	400,000	409,112
3.750%, 12/01/2038 (Callable 12/01/2027)(Insured by FHA)	495,000	522,918
Yellowstone County School District No. 8,
5.000%, 07/01/2027	225,000	278,150
Total Montana		1,210,180	0.3%

Nebraska
Central Plains Energy Project:
5.000%, 09/01/2027 (Callable 09/01/2022)	290,000	314,401
5.000%, 09/01/2042 (Callable 09/01/2022)	575,000	623,380
5.000%, 03/01/2050 (Callable 10/01/2023)(Mandatory Tender Date 01/01/2024) (1)	500,000	561,550
Colfax County School District No. 123,
4.000%, 12/15/2030 (Callable 05/22/2024)	225,000	244,636
Gering School District:
5.000%, 12/01/2031 (Callable 05/30/2022)	25,000	27,306
5.000%, 12/01/2033 (Callable 05/30/2022)	430,000	469,143
5.000%, 12/01/2034 (Callable 05/30/2022)	300,000	326,856
Nebraska Investment Finance Authority:
3.500%, 09/01/2036 (Callable 03/01/2025)	395,000	407,790
3.500%, 09/01/2046 (Callable 03/01/2025)	160,000	166,683
Papio-Missouri River Natural Resource District:
4.000%, 12/15/2027 (Callable 06/15/2022)	150,000	160,224
4.000%, 12/15/2028 (Callable 06/15/2022)	210,000	223,915
Village of Boys Town NE,
3.000%, 09/01/2028	1,675,000	1,791,848
Total Nebraska		5,317,732	1.2%

Nevada
City of Carson City NV,
5.000%, 09/01/2033 (Callable 09/01/2027)	250,000	289,610
Clark County School District,
5.000%, 06/15/2032 (Callable 06/15/2027)(Insured by BAM)	450,000	538,839
Nevada Housing Division:
4.400%, 04/01/2029 (Callable 10/01/2021)(Insured by GNMA)	520,000	528,902
4.000%, 04/01/2049 (Callable 10/01/2028)(Insured by GNMA)	2,000,000	2,186,720
State of Nevada,
5.000%, 06/01/2033 (Callable 12/01/2023)	300,000	337,992
Washoe County School District,
5.000%, 05/01/2030 (Callable 05/01/2027)	525,000	634,452
Total Nevada		4,516,515	1.0%

New Jersey
City of Atlantic City NJ:
5.000%, 03/01/2020 (Insured by AGM)	200,000	204,254
5.000%, 03/01/2021 (Insured by BAM)	100,000	105,271
City of Trenton NJ,
4.000%, 07/15/2023 (Insured by AGM)	400,000	432,836
City of Union City NJ,
5.000%, 11/01/2023 (Insured by ST)	440,000	494,947
Landis Sewage Authority,
5.009%, 09/19/2019 (Insured by NATL) (1)(6)	50,000	50,000
New Jersey Economic Development Authority:
5.000%, 07/15/2019	130,000	130,130
5.000%, 07/15/2020	100,000	102,758
5.000%, 06/15/2023 (Insured by BAM)	295,000	328,636
5.000%, 03/01/2024 (Callable 03/01/2023)	150,000	165,565
3.125%, 07/01/2029 (Callable 07/01/2027)	200,000	201,610
New Jersey Health Care Facilities Financing Authority:
5.000%, 07/01/2025 (Insured by AGM)	150,000	175,084
4.500%, 11/15/2025 (Callable 11/15/2020)	150,000	156,404
4.000%, 07/01/2026 (Callable 07/01/2022)	1,000,000	1,070,440
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by AGM)	175,000	203,842
5.500%, 07/01/2038 (Callable 07/01/2019)(Insured by AGC)	80,000	80,000
New Jersey Housing & Mortgage Finance Agency:
4.500%, 10/01/2048 (Callable 10/01/2027)	1,580,000	1,737,020
4.750%, 10/01/2050 (Callable 04/01/2028)	500,000	556,390
New Jersey Transportation Trust Fund Authority:
5.250%, 12/15/2019	355,000	360,883
0.000%, 12/15/2024 (Insured by BHAC)	555,000	496,120
5.000%, 06/15/2029 (Callable 06/15/2026)	775,000	906,556
4.000%, 12/15/2037 (Callable 12/15/2028)(Insured by BAM)	500,000	543,330
New Jersey Turnpike Authority:
5.000%, 01/01/2029 (Callable 01/01/2028)	50,000	62,584
2.432%, 01/01/2030 (1 Month LIBOR USD + 0.750%) (Callable 07/01/2022)(Mandatory Tender Date 01/01/2023) (2)	690,000	694,168
Newark Housing Authority,
5.000%, 01/01/2032 (Insured by NATL)	200,000	246,836
Passaic Valley Sewerage Commission,
5.750%, 12/01/2022	550,000	623,964
Total New Jersey		10,129,628	2.2%

New Mexico
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	520,000	538,356
New Mexico Municipal Energy Acquisition Authority,
2.360%, 11/01/2039 (1 Month LIBOR USD + 0.750%) (Callable 07/19/2019)(Mandatory Tender Date 08/01/2019) (2)	315,000	315,000
Total New Mexico		853,356	0.2%

New York
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021) (3)	407,487	421,037
City of New York NY:
5.250%, 07/01/2029 (Callable 07/01/2023)	250,000	281,440
1.150%, 03/01/2034 (Optional Put Date 06/28/2019) (1)	1,000,000	1,000,000
County of Suffolk NY:
5.000%, 09/26/2019	1,000,000	1,008,240
3.500%, 10/15/2025 (Callable 10/15/2019)	50,000	50,256
Metropolitan Transportation Authority,
5.000%, 11/15/2038 (Callable 11/15/2023)	500,000	555,685
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046 (Callable 11/15/2019)	900,000	910,764
New York City Transitional Finance Authority:
5.000%, 08/01/2031 (Callable 08/01/2028)	50,000	62,870
5.000%, 08/01/2034 (Callable 08/01/2026)	650,000	778,512
5.000%, 08/01/2038 (Callable 08/01/2028)	1,295,000	1,574,668
5.000%, 08/01/2039 (Callable 08/01/2024)	105,000	120,312
New York City Water & Sewer System:
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,147,600
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,147,600
1.130%, 06/15/2050 (Optional Put Date 06/28/2019) (1)	750,000	750,000
Port Authority of New York & New Jersey,
5.000%, 09/01/2031 (Callable 09/01/2024)	270,000	314,820
State of New York Mortgage Agency,
3.500%, 10/01/2043 (Callable 04/01/2023)	280,000	289,722
Total New York		10,413,526	2.3%

North Carolina
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022 (Insured by AGC)	150,000	164,298
North Carolina Housing Finance Agency,
4.000%, 07/01/2047 (Callable 01/01/2027)	560,000	597,688
North Carolina Medical Care Commission,
5.000%, 06/01/2025 (Callable 06/01/2022)	385,000	422,853
North Carolina Turnpike Authority,
4.000%, 01/01/2041 (Callable 01/01/2029)(Insured by AGM)	2,000,000	2,169,500
Wilmington Housing Authority,
1.500%, 10/01/2020 (Mandatory Tender Date 10/01/2019) (1)	1,000,000	999,880
Total North Carolina		4,354,219	1.0%

North Dakota
City of Horace ND,
2.500%, 08/01/2021 (Callable 08/01/2020) (5)	2,000,000	1,999,720
City of Mandan ND,
2.750%, 09/01/2041 (Callable 07/29/2019)	1,030,000	1,024,582
City of Williston ND:
4.250%, 07/15/2025 (Callable 07/15/2022)	1,750,000	1,840,230
5.000%, 05/01/2028 (Callable 05/01/2023)	480,000	525,538
County of Burleigh ND:
4.000%, 11/01/2021	525,000	546,347
4.000%, 11/01/2029 (Callable 11/01/2022)(Insured by AGM)	850,000	907,230
County of Ward ND,
4.000%, 04/01/2026 (Callable 04/01/2023)(Insured by AGM)	1,030,000	1,103,830
Jamestown Park District,
2.900%, 07/01/2035 (Callable 07/15/2019)	1,340,000	1,342,479
North Dakota Housing Finance Agency:
3.500%, 07/01/2046 (Callable 01/01/2026)	370,000	388,389
4.000%, 01/01/2050 (Callable 07/01/2028)	1,000,000	1,108,030
Total North Dakota		10,786,375	2.4%

Ohio
City of Avon OH,
3.000%, 09/05/2019	800,000	802,064
Clermont County Port Authority,
5.000%, 12/01/2023 (Insured by BAM)	310,000	355,046
Columbus-Franklin County Finance Authority:
3.820%, 11/15/2036 (Callable 11/15/2021)	490,000	498,590
4.000%, 11/15/2038 (Callable 05/15/2022)	340,000	346,871
County of Franklin OH,
1.610%, 05/15/2050 (SIFMA Municipal Swap Index + 0.430%) (Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	1,000,000	1,002,610
County of Hamilton OH,
0.000%, 12/01/2027 (Insured by AMBAC)	75,000	62,993
County of Licking OH,
4.000%, 12/01/2028 (Callable 12/01/2021)	250,000	264,413
County of Lorain OH:
4.000%, 12/01/2028 (Callable 12/01/2023)	180,000	196,515
5.000%, 12/01/2031 (Callable 12/01/2023)	480,000	546,230
County of Lucas OH,
5.000%, 11/15/2029 (Callable 11/15/2021)	600,000	638,850
County of Trumbull OH,
3.125%, 08/29/2019	400,000	400,844
Little Miami Local School District,
5.000%, 11/01/2036 (Callable 11/01/2025)(Insured by SD CRED PROG)	1,845,000	2,152,931
New Riegel Local School District,
4.000%, 12/01/2033 (Callable 12/01/2020)(Insured by BAM)	215,000	221,519
Ohio Higher Educational Facility Commission,
5.000%, 03/01/2025	690,000	773,193
Ohio Housing Finance Agency:
3.200%, 09/01/2036 (Callable 09/01/2025)(Insured by GNMA)	960,000	978,518
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	315,000	333,100
Ohio Turnpike & Infrastructure Commission:
0.000%, 02/15/2034 (Callable 02/15/2031)	1,315,000	1,439,359
0.000%, 02/15/2036 (Callable 02/15/2031)	335,000	365,358
State of Ohio,
5.000%, 11/15/2028 (Callable 05/15/2023)	225,000	255,004
Village of Bratenahl OH,
3.000%, 08/14/2019	775,000	775,946
Total Ohio		12,409,954	2.7%

Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	330,000	339,190
Oklahoma Development Finance Authority,
2.600%, 03/01/2024	425,000	424,622
Oklahoma Housing Finance Agency,
3.300%, 03/01/2031 (Callable 03/01/2022)(Insured by GNMA)	335,000	337,666
Oklahoma Water Resources Board,
5.000%, 10/01/2028 (Callable 10/01/2024)	180,000	211,639
Total Oklahoma		1,313,117	0.3%

Oregon
Clackamas Community College District,
0.000%, 06/15/2040 (Callable 06/15/2027)	425,000	482,069
Clatsop County School District No. 30:
0.000%, 06/15/2038 (Callable 06/15/2029)(Insured by SCH BD GTY)	425,000	217,269
0.000%, 06/15/2039 (Callable 06/15/2029)(Insured by SCH BD GTY)	560,000	271,953
Multnomah & Clackamas Counties School District No. 10JT:
0.000%, 06/15/2031 (Callable 06/15/2029)(Insured by SCH BD GTY)	100,000	71,532
0.000%, 06/15/2033 (Callable 06/15/2029)(Insured by SCH BD GTY)	700,000	460,677
Port of Portland OR,
3.000%, 07/01/2019	100,000	100,000
Salem Hospital Facility Authority:
5.000%, 05/15/2033 (Callable 05/15/2026)	105,000	122,012
5.000%, 05/15/2035 (Callable 05/15/2026)	500,000	579,485
State of Oregon Department of Transportation,
5.000%, 11/15/2038 (Callable 11/15/2023)	300,000	339,117
State of Oregon Housing & Community Services Department,
2.200%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	2,000,000	2,014,120
Umatilla County School District No. 6R:
0.000%, 06/15/2028 (Callable 06/15/2027)(Insured by SCH BD GTY)	100,000	102,335
0.000%, 06/15/2030 (Callable 06/15/2027)(Insured by SCH BD GTY)	100,000	101,039
0.000%, 06/15/2033 (Callable 06/15/2027)(Insured by SCH BD GTY)	200,000	199,448
0.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY)	540,000	530,431
Total Oregon		5,591,487	1.2%

Pennsylvania
Bloomsburg PA Area School District,
4.000%, 09/01/2030 (Callable 03/01/2024)(Insured by BAM)	250,000	271,022
Central Bradford Progress Authority,
5.500%, 12/01/2031 (Callable 12/01/2021)	800,000	864,848
Commonwealth Financing Authority:
5.000%, 06/01/2022	750,000	821,940
5.000%, 06/01/2036 (Callable 06/01/2022)	1,500,000	1,619,460
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,525,000	1,657,950
Deer Lakes School District,
5.000%, 10/01/2020 (Insured by AGM)	100,000	104,497
Lycoming County Authority,
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)	500,000	535,235
Montgomery County Higher Education & Health Authority:
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	250,000	253,295
4.000%, 05/01/2036 (Mandatory Tender Date 05/01/2022) (1)	625,000	653,750
Northampton County General Purpose Authority,
2.580%, 08/15/2043 (SIFMA Municipal Swap Index + 1.400%) (Callable 02/15/2020)(Mandatory Tender Date 08/15/2020) (2)	225,000	226,094
Pennsylvania Economic Development Financing Authority,
4.000%, 11/15/2034 (Callable 11/15/2027)	1,000,000	1,106,590
Pennsylvania Higher Educational Facilities Authority,
5.250%, 07/01/2019	275,000	275,000
Pennsylvania Housing Finance Agency,
3.500%, 10/01/2046 (Callable 10/01/2025)	360,000	373,766
Pennsylvania Turnpike Commission:
5.000%, 06/01/2020	50,000	51,665
5.000%, 06/01/2030 (Callable 12/01/2025)	280,000	325,998
6.000%, 12/01/2030 (Callable 12/01/2027)(Insured by BAM)	205,000	263,659
0.000%, 12/01/2037 (Callable 12/01/2026)(Insured by AGM)	75,000	75,975
0.000%, 12/01/2037 (Callable 12/01/2026)	365,000	370,844
5.000%, 12/01/2038 (Callable 12/01/2028)	605,000	715,745
6.375%, 12/01/2038 (Callable 12/01/2027)	745,000	959,106
Reading School District,
5.000%, 02/01/2023 (Insured by AGM)	230,000	255,114
School District of Philadelphia,
5.000%, 09/01/2023 (Insured by ST)	55,000	62,095
Sports & Exhibition Authority of Pittsburgh and Allegheny County:
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by BAM)	500,000	613,500
5.000%, 02/01/2031 (Callable 08/01/2020)(Insured by AGM)	500,000	516,920
Upper Moreland Township School District,
5.000%, 10/01/2030 (Callable 04/01/2025)(Insured by ST)	250,000	292,828
Washington County Industrial Development Authority,
5.000%, 11/01/2019	285,000	288,012
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020 (Insured by BAM)	125,000	128,581
Westmoreland County Municipal Authority,
5.000%, 08/15/2028 (Callable 08/15/2027)(Insured by BAM)	1,540,000	1,906,304
York Suburban School District,
4.000%, 05/01/2030 (Callable 05/01/2024)(Insured by BAM)	1,780,000	1,926,156
Total Pennsylvania		17,515,949	3.9%

Puerto Rico
Puerto Rico Sales Tax Financing Corp.:
0.000%, 07/01/2024	548,000	465,773
0.000%, 07/01/2027	1,112,000	851,147
0.000%, 07/01/2029 (Callable 07/01/2028)	1,429,000	1,001,443
Total Puerto Rico		2,318,363	0.5%

Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	40,000	42,032
Rhode Island Commerce Corp.,
5.000%, 07/01/2033 (Callable 07/01/2028)(Insured by BAM)	950,000	1,129,778
Rhode Island Housing & Mortgage Finance Corp.:
3.950%, 10/01/2043 (Callable 04/01/2028)(Insured by GNMA)	650,000	685,230
3.500%, 10/01/2046 (Callable 04/01/2025)	95,000	97,633
Total Rhode Island		1,954,673	0.4%

South Carolina
City of Charleston SC,
5.000%, 01/01/2045 (Callable 01/01/2025)	1,000,000	1,151,740
City of Walhalla SC,
5.000%, 06/01/2025 (Insured by BAM)	185,000	219,201
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)	250,000	284,445
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023 (Insured by BAM)	500,000	568,080
South Carolina Jobs-Economic Development Authority,
5.000%, 05/01/2029 (Callable 05/01/2028)	955,000	1,178,871
South Carolina State Housing Finance & Development Authority,
3.800%, 01/01/2049 (Callable 07/01/2027)	500,000	524,995
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)	200,000	225,960
Total South Carolina		4,153,292	0.9%

South Dakota
South Dakota Housing Development Authority:
3.375%, 05/01/2033 (Callable 05/01/2022)	350,000	356,405
4.000%, 05/01/2049 (Callable 05/01/2028)	2,515,000	2,735,842
Total South Dakota		3,092,247	0.7%

Tennessee
City of Memphis TN:
5.000%, 12/01/2032 (Callable 12/01/2024)	530,000	615,463
4.000%, 12/01/2033 (Callable 12/01/2027)	480,000	540,643
County of Warren TN,
4.000%, 06/01/2029 (Callable 06/01/2026)(Insured by AGM)	150,000	169,832
Knox County Health Educational & Housing Facility Board:
5.000%, 04/01/2022	200,000	215,264
5.000%, 01/01/2026 (Callable 01/01/2023)	145,000	161,272
Nashville & Davidson County Metropolitan Government:
3.000%, 10/01/2024	420,000	428,181
1.550%, 11/15/2030 (Mandatory Tender Date 11/03/2020) (1)	255,000	255,301
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026	75,000	91,138
5.000%, 02/01/2027	85,000	100,823
Tennessee Housing Development Agency:
3.600%, 01/01/2031 (Callable 01/01/2023)	2,025,000	2,066,674
3.550%, 07/01/2039 (Callable 07/01/2024)	290,000	299,167
4.000%, 01/01/2042 (Callable 07/01/2026)	260,000	277,800
3.800%, 07/01/2043 (Callable 01/01/2022)	235,000	241,796
4.000%, 07/01/2043 (Callable 01/01/2023)	205,000	209,159
4.000%, 07/01/2045 (Callable 01/01/2025)	160,000	168,666
3.500%, 01/01/2047 (Callable 01/01/2026)	105,000	109,950
4.500%, 07/01/2049 (Callable 01/01/2028)	975,000	1,073,416
4.250%, 01/01/2050 (Callable 07/01/2028)	1,000,000	1,097,370
Total Tennessee		8,121,915	1.8%

Texas
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	250,000	283,850
5.000%, 02/15/2038 (Callable 02/15/2025)(PSF Guaranteed)	295,000	333,778
Bexar County Health Facilities Development Corp.:
5.000%, 07/15/2021	145,000	153,200
5.000%, 07/15/2021	250,000	264,137
5.000%, 07/15/2022	235,000	254,160
Brazoria-Fort Bend County Municipal Utility,
2.000%, 09/01/2019 (Insured by MAC)	180,000	180,094
Bullard Independent School District,
4.000%, 02/15/2029 (Callable 02/15/2024)(PSF Guaranteed)	350,000	385,388
Burleson Independent School District,
2.500%, 02/01/2047 (Mandatory Tender Date 08/01/2022)(PSF Guaranteed) (1)	675,000	691,342
Central Texas Turnpike System,
5.000%, 08/15/2042 (Mandatory Tender Date 04/01/2020) (1)	200,000	204,996
Chambers County Improvement District No. 1,
3.000%, 09/01/2019	900,000	901,935
City of Brownsville TX,
4.000%, 09/01/2029 (Callable 09/01/2026)(Insured by AGM)	170,000	190,793
City of Greenville TX:
5.000%, 02/15/2034 (Callable 02/15/2024)	200,000	225,418
5.000%, 02/15/2035 (Callable 02/15/2024)	175,000	196,835
City of Houston TX,
5.500%, 12/01/2029 (ETM)(Insured by NATL)	500,000	648,000
City of Round Rock TX,
4.000%, 12/01/2024	205,000	228,104
City of San Antonio TX,
2.750%, 02/01/2048 (Mandatory Tender Date 12/01/2022) (1)	1,500,000	1,549,500
City of Tyler Texas,
5.000%, 09/01/2029 (Callable 09/01/2025)	150,000	178,863
Clifton Higher Education Finance Corp.,
5.000%, 08/15/2034 (Callable 08/15/2026)(PSF Guaranteed)	1,000,000	1,175,360
Comal Independent School District,
4.000%, 02/01/2032 (Callable 02/01/2024)(PSF Guaranteed)	610,000	658,574
Corpus Christi Independent School District,
2.000%, 08/15/2047 (Mandatory Tender Date 08/15/2019)(PSF Guaranteed) (1)	1,035,000	1,035,652
County of Harris TX,
5.000%, 08/15/2029 (Callable 08/15/2022)	150,000	165,066
County of Williamson TX,
5.000%, 02/15/2028 (Callable 02/15/2025)	90,000	106,728
Crane County Water District,
5.000%, 02/15/2023	250,000	279,807
Danbury Higher Education Authority, Inc.:
4.000%, 02/15/2027 (PSF Guaranteed)	200,000	227,204
4.000%, 02/15/2028 (Callable 02/15/2027)(PSF Guaranteed)	200,000	227,006
4.000%, 02/15/2030 (Callable 02/15/2027)(PSF Guaranteed)	200,000	224,228
4.000%, 02/15/2031 (Callable 02/15/2027)(PSF Guaranteed)	200,000	222,370
5.000%, 02/15/2047 (Callable 02/15/2022)(PSF Guaranteed)	500,000	537,615
Dickinson Independent School District,
1.350%, 08/01/2037 (Mandatory Tender Date 08/01/2019)(PSF Guaranteed) (1)	750,000	749,925
Ferris Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2026)(PSF Guaranteed)	560,000	678,625
Fort Bend County Municipal Utility District No. 155,
4.000%, 09/01/2033 (Callable 09/01/2023)(Insured by AGM)	230,000	242,310
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2023 (Insured by BAM)	295,000	320,276
Fort Bend Independent School District:
5.000%, 08/15/2030 (Callable 08/15/2026)(PSF Guaranteed)	100,000	121,189
1.350%, 08/01/2042 (Mandatory Tender Date 08/01/2020)(PSF Guaranteed) (1)	975,000	974,269
1.950%, 08/01/2049 (Mandatory Tender Date 08/01/2022)(PSF Guaranteed) (1)	500,000	506,145
Grand Parkway Transportation Corp.:
0.000%, 10/01/2034 (Callable 10/01/2028)	40,000	41,886
0.000%, 10/01/2046 (Callable 10/01/2028)	135,000	139,134
0.000%, 10/01/2047 (Callable 10/01/2028)	910,000	936,071
0.000%, 10/01/2048 (Callable 10/01/2028)	320,000	328,906
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 12/01/2026 (Callable 12/01/2024)	100,000	116,497
5.000%, 12/01/2035 (Callable 12/01/2022)	495,000	540,505
Harris County Municipal Utility District No. 500,
3.000%, 12/01/2022 (Insured by AGM)	175,000	181,923
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028 (Callable 09/01/2023)(Insured by BAM)	250,000	266,912
Harris County Municipal Utility District No. 81,
4.000%, 09/01/2030 (Callable 09/01/2019)(Insured by AGM)	200,000	200,878
Harris County-Houston Sports Authority,
5.000%, 11/15/2026 (Callable 11/15/2024)(Insured by AGM)	135,000	156,515
Lake Travis Independent School District:
2.625%, 02/15/2048 (Pre-refunded to 2/15/2022)(PSF Guaranteed) (1)	25,000	25,798
2.625%, 02/15/2048 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	200,000	205,014
Laredo Community College District,
5.000%, 08/01/2028 (Callable 08/01/2027)(Insured by BAM)	250,000	306,952
Leander Independent School District:
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	145,000	59,337
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,010,000	265,256
Mansfield Independent School District:
2.500%, 08/01/2042 (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	750,000	763,957
5.000%, 02/15/2047 (Callable 02/15/2020)(PSF Guaranteed)	1,400,000	1,427,790
Matagorda County Navigation District No. 1,
4.400%, 05/01/2030 (Insured by AMBAC)	355,000	416,067
Mesquite Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2025)(PSF Guaranteed)	500,000	595,675
Montgomery County Municipal Utility District No. 119:
4.000%, 04/01/2023 (Insured by BAM)	200,000	215,118
4.000%, 04/01/2024 (Insured by BAM)	200,000	217,766
New Caney Independent School District,
4.000%, 02/15/2029 (Callable 02/15/2025)(PSF Guaranteed)	1,450,000	1,612,878
New Hope Cultural Education Facilities Finance Corp.:
3.000%, 07/01/2019	125,000	125,000
4.000%, 04/01/2020	175,000	176,277
4.000%, 07/01/2022	120,000	126,886
3.625%, 08/15/2022 (Callable 08/15/2021)	230,000	231,983
North East Independent School District,
2.000%, 08/01/2044 (Mandatory Tender Date 08/01/2019)(PSF Guaranteed) (1)	190,000	190,080
North Hays County Municipal Utility District No. 1,
4.000%, 08/15/2019 (Insured by BAM)	225,000	225,619
North Texas Tollway Authority:
5.000%, 01/01/2024	100,000	115,257
5.000%, 01/01/2033 (Callable 01/01/2026)	675,000	794,900
5.000%, 01/01/2034 (Callable 01/01/2025)	95,000	109,278
0.000%, 09/01/2037 (Pre-refunded to 09/01/2031)	2,000,000	956,840
5.500%, 09/01/2041 (Pre-refunded to 09/01/2021)	255,000	277,430
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031)	410,000	501,701
Red River Education Finance Corp.,
5.000%, 06/01/2021	485,000	512,039
Rio Vista Independent School District,
4.000%, 08/15/2028 (Callable 08/15/2025)(Insured by BAM)	125,000	137,940
Rosebud-Lott Independent School District:
5.500%, 02/15/2030 (Callable 02/15/2025)(PSF Guaranteed)	100,000	119,866
5.500%, 02/15/2031 (Callable 02/15/2025)(PSF Guaranteed)	100,000	119,715
Round Rock Independent School District,
1.500%, 08/01/2040 (Callable 08/01/2019)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	425,000	424,248
Royse City Independent School District,
5.000%, 02/15/2038 (Callable 08/15/2020)(PSF Guaranteed)	200,000	207,306
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	160,000	176,597
San Juan Higher Education Finance Authority,
5.125%, 08/15/2020	375,000	381,368
Sedona Lakes Municipal Utility District No. 1,
4.000%, 09/01/2026 (Callable 09/01/2025)(Insured by BAM)	85,000	94,580
Texas Department of Housing & Community Affairs,
4.750%, 01/01/2049 (Callable 07/01/2028)	4,320,000	4,824,835
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2019	40,000	40,663
6.250%, 12/15/2026	1,650,000	1,927,959
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2026 (Callable 12/15/2022)	190,000	209,182
5.000%, 12/15/2028 (Callable 12/15/2022)	575,000	631,057
5.000%, 12/15/2029 (Callable 12/15/2022)	1,000,000	1,094,880
Texas Municipal Power Agency,
5.000%, 09/01/2047 (Callable 09/01/2020)	500,000	517,605
Texas State Affordable Housing Corp.,
1.900%, 12/01/2020 (Callable 07/19/2019)(Mandatory Tender Date 12/01/2019) (1)	580,000	580,110
Tioga Independent School District Public Facility Corp.,
4.000%, 08/15/2041 (Callable 08/15/2024)	700,000	704,816
Tomball Independent School District,
1.100%, 02/15/2043 (Mandatory Tender Date 08/15/2019)(PSF Guaranteed) (1)	150,000	149,934
Town of Providence Village TX,
4.000%, 03/01/2025 (Insured by BAM)	105,000	116,619
Travis County Municipal Utility District No. 4,
4.000%, 09/01/2035 (Callable 09/01/2022)(Insured by AGM)	615,000	647,054
Upper Trinity Regional Water District,
5.000%, 08/01/2032 (Callable 08/01/2028)(Insured by BAM)	240,000	292,879
Viridian Municipal Management District:
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)	315,000	340,317
4.000%, 12/01/2028 (Callable 12/01/2023)(Insured by AGM)	470,000	506,486
6.000%, 12/01/2035 (Callable 12/01/2024)(Insured by BAM)	90,000	109,698
Washington County Junior College District,
5.000%, 10/01/2028 (Callable 04/01/2026)(Insured by BAM)	500,000	596,890
Wimberley Independent School District,
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)	330,000	372,837
Total Texas		44,012,308	9.7%
Utah
Jordan Valley Water Conservancy District:
5.000%, 10/01/2032 (Callable 10/01/2026)	250,000	300,650
5.000%, 10/01/2033 (Callable 10/01/2026)	350,000	419,762
Salt Lake City Corp.,
5.000%, 07/01/2030 (Callable 07/01/2027)	155,000	189,934
Timpanogos Special Service District,
4.000%, 06/01/2029 (Callable 06/01/2024)	50,000	54,960
Utah Charter School Finance Authority:
5.000%, 04/15/2027 (Callable 04/15/2026)(Insured by UT CSCE)	365,000	430,821
5.000%, 04/15/2028 (Callable 04/15/2026)(Insured by UT CSCE)	720,000	847,267
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	520,000	593,117
Utah Housing Corp.:
2.000%, 07/01/2021 (Mandatory Tender Date 01/01/2021)(Insured by GNMA) (1)	400,000	402,208
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	340,000	360,886
Utah Infrastructure Agency:
5.000%, 10/15/2026	140,000	169,911
5.000%, 10/15/2027	125,000	153,951
Utah Transit Authority,
5.000%, 12/15/2029 (Callable 06/15/2028)	75,000	92,980
Total Utah		4,016,447	0.9%

Vermont
City of Burlington VT,
5.000%, 07/01/2028 (Callable 07/01/2027)	275,000	334,029
Vermont Economic Development Authority,
2.000%, 07/01/2020 (Callable 07/29/2019)	650,000	647,134
Vermont Educational & Health Buildings Financing Agency,
5.000%, 12/01/2035 (Callable 06/01/2026)	710,000	829,259
Vermont Housing Finance Agency,
3.650%, 11/01/2032 (Callable 11/01/2024)	120,000	125,270
Vermont Public Power Supply Authority,
4.000%, 07/01/2020	335,000	342,018
Total Vermont		2,277,710	0.5%

Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	400,000	411,568	0.1%

Virginia
City of Petersburg VA,
4.000%, 11/01/2025 (Callable 11/01/2022)(Insured by ST)	390,000	416,735
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 10/01/2022)	3,000,000	3,081,330
Total Virginia		3,498,065	0.8%

Washington
Clark & Skamania Counties School District No. 112-6,
5.000%, 12/01/2031 (Callable 06/01/2025)(Insured by SCH BD GTY)	160,000	188,144
Energy Northwest,
5.000%, 07/01/2030 (Callable 07/01/2028)	600,000	758,058
Grays Harbor County Public Hospital District No. 1,
3.000%, 08/01/2019 (Callable 07/19/2019)	1,000,000	1,000,120
King County Public Hospital District No. 1,
5.000%, 12/01/2029 (Callable 12/01/2028)	680,000	843,635
Lewis County School District No. 302,
5.000%, 12/01/2031 (Callable 06/01/2025)(Insured by SCH BD GTY)	235,000	276,050
Pacific County School District No. 118,
4.000%, 12/01/2025 (Insured by SCH BD GTY)	215,000	243,793
State of Washington:
5.000%, 02/01/2029 (Callable 02/01/2022)	160,000	174,281
5.000%, 02/01/2038 (Callable 02/01/2024)	645,000	727,850
5.000%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,593,992
Washington Biomedical Research Properties 3.2,
5.000%, 01/01/2037 (Callable 07/01/2025)	100,000	115,820
Washington Health Care Facilities Authority,
6.375%, 10/01/2036 (Callable 07/29/2019)	45,000	45,169
Washington State Housing Finance Commission:
3.700%, 12/01/2033 (Callable 06/01/2024)	85,000	85,432
3.700%, 12/01/2034 (Callable 06/01/2025)	165,000	174,350
4.000%, 06/01/2049 (Callable 06/01/2028)	500,000	544,465
Total Washington		6,771,159	1.5%

West Virginia
Morgantown Building Commission,
2.400%, 10/01/2019 (Callable 07/29/2019)	255,000	255,071	0.1%

Wisconsin
Milwaukee Redevelopment Authority:
5.000%, 11/15/2030 (Callable 11/15/2026)	225,000	268,405
5.000%, 11/15/2032 (Callable 11/15/2026)	225,000	265,632
Public Finance Authority:
4.000%, 12/01/2020	650,000	658,470
4.000%, 01/01/2021	435,000	445,288
5.000%, 06/15/2025	220,000	250,243
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2023 (ETM)(Insured by NATL)	25,000	23,329
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Callable 04/01/2023)	830,000	913,133
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,203,380
4.000%, 04/01/2037 (Callable 04/01/2028)	1,000,000	1,104,390
Village of Sussex WI,
3.000%, 06/01/2023 (Callable 06/01/2022)	590,000	611,116
Wisconsin Center District:
5.250%, 12/15/2023 (Insured by AGM)	245,000	271,061
0.000%, 12/15/2027 (Insured by NATL)	220,000	184,138
5.000%, 12/15/2027 (Callable 06/15/2026)	500,000	601,360
5.250%, 12/15/2027 (Insured by AGM)	255,000	305,747
5.000%, 12/15/2028 (Callable 06/15/2026)	185,000	222,320
5.000%, 12/15/2030 (Callable 12/15/2022)	395,000	435,713
Wisconsin Health & Educational Facilities Authority:
4.000%, 09/15/2019	165,000	165,635
3.000%, 12/01/2019	750,000	754,335
2.650%, 11/01/2020 (Callable 11/01/2019)	1,625,000	1,627,503
5.000%, 03/01/2021	150,000	154,227
5.000%, 03/01/2022	125,000	130,685
5.000%, 07/01/2023	165,000	182,937
5.000%, 07/01/2024	250,000	283,408
4.000%, 09/15/2025 (Callable 09/15/2023)	200,000	209,852
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	56,530
5.000%, 02/15/2027 (Pre-refunded to 08/15/2025)	100,000	119,808
4.000%, 07/15/2028 (Pre-refunded to 07/15/2021)	185,000	194,966
5.000%, 08/15/2028 (Callable 08/15/2023)	1,000,000	1,124,340
5.000%, 12/01/2028 (Callable 11/01/2026)	45,000	54,275
5.000%, 08/15/2029 (Callable 08/15/2027)	170,000	208,979
5.000%, 12/15/2030 (Callable 12/15/2024)	480,000	547,603
5.000%, 02/15/2032 (Callable 02/15/2022)	50,000	53,368
5.000%, 04/01/2032 (Callable 10/01/2022)	290,000	316,114
1.375%, 11/15/2038 (Mandatory Tender Date 12/03/2019) (1)	185,000	184,933
5.250%, 10/15/2039 (Callable 10/15/2021)	460,000	490,259
Wisconsin Housing & Economic Development Authority:
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	455,000	484,152
4.250%, 03/01/2049 (Callable 09/01/2028)	2,000,000	2,192,480
Total Wisconsin		17,300,114	3.8%

Wyoming
Wyoming Community Development Authority:
3.000%, 12/01/2044 (Callable 06/01/2024)	95,000	97,129
4.000%, 12/01/2048 (Callable 06/01/2028)	2,000,000	2,170,620
Total Wyoming		2,267,749	0.5%
Total Long-Term Investments (Cost $433,831,743)		447,672,908	98.9%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, 1.80% (4)	2,718,785	2,718,785
Total Short-Term Investment (Cost $2,718,785)		2,718,785	0.6%
Total Investments (Cost $436,550,528)		450,391,693	99.5%
Liabilities in Excess of Other Assets		2,334,356	0.5%
TOTAL NET ASSETS		$452,726,049	100.0%

Notes to Schedule of Investments

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Fannie Mae
GNMA	Ginnie Mae
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SD CRED PROG	State Credit Enhancement Program
UT CSCE	Utah Charter School Finance Authority

(1)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2019.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund's liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2019, the value of these securities total $421,037, which represents 0.09% of total net assets.

(4)	7-Day Yield.
(5)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(6)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2019 (Unaudited)
Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$447,672,908	$–	$447,672,908
Total Long-Term Investments	–	447,672,908	–	447,672,908
Short-Term Investment
	2,718,785	–	–	2,718,785
Total Short-Term Investment	2,718,785	–	–	2,718,785
Total Investments	$2,718,785	$447,672,908	$–	$450,391,693

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report. See the Fund's Valuation Policy in Note 2a to the financial statements.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), as of a date within 90 days prior to the filing date of this Form N-CSR, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 13. Exhibits.

(a)	(1) Code of ethics
 Not applicable - only required for annual reports on Form N-CSR.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable because the Registrant is not a closed-end management investment company.

(4) Change in the Registrant’s independent public accountant.

There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Baird Funds, Inc.

By (Signature and Title)      /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date    September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date    September 6, 2019

By (Signature and Title)      /s/Heidi Schneider
Heidi Schneider, Treasurer

Date    September 6, 2019